                             N-30D Table of Contents


Frank Russell Investment Company Fund Name                            N-30D Page
------------------------------------------                            ----------

External Funds . . . . . . . . . . . . . . . . . . . . . . . . . .          2
     Equity I. . . . . . . . . . . . . . . . . . . . . . . . . . .          5
     Equity II . . . . . . . . . . . . . . . . . . . . . . . . . .         17
     Equity III. . . . . . . . . . . . . . . . . . . . . . . . . .         34
     Equity Q. . . . . . . . . . . . . . . . . . . . . . . . . . .         43
     International . . . . . . . . . . . . . . . . . . . . . . . .         55
     Fixed Income I. . . . . . . . . . . . . . . . . . . . . . . .         76
     Fixed Income II . . . . . . . . . . . . . . . . . . . . . . .         91
     Fixed Income III. . . . . . . . . . . . . . . . . . . . . . .        100
     Money Market. . . . . . . . . . . . . . . . . . . . . . . . .        112
     Notes to Financial Statements . . . . . . . . . . . . . . . .        118
     Additional Information  . . . . . . . . . . . . . . . . . . .        128
     Manager and Money Managers  . . . . . . . . . . . . . . . . .        129

Internal Funds . . . . . . . . . . . . . . . . . . . . . . . . . .        130
     Diversified Equity. . . . . . . . . . . . . . . . . . . . . .        133
     Special Growth. . . . . . . . . . . . . . . . . . . . . . . .        145
     Equity Income . . . . . . . . . . . . . . . . . . . . . . . .        162
     Quantitative Equity . . . . . . . . . . . . . . . . . . . . .        171
     International Securities. . . . . . . . . . . . . . . . . . .        183
     Diversified Bond. . . . . . . . . . . . . . . . . . . . . . .        203
     Volatility Constrained Bond . . . . . . . . . . . . . . . . .        218
     Multistrategy Bond. . . . . . . . . . . . . . . . . . . . . .        227
     Notes to Financial Statements . . . . . . . . . . . . . . . .        239
     Additional Information  . . . . . . . . . . . . . . . . . . .        248
     Manager and Money Managers  . . . . . . . . . . . . . . . . .        249

Specialty Funds  . . . . . . . . . . . . . . . . . . . . . . . . .        250
     Real Estate Securities. . . . . . . . . . . . . . . . . . . .        253
     Emerging Markets. . . . . . . . . . . . . . . . . . . . . . .        260
     Limited Volatility Tax Free . . . . . . . . . . . . . . . . .        273
     US Government Money Market. . . . . . . . . . . . . . . . . .        284
     Tax Free Money Market . . . . . . . . . . . . . . . . . . . .        290
     Notes to Financial Statements . . . . . . . . . . . . . . . .        300
     Additional Information  . . . . . . . . . . . . . . . . . . .        306
     Manager and Money Managers  . . . . . . . . . . . . . . . . .        307

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 22 different investment portfolios. These financial statements report on nine Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                                TABLE OF CONTENTS

                                                                         PAGE

     REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . .    2

     EQUITY I FUND . . . . . . . . . . . . . . . . . . . . . . . . . .    3

     EQUITY II FUND. . . . . . . . . . . . . . . . . . . . . . . . . .   15

     EQUITY III FUND . . . . . . . . . . . . . . . . . . . . . . . . .   33

     EQUITY Q FUND . . . . . . . . . . . . . . . . . . . . . . . . . .   43

     INTERNATIONAL FUND. . . . . . . . . . . . . . . . . . . . . . . .   55

     FIXED INCOME I FUND . . . . . . . . . . . . . . . . . . . . . . .   77

     FIXED INCOME II FUND. . . . . . . . . . . . . . . . . . . . . . .   93

     FIXED INCOME III FUND . . . . . . . . . . . . . . . . . . . . . .  103

     MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . . . . .  115

     NOTES TO FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . .  121

     ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . .  131

     MANAGER AND MONEY MANAGERS. . . . . . . . . . . . . . . . . . . .  132


FRANK RUSSELL INVESTMENT COMPANY - EXTERNAL FEE FUNDS
Copyright-C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The
Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g. an investment services fee of 0.2% of average managed assets will reduce a 10.0% annual return to 9.8%). The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity III, Equity Q, International Fixed Income I, Fixed Income II, Fixed Income III and Money Market (the "Funds")), as of December 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 12, 1996

                                             /s/ Coopers & Lybrand LLP

EQUITY I FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                  NUMBER    MARKET
                                                    OF       VALUE
                                                  SHARES     (000)
                                                 --------  --------
COMMON STOCKS - 93.7%
BASIC INDUSTRIES - 6.6%
Air Products & Chemicals, Inc.                     13,200  $    696
Alco Standard Corp.                                15,500       707
Allegheny Ludlum Corp.                             16,200       300
Aluminum Co. of America                            97,500     5,155
Bethlehem Steel Corp. (a)                          50,700       710
Cyprus Amax Minerals Co.                           18,800       491
De Beers Consolidated Mines, Ltd. - ADR            12,100       363
Dow Chemical Co.                                   50,400     3,547
Engelhard Corp.                                    11,750       256
Ethyl Corp.                                        29,900       374
Ferro Corp.                                        13,300       309
Fuller (H.B.) Co.                                   8,800       306
Goodrich (B.F.) Co.                                36,500     2,487
Grace (W.R.) & Co.                                 20,600     1,218
Great Lakes Chemical Corp.                         63,400     4,565
Illinois Tool Works, Inc.                          13,000       767
IMC Global, Inc.                                   53,600     2,191
International Paper Co.                            28,400     1,076
International Specialty Products (a)               53,000       576
J & L Specialty Steel, Inc.                        20,300       381
James River Corp. of Virginia                      26,000       627
Kimberly-Clark Corp.                               71,682     5,932
Lawter International, Inc.                         27,000       314
Loctite Corp.                                       3,400       162
Lone Star Technologies, Inc. (a)                   60,000       660
Lukens, Inc.                                       10,100       290
Minnesota Mining & Manufacturing Co.               41,500     2,749
Monsanto Co.                                       18,000     2,205
NCH Corp.                                           5,900       341
P.H. Glatfelter Co.                                16,000       274
Phelps Dodge Corp.                                  5,600       349
Potlatch Corp.                                     10,000       400
PPG Industries, Inc.                                7,700       352
Praxair, Inc.                                      46,000     1,547
Precision Castparts Corp.                          36,600     1,455
Reynolds Metals Co.                                18,200     1,031
Rhone Poulenc SA - ADR                             22,191       474
Rio Algom, Ltd.                                    16,900       308
Sequa Corp. (a)                                    31,100       949
Sonoco Products Co.                                13,600       357
Union Carbide Corp.                                24,200       907
Wellman, Inc.                                      15,600       354
Willamette Industries, Inc.                        10,300       576
Witco Chemical Corp.                               11,300       330
                                                           --------
                                                             49,418
                                                           --------
CAPITAL GOODS - 3.9%
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                     55,100       964
Ball Corp.                                          6,300       173
Boston Scientific Corp. (a)                        24,300     1,191
Briggs & Stratton Corp.                            10,000       434
CBI Industries, Inc.                               38,000     1,249
Cooper Industries, Inc.                            22,077       811
Crane Co.                                           9,100       336
Culligan Water Technologies, Inc.                   9,200       223
Cummins Engine Co., Inc.                           32,900     1,217
Dover Corp.                                         8,900       328
Duracell International, Inc.                       22,900     1,185
Emerson Electric Co.                                4,700       384
Gardner Denver Machinery, Inc. (a)                  2,728        50
General Electric Co.                               68,300     4,918
General Signal Corp.                                7,700       249
Giant Cement Holding, Inc. (a)                     32,900       378
Giddings & Lewis, Inc.                             30,000       488
Goulds Pumps, Inc.                                 15,000       373
Grainger (W.W.), Inc.                               5,850       388
Harnischfeger Industries, Inc.                     12,500       416
Harsco Corp.                                        6,200       360
Hubbell, Inc. Class B                               6,370       419
ITT Industries, Inc.                               25,400       610
Johnson Controls, Inc.                             18,300     1,258
Kaydon Corp.                                       11,700       355
Magna International, Inc. Class A                  29,700     1,285
National Service Industries, Inc.                  11,300       366
SPS Technologies, Inc. (a)                         31,700     1,692
Technip SA - ADR (a)                               26,400       901
Tecumseh Products Co. Class A                      17,300       895
Timken Co.                                          7,300       279
Varity Corp. (a)                                   17,900       665
Waste Management International
  PLC - ADR (a)                                    25,000       269
Westinghouse Electric Corp.                        46,600       769
WMX Technologies, Inc.                             43,300     1,294
Wyman-Gordon Co. (a)                               67,300       917
York International Corp.                           15,000       705
Zurn Industries, Inc.                              16,000       341
                                                           --------
                                                             29,135
                                                           --------
CONSUMER BASICS - 19.6%
Abbott Laboratories NPV                            54,000     2,255
Allergan, Inc.                                      8,000       260
American Brands, Inc.                              53,000     2,365


                                                                Equity I Fund 3


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                  NUMBER    MARKET
                                                    OF       VALUE
                                                  SHARES     (000)
                                                 --------  --------
American Home Products Corp.                       17,000  $  1,649
American Stores Co.                                97,500     2,608
Amgen, Inc.                                        52,700     3,122
Archer-Daniels-Midland Co.                        200,745     3,613
Bard (C.R.), Inc.                                  11,100       358
Bausch & Lomb, Inc.                                13,300       527
Bergen Brunswig Corp. Class A                      18,800       468
Black & Decker Corp.                               13,600       479
Bristol-Myers Squibb Co.                           27,500     2,362
Cadbury Schweppes - ADR                            11,600       386
Campbell Soup Co.                                   7,600       456
Carter-Wallace, Inc.                               31,500       358
Chiquita Brands International, Inc.                65,700       903
Church and Dwight Co., Inc.                        13,400       248
Clorox Co.                                         37,900     2,715
Coca-Cola Co. (The)                                52,000     3,861
Columbia/HCA Healthcare Corp.                     155,300     7,881
Community Psychiatric Centers                      26,100       320
ConAgra, Inc.                                      45,500     1,877
Corning, Inc.                                      35,000     1,120
CPC International, Inc.                            22,900     1,572
Dean Foods Co.                                     11,800       325
Dial Corp. (The)                                   47,000     1,392
Dimon, Inc.                                        40,700       717
Fleming Cos., Inc.                                 95,000     1,959
Forest Labs, Inc. (a)                               9,500       430
Giant Food, Inc. Class A                           11,500       362
Gillette Co.                                       59,400     3,096
Glaxo Holdings PLC - ADR                           14,750       417
HealthCare COMPARE (a)                              5,100       222
Hillenbrand Industries, Inc.                       10,200       346
Hormel (George A.) & Co.                           12,900       318
IBP, Inc.                                          22,600     1,141
International Dairy Queen, Inc. Class A (a)        17,200       391
Interstate Bakeries Corp.                          45,000     1,007
Johnson & Johnson                                 110,300     9,444
Kroger Co. (a)                                     76,900     2,884
Lance, Inc.                                        16,600       270
Lilly (Eli) & Co.                                  85,400     4,804
Lincare Holdings, Inc. (a)                         13,200       327
McKesson Corp. New                                 17,000       861
Medtronic, Inc.                                    32,100     1,794
Merck & Co., Inc.                                 139,500     9,172
Mylan Laboratories, Inc.                          108,000     2,538
PacifiCare Health Systems, Inc., Class A (a)        6,600       568
PepsiCo, Inc.                                     208,700    11,661
Pfizer, Inc.                                       61,400     3,868
Pharmacia & Upjohn, Inc. (a)                       88,300     3,422
Philip Morris Cos., Inc.                          184,400    16,688
Procter & Gamble Co.                               35,200     2,922
Quaker Oats Co.                                    10,800       373
Rhone Poulenc Rorer, Inc.                           8,000       426
RJR Nabisco Holdings Corp. New                     13,720       424
Sara Lee Corp.                                     47,600     1,517
Schering-Plough Corp.                             102,100     5,590
Schweitzer-Mauduit International, Inc.             39,500       913
SmithKline Beecham PLC - ADR                       51,500     2,858
St. Jude Medical, Inc.                              9,600       410
Standard Commercial Corp.                          19,998       197
Stanley Works                                       8,500       438
Tambrands, Inc.                                     3,600       172
U.S. Bioscience, Inc. (a)                           1,126         5
U.S. Healthcare, Inc.                               9,950       461
U.S. Surgical Corp.                                12,700       271
Unilever NV                                         6,300       887
United Healthcare Corp.                            62,000     4,061
Universal Corp.                                    31,400       765
UST Corp.                                          11,100       370
Warner-Lambert Co.                                 16,200     1,573
Weis Markets, Inc.                                 11,700       331
Wellpoint Health Networks, Inc. Class A (a)        12,500       402
                                                           --------
                                                            147,553
                                                           --------
CONSUMER DURABLES - 2.2%
Bandag, Inc.                                        5,400       292
Bassett Furniture Industries, Inc.                 11,900       271
Carlisle Cos., Inc.                                 8,500       343
Donaldson Co., Inc.                                12,700       319
Echlin, Inc.                                       16,700       610
Federal Signal Corp.                               15,300       396
Fleetwood Enterprises, Inc.                        15,700       404
Ford Motor Co.                                    123,272     3,575
General Motors Corp.                               66,200     3,500
Genuine Parts Co.                                   8,400       344
Leggett & Platt, Inc.                              14,900       361
PACCAR, Inc.                                       20,200       848
Polaris Industries, Inc.                           12,300       361
Strattec Security Corp.                             4,700        81
Tomkins PLC - ADR                                  22,100       395
UNC, Inc. (a)                                     122,800       738
Whirlpool Corp.                                    62,800     3,345
                                                           --------
                                                             16,183
                                                           --------


Equity I Fund 4


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                  NUMBER    MARKET
                                                    OF       VALUE
                                                  SHARES     (000)
                                                 --------  --------
CONSUMER NON-DURABLES - 5.2%
Angelica Corp.                                     11,700  $    240
Anheuser-Busch Cos., Inc.                          25,000     1,672
Blair Corp.                                         7,800       247
Dayton Hudson Corp.                                15,100     1,133
Federated Department Stores, Inc. (a)             106,100     2,918
Gap, Inc.                                          64,000     2,688
Handleman Co.                                      31,400       181
Hills Stores Co. New (a)                           27,926       276
Jostens, Inc.                                      15,700       381
K mart Corp.                                       50,000       363
Kohl's Corp. (a)                                    4,100       215
Liz Claiborne, Inc.                                15,600       433
Lowe's Cos., Inc.                                  26,600       891
Mattel, Inc.                                       54,275     1,669
May Department Stores Co.                          40,900     1,728
Newell Co.                                         14,300       370
NIKE, Inc. Class B                                  8,000       557
Nine West Group, Inc. (a)                          25,800       968
Office Depot, Inc. (a)                             36,400       719
Penney (J.C.) Co., Inc.                            47,000     2,238
Petrie Stores Corp.                                14,700        40
Phar-Mor, Inc. New                                121,500       957
Polaroid Corp.                                     15,000       711
Price Costco, Inc. (a)                             41,500       633
Rayonier, Inc.                                     36,000     1,202
Reebok International, Ltd.                         16,800       475
Rite Aid Corp.                                     56,800     1,945
Sears Roebuck & Co.                                69,000     2,691
Semi-Tech Corp. Class A                            40,000       260
Shaw Industries, Inc.                             155,000     2,286
Stride Rite Corp.                                  36,500       274
SuperValu, Inc.                                    58,800     1,852
Toys ""R'' Us, Inc. (a)                           112,800     2,452
Wal-Mart Stores, Inc.                             148,300     3,317
Warnaco Group, Inc. Class A                         8,200       204
                                                           --------
                                                             39,186
                                                           --------
CONSUMER SERVICES - 4.3%
AAR Corp.                                          29,100       640
America West Airlines, Inc. Class B (a)            20,000       340
AMR Corp. (a)                                      13,600     1,010
Brinker International, Inc. (a)                    76,000     1,150
British Airways PLC - ADS                          19,000     1,382
Carnival Corp. Class A                             82,200     2,004
Delta Air Lines, Inc.                              24,100     1,780
Disney (Walt) Co.                                 106,900     6,307
Harrah's Entertainment, Inc.                        8,700       211
ITT Corp. New                                      64,400     3,413
King World Productions, Inc. (a)                    9,100       354
KLM Royal Dutch Airlines                           37,429     1,319
McDonald's Corp.                                  140,500     6,340
Mirage Resorts, Inc. (a)                           39,800     1,373
Northwest Airlines Corp. Class A (a)               25,000     1,272
Patriot American Hospitality, Inc.                  4,500       116
Royal Caribbean Cruises, Ltd.                      12,600       277
UAL Corp. (a)                                      16,900     3,017
                                                           --------
                                                             32,305
                                                           --------
ENERGY - 7.9%
Amerada Hess Corp. NPV                             31,600     1,675
Amoco Corp.                                        93,000     6,684
Apache Corp.                                       63,600     1,876
Ashland, Inc.                                      22,000       773
Atlantic Richfield Co.                             11,500     1,274
British Petroleum Co. PLC - ADR                    39,101     3,993
Burlington Resources, Inc.                         38,500     1,511
Chevron Corp.                                      43,300     2,273
Diamond Shamrock, Inc.                             17,800       461
Enron Oil & Gas Co.                                 9,800       235
Exxon Corp.                                        63,200     5,064
Halliburton Co.                                     7,500       380
Imperial Oil, Ltd. New                              9,000       325
Kerr-McGee Corp.                                   15,200       965
Mesa, Inc. (a)                                    188,000       705
Mobil Corp.                                        36,150     4,049
Noble Drilling Corp. (a)                          100,000       888
NorAm Energy Corp.                                 46,100       409
Oryx Energy Co. (a)                                61,800       827
Petroleum Heat & Power, Inc. Class A              120,100       931
Questar Corp.                                      19,500       653
Reading & Bates Corp. New (a)                      47,400       711
Renaissance Energy, Ltd.                           32,900       819
Rowan Cos., Inc. (a)                               13,300       131
Royal Dutch Petroleum Co. - ADR                    29,800     4,206
Schlumberger, Ltd.                                 49,800     3,449
Seagull Energy Corp. (a)                           58,000     1,291
Sun Company                                         3,901       107
Sun Energy Partners, L.P.                          47,600       179
Tenneco, Inc.                                      54,700     2,714
Texaco, Inc.                                       30,100     2,363
Tosco Corp. New                                    45,000     1,716
Total Co. SA - ADR                                 67,698     2,302


                                                                Equity I Fund 5


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                  NUMBER    MARKET
                                                    OF       VALUE
                                                  SHARES     (000)
                                                 --------  --------
Transocean AS                                      13,100  $    226
Ultramar Corp.                                     17,800       458
Unocal Corp.                                       25,000       728
USX-Marathon Group                                 82,000     1,599
Washington Energy Co.                              11,000       204
YPF Sociedad Anonima Class D - ADR                 25,000       540
                                                           --------
                                                             59,694
                                                           --------
FINANCE - 16.1%
ACE, Ltd.                                          23,100       918
Aetna Life & Casualty Co.                          27,100     1,877
Allstate Corp.                                     24,566     1,010
American Express Co.                               33,600     1,390
American Financial Group, Inc.                     35,200     1,078
American General Corp.                             58,900     2,054
American International Group, Inc.                 94,425     8,734
Banc One Corp.                                     21,600       815
Bank of Boston Corp.                               42,400     1,961
Bank of New York Co., Inc.                         70,400     3,432
BankAmerica Corp.                                  55,500     3,594
Barnett Banks, Inc.                                20,400     1,204
Borg-Warner Security Corp. (a)                     36,000       450
Chase Manhattan Corp.                              17,300     1,049
Chemical Banking Corp.                            129,100     7,585
Chubb Corp. (The)                                  55,800     5,399
CIGNA Corp.                                        55,450     5,725
Citicorp                                           45,100     3,033
Coast Savings Financial, Inc. (a)                  42,900     1,485
CoreStates Financial Corp.                         49,000     1,856
Countrywide Credit Industries, Inc.                94,200     2,049
Danielson Holding Corp. (a)                        66,400       457
Dean Witter, Discover & Co.                        55,945     2,629
Equifax, Inc.                                      20,000       428
Equitable of Iowa Cos.                              9,600       308
Federal Home Loan Mortgage Corp.                   46,200     3,858
Federal National Mortgage Association              64,700     8,031
First Bank System, Inc.                            24,800     1,231
First Chicago NBD Corp.                            45,127     1,783
First Interstate Bancorp                            6,700       915
Fleet Financial Group, Inc.                        15,500       632
General Re Corp.                                   24,700     3,829
Golden West Financial Corp.                        24,200     1,337
Green Tree Financial Corp.                         11,200       295
Home Beneficial Corp. Class B                      15,500       364
Horace Mann Educators Corp.                        12,800       400
ITT Hartford Group, Inc.                           25,400     1,229
KeyCorp                                             7,200       261
Lehman Brothers Holdings, Inc.                     44,000       935
Loews Corp.                                         5,400       423
Long Island Bancorp, Inc.                          17,600       464
Marsh & McLennan Cos., Inc.                        26,300     2,334
MBNA Corp.                                         76,800     2,832
Merrill Lynch & Co., Inc.                          60,400     3,080
Morgan Stanley Group, Inc.                          9,200       742
NationsBank Corp.                                  40,900     2,848
Norwest Corp.                                     141,300     4,663
Old Republic International Corp.                   22,600       802
Paul Revere Corp.                                  40,000       830
Pohjola Series B                                   70,000       901
Provident Life & Accident Insurance Co.
  Class B                                          14,100       409
Raymond James Financial, Inc.                      16,800       355
Reliastar Financial Corp.                          18,900       839
Southern National Corp.                            46,200     1,213
St. Paul Cos., Inc.                                25,800     1,435
State Street Boston Corp.                          56,500     2,543
Sumitomo Bank of California                        17,900       439
SunAmerica, Inc.                                    9,450       449
SunTrust Banks, Inc.                               35,000     2,398
Torchmark Corp.                                    48,000     2,172
Transatlantic Holdings, Inc.                        5,000       367
Travelers, Inc.                                    12,500       786
Unitrin, Inc.                                       3,300       155
UNUM Corp.                                         22,300     1,226
USF & G Corp.                                      15,700       264
Value Line, Inc.                                    7,860       288
Wells Fargo & Co.                                   2,100       453
                                                           --------
                                                            121,330
                                                           --------
GENERAL BUSINESS - 5.2%
Automatic Data Processing, Inc.                    83,200     6,178
Block (H&R) Co., Inc.                               8,100       328
Capital Cities/ABC, Inc.                           15,700     1,937
Cascade Communications Corp.                       12,100     1,029
CCH, Inc. Class A                                  18,100     1,000
Comdisco, Inc.                                     15,150       343
Computer Sciences Corp. (a)                        24,900     1,749
Comsat Corp. Series 1                              30,000       559
Cox Communications, Inc. Class A (a)               41,600       811
Deluxe Corp.                                       20,100       583
Donnelley (R.R.) & Sons Co.                        28,500     1,122
Dow Jones & Co., Inc.                               9,100       363


Equity I Fund 6


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER   MARKET
                                                     OF      VALUE
                                                   SHARES    (000)
                                                  --------  -------
Dun & Bradstreet Corp.                              6,400   $   414
Figgie International Holdings, Inc.
  Class A (a)                                      55,700       578
First Data Corp.                                   36,966     2,472
Gannett Co., Inc.                                   6,000       368
General Motors Corp. Class E                       82,100     4,269
Harland (John H.) Co.                              16,000       334
Ideon Group, Inc.                                  81,200       822
Knight-Ridder, Inc.                                 6,400       400
Lee Enterprises, Inc.                              17,200       396
McClatchy Newspapers, Inc. Class A                  2,500        57
McGraw-Hill, Inc.                                   3,200       279
Miller (Herman), Inc.                              12,600       378
Moore Corp., Ltd.                                  15,200       283
New England Business Service, Inc.                 17,500       383
New York Times Co. Class A                         31,400       930
Ogden Corp.                                        26,100       558
Pinkerton's, Inc. New (a)                          20,200       394
Portugal Telecom SA - ADR (a)                      19,100       363
Reuters Holdings PLC Class B - ADR                 16,100       890
Service Corp. International                        19,700       867
Standard Register Co.                              16,400       330
Tele-Communications, Inc. Class A                 126,900     2,522
Tele-Communications, Inc.
  Series A New (a)                                 54,375     1,455
Tribune Co.                                        11,800       721
True North Communications, Inc.                    16,600       307
Viacom, Inc. Class B (a)                           36,300     1,720
Washington Post Co. Class B                         1,200       337
                                                            -------
                                                             38,829
                                                            -------
MISCELLANEOUS - 0.6%
American Real Estate Partners, L.P.                96,242       818
Canadian Pacific, Ltd.                             57,000     1,033
Catellus Development Corp. (a)                     80,000       480
Koger Equity, Inc. (a)                             30,800       327
Newhall Land & Farming Co.                         56,000       952
Providian Corp.                                     9,100       371
Tucker Properties Corp.                            47,700       418
                                                            -------
                                                              4,399
                                                            -------
SHELTER - 0.5%
Essex Property Trust                               22,000       424
Lafarge Coppee                                     15,500       291
Louisiana Pacific Corp.                            13,700       332
Rayonier Timberlands, L.P. Class A                  9,900       265
St. Lawrence Cement Inc. Class A                   87,000       462
Standard Pacific Corp. New                         22,000       138
Vulcan Materials Co.                                6,100       351
Weyerhaeuser Co.                                   32,200     1,392
                                                            -------
                                                              3,655
                                                            -------
TECHNOLOGY - 11.6%
3Com Corp.                                         29,600     1,380
Advanced Micro Devices, Inc.                       48,800       805
AMP, Inc.                                          34,600     1,328
Applied Materials, Inc.                           107,300     4,212
BE Aerospace, Inc. (a)                            105,000     1,116
Boeing Co.                                         63,200     4,953
CAE, Inc.                                         115,300       876
Cisco Systems, Inc. (a)                           117,300     8,754
COMPAQ Computer Corp. (a)                          60,400     2,899
Computer Associates International, Inc.            31,100     1,769
Cray Research, Inc. (a)                            13,800       342
Curtiss-Wright Corp.                               15,400       828
Diebold, Inc.                                       7,500       415
Digital Equipment Corp. (a)                         8,400       539
EG&G, Inc.                                         21,700       526
Electronic Arts (a)                                31,100       812
Ericsson (LM) Telephone Co.
  Class B - ADR                                   110,570     2,142
FTP Software, Inc. (a)                             24,300       705
General Motors Corp. Class H                       42,800     2,103
Hewlett-Packard Co.                               113,100     9,472
Honeywell, Inc.                                    17,800       866
Informix Corp.                                     39,600     1,188
Intel Corp.                                       182,000    10,329
Intelligent Electronics, Inc.                      19,300       116
Intergraph Corp. (a)                               28,200       444
International Business Machines Corp.              57,300     5,257
KLA Instruments Corp.                              15,400       400
Lockheed Martin Corp.                              34,200     2,702
LSI Logic Corp.                                    21,800       714
McDonnell Douglas Corp.                             3,100       285
Micron Technology, Inc.                            29,200     1,157
Microsoft Corp. (a)                                45,100     3,958
Molex, Inc. Class A                                 7,200       220
Motorola, Inc.                                     30,700     1,750
Northrop Grumman Corp.                             29,700     1,901
Oracle Systems Corp.                               80,600     3,405
Pitney Bowes, Inc.                                  3,300       155


                                                                Equity I Fund  7


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER   MARKET
                                                     OF      VALUE
                                                   SHARES    (000)
                                                  --------  -------
Raytheon Co.                                       18,800   $   888
Seagate Technology (a)                             28,500     1,354
Stratus Computer, Inc. (a)                          9,800       339
Tandy Corp.                                         6,300       261
Thiokol Corp.                                      10,500       356
Thomson-CSF - ADR                                  15,500       349
TRW, Inc.                                           8,700       674
U.S. Robotics Corp.                                 2,100       184
United Technologies Corp.                          13,800     1,309
Varian Associates, Inc.                             6,100       290
                                                            -------
                                                             86,827
                                                            -------
TRANSPORTATION - 1.6%
Alexander & Baldwin, Inc.                          13,500       311
American President Cos., Ltd.                      14,600       336
BT Shipping, Ltd. - ADR (a)                       201,600       680
Canadian National Railway Co.                       5,000        75
Conrail, Inc.                                      28,200     1,974
CSX Corp.                                          38,600     1,761
Federal Express Corp.                               8,400       621
GATX Corp.                                         11,200       545
Johnstown America Industries, Inc. (a)             57,500       266
Nordic American Tanker Shipping, Ltd.
  1997 Warrants (a)                                36,200       127
Norfolk Southern Corp.                             36,000     2,858
OMI Corp. (a)                                      40,000       260
Overseas Shipholding Group, Inc.                   45,000       855
Roadway Services, Inc.                              5,700       279
Teekay Shipping Corp.                              10,200       240
Trans World Airlines, Inc. New (a)                 71,900       745
XTRA Corp.                                          3,800       161
Yellow Corp.                                       17,900       221
                                                            -------
                                                             12,315
                                                            -------
UTILITIES - 8.4%
Airtouch Communications, Inc. (a)                 109,000     3,079
AT&T Corp.                                        168,950    10,940
BCE, Inc.                                          38,400     1,325
BellSouth Corp.                                    34,000     1,479
British Telecommunications PLC - ADR                5,600       316
Central Maine Power Co.                            44,200       635
Coastal Corp.                                       7,400       276
Detroit Edison Co.                                 24,500       845
Dominion Resources, Inc.                           30,100     1,242
Empresa Nacional de Electricidad
  SA - ADR                                          6,500       372
Enron Corp.                                        43,000     1,639
ENSERCH Corp.                                      32,000       520
FPL Group, Inc.                                    20,500       951
General Public Utilities Corp.                     84,800     2,883
GTE Corp.                                          87,600     3,854
KU Energy Corp.                                    12,700       381
Lincoln Telecommunications Co.                     10,100       213
MCI Communications Corp.                          186,200     4,864
New England Electric System                         3,000       119
Niagara Mohawk Power Corp.                        219,700     2,115
NIPSCO Industries, Inc.                            26,600     1,017
Northeast Utilities                                54,500     1,328
NYNEX Corp.                                        43,600     2,354
Pacific Gas & Electric Co.                         71,000     2,015
Pacific Telesis Group                              78,443     2,638
SCE Corp.                                         127,300     2,260
Southern New England
  Telecommunications Corp.                         17,400       692
Sprint Corp.                                       73,300     2,923
Talisman Energy, Inc.                              31,800       643
Telefonica de Espana SA - ADR                      54,000     2,261
Telefonos de Mexico SA Series L - ADR              70,000     2,231
Texas Utilities Co.                                45,000     1,851
Unicom Corp.                                       60,800     1,991
WorldCom, Inc. (a)                                 20,000       705
                                                            -------
                                                             62,957
                                                            -------
TOTAL COMMON STOCKS
(cost $588,221)                                             703,786
                                                            -------
CONVERTIBLE PREFERRED STOCK - 0.4%
Boise Cascade Corp. Series G                       20,000       573
Continental Airlines Finance Trust                  9,300       495
Elsag Bailey Financing Trust                       15,200       762
Glendale Federal Bank Series E                     22,100     1,000
Sun, Inc. Series A                                  8,699       241
                                                            -------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $2,799)                                                 3,071
                                                            -------
PREFERRED STOCKS - 0.3%
Nokia Corp. - ADR                                  65,800     2,558
                                                            -------
TOTAL PREFERRED STOCKS
(cost $3,203)                                                 2,558
                                                            -------

8  Equity I Fund


EQUITY I FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                 PRINCIPAL   MARKET
                                                  AMOUNT      VALUE
                                                  (000)       (000)
                                                 ---------  --------
SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)           $ 37,001   $ 37,001
                                                            --------
TOTAL SHORT-TERM INVESTMENTS
(cost $37,001)                                                37,001
                                                            --------
TOTAL INVESTMENTS
(identified cost $631,224)(c) - 99.3%                        746,416

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                     5,081
                                                            --------
NET ASSETS - 100.0%                                         $751,497
                                                            --------
                                                            --------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $637,977 and net unrealized appreciation for all securities was $108,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $127,731 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $19,292.

                                                             UNREALIZED
                                                 NUMBER     APPRECIATION
                                                   OF      (DEPRECIATION)
                                                CONTRACTS       (000)
                                                ---------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/96                               119   $     (304)
                                                            -----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (Section)                             $     (304)
                                                            -----------
                                                            -----------

(Section) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $4,250 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.

        The accompanying notes are an integral part of the financial statements.

                                                                Equity I Fund  9

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at market (identified cost $631,223,828)(Note 2) . . . . . . . . . . . . . . . .     $746,416,336
  Foreign currency holdings (identified cost $3,421) . . . . . . . . . . . . . . . . . . . . .            3,421
  Foreign currency exchange spot contracts (cost $223,196)(Notes 2 and 6). . . . . . . . . . .          223,642
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,788,697
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,473,015
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,283,269
    Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . .           46,247
                                                                                                   ------------
                                                                                                    760,234,627

LIABILITIES
  Payables:
    Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       896,540
    Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . .         4,445,858
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .         2,665,954
  Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . . . .             6,151
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . . .           378,240
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . . .            29,884
    Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .            92,117
  Foreign currency exchange spot contracts (cost $223,196)(Notes 2 and 6).           223,196          8,737,940
                                                                             ---------------       ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $751,496,687
                                                                                                   ------------
                                                                                                   ------------
NET ASSETS CONSIST OF:
   Accumulated net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 11,480,154
   Unrealized appreciation (depreciation) on:
     Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      115,192,430
     Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (304,482)
   Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          268,411
   Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      624,860,174
                                                                                                   ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $751,496,687
                                                                                                   ------------
                                                                                                   ------------
Net asset value, offering and redemption price per share
  ($751,496,687 divided by 26,841,064 shares of $.01 par value
  shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . .        $      28.00
                                                                                                   ------------
                                                                                                   ------------

       The accompanying notes are an integral part of the financial statements.

10 Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
   Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  13,559,600
   Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . .        1,968,839
   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          500,372
                                                                                                 -------------
                                                                                                    16,028,811
Expenses (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  3,021,465
   Custodian fees .  . . . . . . . . . . . . . . . . . . . . . . . . . . .            450,166
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . .            185,714
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . .             25,946
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . .             31,717
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,851
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,510
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,329        3,778,698
                                                                                 ------------    -------------
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,250,113
                                                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       79,868,574
   Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,303,306
   Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,036,237
Net change in unrealized appreciation or depreciation of:
   Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       97,440,790
   Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (304,482)
   Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (281,884)
                                                                                                  ------------
Net gain (loss) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      181,062,541
                                                                                                  ------------
Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . .    $ 193,312,654
                                                                                                  ------------
                                                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                                               Equity I Fund 11

EQUITY I FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                                  1995               1994
                                                                              -------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .   $   12,250,113     $  13,433,380
   Net realized gain (loss) from:
     Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       79,868,574        21,157,547
     Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .        2,303,306                --
     Options written  . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,036,237         1,493,832
   Net change in unrealized appreciation or depreciation of:
     Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       97,440,790       (32,567,886)
     Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .         (304,482)               --
     Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . .         (281,884)          (24,441)
                                                                               -------------     -------------
Net increase (decrease) in net assets resulting from operations. . . .  . .      193,312,654         3,492,432

Distributions to shareholders:
   Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .      (12,344,719)      (13,483,931)
   Net realized gain on investments . . . . . . . . . . . . . . . . . . . .      (73,241,302)      (20,143,817)
   In excess of net realized gain on investments. . . . . . . . . . . . . .               --        (5,132,320)
Increase (decrease) in net assets from Fund share transactions. . . . . . .       96,528,353        68,153,245
                                                                               -------------     -------------
INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . .      204,254,986        32,885,609
Net assets at beginning of year . . . . . . . . . . . . . . . . . . . . . .      547,241,701       514,356,092
                                                                               -------------     -------------
NET ASSETS AT END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . .    $ 751,496,687     $ 547,241,701
                                                                               -------------     -------------
                                                                               -------------     -------------


FUND SHARE TRANSACTIONS                         1995                         1994
                                      -------------------------    ----------------------------
                                        SHARES       AMOUNT          SHARES          AMOUNT
                                      ----------  -------------    ----------     -------------
Fund shares sold . . . . . . . . . . . 8,042,540  $ 218,753,104     7,318,044     $ 179,274,536
Fund shares issued to shareholders . .
 in reinvestments of distributions . . 2,917,909     80,302,078     1,508,847        35,449,732
Fund shares redeemed . . . . . . . . .(7,584,655)  (202,526,829)   (6,007,113)     (146,571,023)
                                      ----------  -------------    ---------      -------------
Net increase (decrease). . . . . . . . 3,375,794  $  96,528,353     2,819,778     $  68,153,245
                                      ----------  -------------    ---------      -------------
                                      ----------  -------------    ---------      -------------

The accompanying notes are an integral part of the financial statements.

12 Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                     1995      1994      1993      1992      1991
                                                                   --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . .   $  23.32  $  24.91  $  25.00  $  25.17  $  21.13
                                                                   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .        .52       .62       .60       .61       .75
  Net realized and unrealized gain (loss) on investments . . . .       7.71      (.41)     2.18      1.54      5.61
                                                                   --------  --------  --------  --------  --------
  Total Income From Investment Operations. . . . . . . . . . . .       8.23       .21      2.78      2.15      6.36
                                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .       (.52)     (.62)     (.60)     (.62)     (.75)
  Net realized gain on investments . . . . . . . . . . . . . . .      (3.03)     (.94)    (2.11)    (1.70)    (1.57)
  In excess of net realized gain on investments. . . . . . . . .         --      (.24)     (.16)       --        --
                                                                   --------  --------  --------  --------  --------
  Total Distributions. . . . . . . . . . . . . . . . . . . . . .      (3.55)    (1.80)    (2.87)    (2.32)    (2.32)
                                                                   --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . .   $  28.00  $  23.32  $  24.91  $  25.00  $  25.17
                                                                   --------  --------  --------  --------  --------
                                                                   --------  --------  --------  --------  --------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .      35.94      0.79     11.61      9.02     31.22

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . . . .        .59       .12       .14       .15       .19
  Net investment income to average net assets (a). . . . . . . .       1.91      2.52      2.36      2.53      3.14
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .      92.04     75.02     91.87     71.14    119.55
  Net assets, end of year ($000 omitted) . . . . . . . . . . . .    751,497   547,242   514,356   410,170   330,507

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.

                                                               Equity I Fund  13

EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                          [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS                         RUSSELL 1000
ENDED DECEMBER 31      EQUITY I  -REGISTERED TRADEMARK- **
-----------------      --------  -------------------------
   Inception*          $10,000           $10,000
     1986              $11,623           $11,787
     1987              $12,317           $12,134
     1988              $14,341           $14,225
     1989              $18,756           $18,551
     1990              $17,699           $17,780
     1991              $23,225           $23,652
     1992              $25,321           $25,789
     1993              $28,261           $28,407
     1994              $28,482           $28,515
     1995              $38,718           $39,285

Equity I Fund

PERIODS ENDED 12/31/95   GROWTH OF $10,000   TOTAL RETURN
----------------------   -----------------   ------------
1 Year                   $   13,594            35.94%
5 Years                  $   21,876            16.94%
10 Years                 $   38,718            14.49%

Russell 1000-Registered Trademark- Index

PERIODS ENDED 12/31/95   GROWTH OF $10,000   TOTAL RETURN
----------------------   -----------------   ------------
1 Year                   $   13,777            37.77%
5 Years                  $   22,095            17.18%***
10 Years                 $   39,285            14.66%***

  *  Assumes initial investment on January 1, 1986.
 ** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $450 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.
***  Annualized.

EQUITY I FUND returned 35.9% during 1995, trailing the Russell 1000-Registered Trademark- Index return of 37.8%. The portfolio was managed in a manner consistent with its design to serve as a core investment for those investors whose objectives include long-term growth or long-term protection against inflation. The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk.

The dominance of large cap stocks during the year detracted from the Fund's performance. Technology stocks led other sectors by a wide margin during the first half of the year; but the market rotated to interest rate-sensitive issues during the second and third quarters and defensive sectors (health care, energy, and utilities) during the last four months. Consumer stocks suffered through most of the year in response to a slowing economy and employment fears driven by corporate restructurings. Although consumer staples gained strength as investors sought the stocks of stable growth companies, a weak holiday sales season strained an already weak retail sector. Good technology stock selection gave the fund a strong boost early in the year on top of the sector's generally strong start. However, the tech sector slumped for most of the second half of 1995, taking the Fund's technology holdings down with it. The Fund also lost ground in the fourth quarter due to its underweighting in utilities versus the index.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

14 Equity I Fund

EQUITY II FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
COMMON STOCKS - 95.6%
BASIC INDUSTRIES - 5.0%

ABS Industries, Inc.                                       16,000   $   120
AK Steel Holding Corp.                                      7,400       254
Albemarle Corp.                                            10,200       198
Allegheny Ludlum Corp.                                     14,800       274
Alumax, Inc. (a)                                            8,100       248
ASARCO, Inc.                                                8,900       285
Bio-Rad Laboratories, Inc. Class A (a)                      1,900        81
Birmingham Steel Corp.                                      6,200        92
Boise Cascade Corp.                                         7,000       242
Brockway Standard Holdings Corp. (a)                       12,000       186
Cambrex Corp.                                               6,000       248
Carpenter Technology Corp.                                 13,400       551
CasTech Aluminum Group, Inc. (a)                            6,600        89
Chesapeake Corp.                                            4,000       119
Cleveland-Cliffs, Inc.                                      2,000        82
Commercial Metals Co.                                      40,500     1,002
Commonwealth Aluminum Corp.                                 7,600       117
Crompton & Knowles Corp.                                    7,100        94
Cyprus Amax Minerals Co.                                   25,500       666
Dexter Corp.                                               46,000     1,087
Dravo Corp. (a)                                            24,800       298
Easco, Inc.                                                22,000       173
Eastern Enterprises, Inc.                                   2,100        74
Ferro Corp.                                                51,900     1,207
First Brands Corp.                                          7,800       371
Fort Howard Corp. New (a)                                  14,000       313
Handy & Harman                                             25,500       421
Hanna (M.A.) Co.                                            5,800       162
Hecla Mining Co. (a)                                       11,800        81
J & L Specialty Steel, Inc.                                 8,700       163
Lukens, Inc.                                                4,000       115
Medusa Corp.                                                1,200        32
Mentor Graphics Corp. (a)                                  43,700       787
Mississippi Chemical Corp. New                              7,200       167
New Jersey Steel Corp. (a)                                 24,900       212
Northwestern Steel & Wire Co. New (a)                       3,800        30
Oregon Steel Mills, Inc.                                    1,800        25
Penwest, Ltd.                                               8,000       194
Proler International Corp. (a)                             61,500       461
Quanex Corp.                                                2,600        50
Schnitzer STL Industries, Inc. Class A                        900        27
Slater Industries, Inc.                                    18,000       171
St. Joe Paper Co.                                          11,900       655
Stone Container Corp.                                      14,500       208
Texas Industries, Inc.                                      2,000       106
Universal Stainless & Alloy Products, Inc. (a)             12,000       126
Varlen Corp.                                                1,100        24
Webco Industries, Inc. (a)                                 15,000        85
Wellman, Inc.                                              19,000       432
WHX Corp. (a)                                              44,700       486
Witco Chemical Corp.                                        8,100       237
Wolverine Tube, Inc. (a)                                    2,100        79
                                                                    -------

                                                                     14,007
                                                                    -------

CAPITAL GOODS - 7.9%

Acme-Cleveland Corp.                                        2,800        53
ADCO Technologies, Inc.                                    22,000       151
Aetrium, Inc.                                               1,300        26
AFC Cable Systems, Inc. (a)                                12,000       156
Ag-Chem Equipment Co., Inc.                                 5,000       131
American Buildings Co. New (a)                             34,200       752
Ametek, Inc.                                                3,100        58
ANADIGICS, Inc.                                             1,200        26
Anixter International, Inc.                                 3,000        56
Apogee Enterprises, Inc.                                   61,000     1,037
Aptargroup, Inc.                                           21,700       811
Arden Industrial Products (a)                              12,000        59
Baldor Electric Co.                                         1,500        30
Ball Corp.                                                  4,800       132
Barnes Group, Inc.                                          1,400        50
Bel Fuse, Inc. (a)                                          1,600        17
Blount International, Inc. Class A                          2,100        55
BMC West Corp. (a)                                         11,000       162
Briggs & Stratton Corp.                                     7,400       321
Cable Design Technologies Corp. (a)                         5,000       220
Cascade Corp.                                              10,000       135
Charter Power Systems, Inc.                                 1,100        31
Cognex Corp.                                               25,400       883
Cohu, Inc.                                                 26,000       650
Commercial Intertech Corp.                                  1,000        18
Core Industries, Inc.                                      47,000       605
Cummins Engine Co., Inc.                                    9,400       348
Daniel Industries, Inc.                                     1,500        21
Defiance, Inc.                                             23,000       135
Duriron Co., Inc.                                          72,600     1,688
Eastern Co.                                                22,900       281
Epic Design Technology, Inc.                                1,400        29
Farr Co. (a)                                               21,000       158
Flow International Corp. (a)                                6,000        55
Fluke Corp.                                                 1,000        38
Giant Cement Holding, Inc. (a)                             16,000       184
Global Industrial Technologies, Inc. (a)                    6,800       128
Graco, Inc.                                                26,500       808
Harman International Industries, Inc.                       1,500        60
Harmon Industries, Inc. New                                12,000       171
Heist (C.H.) Corp. (a)                                     33,600       235
Hughes Supply, Inc.                                         1,000        28

                                                          Equity II Fund 15


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
Hurco Cos., Inc. (a)                                       26,000   $   130
IDEX Corp.                                                 30,900     1,259
II-VI, Inc.                                                 2,600        28
Insituform Technologies, Inc. Class A (a)                  12,535       143
Inverpower Controls, Ltd.                                  18,000       158
JLG Industries, Inc.                                          600        18
Kennametal, Inc.                                            5,200       165
Keystone International, Inc.                                2,800        56
Litton Industries, Inc. (a)                                 3,300       147
Measurex Corp.                                              8,000       226
National Service Industries, Inc.                          34,500     1,117
NCI Building Systems, Inc. (a)                              8,500       207
Nu Horizons Electronics Corp. (a)                           2,000        36
Outboard Marine Corp.                                       6,200       126
Plantronics, Inc. New (a)                                   8,000       289
Powell Industries, Inc. (a)                                30,000       236
Regal-Beloit Corp.                                          2,000        44
Sanifill, Inc. (a)                                         22,300       744
Shelter Components Corp.                                   12,000       197
SIFCO Industries (a)                                       81,000       435
Sturm, Ruger & Co., Inc.                                    1,200        33
Symmetricom, Inc. (a)                                       2,600        35
Synalloy Corp.                                              1,300        27
Tecumseh Products Co. Class A                              11,100       574
Tecumseh Products Co. Class B                               4,000       199
TETRA Technologies, Inc. New                               29,375       668
Timken Co.                                                 29,500     1,128
U.S. Filter Corp. New (a)                                  18,800       501
United Waste Systems, Inc. (a)                             22,300       820
USA Waste Services, Inc. (a)                               11,000       208
Weatherford Enterra, Inc. (a)                               9,500       274
Zurn Industries, Inc.                                      27,800       594
Zycon Corp.                                                16,000       180
                                                                     ------
                                                                     21,994
                                                                     ------

CONSUMER BASICS - 15.7%

Advocat, Inc. (a)                                          12,000       133
Alpharma, Inc. Class A                                      7,000       183
American Medical Response (a)                              11,800       383
American Oncology Resources, Inc.                          16,300       791
Apple South                                                 4,900       104
Ballard Medical Products                                   17,500       313
Ben & Jerry's Homemade, Inc. Class A (a)                    1,300        19
Bergen Brunswig Corp. Class A                               7,900       197
Beverly Enterprises, Inc. (a)                              20,500       218
Bindley Western Industries, Inc.                            1,300        22
Biogen, Inc. (a)                                           10,500       640
Bush Boake Allen, Inc. (a)                                 27,500       753
Carter-Wallace, Inc.                                        2,300        26
Central Sprinkler Corp. (a)                                 4,000       136
Cephalon, Inc. (a)                                          4,200       171
Church and Dwight Co., Inc.                                45,200       836
CNS, Inc.                                                   8,700       129
Coca-Cola Bottling Co.                                     19,500       675
Coherent, Inc. (a)                                          3,400       137
Collagen Corp.                                              8,000       165
Community Care of America, Inc.                             9,400        98
Community Psychiatric Centers                               8,000        98
Cor Therapeutics, Inc. (a)                                  9,600        78
Curative Technologies, Inc. (a)                             2,200        31
Cytel Corp. (a)                                             2,900        18
Dean Foods Co.                                              5,000       138
Duckwall-ALCO Stores, Inc. New (a)                         20,000       195
Dura Pharmaceuticals, Inc. (a)                             21,300       735
FHP International Corp. (a)                                 7,400       207
Fleming Cos., Inc.                                          6,300       130
Flowers Industries, Inc.                                   94,350     1,144
FPA Medical Management, Inc.                               14,900       138
General Nutrition Companies, Inc.                          44,600     1,026
Genesis Health Ventures, Inc. (a)                           2,800       102
Giant Food, Inc. Class A                                   37,000     1,165
GranCare, Inc. (a)                                         11,300       164
Grist Mill Co. New (a)                                      4,100        30
Health Care & Retirement Corp. (a)                          4,900       171
Health Management Associates Class A                       38,250       999
Health Management Systems, Inc.                            17,400       670
HealthCare COMPARE (a)                                     15,000       652
Healthdyne Technologies, Inc. (a)                          12,711       143
Healthdyne, Inc.                                            2,600        22
Healthsource, Inc.                                         20,000       720
HemaSure, Inc. (a)                                         12,200       151
Horizon/CMS Healthcare Corp. (a)                           16,700       422
Hormel (George A.) & Co.                                    4,500       111
Hosposable Products, Inc. (a)                              69,000       449
Hudson Foods, Inc.                                          5,800       100
IBP, Inc.                                                   8,000       404
ICOS Corp. (a)                                              4,000        29
ICU Medical, Inc. (a)                                       1,700        29
Immucor Corp. (a)                                          16,700       154
Integrated Health Services, Inc.                            6,100       153
International Multifoods Corp.                              2,000        40
Interneuron Pharmaceuticals, Inc. (a)                      22,200       561
Isomedix, Inc. (a)                                         12,000       173
Lance, Inc.                                                30,500       496
Lincare Holdings, Inc. (a)                                  3,400        84
Living Centers of America, Inc. (a)                         4,165       146
Mariner Health Group, Inc. (a)                              4,200        70

16 Equity II Fund



EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
Maxicare Health Plans, Inc. New (a)                         1,700   $    46
Maxxim Medical, Inc. (a)                                      900        15
McCormick & Co., Inc.                                      48,500     1,170
Medical Imaging Centers
  of America, Inc. New                                        133         1
MedImmune, Inc. (a)                                         1,700        34
MediSense, Inc. (a)                                        11,800       373
Mine Safety Appliances Co.                                 12,098       578
Minntech Corp.                                             18,300       357
Multicare Cos., Inc. (a)                                    7,000       168
Nature's Sunshine Products, Inc.                           11,700       287
NBTY, Inc. (a)                                             30,000       143
Nellcor, Inc. (a)                                          15,896       922
Northfield Laboratories, Inc. (a)                           3,100        57
Northland Cranberries, Inc. Class A                        14,000       249
Odwalla, Inc.                                               1,600        25
OrNda Healthcorp (a)                                       36,200       842
Orthofix International NV                                   9,200        64
Outback Steakhouse, Inc. (a)                               26,100       936
Owen Healthcare, Inc.                                      30,400       798
Pacific Physician Services, Inc. (a)                       44,300       786
PCI Services, Inc. (a)                                     57,200       558
Pharmaceutical Marketing Services, Inc. (a)                 1,900        28
PhyCor, Inc.                                               26,650     1,346
Physician Computer Network, Inc. (a)                        5,300        47
Physician Sales & Service, Inc.                            28,500       798
Physicians Health Services, Inc. Class A (a)               18,700       692
Prime Hospitality Corp. (a)                                66,300       663
Protein Design Labs, Inc. (a)                               1,700        39
Protocol Systems, Inc. (a)                                 14,000       145
Pure Pac (a)                                               14,000        72
Regency Health Services, Inc. (a)                          18,420       187
Regeneron Pharmaceuticals, Inc. (a)                         3,400        43
Renal Treatment Centers, Inc. (a)                          14,100       620
Respironics, Inc.                                          27,500       564
Ruddick Corp.                                              74,000       851
Safety 1st, Inc. (a)                                       13,000       192
Salick Health Care, Inc.                                    2,500        93
Schultz Sav-O Stores, Inc.                                 40,500       597
Smithfield Foods, Inc. (a)                                  1,900        60
Smucker (J.M.) Co.                                         17,500       385
Smucker (J.M.) Co. Class B                                 22,000       424
Sola International, Inc.                                   25,300       639
Somatogen, Inc. (a)                                         4,400        83
Stanhome, Inc.                                             31,500       917
Starbucks Corp.                                            19,100       399
Starrett (L.S.) Co. Class A                                23,000       595
Sterling Healthcare Group, Inc. (a)                        15,000       159
Strategic Distribution, Inc.                               43,260       335
Sun Healthcare Group, Inc. (a)                             11,400       154
Sunrise Medical, Inc. (a)                                   5,200        96
Syncor International Corp. (a)                              2,000        14
TheraTx, Inc. (a)                                           6,400        75
Thermotrex Corp. (a)                                        7,500       375
Thorn Apple Valley, Inc.                                   28,500       463
Total Renal Care Holdings, Inc.                            14,500       428
U.S. Bioscience, Inc. (a)                                     256         1
Ultratech Stepper, Inc.                                     2,300        59
United American Healthcare Corp. (a)                        2,000        20
United Dental Care, Inc.                                   11,400       470
Universal Foods Corp.                                      43,200     1,733
Universal Health Services, Inc. Class B (a)                 5,900       262
Utah Medical Products (a)                                  15,000       296
Vencor, Inc. (a)                                            5,300       172
Vivra, Inc.                                                 8,700       219
Watson Pharmaceuticals, Inc. (a)                           24,900     1,217
                                                                    -------
                                                                     43,913
                                                                    -------

CONSUMER DURABLES - 2.3%

Arvin Industries, Inc.                                      3,100        51
Bassett Furniture Industries, Inc.                          1,200        27
Borg Warner Automotive, Inc.                                3,400       109
Cavalier Homes, Inc.                                        6,700       139
Coast Distribution Systems (a)                             25,000       150
Copart, Inc. (a)                                            1,300        34
CORT Business Services Corp.                                7,800       129
Discount Auto Parts, Inc. (a)                               1,000        31
Donaldson Co., Inc.                                         3,200        80
Excel Industries, Inc.                                     10,000       140
Federal-Mogul Corp.                                        21,100       414
Fleetwood Enterprises, Inc.                                 6,100       157
Flexsteel Industries, Inc.                                 22,200       228
Kinetic Concepts, Inc.                                     20,000       238
La-Z-Boy Chair Co.                                         36,000     1,112
Lear Seating Corp. (a)                                      2,300        67
National Presto Industries, Inc.                            1,000        40
Polaris Industries, Inc.                                    1,400        41
PRI Automation, Inc. (a)                                    1,000        35
Pronet, Inc. (a)                                            9,000       264
Renters Choice, Inc.                                        1,000        13
Schult Homes Corp.                                         10,500       184
Simpson Industries, Inc.                                   14,000       122
Skyline Corp.                                               1,400        29
Smith (A.O.) Corp.                                         68,300     1,417
Titan Wheel International, Inc.                            10,200       166
West, Inc.                                                 38,000       893
Wynn's International, Inc.                                  8,000       237
                                                                    -------
                                                                      6,547
                                                                    -------

                                                          Equity II Fund 17


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
CONSUMER NON-DURABLES - 5.7%

American Safety Razor Co.                                  15,000   $   118
Baby Superstore, Inc.                                       1,400        79
Barnes & Noble, Inc. (a)                                   26,200       760
Block Drug Co., Inc. Class A                               12,649       436
Bombay, Inc. (a)                                            9,100        58
Borders Group, Inc. (a)                                    12,700       235
Brown Group, Inc.                                          24,500       349
Cannondale Corp. (a)                                        1,000        16
Carson Pirie Scott & Co. (a)                                1,700        34
Chic By H.I.S., Inc. (a)                                   61,800       340
Coastcast Corp. (a)                                        20,000       202
CompUSA, Inc. (a)                                           4,200       131
Consolidated Stores Corp. (a)                               4,900       107
Coors (Adolph) Co. Class B                                  1,400        31
Daisytek International Corp.                                6,000       184
Danskin, Inc. (a)                                          30,000       124
Department 56, Inc. (a)                                     4,800       184
Designs, Inc. (a)                                           5,000        35
Eagle Hardware and Garden, Inc. (a)                         4,300        31
Family Dollar Stores, Inc.                                  6,600        91
Fieldcrest Cannon, Inc. (a)                                32,500       540
First Team Sports, Inc.                                     1,000        15
Guilford Mills, Inc.                                       36,000       733
Haggar Corp.                                               29,500       531
Happiness Express, Inc. (a)                                 2,700        11
Hills Stores Co. New (a)                                    2,400        24
Innovex, Inc.                                               3,450        53
Jean Phillippe Fragrances, Inc. New (a)                    14,000       114
Johnston Industries, Inc.                                  29,250       234
Jos. A. Bank Clothiers, Inc. (a)                           38,700        73
Kenneth Cole Productions, Inc. Class A                      4,200        79
Leslie's Poolmart                                          13,000       172
Longs Drug Stores Corp.                                       800        38
MacFrugals Bargains Close Outs, Inc. (a)                    3,500        49
Nautica Enterprises, Inc.                                  24,200     1,041
North American Watch Corp.                                 41,500       799
Nutramax Products, Inc. New (a)                            20,000       175
Office Depot, Inc. (a)                                     11,775       233
Oxford Industries, Inc.                                    29,500       494
Paragon Trade Brands, Inc. (a)                              2,500        58
PeopleSoft, Inc.                                           19,800       842
Pete's Brewing Co. (a)                                      3,300        46
PETsMART, Inc.                                             13,000       400
Phillips-Van Heusen Corp.                                   4,100        40
Quaker Fabric Corp. New (a)                                20,000       175
Rayonier, Inc.                                              7,400       247
Redhook Ale Brewery, Inc.                                   1,200        31
Rex Stores Corp. (a)                                        2,000        36
Rite Aid Corp.                                             16,800       575
Robert Mondavi Corp. Class A (a)                            2,600        72
Ross Stores, Inc.                                           6,900       132
Russ Berrie & Co., Inc.                                     1,300        16
Scholastic Corp. (a)                                        9,000       700
Score Board, Inc. (a)                                      30,000       131
Service Merchandise Co., Inc. (a)                          11,000        55
Sports Authority, Inc. (a)                                  4,600        94
Springs Industries, Inc.                                    2,200        91
Starter Corp. (a)                                           3,600        25
Systemed, Inc. (a)                                         30,000       135
Tiffany & Co.                                              15,700       791
Timberland Co. Class A (a)                                  3,300        66
TJX Cos., Inc.                                             15,200       287
Tuesday Morning, Inc. (a)                                  23,000       127
Value City Department Stores, Inc. (a)                     12,500        84
VWR Corp.                                                  18,400       235
Waban, Inc. (a)                                            43,000       806
Zale Corp. New (a)                                         47,400       758
                                                                    -------
                                                                     16,008
                                                                    -------

CONSUMER SERVICES - 3.0%

AAR Corp.                                                   1,200        26
Airport Systems International, Inc. (a)                    15,600        47
Alaska Air Group, Inc. (a)                                  5,100        83
AMC Entertainment, Inc. (a)                                 1,100        26
America West Airlines, Inc.  Class B                        8,200       139
Amtran, Inc. (a)                                           18,200       218
Applebee's International, Inc.                             26,300       598
Bally Entertainment Group (a)                               9,800       137
Brinker International, Inc. (a)                            12,000       181
Buffets, Inc. (a)                                          14,000       196
Callaway Golf Co.                                          13,200       299
Children's Discovery Centers
  of America, Inc. New (a)                                 20,000        90
Comair Holdings, Inc.                                       8,100       216
Continental Airlines, Inc. Class B (a)                      3,800       165
Equity Inns, Inc.                                          13,000       149
GC Companies, Inc. (a)                                      1,000        33
Golf Enterprises, Inc. (a)                                 16,000       116
Grand Casinos, Inc.                                        10,800       251
Great Lakes Aviation, Ltd. (a)                             29,900       101
Harvey's Casino Resorts                                     1,200        22
La Quinta Motor Inns, Inc.                                 44,600     1,221
Lone Star Steakhouse & Saloon (a)                           9,700       371
Main Street & Main, Inc. New                               35,000        92
Max & Erma's Restaurants, Inc.                             20,900       123
Mesa Airlines, Inc. (a)                                     6,900        61
Monterey Pasta Co. (a)                                     14,000        68

18 Equity II Fund


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
O'Charleys, Inc. (a)                                       15,000      $214
Old Dominion Freight Lines, Inc. (a)                       10,000        75
Papa Johns International, Inc. (a)                         13,500       547
Penn National Gaming, Inc. (a)                              3,100        40
Qantas Airways, Ltd. - ADR                                 18,100       302
Recoton Corp. (a)                                           9,700       175
Regal Cinemas, Inc.                                        11,400       331
Ride, Inc.                                                  2,300        75
Ryan's Family Steak Houses, Inc. (a)                       67,500       464
ShoLodge, Inc. (a)                                         14,000       133
Showboat, Inc.                                              2,800        74
Shuffle Master, Inc.                                        3,000        35
Studio Plus America, Inc.                                   4,800       124
Sunstone Hotel Investors, Inc.                             42,300       423
Supertel Hospitality, Inc. (a)                             12,000       120
Triarc Companies, Inc. Class A (a)                          2,400        26
USAir Group, Inc. (a)                                      12,900       171
WMS Industries, Inc. (a)                                    3,800        62
                                                                    -------
                                                                      8,420
                                                                    -------

ENERGY - 4.8%

Alamco, Inc. (a)                                           15,000       121
Arch Petroleum, Inc. New (a)                               52,800       102
Basin Exploration, Inc. (a)                                91,100       433
Belden & Blake Corp. (a)                                   10,000       175
Berry Petroleum Co. Class A                                47,500       481
BJ Services Co. (a)                                        27,750       805
Callon Petroleum Co. (a)                                    5,600        56
Camco International, Inc.                                  16,600       465
Chesapeake Energy Corp.                                     6,300       209
Cliffs Drilling Co. (a)                                     8,000       118
Coho Energy, Inc. (a)                                      23,181       113
Cross Timbers Oil Co.                                      44,100       777
Crown Centennial Petroleum Co.
  Class B (a)                                              26,300       385
Diamond Shamrock, Inc.                                     25,100       649
Digicon, Inc. New                                          34,666       277
Dual Drilling Co. (a)                                       8,000        91
Energen Corp.                                               1,700        41
Global Industries, Inc. (a)                                 8,000       238
Harcor Energy, Inc. New (a)                                40,000        90
Helmerich & Payne, Inc.                                     2,500        74
ICO, Inc. New                                              30,000       146
K N Energy, Inc.                                            1,300        38
KCS Energy, Inc.                                            2,100        32
Key Production, Inc. (a)                                   22,600       121
Laclede Gas Co.                                             1,100        23
LTV Corp. New (a)                                          45,300       623
Marine Drilling Co, Inc. (a)                               40,000       195
Newfield Exploration Co. (a)                                3,400        92
Newpark Resources, Inc. New                                 7,350       164
Noble Drilling Corp. (a)                                  120,800     1,072
NorAm Energy Corp.                                         10,900        97
Nuevo Energy Co. (a)                                        2,600        58
Oceaneering International, Inc. (a)                         4,300        55
Parker & Parsley Petroleum Co.                             28,500       627
Petroleum Geo Services AS - ADR (a)                        23,300       580
Production Operators Corp.                                  6,000       198
Quaker State Oil Refining Corp.                             6,000        76
Questar Corp.                                               2,800        94
Reading & Bates Corp. New (a)                              18,800       282
Smith International, Inc. (a)                              43,500     1,022
Swift Energy Co. (a)                                        1,800        22
Tesoro Petroleum Corp. (a)                                  2,900        25
Tide West Oil, Inc. (a)                                     6,100        79
Ultramar Corp.                                             37,200       958
United Meridian Corp. (a)                                   2,800        49
Valero Energy Corp.                                         4,400       108
Varco International, Inc. (a)                               9,700       116
Vintage Petroleum, Inc.                                     9,900       223
Wiser Oil Co.                                              35,500       426
World Fuel Services Corp.                                   2,850        45
                                                                    -------
                                                                     13,346
                                                                    -------

FINANCE - 14.1%

20th Century Industries (a)                                 2,900        58
Aames Financial Corp.                                       2,100        59
AlBank Financial Corp.                                      6,000       180
Alexander & Alexander Services, Inc.                        2,700        51
Allmerica Property & Casualty Cos.                         30,100       813
Amcast Industrial Corp.                                     1,100        20
American Bankers Insurance Group, Inc.                     21,100       823
American Travellars Corp. (a)                              30,100       843
AMRESCO, Inc.                                              25,000       306
AT&T Capital Corp.                                            200         8
AVEMCO Corp.                                               31,000       496
Avondale Financial Corp.                                    8,000       116
Bankers Corp.                                              10,800       176
Bankers Life Holding Corp.                                    800        16
Berkley (W.R.) Corp.                                       20,000     1,065
BHC Financial, Inc.                                        12,000       213
California Federal Bank                                     7,300       115
Calumet Bancorp, Inc. (a)                                   1,000        28
CDI Corp. (a)                                               2,500        45
CFI ProServices, Inc. (a)                                  14,000       203
Charter One Financial, Inc.                                28,700       872
CitiFed Bancorp, Inc.                                       7,000       238
City National Corp.                                        14,000       196

                                                          Equity II Fund 19

EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
Coast Savings Financial, Inc. (a)                           6,700   $   232
Collective Bancorp, Inc.                                    2,400        61
Colonial BancGroup, Inc.                                   26,500       855
Corporate Express, Inc.                                    48,550     1,450
Countrywide Credit Industries, Inc.                        14,100       307
Cullen Frost Bankers, Inc.                                  1,000        50
Cyrolife, Inc. (a)                                            800        12
FFY Financial Corp.                                         1,100        23
Financial Fed Corp. (a)                                    10,000       224
FINOVA Group, Inc.                                          4,000       193
First American Financial Corp.                                700        19
First Bell Bancorp, Inc.                                    8,300       110
First Colony Corp.                                          2,600        66
First Commerce Corp.                                       19,200       607
First Financial Caribbean Corp.                             8,000       147
First Mortgage Corp. (a)                                   20,000       115
First Palm Beach Bancorp, Inc.                              1,100        23
First Republic Bancorp, Inc. (a)                           12,000       158
First Tennessee National Corp.                             14,500       874
FirstBank Puerto Rico                                       1,000        22
Flushing Financial Corp.                                   10,200       154
Fremont General Corp.                                      29,400     1,080
Greenpoint Financial Corp.                                  8,400       223
Hartford Steam Boiler Inspection
  & Insurance Co.                                             900        45
Haven Bancorp                                               1,200        28
HCC Insurance Holdings, Inc. (a)                            1,000        37
Horace Mann Educators Corp.                                 1,100        34
Imperial Credit Industries, Inc.                           28,917       607
Jefferies Group, Inc. Rights                                5,100       235
JSB Financial, Inc.                                         1,300        41
Keystone Financial, Inc.                                   32,200       950
Leader Financial Corp.                                     16,500       615
Life Bancorp, Inc.                                          1,700        25
Life Partners Group, Inc.                                   4,000        55
Litchfield Financial Corp.                                 10,000       130
Markel Corp. (a)                                           12,500       906
Mercury Finance Corp.                                      38,250       507
MLF Bancorp, Inc.                                           3,300        73
Money Store, Inc.                                          21,750       337
National Auto Credit, Inc.                                  1,500        24
National Re Corp.                                          20,500       779
North American Mortgage Co.                                32,200       684
NS Bancorp, Inc.                                            4,000       155
Ohio Casualty Corp.                                        16,000       612
Old Kent Financial Corp.                                   16,050       656
Old Republic International Corp.                            5,500       195
Olympic Financial, Ltd. (a)                                11,500       187
ONBANCorp                                                   1,800        60
One Valley Bancorp of West Virginia, Inc.                  23,100       719
Orion Capital Corp.                                         3,300       143
Pace American Group, Inc. (a)                              25,000         2
Paul Revere Corp.                                             900        19
PennCorp Financial Group, Inc.                             16,100       473
Peoples Bank                                                2,700        51
Peoples Heritage Financial Group                           29,700       668
Protective Life Corp.                                       1,000        31
Provident Bankshares Corp.                                  1,200        35
Queens County Bancorp                                       6,000       237
Regional Acceptance Corp.                                   8,600        80
Regions Financial Corp.                                    25,000     1,075
Reliance Bancorp, Inc.                                      3,400        48
Reliance Group Holdings, Inc.                              10,700        92
Reliastar Financial Corp.                                  18,800       834
RenaissanceRe Holdings, Ltd.                               22,500       672
Resource Bancshares Mortgage Group                         13,369       185
Resource Mortgage Capital Corp.                             2,100        42
Risk Capital Holdings, Inc.                                10,300       237
Robert Half International, Inc. (a)                        29,200     1,223
Roosevelt Financial Group, Inc.                             8,400       161
Seacor Holdings, Inc. (a)                                   7,000       188
Security Connecticut Corp.                                  8,000       217
Silicon Valley Bancshares                                   1,100        26
Sotheby's Holdings Co., Inc. Class A                        2,500        36
SouthTrust Corp.                                           26,500       679
Standard Financial, Inc. (a)                                3,700        54
State Auto Financial Corp.                                  7,000       178
SunAmerica, Inc.                                           20,000       950
T R Financial Corp.                                         3,800        97
TCF Financial Corp.                                        12,100       401
TFC Enterprises, Inc. (a)                                   2,800        16
Titan Holdings, Inc.                                       12,400       178
Transatlantic Holdings, Inc.                               13,000       954
Transnational Re Corp. Class A                             24,500       600
Trenwick Group, Inc. Rights                                10,700       599
Union Bank                                                    100         5
Union Planters Corp.                                       44,670     1,424
United Fire & Casualty Co.                                 17,050       699
US Facilities Corp.                                        32,900       691
USLIFE Corp.                                                2,600        78
Vesta Insurance Group, Inc.                                 9,200       501
Washington National Corp.                                   1,100        30
Westco Bancorp, Inc.                                        8,000       216
Westcorp, Inc.                                             10,527       195
World Acceptance Corp.                                      3,400        36
Zenith National Insurance Corp.                            24,000       513
Zions Bancorp                                              11,500       923
                                                                    -------
                                                                     39,433
                                                                    -------

20 Equity II Fund


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
GENERAL BUSINESS - 9.9%

AccuStaff, Inc.                                            12,400   $   536
Active Voice Corp. (a)                                      1,000        26
Advo Systems, Inc.                                          1,700        44
Alternative Resources Corp.                                20,500       605
American Business Information, Inc.                        10,500       197
American Business Products, Inc.                            1,200        34
American Radio Systems Corp. Class A                       23,950       653
Applied Voice Technology, Inc. (a)                          2,500        33
Ascend Communications, Inc.                                29,900     2,426
BISYS Group, Inc. New (a)                                   8,000       242
Bowne & Co., Inc.                                           1,600        32
CACI International, Inc. Class A (a)                        2,000        23
Cascade Communications Corp.                                5,600       476
Catalina Marketing Corp. (a)                                1,100        69
Central Newspapers, Inc. Class A                           25,500       800
CIDCO, Inc. (a)                                             6,900       174
Clear Channel Communications, Inc.                          2,400       106
Cognos, Inc. (a)                                            9,500       424
Coherent Communications Systems Corp.                       3,400        64
Comarco, Inc. (a)                                          16,000       230
Comnet Cellular, Inc. (a)                                   6,400       185
Comsat Corp. Series 1                                       6,800       127
Corrections Corp. America                                   4,800       178
Crawford & Co.                                              4,500        73
Day Runner, Inc. (a)                                        1,000        35
Devon Group, Inc. New (a)                                   1,000        29
DeVRY, Inc.                                                26,600       718
DSP Communications, Inc.                                    3,800       164
Duplex Products, Inc. (a)                                  37,000       301
Effective Management Systems, Inc. (a)                     16,000        72
Emmis Broadcasting Corp. Class A (a)                          200         6
Ennis Business Forms, Inc.                                 36,050       442
Franklin Quest Co. (a)                                      4,500        88
General Communication, Inc. Class A (a)                    28,800       140
Gibson Greetings, Inc. (a)                                  3,600        58
Grey Advertising                                            4,000       784
GTECH Holdings Corp. (a)                                    7,800       203
Harvey Entertainment Co. (a)                                2,300        17
Houghton Mifflin Co.                                       14,500       624
Hunt Manufacturing Co.                                     63,000     1,095
Infinity Broadcasting Corp.                                 6,000       224
Interim Services, Inc. (a)                                  3,300       114
International Family Entertainment, Inc.
  Class B (a)                                               1,100        18
Jones Intercable, Inc. Class A (a)                         38,500       472
Kronos, Inc. (a)                                            6,000       285
Lee Enterprises, Inc.                                      37,000       851
Macromedia, Inc.                                           22,600     1,172
Mail Boxes Etc (a)                                          2,500        31
McClatchy Newspapers, Inc. Class A                         28,000       640
McGrath RentCorp                                           12,000       222
Media General, Inc. Class A                                24,800       753
META Group, Inc.                                            2,600        79
Metricom, Inc. (a)                                          1,300        17
Miller (Herman), Inc.                                       1,600        48
Mobile Telecommunication
  Technologies Corp. (a)                                   19,000       404
National Media Corp. (a)                                    3,000        63
Network Equipment Technologies, Inc. (a)                   24,300       665
New England Business Service, Inc.                          2,100        46
Norrell Corp.                                               1,200        35
Ortel Corp. (a)                                             3,300        36
Paging Network, Inc.                                       18,200       432
Paychex, Inc.                                              34,800     1,723
PC Service Source, Inc. (a)                                12,000        97
PMT Services, Inc. (a)                                        700        21
QUALCOMM, Inc. (a)                                         11,200       480
QuickResponse Services, Inc. (a)                           17,700       319
Saga Communications Class A                                10,000       162
SFX Broadcasting, Inc. Class A (a)                          6,000       178
Spelling Entertainment Group, Inc. (a)                      2,400        30
SPS Transaction Services, Inc. (a)                          1,400        41
Steris Corp.                                               31,400     1,005
Systems & Computer Technology Corp. (a)                     8,000       159
TCSI Corp. (a)                                              7,700       139
TRM Copy Centers Corp. (a)                                 26,000       260
True North Communications, Inc.                             3,200        59
U.S. Delivery Systems, Inc. (a)                            15,900       461
United Video Satellite Group Class A (a)                    1,200        32
United Wisconsin Services, Inc.                             2,100        46
US Office Products Co. (a)                                 24,400       546
Vanguard Cellular Systems, Inc. Class A (a)                20,100       402
Viking Office Products, Inc. (a)                           30,300     1,409
Wackenhut Corp.                                             7,300       131
Wackenhut Corrections Corp. (a)                             2,000        50
Washington Post Co. Class B                                 2,400       677
                                                                    -------
                                                                     27,567
                                                                    -------

MISCELLANEOUS - 3.5%

Apollo Group, Inc. Class A                                 22,200       866
Associated Group, Inc. Class B (a)                         28,500       506
Chris Craft Industries, Inc.                               31,160     1,348
Citation Corp. (a)                                         12,000       138
Clarcor, Inc.                                               1,000        20
Crawford & Co. Class A                                     21,500       344
Daig Corp.                                                 31,300       720
Eckerd Corp. (a)                                           19,450       868
Fiberstars, Inc. (a)                                       25,000        97
FRP Properties, Inc. (a)                                    6,000       123

                                                          Equity II Fund 21


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
Griffon Corp. (a)                                          59,000   $   531
Gyrodyne Co. of America, Inc.                               4,500        63
Ha-Lo Industries, Inc. (a)                                  8,000       242
Hirsch International Group Class A                         10,937       134
ITT Educational Services, Inc. (a)                         10,000       246
Jabil Circuit, Inc. (a)                                    15,000       161
Landair Services, Inc. (a)                                 11,600       151
Learning Tree International, Inc.                          10,000       155
Leather Factory, Inc. (a)                                  40,000        97
M.D.C. Holdings, Inc.                                      25,000       178
Mark VII, Inc. (a)                                         12,000       186
Mercer International, Inc. (a)                              8,500       173
Miller Industries, Inc. (a)                                 8,000       198
National Wireless Holdings, Inc. (a)                       10,000       132
NN Ball & Roller, Inc.                                     18,000       306
NUMAR Corp. (a)                                            13,000       145
On Assignment, Inc. (a)                                    20,400       668
PXRE Corp.                                                 27,700       734
Supreme Industries, Inc. Class A                           19,800       166
Texoil, Inc. (a)                                           65,000       102
Tracor, Inc. New (a)                                        4,400        64
                                                                     ------
                                                                      9,862
                                                                     ------

SHELTER - 1.2%

American Woodmark Corp. (a)                                15,200        63
Beazer Homes USA, Inc. (a)                                  1,700        35
Butler Manufacturing Co.                                      900        35
Cameron Ashley, Inc. (a)                                   20,000       193
Centex Construction Products, Inc. (a)                     16,700       240
Champion Enterprises, Inc.                                  5,700       176
Continental Homes Holding Corp.                             1,300        32
Elcor Chemical Corp.                                        1,100        24
Fastenal Co.                                                8,600       363
Granite Construction, Inc.                                  1,300        41
Lone Star Industries, Inc.                                  8,000       200
Redman Industries, Inc. New (a)                             1,200        40
Ryland Group, Inc.                                         23,800       333
Smith (Charles E.) Residential Realty, Inc.                29,000       685
Southdown, Inc. (a)                                        12,000       234
Toll Brothers, Inc. (a)                                    18,600       428
U.S. Home Corp. New (a)                                     1,900        55
USG Corp. New (a)                                           5,600       168
                                                                    -------
                                                                      3,345
                                                                    -------

TECHNOLOGY - 17.8%

Activision, Inc. New                                        4,700        51
ACX Technologies, Inc.                                      4,600        70
Adaptec, Inc. (a)                                          20,400       834
ADC Telecommunications, Inc.                               26,900       975
Affiliated Computer Services, Inc.
  Class A (a)                                               1,200        45
Altera Corp.                                               22,400     1,112
Amdahl Corp. (a)                                           10,400        88
AmeriData Technologies, Inc. (a)                           14,700       141
Amplicon, Inc.                                             10,000       142
Applied Magnetics Corp. (a)                                 7,800       145
Applix, Inc.                                                3,200        86
Artisoft, Inc. (a)                                          4,000        25
Aseco Corp. (a)                                             1,400        22
Aspen Technology, Inc. (a)                                  5,900       199
Atria Software, Inc.                                       22,800       883
Augat, Inc.                                                43,700       748
Auspex Systems, Inc. (a)                                   21,900       394
Avnet, Inc.                                                 7,125       319
Baan Co. NV                                                 7,800       352
Banctec, Inc. (a)                                           2,800        52
Bell Industries                                            30,633       689
BI Incorporated  Co. New (a)                               20,000       152
BMC Industries, Inc.                                       11,000       256
Boole & Babbage, Inc.                                       7,500       178
Breed Technologies, Inc.                                    7,900       146
Brooktree Corp. NPV (a)                                     3,200        38
Brooktrout Technology, Inc. (a)                             2,200        62
Burr-Brown Corp.                                            2,700        67
Business Objects S.A. - ADR (a)                            13,100       629
Cadence Design Systems, Inc.                                4,950       208
Cambridge Technology Partners, Inc. (a)                     9,000       508
CBT Group PLC - ADR                                        12,000       624
CDW Computer Centers, Inc. (a)                             16,200       644
CEM Corp. (a)                                              12,000       159
Checkmate Electronics, Inc. New (a)                         9,500       140
Cheyenne Software, Inc. (a)                                13,100       342
Circon Corp. (a)                                           31,900       642
Coeur d'Alene Mines Corp.                                   4,900        84
Computer Horizons Corp.                                     1,000        37
Computer Products, Inc. (a)                                 3,600        41
Computervision Corp. New (a)                               17,800       274
Compuware Corp. (a)                                         5,200        96
Comverse Technology, Inc. New (a)                          38,600       772
Consilium, Inc. (a)                                        20,000       237
Control Data Systems, Inc. (a)                              2,000        39
CyCare Systems, Inc. (a)                                      800        20
Data General Corp. (a)                                      7,100        98
Data Transmission Network Corp. (a)                         3,000       145
Datastream Systems, Inc.                                    2,100        39
Davidson & Associates, Inc.                                26,100       561

22 Equity II Fund


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
DH Technology, Inc.                                        10,500   $   239
DSP Group, Inc. (a)                                        16,400       180
Dynamics Research Corp. (a)                                57,222       443
Dynatech Corp.                                              4,200        71
Edmark Corp. New                                            1,500        46
EG&G, Inc.                                                 62,000     1,503
Egghead, Inc. (a)                                           3,200        20
Electro Scientific Industries, Inc. (a)                     1,700        48
Electroglas, Inc.                                           5,400       134
Electromagnetic Sciences, Inc. (a)                         15,000       165
Eltron International, Inc.                                  1,500        53
Enterprise Systems, Inc. (a)                                5,300       156
Esterline Corp. (a)                                         3,000        71
Evans & Sutherland Computer Corp. (a)                      22,500       501
Exar Corp. (a)                                             13,000       192
EXECUTONE Information Systems, Inc. (a)                    50,000       116
FORE Systems                                                7,500       445
Franklin Electronic Publishers, Inc. (a)                    1,000        29
FTP Software, Inc. (a)                                      4,100       119
Fulcrum Technologies, Inc. (a)                              2,000        62
Fusion Systems Corp. (a)                                    1,700        47
Gentex Corp. (a)                                            1,300        29
Gerber Scientific, Inc.                                    52,000       845
Glenayre Technologies, Inc.                                 3,250       202
Global Village Communication (a)                            9,000       169
GT Interactive Software Corp.                              37,400       519
GTI Corp.                                                   7,600       133
Hadco Corp. (a)                                            15,200       428
Haemonetics Corp. (a)                                       2,500        44
HBO & Co.                                                  27,700     2,112
HCIA, Inc.                                                 15,900       731
Hello Direct, Inc.                                         13,000        88
Hyperion Software Corp.                                     3,400        71
InaCom Corp. (a)                                            1,800        25
Information Storage Devices Inc.                            1,100        12
Informix Corp.                                             10,100       303
Input/Output, Inc. (a)                                     39,800     2,298
Insight Enterprises, Inc.                                   1,200        15
Integrated Circuit Systems, Inc. (a)                       14,200       176
Intelligent Electronics, Inc.                              17,613       106
International Rectifier Corp.                              24,000       600
Intuit, Inc.                                                9,400       733
Iomega Corp. (a)                                            3,700       180
IPC Information Systems, Inc. (a)                           2,100        35
Jack Henry  & Assocociates, Inc.                            1,400        35
Keane, Inc. (a)                                             1,000        22
Komag, Inc. (a)                                             3,900       178
Kulicke & Soffa Industries, Inc.                            8,600       198
Liberty Technologies, Inc. (a)                             25,000       113
Linear Technology Corp.                                    18,800       738
Littlefuse, Inc. (a)                                        1,600        58
Loronix Information Systems, Inc. (a)                      32,500        83
M-Wave, Inc. (a)                                           10,700        64
MapInfo Corp. (a)                                           1,000        20
Marcam Corp. (a)                                            8,000       118
Marshall Industries (a)                                    19,100       614
Mattson Technology, Inc.                                    2,500        38
Maxim Integrated Products, Inc.                            16,200       620
McAfee Associates, Inc.                                    17,500       748
Medic Computer Systems, Inc. (a)                           13,000       783
Mercury Interactive Corp. (a)                               2,700        48
Merisel, Inc. (a)                                          17,000        72
Merix Corp. (a)                                             5,000       147
Metrologic Instruments, Inc. (a)                           15,000       143
Micro Linear Corp. (a)                                      2,100        22
Microchip Technology, Inc. (a)                             13,000       475
Microcom, Inc. (a)                                          4,100       107
Molex, Inc. Class A                                        19,000       580
Mylex Corp. (a)                                             3,200        61
National Semiconductor Corp. (a)                           35,500       790
NetFRAME Systems, Inc. (a)                                  3,800        19
NetManage, Inc.                                            43,500     1,001
Network Computing Devices, Inc. (a)                         5,900        41
Network Express, Inc.                                       2,900        15
Network General Corp. (a)                                  16,900       556
Oak Technology, Inc. (a)                                    4,000       169
Optical Data Systems, Inc.                                 28,100       688
Parametric Technology Corp. (a)                            14,800       980
Peak Technologies Group, Inc. (a)                          25,350       780
Perceptron, Inc.                                            2,100        45
Phamis, Inc. (a)                                            1,600        48
Phoenix Technologies, Ltd. (a)                              2,200        34
Photronics, Inc.                                            1,700        45
Picturetel Corp. New                                       13,000       557
Pinnacle Micro, Inc.                                        1,500        22
Pittway Corp. Class A                                      25,041     1,697
Planar Systems, Inc. (a)                                    5,900       112
Platinum Technology, Inc. (a)                              11,000       202
Pomeroy Computer Resources, Inc.                            1,300        17
Premenos Technology Corp.                                   5,250       138
Project Software & Development, Inc.                        1,500        52
Quarterdeck Corp.                                           4,700       129
Rational Software Corp. New (a)                             2,400        54
Saville Systems Ireland PLC - ADR                          13,800       195
Scientific Games Holdings Corp.                             1,600        60
Security Dynamics Technologies, Inc.                        3,500       192
Software Artistry, Inc.                                     1,000        14
Software Spectrum, Inc. (a)                                 8,000       168

                                                          Equity II Fund 23


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
SPSS, Inc. (a)                                             18,700   $   358
Stac, Inc. (a)                                              5,100        73
Storage Technology Corp. (a)                               10,000       239
Stratus Computer, Inc. (a)                                  2,900       100
Structural Dynamics Research Corp. (a)                     13,600       396
Systemsoft Corp. (a)                                        5,700        63
Tandem Computers, Inc. (a)                                 23,400       249
Tech Data Corp. (a)                                         7,500       112
Tech-Sym Corp. (a)                                         19,000       606
Teledyne, Inc.                                              4,800       123
Tellabs, Inc.                                               9,700       359
Tencor Instruments                                         22,000       533
Teradyne, Inc.                                             10,800       270
TGV Software, Inc.                                         19,600       176
Thiokol Corp.                                               1,200        41
Three-Five Systems, Inc. (a)                                1,700        29
Trident Microsystems, Inc. (a)                             11,900       277
Triquint Semiconductor, Inc. (a)                            2,900        39
Tylan General, Inc.                                         2,300        28
Uniphase Corp. (a)                                         22,100       790
Unisys Corp. (a)                                           34,100       192
Veeco Instruments, Inc. (a)                                 1,300        18
Veritas Software Corp.                                      2,000        74
Viewlogic Systems, Inc. (a)                                 4,700        47
Wall Data, Inc. (a)                                         2,400        39
Watkins-Johnson Co.                                         2,000        87
Westcott Communications, Inc. (a)                          14,100       194
Western Digital Corp. (a)                                   9,500       170
Wind River Systems, Inc. (a)                                2,700        78
Zebra Technologies Corp. Class A                            2,600        88
Zygo Corp.                                                  1,400        35
                                                                    -------
                                                                     49,892
                                                                    -------

TRANSPORTATION - 2.2%

Air Express International Corp.                             7,500       169
Airborne Freight Corp.                                      4,700       125
Alexander & Baldwin, Inc.                                  24,000       552
American President Cos., Ltd.                               6,100       140
Arnold Industries, Inc.                                    30,500       530
Covenant Transport, Inc. Class A (a)                       10,800       122
Fritz Companies, Inc.                                      24,300     1,008
GATX Corp.                                                  1,900        92
Hornbeck Offshore Services, Inc. (a)                        9,000       177
Knight Transportation, Inc. (a)                            10,000       138
Liqui-Box Corp.                                             2,100        61
M.S. Carriers, Inc. (a)                                     6,000       117
MTL, Inc. (a)                                              41,500       560
Navistar International Corp. (a)                           17,500       184
Overseas Shipholding Group, Inc.                           33,500       637
Tidewater, Inc.                                            10,200       321
Transport Corp. of America                                 16,000       178
U.S. Xpress Enterprises, Inc. Class A (a)                  14,000        98
Wisconsin Central Transportation Corp. (a)                 13,600       889
XTRA Corp.                                                  1,400        59
                                                                    -------
                                                                      6,157
                                                                    -------

UTILITIES - 2.5%

ACC Corp.                                                   1,300        29
Atlanta Gas Light Co.                                       4,000        79
Atlantic Energy, Inc.                                       4,000        77
Bangor Hydro-Electric Co.                                   2,300        26
Boston Edison Co.                                           3,000        88
Brooklyn Union Gas Co. (The)                                3,300        97
C-Tec Corp. (a)                                             1,200        37
California Energy, Inc. (a)                                 4,900        96
Cellular Communications
  of Puerto Rico, Inc. (a)                                 23,700       634
Centennial Cellular Corp. Class A (a)                      40,500       694
Centerior Energy Corp.                                     14,300       127
Central Hudson Gas & Electric Corp.                         1,000        31
Central Louisiana Electric Co., Inc.                        1,000        27
Century Telephone Enterprises, Inc.                        20,400       648
CILCORP, Inc.                                               1,000        42
Citizens Utility Co. Class A                                6,604        84
Columbia Gas System, Inc. (a)                               6,700       294
Commonwealth Energy System                                  1,000        45
Delmarva Power & Light Co.                                  2,800        64
Eastern Utilities Associates                                1,100        26
El Paso Natural Gas Co.                                     6,500       184
Enron Global Power & Pipelines L.L.C.                       1,400        35
ENSERCH Corp.                                               6,000        97
Equitable Resources, Inc.                                   3,200       100
Frontier Corp.                                             15,000       450
Hawaiian Electric Industries, Inc.                          5,200       202
Idaho Power Co.                                             2,400        72
Kansas City Power & Light Co.                               4,100       107
Long Island Lighting Co.                                   16,700       273
MCN Corp.                                                   3,900        91
MidAmerican Energy Co.                                      4,300        72
Minnesota Power & Light Co.                                 1,700        48
Montana Power Co.                                           7,000       158
National Fuel & Gas Co.                                     3,500       118
New Jersey Resources Corp.                                  1,000        30
New York State Electric & Gas Corp.                         8,800       228
NICOR, Inc.                                                 2,100        58
Northwestern Public Service Co.                             1,000        28

24 Equity II Fund


EQUITY II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           NUMBER    MARKET
                                                             OF      VALUE
                                                           SHARES    (000)
                                                          -------   -------
ONEOK, Inc.                                                 3,400   $    78
Pennsylvania Enterprises, Inc.                              1,000        38
Peoples Energy Corp.                                        1,900        60
Piedmont Natural Gas Co., Inc.                              1,100        26
Primark Corp. (a)                                           3,000        90
Public Service Co. of New Mexico (a)                        4,400        78
Puget Sound Power & Light Co.                               2,200        51
Rochester Gas & Electric Corp.                              5,300       120
TNP Enterprises, Inc.                                       1,400        26
UGI Corp. New                                               1,600        33
United Illuminating Co.                                     1,000        37
United States Cellular Corp. (a)                           11,600       391
US Long Distance Corp. (a)                                  3,000        41
UtiliCorp United, Inc.                                      2,600        76
Washington Gas & Light Co.                                  1,500        31
Washington Water Power Co.                                  3,000        52
WPL Holdings, Inc.                                          1,200        37
WPS Resources Corp.                                         1,000        34
                                                                     ------
                                                                      6,895
                                                                     ------

TOTAL COMMON STOCKS
(cost $229,082)
                                                                    267,386
                                                                    -------

OPTIONS PURCHASED - 0.1%
Russell 2000-Registered Trademark- Index
Mar 310 Calls (a)                                             130*  $   195
                                                                    -------

TOTAL OPTIONS PURCHASED
(cost $189)
                                                                        195
                                                                    -------



                                                       PRINCIPAL   MARKET
                                                         AMOUNT     VALUE
                                                         (000)      (000)
                                                         -------  --------
LONG-TERM INVESTMENTS - 0.1%
Genesis Health Ventures, Inc. (conv.)
  6.000% due 11/30/03                                    $   100  $    162
                                                                  --------

TOTAL LONG-TERM INVESTMENTS
(cost $131)                                                            162
                                                                  --------

SHORT-TERM INVESTMENTS - 3.8%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)
                                                          10,764    10,764
                                                                  --------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,764)                                                      10,764
                                                                  --------

TOTAL INVESTMENTS
(identified cost $240,166)(c) - 99.6%                              278,507

OTHER ASSETS AND LIABILITIES,

NET, INCLUDING OPTIONS WRITTEN - 0.4%                                1,059
                                                                  --------

NET ASSETS - 100.0%                                               $279,566
                                                                  --------
                                                                  --------


(a) Nonincome-producing security.

(b) At cost, which approximates market.

(c) At December 31, 1995, the cost for federal income tax purposes was $240,536 and net unrealized appreciation for all securities was $37,971. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $50,417 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,446.

 *  Number of contracts.

    The accompanying notes are an integral part of the financial statements.

                                                           Equity II Fund 25

EQUITY II FUND

FUTURES AND OPTIONS WRITTEN

December 31, 1995

                                                              UNREALIZED
                                                   NUMBER    APPRECIATION
                                                     OF     (DEPRECIATION)
                                                 CONTRACTS       (000)
                                                 ---------- --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 03/96                                  52 $          (80)
Russell 2000-Registered Trademark- Index
  Futures Contracts expiration date 03/96                13             10
                                                            --------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                 $          (70)
                                                            --------------
                                                            --------------






                                                    NUMBER          MARKET
                                                      OF            VALUE
                                                  CONTRACTS         (000)
                                                  ---------        -------
PUT OPTIONS WRITTEN
(Notes 2 and 3)

Russell 2000-Registered Trademark- Index
  Mar 310 (a)                                           130         $   72
                                                                    ------

Total liability for options written
  (premiums received $78)(***)
                                                                    $   72
                                                                    ------
                                                                    ------



(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $3,250 were held as collateral by the custodian in connection with options written and futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

26 Equity II Fund

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS,
 Investments at market (identified cost $240,166,098)(Note 2).  $ 278,506,840
 Receivables:
   Dividends and interest.....................................        402,413
   Investments sold...........................................      4,599,050
   Fund shares sold...........................................      1,126,352
   Daily variation margin on futures contracts (Notes 2 and 3)         43,844
                                                                -------------
                                                                  284,678,499

LIABILITIES
 Payables:
   Investments purchased.........................  $ 4,604,479
   Fund shares redeemed..........................      161,953
   Accrued bookkeeping service fees (Note 4).....        4,759
   Accrued management fees (Note 4)..............      177,770
   Accrued transfer agent fees (Note 4)..........       20,558
   Other accrued expenses and payables...........       71,533
 Options written, at market value
   (premiums received $77,607)(Notes 2 and 3)....       71,500      5,112,552
                                                   -----------  -------------

NET ASSETS.......................................               $ 279,565,947
                                                                -------------
                                                                -------------

NET ASSETS CONSIST OF:
 Undistributed net investment income..........................  $     179,756
 Accumulated net realized gain (loss).........................      6,219,359
 Unrealized appreciation (depreciation) on:
   Investments................................................     38,340,740
   Futures contracts..........................................        (69,525)
   Options written............................................          6,107
 Shares of beneficial interest................................         96,795
 Additional paid-in capital...................................    234,792,715
                                                                -------------

NET ASSETS....................................................  $ 279,565,947
                                                                -------------
                                                                -------------

Net asset value, offering and redemption price per share ,
 ($279,565,947 divided by 9,679,528 shares of $.01 par value,
 shares of beneficial interest outstanding)...................        $ 28.88
                                                                -------------
                                                                -------------


The accompanying notes are an integral part of the financial statements.

                                                           Equity II Fund 27

EQUITY II FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
  Dividends...................................................   $  2,465,144
  Dividends from Money Market Fund (Note 5)...................      1,494,861
  Interest....................................................        446,056
                                                                 ------------
                                                                    4,406,061

Expenses (Notes 2 and 4):
  Management fees...............................   $ 1,456,132
  Custodian fees................................       352,831
  Transfer agent fees...........................       140,015
  Bookkeeping service fees......................        20,268
  Professional fees.............................        19,049
  Registration fees.............................        30,058
  Trustees' fees................................         4,364
  Miscellaneous.................................        14,963      2,037,680
                                                   -----------   ------------

Net investment income...........................                    2,368,381
                                                                 ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments.................................................     31,405,903
  Futures contracts...........................................        807,995
  Options written.............................................      2,154,282
Net change in unrealized appreciation or depreciation of:
  Investments.................................................     25,733,658
  Futures contracts...........................................        (69,525)
  Options written.............................................       (511,087)
                                                                -------------

Net gain (loss) on investments................................     59,521,226

Net increase (decrease) in net assets resulting from operations  $ 61,889,607
                                                                -------------
                                                                -------------


The accompanying notes are an integral part of the financial statements.

28 Equity II Fund

EQUITY II FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years ended December 31,


                                                      1995           1994
                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income........................  $   2,368,381  $   2,702,405
  Net realized gain (loss) from:
    Investments................................     31,405,903        189,908
    Futures contracts..........................        807,995             --
    Options written............................      2,154,282        378,412
  Net change in unrealized appreciation
   or depreciation of:
    Investments................................     25,733,658     (7,895,169)
    Futures contracts..........................        (69,525)            --
    Options written                                   (511,087)       302,629
                                                 -------------   ------------

Net increase (decrease) in net assets
   resulting from operations...................     61,889,607     (4,321,815)

Distributions to shareholders:
  Net investment income........................     (2,492,894)    (2,305,128)
  Net realized gain on investments.............    (26,029,358)    (1,119,102)
  In excess of net realized gain on investments        --          (3,032,617)
Increase (decrease) in net assets from
   Fund share transactions.....................     43,221,134     42,334,732
                                                 -------------  -------------

INCREASE (DECREASE) IN NET ASSETS..............     76,588,489     31,556,070
Net assets at beginning of year................    202,977,458    171,421,388
                                                 -------------  -------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $179,756 and $85,930, respectively).......  $ 279,565,947  $ 202,977,458
                                                 -------------  -------------
                                                 -------------  -------------




FUND SHARE TRANSACTIONS           1995                         1994
                        -------------------------    ------------------------
                          SHARES        AMOUNT         SHARES        AMOUNT
                        ----------  -------------    ----------  ------------

Fund Shares Sold......   3,638,096  $ 101,842,162     3,105,721  $ 79,232,323
Fund Shares Issued to
 Shareholders in
 Reinvestments of
 Distributions........     938,560     26,562,853       231,579     5,793,421
Fund Shares Redeemed..  (3,015,897)   (85,183,881)   (1,666,677)  (42,691,012)
                        ----------  -------------    ----------  ------------

Net Increase (Decrease)  1,560,759  $  43,221,134     1,670,623  $ 42,334,732
                        ----------  -------------    ----------  ------------
                        ----------  -------------    ----------  ------------


The accompanying notes are an integral part of the financial statements.

                                                           Equity II Fund 29

EQUITY II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.


                                      1995     1994     1993     1992     1991
                                     ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR.  $25.00   $26.58   $27.71   $26.32   $19.24
                                     ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.............     .27      .36      .32      .30      .41
 Net realized and unrealized
  gain (loss) on investments.......    6.80     (.86)    3.97     3.13     7.65
                                     ------   ------   ------   ------   ------

 Total Income From Investment
  Operations.......................    7.07     (.50)    4.29     3.43     8.06
                                     ------   ------   ------   ------   ------

LESS DISTRIBUTIONS:
 Net investment income.............    (.29)    (.31)    (.31)    (.30)    (.41)
 Net realized gain on investments..   (2.90)    (.21)   (4.72)   (1.74)    (.57)
 In excess of net realized
  gain on investments..............      --     (.56)    (.39)      --       --
                                     ------   ------   ------   ------   ------

 Total Distributions...............   (3.19)   (1.08)   (5.42)   (2.04)    (.98)
                                     ------   ------   ------   ------   ------

NET ASSET VALUE, END OF YEAR.......  $28.88   $25.00   $26.58   $27.71   $26.32
                                     ------   ------   ------   ------   ------
                                     ------   ------   ------   ------   ------

TOTAL RETURN (%)(a)................   28.67    (2.60)   16.70    13.31    42.40

RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses to average
  net assets (a)...................     .83      .23      .34      .32      .37
 Net investment income to average
  net assets (a)...................     .97     1.46     1.14     1.10     1.79
 Portfolio turnover................   89.31    58.04    87.25    43.33    42.16
 Net assets, end of year
  ($000 omitted)..................  279,566  202,977  171,421  120,789  101,206



(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.

30 Equity II Fund

EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                               [GRAPH]
                         GROWTH OF A $10,000
                              INVESTMENT


    YEARLY PERIODS                                 RUSSELL 2500
    ENDED DECEMBER 31          EQUITY II      -REGISTERED TRADEMARK-**
    -----------------          ---------      ------------------------
    Inception*                 $10,000                  $10,000
    1986                       $11,017                  $11,198
    1987                       $12,153                  $10,674
    1988                       $14,004                  $13,100
    1989                       $17,453                  $15,645
    1990                       $14,876                  $13,317
    1991                       $21,184                  $19,537
    1992                       $24,003                  $22,699
    1993                       $28,012                  $26,453
    1994                       $27,284                  $26,173
    1995                       $35,105                  $34,471



Equity II Fund


PERIODS ENDED      GROWTH OF           TOTAL
  12/31/95          $10,000            RETURN
-------------      ---------           ------
1 Year             12,867              28.67%
5 Years            23,598              18.73%***
10 Years           35,105              13.37%***

Russell 2500-TM- Index

PERIODS ENDED      GROWTH OF           TOTAL
12/31/95           $10,000             RETURN
-------------      ---------           ------

1 Year             13,170              31.70%
5 Years            25,884              20.95%***
10 Years           34,471              13.17%***


*   Assumes initial investment on January 1, 1986.

** Russell 2500 Index is composed of the bottom 500 stocks in the Russell 1000-Registered Trademark- Index and all the stocks in the Russell 2000-Registered Trademark- Index. The largest security in this index has a market capitalization of about $1.3 billion.

*** Annualized.

EQUITY II FUND returned 28.7% during 1995, trailing the Russell 2500-TM-Index return of 31.7%. The portfolio was managed in a manner consistent with its objective to maximize total return, primarily through capital appreciation, by assuming a higher level of volatility than is ordinarily expected from the Equity I Fund.

The year was a difficult one for small cap investors relative to the strong gains of large cap stocks. Although the financial services, technology, and health care sectors of the Russell 2500-TM- all posted returns in excess of 40% for the year, their performance came in bursts with strong rotations throughout the year. Good technology stock selection added significant value but was eclipsed by other factors. The Fund's balance of Value and Growth investment styles was a marked disadvantage, given the outperformance of stocks of small, rapidly growing companies during the year. A slightly smaller cap orientation than the index also negatively impacted returns due to the market's favor for large company stocks. The market's rotation to defensive sectors (health care, energy, and utilities) in the latter part of the year also detracted from the Fund's performance.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                           Equity II Fund 31

EQUITY III FUND
STATEMENT OF NET ASSETS
December 31, 1995

                                                          NUMBER              MARKET
                                                            OF                 VALUE
                                                          SHARES               (000)
                                                       ------------         -----------
COMMON STOCKS - 96.1%
BASIC INDUSTRIES - 8.6%
Air Products & Chemicals, Inc.                               11,800         $       622
AK Steel Holding Corp.                                        6,500                 223
Alumax, Inc. (a)                                             18,800                 576
Aluminum Co. of America                                       7,500                 397
ASARCO, Inc.                                                 30,000                 960
Bethlehem Steel Corp. (a)                                    45,300                 634
Boise Cascade Corp.                                          27,000                 935
Champion International Corp.                                  6,300                 265
Crown Vantage, Inc. (a)                                       1,340                  18
Cyprus Amax Minerals Co.                                     36,050                 942
Dow Chemical Co.                                             43,900               3,089
du Pont (E.I.) de Nemours & Co.                               7,300                 510
Eastman Chemical Co.                                          6,700                 420
Federal Paper Board, Inc.                                    18,300                 949
Goodrich (B.F.) Co.                                          19,800               1,349
Great Lakes Chemical Corp.                                   20,200               1,454
International Paper Co.                                      45,600               1,727
James River Corp. of Virginia                                18,400                 444
Methanex Corp. (a)                                           45,500                 333
Potlatch Corp.                                               13,600                 544
Reynolds Metals Co.                                          20,200               1,144
Union Carbide Corp.                                           6,200                 233
USX-U.S. Steel Group                                         30,700                 944
Wellman, Inc.                                                 8,800                 200
Willamette Industries, Inc.                                   6,500                 363
                                                                            -----------
                                                                                 19,275
                                                                            -----------
CAPITAL GOODS - 3.1%
AGCO Corp.                                                   13,500                 689
Ball Corp.                                                    7,000                 193
Caterpillar, Inc.                                             5,000                 294
Cummins Engine Co., Inc.                                     32,000               1,184
Deere & Co.                                                  13,200                 465
General Electric Co.                                         26,800               1,930
Harnischfeger Industries, Inc.                               11,500                 382
Johnson Controls, Inc.                                       11,300                 777
Tecumseh Products Co. Class A                                 7,700                 398
Timken Co.                                                    9,600                 367
Varity Corp. (a)                                              7,700                 285
                                                                            -----------
                                                                                  6,964
                                                                            -----------
CONSUMER BASICS - 10.1%
Allergan, Inc.                                                7,900                 257
American Stores Co.                                          72,600               1,942
Archer-Daniels-Midland Co.                                  110,150               1,983
Bausch & Lomb, Inc.                                          11,900                 472
Bergen Brunswig Corp. Class A                                16,000                 398
Black & Decker Corp.                                         11,600                 409
Bristol-Myers Squibb Co.                                     33,500               2,877
Columbia/HCA Healthcare Corp.                                23,500               1,193
Community Psychiatric Centers                                32,700                 401
Dial Corp. (The)                                             38,200               1,132
Hanson PLC - ADR                                             47,800                 729
IBP, Inc.                                                    19,400                 980
McKesson Corp.                                               12,900                 653
Philip Morris Cos., Inc.                                     21,500               1,946
RJR Nabisco Holdings Corp.                                   41,780               1,290
Sara Lee Corp.                                               42,600               1,358
Schering-Plough Corp.                                        20,900               1,144
Tenet Healthcare Corp. (a)                                   42,200                 876
U.S. Surgical Corp.                                          16,300                 348
United Healthcare Corp.                                      12,600                 824
Warner-Lambert Co.                                           14,500               1,407
                                                                            -----------
                                                                                 22,619
                                                                            -----------
CONSUMER DURABLES - 3.5%
Federal-Mogul Corp.                                          30,900                 606
Ford Motor Co.                                               34,200                 992
General Motors Corp.                                         83,500               4,415
PACCAR, Inc.                                                 18,700                 785
Whirlpool Corp.                                              20,300               1,082
                                                                            -----------
                                                                                  7,880
                                                                            -----------
CONSUMER NON-DURABLES - 4.8%
Anheuser-Busch Cos., Inc.                                    21,900               1,465
Burlington Coat Factory Warehouse Corp. (a)                  10,600                 109
Burlington Industries, Inc. (a)                              54,700                 718
CML Group, Inc.                                              45,300                 232
Dayton Hudson Corp.                                          23,800               1,785
Melville Corp.                                               19,100                 587
Michaels Stores, Inc. (a)                                    19,400                 267
Penney (J.C.) Co., Inc.                                      15,000                 714
Pier 1 Imports, Inc.                                         36,300                 413
Price Costco, Inc. (a)                                       37,000                 564
Reebok International, Ltd.                                    8,200                 232
Sears Roebuck & Co.                                          23,800                 928
SuperValu, Inc.                                              64,700               2,038
Toys "R" Us, Inc. (a)                                        29,900                 650
                                                                            -----------
                                                                                 10,702
                                                                            -----------

                                                             Equity III Fund 33

STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                                          NUMBER              MARKET
                                                            OF                 VALUE
                                                          SHARES               (000)
                                                       ------------         -----------
CONSUMER SERVICES - 0.7%
AMR Corp. (a)                                                12,200         $       906
Brinker International, Inc.  (a)                             43,800                 662
                                                                            -----------
                                                                                  1,568
                                                                            -----------
ENERGY - 12.8%
Amerada Hess Corp. NPV                                       12,300                 652
Amoco Corp.                                                  23,400               1,682
Atlantic Richfield Co.                                       18,700               2,071
British Petroleum Co. PLC - ADR                               9,362                 956
Castle Energy Corp. New (a)                                   7,600                  64
Chevron Corp.                                                25,100               1,318
Diamond Shamrock, Inc.                                       16,200                 419
Exxon Corp.                                                  19,600               1,570
Haliburton Co.                                                4,600                 233
Helmerich & Payne, Inc.                                       7,800                 232
Kerr-McGee Corp.                                              9,900                 629
LTV Corp. New (a)                                            43,900                 604
Mobil Corp.                                                  38,800               4,346
Murphy Oil Corp.                                             22,900                 950
NorAm Energy Corp.                                           51,700                 459
Norsk Hydro AS - ADR                                          8,400                 352
Questar Corp.                                                18,300                 613
Repsol - ADR                                                 21,200                 697
Royal Dutch Petroleum Co. - ADR                              10,100               1,425
Tenneco, Inc.                                                41,600               2,064
Texaco, Inc.                                                 27,000               2,120
Total Co. SA - ADR                                           24,000                 816
Unocal Corp.                                                 24,200                 705
USX-Marathon Group                                           76,000               1,482
Valero Energy Corp.                                          32,800                 803
YPF Sociedad Anonima Class D - ADR                           53,500               1,156
                                                                            -----------
                                                                                 28,418
                                                                            -----------
FINANCE - 18.3%
Aetna Life & Casualty Co.                                    11,400                 789
Allstate Corp.                                               22,031                 906
AMBAC, Inc.                                                  17,500                 820
American General Corp.                                       49,700               1,733
Banc One Corp.                                               19,400                 732
Bank of New York Co., Inc.                                   18,200                 887
BankAmerica Corp.                                            55,400               3,587
Bankers Trust New York Corp.                                 23,100               1,536
Barnett Banks, Inc.                                          18,200               1,074
Beneficial Corp.                                             12,800                 597
Central Fidelity Banks, Inc.                                 20,600                 654
Chase Manhattan Corp.                                        15,500                 940
Chemical Banking Corp.                                       35,700               2,097
Chubb Corp. (The)                                            15,700               1,519
Citicorp                                                     26,200               1,762
CoreStates Financial Corp.                                   41,600               1,576
Countrywide Credit Industries, Inc.                          51,100               1,111
Dean Witter, Discover & Co.                                  26,700               1,255
Federal National Mortgage Association                        15,900               1,974
First Bank System, Inc.                                      28,300               1,404
First Chicago NBD Corp.                                      35,291               1,394
First Colony Corp.                                           14,700                 373
Fleet Financial Group, Inc.                                  19,896                 811
Golden West Financial Corp.                                  12,500                 691
Great Western Financial Corp.                                29,500                 752
Life Re Corp.                                                22,900                 573
Loews Corp.                                                   2,800                 219
Mid Ocean, Ltd.                                              25,900                 949
NationsBank Corp.                                            23,100               1,608
North American Mortgage Co.                                   4,500                  96
Old Republic International Corp.                             23,200                 824
Paine Webber Group, Inc.                                     19,400                 388
PNC Bank Corp.                                               24,200                 780
Prudential Reinsurance Holdings, Inc.                        22,000                 514
Reliance Group Holdings, Inc.                                45,900                 396
Southern National Corp.                                      39,400               1,034
St. Paul Cos., Inc.                                           3,200                 178
TIG Holdings, Inc.                                           25,100                 715
UNUM Corp.                                                   13,900                 765
USF & G Corp.                                                37,900                 641
                                                                            -----------
                                                                                 40,654
                                                                            -----------
GENERAL BUSINESS - 1.9%
ADT, Ltd. (a)                                                61,200                 918
American Greetings Corp. Class A                              8,800                 243
Comdisco, Inc.                                               18,750                 424
Comsat Corp. Series 1                                        22,600                 421
McGraw-Hill, Inc.                                             4,500                 392
New York Times Co. Class A                                   22,700                 672
Ogden Corp.                                                  22,100                 472
Tribune Co.                                                  10,500                 643
                                                                            -----------
                                                                                  4,185
                                                                            -----------
MISCELLANEOUS - 1.6%
Chelsea GCA Realty, Inc.                                     10,300                 309
Colonial Properties Trust                                    17,100                 436
Geon Co.                                                     34,400                 839
Irvine Apartment Communities, Inc.                           30,700                 591

34  Equity III Fund

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                          NUMBER              MARKET
                                                            OF                 VALUE
                                                          SHARES               (000)
                                                       ------------         -----------
Macerich Co.                                                 23,000         $       460
PXRE Corp.                                                   14,200                 376
South West Property Trust, Inc.                              13,300                 180
Stolt-Nielsen SA                                              9,600                 274
                                                                            -----------
                                                                                  3,465
                                                                            -----------
SHELTER - 1.2%
Kaufman & Broad Home Corp.                                   22,600                 336
Lafarge Coppee                                               14,500                 272
Louisiana Pacific Corp.                                      29,300                 711
Weyerhaeuser Co.                                             28,900               1,250
                                                                            -----------
                                                                                  2,569
                                                                            -----------
TECHNOLOGY - 7.3%
Advanced Micro Devices, Inc.                                 26,000                 429
Apple Computer, Inc.                                         12,500                 397
Augat, Inc.                                                  18,700                 320
Boeing Co.                                                   22,500               1,763
Coltec Industries, Inc. (a)                                  20,300                 236
COMPAQ Computer Corp. (a)                                    13,100                 629
Data General Corp. (a)                                       35,600                 490
Hewlett-Packard Co.                                          11,600                 972
Intel Corp.                                                  23,400               1,328
International Business Machines Corp.                        42,500               3,899
Kaman Corp. Class A                                          15,600                 172
Northrop Grumman Corp.                                       20,500               1,312
Pitney Bowes, Inc.                                            3,200                 150
Raytheon Co.                                                 17,000                 803
Seagate Technology (a)                                       17,100                 812
Storage Technology Corp. (a)                                 36,000                 860
Sundstrand Corp.                                              3,100                 218
TRW, Inc.                                                     2,500                 194
United Technologies Corp.                                    12,900               1,223
                                                                            -----------
                                                                                 16,207
                                                                            -----------

TRANSPORTATION - 2.6%
Conrail, Inc.                                                20,300               1,421
CSX Corp.                                                    32,800               1,497
Federal Express Corp. (a)                                    19,400               1,433
GATX Corp.                                                    8,800                 428
Ryder System, Inc.                                           37,900                 938
                                                                            -----------
                                                                                  5,717
                                                                            -----------

UTILITIES - 19.6%
AT&T Corp.                                                    9,500                 615
BCE, Inc.                                                    63,200               2,180
BellSouth Corp.                                              30,400               1,322
Boston Edison Co.                                            23,900                 705
CINergy Corp.                                                12,900                 395
Detroit Edison Co.                                           21,900                 756
Dominion Resources, Inc.                                     26,900               1,110
Entergy Corp.                                                51,700               1,512
Equitable Resources, Inc.                                    22,800                 713
FPL Group, Inc.                                              18,400                 853
General Public Utilities Corp.                               72,200               2,455
GTE Corp.                                                    82,800               3,643
MCI Communications Corp.                                     48,100               1,257
New England Electric System                                  21,900                 868
New York State Electric & Gas Corp.                          20,900                 541
Niagara Mohawk Power Corp.                                   65,700                 632
Northeast Utilities                                          49,900               1,216
NYNEX Corp.                                                  56,700               3,062
Pacific Enterprises                                           4,500                 127
Pacific Gas & Electric Co.                                   45,900               1,302
Pacific Telesis Group                                       104,100               3,500
PacifiCorp.                                                  20,600                 438
PP&L Resources, Inc.                                         29,100                 728
Public Service Enterprise Group, Inc.                        21,800                 668
Rochester Gas & Electric Corp.                               10,800                 244
SCE Corp.                                                   116,600               2,070
Sprint Corp.                                                 94,800               3,780
Texas Utilities Co.                                          79,200               3,257
U.S. West, Inc.                                              54,600               1,952
Unicom Corp.                                                 54,400               1,781
                                                                            -----------
                                                                                 43,682
                                                                            -----------

TOTAL COMMON STOCKS
(cost $186,042)                                                                 213,905
                                                                            -----------
CONVERTIBLE PREFERRED STOCK - 0.4%
Atlantic Richfield Co.                                       33,300                 783
                                                                            -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $825)                                                                         783
                                                                            -----------

                                                             Equity III Fund 35


STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                        PRINCIPAL              MARKET
                                                         AMOUNT                 VALUE
                                                          (000)                 (000)
                                                       ------------         -----------
LONG-TERM INVESTMENTS - 0.8%
AMR Corp. (conv.)
   6.125% due 11/01/24                                 $      1,080         $     1,126
Unisys Corp. (Conv.)
   8.250% due 08/01/00                                          885                 788
                                                                            -----------
TOTAL LONG-TERM INVESTMENTS
(cost $1,883)                                                                     1,914
                                                                            -----------
SHORT-TERM INVESTMENTS - 0.7%
Frank Russell Investment Company
   Money Market Fund, due on demand (b)                       1,583               1,583
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,583)                                                                     1,583
                                                                            -----------
TOTAL INVESTMENTS
(identified cost $190,333)(c) - 98.0%                                           218,185

OTHER ASSETS AND LIABILITIES,
NET - 2.0%                                                                        4,356
                                                                            -----------
NET ASSETS - 100.0%                                                         $   222,541
                                                                            -----------
                                                                            -----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $190,842 and net unrealized appreciation for all securities was $27,343. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,652 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,309.

                                                                           UNREALIZED
                                                         NUMBER            APPRECIATION
                                                           OF             (DEPRECIATION)
                                                        CONTRACTS              (000)
                                                       ------------       --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
   expiration date 03/96                                         7        $          (7)
                                                                          --------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased (***)                                              $          (7)
                                                                          --------------
                                                                          --------------

(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $3,500 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.

        The accompanying notes are an integral part of the financial statements.

36 Equity III Fund

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
   Investments at market (identified cost $190,332,732) (Note 2)...................... $218,184,814
   Receivables:
      Dividends and interest..........................................................      841,994
      Investments sold................................................................    4,171,648
      Fund shares sold................................................................      509,972
      Daily variation margin on futures contracts (Notes 2 and 3).....................       11,097
                                                                                       ------------
                                                                                        223,719,525
LIABILITIES
   Payables:
      Investments purchased........................................... $934,097
      Fund shares redeemed............................................   63,369
      Accrued bookkeeping service fees (Note 4).......................    3,000
      Accrued management fees (Note 4)................................  114,827
      Accrued transfer agent fees (Note 4)............................   16,653
      Other accrued expenses and payables.............................   47,047           1,178,993
                                                                       --------        ------------

NET ASSETS............................................................................ $222,540,532
                                                                                       ------------
                                                                                       ------------

NET ASSETS CONSIST OF:
   Undistributed net investment income................................................ $     29,502
   Accumulated net realized gain (loss)...............................................    4,575,413
   Unrealized appreciation (depreciation) on:
      Investments.....................................................................   27,852,284
      Futures contracts...............................................................       (6,800)
   Shares of beneficial interest......................................................       76,457
   Additional paid-in capital.........................................................  190,013,676
                                                                                       ------------
NET ASSETS............................................................................ $222,540,532
                                                                                       ------------
                                                                                       ------------
Net asset value, offering and redemption price per share
   ($222,540,532 divided by 7,645,686 shares of $.01 par value
   shares of beneficial interest outstanding).........................................       $29.11
                                                                                       ------------
                                                                                       ------------

        The accompanying notes are an integral part of the financial statements.

                                                              Equity III Fund 37

EQUITY III FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
   Dividends.......................................................................... $  6,214,479
   Dividends from Money Market Fund (Note 5)..........................................      509,009
   Interest...........................................................................      421,348
                                                                                       ------------
                                                                                          7,144,836
Expenses (Notes 2 and 4):
   Management fees.................................................... $945,888
   Custodian fees.....................................................  182,500
   Transfer agent fees................................................  116,720
   Bookkeeping service fees...........................................   12,000
   Professional fees..................................................   17,172
   Registration fees..................................................   18,259
   Trustees' fees.....................................................    4,352
   Miscellaneous......................................................   13,727           1,310,618
                                                                       --------        ------------
Net investment income.................................................................    5,834,218
                                                                                       ------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments........................................................................   23,476,461
   Futures contracts..................................................................      660,171
   Options written....................................................................      770,438
Net change in unrealized appreciation or depreciation of:
   Investments........................................................................   30,571,095
   Futures contracts..................................................................       (6,800)
   Options written....................................................................      (96,288)
                                                                                       ------------
Net gain (loss) on investments........................................................   55,375,077
                                                                                       ------------
Net increase (decrease) in net assets resulting from operations....................... $ 61,209,295
                                                                                       ------------
                                                                                       ------------

        The accompanying notes are an integral part of the financial statements.

38 Equity III Fund

EQUITY III FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                          1995             1994
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income............................................. $  5,834,218     $  6,207,725
   Net realized gain (loss) from:
      Investments....................................................   23,476,461       13,351,739
      Futures contracts..............................................      660,171               --
      Options written................................................      770,438          442,659
   Net change in unrealized appreciation or depreciation of:
      Investments....................................................   30,571,095      (17,624,466)
      Futures contracts..............................................       (6,800)              --
      Options written................................................      (96,288)          27,529
                                                                      ------------     ------------
Net increase (decrease) in net assets resulting from operations......   61,209,295        2,405,186

Distributions to shareholders:
   Net investment income.............................................   (5,956,213)      (6,118,015)
   Net realized gain on investments..................................  (20,008,945)     (14,198,014)
   In excess of net realized gain on investments.....................           --         (765,734)
Increase (decrease) in net assets from Fund share transactions.......    9,489,136       14,853,656
                                                                      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS....................................   44,733,273       (3,822,921)
Net assets at beginning of year......................................  177,807,259      181,630,180
                                                                      ------------     ------------
NET ASSETS AT END OF YEAR
   (including undistributed net investment income
   of $29,502 and $151,457, respectively)............................ $222,540,532     $177,807,259
                                                                      ------------     ------------
                                                                      ------------     ------------


FUND SHARE TRANSACTIONS

                                                     1995                            1994
                                           --------------------------     ---------------------------
                                            SHARES          AMOUNT          SHARES          AMOUNT
                                          ----------      -----------     ----------      -----------
Fund shares sold.........................  1,995,925      $55,610,295      1,755,472      $46,981,185
Fund shares issued to shareholders
 in reinvestments of distributions.......    841,738       24,119,117        793,254       19,533,671
Fund shares redeeme...................... (2,546,275)     (70,240,276)    (1,910,090)     (51,661,200)
                                          ----------      -----------     ----------      -----------
Net increase (decrease)..................    291,388      $ 9,489,136        638,636      $14,853,656
                                          ----------      -----------     ----------      -----------
                                          ----------      -----------     ----------      -----------

        The accompanying notes are an integral part of the financial statements.

                                                              Equity III Fund 39

EQUITY III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                 1995     1994     1993     1992      1991
                                                                -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR............................  $ 24.18  $ 27.05  $ 26.75  $ 27.08  $ 23.30
                                                                -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income......................................      .82      .93      .89      .98     1.08
   Net realized and unrealized gain (loss) on investments.....     7.73     (.85)    2.99     2.24     5.21
                                                                -------  -------  -------  -------  -------
   Total Income From Investment Operations....................     8.55      .08     3.88     3.22     6.29
                                                                -------  -------  -------  -------  -------
LESS DISTRIBUTIONS:
   Net investment income......................................     (.83)    (.91)    (.90)    (.99)   (1.07)
   In excess of net investment income.........................       --       --     (.00)      --       --
   Net realized gain on investments...........................    (2.79)   (1.94)   (2.68)   (2.56)   (1.44)
   In excess of net realized gain on investments..............       --     (.10)      --       --       --
                                                                -------  -------  -------  -------  -------
   Total Distributions........................................    (3.62)   (2.95)   (3.58)   (3.55)   (2.51)
                                                                -------  -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR..................................  $ 29.11  $ 24.18  $ 27.05  $ 26.75  $ 27.08
                                                                -------  -------  -------  -------  -------
                                                                -------  -------  -------  -------  -------
TOTAL RETURN (%)(a)...........................................    35.96     1.16    14.95    12.30    27.86

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average net assets (a)...............      .65      .17      .16      .20      .25
   Net investment income to average net assets (a)............     2.90     3.39     3.09     3.57     4.05
   Portfolio turnover.........................................   103.40    85.92    76.77    84.56    56.99
   Net assets, end of year ($000 omitted).....................  222,541  177,807  181,630  166,782  138,076

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

40 Equity III Fund

EQUITY III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                       [GRAPH]
            GROWTH OF A $10,000 INVESTMENT



 YEARLY PERIODS                           RUSSELL 1000
ENDED DECEMBER 31     EQUITY III  -REGISTERED TRADEMARK- VALUE **
-----------------     ----------  -------------------------------
   Inception*           $10,000                 $10,000
     1986               $11,474                 $11,998
     1987               $11,304                 $12,058
     1988               $13,813                 $14,850
     1989               $17,690                 $18,591
     1990               $16,677                 $17,088
     1991               $21,324                 $21,292
     1992               $23,946                 $24,233
     1993               $27,525                 $28,625
     1994               $27,844                 $28,056
     1995               $37,858                 $38,815

Equity III Fund

PERIODS ENDED    GROWTH OF    TOTAL
  12/31/95        $10,000     RETURN
-------------    ---------   --------
1 Year            $13,596      35.96%
5 Years           $22,701      17.81%***
10 Years          $37,858      14.23%***

Russell 1000-Registered Trademark- Value Index

PERIODS ENDED    GROWTH OF    TOTAL
  12/31/95        $10,000     RETURN
-------------    ---------   --------
1 Year            $13,835     38.35%
5 Years           $22,715     17.83%***
10 Years          $38,815     14.53%***

  *  Assumes initial investment on January 1, 1986.
 ** Russell 1000-Registered Trademark- Value Index includes stocks from the Russell 1000-Registered Trademark- Index with a less than average growth orientation. The Index represents the universe of stocks from which most Value money managers typically select.
***  Annualized.


EQUITY III FUND returned 36% during 1995, trailing the Russell 1000-Registered Trademark- Value Index return of 38.4%. The portfolio was managed in a manner consistent with its objective to provide exposure to the value style of investing, utilizing common stocks that typically allow for a higher level of dividend income than the broader market. The fund employs a multi-style, multi-manager strategy wherein companies whose market prices are low relative to earnings are found particularly attractive. Beyond that, the criteria may vary. Some managers focus on yield while others concentrate on low price-to-book ratios.

The fund trailed the index for the year, but despite its weak showing in the fourth quarter, finished ahead of the average Value manager. This year it was particularly difficult for the fund to keep pace with the index, given the dominance of large cap stocks. The slowing of the economy also had a negative impact on the fund's cyclical holdings. Other sources of performance gains and shortfalls were examples of the sector rotation-driven nature of the market. Strong gains from good technology stock selection early in the year were overshadowed by weak returns in the fourth quarter attributable to underweighted positions in utilities and energy-related issues.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                            Equity III Fund 41

EQUITY Q FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
COMMON STOCKS - 95.0%
BASIC INDUSTRIES - 6.3%
Air Products & Chemicals, Inc.                           11,100      $    586
Albemarle Corp.                                           5,300           103
Allegheny Ludlum Corp.                                    7,700           142
Aluminum Co. of America                                  33,200         1,755
Arco Chemical Co.                                         9,700           472
Boise Cascade Corp.                                      33,100         1,146
Bowater, Inc.                                             2,900           103
Cabot Corp.                                              30,900         1,665
Carpenter Technology Corp.                               12,500           514
Champion International Corp.                             57,400         2,411
Consolidated Papers, Inc.                                   700            39
Crown Cork & Seal Co., Inc. (a)                          15,900           664
Dow Chemical Co.                                         65,200         4,588
du Pont (E.I.) de Nemours & Co.                          40,600         2,837
Eastern Enterprises, Inc.                                14,600           515
Eastman Chemical Co.                                     17,525         1,098
Engelhard Corp.                                          19,300           420
Federal Paper Board, Inc.                                37,300         1,935
Freeport McMoRan Copper &
  Gold, Inc. Class B                                     22,100           622
Georgia Gulf Corp.                                        2,700            83
Goodrich (B.F.) Co.                                       1,300            89
IMC Global, Inc.                                         31,900         1,304
Inland Steel Industries, Inc.                             5,400           136
International Paper Co.                                  49,500         1,875
James River Corp. of Virginia                             8,600           207
Kimberly-Clark Corp.                                        100             8
Lyondell Petrochemical Co.                                4,300            98
Mead Corp.                                                5,600           293
Minnesota Mining &
  Manufacturing Co.                                         200            13
Monsanto Co.                                             13,600         1,666
Nucor Corp.                                              11,700           668
Phelps Dodge Corp.                                       23,700         1,475
Pope & Talbot, Inc.                                       6,300            83
PPG Industries, Inc.                                     34,200         1,565
Praxair, Inc.                                            18,700           629
Premark International, Inc.                               5,700           289
Reynolds Metals Co.                                       7,400           419
Rohm & Haas Co.                                           3,800           245
Temple-Inland, Inc.                                      24,800         1,094
Texas Industries, Inc.                                   18,100           959
Union Carbide Corp.                                      65,600         2,460
USX-U.S. Steel Group                                        200             6
Wellman, Inc.                                            11,000           250
Westvaco Corp.                                           16,500           458
Willamette Industries, Inc.                               7,500           420
Worthington Industries, Inc.                             18,600           385
                                                                     --------
                                                                       38,792
                                                                     --------
CAPITAL GOODS - 6.1%
Alliance Semiconductor Corp.                              2,500            28
Ametek, Inc.                                                100             2
Arrow Electronics, Inc. (a)                              14,400           621
Atmel Corp.                                              25,800           571
Boston Scientific Corp. (a)                              20,600         1,009
Browning-Ferris Industries, Inc.                         37,500         1,106
Caterpillar, Inc.                                        16,200           952
Cooper Industries, Inc.                                   9,700           356
Cummins Engine Co., Inc.                                  1,200            44
Dover Corp.                                              90,900         3,352
Duracell International, Inc.                             10,600           549
Duriron Co., Inc.                                        15,599           363
Emerson Electric Co.                                     18,900         1,545
Exide Corp.                                               3,900           179
Fluor Corp.                                              13,900           917
General Electric Co.                                    146,400        10,541
General Signal Corp.                                      3,500           113
Grainger (W.W.), Inc.                                     3,600           239
Harnischfeger Industries, Inc.                           17,900           595
Harsco Corp.                                              9,000           523
Ingersoll-Rand Co.                                        9,100           320
ITT Industries, Inc.                                     21,400           514
Johnson Controls, Inc.                                   20,800         1,430
Kaydon Corp.                                              5,500           167
Kennametal, Inc.                                          8,100           257
Litton Industries, Inc. (a)                              49,300         2,194
Measurex Corp.                                            1,600            45
Millipore Corp.                                             200             8
National Service Industries, Inc.                        34,200         1,107
Novellus Systems, Inc. (a)                               11,200           605
Parker-Hannifin Corp.                                    32,300         1,106
Pentair, Inc.                                             5,500           274
Raychem Corp.                                            23,900         1,359
Tecumseh Products Co. Class A                            28,700         1,485
TRINOVA Corp.                                             1,400            40
Tyco International, Ltd.                                 28,100         1,001
Varity Corp. (a)                                         32,000         1,188
Wheelabrator Technologies, Inc.                          13,600           228
WMX Technologies, Inc.                                   22,400           670
                                                                     --------
                                                                       37,603
                                                                     --------
CONSUMER BASICS - 18.5%
Abbott Laboratories NPV                                  61,100         2,551
ALZA Corp. (a)                                            9,100           225
American Home Products Corp.                             35,800         3,473
Amgen, Inc.                                               1,900           113
Apria Healthcare Group, Inc.                              6,000           170
Archer-Daniels-Midland Co.                              114,625         2,063

                                                               Equity Q Fund  43


EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------       -------
Bausch & Lomb, Inc.                                       7,500      $    297
Baxter International, Inc.                               35,700         1,495
Becton, Dickinson & Co.                                  32,500         2,438
Black & Decker Corp.                                     28,300           998
Bristol-Myers Squibb Co.                                 44,240         3,799
Campbell Soup Co.                                        11,100           666
Cardinal Health, Inc.                                    35,000         1,916
Church and Dwight Co., Inc.                               7,900           146
Coca-Cola Co. (The)                                     100,500         7,462
Coca-Cola Enterprises, Inc.                              72,400         1,937
Colgate-Palmolive Co.                                    13,000           913
Columbia/HCA Healthcare Corp.                            58,300         2,959
ConAgra, Inc.                                            36,108         1,489
CPC International, Inc.                                  26,700         1,832
Dole Food, Inc.                                          12,700           445
Forest Labs, Inc. (a)                                     5,000           226
General Nutrition Companies, Inc.                         7,300           168
Gillette Co.                                              3,600           188
Health Care & Retirement Corp.(a)                        28,200           987
Health Management Associates Class A                      9,300           243
HEALTHSOUTH Rehabilitation Corp.                         66,000         1,922
Heinz (H.J.) Co.                                         54,450         1,804
Hershey Foods Corp.                                      14,100           917
Humana, Inc. (a)                                         21,600           591
IBP, Inc.                                                64,400         3,252
Johnson & Johnson                                        57,200         4,898
Kroger Co. (a)                                           37,600         1,410
Lilly (Eli) & Co.                                        82,300         4,629
Manor Care, Inc.                                          9,200           322
Medtronic, Inc.                                          35,500         1,984
Merck & Co., Inc.                                       120,807         7,943
Nabisco Holdings Corp. Class A                            3,500           114
Nash Finch Co.                                            3,700            66
Outback Steakhouse, Inc. (a)                             22,000           789
PepsiCo, Inc.                                            87,500         4,889
Pfizer, Inc.                                             52,800         3,326
Philip Morris Cos., Inc.                                149,500        13,530
Procter & Gamble Co.                                    108,200         8,981
Quaker Oats Co.                                             200             7
Ralston Purina Co.                                       14,600           911
Rhone Poulenc Rorer, Inc.                                25,700         1,369
Safeway, Inc. New (a)                                    56,400         2,905
Sara Lee Corp.                                           49,700         1,584
Schering-Plough Corp.                                    45,800         2,508
Smith's Food & Drug Centers, Inc.
  Class B                                                11,800           298
Snap-On Tools Corp.                                      14,500           656
Tenet Healthcare Corp. (a)                               25,200           523
United Healthcare Corp.                                  22,500         1,473
Vivra, Inc.                                               4,600           115
Vons Cos., Inc.(a)                                       11,200           315
Warner-Lambert Co.                                       18,500         1,796
                                                                     --------
                                                                      115,026
                                                                     --------
CONSUMER DURABLES - 2.3%
Chrysler Corp.                                           22,000         1,218
Cooper Tire & Rubber Co.                                  5,500           135
Dana Corp.                                               47,400         1,386
Eaton Corp.                                              18,400           987
Echlin, Inc.                                             43,700         1,595
Ford Motor Co.                                           72,300         2,097
General Motors Corp.                                     60,800         3,215
Goodyear Tire & Rubber Co.                               22,100         1,003
La-Z-Boy Chair Co.                                       17,000           525
Leggett & Platt, Inc.                                    17,800           432
Modine Manufacturing Co.                                  3,600            86
National Presto Industries, Inc.                          1,600            64
PACCAR, Inc.                                              4,000           168
Standard Products Co.                                    14,800           261
Whirlpool Corp.                                          14,500           772
                                                                     --------
                                                                       13,944
                                                                     --------
CONSUMER NON-DURABLES - 3.8%
Anheuser-Busch Cos., Inc.                                22,200         1,485
Avon Products, Inc.                                       5,300           399
Circuit City Stores, Inc.                                 8,900           246
Consolidated Stores Corp. (a)                             4,300            94
Coors (Adolph) Co. Class B                                8,900           197
CPI Corp.                                                 3,800            61
Dayton Hudson Corp.                                       4,900           368
Eastman Kodak Co.                                         6,600           442
Fruit of the Loom, Inc. Class A (a)                       8,800           215
Gap, Inc.                                                14,700           617
Home Depot, Inc. (The)                                   11,100           531
International Flavors &
  Fragrances, Inc.                                        9,900           475
Limited, Inc. (The)                                      38,900           676
Longs Drug Stores Corp.                                  24,000         1,149
Lowe's Cos., Inc.                                        12,000           402
Melville Corp.                                           11,200           344
Newell Co.                                               33,700           872
NIKE, Inc. Class B                                       41,300         2,876
Nine West Group, Inc. (a)                                 3,200           120
Office Depot, Inc. (a)                                   65,000         1,284
Penney (J.C.) Co., Inc.                                  20,700           986

44  Equity Q Fund



EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------       -------
Price Costco, Inc. (a)                                   14,500       $   221
Rayonier, Inc.                                            1,300            43
Rite Aid Corp.                                            7,500           257
Ross Stores, Inc.                                        79,100         1,513
Sears Roebuck & Co.                                      42,400         1,654
Springs Industries, Inc.                                    300            12
TJX Cos., Inc.                                            7,400           140
Toys "R" Us, Inc. (a)                                    25,500           555
V.F. Corp.                                               12,500           659
Waban, Inc.(a)                                           22,600           424
Wal-Mart Stores, Inc.                                   193,700         4,333
Warnaco Group, Inc. Class A                               7,300           182
                                                                     --------
                                                                       23,832
                                                                     --------
CONSUMER SERVICES - 2.7%
AMR Corp. (a)                                             5,400           401
Boyd Gaming Corp. (a)                                     4,200            49
Brinker International, Inc.(a)                            5,100            77
Buffets, Inc. (a)                                         6,300            88
Callaway Golf Co.                                        29,400           665
Carnival Corp. Class A                                   15,900           388
Circus Circus Enterprises, Inc. (a)                      13,400           374
Cracker Barrel Old Country Store, Inc.                    6,900           119
Delta Air Lines, Inc.                                    20,600         1,522
Disney (Walt) Co.                                        69,400         4,095
Harrah's Entertainment, Inc.                             10,300           250
International Game Technology                            16,800           183
ITT Corp. New                                            21,400         1,134
King World Productions, Inc. (a)                         51,800         2,014
La Quinta Motor Inns, Inc.                               35,900           983
Marriot International, Inc.                              15,900           608
McDonald's Corp.                                         17,300           781
MGM Grand, Inc. (a)                                         100             2
Mirage Resorts, Inc. (a)                                 17,500           604
Southwest Airlines Co.                                    8,300           192
UAL Corp. (a)                                            13,800         2,462
                                                                     --------
                                                                       16,991
                                                                     --------
ENERGY - 7.5%
Amoco Corp.                                              25,900         1,862
Anadarko Petroleum Corp.                                  4,700           254
Apache Corp.                                              1,900            56
Ashland, Inc.                                             6,300           221
Atlantic Richfield Co.                                   27,600         3,057
Baker Hughes, Inc.                                       33,400           814
Burlington Resources, Inc.                                  100             4
Chevron Corp.                                            64,800         3,402
Cooper Cameron Corp. (a)                                  2,778            99
Dresser Industries, Inc.                                 18,200           444
Exxon Corp.                                             160,200        12,836
FINA, Inc. Class A                                          700            35
Halliburton Co.                                          50,600         2,562
Mobil Corp.                                              34,700         3,886
Murphy Oil Corp.                                            200             8
Occidental Petroleum Corp.                               54,600         1,167
Oryx Energy Co.(a)                                        5,300            71
Parker & Parsley Petroleum Co.                              100             2
Phillips Petroleum Co.                                   24,000           819
Pittston Services Group                                  13,000           408
Royal Dutch Petroleum Co. - ADR                          60,200         8,496
Schlumberger, Ltd.                                          100             7
Sonat Offshore Drilling, Inc.                             9,100           407
Sun Company                                               9,400           257
Tenneco, Inc.                                            30,000         1,489
Texaco, Inc.                                             29,800         2,339
Union Texas Petroleum Holdings, Inc.                      7,000           136
Unocal Corp.                                             24,600           716
Valero Energy Corp.                                      18,100           444
                                                                     --------
                                                                       46,298
                                                                     --------
FINANCE - 15.9%
Aetna Life & Casualty Co.                                 6,400           443
AFLAC, Inc.                                              54,625         2,369
Ahmanson (H.F.) & Co.                                    30,700           814
Allstate Corp.                                           74,079         3,046
AMBAC, Inc.                                               1,400            66
American Express Co.                                      5,400           223
American Financial Group, Inc.                           13,100           401
American General Corp.                                   46,400         1,618
American International Group, Inc.                       28,700         2,655
American National Insurance Co.                           5,600           370
AT&T Capital Corp.                                       10,600           405
Banc One Corp.                                           26,600         1,004
Bank of Boston Corp.                                     19,746           913
Bank of New York Co., Inc.                               76,984         3,753
Bank South Corp.                                          8,200           249
BankAmerica Corp.                                       117,300         7,595
Bankers Life Holding Corp.                               10,200           207
Bankers Trust New York Corp.                              5,400           359
BanPonce Corp.                                            2,000            78
Barnett Banks, Inc.                                      13,100           773
BayBanks, Inc.                                            1,500           147
Bear Stearns Cos., Inc.                                 135,373         2,691
Beneficial Corp.                                          3,500           163
Chase Manhattan Corp.                                    15,300           928

                                                               Equity Q Fund  45


EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
Chemical Banking Corp.                                   40,500      $  2,379
Chubb Corp. (The)                                         4,400           426
CIGNA Corp.                                              15,000         1,549
Citicorp                                                 35,800         2,408
CNA Financial Corp. (a)                                   4,900           556
Comerica, Inc.                                            6,600           265
CoreStates Financial Corp.                                8,200           311
Dean Witter, Discover & Co.                              10,600           498
Edwards (A.G.), Inc.                                     58,900         1,406
Federal National Mortgage Association                    33,500         4,158
First Chicago NBD Corp.                                 129,981         5,134
First Colony Corp.                                        2,600            66
First Fidelity Bancorp New                                6,300           475
First Security Corp.                                     39,500         1,501
First Tennessee National Corp.                            1,700           102
First Union Corp.                                        10,500           584
First USA, Inc.                                          14,000           621
First Virginia Banks, Inc.                                1,300            54
Firstar Corp.                                             4,600           182
Fleet Financial Group, Inc.                              16,900           689
Fleet Financial Group, Inc. New
  1996 Warrants (a)                                         134             2
General Re Corp.                                            400            62
Golden West Financial Corp.                               3,700           204
Great Western Financial Corp.                             9,300           237
Green Tree Financial Corp.                               19,600           517
Greenpoint Financial Corp.                               29,900           792
Horace Mann Educators Corp.                                 200             6
Household International Corp.                            15,300           905
Huntington Bancshares, Inc.                              16,600           394
Integra Financial Corp.                                   6,900           435
ITT Hartford Group, Inc.                                 21,400         1,035
Jefferson-Pilot Corp.                                    15,750           732
Kansas City Life Insurance Co.                              800            42
KeyCorp                                                  14,400           522
Lehman Brothers Holdings, Inc.                           63,900         1,358
Leucadia National Corp.                                     200             5
Lincoln National Corp.                                   51,100         2,747
Loews Corp.                                              46,800         3,668
MBIA, Inc.                                                1,700           128
MBNA Corp.                                               36,700         1,353
Mellon Bank Corp.                                           200            11
Mercantile Bancorp, Inc.                                  3,800           175
Mercury Finance Corp.                                    10,700           142
Mercury General Corp.                                    10,800           510
Meridian Bancorp, Inc.                                   23,600         1,097
Merrill Lynch & Co., Inc.                                10,800           551
MGIC Investment Corp.                                       200            11
Midlantic Corp.                                           9,000           591
Morgan (J.P.) & Co., Inc.                                   100             8
Morgan Stanley Group, Inc.                               17,900         1,443
National City Corp.                                      25,100           831
NationsBank Corp.                                        96,005         6,684
Norwest Corp.                                            46,800         1,544
Old Kent Financial Corp.                                 11,400           466
Old Republic International Corp.                         27,700           983
Paine Webber Group, Inc.                                  3,900            78
PNC Bank Corp.                                           28,000           903
Protective Life Corp.                                     6,100           191
Republic New York Corp.                                   3,900           242
SAFECO Corp.                                              6,400           221
Salomon, Inc.                                            48,100         1,708
Southern National Corp.                                   6,000           158
SouthTrust Corp.                                          6,300           161
St. Paul Cos., Inc.                                       4,300           239
Star Banc Corp.                                          20,600         1,226
State Street Boston Corp.                                 4,300           194
Student Loan Marketing Association                       11,400           751
TIG Holdings, Inc.                                       18,200           519
Torchmark Corp.                                           3,400           154
Transamerica Corp.                                        3,300           240
Travelers, Inc.                                          91,200         5,734
UJB Financial Corp.                                       3,900           139
Union Bank                                                7,600           409
Unitrin, Inc.                                             4,800           227
UNUM Corp.                                                5,200           286
Washington Mutual, Inc.                                   4,200           120
Washington National Corp.                                 2,600            72
Wilmington Trust Corp.                                    1,500            45
                                                                     --------
                                                                       98,842
                                                                     --------
GENERAL BUSINESS - 4.4%
ADT, Ltd. (a)                                             4,700            71
American Greetings Corp. Class A                         44,500         1,229
Ascend Communications, Inc.                               4,200           341
BHC Communications, Inc. Class A                          3,800           359
Capital Cities/ABC, Inc.                                 20,000         2,468
Central Newspapers, Inc. Class A                         10,900           342
Comcast Corp. Special Class A                            19,300           350
Comdisco, Inc.                                            1,350            31
Cox Communications, Inc. Class A (a)                      5,200           101
Donnelley (R.R.) & Sons Co.                              16,600           654
Gartner Group, Inc. Class A New (a)                      15,300           731
Harcourt General, Inc.                                    5,300           222
Kelly Services, Inc. Class A                             12,200           339
Knight-Ridder, Inc.                                       2,100           131
Lee Enterprises, Inc.                                       200             5

46  Equity Q Fund


EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
Manpower, Inc.                                           35,000      $    984
Miller (Herman), Inc.                                     1,700            51
New York Times Co. Class A                               40,700         1,206
Olsten Corp.                                              3,600           142
Omnicom Group, Inc.                                      25,000           931
Paging Network, Inc.                                      6,800           162
PHH Group, Inc.                                          35,200         1,646
Pulitzer Publishing Co.                                   6,400           306
SBC Communications, Inc.                                 89,350         5,138
Service Corp. International                               9,700           427
Staples, Inc.                                           116,900         2,849
SunGard Data Systems                                      6,100           169
Tele-Communications, Inc. Class A                        66,300         1,318
Time Warner, Inc.                                        38,400         1,454
Tribune Co.                                              15,500           947
Turner Broadcasting Systems, Inc. Class B                16,200           421
Viacom, Inc. Class B (a)                                  2,300           108
Wallace Computer Services, Inc.                           1,200            65
Washington Post Co. Class B                               4,700         1,324
                                                                     --------
                                                                       27,022
                                                                     --------
MISCELLANEOUS - 0.3%
Castle & Cook, Inc. New                                   4,233            71
Chris Craft Industries, Inc.                              5,964           258
Eckerd Corp. (a)                                         31,800         1,419
Providian Corp.                                           5,100           208
Terra Industries, Inc.                                    3,900            55
                                                                     --------
                                                                        2,011
                                                                     --------
SHELTER - 0.6%
Centex Corp.                                              2,500            87
Georgia Pacific Corp.                                    13,400           920
Granite Construction, Inc.                               16,700           526
Lennar Corp.                                              8,200           206
Louisiana Pacific Corp.                                   9,200           223
Owens-Corning Fiberglas Corp. (a)                         7,400           332
Pulte Corp.                                              18,600           625
USG Corp. New (a)                                         7,300           219
Weyerhaeuser Co.                                         17,100           740
                                                                     --------
                                                                        3,878
                                                                     --------
TECHNOLOGY - 12.8%
3Com Corp.                                                  300            14
Adaptec, Inc. (a)                                         9,900           405
Adobe Systems, Inc.                                       4,200           260
Advanced Micro Devices, Inc.                              9,000           149
AlliedSignal, Inc.                                       66,400         3,154
Altera Corp.                                              4,600           228
AMP, Inc.                                                16,100           618
Amphenol Corp. Class A (a)                               19,900           483
Analog Devices, Inc.                                     47,200         1,670
Apple Computer, Inc.                                      8,100           257
Applied Materials, Inc.                                  12,500           491
Autodesk, Inc.                                           45,000         1,530
Avery Dennison Corp.                                     13,700           687
Avnet, Inc.                                              46,900         2,099
Bay Networks, Inc.                                       14,700           603
Beckman Instruments, Inc.                                   400            14
Boeing Co.                                               64,200         5,032
Cabletron Systems, Inc. (a)                               6,650           539
Cadence Design Systems, Inc.                              4,800           202
Cisco Systems, Inc. (a)                                  19,400         1,448
Coltec Industries, Inc. (a)                               5,900            69
COMPAQ Computer Corp. (a)                                22,100         1,061
Computer Associates International, Inc.                  11,750           668
Cray Research, Inc. (a)                                     100             2
Cypress Semiconductor Corp.                              34,200           436
Dell Computer Corp.                                      22,600           783
Diebold, Inc.                                             3,000           166
Digital Equipment Corp. (a)                              16,000         1,026
Electronic Arts (a)                                         200             5
EMC Corp. (a)                                            22,500           346
Gateway 2000, Inc. (a)                                    4,600           112
General Binding Corp.                                     3,900            77
General Dynamics Corp.                                    4,400           260
General Instrument Corp. (a)                             10,700           250
General Motors Corp. Class H                             64,300         3,159
Glenayre Technologies, Inc.                               7,900           490
Harris Corp.                                              2,400           131
Hewlett-Packard Co.                                      91,000         7,621
Informix Corp.                                           67,000         2,010
Integrated Device Technology                             24,100           310
Intel Corp.                                               5,400           306
International Business Machines Corp.                   104,200         9,560
Komag, Inc. (a)                                           4,800           219
Lam Research Corp. (a)                                   12,600           573
Lockheed Martin Corp.                                    23,100         1,825
Loral Corp.                                              10,000           354
LSI Logic Corp.                                           3,900           128
Maxim Integrated Products, Inc.                          17,600           673
McDonnell Douglas Corp.                                   3,400           313
Micro Warehouse, Inc. (a)                                 8,800           381
Micron Technology, Inc.                                  19,100           757
Microsoft Corp. (a)                                      38,300         3,361
Molex, Inc. Class A                                       1,100            34


                                                               Equity Q Fund  47



EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
Motorola, Inc.                                           54,700      $  3,118
National Semiconductor Corp. (a)                          9,800           218
Northern Telecom, Ltd.                                    8,200           353
Novell, Inc. (a)                                         32,600           460
Oracle Systems Corp.                                     64,500         2,725
Parametric Technology Corp. (a)                           1,900           126
Quantum Corp. (a)                                         4,500            73
Raytheon Co.                                             16,700           789
Read-Rite Corp. (a)                                      29,900           691
Rockwell International Corp.                             25,900         1,369
Scientific-Atlanta, Inc.                                  1,700            26
Seagate Technology (a)                                   32,700         1,553
Silicon Graphics, Inc. (a)                               11,700           322
Solectron Corp. (a)                                      11,000           485
Storage Technology Corp. (a)                             35,700           852
Sun Microsystems, Inc.                                   14,000           639
Sybase, Inc. (a)                                          5,000           179
Symbol Technologies, Inc. (a)                             6,100           241
Synopsys, Inc.                                            5,500           209
Tandem Computers, Inc. (a)                                3,900            41
Tandy Corp.                                               5,100           212
Teradyne, Inc.                                           15,000           375
Texas Instruments, Inc.                                  58,100         3,007
Textron, Inc.                                            22,500         1,519
Thomas & Betts Corp.                                      1,200            89
TRW, Inc.                                                11,800           914
Varian Associates, Inc.                                  20,700           987
Watkins-Johnson Co.                                       1,600            69
Xerox Corp.                                               2,500           342
Xilinx, Inc.                                              4,500           135
                                                                     --------
                                                                       79,467
                                                                     --------
TRANSPORTATION - 0.9%
Burlington Northern, Inc.                                15,600         1,217
Conrail, Inc.                                            15,200         1,064
CSX Corp.                                                14,200           648
Federal Express Corp.                                     2,000           148
Florida East Coast Industries, Inc.                         200            14
GATX Corp.                                                5,500           267
Norfolk Southern Corp.                                    8,200           651
Ryder System, Inc.                                       27,300           676
Union Pacific Corp.                                      15,200         1,002
                                                                     --------
                                                                        5,687
                                                                     --------
UTILITIES - 12.9%
Allegheny Power System, Inc.                              5,800           166
American Water Works, Inc.                                3,500           136
Ameritech Corp.                                          84,200         4,968
AT&T Corp.                                              130,000         8,418
Baltimore Gas & Electric Co.                              7,300           208
BellSouth Corp.                                         125,300         5,451
Boston Edison Co.                                         3,200            94
California Energy, Inc. (a)                               2,300            45
Carolina Power & Light Co.                                8,500           293
Centerior Energy Corp.                                    9,700            86
Central & Southwest Corp.                                40,400         1,126
Central Maine Power Co.                                  12,700           183
CILCORP, Inc.                                             8,500           360
Cincinnati Bell, Inc.                                    25,400           883
CMS Energy Corp.                                          5,800           173
Coastal Corp.                                               100             4
Columbia Gas System, Inc. (a)                             2,300           101
Consolidated Edison Co.
  of New York, Inc.                                      96,200         3,078
Consolidated Natural Gas Co.                             37,700         1,711
Detroit Edison Co.                                       30,500         1,052
Dominion Resources, Inc.                                 11,200           462
DQE, Inc.                                                 1,800            55
Duke Power Co.                                            8,400           398
El Paso Natural Gas Co.                                   2,700            77
Enron Corp.                                              47,800         1,822
Entergy Corp.                                            99,600         2,913
FPL Group, Inc.                                          12,100           561
General Public Utilities Corp.                            8,300           282
GTE Corp.                                               244,753        10,769
Houston Industries, Inc.                                 17,200           417
Illinova Corp.                                            2,200            66
MCI Communications Corp.                                 48,600         1,270
National Fuel & Gas Co.                                   4,900           165
New England Electric System                               2,900           115
New York State Electric & Gas Corp.                      29,800           771
Niagara Mohawk Power Corp.                                6,400            62
Northeast Utilities                                       9,900           241
Northern States Power Co.                                10,900           535
NYNEX Corp.                                               6,500           351
ONEOK, Inc.                                              11,900           272
Pacific Enterprises                                       1,300            37
Pacific Gas & Electric Co.                              133,700         3,794
Pacific Telesis Group                                    31,200         1,049
PacifiCorp.                                              28,300           601
Panhandle Eastern Corp.                                  46,600         1,299
Peco Energy Co.                                          16,200           488
Pinnacle West Capital Corp.                               3,800           109
Portland General Electric Co.                            23,400           682
Potomac Electric Power Co.                               10,000           263
PP&L Resources, Inc.                                     11,400           285


48  Equity Q Fund


EQUITY Q FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
Public Service Co. of Colorado                            2,400      $     85
Public Service Enterprise Group, Inc.                    53,800         1,648
SCE Corp.                                               159,900         2,838
Sonat, Inc.                                               6,300           224
Southern Co.                                             18,800           463
Southern New England
  Telecommunications Corp.                               11,800           469
Sprint Corp.                                            152,250         6,071
Texas Utilities Co.                                      16,200           666
TransCanada Pipelines, Ltd.                               4,500            62
Tucson Electric Power Co. (a)                            17,400            57
U.S. West Media Group (a)                                50,300           956
U.S. West, Inc.                                          33,800         1,208
Unicom Corp.                                            124,100         4,064
Washington Gas & Light Co.                                7,600           156
Western Resources, Inc.                                  34,100         1,138
Williams Cos. (The)                                      22,600           992
                                                                     --------
                                                                       79,844
                                                                     --------
TOTAL COMMON STOCKS
(cost $480,239)                                                       589,237
                                                                     --------

                                                        PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                        ---------
LONG-TERM INVESTMENTS - 0.0%
WMX Technologies, Inc. (conv.)
  2.000% due 01/24/05                                   $   167           144
                                                                     --------
TOTAL LONG-TERM INVESTMENTS
(cost $258)                                                               144
                                                                     --------
SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                   25,472        25,472
                                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(cost $25,472)                                                         25,472
                                                                     --------
TOTAL INVESTMENTS
(identified cost $505,969)(c) - 99.1%                                $614,853

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                              5,406
                                                                     --------
NET ASSETS - 100.0%                                                  $620,259
                                                                     --------
                                                                     --------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $507,128 and net unrealized appreciation for all securities was $107,725. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $117,248 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $9,523.

FUTURES CONTRACTS

December 31, 1995

                                                                    UNREALIZED
                                                      NUMBER       APPRECIATION
                                                        OF        (DEPRECIATION)
                                                     CONTRACTS         (000)
                                                     ---------    --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/96                                 86           $   (60)
                                                                     --------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                          $   (60)
                                                                     --------
                                                                     --------

(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $6,000 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements.

                                                               Equity Q Fund  49

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS

  Investments at market (identified cost $505,968,657)(Note 2) . . . . . . . . . . . .   $614,852,562
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,502,884
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,447,926
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,852,495
    Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .         32,399
                                                                                         ------------
                                                                                          631,688,266
LIABILITIES
  Payables:
    Investments purchased. . . . . . . . . . . . . . . . . . . . . . . .   $10,231,434
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .       793,038
    Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . .         5,841
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . .       311,455
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . .        22,148
    Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . .        65,747     11,429,663
                                                                           -----------   ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $620,258,603
                                                                                         ------------
                                                                                         ------------

NET ASSETS CONSIST OF:
  Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .   $ 16,959,866
  Unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    108,883,902
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (59,543)
  Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .        204,015
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    494,270,363
                                                                                         ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $620,258,603
                                                                                         ------------
                                                                                         ------------

Net asset value, offering and redemption price per share
  ($620,258,603 divided by 20,401,468 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . .      $30.40
                                                                                         ------------
                                                                                         ------------

        The accompanying notes are an integral part of the financial statements.

50  Equity Q Fund

EQUITY Q FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 11,873,093
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . .      1,320,380
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        450,465
                                                                                     ------------
                                                                                       13,643,938

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . .   $2,434,051
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . .      315,054
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . .      141,918
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . .       23,375
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . .       26,248
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . .       25,865
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,460
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . .       27,716     2,998,687
                                                                         ----------  ------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,645,251
                                                                                     ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     59,195,198
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,316,359
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,550,868
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     89,427,252
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (59,543)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (214,197)
                                                                                     ------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .    151,215,937
                                                                                     ------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .     $161,861,188
                                                                                     ------------
                                                                                     ------------

        The accompanying notes are an integral part of the financial statements.

                                                               Equity Q Fund  51

EQUITY Q FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                                  1995                1994
                                                                              ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .    $ 10,645,251        $ 11,280,726
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      59,195,198          15,394,913
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,316,359                  --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,550,868           1,017,325
  Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      89,427,252         (23,595,261)
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .         (59,543)                 --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (214,197)            128,010
                                                                              ------------        ------------

Net increase (decrease) in net assets resulting from operations. . . . . .     161,861,188           4,225,713

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .     (10,815,119)        (11,243,421)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . .     (47,298,452)        (15,148,864)
  In excess of net realized gain on investments. . . . . . . . . . . . . .              --          (3,441,395)
Increase (decrease) in net assets from Fund share transactions . . . . . .      85,849,747          73,330,565
                                                                              ------------        ------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .     189,597,364          47,722,598
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . .     430,661,239         382,938,641
                                                                              ------------        ------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $37,306 at December 31, 1994) . . . . . . . . . . . . . . . . . . . .    $620,258,603        $430,661,239
                                                                              ------------        ------------
                                                                              ------------        ------------

FUND SHARE TRANSACTIONS
                                                                   1995                          1994
                                                         -------------------------     ---------------------------
                                                           SHARES         AMOUNT         SHARES          AMOUNT
                                                         ----------    ------------    ----------     ------------
Fund shares sold . . . . . . . . . . . . . . . . . . .    6,435,805    $185,897,050     5,273,653     $134,441,281
Fund shares issued to shareholders
  in reinvestments of distributions. . . . . . . . . .    1,857,979      55,099,559     1,141,327       28,032,603
Fund shares redeemed . . . . . . . . . . . . . . . . .   (5,522,121)   (155,146,862)   (3,497,670)     (89,143,319)
                                                         -----------   -------------   -----------    ------------
Net increase (decrease). . . . . . . . . . . . . . . .    2,771,663    $ 85,849,747     2,917,310     $ 73,330,565
                                                         -----------   -------------   -----------    ------------
                                                         -----------   -------------   -----------    ------------


       The accompanying notes are an integral part of the financial statements.

52  Equity Q Fund

EQUITY Q FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                1995           1994           1993           1992           1991
                                                               -------        -------        -------        -------        -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .   $ 24.43        $ 26.03        $ 25.23        $ 24.90        $ 20.20
                                                               -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .59            .69            .66            .67            .75
  Net realized and unrealized gain (loss) on investments . .      8.52          (0.41)          2.71           1.73           5.58
                                                               -------        -------        -------        -------        -------

  Total Income From Investment Operations. . . . . . . . . .      9.11           0.28           3.37           2.40           6.33
                                                               -------        -------        -------        -------        -------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.61)          (.69)          (.66)          (.68)          (.75)
  Net realized gain on investments . . . . . . . . . . . . .     (2.53)          (.97)         (1.85)         (1.39)          (.88)
  In excess of net realized gain on investments. . . . . . .        --           (.22)          (.06)            --             --
                                                               -------        -------        -------        -------        -------
  Total Distributions. . . . . . . . . . . . . . . . . . . .     (3.14)         (1.88)         (2.57)         (2.07)         (1.63)
                                                               -------        -------        -------        -------        -------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .   $ 30.40        $ 24.43        $ 26.03        $ 25.23        $ 24.90
                                                               -------        -------        -------        -------        -------
                                                               -------        -------        -------        -------        -------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .     37.91            .99          13.80           9.97          32.14

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . . .     .58            .11            .15            .18            .23
  Net investment income to average net assets (a). . . . . . .    2.07           2.74           2.50           2.80           3.23
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . .   74.00          45.87          54.69          58.35          51.37
  Net assets, end of year ($000 omitted) . . . . . . . . . . . 620,259        430,661        382,939        290,357        215,779

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


                                                               Equity Q Fund  53

EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                         [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

 YEARLY PERIODS                        RUSSELL 1000
ENDED DECEMBER 31      EQUITY Q  -REGISTERED TRADEMARK- **
-----------------      --------  -------------------------
  INCEPTION*           $ 10,000        $ 10,000
     1987              $  8,486        $  8,636
     1988              $  9,942        $ 10,124
     1989              $ 12,637        $ 13,203
     1990              $ 12,029        $ 12,654
     1991              $ 15,895        $ 16,834
     1992              $ 17,478        $ 18,354
     1993              $ 19,891        $ 20,218
     1994              $ 20,087        $ 20,295
     1995              $ 27,702        $ 27,960

EQUITY Q FUND

PERIODS ENDED           GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $13,791        37.91%
5 Years                  $23,030        18.15%***
Inception                $27,702        12.60%***

RUSSELL 1000-REGISTERED TRADEMARK- INDEX

PERIODS ENDED           GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $13,777        37.77%
5 Years                  $22,095        17.18%***
Inception                $27,960        12.73%***

 *   Assumes initial investment on June 1, 1987.
** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 -Registered Trademark- Index, the smallest of which is valued at about $450 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.
***  Annualized.

EQUITY Q FUND returned 37.9% during 1995, edging the Russell
1000-Registered Trademark- Index return of 37.8%. The portfolio was managed in a manner consistent with its objective to provide a total return greater than the US stock market, as measured by the Russell 1000 Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the index.

Historically, no single economic or industrial sector has been consistently favored by the equity markets. By approximately duplicating the broad market's structure, an investor can reduce the possibility of being overweighted in an out-of-favor sector, and by selecting the most attractive stocks within each sector, an investor can increase the potential for earning a return that is above the market average.

Despite losing ground during a difficult fourth quarter, the Fund managed to outperform the index for the year. Good security selection through most of the year added value over the fund's benchmark. Unlike other Funds that attempted to add value via sector selection, Equity Q's sector-neutral posture helped it keep pace with the market which underwent strong rotations among economic sectors over the course of the year.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


54  Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

COMMON STOCKS - 89.8%
ARGENTINA - 0.2%
Banco de Galicia Y Buenos Aires
  Class B New - ADR                                    7,371       $    151
Banco Frances del Rio la Plata - ADR                   4,238            114
Buenos Aires Embotelladora SA
  Class B - ADR                                        1,686             35
Comercial de Plata (a)                                23,620             63
Naviera Perez Companc Class B                         39,513            209
Sociedad Comercial del Plata - ADR (a)                 1,928             51
Telecom Argentina SA Class B - ADR                     1,485             71
Telefonica de Argentina Class B - ADR                 13,060            356
Transportadora de Gas Del Sur
  Class B - ADR                                        5,591             72
YPF Sociedad Anonima Class D - ADR                    13,560            293
                                                                   --------
                                                                      1,415
                                                                   --------

AUSTRALIA - 3.4%
Amcor, Ltd.                                           37,000            262
Australia & New Zealand
  Bank Group, Ltd.                                   614,098          2,880
Australian Gas & Light Co.                            98,165            369
Australian National Industries, Ltd.                 519,483            386
Australian Resources, Ltd.                            12,971             13
Australian Tourism Group                              14,811             11
Azon Limited                                           7,691             11
Boral, Ltd.                                           40,000            101
BRL Hardy, Ltd.                                        2,716              5
Broken Hill Proprietary Co.                          112,703          1,592
BT Property Trust (Units)                             13,085             16
Burns Philip & Co., Ltd.                              73,239            164
Burswood Property Trust (Units)                       16,027             21
Caltex Australia                                     110,342            435
Coca-Cola Amatil, Ltd.                                16,418            131
Coeval Holdings (a)(d)                               100,000              0
Coles Myer, Ltd.                                     129,917            405
Commonwealth Bank of Australia                         8,647             69
CSR, Ltd.                                            228,147            743
Eastern Aluminum                                     236,000            195
Elders Australia, Ltd.                               300,000            381
Eltin, Ltd.                                          203,977            447
Foodland Associated, Ltd.                              6,528             22
Foster's Brewing Group, Ltd. (a)                     189,000            310
Gasgoyne Gold Mines NL                                 2,841              5
George Weston Foods, Ltd.                                266              1
Giant Resources (a)(d)                               400,000              0
GIO Australia Holdings                               332,037            772
Goodman Fielder Wattie                               252,938            254
GWA International, Ltd.                                9,601             10
Holyman Limited                                        3,977              8
Lend Lease Corp.                                      29,602            429
M.I.M. Holdings, Ltd.                                 32,930             46
Mt. Leyshon Gold Mines, Ltd.                           1,058              3
National Australia Bank, Ltd.                        132,328          1,190
News Corp.                                           703,850          3,756
Normandy Poseidon                                     42,200             61
North Broken Hill Peko                               167,614            467
Orion Resources NL                                     3,977              5
Pacific Dunlop, Ltd.                                  78,888            185
Pasminco, Ltd.                                       240,000            294
Pioneer International, Ltd.                          172,600            445
Publishing Broadcasting, Ltd.                         39,030            136
QCT Resources                                         16,834             19
QNI Limited                                          483,480          1,021
RGC Limited                                          170,531            849
Ross Mining NL                                        10,376             10
Rothmans Holdings                                     65,525            268
Santos, Ltd.                                         314,200            918
Schroders Property Fund                               87,604            143
Sea World Property Australia, Ltd.                     2,814              2
Simsmetal, Ltd.                                        4,818             28
Southcorp Holdings, Ltd.                             164,600            383
St. Barbara Mines, Ltd.                                6,548              4
Stockland Trust Group                                 55,600            128
Stockland Trust Group New (a)                          2,253              5
T N T, Ltd. (a)                                      279,219            369
Tabcorp. Holdings, Ltd.                               60,000            169
Walker Corp., Ltd.                                    17,294              6
Wesfarmers                                            50,765            311
Wesfi, Ltd.                                            1,794              5
Western Mining Corp.                                 613,342          3,939
Westfield Trust                                      170,806            307
Westfield Trust New Units (a)                          7,375             13
Westpac Banking Corp.                                110,674            490
Wills (W.D. & H.O.)                                   68,000            101
Woodside Petroleum, Ltd.                              44,000            225
                                                                   --------
                                                                     26,749
                                                                   --------

AUSTRIA - 0.4%
Austrian Airlines (a)                                    280             47
Bank Austria AG                                        3,500            283
Brau-Union Goess AG                                    2,528            123
BWT AG                                                 2,200            226
Creditanstalt Bankverein                               7,488            416
EA-Generali AG                                           300             90
EVN Energ-Versorg                                        900            124
Flughafen Wien AG                                      1,534            103
Interunfall Vericherungs AG                              500             78
Lenzing AG                                               600             51
Leykam-Murzta Papi (a)                                 1,400             44


                                                          International Fund  55

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Oester Brau Beteil                                     1,562       $     71
Oester Elektrizita Class A                             9,220            554
OMV AG                                                 2,296            199
Radex-Heraklith                                        2,375             72
Universale-Bau (a)                                       750             39
VA Technologie AG (BR)                                 2,300            292
Wienerberger Baustoff                                    600            119
Z Landerbank Bank Austria AG                           8,460            336
                                                                   --------
                                                                      3,267
                                                                   --------

BELGIUM - 0.6%
Arbed SA NPV (a)                                       2,546            288
Banque Bruxelles Lambert New                              57              9
Banque Bruxelles Lambert NPV                             549             95
Barco NV NPV                                             560             65
Electrabel NPV                                         4,452          1,059
Generale de Banque NPV                                 2,380            825
Gevaert Photo-Producten NPV                            1,000             62
Groupe Bruxelles Lambert NPV                             500             68
Kredietbank NPV                                        2,961            810
Petrofina SA NPV                                       1,350            413
Societe Generale de Belgique NPV                         876             73
Solvay SA NPV                                            759            412
Tractebel Investments International NPV                  150             62
UCB Capital NV                                           431            574
                                                                   --------
                                                                      4,815
                                                                   --------

BRAZIL - 0.2%
Cesp Cia Energetic - ADS (a)                           4,600             38
Compania Energetica de Minas Gerais (a)              323,649              7
Eletrobras (centrais) NPV                          1,003,580            272
Sider Nacional Cia NPV                             5,060,000            104
Telecomunicacoes Brasileiras - ADR                    20,460            985
Telecomunicacoes Brasileiras NPV                   4,826,000            187
Usinas Siderurgicas de Minas - ADR                     4,116             33
                                                                   --------
                                                                      1,626
                                                                   --------

CANADA - 0.6%
Abitibi-Price, Inc.                                    4,300             62
Air Canada, Inc. (a)                                  12,700             43
Alcan Aluminum, Ltd.                                  12,800            397
Bank of Montreal                                       9,800            222
Bank of Nova Scotia Halifax                           10,036            219
Barrick Gold Corp.                                    28,100            741
Brascan, Ltd. Class A                                  3,700             65
Canadian Imperial Bank of Commerce                    10,100            300
Canfor Corp.                                           4,100             45
Cominco, Ltd.                                         12,500            256
Domtar, Inc. NPV (a)                                  14,500            113
Fletcher Challenge Canada, Ltd.
  Class A                                              4,100             65
Imasco, Ltd. IF                                        6,200            120
Imperial Oil, Ltd. New                                14,000            506
Inco, Ltd.                                            15,700            519
MacMillan Bloedel, Ltd.                                9,400            116
National Bank of Canada                                9,100             74
Noranda, Inc.                                          3,200             66
Petro-Canada                                          12,500            144
Placer Dome, Inc.                                     31,300            755
Ranger Oil, Ltd.                                      11,400             71
Royal Bank of Canada                                   5,040            115
Suncor, Inc. NPV                                       2,300             72
TransCanada Pipelines, Ltd.                            4,100             57
United Dominion Industries, Ltd.                       2,400             52
Varity Corp. (a)                                          20              1
                                                                   --------
                                                                      5,196
                                                                   --------

CHILE - 0.1%
Administradora de Fondos de
  Pensiones Provida SA - ADR                           1,300             36
Chile Fund, Inc.                                      10,298            268
Chilectra SA - ADR                                     3,194            154
Chilgener SA - ADR                                     4,370            109
Compania de Telefonos (Chile) SA - ADR                 1,836            152
Enersis SA - ADR                                       3,114             89
                                                                   --------
                                                                        808
                                                                   --------

CHINA - 0.1%
Huaneng Power International, Inc.
  - ADR Seires N (a)                                  32,400            466
Yizheng Chemical Fibre Series H                      775,000            174
                                                                   --------
                                                                        640
                                                                   --------
DENMARK - 0.6%
Bang & Olufsen Holding Series B                       14,000            431
Carlsberg AS Series B                                  6,000            335
Coloplast AS Class B (Regd)                            4,900            433
Den Danske Bank                                        7,380            509
ISS International Series B                             8,800            198
Novo Nordisk AS Class B                               14,439          1,977
Sophus Berendsen Class B                               2,400            270
Tele Danmark AS Series B                               7,200            393
Unidanmark Class A (Regd)                              3,300            163
                                                                   --------
                                                                      4,709
                                                                   --------


56  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

FINLAND - 0.5%
America Group Class A                                 22,800       $    356
Cultor Oy Series I                                     2,000             83
Cultor OY Series II                                    6,350            263
Enso Gutzeit OY Series A                              12,000             80
Kymmene Corp.                                         16,900            447
Merita, Ltd. Series A (a)                            206,000            521
Metsa Serla OY Class B                                 9,000            277
Nokia AB Series A                                     14,008            551
Nokia AB Series K                                      9,000            356
Outokumpu OY Class A                                  36,500            579
Partek AB OY                                           6,000             69
Rautaruukki OY                                        58,000            353
Repola OY                                              6,900            130
Stockmann OY AB Series B                               1,300             68
Valmet Corp. Class A                                   6,000            150
                                                                   --------
                                                                      4,283
                                                                   --------

FRANCE - 5.7%
Accor SA                                               3,355            435
Alcatel Alsthom                                       19,345          1,668
Assurances Generales de France                         5,565            186
AXA                                                   20,401          1,375
Banque Nationale Paris                                44,380          2,002
Bertrand Faure SA                                     10,000            255
Boiron                                                 1,500            146
Bouygues                                               4,948            498
Carrefour SA                                           3,804          2,308
Castorama Dubois                                       4,582            750
Cetelem                                                1,300            244
Chargeurs SA                                           2,414            484
Christian Dior                                         6,000            647
Cie de St. Gobain                                     10,854          1,184
Cie de Suez                                           22,952            947
Cie Finance Paribas Class A (BR)                      10,344            567
Clarins                                                3,657            348
Compagnie Bancaire SA                                  1,214            136
Credit Commercial de France                           10,500            536
Credit Local de France                                 7,325            586
Credit Lyonnais Cert d'Invest. (a)                     6,525            313
Credit National                                        1,483            109
D.M.C. Dollfuss-Mieg                                   3,900            159
Eaux (cie Generale)                                   43,687          4,362
Ecco STE                                               2,731            413
Erid Beghin-Say                                        2,048            351
Groupe Danone                                          3,482            575
GTM - Entrepose                                        2,700            189
Guilbert SA                                            1,312            154
Havas                                                  2,975            236
L'Air Liquide                                          2,320            384
L'Oreal (Societe)                                        763            204
Lafarge Corp. SA (BR)                                 11,473            739
Lagardere Groupe (Regd)                               11,000            202
Lapeyre (BR)                                           5,470            273
Legrand                                                1,900            293
LVMH Moet-Hennessy                                     5,522          1,150
Michelin (Cie Gen) Class B (Regd)                     11,515            459
Moulinex (a)                                          46,000            629
Pechiney Cert d'Invest.                                9,900            374
Pechiney International Class A (a)                     7,922            275
Peugeot SA                                             2,765            365
Pinault-Printemps Redoute SA                           3,199            638
Poliet                                                 4,110            334
Primagaz Cie                                           2,425            193
Primagaz Cie 1998 Warrants (a)                           220              2
Promodes                                               1,700            400
Renault                                                5,500            158
Rhone Poulenc SA Class A - ADR                        13,800            296
Roussel Uclaf                                            660            112
Sanofi                                                16,155          1,036
Schneider SA                                             600             21
SEITA                                                 10,200            370
SGS Thomson Microelectronics (a)                       7,400            283
Sidel SA                                               4,660          1,452
Simco (a)                                                 13              1
Societe Generale                                      22,521          2,782
Societe Nationale Elf d'Aquitaine                     14,094          1,038
Sodexho                                                1,000            294
Sommer-Allibert                                          700            186
Synthelabo                                             7,500            470
Thomson-CSF                                           29,835            665
Total Co. SA Class B                                  54,972          3,710
TV Francaise (TFI)                                    12,373          1,326
Union des Assurances Federales                         2,300            275
Union Financiere de France Banque SA                   2,100            175
Usinor Sacilor (a)                                    81,500          1,078
Valeo                                                 10,351            479
Worms & Cie (Regd)                                     3,150            149
                                                                   --------
                                                                     45,433
                                                                   --------

GERMANY - 4.6%
AEG AG                                                 1,150            117
Allianz AG 1998 Warrants (a)                           7,000            430
Allianz AG Holdings                                      344            671
Altana AG                                                311            181
AVA ALG Handels VB                                     1,220            413
Bankgesell Berlin                                      1,450            369
BASF AG                                                2,250            501
Bayer AG                                              10,800          2,850


                                                          International Fund  57

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Bayer Motoren Werk                                       727       $    372
Bayerische Hypotheken - und
  Wechsel Bank AG                                     17,390            438
Bayerische Vereinsbank AG                             33,500            995
Beiersdorf AG                                            500            350
Berliner Kraft & Licht                                   300             90
BHF - Bank AG                                         17,000            468
Bilfinger & Berger                                     1,705            645
Buderus AG                                             1,227            477
Commerzbank AG                                         2,472            584
Continental AG                                        22,000            307
Daimler-Benz AG                                       11,001          5,537
Deutsche Bank AG                                      36,110          1,711
Deutsche Pfandbrief &
  Hypothekenbank AG                                   11,400            443
Dresdner Bank AG                                      52,100          1,391
Fag Kugelfischer (a)                                   1,300            168
Gehe AG                                                1,390            707
Gehe AG New (a)                                          437            216
Hoechst AG                                            10,492          2,845
Hornback Baumarkt AG                                   1,949             84
M.A.N. AG                                                990            268
Mannesmann AG                                         11,546          3,676
Muenchener Rueckversicherungs
  - Gesellschaft                                         540          1,174
Muenchener Rueckversicherungs
  - Gesellschaft New (a)                                  49            105
Praktiker Bau und
  Heimwerkemaerkte AG (a)                              2,245             69
Preussag AG                                              450            126
Rhoen - Klinikum AG                                    4,829            478
RWE AG                                                 1,500            544
SAP AG                                                 4,000            620
Schering AG                                            5,740            380
Siemens AG                                             4,297          2,351
Thyssen AG  (a)                                        1,900            345
VEBA AG                                               39,290          1,668
VEBA International Finance
  1998 Warrants (a)                                    2,700            425
Volkswagen AG                                          4,115          1,376
Wella AG 1996 Warrants (a)                               300             15
                                                                   --------
                                                                     36,980
                                                                   --------

HONG KONG - 3.9%
Allied Properties, Ltd.                              148,000             17
Amoy Properties, Ltd. (a)                            108,000            107
Cathay Pacific Airways                               270,000            412
Cheung Kong Holdings, Ltd.                           335,000          2,040
Citic Pacific, Ltd.                                  226,000            773
Cross Harbour Tunnel Co.                              27,000             51
Dairy Farm International Holdings, Ltd.              228,621            210
Dao Heng Bank Group, Ltd.                            103,000            370
Dickson Concept International                         65,000             61
First Pacific Co.                                    614,584            684
Great Eagle Holdings                                  21,510             56
Guangdong Investment                                 530,000            319
Guangzhou Investment                               1,704,000            326
Guoco Group, Ltd.                                    120,000            579
HSBC Holdings (UK Regd) PLC                           59,750            904
Hang Lung Development Co. (a)                         76,000            121
Hang Seng Bank                                       206,000          1,845
Harbour Centre Development                            10,000             12
Henderson Investment, Ltd.                            88,000             72
Hong Kong & China Gas Co., Ltd.                          692              1
Hong Kong & Shanghai Hotel                            38,000             55
Hong Kong Aircraft Engineering                        16,400             42
Hong Kong Electric                                   302,500            992
Hong Kong Ferry                                       44,500             43
Hong Kong Land Holdings, Ltd.                        697,203          1,290
Hong Kong Telecommunications                         756,000          1,349
Hongkong China, Ltd.                                  50,000             15
Hopewell Holdings, Ltd.                              274,346            158
Hutchison Whampoa, Ltd.                              932,000          5,677
Hysan Development                                     38,000            100
Jardine International Motor                           48,000             55
Johnson Electric Holdings, Ltd.                      202,000            361
Kowloon Motor Bus                                     31,200             51
Kumagai Gumi Hong Kong                                68,000             49
Lai Sun Development Co., Ltd.                        136,000             16
Lai Sun Garment International                         34,200             33
Lane, Crawford International Class A                  46,000             63
Liu Chong Hing Investment, Ltd.                       12,000             12
Maanshan Iron & Steel                                776,000            108
Mandarin Oriental International, Ltd.                322,154            390
National Mutual Asia                                 192,000            174
New Asia Realty & Trust Class A                       12,000             23
New World Development Co., Ltd.                      638,000          2,781
New World Infrastructure, Ltd. (a)                       436              1
Playmates International Holdings                      31,661              4
Regal Hotels International                           642,519            151
San Miguel Brewery                                    47,600             20
Shanghai Petrochemical Class H                       972,100            280
Shaw Bros. (H.K.), Ltd.                               11,000             12
Shun Tak Holdings, Ltd.                               66,000             47
Sing Tao                                             370,000            144
Sino Land Co.                                        595,718            462
South China Morning Post                             138,000             84
Stelux Holdings International                        242,639             62


58  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Sun Hung Kai & Co.                                    34,000       $      7
Sun Hung Kai Properties, Ltd.                        352,900          2,887
Swire Pacific, Ltd. Class A                          197,500          1,532
Swire Pacific, Ltd. Class B                           37,500             47
Tai Cheung Holdings                                   53,000             41
Television Broadcast                                 219,000            780
Top Glory International Holdings, Ltd.               156,000             16
Wharf Holdings                                       435,224          1,449
Wheelock & Co.                                        82,000            141
Winsor Industrial Corp., Ltd.                         43,500             37
                                                                   --------
                                                                     31,001
                                                                   --------

INDIA - 0.0%
Perusahaan Persero Telekom - ADR (a)                  14,000            354
                                                                   --------
                                                                        354
                                                                   --------

IRELAND - 0.1%
Allied Irish Banks                                    59,000            323
Irish Life PLC                                        25,000             95
Smurfit (Jefferson)                                   66,000            157
                                                                   --------
                                                                        575
                                                                   --------

ITALY - 2.6%
Alitalia-Linee Aeree (a)                             116,000             48
Alleanza Assicurazioni di Risp                           160              1
Assicurazioni Generali SPA                            67,558          1,636
Banca Commerciale Italiana                           111,124            237
Banca Pop di Bergamo CV                               24,000            332
Banco Ambrosiano Veneto di Risp NC                    13,000             17
Banco Commerciale Italiana di Risp                    43,000             89
Banco di Napoli di Risp (a)                          253,000             81
Banco di Roma (a)                                    221,750            226
Banco Fideuram SPA                                    94,725            109
Benetton Group SPA                                    22,000            262
Burgo (Cartiere) SPA                                  31,500            157
CIR Compagnie Industriali Riunite (a)                203,000            135
Cogefar Inpresit (a)                                  17,000             14
Credito Italiano                                      35,000             41
Credito Italiano di Risp NC                           87,500             88
Danieli & Co.                                          3,000             19
Danieli & Co. di Risp NC                              20,080             54
Danieli & Co. 1999 Warrants (a)                        5,020              3
Edison                                               157,000            676
Editoriale La Repubblica SPA (a)                     125,000            112
Ente Nazionale Idrocarburi SPA (Regd)(a)              44,000            154
Ericsson                                               1,150             14
Fiat SPA                                             687,000          2,232
Fiat SPA di Risp NC                                   77,000            136
Fidis                                                 30,000             58
Finmeccanica SPA (a)                                 182,000             94
First Banco S. Paolo                                  45,500            269
I.M.I.                                                93,068            586
Industria Macchine Automatiche SPA (a)                40,000            270
Industrie Natuzzi SPA - ADR                           11,100            504
Istituto National Assicurazioni                      328,000            435
Italcementi                                           29,750            178
Italcementi di Risp NC                                10,500             26
Italgas (Soc. Ital.)                                  60,591            184
La Rinascente                                         43,500            263
La Rinascente di Risp NC                              13,000             37
Magneti Marelli SPA                                   12,500             15
Marzotto & Figli                                       5,000             30
Mondadori (Arnoldo) Editore                           48,179            417
Montedison SPA (Ferruzzi Agricola)(a)                605,000            405
Olivetti & Cie SPA (a)                             5,041,000          4,041
Parmalat Finanziaria SPA                              73,000             63
Pirelli & Co.                                         40,250             51
R.A.S.                                                 3,740             42
Saipem AG                                             10,000             23
Sasib SPA                                             31,343            138
Sasib SPA di Risp NC                                  85,507            209
Sirti SPA                                             36,500            205
SME (Meridonale di)(a)                                30,059             61
SNIA BPD (a)                                         170,000            142
SOFAP                                                125,000            140
SOPAF di Risp                                        195,500            155
Sorin Biomedica Group SPA                              8,000             19
Stet                                                 237,910            673
Stet di Risp NC                                      229,290            468
Telecom Italia SPA                                   657,150          1,022
Telecom Italia di Risp                               380,895            466
Telecom Italia Mobile SPA (a)                      1,187,604          2,090
Telecom Italia Mobile SPA - di Risp (a)               15,500             16
Unicem di Risp (a)                                    12,463             67
                                                                   --------
                                                                     20,735
                                                                   --------

JAPAN - 31.9%
Achilles Corp.                                       140,000            541
Advantest                                              3,000            153
Aisin Seiki Co., Ltd.                                 14,000            184
Aiwa Co.                                              20,000            468
Ajinomoto Co., Inc.                                    3,000             33
Alps Electric Co.                                     56,000            645
Amada Co., Ltd.                                       78,000            770
Aoki Corp.                                            85,000            356
Apic Yamada Corp.                                     12,000            476


                                                          International Fund  59

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Arabian Oil Co.                                        2,400       $     99
Asahi Bank                                            80,000          1,007
Asahi Breweries                                        8,000             94
Bank of Yokohama                                      14,000            114
Banyu Pharmaceutical                                   4,000             49
Brother Industries                                   104,000            565
Canon Sales Co., Inc.                                  3,050             81
Canon, Inc.                                           57,000          1,032
Chiba Bank, Ltd.                                      13,000            117
Chubu Electric Power Co., Inc.                         2,400             56
Chugai Pharmaceutical Co.                             88,000            843
Chuo Trust & Banking                                  70,000            678
Citizen Watch Co., Ltd.                               39,000            298
Cosmo Oil Co.                                        176,000            961
CSK Corp., Ltd.                                       13,400            419
Dai Ichi Kangyo Bank                                  30,000            590
Dai Ichi Pharmaceutical Co.                           74,000          1,054
Dai Nippon Printing, Ltd.                             66,000          1,119
Dai Nippon Screen Manufacturing Co. (a)               91,000            799
Daicel Chemical Industries                            45,000            256
Daido Steel Co.                                      100,000            504
Daiei, Inc.                                          282,000          3,414
Daifuku Machinery Co.                                 16,000            226
Daikin Industries                                    113,000          1,105
Daikyo, Inc.                                           6,000             45
Daishinku Corp.                                       71,000            798
Daiwa Bank                                           240,000          1,941
Daiwa Danchi Co., Ltd. (a)                            45,000            241
Daiwa House Industries Co.                            55,000            906
Daiwa Kosho Lease Co. Ltd.                            65,000            648
Daiwa Securities                                     273,000          4,178
DDI Corp.                                                538          4,169
Denny's Japan                                          1,000             33
Diamond Lease Co.                                     20,000            271
Dowa Mining Co.                                       70,000            338
East Japan Railway                                       540          2,625
Ebara Corp.                                           50,000            731
Eisai Co.                                              4,000             70
Familymart, Co.                                        6,000            271
Fanuc Co.                                             12,000            520
Fuji Denki Reiki                                      57,000            762
Fuji Electric Co.                                    160,000            814
Fuji Fire & Marine Insurance                          40,000            211
Fuji Oil Co.                                          84,000            594
Fuji Photo Film Co.                                   47,000          1,357
Fujisawa Pharmaceutical                               45,000            431
Fujita Corp.                                          24,000            108
Fujita Kanko, Inc.                                     3,000             66
Fujitsu Denso                                         20,000            643
Fujitsu, Ltd.                                        152,000          1,693
Fukui Bank                                           160,000            852
Fukuyama Transporting Co.                              9,000             85
Futaba Corp.                                          21,000            962
Gakken Co. (a)                                       225,000          1,482
General Sekiyu KK                                     19,000            174
Gunze Limited                                         15,000             91
Gunze Sangyo, Inc.                                    80,000            365
Hankyu Corp.                                          30,000            164
Hanwa Co. (a)                                         25,000            103
Haseko Corp.                                          47,000            190
Heiwa Corp.                                           30,000            782
Heiwa Real Estate                                     50,000            387
Hitachi Zosen Corp.                                   86,000            446
Hitachi, Ltd.                                        386,000          3,888
Hokkai Can Co.                                        60,000            411
Hokkaido Takushoku Bank, Ltd.                        300,000            889
Hokko Chemical Industries                             50,000            271
Hokuetsu Bank                                         90,000            473
Honda Motor Co., Ltd.                                 89,000          1,836
Hoya Corp.                                             2,000             69
Hyakugo Bank                                          80,000            457
Inax Corp.                                            31,000            294
Industrial Bank of Japan                              50,000          1,516
Intec, Inc.                                           38,000            648
Ishihara Sangyo (a)                                   39,000            127
Ishikawajima-Harima Heavy Industries                 220,000            927
Ishizuka Glass Co.                                    70,000            354
Ito-Yokado Co., Ltd.                                  39,000          2,402
Itochu Corp.                                          27,000            182
Itoham Foods                                         105,000            793
Izumiya Co.                                            6,000             96
Japan Airport Terminal                                 6,000             73
Japan Aviation Electronics (a)                         8,000             57
Japan Energy Corp.                                    61,000            204
Japan Steel Works (a)                                 15,000             43
Japan Synthetic Rubber                                20,000            122
Japan Tobacco, Inc.                                      101            875
Joshin Denki Co.                                       6,000             78
Juroku Bank                                           80,000            415
Kajima Corp.                                          10,000             99
Kaken Pharmaceutical                                  35,000            315
Kamigumi Co.                                           6,000             58
Kaneka Corp.                                          14,000             88
Kanematsu Corp.                                      448,000          1,749
Kankaku Securities (a)                                32,000            136
Kao Corp.                                            104,000          1,289
Kawasaki Heavy Industries                            450,000          2,070
Kawasaki Kisen (a)                                   130,000            413


60  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Kawasho Corp. (a)                                    163,000       $    682
Keihin Electric Express                               16,000             96
Keio Teito Electric Railway                           22,000            128
Keisei Electric Railway                               10,000             84
Kinden Corp.                                           3,000             51
Kinki Nippon Railway                                  59,000            446
Kirin Brewery Co.                                     20,000            236
Kissei Pharmaceutical Co.                              1,000             30
Kitz Corporation                                     100,000            408
Kiyo Bank                                            100,000            505
Koa Fire & Marine                                     60,000            367
Koa Oil Company                                       50,000            434
Kokuyo Co., Ltd.                                      22,000            511
Komatsu Forklift Co., Ltd.                            87,000            716
Komori Corp.                                         104,000          2,619
Koyo Seiko Co., Ltd.                                   5,000             46
Kumagai Gumi Co.                                     178,000            715
Kumiai Chemical Industry Co.                          65,000            373
Kurabo Industries                                    275,000          1,052
Kuraray Co., Ltd.                                     62,000            679
Kureha Chemical Industrial Co.                        40,000            188
Kyocera Corp.                                         40,000          2,971
Kyokuto Boeki                                         58,000            511
Kyowa Hakko Kogyo                                     44,000            415
Maeda Corp.                                           10,000             98
Maeda Corp. 1997 Warrants (a)                             90            133
Makita Corp.                                          38,000            607
Marubeni Corp.                                       163,000            882
Maruetsu, Inc.                                        33,000            268
Marui Co., Ltd.                                       54,000          1,124
Matsushita Electric Industrial Co., Ltd.             239,000          3,889
Matsushita Electric Works                             10,000            106
Matsuzakaya Co.                                       64,000            812
Minebea Co., Ltd.                                      4,000             34
Mitsubishi Cable Industries                           50,000            266
Mitsubishi Chemical                                   80,000            389
Mitsubishi Corp.                                      27,000            332
Mitsubishi Electric Corp.                            147,000          1,058
Mitsubishi Estate Company, Ltd.                       59,000            737
Mitsubishi Gas & Chemical                             80,000            360
Mitsubishi Heavy Industries                          149,000          1,188
Mitsubishi Kakoki                                     30,000            282
Mitsubishi Material                                   94,000            487
Mitsubishi Motors Corp.                              110,000            896
Mitsubishi Oil Co.                                    22,000            195
Mitsubishi Paper Mills                                47,000            283
Mitsubishi Trust & Banking                           141,000          2,349
Mitsubishi Warehouse                                   4,000             62
Mitsui & Co.                                         250,000          2,194
Mitsui Fudosan Co., Ltd.                             149,000          1,833
Mitsui Mining & Smelting (a)                          65,000            261
Mitsui Petrochemical Industry                         54,000            442
Mitsui Soko Co.                                       44,000            353
Mitsui Toatsu Chemical                               250,000          1,005
Mitsui Trust and Banking                              21,000            230
Mizuno Corp.                                          55,000            477
Mochida Pharmaceutical Co.                             2,000             28
Mori Seiki Co.                                         5,000            113
Murata Manufacturing Co.                              32,000          1,178
Nagasakiya Co. (a)                                   140,000            601
Nagoya Railroad Co., Ltd.                             95,000            478
Namco                                                 32,000          1,066
Nankai Electric Railway                               17,000            115
National House Industrial                             13,000            238
NEC Corp.                                            623,000          7,603
New Oji Paper Co.                                     35,000            317
Nichido Fire & Marine                                208,000          1,672
Nichiei Co., Ltd. of Kyoto                            89,000            351
Nichimo Co. (a)                                       88,000            385
Nikko Securities Co., Ltd.                            36,000            464
Nikon Corp.                                           97,000          1,315
Nippon Denso Co.                                      57,000          1,065
Nippon Express Co.                                    71,000            684
Nippon Hodo Co.                                       17,000            288
Nippon Oil Co.                                       217,000          1,362
Nippon Paper Industries                               77,000            535
Nippon Road Co.                                       85,000            716
Nippon Sheet Glass                                   105,000            457
Nippon Steel Corp.                                 1,342,000          4,601
Nippon Suisan (a)                                    296,000          1,224
Nippon Telegraph & Telephone Corp.                       549          4,440
Nippon Zeon Co., Ltd. (a)                             65,000            349
Nissan Motor Co., Ltd.                               665,000          5,107
Nissan Shatai Co.                                     65,000            365
Nisshin Steel Co.                                    190,000            767
Nisshinbo Industries, Inc.                            24,000            232
Nissho Electronics Corp.                               1,000             24
Nitto Denko Corp.                                     17,000            263
NKK Corp. (a)                                        128,000            345
Nomura Securities                                    280,000          6,102
North Pacific Bank                                   100,000            512
NSK, Ltd.                                            110,000            799
NTT Data Communications Systems Corp.                     86          2,890
Obayashi Corp.                                       228,000          1,811
Odakyu Electric Railway                               25,000            171
Okamoto Industries, Inc.                               8,000             52
Okamura Corp.                                         50,000            383
Ono Pharmaceutical                                     9,000            346


                                                          International Fund  61

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Osaka Gas Co.                                        204,000       $    705
Pioneer Electronics Corp.                            115,000          2,105
Renown, Inc. (a)                                      63,000            219
Ricoh Co., Ltd.                                       60,000            657
Royal Co., Ltd.                                        8,000            130
Ryobi, Ltd.                                           17,000             87
Sagami Co.                                            36,000            262
Sagami Railway Co.                                    14,000             61
Sakura Bank                                          215,000          2,728
Sanden Corp.                                          14,000             90
Sangetsu Co.                                          14,000            353
Sankyo Aluminum                                       50,000            268
Sankyo Co.                                            41,000            921
Sankyo Seiko Co.                                      83,000            756
Sankyu, Inc.                                         200,000            827
Sanrio Co.                                             1,000             12
Sanshin Electronics                                   46,000            775
Sanwa Bank                                            95,000          1,932
Sanyo Electric Co., Ltd.                             138,000            795
Sapporo Breweries                                      6,000             56
Secom Co.                                              2,000            139
Sega Enterprises                                       5,300            293
Seibu Railway Co.                                     18,000            837
Seino Transportation                                   5,000             84
Sekisui Chemical Co., Ltd.                            95,000          1,399
Sekisui House, Ltd.                                   98,000          1,253
Settsu Corp. (a)                                      41,000            129
Seven-Eleven Japan NPV                                 3,000            212
Sharp Corp.                                          375,000          5,993
Shikoku Electric Power                                41,200            950
Shin-Etsu Chemical Co.                                21,000            435
Shionogi & Co.                                         5,000             42
Shiseido Co., Ltd.                                    23,000            274
Showa Aircraft Industry                                4,000             43
Showa Aluminium Co.                                  100,000            484
Showa Denko (a)                                      147,000            461
Showa Shell Sekiyu                                    48,000            402
Sintokogio                                            50,000            436
Skylark Co.                                            2,000             37
Snow Brand Milk                                      125,000            799
Sony Corp.                                           141,300          8,471
Sony Music Entertainment, Inc.                        18,000            941
Sumitomo Bakelite Co., Ltd.                           11,000             87
Sumitomo Bank                                        213,000          4,518
Sumitomo Corp.                                       206,000          2,095
Sumitomo Electric Industries                          95,000          1,141
Sumitomo Forestry                                    101,000          1,546
Sumitomo Metal Industries, Ltd. (a)                  721,000          2,186
Sumitomo Realty & Development                        596,000          4,214
Sumitomo Rubber Industries                            90,000            751
Sumitomo Sitix Corp.                                  70,000          1,275
Sumitomo Trust & Banking                             142,000          2,008
Taisei Corp.                                          16,000            107
Taisho Pharmaceutical Co., Ltd.                        5,000             99
Takashimaya Co.                                       40,000            639
Takeda Chemical Industries                            14,000            231
Tanabe Seiyaku Co.                                    62,000            446
TDK Corp.                                             19,000            970
Teijin, Ltd.                                         191,000            977
Teikoku Oil                                           13,000             88
TOA Corp.                                             50,000            368
Tobu Railway Co.                                      84,000            526
Toenec Corp.                                          30,000            267
Toho Co.                                               1,700            272
Toho Gas Co.                                         100,000            323
Tohoku Electric Power                                 40,400            974
Tokio Marine & Fire                                  221,000          2,890
Tokyo Broadcasting                                    82,000          1,350
Tokyo Dome Corp.                                       4,000             69
Tokyo Electric Co., Ltd. (a)                         200,000            984
Tokyo Electronics                                     11,000            426
Tokyo Kisen Co.                                       37,000            293
Tokyo Ohka Kogyo                                      56,200          1,633
Tokyo Steel Manufacturing                             25,000            460
Tokyo Tatemono Co., Ltd.                               8,000             38
Tokyotokeiba Co.                                       7,000             29
Tokyu Construction                                    26,000            125
Tokyu Corp.                                           45,000            318
Tokyu Land Corp.                                      17,000             74
Tomen Corp.                                          155,000            572
Tonen Corp.                                           34,000            497
Toppan Printing                                       39,000            514
Toshiba Tungaloy Co. (a)                               1,000              6
Tostem Corp.                                           2,000             66
Toto, Ltd.                                             3,000             42
Toyo Construction                                    210,000          1,224
Toyo Trust & Banking                                  51,000            450
Toyota Motor Corp.                                   206,000          4,369
Tsubakimoto Chain                                     50,000            301
UBE Industries (a)                                    80,000            302
Uni-Charm Corp.                                       10,000            252
Victor Co. of Japan (a)                               33,000            419
Wacoal Corp.                                          84,000          1,139
Yamaha Motor Co.                                     213,000          2,854
Yamaichi Securities Co.                              111,000            863
Yamanouchi Pharmaceutical                              5,000            108
Yamato Transport                                      14,000            167
Yamazaki Baking Co., Ltd.                             44,000            818


62  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Yaskawa Electric Corp. (a)                            90,000       $    425
Yasuda Fire & Marine
  Insurance Co., Ltd. (The)                          154,000          1,089
Yasuda Trust & Banking                               121,000            716
Yokogawa Electric Co.                                 16,000            151
Yokohama Rubber Co.                                   70,000            424
Yurtec Corp.                                          22,000            386
Zexel Corporation                                     60,000            408
                                                                   --------
                                                                    254,291
                                                                   --------

MALAYSIA - 1.9%
Affin Holdings Berhad                                410,000            791
Affin Holdings Berhad 1999 Warrants (a)               98,600             65
Berjaya Sports                                       138,000            321
Carlsberg Brewery Malaysia Berhad                     79,000            370
Commerce Asset Holdings                              112,000            565
Commerce Asset Holdings Rights (a)                    54,000            139
Faber Group Berhad (a)                               132,000            113
Genting Berhad                                        63,000            526
Golden Hope Plantation                                39,000             65
Highlands & Lowlands                                  43,000             69
Hume Industries Berhad                                 3,000             14
Idris Hydraulic (a)                                   55,000             65
Kuala Lumpur Kepong                                   25,000             79
Magnum CP Berhad                                         500              1
Malayan Banking Berhad                                27,250            223
Malayan Banking Berhad                                   250              2
Malaysia Mining Corp.                                 22,000             32
Malaysian Helicopter Services                            800              1
MBF Capital Berhad                                   234,000            237
Multi Purpose Holding                                348,000            510
New Straits Times                                    210,000            703
Perlis Plantations                                    26,000             81
Petronas Gas Berhad (a)                               82,000            279
Renong Berhad                                        917,000          1,358
Resorts World Berhad                                 379,000          2,030
Selangor Properties                                   31,000             30
Sime Darby Berhad (Resident Shares)                  687,600          1,827
Sime UEP Properties Berhad                           100,000            145
Tan Chong Motor Holdings                             432,000            427
Technical Resource Industries Berhad (a)             354,000          1,045
Telekom Malaysia                                     175,000          1,364
United Engineers Berhad                              251,000          1,601
                                                                   --------
                                                                     15,078
                                                                   --------

MEXICO - 0.4%
Cemex SA de CV Class B NPV                            39,709            144
Cemex SA de CV NPV                                   104,790            345
Cifra SA de CV - ADR (a)                             431,503            454
Compania Cervecerias Unidas SA - ADR                   3,214             74
Empresa Nacional de Electric - ADR                     9,929            226
Fomento Economico Mexicano
  SA de CV Series B NPV                               60,457            136
Gruma SA Series B NPV (a)                             29,933             84
Grupo Embotellador de Mexico (a)                     144,120            245
Grupo Financiero Banamex AC
  Series B NPV                                        82,052            137
Grupo Financiero Banamex AC
  Series L NPV                                         1,158              2
Grupo Industrial Maseca Series B NPV                 172,343            105
Grupo Modelo SA Series C                              13,312             63
Grupo Sidek Series B NPV (a)                          55,450             24
Grupo Television SA de CV - GDR                       11,767            265
Kimberly-Clark, Mexico Class A NPV                    11,138            168
Pan American Beverage Class A                          6,177            198
Telefonos de Mexico SA Series L - ADR                 17,989            573
                                                                   --------
                                                                      3,243
                                                                   --------

NETHERLANDS - 3.5%
ABN AMRO Holdings NV                                  25,434          1,158
Aegon NV                                               5,500            243
Ahold-NV                                              19,672            803
AKZO Nobel NV                                          1,729            200
Boskalis Westminster CVA                              16,073            229
CSM NV CVA                                            18,609            812
DSM NV (BR)                                            5,300            436
Elsevier NV                                          244,392          3,259
Fortis Amev NV                                         6,185            414
Hagemeyer NV                                           4,184            218
International Nederlanden CVA                         29,775          1,989
KNP BT (Kon) NV                                       14,900            383
Kon Ptt Nederland                                     24,597            894
Nedlloyd Groep NV                                     11,000            250
Nutricia Verenigde Bedrijven CVA                       3,510            284
Philips Electronics                                   18,800            680
Polygram                                              25,741          1,367
Randstad Holdings NV                                  10,000            454
Royal Dutch Petroleum Co. (BR)                        42,694          5,965
Unilever NV CVA                                       13,660          1,920
Ver Ned Uitgevers                                      9,130          1,253
Wolters Kluwer CVA                                    47,362          4,480
                                                                   --------
                                                                     27,691
                                                                   --------

NEW ZEALAND - 0.4%
Air New Zealand Class B                              191,278            650
Brierley Investments, Ltd.                            17,642             14


                                                          International Fund  63

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Carter Holt Harvey                                   246,441       $    531
Fernz Corp.                                            3,700             10
Fisher & Paykel                                        8,216             25
Fletcher Challenge, Ltd.                             239,595            553
Fletcher Challenge, Ltd. (Forests Division)          140,894            201
Lion Nathan, Ltd.                                    241,000            575
Tasman Properties, Ltd. (a)                          982,783            424
Telecom Corp. of New Zealand                          68,000            293
Wrightson Limited                                    300,000            228
                                                                   --------
                                                                      3,504
                                                                   --------

NORWAY - 1.1%
Aker AS Series A                                       2,800             37
Aker AS Series B                                      21,900            266
Bergesen DY AS Series A                               22,320            444
Bergesen DY AS Series B                                2,900             56
Den Norske Creditbank AS                              38,000             99
Det Norske Luftsfartsverk AS Series B                  2,600            115
Dyno Industrier AS                                    13,200            308
Elkem AS Series A                                      7,800             88
Hafslund Nycomed AS Series A                           4,745            124
Hafslund Nycomed AS Series B                          19,063            483
Kvaerner Industries AS                                 9,590            339
Kvaerner Industries AS Series B                          500             17
Leif Hoegh & Co. AS                                    6,700             99
NCL Holdings AS (a)                                    8,857              7
Norsk Hydro AS                                        78,046          3,278
Norske Skogindustrier AS Class A                       1,200             35
Olav Thon Eiendomsselskap AS                          23,500            390
Orkla AS New                                          20,889          1,039
Saga Petroleum AS Series A                             2,000             27
Saga Petroleum AS Series B                             8,070            101
Schibsted AS                                          69,600            945
Simrad AS Class B                                     10,100            112
Veidekke AS                                            6,100            123
                                                                   --------
                                                                      8,532
                                                                   --------

PHILIPPINES - 0.0%
Enron Global Power & Pipelines L.L.C.                  2,144             53
                                                                   --------
                                                                         53
                                                                   --------

PORTUGAL - 0.0%
Jeronimo Martins                                       5,830            323
                                                                   --------
                                                                        323
                                                                   --------

SINGAPORE - 2.4%
Amcol Holdings                                        53,000            146
Chuan HUP Holdings, Ltd.                             134,000            121
City Developments                                    289,000          2,104
DBS Land                                             167,000            564
Development Bank (Alien Market)                      102,000          1,269
Far East Levingston                                   51,000            240
First Capital Corp.                                  105,000            291
Fraser & Neave                                       102,000          1,298
Hai Sun Hup Group                                    220,000            148
Haw Par Brothers International, Ltd.                  62,100            133
Hotel Properties                                      63,000             98
Inchcape Berhad                                       31,000             99
Jardine Matheson Holdings, Ltd.                      125,342            859
Jardine Strategic Holdings, Ltd.                     619,656          1,896
Jardine Strategic Holdings, Ltd.
  1998 Warrants (a)                                   58,794             19
Jurong Shipyard                                       36,000            277
Keppel Corp.                                         176,000          1,568
Lum Chang Holdings                                    40,000             33
Marco Polo Developments, Ltd.                         30,000             46
Natsteel, Ltd.                                       100,000            205
Neptune Orient Lines, Ltd.                           214,000            241
Overseas Chinese Banking (Alien Market)               60,332            755
Overseas Union Bank (Alien Market)                    71,500            493
Overseas Union Enterprises                            37,000            187
Parkway Holdings                                      24,000             65
Prima, Ltd.                                           11,000             42
Robinson & Co., Ltd.                                  30,000            125
Sembawang Shipyard                                   102,000            566
Shangri-La Hotel                                       3,000             12
Singapore Airlines, Ltd. (Alien Market)               51,000            476
Singapore Land                                       130,000            841
Singapore Press Holdings (Alien Market)               41,600            735
Straits Trading Co.                                  130,000            305
Times Publishing                                      29,000             67
Total Access Communication, Ltd. (a)                  11,000             72
United Engineers                                      18,000             36
United Industrial Corp., Ltd.                        491,000            482
United Overseas Bank, Ltd. (Alien Market)            134,379          1,292
United Overseas Bank, Ltd. 1997 Warrants (a)          17,618             71
United Overseas Land                                 248,000            472
WBL Corp., Ltd.                                       22,000             51
                                                                   --------
                                                                     18,800
                                                                   --------

SOUTH KOREA - 0.3%
Bank of Seoul                                         14,000            121
Cho Hung Bank                                         18,000            209
Hanil Bank                                            12,000            128
Kookmin Bank                                           8,300            153
Kookmin Bank New (a)                                   2,281             41
Korea Electric Power Corp.                            11,500            457


64  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Pohang Iron & Steel                                    5,700      $     373
Samsung Electronics Co. (a)                               90             12
Samsung Electronics Co. - GDR (a)                        399             33
Samsung Electronics Co. - GDS (a)                      7,736            451
Samsung Electronics Co. New (a)                            3              1
Samsung Electronics, Ltd.                              1,904            346
Yukong, Ltd.                                           3,971            137
Yukong, Ltd. New (a)                                     284             10
                                                                   --------
                                                                      2,472
                                                                   --------

SPAIN - 2.6%
Argentaria                                            17,950            739
Asturiana Del Zinc  (a)                               10,351             82
Aumar (Aut Del Mar)                                    8,149            106
Banco Bilbao Vizcaya                                  32,216          1,160
Banco Central Hispano
  Americano SA (Regd)                                 26,900            545
Banco de Santander SA (Regd)                          72,293          3,630
Banco Intercontinental (Regd)                         10,000            973
Banco Pastor SA                                        4,000            211
Banco Popular Espanol (Regd)                           6,323          1,166
Banco Zaragozano (Regd)                                4,200             69
Bodegas Y Bebidas Series III (BR)                      2,500             64
Centros Commerciales Pryca                            47,407            995
Conserva Campofrio SA                                    950             32
Cristale Espanola (BR)(a)                              7,024            394
Ebro Agricolas                                        44,900            470
Empresa Nacional de Celulosas                          9,500            154
Empresa Nacional de Electricidad                      24,006          1,360
Fab Autom Renault                                      1,500             25
Fom Construction Y Contra                              5,030            386
Fuerzas Electricat Series A                           69,323            494
Gas Natural SDG SA                                     2,738            427
Grupo Anaya SA                                         1,900             42
Iberdrola SA                                         184,960          1,693
Koipe SA                                               1,145             67
Obrascon SA                                            7,000             85
Prosegur Compania (Regd)                              11,000            273
Repsol SA                                             31,810          1,042
Sarrio SA                                             19,700             76
Sevillana de Electrica                                46,173            359
Sociedad General Azucarera
  de Espana SA de CV                                  10,650            374
Tabacalera SA Series A (Regd)                         23,593            895
Tableros de Fibras Series B                           14,314            158
Telefonica de Espana                                 122,987          1,703
Union Electrica Fenosa                                28,100            169
Uralita                                               14,700            133
Vallehermoso SA                                        4,200             78
Viscofan Envoltura                                    25,500            303
                                                                   --------
                                                                     20,932
                                                                   --------

SWEDEN - 3.0%
Asea AB Series A                                       3,730            363
Astra AB Series A                                    184,085          7,347
Astra AB Series B                                     59,030          2,338
Atlas Copco AB Series B                               21,550            325
Avesta-Sheffield                                      33,500            295
BT Industries AB (a)                                  35,000            385
Electrolux AB Series B                                15,000            616
Esselte AB Series B                                    6,430             96
Foreninsbanken Kredit AB Series A (a)                183,000            518
Hennes & Mauritz AB Series B                          10,770            600
Hoganas AB B Shares                                   18,300            535
Hufvudstaden Fast Series A                             9,200             67
Incentive AB Series B Free                             9,000            393
Investor AB Series A Free                              1,400             46
Investor AB Series B Free                             14,000            462
Kinnevik Investment Series B                          23,400            731
Mo Och Domsjo AB Series B                                700             30
Munksjo AB                                            50,800            333
OM Gruppen AB (a)                                     41,200            621
Sandvik AB Series B                                   21,570            378
Scribona AB Series B Free                              4,140             44
Skand Enskilda Barken Series A                       423,870          3,511
Skanska AB Series B Free                               4,800            165
SKF AB Series A Free                                  16,000            302
Stadshypotek AB Series A                              15,000            300
Stora Kopparbergs Series B                            18,000            216
Svenska Celluosa Series B Free                        20,000            310
Svenska Handelsbank Series A                           7,600            158
Telefonaktiebolaget Ericsson (LM)
  Series B                                            58,520          1,146
Trelleborg AB Series B Free                           44,500            479
Volvo AB Series A                                      1,700             35
Volvo AB Series B                                     25,450            521
                                                                   --------
                                                                     23,666
                                                                   --------

SWITZERLAND - 3.8%
Adia SA (a)                                              300             49
Baer Holdings AG (BR)                                    230            257
Baloise Holdings (Regd)                                  160            333
BBC Brown Boveri (BR)                                  1,486          1,726
Bil GT Gruppe AG                                         420            248
Bobst AG                                                  30             47


                                                          International Fund  65

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Ciba Geigy AG (BR)                                       175       $    153
Ciba Geigy AG (Regd)                                   2,722          2,395
CS Holdings (Regd)                                    20,788          2,131
Elektrowatt AG (BR)                                      250             91
Fischer (Georg) AG (BR)                                  300            390
Helvetia Schweizerische Vericherungs
  - Gesellschaft (Regd)                                  250            130
Hilti AG                                                 225            179
Holderbank Financiere Glarus AG (BR)                     515            395
Intershop Holding AG (BR)                                100             57
Landis & Gyr AG (Regd)                                    50             41
Merkur Holding AG (Regd)                                 260             57
Nestle SA (Regd)                                       2,426          2,684
Phoenix Mecano (BR)                                      800            401
Richemont Series A (BR)                                  200            300
Roche Holdings Genusscheine AG NPV                       649          5,134
Sandoz AG (Regd)                                       2,187          2,002
Sarna Kunststoff Holdings AG (Regd)                      100            108
Schindler Holding AG                                      25             26
Schindler Holding AG (Regd)                               70             75
Schweiz Bankgesellsch (BR)                             1,700          1,842
Schweiz Bankverein (BR)                                5,077          2,073
Schweiz Bankverein (Regd)                              2,101            429
Schweiz Ruckversicher (Regd)                             390            454
SGS Holding (BR)                                         510          1,012
SMH AG Neuenburg (BR)                                    240            144
SMH AG Neuenburg (Regd)                                4,000            524
Swissair (Regd)(a)                                       440            320
Winterthur (BR)                                          240            171
Winterthur (Regd)                                      1,175            831
Zurich Versicherungsgesellschaft (Regd)                9,900          2,961
                                                                   --------
                                                                     30,170
                                                                   --------

THAILAND - 0.2%
Advanced Information Services
  (Alien Market)                                      15,400            269
Bangkok Bank (Alien Market)                           31,700            385
Bank of Ayudhya Public Co., Ltd.
  (Alien Market)                                      27,800            156
Land & House (Alien Market)                            5,500             90
Siam Cement Co. (Alien Market)                         2,450            136
Siam Commercial Bank (Alien Market)                   19,000            250
Thai Farmers Bank (Alien Market)                      19,200            194
                                                                   --------
                                                                      1,480
                                                                   --------

UNITED KINGDOM - 14.7%
Abbey National PLC                                   122,000          1,205
Airtours PLC                                         135,000            766
Allied Colloids PLC                                  252,000            521
Amersham International PLC                            10,000            138
Amstrad PLC                                           43,012            131
Argos PLC                                             78,290            724
Argyll Group PLC                                     374,863          1,980
ASDA-MFI Group PLC                                 1,394,059          2,403
Associated British Ports PLC                         122,000            548
B.A.T. Industries PLC                                232,958          2,051
BAA PLC                                               21,760            165
Barclays Bank PLC                                    151,000          1,731
BASS PLC                                             105,485          1,177
Berisford PLC                                         10,200             32
BICC PLC                                              66,000            282
BOC Group PLC                                         23,000            322
Boots Co. PLC                                         27,351            248
British Commonwealth Shipping
  PLC (a)(d)                                          30,000              0
British Aerospace PLC                                179,020          2,213
British Gas PLC                                      230,500            909
British Land Co. PLC                                  21,098            125
British Petroleum Co. PLC                            811,528          6,774
British Steel PLC                                    215,728            545
British Telecommunications PLC                       268,707          1,473
BTR PLC                                              257,866          1,314
Bunzl PLC                                             19,776             61
Burton Group PLC                                     170,772            357
Cable & Wireless PLC                                 193,360          1,384
Cadbury Schweppes PLC                                532,428          4,395
Caradon PLC                                          284,582            864
Carlton Communications PLC                             2,460             37
Charter PLC (Regd)                                     5,079             68
Chubb Security PLC                                   115,000            569
Coats Viyella PLC                                     57,000            154
Compass Group PLC                                     50,000            380
Costain Group PLC (a)                                136,502            151
Cowie Group PLC                                      119,375            534
Dalgety PLC                                           81,500            513
Dixon Group PLC                                       22,042            152
E D & F Man Group PLC                                140,000            302
East Midlands Electricity PLC                         46,880            485
Electrocomponents PLC                                 31,000            173
English China Clay PLC                                25,233            124
First Leisure Corp. PLC                              120,000            710
Forte PLC                                            306,306          1,572
General Electric Co. PLC                             238,044          1,309
GKN PLC                                               12,000            145
Glaxo Wellcome PLC                                   560,515          7,965
Glynwed International PLC                             75,200            373
Granada Group PLC                                    117,000          1,172
Grand Metropolitan PLC                               281,833          2,029


66  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Great Portland Estates PLC                            33,962       $     92
Great University Stores PLC                           42,816            455
Greenalls Group PLC                                   20,553            188
Guardian Royal Exchange PLC                          187,000            802
Guinness PLC                                         194,280          1,429
HSBC Holdings PLC                                     51,000            796
Hammerson Property PLC                                93,531            512
Hanson PLC                                           323,000            963
Heywood Williams Group PLC                            33,666            129
Hillsdown Holdings PLC                               306,739            810
Huntingdon International Holdings
  PLC - ADR (a)                                      117,800            648
Imperial Chemical Industries PLC                     121,548          1,439
Inchcape PLC                                          73,000            282
Invesco PLC                                          273,000          1,075
Kingfisher PLC                                       182,857          1,539
Ladbroke Group, Ltd. PLC                             408,730            930
Laing (John) PLC Class A NV                           82,800            354
LASMO PLC                                            173,240            468
London Clubs International                           100,000            655
London Electricity PLC                                64,720            576
London International Group PLC                        32,600             65
Lonrho PLC                                           230,287            629
Manchester United PLC                                125,000            377
Marks & Spencer PLC                                  122,323            855
MEPC PLC                                              97,221            596
MFI Furniture Group PLC                              133,100            331
Midlands Electric PLC                                  6,306             74
National Grid Group PLC (a)                          125,722            389
National Power PLC                                   131,995            921
National Westminster Bank PLC                        270,296          2,722
Northern Foods PLC                                    22,084             59
Ocean Group PLC                                        9,810             59
Pearson PLC                                           60,000            581
Pen & Orient DFD PLC                                  95,808            708
Pilkington Brothers PLC                              149,974            470
Pilkington PLC New (a)                                37,493            118
Polly Peck International
  Holdings PLC (a)(d)                                228,423              0
Powergen PLC                                          40,088            331
Provident Financial PLC                               52,000            661
Racal Electronics PLC                                256,000          1,131
Rank Organisation PLC                                 98,750            715
Reckitt & Colman PLC                                  64,275            711
Redland PLC                                           15,275             92
Reed International PLC                               118,940          1,813
Reuter's Holdings PLC                                119,206          1,091
Rexam PLC                                             65,000            357
Rolls-Royce PLC                                      255,370            746
Royal Bank of Scotland Group PLC                     107,000            974
RTZ Corp. PLC (Regd)                                 130,000          1,890
Sainsbury (J.) PLC                                   163,082            994
Scottish Hydro-Electric PLC                           60,000            335
Scottish Power PLC                                    21,253            122
Sears PLC                                            536,904            867
Securicor Group PLC Class A                            4,311             59
Shell Transportation & Trading
  PLC (Regd)                                         188,200          2,489
Smith & Nephew PLC                                    67,889            197
Smith (David S.) Holdings PLC                         96,000            423
SmithKline Beecham PLC Class A                       175,898          1,940
SmithKline Beecham/BEC Units PLC                     349,192          3,807
South West Water PLC                                  79,000            637
Spring Ram Corp. PLC                                  31,777             13
Stagecoach Holdings PLC                              140,000            772
Standard Chartered Bank Group PLC                     62,000            528
Storehouse PLC                                        27,200            141
Sun Alliance Group PLC                                77,000            447
T & N PLC                                            130,000            327
Tarmac, Ltd. PLC                                     452,845            724
Taylor Woodrow PLC                                   610,794          1,115
Tesco Store Holdings PLC                              95,463            440
Thorn EMI PLC                                         28,374            668
Tomkins PLC                                          371,500          1,624
Trafalgar House PLC (a)                              360,000            155
Trinity Holdings PLC                                 100,000            551
TSB Group PLC                                        208,208          1,072
Unilever PLC                                          30,375            624
United Biscuits PLC                                  120,587            478
United Newspaper, Ltd. PLC                            80,200            691
Vendome PLC                                           67,000            611
Vickers, Ltd. PLC                                     97,000            383
Vodafone Group PLC                                 1,106,500          3,970
Welsh Water PLC                                       37,333            449
Whitbread & Co. PLC                                   27,479            290
Willis Corroon Group PLC                             128,000            280
Wimpey (George), Ltd. PLC                             32,746             73
Wolseley PLC                                           1,340              9
WPP Group PLC                                        250,000            637
Yorkshire Electricity PLC                             42,300            439
Zeneca Group PLC                                      17,000            329
                                                                   --------
                                                                    117,073
                                                                   --------

TOTAL COMMON STOCKS
(cost $639,336)                                                     715,894
                                                                   --------

CONVERTIBLE PREFERRED STOCKS - 0.0%
AUSTRALIA - 0.0%
TNT, Ltd.                                             17,000             24
                                                                   --------
                                                                         24
                                                                   --------


                                                          International Fund  67

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

UNITED KINGDOM - 0.0%
Trafalgar House PLC (a)                              205,000       $    175
                                                                   --------
                                                                        175
                                                                   --------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $377)                                                             199
                                                                   --------

PREFERRED STOCKS - 1.0%
AUSTRALIA - 0.2%
News Corp., Ltd.                                     134,802            630
Sydney Harbour Casino Holdings, Ltd. (a)             704,564            891
                                                                   --------
                                                                      1,521
                                                                   --------

AUSTRIA - 0.0%
Bau Holdings AG                                        2,200             83
Creditanstalt Bankverein                               3,475            179
EA Generali AG                                           300             48
Z Landerbank Bank Austria                              1,681             80
                                                                   --------
                                                                        390
                                                                   --------

BRAZIL - 0.2%
Banco Bradesco SA NPV                             35,410,375            310
Banco Itau SA (Regd)                                 301,000             84
Brahma (cia Cervej) NPV                              622,229            256
Brasmotor SA NPV                                     529,000            105
CEMIG SA                                           6,778,050            150
Cim Port Itau (Cia)                                  507,000            121
Coteminas (Cia Tec) NPV                              371,000            124
Lojas Americanas NPV                               5,224,000            123
Petrol Brasileiros                                 1,158,000             99
Telec SP Telesp NPV                                1,443,753            212
Telecomunicacoes Brasileiras NPV                     110,018              5
Uniao de Bancos Brasileiros NPV                    2,488,000             97
Usiminas Uni Sd Mg NPV                           181,000,000            147
                                                                   --------
                                                                      1,833
                                                                   --------

FRANCE - 0.0%
Legrand                                                1,450            145
                                                                   --------
                                                                        145
                                                                   --------

GERMANY - 0.5%
Bayer Motoren Werk                                       900            324
Escada AG                                                500             87
Fag Kugelfischer (a)                                     700             87
Fielmann AG                                            1,348             69
GEA AG                                                   840            258
Henkel                                                   600            226
Hornbach Holding AG                                    2,890            252
Hugo Boss                                                250            208
Jungheinrich                                             900            128
Krones AG NV                                           1,330            528
Lufthansa AG NV                                        1,400            183
Porsche AG (a)                                         1,025            532
RWE AG NV                                                700            195
SAP AG                                                 1,000            151
Wella AG                                                 750            404
                                                                   --------
                                                                      3,632
                                                                   --------

ITALY - 0.1%
Autostrade Conc. SPA                                 145,000            159
Fiat SPA (Priv)                                      232,000            424
                                                                   --------
                                                                        583
                                                                   --------

NETHERLANDS - 0.0%
International Nederlanden CVA                          2,901             15
                                                                   --------
                                                                         15
                                                                   --------

TOTAL PREFERRED STOCKS
(cost $8,417)                                                         8,119
                                                                   --------


                                                    PRINICPAL
                                                     AMOUNT
                                                      (000)
                                                    ---------

LONG-TERM INVESTMENTS - 0.8%
BELGIUM - 0.0%
Kredietbank (conv.)
  5.750% due 12/31/03                          BEF     1,500             60
                                                                   --------
                                                                         60
                                                                   --------

FRANCE - 0.0%
Michelin (Cie Gle)(conv.)
  2.500% due 01/01/01                          FRF       235            126
                                                                   --------
                                                                        126
                                                                   --------

ITALY - 0.0%
Danieli & Co.
  7.250% due 01/01/00                          ITL    30,120             17
                                                                   --------
                                                                         17
                                                                   --------

JAPAN - 0.7%
Bank of Tokyo - Cayman Finance, Ltd.
  (Perpetual Maturity)
  4.250% due 12/31/99                          JPY   300,000          4,010


68  International Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                    PRINCIPAL       MARKET
                                                     AMOUNT          VALUE
                                                      (000)          (000)
                                                     ------         ------

Hitachi, Ltd. (conv.)
  2.700% due 03/31/97                                 50,000       $    620
Izumiya Co. (conv.)
  0.800% due 08/31/99                                 40,000            453
Yamanouchi Pharmacutical (conv.)
  1.250% due 03/31/14                                 30,000            335
                                                                   --------
                                                                      5,418
                                                                   --------

SWITZERLAND - 0.1%
Sandoz Capital (conv.)
  1.250% due 10/23/02                          CHF       755            740
                                                                   --------
                                                                        740
                                                                   --------

TOTAL LONG-TERM INVESTMENTS
(cost $5,689)                                                         6,361
                                                                   --------

SHORT-TERM INVESTMENTS - 6.5%
UNITED STATES - 6.5%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)               $51,392         51,392
                                                                   --------

TOTAL SHORT-TERM INVESTMENTS
(cost $51,392)                                                       51,392
                                                                   --------

TOTAL INVESTMENTS
(identified cost $705,211)(c) - 98.1%                               781,965

Other Assets and Liabilities,
Net - 1.9%                                                           14,812
                                                                   --------

Net Assets - 100.0%                                                $796,777
                                                                   --------
                                                                   --------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $709,031 and net unrealized appreciation for all securities was $72,934. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $112,683 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $39,749.
(d) Securities are currently undergoing bankruptcy proceedings and present negligible market value.



         The accompanyng notes are an integral part of the financial statements.


                                                          International Fund  69

INTERNATIONAL FUND

December 31, 1995



                                                                  UNREALIZED
                                                     NUMBER      APPRECIATION
                                                       OF        (DEPRECIATION)
                                                    CONTRACTS        (000)
                                                    ---------    -------------

FUTURES CONTRACTS
(Notes 2 and 3)

All-Ordinaries Index
  Futures Contracts (Australia)
  expiration date 03/96                                   53       $     (8)
CAC - 40 Index
  Futures Contracts (France)
  expiration date 03/96                                   45             48
DAX - 30 Index
  Futures Contracts (Germany)
  expiration date 03/96                                   22            (42)
FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 03/96                                  108            191
Hang Seng Index
  Futures Contracts (Hong Kong)
  expiration date 01/96                                   30             33
TOPIX Index
  Futures Contracts (Japan)
  expiration date 03/96                                  169          1,112
                                                                   --------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                          $1,334
                                                                   --------
                                                                   --------


(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $5,500 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.


                                                     % OF           MARKET
                                                      NET            VALUE
        INDUSTRY DIVERSIFICATION                     ASSETS          (000)
---------------------------------------------        ------         ------

Basic Industries                                         7.7%      $ 62,361
Capital Goods                                            8.3         66,115
Consumer Basics                                         11.4         90,951
Consumer Durable Goods                                   6.7         54,052
Consumer Non-Durables                                    6.1         48,481
Consumer Services                                        2.2         17,499
Energy                                                   4.7         37,099
Finance                                                 17.5        139,252
General Business                                         5.4         42,870
Miscellaneous                                            6.6         52,726
Shelter                                                  3.0         23,661
Technology                                               3.8         30,005
Transportation                                           1.6         12,624
Utilities                                                5.8         46,516
Long-Term Investments                                    0.8          6,361
Short-Term Investments                                   6.5         51,392
                                                       -----       --------
Total Investments                                       98.1        781,965
Other Assets and Liabilities, Net                        1.9         14,812
                                                       -----       --------
NET ASSETS                                             100.0%      $796,777
                                                       -----       --------
                                                       -----       --------


                                                     % OF           MARKET
                                                      NET            VALUE
      GEOGRAPHIC DIVERSIFICATION                     ASSETS          (000)
---------------------------------------------        ------         ------

Japan                                                   32.6%      $259,709
Europe                                                  29.8        237,819
United Kingdom                                          14.7        117,248
Pacific Basin                                           12.7        101,322
Latin America                                            1.1          8,925
Other                                                    0.7          5,550
Short-Term Investments                                   6.5         51,392
                                                       -----       --------
Total Investments                                       98.1        781,965
Other Assets and Liabilities, Net                        1.9         14,812
                                                       -----       --------
NET ASSETS                                             100.0%      $796,777
                                                       -----       --------
                                                       -----       --------


        The accompanying notes are an integral part of the financial statements.


70  International Fund

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995



ASSETS
  Investments at market (identified cost $705,211,065)(Note 2) . . . . . . . . . . . . . . . . . . . . .         $781,964,629
  Foreign currency holdings (identified cost $9,106,291) . . . . . . . . . . . . . . . . . . . . . . . .            9,103,186
  Closed forward foreign currency exchange contracts (Notes 2) . . . . . . . . . . . . . . . . . . . . .              197,762
  Forward foreign currency exchange contracts (cost $79,426,839)(Notes 2 and 6). . . . . . . . . . . . .           79,164,344
  Foreign currency exchange spot contracts (cost $1,346,275)(Notes 2 and 6). . . . . . . . . . . . . . .            1,346,318
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,491,584
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,985,698
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,641,999
    Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              818,795
  Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . .            3,002,656
                                                                                                                 ------------
LIABILITIES                                                                                                       886,716,971
  Payables:
    Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 4,733,232
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .             912,177
    Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . . . . . .              17,420
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . . . . . .             497,365
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . . . . . .              29,250
    Other accrued expenses and payables. . . . . . . . . . . . . . . . . . . . .             346,864
    Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . .              42,052
  Forward foreign currency exchange contracts
   (cost $79,426,839)(Notes 2 and 6) . . . . . . . . . . . . . . . . . . . . . .          79,012,309
  Foreign currency exchange spot contracts
   (cost $1,346,275)(Notes 2 and 6). . . . . . . . . . . . . . . . . . . . . . .           1,346,275
  Collateral on securities loaned, at market (Note 3). . . . . . . . . . . . . .           3,002,656               89,939,600
                                                                                         -----------             ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $796,777,371
                                                                                                                 ------------
                                                                                                                 ------------

NET ASSETS CONSIST OF:
  Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . .         $ (1,712,195)
  Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,767,904
  Unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           76,753,564
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,333,509
    Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              166,391
  Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              219,723
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          717,248,475
                                                                                                                 ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $796,777,371
                                                                                                                 ------------
                                                                                                                 ------------

Net asset value, offering and redemption price per share
  ($796,777,371 divided by 21,972,311 shares of $.01 par value
   shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $36.26
                                                                                                                 ------------
                                                                                                                 ------------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  71

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995



INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $15,086,070
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,486,830
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              596,498
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,929,738)
                                                                                                                  -----------
                                                                                                                   16,239,660

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 4,112,338
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,707,729
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             176,515
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .             167,632
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,770
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,980
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,563
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              72,351
                                                                                         -----------
  Expenses before waivers. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,332,878
  Expenses waived by Manager . . . . . . . . . . . . . . . . . . . . . . . . . . .           (85,558)               6,247,320
                                                                                         -----------              -----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,992,340
                                                                                                                  -----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,276,750
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,053,963
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              145,258
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           39,783,487
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,333,509
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              479,806
                                                                                                                  -----------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           66,072,773
                                                                                                                  -----------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .          $76,065,113
                                                                                                                  -----------
                                                                                                                  -----------



        The accompanying notes are an integral part of the financial statements.


72  International Fund

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 1995                1994
                                                                                             ------------        ------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  9,992,340        $ 10,243,257
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,276,750          68,826,701
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,053,963                  --
    Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . .              145,258          (3,059,016)
  Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           39,783,487         (45,373,352)
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,333,509                  --
    Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . .              479,806          (1,153,948)
                                                                                             ------------        ------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .           76,065,113          29,483,642

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (13,261,547)         (5,968,486)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .           (1,712,195)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .          (19,789,300)        (71,880,739)
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . . . .                   --          (4,442,348)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .           81,295,220         164,491,211
                                                                                             ------------        ------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .          122,597,291         111,683,280
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .          674,180,080         562,496,800
                                                                                             ------------        ------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net
  investment income of $1,712,195 and undistributed
  net investment income of $453,074, respectively) . . . . . . . . . . . . . . . . .         $796,777,371        $674,180,080
                                                                                             ------------        ------------
                                                                                             ------------        ------------

                                                                   1995                                    1994
                                                       ------------------------------          ------------------------------
                                                         SHARES            AMOUNT                SHARES            AMOUNT
                                                       ----------       -------------          ----------       -------------

FUND SHARE TRANSACTIONS

Fund shares sold . . . . . . . . . . . . . .            7,634,975        $268,170,784           6,138,023        $236,514,257
Fund shares issued to shareholders
 in reinvestments of distributions . . . . .              885,952          31,552,805           2,266,373          76,306,494
Fund shares redeemed . . . . . . . . . . . .           (6,215,446)       (218,428,369)         (3,802,087)       (148,329,540)
                                                       ----------       -------------          ----------       -------------
Net increase (decrease). . . . . . . . . . .            2,305,481       $  81,295,220           4,602,309       $ 164,491,211
                                                       ----------       -------------          ----------       -------------
                                                       ----------       -------------          ----------       -------------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  73

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.



                                                                                1995      1994      1993      1992      1991
                                                                              -------   -------   -------   -------   -------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . .    $ 34.28   $ 37.34   $ 28.92   $ 31.96   $ 29.18
                                                                              -------   -------   -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .        .48       .61       .58       .67       .73
  Net realized and unrealized gain (loss) on investments (a) . . . . . . .       3.16       .65      9.63     (2.62)     3.16
                                                                              -------   -------   -------   -------   -------

  Total Income From Investment Operations. . . . . . . . . . . . . . . . .       3.64      1.26     10.21     (1.95)     3.89
                                                                              -------   -------   -------   -------   -------

DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .       (.64)     (.36)     (.57)     (.67)     (.80)
  In excess of net investment income . . . . . . . . . . . . . . . . . . .       (.08)       --      (.16)       --        --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . .       (.94)    (3.73)    (1.06)     (.42)     (.31)
  In excess of net realized gain on investments. . . . . . . . . . . . . .         --      (.23)       --        --        --
                                                                              -------   -------   -------   -------   -------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . .      (1.66)    (4.32)    (1.79)    (1.09)    (1.11)
                                                                              -------   -------   -------   -------   -------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . .    $ 36.26   $ 34.28   $ 37.34   $ 28.92   $ 31.96
                                                                              -------   -------   -------   -------   -------
                                                                              -------   -------   -------   -------   -------

TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . .      10.71      5.38     35.56     (6.11)    13.47

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses net to average net assets (b) . . . . . . . . . . . .        .88       .32       .39       .45       .48
  Operating expenses gross to average net assets (b) . . . . . . . . . . .        .89       .34       .41       .46       .48
  Net investment income to average net assets (b). . . . . . . . . . . . .       1.41      1.63      1.83      2.46      2.61
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . . .      36.78     71.09     62.04     48.99     53.13
  Net assets end of year ($000 omitted). . . . . . . . . . . . . . . . . .    796,777   674,180   562,497   348,869   252,828
  Per share amount of fees waived ($ omitted). . . . . . . . . . . . . . .      .0041     .0093     .0091     .0030        --


(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.024 per share.
(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.


74  International Fund

INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                         [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

 YEARLY PERIODS
ENDED DECEMBER 31   INTERNATIONAL     MSCI EAFE **
-----------------   -------------     ------------
  Inception*           $10,000           $10,000
     1986              $16,005           $16,994
     1987              $18,312           $21,231
     1988              $21,999           $27,301
     1989              $27,292           $30,249
     1990              $22,942           $23,233
     1991              $26,033           $26,136
     1992              $24,444           $23,039
     1993              $33,136           $30,629
     1994              $34,919           $33,097
     1995              $38,657           $36,921


International Fund

PERIODS ENDED             GROWTH OF             TOTAL
  12/31/95                 $10,000             RETURN
-------------             --------             -------
1 Year                     $11,071              10.71%
5 Years                    $16,850              10.99% ***
10 Years                   $38,657              14.47% ***

MSCI EAFE Index

PERIODS ENDED             GROWTH OF             TOTAL
  12/31/95                 $10,000             RETURN
-------------             --------             -------
1 Year                     $11,155              11.55%
5 Years                    $15,892               9.71% ***
10 Years                   $36,921              13.95% ***

  *  Assumes initial investment on January 1, 1986.

 ** Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

***  Annualized.


INTERNATIONAL FUND returned 10.7% for 1995, trailing the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index return of 11.6%. The portfolio was managed in a manner consistent with its objective to provide favorable total return with reduced volatility using a multi-style, multi-manager strategy. The Fund offers a high degree of diversification among countries and currencies, which typically results in a low correlation with US equities and reduced portfolio volatility.

Non-US markets lagged the US market by a wide margin in most cases during 1995. The Swiss market was the one notable exception, with a return of over 42%, including a 14% appreciation of the Swiss franc over the dollar. Japan was the weakest market, down over 1% for the year, as it continued to struggle with an economic recession and banking sector woes. The Fund was underweighted in Swiss stocks for most of 1995 and also underweighted in large Japanese banks late in the year. Both were factors in the Fund trailing the index.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                          International Fund  75

FIXED INCOME I FUND
STATEMENT OF NET ASSETS
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
LONG-TERM INVESTMENTS - 97.0%
ASSET-BACKED SECURITIES - 6.5%
Advanta Home Equity Loan Trust
    9.000% due 02/25/06                        $107            $111
Case Equipment Loan Trust
  Series 1995-B Class A3
    6.150% due 09/15/02                       2,950           2,981
Chevy Chase Auto Receivables Trust
  Series 1995-2 Class A
    5.800% due 06/15/02                       1,265           1,268
Contimortgage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1995-1 Class A2-A
    8.600% due 06/15/25                         625             652
Daimler-Benz Auto Grantor Trust
  Series 1995-A Class A
    5.850% due 05/15/02                         798             801
Discover Card Trust
  Series 1991 Class F-A
    7.850% due 11/21/00                         765             804
  Series 1992-B Class A
    6.800% due 06/16/00                         115             118
DR Structured Finance Corp.
  Series 1994-K1 Class A-1
    7.600% due 08/15/07                         710             447
Federal Housing Authority: Project Citi 68
  Mortgage Pass-thru Certificate
    7.430% due 06/27/21                       1,707           1,731
First Chicago Master Trust II Credit Card
  Certificates Series 1994-L
    7.150% due 04/15/01                       3,895           4,090
Green Tree Financial Corp.
  Series 1994-7 Class A-2
    7.600% due 03/15/20                       3,390           3,458
  Series 1995-A Class A
    7.250% due 07/15/05                         600             608
Greenwich Capital Acceptance, Inc.
  Mortgage Pass-thru Certificate
  Series 1993 Class LB-1
    7.460% due 04/25/23 (c)                   1,470           1,482
Lehman Pass-thru Securities, Inc.
  Series 1991-2 Class A-1
    8.000% due 03/20/99                         189             194
Premier Auto Trust
  Series 1994-4 Class A-5
    6.650% due 08/15/00                       2,570           2,618
Resolution Trust Corp.
  Mortgage Pass-thru Certificates
  Series 1992-C2 Class A-1
    9.000% due 10/25/22                         $83             $85
  Series 1992-M2 Class A-4
    8.465% due 03/25/20                          56              56
  Series 1994-C1 Class D
    8.000% due 06/25/26                         428             437
  Series 1994-C2 Class D
    8.000% due 04/25/25                         293             299
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                     400             397
Salomon Brothers
  Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16 Class
    7.790% due 11/25/24 (c)                   3,785           3,884
Sears Mortgage Securities Corp.
  Series 1992 Class A
    7.587% due 10/25/22 (c)                   3,976           4,016
Sears Savings Bank
Mortgage Pass-thru Certificate
  Series 1992-A Class A
    8.700% due 05/25/32 (c)                   1,258           1,257
Standard Credit Card Master Trust I
  Series 1995-10 Class A
    5.900% due 02/07/01                       2,215           2,236
  Series 1995-8 Class A
    6.700% due 09/07/02                       4,330           4,415
Wal Mart Stores, Inc.
  Series 1994-B3
    8.800% due 12/30/14                         360             427
World Omni Automobile
  Lease Securitization Trust
  Series 1995-A Class A
    6.050% due 11/25/01                       2,675           2,691
                                                           ---------
                                                             41,563
                                                           ---------
CORPORATE BONDS AND NOTES - 15.9%
American Brands, Inc.
    8.625% due 11/15/21                         500             603
American Express Co.
    8.500% due 08/15/01                          45              51

                                                        Fixed Income I Fund  77

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
American General Finance Corp.
    8.250% due 01/15/98                    $    705        $    740
    7.250% due 03/01/98                         365             377
    8.500% due 08/15/98                         375             401
AMR Corp.
    9.500% due 05/15/01                         250             283
Analog Devices, Inc.
    6.625% due 03/01/00                         225             228
Appalachian Power Co. (MTN)
    8.500% due 12/01/22                         330             400
Aristar, Inc.
    6.300% due 07/15/00                         190             193
Associates Corp. of North America
    6.250% due 03/15/99                       1,520           1,544
AT&T Corp.
    8.625% due 12/01/31                         440             512
Atlantic Richfield Co.
    9.125% due 08/01/31                         310             407
AVCO Financial Services, Inc.
    7.250% due 07/15/99                         415             434
    8.500% due 10/15/99                         655             712
Bank of New York, Inc.
    7.875% due 11/15/02                         500             550
Bank One, Columbus, Ohio
    7.375% due 12/01/02                         195             206
BankAmerica Corp.
    6.850% due 03/01/03                         425             442
Barnett Bank, Inc.
    6.900% due 09/01/05                         475             495
Bear Stearns Co., Inc.
    6.750% due 08/15/00                         775             797
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                         645             810
BellSouth Telecommunications
    7.625% due 05/15/35                         155             165
Beneficial Corp.
    8.400% due 05/15/08                         757             924
C.I.T. Group Holdings, Inc. (MTN)
    7.000% due 09/30/97                       1,030           1,055
Case Corp.
    7.250% due 08/01/05                         395             417
Caterpillar Financial Services (MTN)
    9.500% due 02/06/07                          80             100
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                         280             309
Champion International Corp.
    7.700% due 12/15/99                         655             694
Chemical Banking Corp.
    10.375% due 03/15/99                        260             292
    10.125% due 11/01/00                        250             293
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                         405             507
Chevron Corp. Profit Sharing
  Savings Plan Trust Fund
    8.110% due 12/01/04                         385             427
Chrysler Financial Corp.
    9.500% due 12/15/99                         445             500
Citicorp
    7.125% due 06/01/03                          75              79
    9.500% due 02/01/02                         195             228
Coastal Corp.
    10.375% due 10/01/00                        195             228
Coca-Cola Enterprises, Inc.
    8.500% due 02/01/22                         450             539
Commercial Credit Group, Inc.
    5.750% due 07/15/00                         255             254
    8.700% due 06/15/10                         795             987
Commonwealth Edison Co. Series 85
    7.375% due 09/15/02                       1,120           1,184
Connecticut Light & Power Co.
    7.875% due 10/01/24                         775             894
Consolidated Natural Gas Co.
    8.625% due 12/01/11                         345             364
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
    6.760% due 05/25/15                         614             632
CoreStates Capital Corp.
    5.875% due 10/15/03                         290             281
CSFB Finance Co., Ltd.
  Series 1995-A Class A
    7.000% due 11/15/05                         450             449
Dayton Hudson Corp. (MTN)
    9.350% due 06/16/20                         485             589
Discover Credit Corp. (MTN)
    8.350% due 04/27/99                         465             497
Dole Food Co., Inc.
    6.750% due 07/15/00                         280             283
Duke Power Co.
    7.000% due 07/01/33                       1,030           1,041

78 Fixed Income I Fund

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
Eaton Corp.
    7.000% due 04/01/11                    $    545        $    543
Equitable Life Assurance Society
    6.950% due 12/01/05                         925             939
    7.700% due 12/01/15                         975             992
ERP Operating, L.P.
    8.500% due 05/15/99                         725             768
Evans Whitycombe Trust
  Series 1994 Class A-1
    7.980% due 08/01/01                         500             539
Federal Express Corp.
  Series 1993 Class B1
    6.680% due 01/01/08                         725             727
First Chicago Corp.
    8.875% due 03/15/02                         600             683
First Fidelity Bancorp
    9.625% due 08/15/99                         415             466
First Interstate Bancorp (MTN)
    9.375% due 01/23/02                         225             259
First National Bank of Boston
    8.375% due 12/15/02                         750             839
First Union Corp.
    6.550% due 10/15/35                       1,950           2,028
First USA Bank
    5.750% due 01/15/99                         975             972
Fleet Financial Group, Inc.
    8.125% due 07/01/04                         675             754
Ford Motor Credit Co.
    7.750% due 10/01/99                       1,870           1,986
Ford Motor Credit Co. (MTN) CMS Floater
    4.820% due 07/12/96 (c)                     375             373
Franchise Finance Corp.
    7.000% due 11/30/00                         750             753
General Electric Capital Corp.
    8.300% due 09/20/09                         470             561
General Motors Acceptance Corp.
    6.625% due 10/01/02                       1,845           1,896
General Motors Acceptance Corp. (MTN)
    8.000% due 12/05/96                       5,000           5,113
Georgia-Pacific Corp.
    7.375% due 12/01/25                         460             459
Goldman Sachs Group, L.P.
    6.875% due 09/15/99                         825             844
    6.375% due 06/15/00                         415             420
    6.200% due 12/15/00                         725             727
Hanson America, Inc. (conv.)
    2.390% due 03/01/01                         725             602
Hertz Corp.
    7.000% due 04/15/01                         850             888
    9.000% due 11/01/09                         390             481
Household Finance Corp.
    6.375% due 06/30/00                         750             764
Integra Financial Corp.
    6.500% due 04/15/00                         850             867
International Lease Finance Corp.
    5.750% due 01/15/99                         685             686
International Paper Co.
    9.400% due 06/01/02                         600             706
ITT Financial Corp.
    7.400% due 11/15/25                         640             672
ITT Financial Corp. New
    6.250% due 11/15/00                         420             424
Liberty Mutual Insurance Co.
    8.200% due 05/04/07                         750             833
Martin Marietta Corp.
    7.000% due 03/15/11                         325             325
Merry Land & Investment, Inc.
    6.875% due 11/01/03                         175             178
    7.250% due 06/15/05                         800             824
Minnesota Mutual Life Insurance Co.
    8.250% due 09/15/25                         800             872
Motorola, Inc.
    7.500% due 05/15/25                         375             423
Nabisco, Inc.
    6.700% due 06/15/02                         325             331
NationsBank Corp.
    6.625% due 01/15/98                         250             255
New England Mutual Life Insurance Co.
    7.875% due 02/15/24                         750             775
New England Power Co. Series U
    8.000% due 08/01/22                         115             125
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                         430             506
News America Holdings, Inc.
    7.700% due 10/30/25                       1,250           1,278
Noranda, Inc.
    8.625% due 07/15/02                         115             130
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                         330             372
Norwest Corp. (MTN)
    6.375% due 09/15/02                         650             664
Norwest Financial, Inc.
    6.250% due 11/01/02                         425             432

                                                       Fixed Income I Fund  79

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
NWA Trust Series B
    10.230% due 06/21/14                    $   634          $  740
NYNEX Corp.
    9.550% due 05/01/10                         655             769
Occidental Petroleum Corp.
    10.125% due 11/15/01                        255             305
Occidental Petroleum Corp. (MTN)
    8.500% due 11/09/01                         295             331
Pennsylvania Power & Light Co.
    6.875% due 03/01/04                       1,200           1,252
Pennzoil Co.
    10.125% due 11/15/09                        215             272
PepsiCo, Inc.
    7.625% due 12/18/98                         360             380
Philip Morris Cos., Inc.
    8.750% due 06/01/01                         865             968
Phillips Petroleum Co.
    9.375% due 02/15/11                          90             113
Pitney Bowes Credit Corp.
    8.550% due 09/15/09                         780             943
Praxair, Inc.
    6.850% due 06/15/05                         680             706
Procter & Gamble Co.
    8.000% due 10/26/29                         220             263
Procter & Gamble Co.
  Sharing ESOP Series A
    9.360% due 01/01/21                         450             575
Ralston Purina Co.
    7.875% due 06/15/25                         720             784
Republic New York Corp.
    9.750% due 12/01/00                         130             151
    8.250% due 11/01/01                         240             267
RJR Nabisco, Inc.
    8.625% due 12/01/02                         805             839
Rockwell International Corp.
    8.875% due 09/15/99                         300             331
Salomon, Inc.
    7.000% due 01/20/98                         850             860
Salomon, Inc. (MTN)
    6.360% due 04/01/98                         575             576
    6.820% due 07/26/99                         100             101
Seagram Co., Ltd.
    8.350% due 01/15/22                         740             862
Shopping Center Associates
    6.750% due 01/15/04                         750             748
SKW Real Estate, L.P. Class C
    7.450% due 04/15/03                         775             778
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                         775             831
Southern California Edison Co.
  Series 1986-C
    8.625% due 04/15/19                         405             427
System Energy Resources, Inc.
    6.000% due 04/01/98                         800             801
Taubman Realty Group, L.P.
    8.000% due 06/15/99                         725             760
Tenneco, Inc.
    10.000% due 03/15/08                        525             675
Texaco Capital, Inc.
    9.750% due 03/15/20                         225             308
    8.875% due 09/01/21                         440             561
Texas Utilities Electric Co.
    9.500% due 08/01/99                       1,370           1,511
Time Warner Entertainment Co., L.P.
    10.150% due 05/01/12                        400             496
    8.375% due 07/15/33                       5,625           6,003
Time Warner, Inc.
    6.835% due 08/15/00 (c)                     750             754
    7.975% due 08/15/04                         450             477
    8.110% due 08/15/06                         900             958
    8.180% due 08/15/07                         900             967
Transamerica Financial Corp.
    8.375% due 02/15/98                         360             380
Transamerica Financial Corp. (MTN)
    8.900% due 02/15/96                         685             687
U.S. Bancorp of Oregon
    7.000% due 03/15/03                          90              94
Union Carbide Chemicals & Plastics
    7.875% due 04/01/23                         710             790
Union Oil Co. (MTN)
    9.400% due 02/15/11                         390             490
United Airlines, Inc.
    10.250% due 07/15/21                      3,000           3,754
United Technologies Corp.
    8.750% due 03/01/21                         445             555
US West Communications, Inc.
    7.250% due 10/15/35                         715             745
Virginia Electric & Power Co.
    8.750% due 04/01/21                         335             400
Wachovia Corp. New
    6.800% due 06/01/05                         280             292
Weyerhaeuser Co.
    8.500% due 01/15/25                         625             768
Whirlpool Corp.
    9.500% due 06/15/00                         400             455
                                                          ---------
                                                            101,304
                                                          ---------

80  Fixed Income I Fund

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
MORTGAGE-BACKED SECURITIES - 36.6%
Citicorp Mortgage Securities, Inc.
  Series 1987-2 Class A-1
    8.500% due 04/01/02                     $ 3,515         $ 3,597
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group #14-1607 8.000% due 08/01/18             82              84
  Group #17-0164 9.000% due 05/01/16            191             202
  Group #17-0170 9.000% due 06/01/16            173             183
  Group #17-0171 9.000% due 06/01/16            358             378
  Group #17-0181 9.000% due 08/01/16             90              95
  Group #17-0195 9.000% due 10/01/16            425             449
  Group #17-0196 9.000% due 10/01/16            272             287
  Group #17-0197 9.000% due 10/01/16            559             590
  Group #17-0204 9.000% due 11/01/16            128             135
  Group #17-0208 9.000% due 12/01/16            134             142
  Group #26-0607 12.000% due 06/01/14           247             279
  Group #27-8582 9.000% due 10/01/16             48              51
  Group #28-4634 9.000% due 01/01/17              2               3
  Group #30-0025 12.500% due 04/01/16           418             478
  Group #30-5382 9.000% due 12/01/17            116             122
  Group #A0-0690 9.000% due 02/01/20          2,236           2,375
  Group #C0-0413 8.000% due 08/01/25            133             137
  Group #D5-2246 7.000% due 04/01/24            267             269
  Group #D5-3905 7.500% due 06/01/24            300             307
  Group #D6-0224 9.000% due 05/01/25            175             184
  Group #D6-0678 8.000% due 06/01/25          1,832           1,898
  Group #D6-1491 8.000% due 06/01/25          1,999           2,072
  Group #D6-1887 8.000% due 07/01/25          1,804           1,869
  Group #D6-2110 8.000% due 07/01/25          2,031           2,105
  Group #D6-2114 8.000% due 07/01/25            362             375
  Group #D6-2134 8.000% due 07/01/25            892             924
  Group #D6-2156 8.000% due 07/01/25          1,821           1,887
  Group #D6-2913 8.000% due 08/01/25          2,001           2,074
  Group #D6-3976 7.000% due 09/01/25            444             448
  Group #E0-0333 8.000% due 08/01/09            288             299
  Group #E2-0123 7.500% due 08/01/09            328             338
  Group #E2-0145 7.500% due 11/01/09 (c)        248             255
  Group #E2-0153 8.000% due 01/01/10            101             104
  Group #E4-7089 7.000% due 05/01/08            237             242
  Group #E4-8842 7.000% due 07/01/08            282             287
  Group #E5-6830 6.500% due 02/01/09            431             434
  Group #E5-6953 6.500% due 02/01/09             65              66
  Group #E5-9472 7.500% due 08/01/09            148             152
  Group #E5-9494 7.000% due 08/01/09            532             543
  Group #E5-9512 7.500% due 08/01/09            185             190
  Group #E5-9554 7.500% due 08/01/09            803             826
  Group #E5-9577 7.500% due 09/01/09            542             557
  Group #E5-9921 7.500% due 11/01/09            125             128
  Group #E5-9923 7.500% due 11/01/09            424             437
  Group #E5-9926 7.500% due 11/01/09            146             150
  Group #E5-9932 7.500% due 11/01/09            323             332
  Group #E6-0172 8.000% due 02/01/10            642             665
  Group #E6-0173 8.000% due 02/01/10            341             353
  Group #E6-0194 8.000% due 03/01/10            243             251
  Group #G1-0239 7.000% due 07/01/09             22              23
  Group #M1-1773 7.500% due 03/01/97            425             431
  Group #M1-3104 7.000% due 03/01/97            181             184
  Group #M1-3357 7.500% due 04/01/97            605             612
  Group #M1-3486 7.500% due 04/01/97            104             105
  Group #M1-4825 7.000% due 08/01/97             18              19
  Group #M1-9003 7.000% due 04/01/97            336             342
  Group #M1-9073 7.500% due 11/01/97            270             274
  Pool #  E60386  8.000% due 04/01/10           111             115
Federal Home Loan Mortgage Corp.
  Series K Class K-5
    7.760% due 05/01/12                       2,677           2,677
Federal Home Loan Mortgage Corp.
    7.500% 7 Year TBA (b)                       490             502
    6.500% 15 Year TBA (b)                    9,710           9,762
    7.000% 30 Year TBA (b)                   26,820          27,063
    7.500% 30 Year TBA (b)                    6,855           7,029
    8.000% 30 Year TBA (b)                   10,140          10,508
Federal National Mortgage Association
  Pool #040208 8.000% due 01/01/02                3               3
  Pool #040403 8.000% due 01/01/02                6               6
  Pool #040841 8.000% due 01/01/02              101             104
  Pool #041060 8.000% due 02/01/02              185             192
  Pool #042014 8.000% due 03/01/02               10              11
  Pool #042675 8.000% due 02/01/02               11              11
  Pool #043467 8.000% due 03/01/02               14              14
  Pool #046329 8.000% due 04/01/02                7               7
  Pool #047205 8.000% due 05/01/02               65              67
  Pool #047293 8.000% due 05/01/02               52              54
  Pool #047565 8.000% due 07/01/02               91              94
  Pool #047690 8.000% due 05/01/02                9              10
  Pool #048419 8.000% due 06/01/02               78              80
  Pool #048902 8.000% due 06/01/02              130             135
  Pool #049385 8.000% due 06/01/02               13              13
  Pool #049441 8.000% due 06/01/02                5               5
  Pool #050656 7.500% due 11/01/22              608             623
  Pool #050752 7.000% due 05/01/00              608             619
  Pool #050758 7.000% due 06/01/00              174             178
  Pool #050762 6.500% due 07/01/08              549             551
  Pool #050974 6.500% due 01/01/09            1,152           1,158
                                                       Fixed Income I Fund  81

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
  Pool #051057 8.000% due 06/01/02           $  102          $  106
  Pool #053628 8.000% due 07/01/02               89              92
  Pool #053865 8.000% due 07/01/02               38              39
  Pool #061217 8.000% due 05/01/03               19              19
  Pool #065408 8.000% due 09/01/18 (c)          421             436
  Pool #067922 8.000% due 07/01/03              408             423
  Pool #070424 8.000% due 06/01/02               15              16
  Pool #076261 8.000% due 12/01/03              245             254
  Pool #087274 8.000% due 08/01/04              148             154
  Pool #120778 8.000% due 03/01/17               83              87
  Pool #124542 7.000% due 11/01/99              913             929
  Pool #125335 7.500% due 06/01/24              289             296
  Pool #153690 8.000% due 07/01/02              295             306
  Pool #156065 8.000% due 09/01/02              399             413
  Pool #156799 8.000% due 03/01/05              197             204
  Pool #178066 7.000% due 09/01/99              440             448
  Pool #183514 8.000% due 08/01/22              324             336
  Pool #187852 10.500% due 08/01/10              11              12
  Pool #190506 6.500% due 12/01/08              810             814
  Pool #190962 6.500% due 07/01/09              492             495
  Pool #207010 6.500% due 04/01/09               35              35
  Pool #208101 6.500% due 05/01/00               99             100
  Pool #211454 7.000% due 05/01/00              190             193
  Pool #216515 6.500% due 06/01/08               56              57
  Pool #220817 6.500% due 06/01/08               29              29
  Pool #223595 6.500% due 07/01/08              101             101
  Pool #224716 6.500% due 07/01/23              230             228
  Pool #231502 7.000% due 10/01/23              410             414
  Pool #234968 6.500% due 09/01/08              230             231
  Pool #235710 7.000% due 11/25/23              505             509
  Pool #238372 7.000% due 11/25/23            1,786           1,800
  Pool #239803 7.000% due 11/25/23              285             287
  Pool #244216 7.500% due 02/01/24              715             733
  Pool #244286 7.000% due 05/01/24              350             353
  Pool #244370 7.000% due 11/25/23              966             974
  Pool #246161 7.000% due 11/25/23               92              93
  Pool #246197 7.000% due 11/25/23              545             550
  Pool #247337 7.000% due 11/01/23              946             953
  Pool #248444 6.500% due 05/01/09              201             202
  Pool #250009 6.500% due 04/01/09              922             926
  Pool #250030 7.000% due 05/01/24              429             433
  Pool #250155 8.500% due 12/01/24              300             313
  Pool #250179 7.500% due 11/01/24              678             695
  Pool #250345 7.000% due 08/01/01            2,006           2,023
  Pool #250350 7.500% due 10/01/25            1,772           1,816
  Pool #263021 6.500% due 05/01/09               58              58
  Pool #266371 6.500% due 01/01/01              389             394
  Pool #269791 6.500% due 05/01/09              389             391
  Pool #270990 6.500% due 02/01/01               49              49
  Pool #270992 6.500% due 02/01/01              297             300
  Pool #271758 7.500% due 09/01/23              876             898
  Pool #275276 7.500% due 06/01/24              327             335
  Pool #275277 7.500% due 06/01/24              430             440
  Pool #275290 7.000% due 06/01/24              436             439
  Pool #276075 6.500% due 04/01/09              632             635
  Pool #277550 6.500% due 04/01/09              344             346
  Pool #278623 8.500% due 08/01/24              965           1,008
  Pool #279004 7.000% due 04/01/24              246             248
  Pool #279137 6.500% due 05/01/09              505             507
  Pool #280352 6.500% due 05/01/09              277             278
  Pool #280980 6.500% due 05/01/09               46              46
  Pool #280984 6.500% due 05/01/09            1,813           1,822
  Pool #281297 6.500% due 05/01/09              447             449
  Pool #281298 6.500% due 05/01/09              287             289
  Pool #281439 6.500% due 04/01/09              292             293
  Pool #282305 7.000% due 05/01/24              660             665
  Pool #283040 6.500% due 05/01/09              447             449
  Pool #283486 6.500% due 05/01/09              487             489
  Pool #283947 7.500% due 06/01/24              234             240
  Pool #284279 7.000% due 05/01/24              485             489
  Pool #284451 6.500% due 05/01/09              467             469
  Pool #284577 6.500% due 05/01/09              824             828
  Pool #285147 7.000% due 06/01/24              830             837
  Pool #286112 7.000% due 06/01/24            1,906           1,921
  Pool #286978 7.000% due 06/01/24              452             456
  Pool #287464 6.500% due 06/01/09              432             434
  Pool #287716 7.500% due 09/01/24              710             727
  Pool #289234 6.500% due 06/01/09              695             698
  Pool #289660 7.500% due 08/01/24              214             219
  Pool #290876 7.500% due 07/01/24              751             769
  Pool #295187 6.500% due 09/01/09               60              61
  Pool #299256 8.500% due 12/01/24              231             242
  Pool #303555 7.000% due 09/01/25            2,008           2,025
  Pool #304260 8.500% due 01/01/25              378             394
  Pool #305563 8.500% due 01/01/25               70              73
  Pool #306227 8.500% due 02/01/25              203             212
  Pool #312495 7.000% due 07/01/25              697             703
  Pool #316786 7.000% due 07/01/25              737             743
  Pool #316938 7.000% due 07/01/25              345             348
  Pool #319622 7.000% due 08/01/25              806             813
  Pool #319647 7.000% due 08/01/25              252             254
  Pool #319761 7.000% due 08/01/25              629             634
  Pool #320080 7.000% due 08/01/25            2,003           2,019
  Pool #324205 7.000% due 09/01/25            2,267           2,285

82  Fixed Income I Fund

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
Federal National Mortgage Association
    7.500% 7 Year TBA (b)                   $   455         $   466
    7.000% 30 Year TBA (b)                    1,255           1,265
  GTD REMIC Trust 1991-48 Class G
    7.800% due 12/25/04                         548             549
  Principal Only Strip
    Zero Coupon due 03/25/04                    298             237
  REMIC Trust Series 1992-G36 Class A
    7.000% due 04/25/15                         915             925
  REMIC Trust Series 1993-89 Class Z
    7.000% due 06/25/23                       3,572           3,218
Government National Mortgage Association
  Pool #008528 6.500% due 10/20/24 (c)        4,677           4,774
  Pool #139796 9.500% due 03/15/16              128             138
  Pool #146110 9.500% due 05/15/16               34              36
  Pool #148211 9.500% due 02/15/16              140             151
  Pool #148618 8.500% due 08/15/16               21              23
  Pool #152577 9.000% due 10/15/16               97             104
  Pool #152837 9.000% due 10/15/16               50              54
  Pool #154592 9.000% due 04/15/16              280             299
  Pool #157439 9.000% due 05/15/16              232             247
  Pool #157532 8.500% due 07/15/16               57              60
  Pool #161209 9.000% due 08/15/16              209             223
  Pool #161412 9.000% due 05/15/16               51              55
  Pool #161598 9.000% due 06/15/16              137             147
  Pool #164705 9.000% due 09/15/16              496             529
  Pool #165541 8.500% due 07/15/16              158             167
  Pool #168336 9.000% due 08/15/20               28              30
  Pool #170864 8.500% due 01/15/17               19              20
  Pool #173346 9.000% due 10/15/16              141             151
  Pool #174110 8.500% due 11/15/16              407             432
  Pool #174840 9.000% due 10/15/16              234             250
  Pool #175753 9.000% due 10/15/16              120             128
  Pool #177139 9.000% due 11/15/16              121             129
  Pool #177163 9.000% due 10/15/16               75              80
  Pool #179721 10.500% due 09/15/20              66              74
  Pool #181250 9.000% due 11/15/16              139             149
  Pool #183409 8.500% due 10/15/16              229             242
  Pool #183690 8.500% due 01/15/17              139             148
  Pool #186658 9.000% due 11/15/16              327             349
  Pool #188014 9.000% due 12/15/16              172             184
  Pool #188459 8.500% due 05/15/17              128             136
  Pool #188531 8.500% due 05/15/17              118             125
  Pool #193313 9.000% due 11/15/16              247             263
  Pool #194421 8.500% due 01/15/17              164             174
  Pool #194842 9.000% due 11/15/16               12              13
  Pool #195538 9.000% due 11/15/16               59              63
  Pool #195910 8.500% due 12/15/16               89              94
  Pool #196528 8.500% due 02/15/17              299             317
  Pool #197003 8.500% due 02/15/17              108             114
  Pool #197387 8.500% due 01/15/17              555             589
  Pool #198202 8.500% due 01/15/17              194             205
  Pool #199668 8.500% due 02/15/17              262             277
  Pool #199686 8.000% due 03/15/17              178             187
  Pool #201206 8.500% due 02/15/17              220             233
  Pool #201795 8.500% due 02/15/17              162             172
  Pool #204153 8.500% due 01/15/17              173             184
  Pool #204268 8.500% due 02/15/17              173             184
  Pool #213265 8.500% due 03/15/17              209             221
  Pool #213365 8.000% due 04/15/17               31              33
  Pool #225968 8.500% due 07/15/17              231             245
  Pool #266892 7.000% due 06/15/23              344             348
  Pool #273024 10.500% due 08/15/20             106             118
  Pool #285402 10.500% due 05/15/20              53              60
  Pool #286050 9.000% due 09/15/20               25              27
  Pool #290338 10.500% due 06/15/20           1,175           1,315
  Pool #290680 10.500% due 08/15/20              83              93
  Pool #294919 10.500% due 09/15/20              23              26
  Pool #295408 10.500% due 08/15/20              66              74
  Pool #297998 10.500% due 11/15/20             146             164
  Pool #299159 10.500% due 11/15/20             188             211
  Pool #299683 10.500% due 11/15/20              42              48
  Pool #300795 10.500% due 12/15/20              91             102
  Pool #301683 10.500% due 01/15/21             147             165
  Pool #303754 9.000% due 12/15/21              776             825
  Pool #310003 9.000% due 07/15/21               26              27
  Pool #321967 7.000% due 05/15/23              335             340
  Pool #329174 7.500% due 05/15/07              130             134
  Pool #332559 7.000% due 04/15/23              127             128
  Pool #334930 7.500% due 08/15/23              771             793
  Pool #336092 7.000% due 09/15/23              132             133
  Pool #336136 7.000% due 04/15/23              117             118
  Pool #336166 7.000% due 02/15/23              294             298
  Pool #336917 7.000% due 05/15/23              709             718
  Pool #337344 7.000% due 08/15/23              341             345
  Pool #337419 7.000% due 06/15/23              478             484
  Pool #337470 7.000% due 07/15/23               91              92
  Pool #338364 7.500% due 12/15/22               45              47
  Pool #339059 7.000% due 10/15/23              339             343
  Pool #339637 7.500% due 04/01/23              540             556
  Pool #342398 7.000% due 06/15/23              492             499
  Pool #342805 7.000% due 06/15/23              115             117
  Pool #343557 7.000% due 05/15/23              343             347
  Pool #343608 7.000% due 05/15/23              250             253
  Pool #343620 7.000% due 06/15/23              548             555
  Pool #343632 7.000% due 07/15/23              346             351
                                                        Fixed Income I Fund  83

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
  Pool #345984 7.000% due 12/15/23           $   90          $   91
  Pool #346058 7.000% due 01/15/24              798             808
  Pool #346836 7.000% due 10/15/23              122             123
  Pool #347706 7.000% due 12/15/23              121             122
  Pool #348651 7.500% due 05/15/23              231             238
  Pool #348875 7.000% due 07/15/23              339             343
  Pool #348895 7.000% due 07/15/23              452             458
  Pool #349383 7.000% due 06/15/23              106             107
  Pool #350138 7.500% due 03/15/23               99             102
  Pool #351270 7.000% due 07/15/23               91              93
  Pool #352023 7.000% due 11/15/23              543             549
  Pool #352050 7.000% due 10/15/23              557             564
  Pool #352510 7.000% due 10/15/23              549             555
  Pool #352789 7.000% due 10/15/23              340             345
  Pool #353020 7.000% due 06/15/24              990           1,002
  Pool #355230 7.000% due 09/15/23              478             484
  Pool #356127 7.000% due 10/15/23              106             107
  Pool #356693 7.000% due 08/15/23              369             373
  Pool #356952 7.000% due 06/15/23              549             555
  Pool #357351 7.000% due 11/15/23              341             345
  Pool #358427 7.000% due 09/15/23              353             357
  Pool #358519 7.000% due 12/15/23              498             504
  Pool #358542 7.000% due 07/15/23              469             475
  Pool #358565 7.000% due 05/15/23              478             484
  Pool #359935 7.000% due 11/15/23               86              88
  Pool #360181 7.000% due 08/15/23              135             136
  Pool #360418 7.000% due 10/15/23              339             343
  Pool #361056 6.500% due 08/15/08              207             209
  Pool #362703 7.000% due 10/15/23              366             371
  Pool #363166 7.000% due 11/15/23              119             120
  Pool #364136 7.000% due 08/15/23              140             142
  Pool #364600 7.000% due 08/15/23              181             183
  Pool #366219 7.000% due 11/15/23              499             505
  Pool #366912 9.000% due 11/15/24              329             349
  Pool #368782 7.000% due 10/15/23              420             425
  Pool #368988 6.500% due 03/15/09              247             249
  Pool #370096 7.000% due 11/15/23              490             496
  Pool #370280 7.000% due 11/15/23              352             357
  Pool #370996 7.000% due 12/15/23              547             554
  Pool #371085 7.000% due 10/15/23               80              81
  Pool #371874 7.500% due 06/15/24            1,319           1,357
  Pool #372850 7.000% due 01/15/24              703             711
  Pool #373788 7.000% due 10/15/23              392             397
  Pool #373794 7.000% due 10/15/23               96              97
  Pool #374718 7.000% due 11/15/23              377             381
  Pool #377593 6.500% due 10/15/10              207             208
  Pool #378011 7.000% due 06/15/24              837             847
  Pool #80163 7.000% due 12/15/23               121             122
  Pool #390783 9.000% due 07/15/24              876             928
  Pool #394904 6.500% due 06/15/09              462             466
  Pool #395148 6.500% due 04/15/09              210             212
  Pool #402850 9.000% due 01/15/25              207             219
  Pool #404874 9.000% due 12/15/24               32              34
  Pool #405929 9.000% due 04/15/25              445             472
  Pool #407106 9.000% due 11/15/24              497             526
  Pool #413246 9.000% due 07/15/25               31              33
  Pool #413886 7.500% due 08/15/25              692             712
  Pool #414098 7.500% due 08/15/25               38              39
  Pool #418359 7.000% due 12/15/25              941             952
  Pool #780029 9.000% due 11/15/24            1,301           1,393
Government National Mortgage Association
    7.000% 15 Year TBA (b)                    1,045           1,069
    6.500% 30 Year TBA (b)                   15,000          14,878
    7.000% 30 Year TBA (b)                    3,455           3,496
    8.000% 30 Year TBA (b)                   10,000          10,419
    8.500% 30 Year TBA (b)                    1,630           1,725
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
    8.060% due 06/15/21                         969             998
Mid-St Trust II Class A-3 CMO
    9.350% due 04/01/98                         633             678
PNC Mortgage Securities Corp.
  Series 1994-3 Class A-1
    7.500% due 06/18/10                       1,466           1,468
United States Department
  of Veteran Affairs
  REMIC Series 1992-1 Class 2-E
    7.750% due 03/15/16                         775             810
                                                           ---------
                                                            233,392
                                                           ---------
NON-US BONDS - 1.8%
Canada, Government of
    8.750% due 12/01/05                   CAD 3,000           2,457
Germany, Republic of
    7.500% due 11/11/04                   DEM 5,000           3,839
    6.250% due 01/04/24                       7,700           5,000
                                                            --------
                                                             11,296
                                                            --------
UNITED STATES GOVERNMENT
AGENCIES - 4.6%
Federal National Mortgage Association
    8.200% due 03/10/16                      $3,360           4,055
Federal National Mortgage
  Association (MTN)
    7.640% due 06/16/04                         570             589


84  Fixed Income I Fund

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
Government Backed Trust Certificates
  Class 1-C
    9.250% due 11/15/01                     $12,825         $14,247
  Series 2-E
    9.400% due 05/15/02 (c)                   2,415           2,694
  Series T-3
    9.625% due 05/15/02 (c)                   2,855           3,176
Resolution Funding Corp.
    8.875% due 07/15/20                       2,275           3,016
    8.625% due 01/15/21                       1,200           1,560
    8.625% due 01/15/30                         240             316
                                                          ---------
                                                             29,653
                                                          ---------
UNITED STATES GOVERNMENT
TREASURIES - 30.1%
United States Treasury Bonds
    10.750% due 08/15/05                     12,855          17,662
    12.750% due 11/15/10                      2,455           3,739
    13.875% due 05/15/11                      4,620           7,520
    10.375% due 11/15/12                      1,780           2,463
    7.250% due 05/15/16                       2,500           2,855
    7.500% due 11/15/16                         550             645
    8.750% due 05/15/17                       3,310           4,377
    8.875% due 08/15/17                         960           1,286
    8.125% due 08/15/19                      18,910          23,776
    7.875% due 02/15/21                       6,780           8,349
    8.125% due 08/15/21                         150             190
    7.250% due 08/15/22                       1,075           1,243
    6.250% due 08/15/23                         320             329
United States Treasury Notes
    4.375% due 11/15/96                       6,905           6,854
    6.750% due 02/28/97                       3,585           3,646
    6.875% due 02/28/97                       1,490           1,517
    6.625% due 03/31/97                          65              66
    6.500% due 04/30/97                         170             173
    6.500% due 05/15/97                      10,665          10,843
    8.500% due 05/15/97                         605             631
    6.500% due 08/15/97                       8,170           8,333
    8.750% due 10/15/97                         165             175
    5.750% due 10/31/97                       6,355           6,417
    8.875% due 11/15/97                         175             186
    5.625% due 01/31/98                         570             575
    5.125% due 02/28/98                         415             414
    5.125% due 03/31/98                       2,390           2,386
    5.375% due 05/31/98                       4,290           4,304
    5.125% due 06/30/98                      $1,805          $1,801
    8.250% due 07/15/98                         985           1,054
    5.250% due 07/31/98                       1,970           1,971
    9.250% due 08/15/98                          60              66
    4.750% due 08/31/98                         550             544
    5.125% due 11/30/98                       7,995           7,969
    5.875% due 03/31/99                         480             489
    6.500% due 04/30/99                       1,035           1,073
    6.750% due 06/30/99                         550             575
    6.375% due 07/15/99                       4,890           5,066
    6.875% due 07/31/99                       2,290           2,405
    6.875% due 08/31/99                         325             342
    6.000% due 10/15/99                          80              82
    7.750% due 11/30/99                       2,140           2,319
    6.375% due 01/15/00                       9,075           9,422
    7.750% due 01/31/00                       9,245          10,042
    7.125% due 02/29/00                         795             846
    6.250% due 08/31/00                       7,550           7,814
    7.500% due 11/15/01                       3,975           4,378
    6.375% due 08/15/02                       2,000           2,097
    6.250% due 02/15/03                       5,760           6,009
    5.750% due 08/15/03                         315             319
    7.250% due 05/15/04                       3,000           3,330
United States Treasury
    Zero Coupon due 11/15/99                    325             265
    Zero Coupon due 11/15/21                  4,675             953
                                                           --------
                                                            192,185
                                                           --------
YANKEE BONDS - 1.5%
African Development Bank
    8.800% due 09/01/19                         535             677
Alberta, Province of
    9.250% due 04/01/00                         265             300
Asian Development Bank
    8.500% due 05/02/01                         295             332
British Columbia Hydro & Power
    15.500% due 07/15/11                        220             246
European Investment Bank
    10.125% due 10/01/00                        320             377
Inter-American Development Bank
    7.000% due 06/15/25                       1,385           1,474
Manitoba, Province of
    9.250% due 04/01/20                         335             440
New Brunswick, Province of
    9.750% due 05/15/20                         320             428

                                                       Fixed Income I Fund  85

FIXED INCOME I FUND
STATEMENT OF NET ASSETS, CONTINUED
December 31, 1995

                                           PRINCIPAL        MARKET
                                             AMOUNT          VALUE
                                             (000)           (000)
                                           ---------       ---------
Newfoundland, Province of
    10.000% due 12/01/20                       $150            $202
Nova Scotia, Province of
    9.125% due 05/01/21                         585             727
Quebec, Province of
    7.500% due 07/15/23                         900             944
    7.125% due 02/09/24                         875             880
Saskatchewan, Province of
    6.625% due 07/15/03                         100             102
    8.000% due 07/15/04                       1,290           1,438
St. George Bank, Ltd.
    7.150% due 10/15/05                         975           1,009
                                                           --------
                                                              9,576
                                                           --------
TOTAL LONG-TERM INVESTMENTS
(cost $591,901)                                             618,969
                                                           --------
                                            NUMBER
                                              OF
                                            SHARES
                                            -------
PREFERRED STOCKS - 0.9%
Australia & New Zealand
  Banking Group, Ltd.                        13,400             365
Banco Bilbao Vizcaya International - ADR     10,000             279
ConAgra Capital LC Series B (c)              15,000             321
Credit Lyonnais Capital - ADR                22,600             562
Credit Lyonnais Capital S.C.A. - ADR        100,000           2,400
Lasalle National Corp. Series K              17,000             892
Texaco Capital Series B (c)                  18,000             378
TIG Holdings, Inc.                            7,500             801
                                                           --------
TOTAL PREFERRED STOCKS (cost $6,443)                          5,998
                                                           --------
SHORT-TERM INVESTMENTS - 14.2%
Federal Home Loan Mortgage Corp.
  Discount Notes
    5.740% due 01/16/96 (a)                  $2,825          $2,818
Frank Russell Investment Company
  Money Market Fund due on demand (a)        87,276          87,276
United States Treasury Bills
    6.337% due 04/04/96                         750             740
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(cost $90,834)                                               90,834
                                                           --------
TOTAL INVESTMENTS
(identified cost $689,178)(d) - 112.1%                      715,801
OTHER ASSETS AND LIABILITIES
NET - (12.1%)                                              (77,484)
                                                           --------
NET ASSETS - 100.0%                                        $638,317
                                                           --------
                                                           --------


(a)  At cost, which approximates market.
(b)  Forward commitment. See Note 2.
(c)  Adjustable or floating rate security.
(d) At December 31, 1995, the cost for federal income tax purposes was $689,671 and net unrealized appreciation for all securities was $26,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,628.
(MTN) represents Medium Term Note.


      The accompanying notes are an integral part of the financial statements.

86  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
 Investments at market (identified cost $689,177,676) (Note 2). . . . . . . . . . . . . .   $ 715,801,469
 Forward foreign currency exchange contracts (cost $18,521,556)(Notes 2 and 6) . . . . . .     18,541,592
 Receivables:,
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,378,951
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . .      9,249,463
  Investments sold (delayed settlement). . . . . . . . . . . . . . . . . . . . . . . . . .      8,333,250
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,305,926
                                                                                            -------------
                                                                                              761,610,651
LIABILITIES
 Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    22,431
  Investments purchased (regular settlement) . . . . . . . . . . . . . . .     9,384,414
  Investments purchased (delayed settlement) . . . . . . . . . . . . . . .    95,122,777
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .       229,826
  Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . . . .         8,179
  Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . . . .       163,361
  Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . . . .        24,790
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . .        75,253
 Forward foreign currency exchange contracts
    (cost $18,521,556)(Notes 2 and 6). . . . . . . . . . . . . . . . . . .    18,262,607      123,293,638
                                                                             -----------   --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  638,317,013
                                                                                           --------------
                                                                                           --------------

NET ASSETS CONSIST OF:
 Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . .  $      233,747
 Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .     (12,913,856)
 Unrealized appreciation (depreciation) on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      26,623,793
  Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . .         272,168
 Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         295,704
 Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     623,805,457
                                                                                             ------------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $638,317,013
                                                                                             ------------
                                                                                             ------------
Net asset value, offering and redemption price per share
  ($638,317,013 divided by 29,570,412 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . .   $      21.59
                                                                                             ------------
                                                                                             ------------

       The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income I Fund  87

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 36,124,302
 Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . .       3,280,664
 Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         573,221
                                                                                             ------------
                                                                                               39,978,187
Expenses (Notes 2 and 4):
 Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 1,330,021
 Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       311,021
 Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .       152,410
 Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . .        52,174
 Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        32,666
 Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        28,210
 Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,487
 Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        34,035       1,945,024
                                                                               ----------      ----------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     38,033,163
                                                                                               ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,665,181
 Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . .         122,658
Net change in unrealized appreciation or depreciation of:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      44,912,005
 Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . .         272,168
                                                                                             ------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     52,972,012
                                                                                             ------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . .   $ 91,005,175
                                                                                             ------------
                                                                                             ------------

       The accompanying notes are an integral part of the financial statements.

88  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                                                 1995              1994
                                                                             -------------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .    $  38,033,163    $35,839,298
 Net realized gain (loss) from:
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,665,181    (20,124,615)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . .           122,658          2,274
 Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        44,912,005    (31,162,485)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . .           272,168            --
                                                                              ------------    -----------

Net increase (decrease) in net assets resulting from operations. . . . . .      91,005,175    (15,445,528)

Distributions to shareholders:
 Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .      (38,659,290)   (35,367,734)
 In excess of net realized gain on investments. . . . . . . . . . . . . .              --      (1,318,765)
Increase (decrease) in net assets from Fund share transactions . . . . . .      89,932,896     14,474,759
                                                                              ------------   ------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .     142,278,781    (37,657,268)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . .     496,038,232    533,695,500
                                                                              ------------   ------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $233,747 and $322,119, respectively). . . . . . . . . . . . . . . . .    $638,317,013   $496,038,232
                                                                              ------------   ------------
                                                                              ------------   ------------


FUND SHARE TRANSACTIONS                                             1995                     1994
                                                          -----------------------     -------------------
                                                           SHARES        AMOUNT       SHARES       AMOUNT
                                                         ----------   ----------     --------    --------
Fund shares sold . . . . . . . . . . . . . . . . . . .  13,120,392  $272,492,800    7,398,287  $152,608,961
Fund shares issued to shareholders
  in reinvestments of distributions. . . . . . . . . .   1,572,860    32,941,373    1,552,275    31,130,208
Fund shares redeemed . . . . . . . . . . . . . . . . . (10,440,155) (215,501,277)  (8,182,615) (169,264,410)
                                                       ------------   ----------    ---------  -------------

Net increase (decrease). . . . . . . . . . . . . . . .   4,253,097   $89,932,896      767,947   $14,474,759
                                                       -----------    ----------    ---------  ------------
                                                       -----------    ----------    ---------  ------------

       The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income I Fund  89

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.


                                                                                   1995      1994      1993      1992    1991
                                                                                  ------    ------    ------    ------   ------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . . . .    $19.59    $21.74    $21.61    $22.29   $20.86
                                                                                  ------    ------    ------    ------   ------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .         1.42      1.46      1.50      1.63     1.71
 Net realized and unrealized gain (loss) on investments . . . . . . . . . .         2.02     (2.06)      .72      (.07)    1.49
                                                                                  ------     -----     -----     -----    -----
 Total Income From Investment Operations. . . . . . . . . . . . . . . . . .         3.44      (.60)     2.22      1.56     3.20
                                                                                  ------     ------    -----     ------   -----

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .       (1.44)    (1.44)    (1.50)    (1.62)   (1.69)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . .          --        --      (.01)       --       --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . .          --        --      (.58)     (.62)    (.08)
  In excess of net realized gain on investments. . . . . . . . . . . . . . .          --      (.11)       --        --       --
                                                                                   ------    ------    ------    ------    -----

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1.44)    (1.55)    (2.09)    (2.24)   (1.77)
                                                                                   ------    ------    ------    ------    -----
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . .      $21.59     $19.59    $21.74    $21.61   $22.29
                                                                                   -----     ------    ------    ------   ------
                                                                                   -----     ------    ------    ------   ------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18.03     (2.97)    10.46      7.26     16.01

RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses to average net assets (a) . . . . . . . . . . . . . . .          .35       .10       .09       .10       .10
 Net investment income to average net assets (a). . . . . . . . . . . . . .         6.82      7.06      6.71      7.45      8.08
 Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . .       138.05    173.97    173.27    211.26    121.91
 Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . . . . . .    638,317   496,038   533,696   530,857   458,201


(a) For periods prior to April 1, 1995, fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.


90  Fixed Income I Fund

FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                         [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

 YEARLY PERIODS
ENDED DECEMBER 31      FIXED I       LB AGGREGATE **
-----------------      --------  -------------------------
Inception*              $10,000         $10,000
1986                    $11,694         $11,526
1987                    $11,868         $11,844
1988                    $12,908         $12,779
1989                    $14,631         $14,636
1990                    $15,889         $15,947
1991                    $18,434         $18,499
1992                    $19,772         $19,869
1993                    $21,839         $21,806
1994                    $21,190         $21,170
1995                    $25,011         $25,081


Fixed Income I Fund


PERIODS ENDED     GROWTH OF     TOTAL
   12/31/95        $10,000     RETURN
-------------     ---------    ------
    1 Year         $11,803     18.03%
    5 Years        $15,741      9.49%***
   10 Years        $25,011      9.60%***

Lehman Brothers Aggregate Bond Index


PERIODS ENDED     GROWTH OF     TOTAL
   12/31/95        $10,000     RETURN
-------------     ---------    ------
    1 Year         $11,848     18.48%
    5 Years        $15,727      9.48%***
   10 Years        $25,081      9.63%***


  *  Assumes initial investment on January 1, 1986.

 ** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

***  Annualized.


THE FIXED INCOME I FUND returned 18% for 1995, trailing the Lehman Brothers Aggregate Bond Index return of 18.5%. The portfolio was managed in a manner consistent with its objective to reduce risk and provide exposure to multiple strategies for adding value by employing managers with separate and distinct assignments. The Fund seeks to provide investors a conservative vehicle to meet the traditional bond investing objectives of core fixed income exposure and diversification against equities.

While interest rates fell throughout 1995, bond investors experienced an eventful year. Bond markets reacted disapprovingly to the US budget impasse in Washington, but soon resumed their bullish form. By year end, investors bid the 30-year treasury bond yield down to 5.94%, a two-year low. For the year, the Fund trailed the index, largely due to the negative impact of falling interest rates on its mortgage-backed securities holdings. Duration was an important factor in returns for most of the year, with long maturity bonds up more than 30%. Corporate bonds led other sectors for most of 1995.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                        Fixed Income I Fund  91

FIXED INCOME II FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                         PRINCIPAL           MARKET
                                          AMOUNT             VALUE
                                           (000)             (000)
                                         ---------          --------
LONG-TERM INVESTMENTS - 86.9%
ASSET-BACKED SECURITIES - 7.9%
Advanta Home Equity Loan Trust
  Series 1994-1 Class A-2
    6.300% due 07/25/25                   $    246          $    244
ALPS Pass-thru Trust
  Series 1994-1 Class A-2
    7.150% due 11/15/97 (c)                    333               338
Chase Manhattan Grantor Trust
  Series 1995-B Class A
    5.900% due 11/15/01                        774               778
Daimler-Benz Auto Grantor Trust
  Series 1995-A Class A
    5.850% due 05/15/02                      1,730             1,738
EQCC Home Equity Loan Trust
  Series 1993-4 Class A
    5.725% due 12/15/08                         79                77
Ford Credit Grantor Trust
  Series 1994-B Class A
    7.300% due 10/15/99                      1,023             1,043
Fund America Investors Corp. II
Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                        258               252
Green Tree Financial Corp.
  Series 1992-2 Class A-2
    7.050% due 01/15/18                         66                67
  Series 1994-1 Class A-1
    5.600% due 04/15/19                        659               658
  Series 1995-A Class A
    7.250% due 07/15/05                        289               293
  Series 1995-D Class A2
    6.250% due 09/15/25                        800               806
NationsBank Auto Grantor Trust
  Series 1995-A Class A
    5.850% due 06/15/02                      1,687             1,695
Nissan Auto Receivables Grantor Trust
  Series 1995-A Class A
    6.100% due 08/15/01                      1,980             1,997
Remodelers Home Improvement Loan
  Series 1995-3 Class A2
    6.800% due 12/20/07                        425               438
Resolution Trust Corp.
Mortgage Pass-thru Certificates
  Series 1992-CHF Class B
    7.150% due 12/25/20                        808               816
  Series 1992-M2 Class A-4
    8.465% due 03/25/20                         26                26
  Series 1992-M3 Class A-1
    7.750% due 07/25/30                        102               104
SPNB Home Equity Loan
  Series 1991-1 Class B
    8.150% due 06/15/20                        187               191
TMS Home Equity Loan Trust
  Series 1993-D Class A-1
    5.675% due 12/15/08                      2,032             1,978
  Series 1994-C Class A-1
    6.775% due 09/15/07                        610               610
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                        259               266
                                                            --------
                                                              14,415
                                                            --------

CORPORATE BONDS AND NOTES - 24.5%
Ahmanson (H.F.)
    9.875% due 11/15/99                        375               425
Associates Corp. of North America
    6.000% due 03/15/00                        400               403
Avalon Properties, Inc.
    7.375% due 09/15/02                        375               387
Bank of Boston Corp.
    9.500% due 08/15/97                        995             1,055
Bear Stearns Co., Inc.
    6.750% due 08/15/00                      1,275             1,311
BP America, Inc.
    10.150% due 03/15/96                       250               252
Capital One Bank (MTN)
    8.125% due 02/27/98                      1,150             1,201
Caterpillar Financial Services (MTN)
    6.100% due 07/15/99                      1,250             1,262
Chase Manhattan Corp.
    7.500% due 12/01/97                        950               982
    5.938% due 12/05/09 (c)                    200               194
Chemical Banking Corp.
    10.375% due 03/15/99                       250               281
    10.125% due 11/01/00                       259               304
CIT Group Holdings, Inc. (MTN)
    5.500% due 02/28/97                        425               426
Continental Bank Corp.
    9.875% due 06/15/96                        175               178
Enterprise Rent-A-Car USA
Finance Co. (MTN)
    7.875% due 03/15/98                      1,100             1,150
ERP Operating, L.P.
    6.625% due 12/22/97 (c)                    700               704
    8.500% due 05/15/99                        625               662
First Union Corp.
    6.750% due 01/15/98                        750               764


                                                         Fixed Income II Fund 93

FIXED INCOME II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                         PRINCIPAL           MARKET
                                          AMOUNT             VALUE
                                          (000)              (000)
                                         ---------          --------
First USA Bank
    8.200% due 02/15/98                   $    250          $    260
    5.750% due 01/15/99                        875               872
Fleet Financial Group, Inc.
    7.250% due 10/15/97                      1,025             1,054
Ford Motor Credit Co. (MTN)
    9.125% due 06/20/96                      1,500             1,523
Ford Motor Credit Co. CMS Floater (MTN)
    4.820% due 07/08/96 (c)                  2,000             1,992
Franchise Finance Corp.
    7.000% due 11/30/00                        575               578
General Motors Acceptance Corp. (MTN)
    8.250% due 08/29/96                        400               407
    7.850% due 05/08/97                        350               360
    6.625% due 03/22/99                        725               743
Georgia Pacific Corp.
    9.850% due 06/15/97                        675               712
Goldman Sachs Group, L.P.
    7.625% due 05/29/97                        550               563
    6.375% due 06/15/00                        325               329
    6.200% due 12/15/00                        275               277
Greyhound Financial Corp.
    9.670% due 07/01/97                        750               790
GTE Corp.
    10.750% due 09/15/17                     1,150             1,288
Health & Rehabilitation Properties Trust
    6.345% due 07/13/99 (c)                    725               721
Hertz Corp.
    9.500% due 05/15/98                        675               729
Huntington Bancshares, Inc.
  Series A (MTN)
    6.150% due 10/15/98                      1,500             1,520
International Lease Finance Corp.
    5.500% due 04/01/97                      1,000               997
ITT Corp. New
    6.250% due 11/15/00                      1,200             1,211
Merrill Lynch & Co., Inc.
    9.000% due 05/01/98                        900               962
Midlantic Corp.
    9.250% due 09/01/99                        375               416
Morgan Stanley Group, Inc.
    8.000% due 10/15/96                        450               457
Occidental Petroleum Corp.
    9.625% due 07/01/99                        650               661
Occidental Petroleum Corp. (MTN)
    5.950% due 11/09/98                      1,225             1,231
Salomon, Inc.
    6.700% due 12/01/98                        500               502
Salomon, Inc. CMT Floater (MTN)
    5.767% due 04/05/99 (c)                  1,100             1,045
Shawmut Corp.
    8.875% due 04/01/96                        600               604
    8.125% due 02/01/97                        533               547
Smith Barney Holdings, Inc.
    6.000% due 03/15/97                        650               653
    7.875% due 10/01/99                        675               719
    7.980% due 03/01/00                        765               820
System Energy Resources, Inc.
    7.625% due 04/01/99                      1,500             1,556
Taubman Realty Group, L.P.
    8.000% due 06/15/99                        350               367
Tennessee Gas Pipeline Co.
    9.250% due 05/15/96                        450               455
    9.000% due 01/15/97                        450               464
Time Warner, Inc.
    9.625% due 05/01/02                      1,175             1,361
Transamerica Corp.
    9.875% due 01/01/98                        775               837
USF&G Corp.
    7.000% due 05/15/98                      2,350             2,402
Wells Fargo & Co.
    8.200% due 11/01/96                        100               103
                                                            --------
                                                              45,029
                                                            --------
EURODOLLAR BONDS - 0.5%
Chrysler Financial Corp.
    9.500% due 04/12/96                        275               277
Goldman Sachs Group, L.P.
    5.000% due 08/23/96                        700               696
                                                            --------
                                                                 973
                                                            --------
MORTGAGE-BACKED SECURITIES - 24.2%
FDIC REMIC Trust
  Series 1994-C1 Class 2A-1
    6.300% due 09/25/25                         61                61
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                        700               721
Federal Home Loan Mortgage Corp.
  Participation Certificates
  Group # 23-0114 7.375% due 03/01/06 (c)      365               373
  Group # 25-1211 6.250% due 06/01/07          255               253
  Group # 84-6187 7.557% due 04/01/24 (c)       45                45
  Group # 84-6188 6.786% due 12/01/99 (c)    1,056             1,079
  Group # 84-6190 7.358% due 04/01/29 (c)      770               796


94 Fixed Income II Fund

FIXED INCOME II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                         PRINCIPAL           MARKET
                                          AMOUNT             VALUE
                                          (000)              (000)
                                         ---------          --------
  Group # 85-0105 9.000% due 09/01/05     $    442          $    462
  Group # D2-9159 7.500% due 10/01/07          621               639
  Group # D3-2311 8.500% due 12/01/17          975             1,025
  Group # G0-0238 8.500% due 07/01/24        1,156             1,216
  Group # G5-0215 8.000% due 08/01/97        2,904             2,924
  Group # G5-0238 8.000% due 01/01/00          829               835
  Group # G5-0249 8.500% due 03/01/00          909               914
  Group # G5-0258 7.500% due 05/01/00        2,409             2,439
  Group # G5-0297 7.500% due 10/01/00          191               193
  Group # G5-0307 7.500% due 08/01/00          441               452
  Group # L7-3024 8.000% due 12/01/99          177               178
  Group # L7-3057 8.000% due 01/01/00           30                30
  Group # L7-3072 8.000% due 01/01/00          113               113
  Group # L7-3123 8.000% due 03/01/00          332               334
  Group # L9-0165 8.500% due 03/01/00          460               462
  Group # L9-0166 7.500% due 05/01/00          581               588
  Group # M9-0380 8.500% due 01/01/00          230               232
  Group # M9-0386 8.000% due 02/01/00          629               634
  Series 1357 Class E Inverse Floater
    3.667% due 08/15/97 (c)                    548               536
  Series 1442 Class S Inverse Floater
    4.920% due 12/15/97                        543               538
Federal National Mortgage Association
  Pool # 040063  8.500% due 12/01/08           203               212
  Pool # 116591  7.248% due 01/01/21 (c)       512               516
  Pool # 124940  7.943% due 07/01/23 (c)       715               730
  Pool # 149168  10.000% due 04/01/20          553               608
  Pool # 250229  9.500% due 02/01/25           898               957
  Pool # 300695  9.500% due 12/01/24           483               515
  Pool # 303172  7.523% due 12/01/24 (c)       720               740
  Pool # 303453  9.500% due 05/01/25         1,119             1,192
  Pool # 303599  6.565% due 10/01/24 (c)     1,432             1,480
  Pool # 305054  9.500% due 03/01/25           834               889
  Pool # 305160  9.500% due 02/01/25           327               349
  Pool # 305620  9.500% due 02/01/25           720               767
  Pool # 306250  9.500% due 02/01/25           363               387
Federal National Mortgage Association
  REMIC Trust   Series 1995-W2 Class 1A
    7.610% due 05/25/22                        660               674
Government National Mortgage Association
  Pool # 002626  7.250% due 01/15/04           299               313
  Pool # 007192  7.250% due 05/15/05           158               165
  Pool # 007397  7.250% due 07/15/05           149               156
  Pool # 008000  7.375% due 06/20/22 (c)     2,008             2,047
  Pool # 008334  7.250% due 10/15/05           329               344
  Pool # 008348  7.000% due 12/20/23 (c)     1,185             1,213
  Pool # 008597  7.500% due 02/20/25 (c)       569               579
  Pool # 008623  7.500% due 04/20/25           370               377
  Pool # 008633  7.500% due 05/20/25 (c)        24                25
  Pool # 008638  6.000% due 06/20/25 (c)       494               502
  Pool # 008644  7.500% due 06/20/25 (c)       899               917
  Pool # 038360  10.000% due 11/15/09           67                74
  Pool # 262217  10.000% due 11/15/18           10                11
  Pool # 269081  10.000% due 03/15/19          183               202
  Pool # 270351  10.000% due 10/15/19          325               357
  Pool # 278723  10.000% due 08/15/19          371               408
  Pool # 294892  10.000% due 08/15/20          177               195
  Pool # 302208  10.000% due 01/15/21          248               273
  Pool # 361934  9.000% due 01/15/25           374               397
  Pool # 378520  9.000% due 10/15/24           618               655
  Pool # 385922  9.000% due 10/15/24            82                87
  Pool # 390595  9.000% due 08/15/24           348               368
  Pool # 393733  9.000% due 03/15/25           353               374
  Pool # 393743  9.000% due 02/15/25           396               420
  Pool # 394228  9.000% due 05/15/25           322               341
  Pool # 404124  9.000% due 07/15/25           676               716
  Pool # 404834  9.000% due 01/15/25            27                29
  Pool # 404985  9.000% due 04/15/25            90                95
  Pool # 405350  9.000% due 11/15/24           197               209
  Pool # 405540  9.000% due 12/15/25           644               682
  Pool # 407358  9.000% due 04/15/25           381               404
  Pool # 407720  9.000% due 07/15/25           215               228
  Pool # 407985  9.500% due 03/15/25           235               252
  Pool # 410067  9.500% due 07/15/25           790               848
  Pool # 780285  9.500% due 11/15/25           877               941
Government National Mortgage Association
    9.000% 30 Year TBA (b)                     400               424
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
    8.293% due 06/15/21                        373               384
Resolution Trust Corp.
  Series 1995-2 Class C1
    7.450% due 05/25/29                        338               335
                                                            --------
                                                              44,435
                                                            --------
UNITED STATES GOVERNMENT
AGENCIES - 1.5%
Federal Farm Credit Bank (MTN)
    6.260% due 10/15/98                      1,000             1,011
Federal National Mortgage Association
  CMT Floater (MTN)
    4.820% due 04/29/96 (c)                    950               936
Resolution Funding Corp.
  Interest Only Strips
    Zero Coupon due 10/15/98                   850               734
                                                            --------
                                                               2,681
                                                            --------


                                                         Fixed Income II Fund 95


FIXED INCOME II FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995
                                         PRINCIPAL           MARKET
                                          AMOUNT             VALUE
                                          (000)              (000)
                                         ---------          --------
UNITED STATES GOVERNMENT
Treasuries - 24.3%
United States Treasury
  Interest Only Strips
    Zero Coupon due 08/15/98             $   1,175          $  1,026
    Zero Coupon due 11/15/98                 5,600             4,826
United States Treasury Notes
    7.500% due 12/31/96                      2,200             2,248
    6.875% due 02/28/97                      6,025             6,136
    6.750% due 05/31/97                      2,900             2,960
    6.375% due 06/30/97                      2,000             2,033
    5.375% due 11/30/97                      3,255             3,266
    7.250% due 02/15/98                      2,950             3,068
    6.125% due 05/15/98                      7,000             7,140
    5.375% due 05/31/98                        700               702
    5.250% due 07/31/98                        725               725
    5.125% due 11/30/98                      4,075             4,062
    7.750% due 12/31/99                      2,550             2,766
    6.250% due 08/31/00                      1,010             1,045
    6.125% due 09/30/00                      1,250             1,288
    5.625% due 11/30/00                      1,345             1,357
                                                            --------
                                                              44,648
                                                            --------
YANKEE BONDS - 4.0%
Ford Capital BV
    9.000% due 08/15/98                      1,000             1,079
Forte
    7.750% due 12/19/96                      1,220             1,239
Household International
    5.250% due 10/15/98                      1,150             1,134
Ontario, Province of
    17.000% due 11/05/11                       945             1,090
    11.500% due 03/10/13                     1,585             1,837
Quebec, Province of
    13.000% due 10/01/13                       830             1,012
                                                            --------
                                                               7,391
                                                            --------
TOTAL LONG-TERM INVESTMENTS
(cost $159,410)                                              159,572
                                                            --------

                                          NUMBER             MARKET
                                            OF               VALUE
                                          SHARES             (000)
                                         ---------          --------
PREFERRED STOCKS - 0.8%
ConAgra Capital LC   Series B (c)           39,000               834
Texaco Capital   Series B (c)               28,000               588
                                                            --------
TOTAL PREFERRED STOCKS
(cost $1,675)                                                  1,422
                                                            --------
                                         PRINCIPAL
                                          AMOUNT
                                          (000)
                                         ---------
SHORT-TERM INVESTMENTS - 11.3%
Frank Russell Investment Company
  Money Market Fund, due on demand (a)   $  20,803            20,803
                                                            --------
TOTAL SHORT-TERM INVESTMENTS
(cost $20,803)                                                20,803
                                                            --------
TOTAL INVESTMENTS
(identified cost $181,888)(d) - 99.0%                        181,797

OTHER ASSETS AND LIABILITIES
NET - 1.0%                                                     1,780
                                                            --------
NET ASSETS - 100.0%                                         $183,577
                                                            --------
                                                            --------

(a)  At cost, which approximates market.
(b)  Forward commitment. See Note 2.
(c)  Adjustable or floating rate securities.
(d) At December 31, 1995, the cost for federal income tax purposes was $181,925 and net unrealized depreciation for all securities was $128. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,545 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,673.
(MTN) represents Medium Term Note.

The accompanying notes are an integral part of the financial statements.

96 Fixed Income II Fund

FIXED INCOME II FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified
    cost $181,888,188)(Note 2) . . . . . . . . . . . .   $ 181,796,979
  Receivables:
    Dividends and interest . . . . . . . . . . . . . .       2,161,996
    Investments sold . . . . . . . . . . . . . . . . .          10,527
    Fund shares sold . . . . . . . . . . . . . . . . .         354,668
                                                         -------------
                                                           184,324,170

LIABILITIES
  Payables:
    Investments purchased (delayed
      settlement)(Note 2) . . . . . . . .  $427,625
    Fund shares redeemed  . . . . . . . .   170,314
    Accrued bookkeeping service
      fees (Note 4) . . . . . . . . . . .     5,124
    Accrued management fees (Note 4). . .    76,807
    Accrued transfer agent fees (Note 4).    14,850
    Other accrued expenses and payables .    52,384            747,104
                                           --------      -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .   $ 183,577,066
                                                         -------------
                                                         -------------
NET ASSETS CONSIST OF:
  Undistributed net investment income  . . . . . . . .   $     409,452
  Accumulated net realized gain (loss) . . . . . . . .      (5,292,179)
  Unrealized appreciation (depreciation)
    on investments . . . . . . . . . . . . . . . . . .         (91,209)
  Shares of beneficial interest  . . . . . . . . . . .          98,980
  Additional paid-in capital . . . . . . . . . . . . .     188,452,022
                                                         -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .   $ 183,577,066
                                                         -------------
                                                         -------------

Net asset value, offering and redemption price
  per share ($183,577,066 divided by 9,898,023 shares
  of $.01 par value shares of beneficial interest
  outstanding) . . . . . . . . . . . . . . . . . . . .          $18.55
                                                         -------------
                                                         -------------


      The accompanying notes are an integral part of the financial statements.

                                                      Fixed Income II Fund  97

FIXED INCOME II FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
  Income:
  Interest. . . . . . . . . . . . . . . . . . . . . . . . $ 10,126,400
  Dividends from Money Market Fund (Note 5) . . . . . . .    1,060,764
  Dividends . . . . . . . . . . . . . . . . . . . . . . .      114,344
                                                          ------------
                                                            11,301,508
Expenses (Notes 2 and 4):
  Management fees . . . . . . . . . . . .   $ 626,548
  Custodian fees  . . . . . . . . . . . .     135,762
  Transfer agent fees . . . . . . . . . .      98,621
  Bookkeeping service fees  . . . . . . .      21,739
  Professional fees . . . . . . . . . . .      22,016
  Registration fees . . . . . . . . . . .      23,472
  Trustees' fees  . . . . . . . . . . . .       4,338
  Miscellaneous . . . . . . . . . . . . .       9,176          941,672
                                                          ------------
Net investment income . . . . . . . . . . . . . . . . . .   10,359,836
                                                          ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments . . . . . . . . . . . . . . . . . . . . . .      (84,433)
  Options written . . . . . . . . . . . . . . . . . . . .      (12,969)
Net change in unrealized appreciation or depreciation of:
  Investments . . . . . . . . . . . . . . . . . . . . . .    4,916,070
  Options written . . . . . . . . . . . . . . . . . . . .         (424)
                                                          ------------
Net gain (loss) on investments  . . . . . . . . . . . . .    4,818,244
                                                          ------------
Net increase (decrease) in net assets resulting
  from operations . . . . . . . . . . . . . . . . . . . . $ 15,178,080
                                                          ------------
                                                          ------------

      The accompanying notes are an integral part of the financial statements.

98  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                1995            1994
                                           -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income . . . . . . . . .  $  10,359,836     $   9,571,414
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . .        (84,433)       (4,240,414)
    Options written . . . . . . . . . . .        (12,969)           22,750
  Net change in unrealized appreciation
    or depreciation of:
    Investments . . . . . . . . . . . . .      4,916,070        (4,068,419)
    Options written . . . . . . . . . . .           (424)              424
                                           -------------     -------------
Net increase (decrease) in net assets
  resulting from operations . . . . . . .     15,178,080         1,285,755

Distributions to shareholders from net
  investment income . . . . . . . . . . .    (10,433,057)       (9,088,740)
Increase (decrease) in net assets from
  Fund share transactions . . . . . . . .     34,801,870        13,213,872
                                           -------------     -------------

INCREASE (DECREASE) IN NET ASSETS . . . .     39,546,893         5,410,887
Net assets at beginning of year . . . . .    144,030,173       138,619,286
                                           -------------     -------------

NET ASSETS AT END OF YEAR
  (including undistributed net
  investment income  of $409,452
  and $482,674, respectively) . . . . . .  $ 183,577,066     $ 144,030,173

                                           -------------     -------------
                                           -------------     -------------



FUND SHARE TRANSACTIONS                                 1995                              1994
                                           -------------------------------    -------------------------------
                                               SHARES            AMOUNT          SHARES            AMOUNT
                                           -------------     -------------    -------------     -------------
Fund shares sold . . . . . . . . . . . .       5,221,430     $  96,387,044        4,162,933     $  76,778,267
Fund shares issued to shareholders
 in reinvestments of distributions . . .         498,074         9,137,877          413,748         7,543,865
Fund shares redeemed . . . . . . . . . .      (3,831,364)      (70,723,051)      (3,866,382)      (71,108,260)
                                           -------------     -------------    -------------     -------------
Net increase (decrease) . . . . . . . . .      1,888,140     $  34,801,870          710,299     $  13,213,872
                                           -------------     -------------    -------------     -------------
                                           -------------     -------------    -------------     -------------


       The accompanying notes are an integral part of the financial statements.

                                                       Fixed Income II Fund  99

FIXED INCOME II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                1995       1994       1993       1992       1991
                                              --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . .  $  17.98   $  18.99   $  18.56   $  19.68   $  18.94
                                              --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . .     1.16       1.21        .84       1.35       1.52
  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . .      .59      (1.07)       .44       (.83)       .72
                                              --------   --------   --------   --------   --------

Total Income From Investment Operations . . .     1.75        .14       1.28        .52       2.24
                                              --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . .    (1.18)     (1.15)      (.71)     (1.36)     (1.50)
  Net realized gain on investments  . . . . .       --         --         --       (.28)        --
  Tax return of capital . . . . . . . . . . .       --         --       (.14)        --         --
                                              --------   --------   --------   --------   --------

  Total Distributions . . . . . . . . . . . .    (1.18)     (1.15)      (.85)     (1.64)     (1.50)

NET ASSET VALUE, END OF YEAR  . . . . . . . . $  18.55   $  17.98   $  18.99   $  18.56   $  19.68
                                              --------   --------   --------   --------   --------
                                              --------   --------   --------   --------   --------

TOTAL RETURN (%)(a) . . . . . . . . . . . . .     9.95        .82       6.98       2.74      12.31

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net
    assets (a). . . . . . . . . . . . . . . .      .58        .19        .16        .19        .13
  Net investment income to average net
    assets (a). . . . . . . . . . . . . . . .     6.41       6.52       6.16       7.21       8.06
  Portfolio turnover. . . . . . . . . . . . .   269.31     233.75     229.07     330.58     188.30
  Net assets, end of year ($000 omitted). . .  183,577    144,030    138,619    182,735    156,685


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

100  Fixed Income II Fund

FIXED INCOME II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                    [GRAPH]
                          GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31     FIXED II    ML 1-2.99 **
-----------------     --------    ------------
Inception*            $10,000       $10,000
1986                  $10,934       $11,035
1987                  $11,504       $11,658
1988                  $12,447       $12,384
1989                  $13,815       $13,730
1990                  $15,156       $15,065
1991                  $17,022       $16,824
1992                  $17,489       $17,885
1993                  $18,710       $18,852
1994                  $18,863       $18,959
1995                  $20,739       $21,045


Fixed Income II Fund

PERIOD ENDED      GROWTH OF        TOTAL
12/31/95           $10,000         RETURN
------------    ------------    ------------
1 Year            $ 10,995          9.95%
5 Years           $ 13,684          6.47%***
10 Years          $ 20,739          7.56%***

Merrill Lynch 1-2.99 Years Treasury Index

PERIOD ENDED      GROWTH OF        TOTAL
12/31/95           $10,000         RETURN
------------    ------------    ------------
1 Year            $ 11,100          11.00%
5 Years           $ 13,969           6.91%***
10 Years          $ 21,045           7.72%***

  * Assumes initial investment on January 1, 1986.
 ** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
*** Annualized.

FIXED INCOME II FUND returned 10% in 1995, trailing the Merrill Lynch 1-2.99 Years Treasury Index return of 11%. The portfolio was managed in a manner consistent with its objective to maximize total return, limit price volatility, and provide a consistent level of current income. The Fund seeks to reduce risk and provide exposure to a variety of total-return and income-producing strategies by employing the services of two bond managers, each with a separate and distinct assignment.

During the year, short-term bond investors saw rates fall by over 200 basis points in the one- to five-year segment of the market. The Fund lagged the index in 1995 by 105 basis points. For most of the year, widening interest rate spreads had a negative impact on the mortgage sector relative to the index. This was partially offset by the income advantage of the sector and good performance from corporate bond holdings.




Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                      Fixed Income Fund  101

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
LONG-TERM INVESTMENTS - 76.5%
ASSET-BACKED SECURITIES - 5.4%
American Airlines, Inc.
  Series 1990-P
    10.600% due 03/04/09                       $  1,013            $  1,295
Drexel Burnham Lambert CMO Trust
    8.900% due 06/01/16                             121                 121
Equicon Home Equity Loan Trust
  Series 1993-1 Class A
    5.850% due 11/18/12                              48                  48
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
    6.750% due 03/15/10                             582                 593
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                             172                 168
Green Tree Financial Corp.
  Series 1995-5 Class A3
    6.250% due 10/15/25                             600                 608
  Series 1995-6 Class A3
    6.650% due 11/15/25                             900                 921
  Series 1995-7 Class A2
    6.150% due 11/15/25                           1,150               1,159
  Series 1995-8 Class A2
    6.150% due 12/15/26                             950                 964
  Series 1995-A Class A
    7.250% due 07/15/05                             444                 451
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    7.650% due 11/25/24 (c)                       1,341               1,368
Kearny Street Real Estate, L.P.
  Series 1995-1 Class B
    6.600% due 10/15/02                           1,500               1,508
Olympic Automobile Receivables Trust
  Series 1995-C Class A2
    6.200% due 06/15/02                             843                 853
Prudential Home Mortgage Securities Co.
  Mortgage Pass-thru Series 189
    10.000% due 11/01/19                             35                  35
  Series 1992-51 Class A-8
    8.000% due 02/25/23                             500                 505
Resolution Trust Corp.
  Mortgage Pass-thru Certificates
  Series 1994-1 Class M-2
    7.750% due 09/25/29                             455                 459
  Series 1995-1 Class 2-C
    7.500% due 10/25/28 (c)                         325                 330
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                         300                 298
Salomon Brothers Mortgage
  Securities VII, Inc. Mortgage
  Pass-thru Certificate
  Series 1994-16 Class A
    7.790% due 11/25/24 (c)                       1,514               1,553
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                             296                 303
                                                                   --------
                                                                     13,540
                                                                   --------
CORPORATE BONDS AND NOTES - 21.7%
Acme Metals, Inc. Step Up Bond
    13.500% due 08/01/04                            370                 304
Adelphia Communications Corp.
  PIK Series B
    9.500% due 02/15/04                             803                 626
ADT Operations, Inc.
    8.250% due 08/01/00                             375                 396
American Airlines Class A-1
    9.710% due 01/02/07                             379                 439
American Standard, Inc.
    10.875% due 05/15/99                            375                 412
AMR Corp. (MTN)
    9.950% due 03/07/01                           1,000               1,131
Anchor Bancorp, Inc.
    8.937% due 07/09/03                             150                 148
Arkla, Inc. (MTN)
    8.780% due 07/19/96                           1,000               1,012
Armco, Inc.
    9.375% due 11/01/00                             265                 262
Bally's Casino Holdings, Inc.
    Zero Coupon due 06/15/98                        230                 185
Banesto Delaware, Inc.
    8.250% due 07/28/02                           1,000               1,093
BellSouth Telecommunications, Inc.
    5.850% due 11/15/45                           1,100               1,112
Berkeley Federal Bank & Trust
    12.000% due 06/15/05                            325                 335
Cablevision Industries Co.
    9.250% due 04/01/08                             380                 407
Capital One Bank
    8.625% due 01/15/97                             325                 334

                                                      Fixed Income III Fund  103

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
Chevy Chase Savings Bank
    9.250% due 12/01/05                        $    500            $    510
Citicorp (MTN)
    6.750% due 10/15/07                             380                 389
Clark Oil & Refining Corp.
    9.500% due 09/15/04                             200                 207
Cleveland Electric Illum Co.
    9.375% due 03/01/17                           1,000                 997
Cleveland Electric Illum Co. (MTN)
    9.110% due 07/22/96                           1,000               1,010
Cleveland Electric Illum Co. Series B
    9.500% due 05/15/05                             130                 135
CMS Energy Corp.
    9.500% due 10/01/97                           1,000               1,035
Coast Federal Bank
    13.000% due 12/31/02                            250                 284
Coast Savings Financial, Inc.
    10.000% due 03/01/00                            275                 288
Columbia Gas Systems, Inc.
  Series A
    6.390% due 11/28/00                              58                  59
  Series B
    6.610% due 11/28/02                              51                  52
  Series C
    6.800% due 11/28/05                              51                  52
  Series D
    7.050% due 11/28/07                              51                  52
  Series E
    7.320% due 11/28/10                              51                  52
  Series F
    7.420% due 11/28/15                              51                  52
  Series G
    7.620% due 11/28/25                              51                  52
Columbia/HCA Health Care Corp.
    6.630% due 07/15/45                             550                 568
Companhia Petroleo Ipiranga
    8.625% due 02/25/02 (c)                         650                 634
Continental Cablevision, Inc.
    8.500% due 09/15/01                             100                 104
    8.625% due 08/15/03                             125                 130
    8.300% due 05/15/06                             750                 753
Cott Corp.
    9.375% due 07/01/05                             475                 474
CTC Mansfield Funding Corp.
    10.250% due 03/30/03                          1,000               1,014
Delta Air Lines, Inc.
    10.375% due 02/01/11                            195                 244
Dime Bancorp, Inc.
    10.500% due 11/15/05                            395                 435
EnviroSource, Inc.
    9.750% due 06/15/03                             570                 502
Exide Corp.
    10.750% due 12/15/02                            250                 271
Exide Corp. Step Up Bond
    12.250% due 12/15/04                            580                 487
Falcon Holdings Group, L.P. PIK Series B
    11.000% due 09/15/03                            424                 403
Federal Realty Investment Trust
    8.875% due 01/15/00                             725                 786
First Nationwide Holdings, Inc.
    12.250% due 05/15/01                            425                 484
First USA Bank
    8.200% due 02/15/98                             475                 495
Ford Motor Credit Co. CMS Floater (MTN)
    4.820% due 07/12/96 (c)                         200                 199
Gaylord Container Corp. Step Up Bond
    12.750% due 05/15/05                            165                 163
General Medical Corp. of Virginia PIK
    12.125% due 08/15/05                          1,139               1,164
General Motors Acceptance Corp.
    8.625% due 06/15/99                             270                 293
General Motors Acceptance Corp. (MTN)
    5.480% due 07/19/96 (c)                       2,000               2,001
    7.375% due 04/15/99                           1,000               1,048
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                           1,050               1,062
Grancare, Inc.
    9.375% due 09/15/05                             775                 787
Grancare, Inc. (conv.)
    6.500% due 01/15/03                             200                 173
Grupo Industrial Durango SA de CV
    12.000% due 07/15/01                            625                 548
Hanson America, Inc. (conv.)
    2.390% due 03/01/01                             550                 457
Inland Steel Industries, Inc.
    12.750% due 12/15/02                            325                 366
Koppers Industries, Inc.
    8.500% due 02/01/04                             550                 528
Liberty Mutual Insurance Co.
    8.200% due 05/04/07                             575                 639
Long Island Lighting Co.
    6.250% due 07/15/01                             190                 182
    8.900% due 07/15/19                             200                 202

104  Fixed Income III Fund


FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
Nabisco, Inc.
    8.000% due 01/15/00                        $  2,000            $  2,126
New England Mutual Life Insurance Co.
    7.875% due 02/15/24                             400                 413
News America Holdings, Inc.
    8.875% due 04/26/23                             375                 434
    7.700% due 10/30/25                             325                 332
Niagara Mohawk Power Corp.
    7.375% due 08/01/03                             190                 178
    5.875% due 09/01/02                             260                 232
NWA Trust
    13.875% due 06/21/08                             90                 105
Owens-Illinois, Inc.
    11.000% due 12/01/03                            700                 791
PDV America, Inc.
    7.875% due 08/01/03                             830                 778
PennCorp. Financial Group, Inc.
    9.250% due 12/15/03                             775                 787
Peters (JM), Co.
    12.750% due 05/01/02                            280                 256
Pueblo Xtra International
    9.500% due 08/01/03                             255                 238
Purity Supreme, Inc. Series B
    11.750% due 08/01/99                            350                 383
Revlon Worldwide Corp. Series B
  Zero Coupon due 03/15/98                          290                 215
Riggs National Corp. Washington, D.C.
    9.650% due 06/15/09                             875               1,015
Salomon, Inc.
    9.375% due 04/15/98                             250                 266
    6.700% due 12/01/98                             450                 452
    7.125% due 08/01/99                             425                 429
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                             325                 348
    6.500% due 10/15/02                             275                 280
Southland Corp. Series A
    4.500% due 06/15/04                             593                 463
Stone Container Corp.
    9.875% due 02/01/01                             800                 778
Stop & Shop Cos., Inc.
    9.750% due 02/01/02                             375                 413
Summit Communications Group, Inc.
    10.500% due 04/15/05                            390                 435
Swiss Bank Corp.
    6.750% due 07/15/05                             420                 439
Taubman Realty Group, L.P.
    8.000% due 06/15/99                             450                 472
Tenet Healthcare Corp.
    8.625% due 12/01/03                             775                 814
Time Warner, Inc.
    6.835% due 08/15/00 (c)                         625                 629
    7.975% due 08/15/04                             375                 397
    8.110% due 08/15/06                           1,140               1,214
    8.180% due 08/15/07                             750                 806
    9.125% due 01/15/13                             575                 648
    9.150% due 02/01/23                           1,540               1,746
Toledo Edison Co.
    8.700% due 09/01/02                             500                 460
Toledo Edison Co. (MTN)
    8.000% due 12/31/98                             500                 497
Transco Energy Co.
    9.375% due 08/15/01                             500                 574
U.S. West Communications, Inc.
    7.200% due 11/10/26                             400                 412
UCC Investors Holding, Inc.
  Step Up Bond
    12.000% due 05/01/05                            230                 175
United Companies Financial Corp.
    9.350% due 11/01/99                             375                 398
United Technologies Corp.
    8.875% due 11/15/19                             170                 212
USF&G Corp.
    8.375% due 06/15/01                             250                 274
Viacom, Inc.
    7.750% due 06/01/05                             650                 689
Wellsford Residential Property Trust
    9.375% due 02/01/02                             475                 532
Westpoint Stevens, Inc.
    8.750% due 12/15/01                             300                 299
                                                                   --------
                                                                     54,852
                                                                   --------
EURODOLLAR BONDS - 1.8%
Argentina, Republic of Series L
    6.813% due 03/31/05 (c)                       2,000               1,425
Bulgaria, Republic of Series A
    6.750% due 07/28/24 (c)                         550                 292
Credit Lyonnais
    6.844% due 09/19/49 (f)                         230                 209
Fifth Mexican Acceptance Corp. Class A
    8.000% due 12/15/98                             800                 320
Hong Kong & Shanghai Bank
    6.250% due 08/29/49 (f)                         625                 499
Indah Kiat Paper & Pulp
    8.875% due 11/01/00                             155                 145

                                                      Fixed Income III Fund  105

FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
Mexico (United Mexican States)
    6.766% due 12/31/19 (c)                    $  2,000            $  1,445
Midland Bank
    6.063% due 12/31/49 (f)                         170                 137
                                                                   --------
                                                                      4,472
                                                                   --------
MORTGAGE-BACKED SECURITIES - 27.5%
Asset Securitization Corp.
  Series 1995-MD4 Class A1
    7.100% due 08/13/29                             699                 729
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
    7.985% due 05/01/17                           1,485               1,514
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                             500                 515
Federal Home Loan Mortgage Corp
    8.000% 30 Year TBA (e)                        5,550               5,751
Participation Certificates
  Series 1014 Class E
    7.950% due 02/15/20                           1,100               1,128
  Series 1037 Class Z
    9.000% due 02/15/21                           1,542               1,655
Federal National Mortgage Association
  Pool #024193    7.000% due 09/01/25               986                 994
  Pool #024205    7.000% due 09/01/25               986                 994
  Pool #050714    7.500% due 04/01/23                70                  72
  Pool #050748    7.500% due 06/01/23                76                  78
  Pool #050766    7.500% due 07/01/23               673                 690
  Pool #050796    7.500% due 09/01/23               451                 463
  Pool #050996    7.500% due 02/01/24               658                 674
  Pool #124032   10.000% due 02/01/05               515                 542
  Pool #190218    7.500% due 04/01/23               293                 301
  Pool #213445    7.500% due 07/01/23                84                  86
  Pool #228620    7.500% due 07/01/23                22                  23
  Pool #229089    7.500% due 07/01/23               515                 528
  Pool #242008    7.500% due 12/01/23                84                  86
  Pool #250329    7.000% due 08/01/25               295                 298
  Pool #250359    7.000% due 10/01/25               494                 498
  Pool #265289    7.000% due 05/01/24                96                  96
  Pool #265560    5.671% due 01/01/24 (c)         3,583               3,647
  Pool #275296    7.000% due 07/01/24               507                 512
  Pool #280365    7.000% due 05/01/24               716                 722
  Pool #303016    6.000% due 10/01/01             1,388               1,386
  Pool #303555    7.000% due 09/01/25             2,184               2,202
  Pool #307564    7.000% due 06/01/25               860                 867
  Pool #312494    7.000% due 07/01/25               456                 459
  Pool #316260    7.500% due 07/01/25               937                 960
  Pool #316651    7.000% due 08/01/25             1,992               2,008
  Pool #316681    7.000% due 07/01/25               931                 939
  Pool #317262    7.000% due 07/01/25               352                 355
  Pool #319580    7.000% due 08/01/25               122                 123
  Pool #319640    7.000% due 08/01/25               457                 461
  Pool #320186    7.500% due 08/01/25               691                 709
  Pool #321182    7.500% due 09/01/25                63                  64
Federal National Mortgage Association
    6.500% 7 Year TBA (e)                         1,750               1,768
    7.000% 15 Year TBA (e)                        2,700               2,750
REMIC
    9.100% due 12/25/12                              21                  21
REMIC Series 1994-3 Class SA
  Inverse Floater
    3.450% due 01/25/24 (c)                         425                 184
REMIC Trust Series 1994-79 Class Z
    7.000% due 04/25/24                           2,776               2,576
Government National Mortgage Association
  Pool #008346    6.500% due 12/20/23 (c)           946                 964
  Pool #008288    7.250% due 09/20/23 (c)           834                 847
  Pool #008528    6.500% due 10/20/24 (c)         4,677               4,774
  Pool #297864    9.000% due 10/15/21               139                 148
  Pool #330255    7.500% due 07/15/23                84                  86
  Pool #342022    7.500% due 05/15/23                97                 100
  Pool #345644    7.500% due 03/15/24                83                  86
  Pool #346746    7.000% due 09/15/23               606                 613
  Pool #348193    7.500% due 07/15/23               553                 570
  Pool #352050    7.000% due 10/15/23             1,020               1,032
  Pool #352129    9.000% due 08/15/24               726                 769
  Pool #352542    7.000% due 01/15/24               239                 242
  Pool #360592    7.500% due 07/15/25               455                 468
  Pool #361036    7.500% due 07/15/23               141                 145
  Pool #362183    7.000% due 01/15/24               101                 103
  Pool #367356    7.000% due 01/15/24                25                  25
  Pool #369166    7.500% due 10/15/23               334                 344
  Pool #371259    7.000% due 01/15/24               115                 116
  Pool #372591    7.500% due 11/15/23               501                 515
  Pool #373789    7.500% due 10/15/23               414                 427
  Pool #376352    7.500% due 12/15/23               449                 462
  Pool #380708    9.000% due 01/15/25               276                 292
  Pool #380893    7.500% due 03/15/24               378                 389
  Pool #385312    9.000% due 11/15/24               599                 635
  Pool #389622    9.000% due 10/15/24               431                 456
  Pool #390005    7.000% due 04/15/24               861                 871
  Pool #394467    7.500% due 08/15/25               133                 137
  Pool #403241    9.000% due 02/15/25               948               1,005
  Pool #403995    9.000% due 11/15/24                66                  70
  Pool #405540    9.000% due 12/15/25               520                 551
  Pool #418666    7.500% due 09/15/25               559                 575
  Pool #780023    7.000% due 09/15/24               735                 744
  Pool #780029    9.000% due 11/15/24               399                 427

106  Fixed Income III Fund


FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
Government National Mortgage Association
    7.000% 30 Year TBA (e)                     $  7,475            $  7,563
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
    8.060% due 06/15/21 (c)                         770                 792
Paine Webber Mortgage Acceptance Corp. IV
  Series 1995-M1 Class A
    6.700% due 01/15/07                             720                 733
Ryland Mortgage Securities Corp. CMO
  Series 1993-8 Class A
    7.870% due 09/25/23 (c)                       1,003               1,018
                                                                   --------
                                                                     69,522
                                                                   --------
MUNICIPAL BONDS - 0.6%
Atlanta Water & Sewer Revenue
    4.750% due 01/01/23                             350                 321
Atlanta, Georgia, General Obligation
    5.600% due 12/01/18                             270                 274
Salt River Project, Arizona,
  Agricultural Improvement
  & Power District Series B
    5.250% due 01/01/19                             290                 285
South Carolina, Public Service
  Authority Series C
    5.000% due 01/01/25                             650                 617
                                                                   --------
                                                                      1,497
                                                                   --------
NON-US BONDS - 3.5%
Canada, Government of
    8.750% due 12/01/05                   CD      1,000                 819
Cemex SA (MTN)
    8.500% due 08/31/00                        $  1,000                 885
Germany, Republic of
    6.250% due 01/04/24                   DM      9,800               6,364
Italy, Republic of
    6.875% due 09/27/23                        $    475                 464
Poland, Government of
    6.875% due 10/27/24 (c)                         465                 351
                                                                   --------
                                                                      8,883
                                                                   --------
UNITED STATES GOVERNMENT
AGENCIES - 0.4%
Tennessee Valley Authority
    6.235% due 07/15/45                           1,100               1,139
                                                                   --------
                                                                      1,139
                                                                   --------
UNITED STATES GOVERNMENT
TREASURIES - 11.4%
United States Treasury Bonds
    7.500% due 11/15/16                           2,250               2,638
    8.125% due 08/15/19                           2,510               3,156
    7.875% due 02/15/21                           4,365               5,375
    7.125% due 02/15/23                           1,776               2,031
United States Treasury Notes
    5.375% due 05/31/98                           2,500               2,508
    6.750% due 05/31/99                           3,900               4,074
    6.750% due 06/30/99                           1,150               1,202
    6.875% due 08/31/99                           3,100               3,258
    6.375% due 01/15/00                             460                 478
    7.125% due 02/29/00                             900                 958
    5.875% due 02/15/04                             500                 509
    5.875% due 11/15/05                           1,285               1,314
United States Treasury Principal Only Strip
  Zero Coupon due 11/15/99                          650                 530
  Zero Coupon due 11/15/21                        3,800                 773
                                                                   --------
                                                                     28,804
                                                                   --------
YANKEE BONDS - 4.2%
Bombril SA
    8.000% due 08/26/98                             400                 363
Brazil, Federal Republic of
    6.688% due 01/01/01 (c)                         475                 409
Christiana Bank
    6.063% due 11/30/49 (c)                          40                  32
Czech National Bank
    7.000% due 04/06/96                           1,000               1,001
Den Norske Creditbank AS
    6.125% due 11/30/49 (f)                         210                 166
Doman Industries, Ltd.
    8.750% due 03/15/04                             500                 474
Domtar, Inc.
    11.750% due 03/15/99                            200                 224
    12.000% due 04/15/01                            500                 591
Ecuador, Republic of
    3.000% due 02/28/25 (c)                       1,850                 668
Fairfax Financial Holdings, Ltd.
    7.750% due 12/15/03                             350                 368
Lloyds Bank
    6.063% due 12/31/99 (f)                         290                 241
Methanex Corp.
    7.750% due 08/15/05                             900                 955
Mexico (United Mexican States)
    6.250% due 12/31/19                             750                 488
    6.609% due 12/31/19 (c)                       1,000                 723

                                                      Fixed Income III Fund  107


FIXED INCOME III FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
National Westminster Bank PLC
    6.125% due 12/31/99 (c)                    $    220            $    185
Santander Finnish Issuances
    6.775% due 09/30/49 (c)                         500                 450
St. George Bank, Ltd.
    7.150% due 10/15/05                             775                 802
Standard Chartered Bank Group PLC
    5.775% due 12/31/99 (c)                         250                 189
Telewest Communications PLC
  Step Up Bond
    11.000% due 10/01/07                          1,725               1,041
Tembec Finance Corp.
    9.875% due 09/30/05                             700                 695
Trizec Finance
    10.875% due 10/15/05                            375                 384
Videotron Holdings PLC Step Up Bond
    11.000% due 08/15/05                            210                 131
                                                                   --------
                                                                     10,580
                                                                   --------
TOTAL LONG-TERM INVESTMENTS
(cost $188,271)                                                     193,289
                                                                   --------
OPTIONS PURCHASED - 0.1%
United States Treasury Bond
Feb 98.50 Call (b)                                5,000*                155
                                                                   --------
TOTAL OPTIONS PURCHASED
(cost $145)                                                             155
                                                                   --------


                                                NUMBER
                                                  OF
                                                SHARES
                                              ---------
PREFERRED STOCKS - 0.6%
Australia & New Zealand
  Banking Group, Ltd.                             7,200                 196
California Federal Bank
  of Los Angeles Series B                         4,500                 488
Credit Lyonnais Capital S.C.A. - ADR              3,500                  87
Equity Residential Property Trust                 2,000                  51
Lasalle National Corp. Series K                   3,000                 158
Newscorp Overseas, Ltd.                          10,000                 223
Texaco Capital Series B                           4,000                  84
Wellsford Residential Property Trust Series B     5,600                 144
                                                                   --------
TOTAL PREFERRED STOCKS
(cost $1,423)                                                         1,431
                                                                   --------

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)
                                              ----------
SHORT-TERM INVESTMENTS - 27.8%
Federal Home Loan Mortgage Corp.
  Discount Notes
    4.215% due 01/16/96 (a)(h)                 $  2,475            $  2,469
Frank Russell Investment Company
  Money Market Fund, due on demand (a)           49,586              49,586
Mexico (United Mexican States)
  Structured Note
    Zero Coupon due 11/27/96                        650                 662
United States Treasury Bills
    5.340% due 02/08/96 (a)(g)(h)                   120                 119
    5.265% due 02/15/96 (a)(g)(h)                   180                 179
    5.305% due 02/22/96 (a)(g)(h)                   130                 129
United States Treasury Notes
    7.875% due 07/15/96                           5,000               5,068
    6.125% due 07/31/96                           5,000               5,026
    4.375% due 08/15/96                           7,000               6,965
                                                                   --------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,172)                                                       70,203
                                                                   --------

TOTAL INVESTMENTS
(identified cost $260,011)(d) - 105.0%                              265,078

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (5.0%)                            (12,613)
                                                                   --------

NET ASSETS - 100.0%                                                $252,465
                                                                   --------
                                                                   --------

(a)  At cost, which approximates market.
(b)  Nonincome-producing security.
(c)  Adjustable or floating rate security.
(d) At December 31, 1995, the cost for federal income tax purposes was $259,862 and net unrealized appreciation for all securities was $5,216. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,034 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,818.
(e)  Forward Commitment. See Note 2.
(f)  Perpetual floating rate note.
(g) Held as collateral by the custodian in connection with futures contracts and put options written.
(h)  Rate noted is yield-to-maturity (unaudited).
(MTN) represents Medium Term Note.
*    Number of contracts.

   The accompanying notes are an integral part of the financial statements.

108  Fixed Income III Fund

FIXED INCOME III FUND

FUTURES AND OPTIONS WRITTEN

December 31, 1995

                                                               UNREALIZED
                                               NUMBER         APPRECIATION
                                                 OF          (DEPRECIATION)
                                              CONTRACTS          (000)
                                              ---------      --------------
FUTURES CONTRACTS
(Notes 2 and 3)

German 10 Year Bund
  Futures Contracts
  expiration date 03/96                              40            $     59
UK Long Gilt
  Futures Contracts
  expiration date 03/96                              30                  30
United States Treasury 5 Year Note
  Futures Contracts
  expiration date 03/96                             120                  68
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 03/96                              45                  68
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 03/96                             102                  83
                                                                   --------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (*)                                          $    308
                                                                   --------
                                                                   --------

(*) At December 31, 1995, United States Treasury Bills valued at $422 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.

                                               NUMBER               MARKET
                                                 OF                 VALUE
                                              CONTRACTS             (000)
                                              ---------            --------
PUT OPTIONS WRITTEN
(Notes 2 and 3)

Eurodollar Futures Contracts
strike price 91.75
expiration date 03/96                                19            $      1
                                                                   --------
Total Liability for Put Options Written
(premiums received $7)(++)                                         $      1
                                                                   --------
                                                                   --------

(++) At December 31, 1995, United States Treasury Bills valued at $5 were held as collateral by the custodian in connection with put options written.


        The accompanying notes are an integral part of the financial statements.

                                                      Fixed Income III Fund  109

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
Investments at market (identified cost $260,010,601)(Note 2). . . . . . . . . . . . . . . . . . . . .    $265,078,302
Foreign currency holdings (identified cost $408,972). . . . . . . . . . . . . . . . . . . . . . . . .         412,247
Forward foreign currency exchange contracts (cost $6,746,595)(Notes 2 and 6). . . . . . . . . . . . .       6,746,595
Receivables:
   Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,699,398
   Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         532,670
   Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,052,016
   Daily variation margin on futures contracts (Note 2 and 3) . . . . . . . . . . . . . . . . . . . .          78,108
Deferred organization expenses (Notes 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,593
                                                                                                         ------------
                                                                                                          277,611,929

LIABILITIES
   Payables:
      Investments purchased (regular settlement). . . . . . . . . . . . . . . . . . .    $   550,599
      Investments purchased (delayed settlement)(Note 2). . . . . . . . . . . . . . .     17,632,223
      Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         23,563
      Accrued bookkeeping service fees (Note 4) . . . . . . . . . . . . . . . . . . .          5,306
      Accrued management fees (Note 4). . . . . . . . . . . . . . . . . . . . . . . .        115,204
      Accrued transfer agent fees (Note 4). . . . . . . . . . . . . . . . . . . . . .         13,441
      Other accrued expenses and payables . . . . . . . . . . . . . . . . . . . . . .         45,973
   Forward foreign currency exchange contracts
     (cost $6,746,595)(Notes 2 and 6) . . . . . . . . . . . . . . . . . . . . . . . .      6,760,332
   Options written, at market value
     (premiums received $6,536)(Notes 2 and 3). . . . . . . . . . . . . . . . . . . .            475       25,147,116
                                                                                         -----------     ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $252,464,813
                                                                                                         ------------
                                                                                                         ------------

NET ASSETS CONSIST OF:
   Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     66,680
   Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,760,415)
   Unrealized appreciation (depreciation) on:
      Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,067,701
      Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         307,602
      Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,061
      Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (14,048)
   Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         244,278
   Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     249,546,954
                                                                                                         ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $252,464,813
                                                                                                         ------------
                                                                                                         ------------
Net asset value, offering and redemption price per share,
 ($252,464,813 divided by 24,427,830 shares of $.01 par value
 shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $10.34
                                                                                                         ------------
                                                                                                         ------------

110  Fixed Income III Fund

      The accompanying notes are an integral part of the financial statements.

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   12,706,084
   Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . . . . . . . . .        2,369,188
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          139,612
                                                                                                 --------------
                                                                                                     15,214,884

EXPENSES (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   892,253
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      152,351
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       99,116
   Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . . . . . . . .       25,990
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,510
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       31,829
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,348
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . .        6,048
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,793         1,246,238
                                                                                  -----------    --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,968,646
                                                                                                 --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          578,603
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,037,656
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          379,327
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . .          242,339
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,808,353
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          315,992
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,948
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . . . .          (14,048)
                                                                                                 --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,392,170
                                                                                                 --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . .   $   33,360,816
                                                                                                 --------------
                                                                                                 --------------

      The accompanying notes are an integral part of the financial statements.

                                                    Fixed Income III Fund  111

FIXED INCOME III FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                                  1995             1994
                                                              ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income . . . . . . . . . . . . . . . . . .   $ 13,968,646       11,005,887
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . . . . . . . . . . .        578,603       (5,459,340)
    Futures contracts . . . . . . . . . . . . . . . . . . .      3,037,656       (1,308,048)
    Options written . . . . . . . . . . . . . . . . . . . .        379,327           68,997
    Foreign currency-related transactions . . . . . . . . .        242,339               --
  Net change in unrealized appreciation or depreciation of:
    Investments . . . . . . . . . . . . . . . . . . . . . .     14,808,353      (10,220,115)
    Futures contracts . . . . . . . . . . . . . . . . . . .        315,992          (30,619)
    Options written . . . . . . . . . . . . . . . . . . . .         43,948          (37,887)
    Foreign currency-related transactions . . . . . . . . .        (14,048)             615
                                                              ------------     ------------
Net increase (decrease) in net assets resulting from
  operations . . . . . . . . . . . . . . . . . . . . . . .      33,360,816       (5,980,510)

Distributions to shareholders:
  Net investment income . . . . . . . . . . . . . . . . . .    (14,094,063)     (10,933,568)
  In excess of net realized gain on investments . . . . . .             --          (62,326)

Increase (decrease) in net assets from Fund share
  transactions . . . . . . . . . . . . . . . . . . . . . .      66,578,025       59,362,071
                                                              ------------     ------------

INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . .     85,844,778       42,385,667

Net Assets at Beginning of Year . . . . . . . . . . . . . .    166,620,035      124,234,368
                                                              ------------     ------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $66,680 and $49,136, respectively) . . . . . . . . . .   $252,464,813     $166,620,035
                                                              ------------     ------------
                                                              ------------     ------------


FUND SHARE TRANSACTIONS                               1995                         1994
                                           ---------------------------   --------------------------
                                              SHARES         AMOUNT          SHARES        AMOUNT
                                           -----------    ------------   -----------   ------------
Fund shares sold . . . . . . . . . . . . .  10,309,335    $102,755,822     9,007,408    $90,528,942
Fund shares issued to shareholders
 in reinvestments of distributions . . . .   1,373,663      13,707,352     1,124,930     10,786,542
Fund shares redeemed . . . . . . . . . . .  (5,030,481)    (49,885,149)   (4,260,253)   (41,953,413)
                                           -----------    ------------   -----------   ------------
Net increase (decrease) . . . . . . . . . .  6,652,517    $ 66,578,025     5,872,085    $59,362,071
                                           -----------    ------------   -----------   ------------
                                           -----------    ------------   -----------   ------------

       The accompanying notes are an integral part of the financial statements.

112  Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements.

                                                              1995       1994      1993++
                                                            --------   --------   --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . .  . . .    $  9.37      10.44      10.00
                                                            --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . .        .67        .66        .49
  Net realized and unrealized gain (loss) on investments.        .97      (1.07)       .52
                                                            --------   --------   --------
  Total Income From Investment Operations . . . . . . . .       1.64       (.41)      1.01
                                                            --------   --------   --------
LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . . . . . . . . .       (.67)      (.66)      (.48)
  Net realized gain on investments  . . . . . . . . . . .         --         --       (.08)
  In excess of net realized gain on investments . . . . .         --       (.00)      (.01)
                                                            --------   --------   --------
  Total Distributions . . . . . . . . . . . . . . . . . .       (.67)      (.66)      (.57)
                                                            --------   --------   --------
NET ASSET VALUE, END OF YEAR  . . . . . . . . . . . . . .     $10.34       9.37      10.44
                                                            --------   --------   --------
                                                            --------   --------   --------
TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .     17.99      (3.89)     10.22

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c) . .      .61        .20        .20
  Operating expenses, gross, to average net assets (b)(c) .      .61        .20        .40
  Net investment income to average net assets (b)(c). . . .     6.83       7.02       6.30
  Portfolio turnover (b)  . . . . . . . . . . . . . . . . .   141.37     134.11     181.86
  Net assets, end of year ($000 omitted)  . . . . . . . . .  252,465    166,620    124,234
  Per share amount of fees waived ($ omitted) . . . . . . .       --         --      .0003
  Per share amount of fees reimbursed ($ omitted) . . . . .       --         --      .0154

++  For the period January 29, 1993 (commencement of operations) to
    December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended December 31, 1993 are annualized.
(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

                                                     Fixed Income III Fund  113

FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                         [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31      FIXED III     LB AGGREGATE **
-----------------      --------  -------------------------
Inception*             $10,000           $10,000
1993                   $11,022           $10,768
1994                   $10,593           $10,454
1995                   $12,499           $12,386


Fixed Income III Fund


PERIOD ENDED      GROWTH OF        TOTAL
12/31/95           $10,000         RETURN
------------    ------------    ------------
1 Year            $ 11,799         17.99%
Inception         $ 12,499          7.94%***

Lehman Brothers Aggregate Bond Index


PERIOD ENDED      GROWTH OF        TOTAL
12/31/95           $10,000         RETURN
------------    ------------    ------------

1 Year            $ 11,848          18.48%
Inception         $ 12,386           7.61%***

  * Assumes initial investment on February 1, 1993.
 ** Lehman Brothers Aggregate Bond Index is composed of securities from
    Lehman Brothers Government/Corporate Bond Index Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
*** Annualized.

FIXED INCOME III FUND returned 18% in 1995, which lagged the Lehman Brothers Aggregate Bond Index return of 18.5%. The portfolio was managed in a manner consistent with its objective to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed income market portfolios. The Fund seeks to diversify risk and provide exposure to a variety of total return strategies by employing the services of three bond managers, each with a separate and distinct assignment.

With the US bond market up dramatically in 1995, the Fund's foreign holdings lagged through most of the year before contributing strong returns in the fourth quarter. Domestic mortgage-backed securities and high yield bonds also lagged for the greater part of the year which impacted Fund performance negatively. Corporate and Treasury holdings performed well and were enhanced by good security selection to help offset some of the underperformance caused by other factors.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

114  Fixed III Income Fund

MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                   PRINCIPAL                 DATE
                                                    AMOUNT                    OF          VALUE
                                                     (000)       RATE      MATURITY*      (000)
                                                   ---------    ------     ---------     -------
DOMESTIC COMMERCIAL PAPER - 39.5%
Associates Corp. of North America                  $  27,000    5.690%      02/09/96     $26,834
Budget Funding Corp.                                  12,000    5.760       01/24/96      11,956
Budget Funding Corp.                                   9,800    5.700       02/05/96       9,746
CIT Group Holdings, Inc.                              14,180    5.770       01/22/96      14,132
First Deposit Master Trust                            10,000    5.700       02/15/96       9,929
First Deposit Master Trust                            17,000    5.700       02/26/96      16,849
Ford Motor Credit Co.                                 15,000    5.700       02/05/96      14,917
Ford Motor Credit Co.                                 10,000    5.690       03/01/96       9,905
General Electric Capital Services, Inc.               10,000    5.700       02/06/96       9,943
General Motors Acceptance Corp.                       20,000    5.780       02/02/96      19,897
IBM Credit Corp.                                      15,000    5.700       01/29/96      14,934
Merrill Lynch & Co., Inc.                              7,000    5.730       01/31/96       6,967
PHH Corp.                                             12,000    5.700       01/26/96      11,953
Philip Morris                                         15,000    5.675       01/19/96      14,957
Redwood Receivable Corp.                              18,000    5.850       01/31/96      17,911
                                                                                        --------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $210,830)                                          210,830
                                                                                        --------
CORPORATE BONDS AND NOTES - 10.3%
First National Bank of Illinois (a)                   10,000     5.200      02/16/96       9,999
Goldman Sachs Group L.P. (a)                          20,000     5.540      08/26/96      20,000
Merrill Lynch & Co., Inc. (a)                         20,000     5.740      04/04/96      20,000
Wachovia Bank                                          5,000     4.650      02/26/96       4,990
                                                                                        --------
TOTAL CORPORATE BONDS AND NOTES (cost $54,989)                                            54,989
                                                                                        --------
EURODOLLAR CERTIFICATES OF DEPOSIT - 2.6%
Abby National PLC                                     10,000     5.750      01/02/96      10,000
Mitsubishi Bank                                        4,000     5.830      03/08/96       4,000
                                                                                        --------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (cost $14,000)                                                                          14,000
                                                                                        --------
EURODOLLAR TIME DEPOSITS - 10.8%
Bank of Montreal                                      24,000     5.875      01/31/96      24,000
Banque Nationale de Paris                              1,470     5.844      01/02/96       1,470
Canadian Imperial Bank                                 5,000     5.875      01/25/96       5,000
Canadian Imperial Bank                                22,000     5.843      01/31/96      22,000
Mitsubishi Bank                                        5,000     6.125      01/18/96       5,000
                                                                                        --------
TOTAL EURODOLLAR TIME DEPOSITS (cost $57,470)                                             57,470
                                                                                        --------
YANKEE BANKERS ACCEPTANCE - 2.2%
Sanwa Bank, Ltd.                                       7,000     5.700      02/20/96       6,945
Sanwa Bank, Ltd.                                       5,000     5.770      05/29/96       4,880
                                                                                        --------
TOTAL YANKEE BANKERS ACCEPTANCE (cost $11,825)                                            11,825
                                                                                        --------

                                                          Money Market Fund  115


MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995



                                                    PRINCIPAL                DATE
                                                     AMOUNT                   OF          VALUE
                                                     (000)       RATE      MATURITY*      (000)
                                                   ---------    ------     ---------    --------

YANKEE CERTIFICATES OF DEPOSIT - 11.6%
Bank of Tokyo, Ltd.                                 $  8,000    6.350%      01/25/96    $  8,000
Commerzbank AG                                        10,000    5.760       12/06/96      10,000
Mitsubishi Bank, Ltd., New York                       14,000    5.800       04/15/96      14,001
National Westminster Bank PLC                          4,000    5.810       01/25/96       4,000
Sanwa Bank, Ltd.                                      10,000    6.170       02/20/96      10,000
Sanwa Bank, Ltd.                                       8,000    6.230       02/23/96       7,999
Westdeutsche Landesbank                                8,000    6.100       05/13/96       8,005
                                                                                        --------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $62,005)                                       62,005
                                                                                        --------
UNITED STATES GOVERNMENT AGENCIES - 9.6%
Aid to Chile Guaranteed Note (A)                      14,477     5.750       06/01/05     14,494
Aid to INH Portugal Guaranteed Note (A)               12,500     5.817       12/01/17     12,734
Federal National Mortgage ASSOCIATION MTN (A)         12,000     5.210       04/04/97     11,946
Secondary Market Services                              7,583     5.770       01/26/96      7,553
Secondary Market Services                              4,646     5.750       02/12/96      4,615
                                                                                        --------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $51,342)                                    51,342
                                                                                        --------
YANKEE COMMERCIAL PAPER - 13.5%
Beta Finance, Inc.                                    19,000     5.670       02/07/96     18,889
Bishopsgate                                           10,000     5.860       01/19/96      9,971
Cosco Co., Ltd.                                       15,000     5.710       02/13/96     14,898
Glaxo PLC                                             23,000     5.720       01/23/96     22,920
Hitachi Credit America Corp.                           5,000     5.700       02/23/96      4,957

                                                                                        --------
TOTAL YANKEE COMMERCIAL PAPER (cost $71,635)                                              71,635
                                                                                        --------
TOTAL INVESTMENTS (amortized cost $534,096)(b) - 100.1%                                  534,096
                                                                                        --------
OTHER ASSETS AND LIABILITIES, NET - ( 0.1%)                                                 (453)
                                                                                        --------
NET ASSETS - 100.0%                                                                     $533,643
                                                                                        --------
                                                                                        --------


 * The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(MTN) represents Medium Term Note.

      The accompanying notes are an integral part of the financial statements.

116  Money Market Fund

MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995



ASSETS
Investments at amortized cost which
  approximates market (Note 2) . . . . . . . . . . . .   $ 534,095,768
Interest receivable. . . . . . . . . . . . . . . . . .       2,450,356
                                                         -------------
                                                           536,546,124
LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . .  $   110,792
  Dividends. . . . . . . . . . . . . .    2,747,187
  Accrued transfer agent fees (Note 4) .      7,850
  Other accrued expenses . . . . . . . .     37,415         2,903,244
                                        -----------      ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . .   $ 533,642,880
                                                         -------------
                                                         -------------
NET ASSETS CONSIST OF:
Shares of beneficial interest  . . . . . . . . . . . .   $   5,336,429
Additional paid-in capital . . . . . . . . . . . . . .     528,306,451
                                                         -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .   $ 533,642,880
                                                         -------------
                                                         -------------

Net asset value, offering and redemption price
  per share ($533,642,880 divided by
  533,642,880 shares of $.01 par value, shares of
  beneficial interest outstanding) . . . . . . . . . .       $1.00
                                                         -------------
                                                         -------------

     The accompanying notes are an integral part of the financial statements.

                                                        Money Market Fund  117

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 30,202,917

ExpenseS (Notes 2 AND 4):
   Management fees . . . . . . . . . . .    $  980,668
   Custodian fees  . . . . . . . . . . .       164,528
   Transfer agent fees . . . . . . . . .        51,453
   Professional fees . . . . . . . . . .        10,764
   Registration fees . . . . . . . . . .        40,881
   Trustees' fees  . . . . . . . . . . .         4,295
   Miscellaneous . . . . . . . . . . . .         7,267
                                            ----------

EXPENSES BEFORE WAIVER . . . . . . . . .     1,259,856
EXPENSES WAIVED BY MANAGER (NOTE 4). . .      (980,668)        279,188
                                           -----------    ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . .      29,923,729
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . .    $ 29,923,729
                                                          ------------
                                                          ------------

      The accompanying notes are an integral part of the financial statements.

118  Money Market Fund

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                1995             1994
                                           -------------     -------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income and net increase
    in net assets resulting from
    operations . . . . . . . .. . . . .    $  29,923,729     $  24,321,508
Distributions to shareholders from
net investment income . . . . . . . . .      (29,923,729)      (24,321,508)
Increase (decrease) in net assets from
Fund share transactions . . . . . . . .       31,341,062        86,303,556
                                           -------------     -------------

INCREASE (DECREASE) IN NET ASSETS . . .       31,341,062        86,303,556
Net assets at beginning of year . . . .      502,301,818       415,998,262
                                           -------------     -------------

NET ASSETS AT END OF YEAR . . . . . . .    $ 533,642,880     $ 502,301,818
                                           -------------     -------------
                                           -------------     -------------
FUND SHARE TRANSACTIONS
(ON A CONSTANT DOLLAR BASIS):

Fund shares sold . . . . . . . . . . .     4,628,769,576     4,935,462,045
Fund shares issued to shareholders
in reinvestments of distributions  . .         1,601,278         1,365,204
Fund shares redeemed . . . . . . . . .    (4,599,029,792)   (4,850,523,693)
                                           -------------     -------------
Net increase (decrease). . . . . . . .        31,341,062        86,303,556
                                           -------------     -------------
                                           -------------     -------------

     The accompanying notes are an integral part of the financial statements.

                                                        Money Market Fund  119

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                1995       1994       1993       1992       1991
                                              --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR . . . .    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                              --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . .       .0601      .0447      .0342      .0403      .0618
                                              --------   --------   --------   --------   --------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . .      (.0601)    (.0447)    (.0342)    (.0403)    (.0618)
                                              --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR . . . . . . .    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                              --------   --------   --------   --------   --------
                                              --------   --------   --------   --------   --------

TOTAL RETURN (%)(a)  . . . . . . . . . . .        6.19       4.57       3.48       4.11       6.38

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
    daily net assets (a) . . . . . . . . . .       .06        .05        .07        .08        .07
  Operating expenses, gross, to average
    daily net assets (a) . . . . . . . . . .       .26        .05        .07        .08         .07
  Net investment income to average
    daily net assets (a) . . . . . . . . . .      6.01       4.49       3.38       4.04        6.13
  Net assets, end of year ($000 omitted) . .   533,643    502,302    415,998    347,464     316,426
   Per share amount of fees
     waived ($ omitted)(b) . . . . . . . . .     .0020         --         --         --          --


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or any managers. For periods thereafter, they are reported net of investment advisory fees but gross of investment service fees. See Note 4.
(b)  See Note 4.

120  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 22 different investment portfolios referred to as "Funds." These financial statements report on 9 Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies, which require the use of estimates made by management. Such policies are consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   The Money Market Fund's portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Money Market Fund is permitted to utilize the amortized cost valuation method in accordance with an exemptive order granted to the Investment Company by the Securities and Exchange Commission, pursuant to which the Board of Trustees of the Investment Company has agreed to adhere to certain conditions. Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market Fund are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. The Funds may lend portfolio securities with a value of up to 50% of their total assets. The Funds will receive cash, U.S. government treasuries or U.S. government agency securities as collateral. The Funds will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager.

   CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 1995, the Funds changed their method of accounting for the cost of investments from the average cost method to the specific identification method. The new method of accounting for the cost of investments was adopted because it better matches specific costs with proceeds from sales of securities and more closely conforms realized gains with related distributions. The change in accounting principle had no effect on the Funds' net assets, net asset values per share, their net increases (decreases) in net assets resulting from operations, or their distributions. The effect of the change was to increase (decrease) accumulated net realized gain (loss) on investments and increase (decrease) net unrealized appreciation (depreciation) on investments previously reported through December 31, 1994 by the following:

             Equity I     $6,021,086   International     $4,898,083

             Equity II     1,004,621   Fixed Income I       231,487

             Equity III      393,732   Fixed Income II       11,434

             Equity Q      5,939,266   Fixed Income III    (259,599)


                                              Notes to Financial Statements 121

FRANK RUSSELL INVESTMENT COMPANY

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. No federal income tax provision was required for the year ended December 31, 1995. From November 1, 1995 to December 31, 1995, the Fixed Income II Fund incurred net realized capital losses of $122,411. As permitted by tax regulations, the Fixed Income II Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1996.

   At December 31, 1995, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                             12/31/01    12/31/02     12/31/03     TOTALS
                            ---------  ------------  ----------  ------------
        Fixed Income I      $      --  $(12,046,548)  $      --  $(12,046,548)

        Fixed Income II      (948,478)   (3,534,633)   (698,949)   (5,182,060)

        Fixed Income III          --     (2,010,657)         --    (2,010,657)

        Money Market              --             --     (42,377)      (42,377)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually, and the Money Market Fund, which declares and records dividends daily and pays monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

   The following reclassifications have been made to reflect activity for the year ended December 31, 1995:

                              UNDISTRIBUTED       ACCUMULATED
                              NET INVESTMENT      NET REALIZED       ADDITIONAL
                                 INCOME           GAIN (LOSS)      PAID-IN CAPITAL
                              --------------      ------------     ---------------
         EQUITY I             $       94,606      $   (375,426)    $       280,820

         EQUITY II                   218,339           (91,467)           (126,872)

         EQUITY III                       40            49,290             (49,330)

         EQUITY Q                    132,562          (301,978)            169,416

         INTERNATIONAL             2,816,132        (2,374,503)           (441,629)

         FIXED INCOME I              537,755          (256,008)           (281,747)

         FIXED INCOME II                  --            40,426             (40,426)

         FIXED INCOME III            142,961             1,481            (144,442)


122 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

   EXPENSES: Expenses such as management, custodian, transfer agent, bookkeeping, printing, and registration fees are charged directly to the individual Funds; while indirect expenses, such as administrative, insurance, and professional fees are allocated among all Funds principally based on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Fixed Income III Fund has been deferred and is being amortized over 60 months on a straight-line basis.

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the International, Fixed Income I, Fixed Income II and Fixed Income III Funds that arise as a result of changes in exchange rates from that portion that arise from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes these Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with a Fund's excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, a Fund may more effectively achieve the desired portfolio characteristics that allow the Fund to meet its investment objectives. Depending on how the derivatives are utilized and their structure, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.


   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may


                                              Notes to Financial Statements 123

FRANK RUSSELL INVESTMENT COMPANY
   arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   OPTIONS: The Funds, other than the Money Market Fund, may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

   FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.


124 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

3. INVESTMENT TRANSACTIONS

   SECURITIES: During the year ended December 31, 1995, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                      PURCHASES       SALES                         PURCHASES       SALES
                     ------------  ------------                    ------------  ------------
       Equity I      $608,950,313  $568,370,006  International     $324,537,922  $250,093,104
       Equity II      248,882,093   203,675,235  Fixed Income I      96,399,855   107,879,184
       Equity III     173,373,654   161,914,796  Fixed Income II     60,334,182    59,769,199
       Equity Q       422,771,768   367,241,460  Fixed Income III    94,770,957    74,122,088

   Purchases and sales of U.S. Government and Agency obligations (excluding repurchase agreements, options, futures and other short-term securities) were as follows:

                         PURCHASES         SALES
                        ------------    ------------

       Fixed Income I    $805,012,473   $678,951,736
       Fixed Income II    384,656,567    346,788,465
       Fixed Income III   230,124,452    201,536,418

   Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $11,415,010,523, $45,011,094 and $11,322,298,567, respectively. Purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $139,607,010, $881,025 and $163,700,000, respectively.

   OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the year ended December 31, 1995 were as follows:

       EQUITY I                                WRITTEN PUT OPTIONS       FUTURES CONTRACTS

                                                                                   AGGREGATE
                                              NUMBER OF    PREMIUMS    NUMBER OF  FACE VALUE OF
                                              CONTRACTS    RECEIVED    CONTRACTS  CONTRACTS (1)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1994           605   $   756,172         --  $          --
            Opened                                1,568     1,360,418        327     98,431,544
            Closed                               (2,173)   (2,116,590)      (208)   (61,329,287)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1995            --   $        --        119  $  37,102,257
                                              ---------   -----------  ---------  -------------
                                              ---------   -----------  ---------  -------------

       EQUITY II                               WRITTEN PUT OPTIONS       FUTURES CONTRACTS

                                                                                   AGGREGATE
                                              NUMBER OF    PREMIUMS    NUMBER OF  FACE VALUE OF
                                              CONTRACTS    RECEIVED    CONTRACTS  CONTRACTS (1)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1994         1,180   $ 1,145,694         --  $          --
            Opened                                2,075     1,231,698        365     51,962,388
            Closed                               (3,125)   (2,299,785)      (300)   (44,149,088)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1995           130   $    77,607         65  $   7,813,300
                                              ---------   -----------  ---------  -------------
                                              ---------   -----------  ---------  -------------


                                               Notes to Financial Statements 125

FRANK RUSSELL INVESTMENT COMPANY

       EQUITY III                              WRITTEN PUT OPTIONS       FUTURES CONTRACTS

                                                                                   AGGREGATE
                                              NUMBER OF    PREMIUMS   NUMBER OF  FACE VALUE OF
                                              CONTRACTS    RECEIVED   CONTRACTS  CONTRACTS (1)
                                              ---------   ----------  ---------  -------------
            Outstanding December 31, 1994           330   $  387,351         --             --
            Opened                                  560      468,023        103  $  31,030,969
            Closed                                 (890)    (855,374)       (96)   (28,859,594)
                                              ---------   ----------  ---------  -------------
            Outstanding December 31, 1995            --   $       --          7  $   2,171,375
                                              ---------   ----------  ---------  -------------
                                              ---------   ----------  ---------  -------------

       EQUITY Q                                WRITTEN PUT OPTIONS       FUTURES CONTRACTS

                                                                                   AGGREGATE
                                              NUMBER OF    PREMIUMS    NUMBER OF  FACE VALUE OF
                                              CONTRACTS    RECEIVED    CONTRACTS  CONTRACTS (1)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1994           545   $   668,072         --             --
            Opened                                1,195       966,076        247  $  73,852,616
            Closed                               (1,740)   (1,634,148)      (161)   (47,199,723)
                                              ---------   -----------  ---------  -------------
            Outstanding December 31, 1995            --   $        --         86  $  26,652,893
                                              ---------   -----------  ---------  -------------
                                              ---------   -----------  ---------  -------------

       INTERNATIONAL                           FUTURES CONTRACTS

                                                            AGGREGATE
                                              NUMBER OF   FACE VALUE OF
                                              CONTRACTS   CONTRACTS (1)
                                              ---------   -------------
            Outstanding December 31, 1994            --              --
            Opened                                  898   $ 104,114,416
            Closed                                 (471)    (53,120,462)
                                              ---------   -------------
            Outstanding December 31, 1995           427   $  50,993,954
                                              ---------   -------------
                                              ---------   -------------

       FIXED INCOME II                         WRITTEN PUT OPTIONS

                                              NUMBER OF    PREMIUMS
                                              CONTRACTS    RECEIVED
                                              ---------   ----------
            Outstanding December 31, 1994        56,000   $   30,874
            Opened                                   --           --
            Closed                              (56,000)     (30,874)
                                              ---------   ----------
            Outstanding December 31, 1995            --   $       --
                                              ---------   ----------
                                              ---------   ----------

       FIXED INCOME III                        WRITTEN PUT OPTIONS       FUTURES CONTRACTS

                                                                                   AGGREGATE
                                              NUMBER OF    PREMIUMS   NUMBER OF  FACE VALUE OF
                                              CONTRACTS    RECEIVED   CONTRACTS  CONTRACTS (1)
                                              ---------   ----------  ---------  -------------
            Outstanding at December 31, 1994         67   $   58,763        169  $  19,367,750
            Opened                                  769      377,288      1,442    202,932,018
            Closed                                 (717)    (381,677)    (1,274)  (184,197,407)
            Expired                                (100)     (47,838)        --             --
                                              ---------   ----------  ---------  -------------
            Outstanding December 31, 1995            19   $    6,536        337  $  38,102,361
                                              ---------   ----------  ---------  -------------
                                              ---------   ----------  ---------  -------------

(1) The aggregate face value of contracts is computed on the date each contract was opened.

126 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

   SECURITIES LENDING: The International Fund may loan securities with a value up to 50% of its total assets to certain brokers. The Fund receives cash (U.S. currency) and securities issued or guaranteed by the U.S. Government or its agencies as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, short-term investment funds maintained by State Street, money market mutual funds, and such other short-term investments as State Street may from time to time select, provided the investments meet certain quality and diversification requirements. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and State Street Bank and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street, and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. On December 7, 1995, the Fund suspended its securities lending program. All outstanding loans were recalled over the following two months. As of December 31, 1995, the value of outstanding securities on loan and the value of collateral amounted to $2,277,384 and $3,002,656, respectively.

4. RELATED PARTIES

   Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds (the U.S. Government Money Market Fund is a series of the Investment Company that is not presented here). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the other Funds.

   On January 16, 1995 and March 28, 1995, the Investment Company's Board of Trustees and shareholders, respectively, approved amendments to the Investment Company's Management Agreement with the FRIMCo to (i) provide for an annual management fee to be paid to the Manager by each Fund based on the Fund's average daily net assets; and (ii) clarify the agency relationship between the Investment Company and the Manager with respect to fees paid to the money managers selected to manage the Investment Company's assets. The amendments became effective April 1, 1995.

   Prior to April 1, 1995, the Funds paid no management or advisory fees. Rather, each shareholder entered into a written Asset Management Services Agreement with the Manager, pursuant to which the shareholder paid an asset management service fee directly to the Manager, which in turn, acting as a fiduciary for the Funds, compensated the money managers. Effective April 1, 1995, as approved by shareholders on March 28, 1995, the Funds began incurring a management fee based on a percentage of their average daily net assets as shown in the table below:

                          ANNUAL RATE                    ANNUAL RATE
                          -----------                    -----------
       Equity I              0.60%     Fixed Income I        0.30%
       Equity II             0.75      Fixed Income II       0.50
       Equity III            0.60      Fixed Income III      0.55
       Equity Q              0.60      Money Market          0.25
       International         0.75

                                               Notes to Financial Statements 127

FRANK RUSSELL INVESTMENT COMPANY

   For the year ended December 31, 1995, the management fee paid to FRIMCo, in accordance with the Investment Company's Management Agreement with that firm, amounted to $15,799,364 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table above, of the average daily net assets of the applicable Fund.

   Prior to April 1, 1995, the Management Agreement provided that Fixed
   Income III Fund expenses (exclusive of interest and taxes) exceeding 0.20% of the Fund's average daily net assets, on an annual basis, would be paid by FRIMCo. Effective April 1, 1995, the amendment to the management contract, as approved by shareholders on March 28, 1995, provides that Fixed Income III Fund expenses (exclusive of interest and taxes) exceeding 0.75% of its average daily net assets on an annual basis will be paid by FRIMCo. There were no reimbursements for the year ended December 31, 1995.

   Effective April 1, 1995 through December 31, 1995, the Manager voluntarily agreed to waive its 0.25% management fee for the Money Market Fund, which amounted to $980,668.

   Additionally, effective April 1, 1995, as approved by shareholders on March 28, 1995, each shareholder continues to enter into a written Asset Management Services Agreement with the Manager, pursuant to which the shareholder agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Funds. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts, for the other services or reports provided by the Manager to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Manager.

   Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Funds, except the Money Market Fund, pursuant to a written Service Agreement. The PVS computerized data base system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. The Funds' fees for the year ended December 31, 1995, were $349,124 before waivers. The Manager voluntarily agreed to waive $85,558 of these fees for the International Fund.

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1995 were $1,162,482.

   The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of the Frank Russell Investment Management Company. These commissions are net of a refund (up to 70%) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1995 were as follows:

       Equity I              $76,563     Equity Q        $   134
       Equity II                  67     International    53,217
       Equity III             30,213

   The Investment Company was paying each of its Trustees not affiliated with FRIMCo a retainer of $16,000 per year plus out-of-pocket expenses. Effective April 28, 1995, the annual retainer was increased to $20,000. Total trustee expenses were $96,696 for the year ended December 31, 1995 and were allocated to each Fund on a pro rata basis, including 13 affiliated funds not represented here.

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

5. MONEY MARKET FUND

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market Fund. These investments are reflected as purchases and redemptions of shares of the Money Market Fund. The interest earned by the Money Market Fund related to these investments is reflected as dividends paid (or payable) on such shares. As of December 31, 1995, $283,877,000 of the Money Market Fund's net assets represents investments by these Funds and $208,055,000 represents the investment of other affiliated Funds not presented here.

128 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

6. COMMITMENTS

   As of December 31, 1995, the Equity I, International, Fixed Income I, and Fixed Income III Funds have entered into various forward foreign currency exchange and foreign currency exchange spot contracts which contractually obligate the Funds to deliver or receive currencies at specified future dates. Open contracts were as follows:

                                   EQUITY I FUND
                      FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                      UNREALIZED
                                                                     APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR   SETTLEMENT DATE   (DEPRECIATION)
        --------------------    ---------------   ---------------   --------------
        USD           65,989    NOK     417,976       01/02/96      $           (1)
        USD           82,797    NOK     526,836       01/03/96                 378
        USD           74,410    NOK     471,761       01/04/96                  69
                                                                    --------------
                                                                    $          446
                                                                    --------------
                                                                    --------------

                                  INTERNATIONAL FUND
                     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER     IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
        --------------------    -----------------   ---------------   --------------
        USD        2,162,535    AUD     2,900,000       03/29/96      $      (16,423)
        USD        7,132,115    DEM    10,200,000       03/29/96              10,492
        USD        3,814,735    FRF    18,800,000       03/29/96              29,964
        USD       15,850,110    GBP    10,200,000       03/29/96             (43,288)
        USD       28,694,834    JPY 2,900,000,000       03/29/96            (243,239)
        DEM        7,246,000    USD     5,096,930       03/21/96              24,888
        FRF       32,640,000    USD     6,638,194       03/21/96             (36,086)
        GBP          850,000    USD     1,298,630       06/03/96             (16,714)
        JPY      578,220,000    USD     6,000,000       01/08/96             391,650
        JPY      274,300,000    USD     2,738,755       03/21/96              50,791
                                                                      --------------
                                                                      $      152,035
                                                                      --------------
                                                                      --------------

                         FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER     IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
        --------------------    -----------------   ---------------   --------------
        USD           37,025    AUD        50,000       01/02/96      $          139
        USD          170,809    AUD       229,427       01/08/96                (282)
        USD           23,853    CHF        27,469       01/04/96                 (39)
        USD           13,758    FIM        60,000       01/02/96                  37
        USD          174,878    GBP       112,745       01/08/96                 218
        USD          755,190    SEK     5,014,838       01/04/96                  91
        USD          170,762    SGD       241,372       01/04/96      $         (121)
                                                                      --------------
                                                                                  43
                                                                      --------------
                                                                      --------------

                                               Notes to Financial Statements 129

FRANK RUSSELL INVESTMENT COMPANY

                               FIXED INCOME I FUND
                     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER     IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
        --------------------    -----------------   ---------------   --------------
        USD     4,815,062       DEM     6,933,690       01/04/96      $       20,035
        DEM     6,933,690       USD     4,999,055       01/04/96             163,958
        DEM     5,403,208       USD     3,844,908       01/11/96             115,638
        DEM     6,933,690       USD     4,882,530       02/05/96             (20,646)
                                                                      --------------
                                                                      $      278,985
                                                                      --------------
                                                                      --------------

                               FIXED INCOME III FUND
                     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER     IN EXCHANGE FOR    SETTLEMENT DATE   (DEPRECIATION)
        --------------------    -----------------   ---------------   --------------
        DEM        4,317,000    USD     3,014,665      01/18/96       $        1,988
        DEM          591,840    USD       420,565      12/09/96                1,333
        DEM        4,698,000    USD     3,311,366      12/13/96              (17,058)
                                                                      --------------
                                                                      $      (13,737)
                                                                      --------------
                                                                      --------------

   The related net unrealized appreciation (depreciation) is reflected in the preceding Funds' financial statements.

130 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

ADDITIONAL INFORMATION

December 31, 1995 (Unaudited)

   On January 22, 1996, a special meeting of the shareholders of the Funds was held for the purpose of voting on the following matter:

      To approve the Investment Company's operation in accordance with the exemptive order granted on June 27, 1995 to the Investment Company and the Manager by the Securities and Exchange Commission.

      The exemptive order permits the Manager to engage and terminate unaffiliated money managers for each Fund without holding shareholder meetings and to disclose in the Investment Company's prospectus, with respect to each Fund, only the aggregate fees paid to that Fund's money managers and the net advisory fees retained by the Manager with respect to that Fund.

   The results of the vote on the proposal for the 22 Funds, on which 9 are reported in these financial statements, were as follows:

                        NUMBER OF  % OF OUTSTANDING  % OF SHARES
           VOTE          SHARES         SHARES          VOTED
       -----------    -----------  ----------------  -----------
       Affirmative    349,878,731        68.5%           99.9%
       Against            226,716          --             0.1%
       Abstain             15,879          --             --
                      -----------  ----------------  -----------
       Total          350,121,326        68.5%          100.0%
                      -----------  ----------------  -----------
                      -----------  ----------------  -----------

TAX INFORMATION

   Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for their taxable year ended December 31, 1995:

             Equity I         $48,198,431
             Equity II         15,617,795
             Equity III        11,820,825
             Equity Q          31,289,032
             International     20,031,392

   Please consult a tax advisor for questions about federal or state income tax laws.



                                                  Additional Information  131

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001

TRUSTEES
George F. Russell, Jr., Chairman
Lynn L. Anderson
Paul E. Anderson
Paul Anton, PhD
William E. Baxter
Lee C. Gingrich
Eleanor W. Palmer

OFFICERS
Lynn L. Anderson, President and Chief Executive Officer
Peter Apanovitch, Manager of Short Term Investment Funds
George W. Weber, Treasurer and Chief Accounting Officer
Randall P. Lert, Director of Investments
Karl Ege, Secretary

MANAGER
Frank Russell Investment Management Company
909 A Street
Tacoma, WA 98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, WA 98402

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, WA 98402

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
2600 - One Commerce Square
Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, WA 98402

MONEY MANAGERS
EQUITY I
Alliance Capital Management L.P., Minneapolis, MN
Systematic Financial Management, L.P., Fort Lee, NJ
Columbus Circle Investors, Stamford, CT
Equinox Capital Management, Inc., New York, NY
INVESCO Capital Management, Inc., Atlanta, GA
Lincoln Capital Management Company, Chicago, IL
Suffolk Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA
Wellington Management Company, Boston, MA

EQUITY II
Delphi Management, Inc., Boston, MA
Fiduciary International, Inc., New York, NY
GlobeFlex Capital, L.P., San Diego, CA
    (added on 01/08/96)
Jacobs Levy Equity Management, Inc., Roseland, NJ
Mitchell Hutchins Institutional Investors, New York, NY
    (replaced on 12/21/95)
Sirach Capital Management, Inc., Seattle, WA
Wellington Management Company, Boston, MA

EQUITY III
Brandywine Asset Management, Inc., Wilmington, DE
Equinox Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

EQUITY Q
BZW Barclays Global Fund Advisors, San Francisco, CA
Franklin Portfolio Associates Trust, Boston, MA
J.P. Morgan Investment Management Inc., New York, NY

INTERNATIONAL
Grantham, Mayo, Van Otterloo & Co., Boston, MA
J.P. Morgan Investment Management Inc., New York, NY
Marathon Asset Management Limited, London, England
Oechsle International Advisors, Boston, MA
Rowe Price-Fleming International, Inc., Baltimore, MD

FIXED INCOME I
Lincoln Capital Management Company, Chicago, IL
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME II
BlackRock Financial Management, New York, NY
Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME III
BEA Associates, New York, NY
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

MONEY MARKET
Frank Russell Investment Management Co., Tacoma, WA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

132 Manager and Money Managers

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 22 different investment portfolios. These financial statements report on eight Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                                TABLE OF CONTENTS

                                                                            PAGE

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . .       2

DIVERSIFIED EQUITY FUND. . . . . . . . . . . . . . . . . . . . . . . .       3

SPECIAL GROWTH FUND. . . . . . . . . . . . . . . . . . . . . . . . . .      15

EQUITY INCOME FUND . . . . . . . . . . . . . . . . . . . . . . . . . .      33

QUANTITATIVE EQUITY FUND . . . . . . . . . . . . . . . . . . . . . . .      43

INTERNATIONAL SECURITIES FUND. . . . . . . . . . . . . . . . . . . . .      55

DIVERSIFIED BOND FUND. . . . . . . . . . . . . . . . . . . . . . . . .      75

VOLATILITY CONSTRAINED BOND FUND . . . . . . . . . . . . . . . . . . .      91

MULTISTRATEGY BOND FUND. . . . . . . . . . . . . . . . . . . . . . . .     101

NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .     113

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .     122

MANAGER AND MONEY MANAGERS . . . . . . . . . . . . . . . . . . . . . .     123


FRANK RUSSELL INVESTMENT COMPANY -- INTERNAL FEE FUNDS
Copyright-C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities on non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board
of Trustees of Frank Russell Investment Company:


We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities, Diversified Bond, Volatility Constrained Bond, and Multistrategy Bond, (the "Funds")), as of December 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.


Boston, Massachusetts
February 12, 1996


                                         /s/ COOPERS & LYBRAND L.L.P.

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

COMMON STOCKS - 94.5%
BASIC INDUSTRIES - 6.6%
Air Products & Chemicals, Inc.                         5,900      $     311
Alco Standard Corp.                                   11,000            502
Allegheny Ludlum Corp.                                10,100            187
Aluminum Co. of America                               68,100          3,601
Bethlehem Steel Corp. (a)                             36,500            511
Boise Cascade Corp.                                   10,000            346
CalMat Co.                                            11,800            215
Cyprus Amax Minerals Co.                              14,000            366
De Beers Consolidated Mines, Ltd. - ADR               10,300            309
Dow Chemical Co.                                      36,300          2,555
du Pont (E.I.) de Nemours & Co.                        6,100            426
Engelhard Corp.                                       11,550            251
Ethyl Corp.                                           18,700            234
Ferro Corp.                                            8,300            193
Fuller (H.B.) Co.                                      6,400            222
Goodrich (B.F.) Co.                                   24,900          1,696
Grace (W.R.) & Co.                                    14,600            863
Great Lakes Chemical Corp.                            43,700          3,146
Illinois Tool Works, Inc.                             10,300            608
IMC Global, Inc.                                      36,800          1,504
International Paper Co.                               21,800            826
J & L Specialty Steel, Inc.                           15,100            283
Kimberly-Clark Corp.                                  52,998          4,386
Lawter International, Inc.                            16,600            193
Loctite Corp.                                          5,000            238
Lone Star Technologies, Inc. (a)                      40,000            440
Lukens, Inc.                                           8,000            230
Minnesota Mining & Manufacturing Co.                  24,000          1,590
Monsanto Co.                                          13,000          1,593
NCH Corp.                                              5,100            295
P.H. Glatfelter Co.                                   12,600            216
Phelps Dodge Corp.                                     4,300            268
Potash Corp. of Saskatchewan, Inc.                     9,300            659
Potlatch Corp.                                         8,300            332
PPG Industries, Inc.                                   6,400            293
Praxair, Inc.                                         31,600          1,063
Precision Castparts Corp.                             21,400            851
Reynolds Metals Co.                                   13,000            736
Rhone Poulenc SA - ADR                                18,714            400
Rio Algom, Ltd.                                       13,400            245
Sequa Corp. (a)                                       21,000            641
Sonoco Products Co.                                    9,765            256
Wellman, Inc.                                         23,700            538
Willamette Industries, Inc.                            7,700            430
Witco Chemical Corp.                                   6,900            201
                                                                  ---------
                                                                     35,249
                                                                  ---------

CAPITAL GOODS - 3.6%
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                        41,200            721
Ball Corp.                                             5,100            140
Boston Scientific Corp. (a)                           18,300            897
Briggs & Stratton Corp.                                6,300            273
CBI Industries, Inc.                                  31,900          1,049
Cooper Industries, Inc.                               13,300            489
Crane Co.                                              8,200            302
Culligan Water Technologies, Inc.                      6,700            162
Cummins Engine Co., Inc.                              26,500            981
Dover Corp.                                            8,360            308
Duracell International, Inc.                          16,200            838
Emerson Electric Co.                                   3,500            286
Gardner Denver Machinery, Inc. (a)                       152              3
General Electric Co.                                  48,600          3,499
General Signal Corp.                                   5,900            191
Giant Cement Holding, Inc. (a)                        15,900            183
Goulds Pumps, Inc.                                     9,400            234
Grainger (W.W.), Inc.                                  3,300            219
Harnischfeger Industries, Inc.                         6,700            223
Harsco Corp.                                           5,000            291
Hubbell, Inc. Class B                                  4,095            269
ITT Industries, Inc.                                  19,000            456
Johnson Controls, Inc.                                13,300            914
Kaydon Corp.                                           9,300            282
Magna International, Inc. Class A                     21,700            939
National Service Industries, Inc.                      8,000            259
SPS Technologies, Inc. (a)                            14,200            758
Technip SA - ADR (a)                                  25,938            885
Tecumseh Products Co. Class A                         14,100            730
Timken Co.                                             8,200            314
Varity Corp. (a)                                       5,800            215
Weatherford Enterra, Inc. (a)                          4,647            134
Westinghouse Electric Corp.                           34,900            576
WMX Technologies, Inc.                                24,000            717
Wyman-Gordon Co. (a)                                   6,300             86
Zurn Industries, Inc.                                 12,400            265
                                                                  ---------
                                                                     19,088
                                                                  ---------

CONSUMER BASICS - 19.4%
Abbott Laboratories NPV                               38,300          1,599
Allergan, Inc.                                        18,800            611
American Brands, Inc.                                 36,000          1,607
American Home Products Corp.                          12,600          1,222
American Stores Co.                                   58,935          1,577
Amgen, Inc.                                           39,300          2,329
Archer-Daniels-Midland Co.                           144,573          2,602


                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------

Bard (C.R.), Inc.                                      8,100      $     261
Bausch & Lomb, Inc.                                   10,900            432
Bergen Brunswig Corp. Class A                         13,700            341
Black & Decker Corp.                                   8,700            307
Bristol-Myers Squibb Co.                              21,050          1,808
Cadbury Schweppes - ADR                                7,300            243
Campbell Soup Co.                                      5,400            324
Carter-Wallace, Inc.                                  23,400            266
Chiquita Brands International, Inc.                   43,600            600
Church and Dwight Co., Inc.                            8,200            152
Clorox Co.                                            25,600          1,834
Coca-Cola Co. (The)                                   33,100          2,458
Columbia/HCA Healthcare Corp.                        111,600          5,664
Community Psychiatric Centers                         16,000            196
ConAgra, Inc.                                         32,100          1,324
Corning, Inc.                                         20,000            640
CPC International, Inc.                               15,500          1,064
Dean Foods Co.                                         7,100            195
Dial Corp. (The)                                      33,700            998
Dimon, Inc.                                           35,000            617
Fleming Cos., Inc.                                    66,000          1,361
Forest Labs, Inc. (a)                                  7,300            330
Giant Food, Inc. Class A                               9,900            312
Gillette Co.                                          41,900          2,184
Glaxo Holdings PLC - ADR                               9,900            280
HealthCare COMPARE (a)                                 3,600            157
Hillenbrand Industries, Inc.                           6,200            210
Hormel (George A.) & Co.                               9,400            231
IBP, Inc.                                             16,300            823
International Dairy Queen, Inc.
  Class A (a)                                         12,300            280
Johnson & Johnson                                     75,600          6,473
Kroger Co. (a)                                        54,200          2,033
Lance, Inc.                                           11,300            184
Lilly (Eli) & Co.                                     61,800          3,476
Lincare Holdings, Inc. (a)                             9,900            245
McKesson Corp. New                                    12,200            618
Medtronic, Inc.                                       24,200          1,352
Merck & Co., Inc.                                     96,500          6,345
Mylan Laboratories, Inc.                              74,000          1,739
PacifiCare Health Systems, Inc.,
 Class A (a)                                           4,700            404
PepsiCo, Inc.                                        146,500          8,186
Pfizer, Inc.                                          46,800          2,948
Pharmacia & Upjohn, Inc. (a)                          55,200          2,139
Philip Morris Cos., Inc.                             124,825         11,297
Procter & Gamble Co.                                  24,900          2,067
Quaker Oats Co.                                        6,200            214
Rhone Poulenc Rorer, Inc.                              3,700            197
RJR Nabisco Holdings Corp. New                        10,543            326
Sara Lee Corp.                                        34,400          1,097
Schering-Plough Corp.                                 69,300          3,794
Schweitzer-Mauduit International, Inc.                29,700            687
SmithKline Beecham PLC - ADR                          37,300          2,070
St. Jude Medical, Inc.                                 9,750            417
Standard Commercial Corp.                             15,513            153
Stanley Works                                          5,300            273
Tambrands, Inc.                                        2,600            124
U.S. Bioscience, Inc. (a)                              1,501              7
U.S. Healthcare, Inc.                                  6,150            285
U.S. Surgical Corp.                                   13,800            295
Unilever NV                                            4,500            633
United Healthcare Corp.                               34,100          2,234
Universal Corp.                                       29,500            719
UST Corp.                                              6,600            220
Vons Cos., Inc. (a)                                   17,700            499
Warner-Lambert Co.                                    11,700          1,135
Weis Markets, Inc.                                     8,400            236
Wellpoint Health Networks, Inc.
 Class A (a)                                           7,800            250
                                                                  ---------
                                                                    102,810
                                                                  ---------

CONSUMER DURABLES - 2.1%
Bandag, Inc.                                           3,900            211
Bandag, Inc. Class A                                   1,300             69
Bassett Furniture Industries, Inc.                     7,300            166
Carlisle Cos., Inc.                                    6,600            266
Donaldson Co., Inc.                                   10,200            256
Echlin, Inc.                                          10,000            365
Federal Signal Corp.                                  11,100            287
Fleetwood Enterprises, Inc.                            9,300            239
Ford Motor Co.                                        87,593          2,540
General Motors Corp.                                  40,624          2,148
Genuine Parts Co.                                      6,000            246
Leggett & Platt, Inc.                                 11,600            281
PACCAR, Inc.                                          15,400            647
Polaris Industries, Inc.                               9,300            273
Strattec Security Corp.                                1,260             22
Tomkins PLC - ADR                                     15,100            270
UNC, Inc. (a)                                        112,200            674
Whirlpool Corp.                                       44,400          2,365
                                                                  ---------
                                                                     11,325
                                                                  ---------


4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER         MARKET
                                                       OF            VALUE
                                                     SHARES          (000)
                                                     ------         ------
CONSUMER NON-DURABLES - 5.3%
Angelica Corp.                                         8,600      $     176
Anheuser-Busch Cos., Inc.                             17,900          1,197
Blair Corp.                                            4,600            145
Dayton Hudson Corp.                                   11,000            825
Eastman Kodak Co.                                     11,000            737
Federated Department Stores, Inc. (a)                 79,100          2,175
Gap, Inc.                                             35,700          1,499
Handleman Co.                                         19,100            110
Hills Stores Co. New (a)                              17,926            177
Jostens, Inc.                                         21,200            514
K mart Corp.                                          35,000            254
Kohl's Corp. (a)                                       2,900            152
Liz Claiborne, Inc.                                    9,900            275
Lowe's Cos., Inc.                                     18,800            630
Mattel, Inc.                                          38,193          1,174
May Department Stores Co.                             28,900          1,221
Newell Co.                                            11,972            310
NIKE, Inc. Class B                                     6,000            418
Nine West Group, Inc. (a)                             21,200            795
Office Depot, Inc. (a)                                25,400            502
Penney (J.C.) Co., Inc.                               32,500          1,548
Petrie Stores Corp.                                    7,400             20
Phar-Mor, Inc. New                                    98,500            776
Price Costco, Inc. (a)                                29,900            456
Rayonier, Inc.                                        13,000            434
Reebok International, Ltd.                            11,600            328
Rite Aid Corp.                                        40,100          1,373
Salant Corp. (a)                                     125,700            487
Sears Roebuck & Co.                                   47,700          1,860
Semi-Tech Corp. Class A                               30,000            195
Shaw Industries, Inc.                                100,000          1,475
Stride Rite Corp.                                     24,300            182
SuperValu, Inc.                                       41,100          1,295
Toys "R" Us, Inc. (a)                                 79,240          1,723
Wal-Mart Stores, Inc.                                104,900          2,347
Warnaco Group, Inc. Class A                            5,800            146
                                                                  ---------
                                                                     27,931
                                                                  ---------

CONSUMER SERVICES - 4.2%
America West Airlines, Inc. Class B (a)               16,000            272
AMR Corp. (a)                                          9,800            728
Brinker International, Inc. (a)                       51,600            780
British Airways PLC - ADS                             12,500            909
Carnival Corp. Class A                                58,700          1,431
Continental Airlines, Inc. Class B (a)                 8,800            383
Delta Air Lines, Inc.                                 17,000          1,256
Disney (Walt) Co.                                     78,100          4,608
Harrah's Entertainment, Inc.                           6,200            150
ITT Corp. New                                         46,500          2,465
King World Productions, Inc. (a)                       5,600            218
KLM Royal Dutch Airlines                              27,956            985
McDonald's Corp.                                      92,900          4,192
Mirage Resorts, Inc. (a)                              28,000            966
Northwest Airlines Corp. Class A (a)                  15,700            799
Patriot American Hospitality, Inc.                     3,500             90
Royal Caribbean Cruises, Ltd.                          8,600            189
VAL Corp. (a)                                         10,850          1,937
                                                                  ---------
                                                                     22,358
                                                                  ---------

ENERGY - 8.0%
Amerada Hess Corp. NPV                                35,000          1,855
Amoco Corp.                                           64,300          4,622
Apache Corp.                                          41,900          1,236
Ashland, Inc.                                         14,300            502
Atlantic Richfield Co.                                10,400          1,152
Basin Exploration, Inc. (a)                           81,400            387
British Petroleum Co. PLC - ADR                       28,237          2,884
Burlington Resources, Inc.                            22,700            891
Chevron Corp.                                         26,048          1,368
Diamond Shamrock, Inc.                                13,100            339
Enron Oil & Gas Co.                                    6,900            166
Exxon Corp.                                           41,400          3,317
Halliburton Co.                                        6,200            314
Imperial Oil, Ltd. New                                 6,500            235
Kerr-McGee Corp.                                       6,800            432
Mesa, Inc. (a)                                        70,000            263
Mobil Corp.                                           28,330          3,173
Murphy Oil Corp.                                      15,000            623
Noble Drilling Corp. (a)                              90,000            799
NorAm Energy Corp.                                    55,300            491
Oryx Energy Co. (a)                                   38,000            508
Petroleum Heat & Power, Inc. Class A                  79,100            613
Questar Corp.                                          6,100            204
Reading & Bates Corp. New (a)                         45,600            684
Renaissance Energy, Ltd.                              23,700            590
Royal Dutch Petroleum Co. - ADR                       20,130          2,841
Schlumberger, Ltd.                                    39,600          2,742
Seagull Energy Corp. (a)                              35,700            794
Sun Company                                            1,933             53
Sun Energy Partners, L.P.                             25,700             96
Tenneco, Inc.                                         35,500          1,762
Texaco, Inc.                                          21,400          1,680
Tosco Corp. New                                       20,000            763
Total Co. SA - ADR                                    44,005          1,496


                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER        MARKET
                                                       OF           VALUE
                                                     SHARES         (000)
                                                    ---------     ---------
Transocean AS                                          9,700      $     167
Unocal Corp.                                          22,000            640
USX-Marathon Group                                    62,400          1,216
Washington Energy Co.                                 22,000            409
                                                                  ---------

                                                                     42,307
                                                                  ---------
FINANCE - 16.5%
ACE, Ltd.                                             14,800            588
Aetna Life & Casualty Co.                             22,700          1,572
Allstate Corp.                                        16,408            675
American Express Co.                                  27,600          1,142
American Financial Group, Inc.                        41,900          1,283
American General Corp.                                42,100          1,468
American International Group, Inc.                    68,462          6,333
Banc One Corp.                                        15,600            589
Bank of Boston Corp.                                  29,700          1,374
Bank of New York Co., Inc.                            38,500          1,877
BankAmerica Corp.                                     46,700          3,024
Barnett Banks, Inc.                                   14,700            867
Borg-Warner Security Corp. (a)                        14,800            185
California Federal Bank                               40,000            630
California Federal Bank (a)                            2,400             11
Central Fidelity Banks, Inc.                           7,700            244
Chase Manhattan Corp.                                 12,500            758
Chemical Banking Corp.                                95,600          5,617
Chubb Corp. (The)                                     39,300          3,802
CIGNA Corp.                                           38,850          4,011
Citicorp                                              31,700          2,132
Coast Savings Financial, Inc. (a)                     24,900            862
CoreStates Financial Corp.                            32,600          1,235
Countrywide Credit Industries, Inc.                   69,300          1,507
Dean Witter, Discover & Co.                           39,500          1,857
Equifax, Inc.                                         18,000            385
Equitable of Iowa Cos.                                 6,700            215
Federal Home Loan Mortgage Corp.                      33,900          2,831
Federal National Mortgage Association                 43,800          5,437
First Bank System, Inc.                               23,800          1,181
First Chicago NBD Corp.                               32,486          1,283
First Interstate Bancorp                               4,700            642
Fleet Financial Group, Inc.                           11,600            473
General Re Corp.                                      17,960          2,784
Golden West Financial Corp.                           19,300          1,066
Green Tree Financial Corp.                             7,600            200
Home Beneficial Corp. Class B                         11,200            263
Horace Mann Educators Corp.                           10,000            313
ITT Hartford Group, Inc.                              19,000            919
Lehman Brothers Holdings, Inc.                        28,000            595
Loews Corp.                                            4,400            345
Long Island Bancorp, Inc.                             15,400            406
Marsh & McLennan Cos., Inc.                           18,500          1,642
MBNA Corp.                                            55,500          2,047
Merrill Lynch & Co., Inc.                             42,400          2,162
Morgan Stanley Group, Inc.                             5,600            452
NationsBank Corp.                                     28,000          1,950
Norwest Corp.                                         90,700          2,993
Old Republic International Corp.                      34,500          1,225
Onex Corp.                                            37,000            403
Paul Revere Corp.                                     22,200            461
Pohjola Series B                                      15,000            193
Provident Life & Accident
  Insurance Co. Class B                                8,900            258
Raymond James Financial, Inc.                         12,700            268
Signet Banking Corp.                                  16,800            399
Southern National Corp.                               30,800            809
St. Paul Cos., Inc.                                   24,500          1,363
Standard Federal Bancorporation                        5,400            213
State Street Boston Corp.                             36,000          1,620
SunAmerica, Inc.                                       8,550            406
SunTrust Banks, Inc.                                  24,500          1,678
Torchmark Corp.                                       36,000          1,629
Transatlantic Holdings, Inc.                           3,700            271
Travelers, Inc.                                        7,400            465
Unitrin, Inc.                                          3,200            151
UNUM Corp.                                            16,400            902
USF & G Corp.                                         23,000            387
Value Line, Inc.                                       5,300            194
                                                                  ---------

                                                                     87,522
                                                                  ---------
GENERAL BUSINESS - 5.3%
Automatic Data Processing, Inc.                       57,275          4,253
Block (H&R) Co., Inc.                                  6,600            267
Capital Cities/ABC, Inc.                              11,300          1,394
Cascade Communications Corp.                           9,100            774
CCH, Inc. Class A                                     12,300            680
Comdisco, Inc.                                        15,750            356
Computer Sciences Corp. (a)                           20,500          1,440
Cox Communications, Inc. Class A (a)                  22,900            447
Deluxe Corp.                                          16,300            473
Donnelley (R.R.) & Sons Co.                           14,700            579
Dow Jones & Co., Inc.                                  6,700            267
Dun & Bradstreet Corp.                                 3,600            233
Figgie International Holdings, Inc.
Class A (a)                                           27,000            280
First Data Corp.                                      30,059          2,010


6  Diversified Equity Fund


DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER        MARKET
                                                       OF           VALUE
                                                     SHARES         (000)
                                                    ---------     ---------
Flightsafety International, Inc.                       9,900      $     497
Gannett Co., Inc.                                      4,200            258
General Motors Corp. Class E                          57,700          3,000
Harland (John H.) Co.                                 10,000            209
Ideon Group, Inc.                                     63,900            647
Knight-Ridder, Inc.                                    4,100            256
Lee Enterprises, Inc.                                 13,600            313
McClatchy Newspapers, Inc. Class A                     2,500             57
Miller (Herman), Inc.                                  8,700            261
Moore Corp., Ltd.                                     11,200            209
New England Business Service, Inc.                    11,500            252
New York Times Co. Class A                            36,400          1,078
Ogden Corp.                                           20,800            445
Pinkerton's, Inc. New (a)                             12,900            252
Portugal Telecom SA - ADR (a)                         17,600            334
Reuters Holdings PLC Class B - ADR                    11,300            624
Service Corp. International                           16,200            713
Standard Register Co.                                 10,100            203
Tele-Communications, Inc. Class A                     73,300          1,457
Tele-Communications, Inc. Series A
  New (a)                                             42,575          1,139
Tribune Co.                                            8,500            520
True North Communications, Inc.                       11,600            215
Viacom, Inc. Class B (a)                              27,300          1,292
Washington Post Co. Class B                              900            253
                                                                  ---------

                                                                     27,937
                                                                  ---------
MISCELLANEOUS - 0.5%
American Real Estate Partners, L.P.                   64,426            548
Canadian Pacific, Ltd.                                16,700            303
Home State Holdings, Inc. (a)                         33,000            305
Koger Equity, Inc. (a)                                37,500            398
Newhall Land & Farming Co.                            47,900            814
Providian Corp.                                        6,500            265
                                                                  ---------

                                                                      2,633
                                                                  ---------
SHELTER - 0.5%
Essex Property Trust                                  13,000            250
Lafarge Coppee                                        12,800            240
Louisiana Pacific Corp.                               10,600            257
Rayonier Timberlands, L.P. Class A                     6,000            161
St. Lawrence Cement Inc. Class A                      58,200            309
Standard Pacific Corp. New                            35,000            219
Vulcan Materials Co.                                   4,200            242
Weyerhaeuser Co.                                      23,300          1,007
                                                                  ---------

                                                                      2,685
                                                                  ---------
TECHNOLOGY - 11.9%
3Com Corp.                                            22,100          1,030
Advanced Micro Devices, Inc.                          35,000            578
AMP, Inc.                                             28,900          1,109
Applied Materials, Inc.                               76,400          2,999
BE Aerospace, Inc. (a)                                75,000            797
Boeing Co.                                            52,200          4,091
CAE, Inc.                                             95,000            722
Cisco Systems, Inc. (a)                               83,200          6,209
COMPAQ Computer Corp. (a)                             42,800          2,054
Computer Associates International, Inc.               24,450          1,391
Cray Research, Inc. (a)                                9,900            245
Diebold, Inc.                                          5,400            299
Digital Equipment Corp. (a)                            8,700            558
EG&G, Inc.                                            14,000            340
Electronic Arts (a)                                   25,100            656
Ericsson (LM) Telephone Co.
  Class B - ADR                                       84,870          1,644
FTP Software, Inc. (a)                                18,300            531
General Motors Corp. Class H                          31,800          1,562
Hewlett-Packard Co.                                   80,500          6,742
Honeywell, Inc.                                       13,600            661
Informix Corp.                                        29,100            873
Intel Corp.                                          129,400          7,343
Intelligent Electronics, Inc.                         12,300             74
Intergraph Corp. (a)                                  22,100            348
International Business Machines Corp.                 42,200          3,872
KLA Instruments Corp.                                 12,700            330
Lockheed Martin Corp.                                 21,500          1,699
LSI Logic Corp.                                       16,500            540
McDonnell Douglas Corp.                                1,600            147
Micron Technology, Inc.                               21,800            864
Microsoft Corp. (a)                                   33,500          2,940
Molex, Inc. Class A                                    5,100            156
Motorola, Inc.                                        21,700          1,237
Northrop Grumman Corp.                                23,200          1,485
Oracle Systems Corp.                                  59,200          2,501
Pitney Bowes, Inc.                                     2,700            127
Raytheon Co.                                          13,700            647
Seagate Technology (a)                                23,900          1,135
Stratus Computer, Inc. (a)                             7,500            260
Tandy Corp.                                            6,000            249
Textron, Inc.                                          1,900            128
Thomson-CSF - ADR                                     11,500            259
TRW, Inc.                                              6,300            488
U.S. Robotics Corp.                                    1,600            140
United Technologies Corp.                              8,900            844
Varian Associates, Inc.                                7,200            343
                                                                  ---------

                                                                     63,247
                                                                  ---------


                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                     NUMBER        MARKET
                                                       OF           VALUE
                                                     SHARES         (000)
                                                    ---------     ---------
TRANSPORTATION - 1.8%
Alexander & Baldwin, Inc.                             10,000      $     230
American President Cos., Ltd.                          9,000            207
BT Shipping, Ltd. - ADR (a)                          155,000            523
Canadian National Railway Co.                          3,700             56
Conrail, Inc.                                         20,400          1,428
CSX Corp.                                             28,050          1,280
Federal Express Corp.                                  5,000            369
GATX Corp.                                             8,900            433
Johnstown America Industries, Inc. (a)                85,000            393
Laidlaw, Inc. Class B                                 65,000            666
Nordic American Tanker
  Shipping, Ltd. 1997 Warrants (a)                    28,400             99
Norfolk Southern Corp.                                23,900          1,897
OMI Corp. (a)                                         38,600            251
Overseas Shipholding Group, Inc.                      19,100            363
Roadway Services, Inc.                                 3,500            171
Teekay Shipping Corp.                                  9,400            222
Trans World Airlines, Inc. New (a)                    59,000            612
XTRA Corp.                                             2,700            115
Yellow Corp.                                          10,600            132
                                                                  ---------

                                                                      9,447
                                                                  ---------
UTILITIES - 8.8%
Airtouch Communications, Inc. (a)                     81,200          2,294
AT&T Corp.                                           123,700          8,010
BCE, Inc.                                             43,000          1,484
BellSouth Corp.                                       24,590          1,070
British Telecommunications PLC - ADR                   3,500            198
Centerior Energy Corp.                                13,500            120
Central Maine Power Co.                               46,400            667
Coastal Corp.                                          5,300            197
Detroit Edison Co.                                    17,700            611
Dominion Resources, Inc.                              21,800            899
Empresa Nacional de Electricidad
  SA - ADR                                             5,100            292
Enron Corp.                                           28,800          1,098
ENSERCH Corp.                                         21,000            341
FPL Group, Inc.                                       14,800            686
General Public Utilities Corp.                        51,000          1,734
GTE Corp.                                             73,000          3,212
KU Energy Corp.                                        8,100            243
Lincoln Telecommunications Co.                        14,200            300
MCI Communications Corp.                             136,300          3,561
New England Electric System                            4,700            186
Niagara Mohawk Power Corp.                           166,600          1,604
NIPSCO Industries, Inc.                               17,700            677
Northeast Utilities                                   43,700          1,065
NYNEX Corp.                                           29,700          1,604
Pacific Gas & Electric Co.                            61,600          1,748
Pacific Telesis Group                                 54,500          1,833
SCE Corp.                                             71,850          1,275
Southern New England
  Telecommunications Corp.                            14,000            557
Sprint Corp.                                          42,200          1,683
Talisman Energy, Inc.                                 23,100            467
Telefonica de Espana SA - ADR                         38,000          1,591
Telefonos de Mexico SA Series L - ADR                 55,000          1,753
Texas Utilities Co.                                   32,600          1,341
Unicom Corp.                                          43,800          1,434
WorldCom, Inc. (a)                                    19,537            688
                                                                  ---------

                                                                     46,523
                                                                  ---------
TOTAL COMMON STOCKS
(cost $415,813)                                                     501,062
                                                                  ---------
CONVERTIBLE PREFERRED STOCK - 0.5%
Boise Cascade Corp. Series G                          32,000            916
Continental Airlines Finance Trust (144A)              5,000            266
Elsag Bailey Financing Trust (144A)                   11,100            556
Glendale Federal Bank Series E                        22,100          1,000
Sun, Inc. Series A                                     5,867            163
                                                                  ---------
Total Convertible Preferred Stocks
(cost $2,590)                                                         2,901
                                                                  ---------
PREFERRED STOCKS - 0.4%
Cooper Industries, Inc.                               34,000            468
Nokia Corp. - ADR                                     46,000          1,788

                                                                  ---------
TOTAL PREFERRED STOCKS
(cost $2,752)                                                         2,256
                                                                  ---------


                                                    PRINCIPAL
                                                     AMOUNT
                                                      (000)
                                                    ---------
SHORT-TERM INVESTMENTS - 3.3%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)              $ 17,607         17,607
                                                                  ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $17,607)                                                       17,607
                                                                  ---------


8  Diversified Equity Fund


DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                   MARKET
                                                                    VALUE
                                                                    (000)
                                                                  ---------
TOTAL INVESTMENTS
(identified cost $438,762)(c) - 98.7%                             $ 523,826

OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                            6,819
                                                                  ---------

NET ASSETS - 100.0%                                               $ 530,645
                                                                  ---------
                                                                  ---------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $443,656 and net unrealized appreciation for all securities was $80,170. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $94,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $14,398.

                                                                 UNREALIZED
                                                     NUMBER     APPRECIATION
                                                       OF      (DEPRECIATION)
                                                    CONTRACTS      (000)
                                                    ---------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/96                                   60    $     (160)
                                                                ----------


Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                     $     (160)
                                                                ----------
                                                                ----------

(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $4,250 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.


        The accompanying notes are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at market (identified cost $438,762,253)(Note 2) . . . . . . . . . . . . . . . . . .   $  523,825,793
  Foreign currency holdings (identified cost $1,711) . . . . . . . . . . . . . . . . . . . . . . .            1,711
  Foreign currency exchange spot contracts (cost $166,102)(Notes 2 and 6). . . . . . . . . . . . .          166,445
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,279,388
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,074,541
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,757,583
    Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . .           21,000
                                                                                                     --------------

                                                                                                        535,126,461


LIABILITIES
  Payables:
    Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . .  $    3,147,466
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .         621,866
    Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . . . . .           6,254
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . . . . .         351,418
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . . . . .          38,371
    Other accrued expenses and payables. . . . . . . . . . . . . . . . . . . .         149,507
  Foreign currency exchange spot contracts
    (cost $166,102)(Notes 2 and 6) . . . . . . . . . . . . . . . . . . . . . .         166,102            4,480,984
                                                                                --------------       --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  530,645,477
                                                                                                     --------------
                                                                                                     --------------
NET ASSETS CONSIST OF:
  Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   12,714,811
  Unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       85,063,519
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (160,438)
  Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          137,420
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      432,890,165
                                                                                                     --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  530,645,477
                                                                                                     --------------
                                                                                                     --------------
Net asset value, offering and redemption price per share
  ($530,645,477 divided by 13,741,952 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        38.62
                                                                                                     --------------
                                                                                                     --------------


        The accompanying notes are an integral part of the financial statements.

10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

December 31, 1995

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  10,471,549
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,406,414
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          500,387
                                                                                                      -------------
                                                                                                         12,378,350

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  3,842,471
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         408,204
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         293,066
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . .          25,080
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,741
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,277
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,453
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          28,720            4,679,012
                                                                                  ------------        -------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            7,699,338
                                                                                                      -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           66,416,347
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,332,925
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,735,415
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           70,149,433
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             (160,438)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             (221,411)
                                                                                                      -------------
Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . .                          139,252,271
                                                                                                      -------------
Net increase (decrease) in net assets resulting from operations. . . . . . . .
                                                                                                     $  146,951,609
                                                                                                      -------------
                                                                                                      -------------

        The accompanying notes are an integral part of the financial statements.

                                                    Diversified Equity Fund   11

DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                                                 1995                 1994
                                                                            --------------       -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .  $    7,699,338       $   7,002,428
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      66,416,347          15,198,932
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,332,925                  --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,735,415           1,794,598
  Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      70,149,433         (24,528,128)
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . .        (160,438)                 --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (221,411)             (8,888)
                                                                            --------------       -------------

Net increase (decrease) in net assets resulting from operations. . . . . .     146,951,609            (541,058)

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .      (7,795,700)         (7,065,524)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . .     (53,844,603)        (21,049,116)
  In excess of net realized gain on investments. . . . . . . . . . . . . .              --          (2,943,524)
Increase (decrease) in net assets from Fund share transactions . . . . . .      31,298,027          57,215,430
                                                                            --------------       -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .     116,609,333          25,616,208
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . .     414,036,144         388,419,936
                                                                            --------------       -------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $3,804 at December 31, 1994). . . . . . . . . . . . . . . . . . . . .  $  530,645,477       $ 414,036,144
                                                                            --------------       -------------
                                                                            --------------       -------------

FUND SHARE TRANSACTIONS                                     1995                         1994
                                                  --------------------------   --------------------------
                                                   SHARES         AMOUNT          SHARES        AMOUNT
                                                  ----------   -------------   -----------   ------------
                                                                                                >
Fund shares sold . . . . . . . . . . . . . .       4,083,541   $150,019,014      4,843,591   $165,116,498
Fund shares issued to shareholders
  in reinvestments of distributions. . . . .       1,155,887     44,249,578        634,408     20,718,465
Fund shares redeemed . . . . . . . . . . . .      (4,330,675)  (162,970,565)    (3,781,553)  (128,619,533)
                                                  ----------   -------------   -----------   ------------
Net increase (decrease). . . . . . . . . . .         908,753   $ 31,298,027      1,696,446   $ 57,215,430
                                                  ----------   -------------   -----------   ------------
                                                  ----------   -------------   -----------   ------------

        The accompanying notes are an integral part of the financial statements.

12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                         1995       1994        1993     1992      1991
                                                                       --------    -------     ------  --------   -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . .     $  32.26      34.88    $ 35.60     36.36     30.66
                                                                       --------    -------     ------  --------   -------

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .          .60        .58        .56       .60       .81
  Net Realized and Unrealized Gain (Loss) on Investments . . . . .        10.63       (.49)      3.03      2.30      8.36
                                                                       --------    -------     ------  --------   -------

  Total Income From Investment Operations. . . . . . . . . . . . .        11.23        .09       3.59      2.90      9.17
                                                                       --------    -------     ------  --------   -------

LESS DISTRIBUTIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . .         (.60)      (.58)      (.55)     (.61)     (.82)
  Net Realized Gain on Investments . . . . . . . . . . . . . . . .        (4.27)     (1.87)     (3.76)    (3.05)    (2.65)
  In Excess of Net Realized Gain on Investments. . . . . . . . . .           --       (.26)        --        --        --
                                                                       --------    -------     ------  --------   -------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . .        (4.87)     (2.71)     (4.31)    (3.66)    (3.47)
                                                                       --------    -------     ------  --------   -------

NET ASSET VALUE END OF YEAR. . . . . . . . . . . . . . . . . . . .     $  38.62      32.26      34.88  $  35.60     36.36
                                                                       --------    -------     ------  --------   -------
                                                                       --------    -------     ------  --------   -------
TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . . .        35.17      (0.01)     10.53      8.32     31.05

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . . . . .          .95        .95        .96       .98       .98
  Net investment income to average net assets. . . . . . . . . . .         1.56       1.73       1.54      1.69      2.28
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . .        92.53      57.53      99.80     77.02    116.53
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . .      530,645    414,036    388,420   337,549   325,746


                                                     Diversified Equity Fund  13

DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                    [GRAPH]

                         GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31   DIVERSIFIED EQUITY   RUSSELL 1000-Registered Trademark-**   LIPPER-C- GROWTH & INCOME++
-----------------   ------------------   ------------------------------------   ---------------------------
Inception*               $10,000                     $10,000                         $10,000
1986                     $11,463                     $11,787                         $11,608
1987                     $12,259                     $12,134                         $11,842
1988                     $14,266                     $14,225                         $13,610
1989                     $18,412                     $18,551                         $16,663
1990                     $17,121                     $17,780                         $15,915
1991                     $22,436                     $23,652                         $20,500
1992                     $24,302                     $25,789                         $22,198
1993                     $26,863                     $28,407                         $24,688
1994                     $26,860                     $28,515                         $24,434
1995                     $36,307                     $39,285                         $31,912


Diversified Equity Fund

PERIODS ENDED      GROWTH OF       TOTAL
 12/31/95           $10,000        RETURN
--------------    ------------  ------------
1 Year              $13,517        35.17%
5 Years             $21,206        16.22%***
10 Years            $36,307        13.76%***

Russell 1000-Registered Index- Index

PERIODS ENDED      GROWTH OF       TOTAL
 12/31/95           $10,000        RETURN
--------------    ------------  ------------
1 Year              $13,777        37.77%
5 Years             $22,095        17.18%***
10 Years            $39,285        14.66%***

Lipper Growth & Income Funds Average

PERIODS ENDED      GROWTH OF       TOTAL
 12/31/95           $10,000        RETURN
--------------    ------------  ------------
1 Year              $13,060        30.60%
5 Years             $20,052        14.93%***
10 Years            $31,912        12.30%***

*    Assumes initial investment on January 1, 1986.

** Russell 1000 Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $450 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

 ++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***  Annualized.


DIVERSIFIED EQUITY FUND returned 35.2% during 1995, trailing the Russell 1000-Registered Trademark- Index return of 37.8%. The portfolio was managed in a manner consistent with its design to serve as a core investment for those investors whose objectives include long-term growth or long-term protection against inflation. The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk by employing the services of nine managers with three separate and distinct assignments.

The dominance of large cap stocks during the year detracted significantly from the Fund's performance. Technology stocks led other sectors by a wide margin during the first half of the year; but the market rotated to interest rate-sensitive issues during the second and third quarters and defensive sectors (health care, energy, and utilities) during the last four months. Consumer stocks suffered through most of the year in response to a slowing economy and employment fears driven by corporate restructurings. Although consumer staples gained strength as investors sought the stocks of stable growth companies, a weak holiday sales season strained an already weak retail sector. Good technology stock selection gave the Fund a strong boost early in the year on top of the sector's generally strong start. However, the tech sector slumped for most of the second half of 1995, taking the Fund's technology holdings down with it. The Fund also lost ground in the fourth quarter due to its underweighting in utilities versus the index.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


14  Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                 NUMBER      MARKET
                                                   OF         VALUE
                                                 SHARES       (000)
                                                 ------     --------
COMMON STOCKS - 90.7%
BASIC INDUSTRIES - 5.0%
ABS Industries, Inc.                             16,000     $    120
AK Steel Holding Corp.                            8,600          295
Albemarle Corp.                                  10,100          196
Allegheny Ludlum Corp.                           16,300          302
Alumax, Inc. (a)                                  8,200          251
ASARCO, Inc.                                      9,100          291
Bio-Rad Laboratories, Inc. Class A (a)            1,300           55
Birmingham Steel Corp.                            6,300           94
Boise Cascade Corp.                               7,300          253
Brockway Standard Holdings Corp. (a)             12,000          186
Cambrex Corp.                                     6,000          248
Carpenter Technology Corp.                       29,200        1,201
CasTech Aluminum Group, Inc. (a)                  6,800           92
Chesapeake Corp.                                  4,400          130
Cleveland-Cliffs, Inc.                            2,200           90
Commercial Metals Co.                            41,766        1,034
Commonwealth Aluminum Corp.                       7,700          118
Crompton & Knowles Corp.                          7,200           95
Cyprus Amax Minerals Co.                         27,500          718
Dexter Corp.                                     46,000        1,087
Dravo Corp. (a)                                  25,700          308
Easco, Inc.                                      22,000          173
Eastern Enterprises, Inc.                         2,200           78
Ferro Corp.                                      52,000        1,209
First Brands Corp.                                9,200          438
Fort Howard Corp. New (a)                        28,000          627
Handy & Harman                                   26,200          432
Hanna (M.A.) Co.                                  6,300          176
Hecla Mining Co. (a)                              8,800           61
J & L Specialty Steel, Inc.                       8,800          165
Lukens, Inc.                                      3,100           89
Medusa Corp.                                      1,300           34
Mentor Graphics Corp. (a)                        49,000          882
Mississippi Chemical Corp. New                    7,300          170
New Jersey Steel Corp. (a)                       28,000          238
Northwestern Steel & Wire Co. New (a)             3,900           31
Oregon Steel Mills, Inc.                          2,300           32
Penwest, Ltd.                                     8,000          194
Proler International Corp. (a)                   73,500          551
Quanex Corp.                                      1,800           35
Schnitzer STL Industries, Inc. Class A              800           24
Slater Industries, Inc.                          18,000          171
St. Joe Paper Co.                                12,400          682
Stone Container Corp.                            15,800          227
Texas Industries, Inc.                            2,200          117
Universal Stainless & Alloy Products, Inc. (a)   15,500          163
Varlen Corp.                                      1,100           24
Webco Industries, Inc. (a)                       18,000          102
Wellman, Inc.                                    24,500          557
WHX Corp. (a)                                    56,900          619
Witco Chemical Corp.                              7,900          231
Wolverine Tube, Inc. (a)                          1,900           71
                                                              ------
                                                              15,767
                                                              ------
CAPITAL GOODS - 7.3%
Acme-Cleveland Corp.                              4,000           75
ADCO Technologies, Inc.                          21,300          146
AFC Cable Systems, Inc. (a)                      13,000          169
Ag-Chem Equipment Co., Inc.                       5,000          131
American Buildings Co. New (a)                   31,200          686
Ametek, Inc.                                      3,500           66
ANADIGICS, Inc.                                   1,200           26
Anixter International, Inc.                       4,600           86
Apogee Enterprises, Inc.                         56,500          960
Aptargroup, Inc.                                 19,000          710
Arden Industrial Products (a)                    15,000           73
Baldor Electric Co.                               2,400           48
Ball Corp.                                        8,100          223
Barnes Group, Inc.                                1,800           65
Blount International, Inc. Class A                1,800           47
BMC West Corp. (a)                                9,000          133
Briggs & Stratton Corp.                           8,200          356
Cable Design Technologies Corp. (a)               5,000          220
Cascade Corp.                                    11,600          157
Charter Power Systems, Inc.                       1,100           31
Cognex Corp.                                     23,600          820
Cohu, Inc.                                       28,000          700
Commercial Intertech Corp.                        1,000           18
Cummins Engine Co., Inc.                          9,500          352
Daniel Industries, Inc.                           1,700           24
Defiance, Inc.                                   25,000          147
Duriron Co., Inc.                                74,700        1,737
Eastern Co.                                      24,400          299
Epic Design Technology, Inc.                      3,600           74
Farr Co. (a)                                     22,800          171
Flow International Corp. (a)                      6,000           55
Fluke Corp.                                       1,000           38
Giant Cement Holding, Inc. (a)                   16,000          184
Global Industrial Technologies, Inc. (a)          6,300          119
Graco, Inc.                                      30,300          924
Harmon Industries, Inc. New                       8,000          114
Heist (C.H.) Corp. (a)                           33,900          237
Hughes Supply, Inc.                               1,000           28
Hurco Cos., Inc. (a)                             30,700          154
IDEX Corp.                                       33,000        1,345
II-VI, Inc.                                       2,800           30
Insituform Technologies, Inc. Class A (a)        10,235          116


                                                         Special Growth Fund 15


SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER      MARKET
                                                   OF         VALUE
                                                 SHARES       (000)
                                                 ------     --------
Inverpower Controls, Ltd.                        21,000     $    185
JLG Industries, Inc.                              1,000           29
Kennametal, Inc.                                  6,500          206
Keystone International, Inc.                      3,200           64
Litton Industries, Inc. (a)                       3,600          160
Measurex Corp.                                    8,900          251
Monarch Machine Tool Co.                         44,000          550
National Service Industries, Inc.                34,500        1,117
NCI Building Systems, Inc. (a)                   10,500          256
Nu Horizons Electronics Corp. (a)                 2,600           46
Outboard Marine Corp.                             6,000          122
Plantronics, Inc. New (a)                         8,000          289
Powell Industries, Inc. (a)                      22,000          173
Regal-Beloit Corp.                                2,500           54
Sanifill, Inc. (a)                               22,100          738
Shelter Components Corp.                         12,850          210
SIFCO Industries (a)                             88,000          473
Symmetricom, Inc. (a)                             3,000           41
Synalloy Corp.                                    1,300           27
Tecumseh Products Co. Class A                    13,600          704
Tecumseh Products Co. Class B                     4,000          199
TETRA Technologies, Inc. New                     31,500          717
Timken Co.                                       33,100        1,266
U.S. Filter Corp. New (a)                        20,300          540
United Waste Systems, Inc. (a)                   23,100          849
USA Waste Services, Inc. (a)                     11,200          211
Weatherford Enterra, Inc. (a)                    10,450          302
Zurn Industries, Inc.                            32,800          701
Zycon Corp.                                      16,000          180
                                                              ------
                                                              22,754
                                                              ------
CONSUMER BASICS - 13.9%
Advocat, Inc. (a)                                14,000          156
Alpharma, Inc. Class A                            7,000          183
American Medical Response (a)                     9,900          322
American Oncology Resources, Inc.                12,000          582
Ballard Medical Products                         15,500          277
Bergen Brunswig Corp. Class A                     8,900          221
Beverly Enterprises, Inc. (a)                    20,800          221
Bindley Western Industries, Inc.                  1,500           26
Biogen, Inc. (a)                                 17,000        1,037
Bush Boake Allen, Inc. (a)                       25,000          684
Carter-Wallace, Inc.                              2,300           26
Central Sprinkler Corp. (a)                       4,000          136
Church and Dwight Co., Inc.                      45,600          844
CNS, Inc.                                         8,800          131
Coca-Cola Bottling Co.                           21,000          727
Coherent, Inc. (a)                                3,700          150
Collagen Corp.                                    8,000          165
Community Care of America, Inc.                   9,300           96
Community Health Systems, Inc. (a)                2,400           86
Community Psychiatric Centers                     8,300          102
Cor Therapeutics, Inc. (a)                        9,800           80
Cytel Corp. (a)                                   2,000           12
Dean Foods Co.                                    5,600          154
Duckwall-ALCO Stores, Inc. New (a)               17,200          168
Dura Pharmaceuticals, Inc. (a)                   22,000          759
FHP International Corp. (a)                       8,300          232
Fleming Cos., Inc.                                9,100          188
Flowers Industries, Inc.                         94,800        1,149
FPA Medical Management, Inc.                     14,000          130
General Nutrition Companies, Inc.                46,000        1,058
Genesis Health Ventures, Inc. (a)                 3,700          135
Giant Food, Inc. Class A                         43,000        1,355
GranCare, Inc. (a)                                8,000          116
Grist Mill Co. New (a)                            1,800           13
Health Care & Retirement Corp. (a)                4,900          172
Health Management Associates Class A             33,150          866
Health Management Systems, Inc.                  15,000          578
HealthCare COMPARE (a)                           16,300          709
Healthdyne Technologies, Inc. (a)                11,062          124
Healthdyne, Inc.                                  2,600           22
Healthsource, Inc.                               20,000          720
HemaSure, Inc. (a)                               21,000          260
Horizon/CMS Healthcare Corp. (a)                 17,100          432
Hormel (George A.) & Co.                          5,000          123
Hudson Foods, Inc.                                3,700           64
IBP, Inc.                                         7,400          374
ICOS Corp. (a)                                    4,200           30
ICU Medical, Inc. (a)                             2,100           36
Immucor Corp. (a)                                15,000          139
Integrated Health Services, Inc.                  6,200          155
International Multifoods Corp.                    2,200           44
Interneuron Pharmaceuticals, Inc. (a)            28,100          710
Isomedix, Inc. (a)                               10,200          147
Lance, Inc.                                      35,000          569
Lincare Holdings, Inc. (a)                        3,300           82
Living Centers of America, Inc. (a)               4,300          151
Mariner Health Group, Inc. (a)                    2,300           39
Maxxim Medical, Inc. (a)                          1,200           20
McCormick & Co., Inc.                            48,500        1,170
MedImmune, Inc. (a)                                 900           18
MediSense, Inc. (a)                              12,000          380
Mine Safety Appliances Co.                       12,000          573
Minntech Corp.                                   18,600          363
Multicare Cos., Inc. (a)                          9,000          216
Nature's Sunshine Products, Inc.                 12,066          296


16  Special Growth Fund



SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995



                                                 NUMBER      MARKET
                                                   OF         VALUE
                                                 SHARES       (000)
                                                 ------     --------
NBTY, Inc. (a)                                   30,000     $    143
Nellcor, Inc. (a)                                16,072          932
Northfield Laboratories, Inc. (a)                 3,100           57
Northland Cranberries, Inc. Class A              14,000          249
Odwalla, Inc.                                     1,600           25
OrNda Healthcorp (a)                             38,200          888
Orthofix International NV                         9,300           65
Outback Steakhouse, Inc. (a)                     27,300          979
Owen Healthcare, Inc.                            25,000          656
Pacific Physician Services, Inc. (a)             47,000          834
Pharmaceutical Marketing Services, Inc. (a)       2,000           30
PhyCor, Inc.                                     29,375        1,483
Physician Computer Network, Inc. (a)              5,400           48
Physician Sales & Service, Inc.                  30,400          851
Physicians Health Services, Inc. Class A (a)     20,400          755
Prime Hospitality Corp. (a)                      67,200          672
Protein Design Labs, Inc. (a)                     2,600           59
Protocol Systems, Inc. (a)                       14,000          145
Pure Pac (a)                                     16,000           82
Regency Health Services, Inc. (a)                21,360          216
Regeneron Pharmaceuticals, Inc. (a)               3,500           44
Renal Treatment Centers, Inc. (a)                15,400          678
Respironics, Inc.                                29,800          611
Ruddick Corp.                                    86,000          989
Safety 1st, Inc. (a)                              8,800          130
Salick Health Care, Inc.                          2,500           92
Schultz Sav-O Stores, Inc.                       43,500          642
Smithfield Foods, Inc. (a)                        2,400           76
Smucker (J.M.) Co.                               19,000          418
Smucker (J.M.) Co. Class B                       22,000          423
Snap-On Tools Corp.                               1,600           72
Sofamor/Danek Group, Inc. (a)                     2,900           82
Sola International, Inc.                         21,600          545
Somatogen, Inc. (a)                               4,600           87
Stanhome, Inc.                                   31,500          917
Starbucks Corp.                                  37,700          787
Starrett (L.S.) Co. Class A                      24,500          634
Sterling Healthcare Group, Inc. (a)              15,000          159
Strategic Distribution, Inc.                     36,050          279
Sun Healthcare Group, Inc. (a)                   11,700          158
Sunrise Medical, Inc. (a)                         5,300           98
Syncor International Corp. (a)                    2,700           18
TheraTx, Inc. (a)                                 5,600           66
Thermotrex Corp. (a)                              7,700          385
Total Renal Care Holdings, Inc.                  16,000          472
U.S. Bioscience, Inc. (a)                           264            1
Ultratech Stepper, Inc.                           2,300           59
United Dental Care, Inc.                         11,900          491
Universal Foods Corp.                            42,700        1,713
Universal Health Services, Inc.
  Class B (a)                                     3,400          151
Utah Medical Products (a)                        14,000          276
Vencor, Inc. (a)                                  6,600          214
Vivra, Inc.                                       6,600          166
Watson Pharmaceuticals, Inc. (a)                 26,600        1,300
                                                              ------
                                                              43,705
                                                              ------
CONSUMER DURABLES - 2.5%
Arrow Automotive Industries, Inc. (a)            44,000          275
Arvin Industries, Inc.                            3,100           51
Bassett Furniture Industries, Inc.                1,200           27
Borg Warner Automotive, Inc.                      3,200          102
Cavalier Homes, Inc.                              6,700          139
Coachmen Industries, Inc.                        32,100          698
Coast Distribution Systems (a)                   21,000          126
Copart, Inc. (a)                                  1,400           37
CORT Business Services Corp.                      7,700          127
Discount Auto Parts, Inc. (a)                     1,600           50
Donaldson Co., Inc.                               4,000          100
Excel Industries, Inc.                            7,000           98
Federal-Mogul Corp.                              23,800          467
Fleetwood Enterprises, Inc.                       6,200          160
Flexsteel Industries, Inc.                       27,112          278
Kinetic Concepts, Inc.                           23,000          273
La-Z-Boy Chair Co.                               36,000        1,112
Lear Seating Corp. (a)                            3,100           90
National Presto Industries, Inc.                  1,000           40
Polaris Industries, Inc.                          2,000           59
PRI Automation, Inc. (a)                          1,400           49
Pronet, Inc. (a)                                 10,000          294
Renters Choice, Inc.                              1,400           18
Schult Homes Corp.                               12,000          210
Simpson Industries, Inc.                         12,000          105
Skyline Corp.                                     1,300           27
Smith (A.O.) Corp.                               72,500        1,504
Titan Wheel International, Inc.                   8,850          144
West, Inc.                                       38,000          893
Wynn's International, Inc.                        6,000          178
                                                              ------
                                                               7,731
                                                              ------
CONSUMER NON-DURABLES - 5.5%
American Safety Razor Co.                        12,000           95
Baby Superstore, Inc.                             4,400          250
Barnes & Noble, Inc. (a)                         26,800          777
Block Drug Co., Inc. Class A                     13,751          474
Bombay, Inc. (a)                                  9,200           59


                                                     Special Growth Fund 17



SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER      MARKET
                                                   OF         VALUE
                                                 SHARES       (000)
                                                 ------     --------
Borders Group, Inc. (a)                          12,900     $    239
Brown Group, Inc.                                24,500          349
Cannondale Corp. (a)                              1,300           20
Carson Pirie Scott & Co. (a)                      1,700           34
Chic By H.I.S., Inc. (a)                          1,800           10
Claire's Stores, Inc.                             4,800           85
Coastcast Corp. (a)                              20,000          203
CompUSA, Inc. (a)                                 4,400          137
Consolidated Stores Corp. (a)                     5,800          126
Coors (Adolph) Co. Class B                        1,400           31
Daisytek International Corp.                      6,000          184
Danskin, Inc. (a)                                45,000          186
Department 56, Inc. (a)                           2,500           96
Designs, Inc. (a)                                 6,300           44
Eagle Hardware and Garden, Inc. (a)               4,400           32
Family Dollar Stores, Inc.                        6,700           92
Fieldcrest Cannon, Inc. (a)                      36,500          607
First Team Sports, Inc.                           1,300           19
Guilford Mills, Inc.                             37,000          754
Haggar Corp.                                     31,090          560
Happiness Express, Inc. (a)                       2,600           11
Hills Stores Co. New (a)                          2,100           21
Innovex, Inc.                                     3,500           53
Jean Phillippe Fragrances, Inc. New (a)          10,000           81
Johnston Industries, Inc.                        30,500          244
Jos. A. Bank Clothiers, Inc. (a)                 38,700           73
Kenneth Cole Productions, Inc. Class A            2,400           45
Leslie's Poolmart                                13,000          172
Longs Drug Stores Corp.                           1,000           48
MacFrugals Bargains Close Outs, Inc. (a)          3,600           50
Nautica Enterprises, Inc.                        25,700        1,105
North American Watch Corp.                       45,000          866
Nutramax Products, Inc. New (a)                  20,000          175
Office Depot, Inc. (a)                           22,725          449
Oxford Industries, Inc.                          31,500          528
Paragon Trade Brands, Inc. (a)                    2,800           65
PeopleSoft, Inc.                                 18,800          799
Pete's Brewing Co. (a)                            3,400           48
PETsMART, Inc.                                   15,000          461
Phillips-Van Heusen Corp.                         4,200           41
Quaker Fabric Corp. New (a)                      20,000          175
Rayonier, Inc.                                    7,900          264
Redhook Ale Brewery, Inc.                         1,300           34
Rex Stores Corp. (a)                              2,000           35
Rite Aid Corp.                                   19,200          658
Robert Mondavi Corp. Class A (a)                  3,100           85
Ross Stores, Inc.                                 7,000          134
Russ Berrie & Co., Inc.                           1,300           16
Scholastic Corp. (a)                             11,100          863
Score Board, Inc. (a)                            30,000          131
Service Merchandise Co., Inc. (a)                11,900           59
Sports Authority, Inc. (a)                        4,700           96
Springs Industries, Inc.                          2,100           87
Systemed, Inc. (a)                               30,000          135
Tiffany & Co.                                    14,800          745
Timberland Co. Class A (a)                        3,400           68
TJX Cos., Inc.                                   14,900          281
Tranzonic Cos. Class B                           24,200          336
Tuesday Morning, Inc. (a)                        20,000          110
Value City Department Stores, Inc. (a)           12,500           84
VWR Corp.                                        21,814          278
Waban, Inc. (a)                                  45,800          859
Zale Corp. New (a)                               49,800          797
                                                              ------
                                                              17,128
                                                              ------
CONSUMER SERVICES - 2.9%
Airport Systems International, Inc. (a)          21,200           64
Alaska Air Group, Inc. (a)                        6,100           99
AMC Entertainment, Inc. (a)                       1,100           26
America West Airlines, Inc.  Class B              8,300          141
Amtran, Inc. (a)                                 16,000          192
Applebee's International, Inc.                   29,500          671
Bally Entertainment Group (a)                    10,000          140
Brinker International, Inc. (a)                  10,000          151
Buffets, Inc. (a)                                15,400          216
Callaway Golf Co.                                13,400          303
Children's Discovery Centers
 of America, Inc. New (a)                        20,000           90
Comair Holdings, Inc.                             9,750          260
Continental Airlines, Inc. Class B (a)            3,800          165
Equity Inns, Inc.                                14,000          161
Falcon Cable Systems Co. L.P.                    53,700          591
GC Companies, Inc. (a)                              700           23
Golf Enterprises, Inc. (a)                       14,000          102
Grand Casinos, Inc.                              11,100          258
Great Lakes Aviation, Ltd. (a)                   22,300           75
Harvey's Casino Resorts                           1,000           18
La Quinta Motor Inns, Inc.                       53,500        1,465
Lone Star Steakhouse & Saloon (a)                10,200          390
Main Street & Main, Inc. New                     35,000           92
Max & Erma's Restaurants, Inc.                   19,800          116
Mesa Airlines, Inc. (a)                           7,800           69
Monterey Pasta Co. (a)                           18,000           88
O'Charleys, Inc. (a)                             15,000          214
Old Dominion Freight Lines, Inc. (a)              8,000           60
Papa Johns International, Inc. (a)               14,500          587
Penn National Gaming, Inc. (a)                    2,800           36


18  Special Growth Fund


SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER      MARKET
                                                   OF         VALUE
                                                 SHARES       (000)
                                                 ------      -------
Recoton Corp. (a)                                 9,600      $   173
Regal Cinemas, Inc.                               9,500          275
Ride, Inc.                                        1,100           36
Ryan's Family Steak Houses, Inc. (a)             76,000          522
ShoLodge, Inc. (a)                               15,333          146
Showboat, Inc.                                    3,700           97
Shuffle Master, Inc.                              3,000           35
Studio Plus America, Inc.                         4,800          124
Sunstone Hotel Investors, Inc.                   43,300          433
Supertel Hospitality, Inc. (a)                   12,000          120
Triarc Companies, Inc. Class A (a)                1,000           11
USAir Group, Inc. (a)                            13,100          174
WMS Industries, Inc. (a)                          1,300           21
                                                              ------
                                                               9,030
                                                              ------
ENERGY - 4.9%
Alamco, Inc. (a)                                  8,000           64
Arch Petroleum, Inc. New (a)                     61,800          120
Basin Exploration, Inc. (a)                     110,000          522
Belden & Blake Corp. (a)                         10,000          175
Berry Petroleum Co. Class A                      54,200          549
BJ Services Co. (a)                              23,550          683
Callon Petroleum Co. (a)                          5,600           56
Camco International, Inc.                        19,300          540
Chesapeake Energy Corp.                          10,800          359
Cliffs Drilling Co. (a)                           9,000          133
Coho Energy, Inc. (a)                           104,480          509
Cross Timbers Oil Co.                            47,300          834
Crown Centennial Petroleum Co.
 Class B (a)                                     36,600          535
Diamond Shamrock, Inc.                           27,900          722
Digicon, Inc. New                                29,333          235
Dual Drilling Co. (a)                             8,000           91
Energen Corp.                                     1,900           46
Equity Oil Co. (a)                              105,000          591
Global Industries, Inc. (a)                       8,000          238
Harcor Energy, Inc. New (a)                      38,000           86
Helmerich & Payne, Inc.                           3,000           89
ICO, Inc. New                                    30,000          146
K N Energy, Inc.                                  1,300           38
KCS Energy, Inc.                                  1,500           23
Key Production, Inc. (a)                         13,900           75
LTV Corp. New (a)                                48,400          666
Marine Drilling Co, Inc. (a)                     40,000          195
Maynard Oil Co. (a)                              90,500          611
Newfield Exploration Co. (a)                      2,000           54
Newpark Resources, Inc. New                       9,450          210
Noble Drilling Corp. (a)                        130,500        1,158
NorAm Energy Corp.                               11,100           99
Nuevo Energy Co. (a)                              2,500           56
Oceaneering International, Inc. (a)               4,300           55
Parker & Parsley Petroleum Co.                   31,000          682
Petroleum Geo Services AS - ADR (a)              23,000          572
Production Operators Corp.                        6,000          198
Quaker State Oil Refining Corp.                   6,200           78
Questar Corp.                                     3,200          107
Reading & Bates Corp. New (a)                    19,100          287
Smith International, Inc. (a)                    45,900        1,079
Swift Energy Co. (a)                              2,700           32
Tesoro Petroleum Corp. (a)                        2,900           25
Tide West Oil, Inc. (a)                           6,100           79
Ultramar Corp.                                   41,100        1,058
United Meridian Corp. (a)                         2,900           50
Valero Energy Corp.                               4,800          118
Wiser Oil Co.                                    37,500          450
World Fuel Services Corp.                         3,300           52
                                                              ------
                                                              15,430
                                                              ------
FINANCE - 13.3%
20th Century Industries (a)                       2,200           44
Aames Financial Corp.                             2,100           59
AlBank Financial Corp.                            7,000          210
Alexander & Alexander Services, Inc.              3,500           67
Allmerica Property & Casualty Cos.               34,000          918
Amcast Industrial Corp.                           1,300           24
American Bankers Insurance Group, Inc.           23,500          917
American Travellars Corp. (a)                    31,900          893
AMRESCO, Inc.                                    12,500          153
AT&T Capital Corp.                                1,400           54
AVEMCO Corp.                                     33,000          528
Avondale Financial Corp.                         10,000          145
Bankers Corp.                                    10,800          176
Bankers Life Holding Corp.                        1,300           26
Berkley (W.R.) Corp.                             19,000        1,012
BHC Financial, Inc.                              14,000          249
California Federal Bank                           7,500          118
CFI ProServices, Inc. (a)                        14,000          203
Charter One Financial, Inc.                      24,900          756
CitiFed Bancorp, Inc.                             7,000          238
City National Corp.                               5,500           77
Coast Savings Financial, Inc. (a)                 7,500          260
Collective Bancorp, Inc.                          2,400           61
Colonial BancGroup, Inc.                         29,500          951
Corporate Express, Inc.                          63,600        1,900
Countrywide Credit Industries, Inc.              14,200          309
Cullen Frost Bankers, Inc.                        1,000           50

                                                    Special Growth Fund 19


SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
FFY Financial Corp.                               1,000      $    21
Financial Fed Corp. (a)                           9,000          201
FINOVA Group, Inc.                                4,100          198
First American Financial Corp.                    1,300           35
First Bell Bancorp, Inc.                          6,900           91
First Colony Corp.                                3,000           76
First Commerce Corp.                             22,100          699
First Financial Caribbean Corp.                  10,000          184
First Mortgage Corp. (a)                         30,000          172
First Palm Beach Bancorp, Inc.                    1,400           30
First Republic Bancorp, Inc. (a)                 14,000          184
First Tennessee National Corp.                   16,000          964
Flushing Financial Corp.                         10,300          156
Fremont General Corp.                            29,850        1,097
Greenpoint Financial Corp.                        9,300          246
Hartford Steam Boiler Inspection
 & Insurance Co.                                  1,400           70
Haven Bancorp                                     1,200           28
HCC Insurance Holdings, Inc. (a)                  1,000           37
Horace Mann Educators Corp.                       1,200           37
Imperial Credit Industries, Inc.                 31,692          666
Jefferies Group, Inc. Rights                      9,800          451
JSB Financial, Inc.                               1,500           47
Keystone Financial, Inc.                         32,450          957
Leader Financial Corp.                           20,400          760
Life Bancorp, Inc.                                1,800           27
Life Partners Group, Inc.                         3,600           49
Litchfield Financial Corp.                       10,000          130
Markel Corp. (a)                                  9,500          689
Mercury Finance Corp.                            41,850          555
MLF Bancorp, Inc.                                 3,400           76
Money Store, Inc.                                23,250          360
National Auto Credit, Inc.                        1,500           24
National Re Corp.                                18,400          699
North American Mortgage Co.                      33,700          716
NS Bancorp, Inc.                                  5,000          193
Ohio Casualty Corp.                              17,000          650
Old Kent Financial Corp.                         17,300          707
Olympic Financial, Ltd. (a)                      12,500          203
ONBANCorp                                         1,800           60
One Valley Bancorp
 of West Virginia, Inc.                          24,500          763
Orion Capital Corp.                               4,200          182
Pace American Group, Inc. (a)                    25,000            2
Paul Revere Corp.                                 1,000           21
PennCorp Financial Group, Inc.                   17,000          499
Peoples Bank                                      2,800           53
Peoples Heritage Financial Group                 31,500          709
Protective Life Corp.                             1,000           31
Provident Bankshares Corp.                        2,000           59
Queens County Bancorp                             7,000          276
Regional Acceptance Corp.                         8,700           80
Regions Financial Corp.                          26,000        1,118
Reliance Bancorp, Inc.                            3,800           54
Reliance Group Holdings, Inc.                    10,900           94
Reliastar Financial Corp.                        20,000          887
RenaissanceRe Holdings, Ltd.                     22,000          657
Resource Bancshares Mortgage Group               16,044          223
Resource Mortgage Capital Corp.                   2,600           52
Risk Capital Holdings, Inc.                      20,300          467
Robert Half International, Inc. (a)              31,000        1,298
Roosevelt Financial Group, Inc.                   8,500          163
Seacor Holdings, Inc. (a)                         7,000          188
Security Connecticut Corp.                        8,000          217
Selective Insurance Group, Inc.                  15,500          550
Sotheby's Holdings Co., Inc. Class A              2,500           36
SouthTrust Corp.                                 29,500          756
Standard Financial, Inc. (a)                      4,300           63
State Auto Financial Corp.                        8,000          204
SunAmerica, Inc.                                 18,000          855
T R Financial Corp.                               3,000           76
TCF Financial Corp.                              16,000          530
TFC Enterprises, Inc. (a)                         2,800           16
Titan Holdings, Inc.                             12,200          175
Transatlantic Holdings, Inc.                      9,000          660
Transnational Re Corp. Class A                   26,000          637
Trenwick Group, Inc. Rights                      11,000          616
Union Planters Corp.                             47,950        1,528
United Fire & Casualty Co.                       19,300          791
US Facilities Corp.                              36,900          775
USLIFE Corp.                                      2,800           84
Vesta Insurance Group, Inc.                       9,500          518
Washington National Corp.                         1,400           39
Westco Bancorp, Inc.                              5,000          135
Westcorp, Inc.                                    9,530          176
Zenith National Insurance Corp.                  25,800          551
Zions Bancorp                                    13,000        1,043
                                                              ------
                                                              41,850
                                                              ------
GENERAL BUSINESS - 9.2%
AccuStaff, Inc.                                  12,800          554
Active Voice Corp. (a)                              800           21
Advo Systems, Inc.                                1,900           49
Alternative Resources Corp.                      20,300          599
American Business Information, Inc.               9,000          169
American Business Products, Inc.                  1,200           34
American Radio Systems Corp. Class A             23,050          628

20 Special Growth Fund



SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
Applied Voice Technology, Inc. (a)                2,200      $    29
Ascend Communications, Inc.                      26,000        2,109
BISYS Group, Inc. New (a)                         6,000          182
Bowne & Co., Inc.                                 1,600           32
CACI International, Inc. Class A (a)              2,100           24
Cascade Communications Corp.                      4,600          391
Catalina Marketing Corp. (a)                      1,300           82
Central Newspapers, Inc. Class A                 29,000          910
CIDCO, Inc. (a)                                   7,600          192
Cognos, Inc. (a)                                 11,100          495
Coherent Communications Systems Corp.             3,600           68
Comarco, Inc. (a)                                16,000          230
Comnet Cellular, Inc. (a)                         8,100          234
Comsat Corp. Series 1                             7,000          130
Corrections Corp. America                         4,800          178
Crawford & Co.                                    4,500           73
Day Runner, Inc. (a)                              1,000           35
Devon Group, Inc. New (a)                         1,000           29
DeVRY, Inc.                                      20,300          548
DSP Communications, Inc.                          3,900          169
Duplex Products, Inc. (a)                        42,500          345
Effective Management Systems, Inc. (a)           20,000           90
Emmis Broadcasting Corp. Class A (a)                500           15
Ennis Business Forms, Inc.                       36,650          449
Franklin Quest Co. (a)                           12,200          238
General Communication, Inc. Class A (a)          30,000          146
Gibson Greetings, Inc. (a)                        3,700           59
Grey Advertising                                  4,400          862
GTECH Holdings Corp. (a)                          7,500          195
Harvey Entertainment Co. (a)                      2,400           18
Houghton Mifflin Co.                             15,500          667
Hunt Manufacturing Co.                           61,000        1,060
Infinity Broadcasting Corp.                      12,000          447
Interim Services, Inc. (a)                        2,400           83
International Family Entertainment, Inc.
 Class B (a)                                      1,600           26
Jones Intercable, Inc. Class A (a)               44,000          539
Kronos, Inc. (a)                                  6,000          285
Lee Enterprises, Inc.                            40,000          920
Macromedia, Inc.                                 23,500        1,219
Mail Boxes Etc (a)                                3,000           38
McClatchy Newspapers, Inc. Class A               29,500          675
McGrath RentCorp                                  9,000          167
Media General, Inc. Class A                      27,800          844
META Group, Inc.                                  2,800           85
Metricom, Inc. (a)                                2,200           29
Miller (Herman), Inc.                             1,600           48
Mobile Telecommunication
 Technologies Corp. (a)                          37,100          788
National Media Corp. (a)                          3,100           65
Network Equipment Technologies, Inc. (a)         26,300          720
New England Business Service, Inc.                2,100           46
Norrell Corp.                                     1,400           41
Olsten Corp.                                      4,900          194
Paging Network, Inc.                             28,700          682
Paychex, Inc.                                    32,450        1,606
PC Service Source, Inc. (a)                      15,000          122
PMT Services, Inc. (a)                            1,300           39
QUALCOMM, Inc. (a)                                9,100          390
QuickResponse Services, Inc. (a)                 16,900          304
Saga Communications Class A                      11,250          183
SFX Broadcasting, Inc. Class A (a)                8,000          238
Spelling Entertainment Group, Inc. (a)            2,400           30
SPS Transaction Services, Inc. (a)                1,600           47
Steris Corp.                                     29,700          950
Systems & Computer Technology Corp. (a)           8,000          159
TCSI Corp. (a)                                    8,300          149
TRM Copy Centers Corp. (a)                       30,000          300
True North Communications, Inc.                   2,000           37
U.S. Delivery Systems, Inc. (a)                  20,500          595
United Video Satellite Group Class A (a)          1,000           27
United Wisconsin Services, Inc.                   2,100           46
US Office Products Co. (a)                       25,200          564
Vanguard Cellular Systems, Inc.
 Class A (a)                                     28,000          560
Viking Office Products, Inc. (a)                 29,500        1,372
Wackenhut Corp.                                  10,000          180
Wackenhut Corrections Corp. (a)                   1,800           45
Washington Post Co. Class B                       2,700          761
                                                              ------
                                                              28,983
                                                              ------
MISCELLANEOUS - 3.2%
Apollo Group, Inc. Class A                       19,200          749
Associated Group, Inc. Class B (a)               30,000          532
Chris Craft Industries, Inc.                     32,379        1,400
Citation Corp. (a)                               10,000          115
Crawford & Co. Class A                           21,400          342
Daig Corp.                                       35,000          805
Eckerd Corp. (a)                                 22,000          982
Fiberstars, Inc. (a)                             23,000           89
FRP Properties, Inc. (a)                          9,000          184
Griffon Corp. (a)                                66,000          594
Gyrodyne Co. of America, Inc.                     4,975           70
Ha-Lo Industries, Inc. (a)                        8,000          242
Hirsch International Group Class A               10,937          134
ITT Educational Services, Inc. (a)                9,000          222
Jabil Circuit, Inc. (a)                          15,000          161

                                                 Special Growth Fund 21


SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
Landair Services, Inc. (a)                       11,000     $    143
Learning Tree International, Inc.                10,000          155
Leather Factory, Inc. (a)                        40,000           98
M.D.C. Holdings, Inc.                            25,000          178
Mark VII, Inc. (a)                               12,000          186
Mercer International, Inc. (a)                    8,600          175
Miller Industries, Inc. (a)                      10,000          248
National Wireless Holdings, Inc. (a)             10,000          132
NN Ball & Roller, Inc.                           18,000          306
NUMAR Corp. (a)                                  13,000          145
On Assignment, Inc. (a)                          18,300          599
PXRE Corp.                                       27,000          716
Supreme Industries, Inc. Class A                 22,000          184
Texoil, Inc. (a)                                 65,000          102
Tracor, Inc. New (a)                              4,400           64
                                                              ------
                                                              10,052
                                                              ------
SHELTER - 1.3%
American Woodmark Corp. (a)                      18,700           77
Beazer Homes USA, Inc. (a)                        1,600           33
Butler Manufacturing Co.                          1,500           59
Cameron Ashley, Inc. (a)                         20,000          192
Centex Construction Products, Inc. (a)           15,000          216
Champion Enterprises, Inc.                        5,000          154
Continental Homes Holding Corp.                   1,200           30
Elcor Chemical Corp.                              1,500           33
Fastenal Co.                                      9,000          380
Granite Construction, Inc.                        4,900          154
Lone Star Industries, Inc.                        7,000          175
Oriole Homes Corp. Class B (a)                   37,500          230
Pulte Corp.                                       5,600          188
Redman Industries, Inc. New (a)                   1,200           40
Ryland Group, Inc.                               26,900          377
Smith (Charles E.) Residential Realty, Inc.      32,600          770
Southdown, Inc. (a)                              12,000          234
Toll Brothers, Inc. (a)                          19,100          439
U.S. Home Corp. New (a)                           2,300           67
USG Corp. New (a)                                 5,700          171
                                                              ------
                                                               4,019
                                                              ------
TECHNOLOGY - 17.5%
Activision, Inc. New                              3,900           42
ACX Technologies, Inc.                            3,600           54
Adaptec, Inc. (a)                                22,300          912
ADC Telecommunications, Inc.                     37,900        1,374
Affiliated Computer Services, Inc. Class A (a)    1,300           48
Altera Corp.                                     24,000        1,191
Amdahl Corp. (a)                                 10,500           89
AmeriData Technologies, Inc. (a)                 12,800          123
Amplicon, Inc.                                    9,000          128
Applied Magnetics Corp. (a)                       7,900          147
Applied Science & Technology, Inc. (a)            1,800           23
Applix, Inc.                                      3,200           86
Artisoft, Inc. (a)                                3,300           21
Aseco Corp. (a)                                   1,500           24
Aspen Technology, Inc. (a)                        6,500          219
Atria Software, Inc.                             19,600          760
Augat, Inc.                                      49,000          839
Auspex Systems, Inc. (a)                         23,700          427
Avnet, Inc.                                       7,700          345
Baan Co. NV                                      15,000          677
Banctec, Inc. (a)                                 2,900           54
Bell Industries                                  34,696          781
BI Incorporated  Co. New (a)                     24,000          183
BMC Industries, Inc.                             10,200          237
Boole & Babbage, Inc.                             7,500          178
Breed Technologies, Inc.                         11,300          209
Brooktree Corp. NPV (a)                           3,200           38
Brooktrout Technology, Inc. (a)                   1,400           40
Burr-Brown Corp.                                  3,000           74
Business Objects S.A. - ADR (a)                  12,200          586
Cadence Design Systems, Inc.                      4,950          208
Cambridge Technology Partners, Inc. (a)          10,900          616
CBT Group PLC - ADR                              12,500          650
CDW Computer Centers, Inc. (a)                   20,000          795
CEM Corp. (a)                                    12,000          159
Checkmate Electronics, Inc. New (a)               9,500          140
Cheyenne Software, Inc. (a)                      13,400          350
Circon Corp. (a)                                 34,800          700
Coeur d'Alene Mines Corp.                         3,800           65
Computer Horizons Corp.                           1,200           45
Computer Products, Inc. (a)                       3,700           42
Computervision Corp. New (a)                     15,300          235
Compuware Corp. (a)                               5,300           98
Comverse Technology, Inc. New (a)                40,200          804
Consilium, Inc. (a)                              15,700          186
Control Data Systems, Inc. (a)                    2,400           47
CyCare Systems, Inc. (a)                          1,300           33
Data General Corp. (a)                            7,200           99
Data Transmission Network Corp. (a)               3,000          146
Datastream Systems, Inc.                          2,200           41
Davidson & Associates, Inc.                      22,000          473
DH Technology, Inc.                              10,500          239
DSP Group, Inc. (a)                              16,900          186
Dynamics Research Corp. (a)                      64,350          499
Edmark Corp. New                                  1,500           46


22 Special Growth Fund



SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
EG&G, Inc.                                       66,500     $  1,613
Egghead, Inc. (a)                                 2,900           18
Electro Scientific Industries, Inc. (a)           1,800           51
Electroglas, Inc.                                 5,800          144
Electromagnetic Sciences, Inc. (a)               15,000          165
Eltron International, Inc.                        1,400           49
Enterprise Systems, Inc. (a)                      5,300          156
Esterline Corp. (a)                               3,200           76
Evans & Sutherland Computer Corp. (a)            26,000          578
Exar Corp. (a)                                   13,000          192
EXECUTONE Information Systems, Inc. (a)          47,000          109
FORE Systems                                     14,000          831
Franklin Electronic Publishers, Inc. (a)          1,000           29
FTP Software, Inc. (a)                            4,700          136
Fulcrum Technologies, Inc. (a)                    2,000           62
Fusion Systems Corp. (a)                          2,200           60
Gentex Corp. (a)                                  1,300           29
Gerber Scientific, Inc.                          50,000          812
Glenayre Technologies, Inc.                       5,000          310
Global Village Communication (a)                  9,000          169
GT Interactive Software Corp.                    40,300          559
GTI Corp.                                         8,100          142
Hadco Corp. (a)                                   9,600          270
Haemonetics Corp. (a)                             2,500           44
HBO & Co.                                        26,100        1,990
HCIA, Inc.                                       13,800          635
Hello Direct, Inc.                               12,000           81
Hyperion Software Corp.                           3,800           80
InaCom Corp. (a)                                  1,800           25
Information Storage Devices Inc.                  1,100           12
Informix Corp.                                   19,600          588
Input/Output, Inc. (a)                           41,000        2,368
Insight Enterprises, Inc.                         1,200           15
Integrated Circuit Systems, Inc. (a)             14,300          177
Intelligent Electronics, Inc.                    20,279          122
International Rectifier Corp.                    27,400          685
Intuit, Inc.                                     15,000        1,170
Iomega Corp. (a)                                  3,700          180
Jack Henry  & Assocociates, Inc.                  1,400           35
Keane, Inc. (a)                                   1,000           22
Komag, Inc. (a)                                   3,900          178
Kulicke & Soffa Industries, Inc.                  8,700          200
Liberty Technologies, Inc. (a)                   35,000          157
Linear Technology Corp.                          20,900          820
Littlefuse, Inc. (a)                              1,400           51
Loronix Information Systems, Inc. (a)            30,400           78
M-Wave, Inc. (a)                                 11,100           67
MapInfo Corp. (a)                                 1,200           24
Marcam Corp. (a)                                  9,000          133
Marshall Industries (a)                          22,700          729
Mattson Technology, Inc.                          2,500           37
Maxim Integrated Products, Inc.                  18,000          688
McAfee Associates, Inc.                          18,150          776
Medic Computer Systems, Inc. (a)                 13,600          819
Mercury Interactive Corp. (a)                     2,700           48
Merisel, Inc. (a)                                17,000           72
Merix Corp. (a)                                   5,000          147
Metrologic Instruments, Inc. (a)                 15,000          142
Micro Linear Corp. (a)                            2,100           22
Microchip Technology, Inc. (a)                   13,800          504
Microcom, Inc. (a)                                4,400          114
Molex, Inc. Class A                              16,000          488
Mylex Corp. (a)                                   3,200           61
National Semiconductor Corp. (a)                 40,000          890
NetManage, Inc.                                  46,600        1,072
Network Computing Devices, Inc. (a)               6,000           42
Network General Corp. (a)                        18,000          592
Oak Technology, Inc. (a)                          6,600          279
Optical Data Systems, Inc.                       31,800          779
Parametric Technology Corp. (a)                  15,600        1,033
Peak Technologies Group, Inc. (a)                21,250          653
Perceptron, Inc.                                  2,100           45
Phamis, Inc. (a)                                  1,800           54
Phoenix Technologies, Ltd. (a)                    2,300           36
Photronics, Inc.                                  2,200           59
Picturetel Corp. New                             20,000          857
Pinnacle Micro, Inc.                              1,500           22
Pittway Corp. Class A                            32,078        2,173
Planar Systems, Inc. (a)                          6,000          114
Platinum Technology, Inc. (a)                    15,000          276
Premenos Technology Corp.                         9,000          236
Project Software & Development, Inc.              1,500           52
Quarterdeck Corp.                                 4,800          131
Rational Software Corp. New (a)                   2,500           56
Saville Systems Ireland PLC - ADR                14,800          209
Scientific Games Holdings Corp.                   2,000           75
Security Dynamics Technologies, Inc.              3,600          197
Software Artistry, Inc.                           1,000           14
Software Spectrum, Inc. (a)                       9,000          189
SPSS, Inc. (a)                                   17,900          342
Stac, Inc. (a)                                    5,200           74
Storage Technology Corp. (a)                     10,200          244
Stratus Computer, Inc. (a)                        3,000          104
Structural Dynamics Research Corp. (a)           14,600          425
Systemsoft Corp. (a)                              5,800           65
Tandem Computers, Inc. (a)                       23,800          253
Tech Data Corp. (a)                               7,700          115
Tech-Sym Corp. (a)                               20,500          653


                                                     Special Growth Fund 23

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
Teledyne, Inc.                                    4,900     $    126
Tellabs, Inc.                                    18,700          692
Tencor Instruments                               26,300          638
Teradyne, Inc.                                   41,182        1,030
TGV Software, Inc.                               19,600          176
Thiokol Corp.                                     1,200           41
Three-Five Systems, Inc. (a)                      1,800           30
Trident Microsystems, Inc. (a)                   12,200          284
Triquint Semiconductor, Inc. (a)                  3,000           41
Tylan General, Inc.                               1,400           17
Uniphase Corp. (a)                               18,500          661
Unisys Corp. (a)                                 32,100          181
Veeco Instruments, Inc. (a)                       1,300           18
Veritas Software Corp.                            2,000           74
Viewlogic Systems, Inc. (a)                       4,700           47
Wall Data, Inc. (a)                               2,500           41
Watkins-Johnson Co.                               2,000           88
Westcott Communications, Inc. (a)                14,200          195
Western Digital Corp. (a)                         9,600          172
Wind River Systems, Inc. (a)                      3,000           86
Zygo Corp.                                        1,300           32
                                                              ------
                                                              55,035
                                                              ------

TRANSPORTATION - 1.9%
Air Express International Corp.                   9,000          203
Airborne Freight Corp.                            4,700          125
Alexander & Baldwin, Inc.                        25,000          575
American President Cos., Ltd.                     6,000          138
Covenant Transport, Inc. Class A (a)             11,500          129
Fritz Companies, Inc.                            28,400        1,179
GATX Corp.                                        2,000           97
Hornbeck Offshore Services, Inc. (a)             10,000          196
Knight Transportation, Inc. (a)                  12,000          165
Liqui-Box Corp.                                   2,700           79
M.S. Carriers, Inc. (a)                           6,000          117
MTL, Inc. (a)                                    46,500          628
Navistar International Corp. (a)                 17,700          186
Overseas Shipholding Group, Inc.                 36,300          690
Tidewater, Inc.                                  10,400          328
Transport Corp. of America                       16,000          178
U.S. Xpress Enterprises, Inc. Class A (a)        15,000          105
Wisconsin Central Transportation Corp. (a)       11,400          745
XTRA Corp.                                        1,700           72
                                                              ------
                                                               5,935
                                                              ------

UTILITIES - 2.3%
ACC Corp.                                           700           16
Atlanta Gas Light Co.                             4,200           83
Atlantic Energy, Inc.                             4,100           79
Bangor Hydro-Electric Co.                         2,400           28
Boston Edison Co.                                 3,200           94
Brooklyn Union Gas Co. (The)                      3,400           99
C-Tec Corp. (a)                                   1,200           37
California Energy, Inc. (a)                       5,000           98
Cellular Communications
 of Puerto Rico, Inc. (a)                        28,566          764
Centennial Cellular Corp. Class A (a)            43,500          745
Centerior Energy Corp.                           14,500          129
Central Hudson Gas & Electric Corp.               1,000           31
Central Louisiana Electric Co., Inc.              1,100           30
Century Telephone Enterprises, Inc.              21,900          695
CILCORP, Inc.                                     1,000           42
Citizens Utility Co. Class A                      6,706           85
Columbia Gas System, Inc. (a)                     6,900          303
Commonwealth Energy System                        1,000           45
Delmarva Power & Light Co.                        2,900           66
Eastern Utilities Associates                      1,600           38
El Paso Natural Gas Co.                           6,600          187
Enron Global Power & Pipelines L.L.C.             1,400           35
ENSERCH Corp.                                     6,100           99
Equitable Resources, Inc.                         2,900           91
Frontier Corp.                                   15,100          453
Hawaiian Electric Industries, Inc.                5,400          209
Idaho Power Co.                                   2,400           72
Kansas City Power & Light Co.                     4,800          125
Long Island Lighting Co.                         16,800          275
MidAmerican Energy Co.                            4,300           72
Minnesota Power & Light Co.                       1,800           51
Montana Power Co.                                 7,100          161
National Fuel & Gas Co.                           3,100          104
New Jersey Resources Corp.                        1,000           30
New York State Electric & Gas Corp.               8,900          230
NICOR, Inc.                                       2,100           58
Northwestern Public Service Co.                   1,000           28
ONEOK, Inc.                                       4,400          101
Pennsylvania Enterprises, Inc.                      700           27
Peoples Energy Corp.                              1,900           60
Piedmont Natural Gas Co., Inc.                      900           21
Primark Corp. (a)                                 2,600           78
Public Service Co. of New Mexico (a)              4,500           79
Puget Sound Power & Light Co.                     2,400           56
Rochester Gas & Electric Corp.                    5,400          122
TNP Enterprises, Inc.                             1,500           28
UGI Corp. New                                     2,100           44
United Illuminating Co.                           1,000           37
United States Cellular Corp. (a)                 12,800          432


24 Special Growth Fund



SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER       MARKET
                                                   OF          VALUE
                                                 SHARES        (000)
                                                 ------       ------
US Long Distance Corp. (a)                        3,100      $    42
UtiliCorp United, Inc.                            2,600           76
Washington Gas & Light Co.                        1,600           33
Washington Water Power Co.                        3,100           54
WPL Holdings, Inc.                                1,200           37
WPS Resources Corp.                                 400           14
                                                             -------
                                                               7,128
                                                             -------
TOTAL COMMON STOCKS
(cost $239,505)                                              284,547
                                                             -------

OPTIONS PURCHASED - 0.1%
Russell 2000-Registered Trademark-
  Index Mar 310 Calls (a)                           170*         255
                                                             -------

TOTAL OPTIONS PURCHASED
(cost $247)                                                      255
                                                             -------


                                                            PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                              ------
LONG-TERM INVESTMENTS - 0.1%
Genesis Health Ventures, Inc. (conv.)
 6.000% due 11/30/03                               $100          162
                                                             -------

TOTAL LONG-TERM INVESTMENTS
(cost $131)                                                      162
                                                             -------

SHORT-TERM INVESTMENTS - 7.6%
Frank Russell Investment Company
 Money Market Fund, due on demand (b)            24,047       24,047
                                                             -------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,047)                                                24,047
                                                             -------

TOTAL INVESTMENTS
 (identified cost $263,930)(c) - 98.5%                       309,011

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - 1.5%                          4,667
                                                             -------

NET ASSETS - 100.0%                                         $313,678
                                                             -------
                                                             -------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $264,065 and net unrealized appreciation for all securities was $44,946. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $57,957 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,011.
 *  Number of contracts.


   The accompanying notes are an integral part of the financial statements.


                                                   Special Growth Fund 25

SPECIAL GROWTH FUND

FUTURES AND OPTIONS WRITTEN

December 31, 1995


                                                            UNREALIZED
                                                NUMBER     APPRECIATION
                                                  OF      (DEPRECIATION)
                                               CONTRACTS       (000)
                                               ---------  --------------
S&P 500 Index Futures Contracts
 expiration Date 03/96                            8         $   (11)
S&P 400 Midcap Index Futures Contracts
 expiration Date 03/96                           98             (56)
Russell 2000-Registered Trademark-
 Index Futures Contracts expiration date 03/96   44              29
                                                            -------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (***)                                  $   (38)
                                                            -------
                                                            -------

                                                            MARKET
                                                             VALUE
                                                             (000)
                                                            --------
PUT OPTIONS WRITTEN
(Notes 2 and 3)

Russell 2000-Registered Trademark-
  Index Mar 310 (a)                                 170     $    94
                                                            -------

Total liability for options written
 (premiums received $101)(***)                              $    94
                                                            -------
                                                            -------


(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $6,750 were held as collateral by the custodian in connection with options written and futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.

        The accompanying notes are an integral part of the financial statements.


26  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
 Investments at market (identified cost $263,930,369)(Note 2) . . . . . . . . . . .  $ 309,010,847
 Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,039
 Receivables:
   Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        503,895
   Investments sold   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,692,839
   Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        962,338
   Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . .         44,100
                                                                                      ------------
                                                                                       319,217,058

LIABILITIES
 Payables:
   Investments purchased  . . . . . . . . . . . . . . . . . . . . . .   $ 4,895,306
   Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . .       186,698
   Accrued bookkeeping service fees (Note 4)  . . . . . . . . . . . .         5,052
   Accrued management fees (Note 4) . . . . . . . . . . . . . . . . .       245,541
   Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . .        36,076
   Other accrued expenses . . . . . . . . . . . . . . . . . . . . . .        77,218
 Options written, at market value
   (premiums received $101,487)(Notes 2 and 3). . . . . . . . . . . .        93,500      5,539,391
                                                                        -----------   ------------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $313,677,667
                                                                                      ------------
                                                                                      ------------
NET ASSETS CONSIST OF:
 Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . $    286,547
 Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .    7,270,959
 Unrealized appreciation (depreciation) on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   45,080,476
   Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (37,873)
   Options written  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,987
 Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .       80,088
 Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  260,989,483
                                                                                      ------------

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $313,677,667
                                                                                      ------------
                                                                                      ------------

Net asset value, offering and redemption price per share
 ($313,677,667 divided by 8,008,760 shares of $.01 par value
 shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . .       $39.17
                                                                                      ------------
                                                                                      ------------



       The accompanying notes are an integral part of the financial statements.

                                                         Special Growth Fund 27

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
   Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$ 2,697,679
   Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . .  1,465,072
   Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    500,655
                                                                              ----------
                                                                               4,663,406

Expenses (Notes 2 and 4):
   Management Fees. . . . . . . . . . . . . . . . . . . . .  $ 2,588,270
   Custodian Fees . . . . . . . . . . . . . . . . . . . . .      348,236
   Transfer Agent Fees. . . . . . . . . . . . . . . . . . .      263,453
   Bookkeeping Service Fees . . . . . . . . . . . . . . . .       18,212
   Professional Fees. . . . . . . . . . . . . . . . . . . .       16,881
   Registration Fees. . . . . . . . . . . . . . . . . . . .       60,587
   Trustees' Fees . . . . . . . . . . . . . . . . . . . . .        4,375
   Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       16,700       3,316,714
                                                             -----------      ----------

Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,346,692
                                                                              ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,338,109
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    516,129
   Options written  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2,189,384
Net change in unrealized appreciation or depreciation of:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31,555,328
   Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (37,873)
   Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (554,772)
                                                                              ----------

Net gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . 67,006,305
                                                                              ----------

Net increase (decrease) in net assets resulting from operations . . . . . . .$68,352,997
                                                                              ----------
                                                                              ----------


    The accompanying notes are an integral part of the financial statements.

28 Special Growth Fund

SPECIAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                     1995          1994
                                                -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income. . . . . . . . . . . .   $   1,346,692   $   1,076,743
 Net realized gain (loss) from:
   Investments  . . . . . . . . . . . . . . .      33,338,109      (2,327,246)
   Futures contracts. . . . . . . . . . . . .         516,129              --
   Options written. . . . . . . . . . . . . .       2,189,384         563,049
 Net change in unrealized appreciation
  or depreciation of:
   Investments. . . . . . . . . . . . . . . .      31,555,328      (6,925,050)
   Futures contracts. . . . . . . . . . . . .         (37,873)             --
   Options written. . . . . . . . . . . . . .        (554,772)        325,532
                                                -------------   -------------


Net increase (decrease) in net assets
 resulting from operations  . . . . . . . . .      68,352,997      (7,286,972)

Distributions to shareholders:
 Net investment income. . . . . . . . . . . .      (1,514,994)       (682,770)
 Net realized gain on investments . . . . . .     (25,900,014)     (2,632,245)
 In excess of net realized gain on
  investments  . . . . . . . . . . . . . . . .             --      (2,652,494)
Increase (decrease) in net assets from Fund
 share transactions . . . . . . . . . . . . .      43,663,052      53,440,122
                                                -------------   -------------

INCREASE (DECREASE) IN NET ASSETS . . . . . .      84,601,041      40,185,641
Net assets at beginning of year . . . . . . .     229,076,626     188,890,985
                                                -------------   -------------

NET ASSETS AT END OF YEAR
 (including undistributed net investment income
 of $286,547 and $71,005, respectively) . . .   $ 313,677,667   $ 229,076,626
                                                -------------   -------------
                                                -------------   -------------



                                                   1995                           1994
                                     -------------------------------    --------------------------
                                       SHARES              AMOUNT         SHARES         AMOUNT
                                     -----------         -----------    -----------    -----------
FUND SHARE TRANSACTIONS
Fund shares sold . . . . . . . . . .   3,140,651         $117,908,654      3,413,718    $116,189,471
Fund shares issued to shareholders
 in reinvestments of distributions .     483,880           18,530,761        113,186       3,980,109
Fund shares redeemed . . . . . . . .  (2,460,757)         (92,776,363)    (1,955,454)    (66,729,458)
                                     -----------         -------------    -----------   ------------

Net increase (decrease). . . . . . .   1,163,774         $ 43,663,052      1,571,450    $ 53,440,122
                                     -----------         ------------     -----------   ------------
                                     -----------         ------------     -----------   ------------


    The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund 29


                                                          1995       1994        1993      1992      1991
                                                         -------    ------      -------    ------    ------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . .       $ 33.47    $ 35.82     $ 36.63   $ 34.47    $24.71
                                                         -------    -------     -------   -------    ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . .           .18        .16         .07       .05       .24
  Net realized and unrealized gain (loss) on
   investments . . . . . . . . . . . . . . . . . .          9.25       (.71)       5.22      4.22     10.34
                                                         -------    -------     -------   -------    ------
  Total Income From Investment Operations. . . . .          9.43       (.55)       5.29      4.27     10.58
                                                         -------    -------     -------   -------    ------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . .          (.21)      (.10)       (.07)     (.06)     (.24)
  Net realized gain on investments . . . . . . . .         (3.52)      (.85)      (6.03)    (2.05)     (.58)
  In excess of net realized gain on investments  .           --        (.85)         --        --        --
                                                         -------    -------     -------   -------    ------
  Total Distributions. . . . . . . . . . . . . . .         (3.73)     (1.80)      (6.10)    (2.11)     (.82)
                                                         -------    -------     -------   -------    ------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . .        $39.17     $33.47      $35.82    $36.63    $34.47
                                                         -------    -------     -------   -------    ------
                                                         -------    -------     -------   -------    ------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . .         28.52      (3.71)      15.48     12.52     43.11

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses to average net assets  . . .          1.22       1.20        1.31      1.33      1.36
   Net investment income to average net assets . .           .49        .50         .19       .14       .80
   Portfolio turnover  . . . . . . . . . . . . . .         87.56      55.40       91.97     42.20     42.81
   Net assets, end of year ($000 omitted)  . . . .       313,678    229,077     188,891   134,913   105,245



30 Special Growth Fund

SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                 [GRAPH]
                       GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS        SPECIAL                                 LIPPER-C- SMALL
ENDED DECEMBER 31     GROWTH       RUSSELL 2500-TM- **         CO. GROWTH ++
-----------------    ---------  -------------------------    -------------------
Inception*           $ 10,000             $ 10,000               $ 10,000
1986                 $ 10,807             $ 11,198               $ 10,482
1987                 $ 11,513             $ 10,674               $  9,968
1988                 $ 13,104             $ 13,100               $ 11,865
1989                 $ 16,239             $ 15,645               $ 14,517
1990                 $ 13,920             $ 13,317               $ 13,039
1991                 $ 19,921             $ 19,537               $ 19,698
1992                 $ 22,415             $ 22,699               $ 22,122
1993                 $ 25,885             $ 26,453               $ 25,807
1994                 $ 24,923             $ 26,173               $ 25,542
1995                 $ 32,030             $ 34,471               $ 33,417


Special Growth Fund

   PERIODS ENDED                  GROWTH OF             TOTAL
      12/31/95                     $10,000              RETURN
-------------------             ------------       --------------
1 Year                            $12,852               28.52%
5 Years                           $23,010               18.13%***
10 Years                          $32,030               12.34%***


Russel 2500-TM- Index

      PERIODS ENDED              GROWTH OF             TOTAL
         12/31/95                 $10,000              RETURN
----------------------------   ------------       --------------
1 Year                           $13,170               31.70%
5 Years                          $25,884               20.95%***
10 years                         $34,471               13.17%***


Lipper-C- Small Co. Growth Funds Average

      PERIODS ENDED              GROWTH OF             TOTAL
         12/31/95                 $10,000              RETURN
----------------------------   ------------       --------------
1 Year                            $13,083              30.83%
5 Years                           $25,628              20.71%***
10 Years                          $33,417              12.82%***



*   Assumes initial investment on January 1, 1986.

** Russell 2500 Index is composed of the bottom 500 stocks in the Russell 1000-Registered Trademark- Index and all the stocks in the Russell 2000-Registered Trademark-
    Index. The largest security in this index has a market capitalization of about $1.3 billion.

++ Lipper-C- Small Co. Growth Funds Average is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

*** Annualized.


SPECIAL GROWTH FUND returned 28.5% during 1995, trailing the Russell 2500-TM-Index return of 31.7%. The portfolio was managed in a manner consistent with its objective to maximize total return, primarily through capital appreciation, by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund.

The year was a difficult one for small cap investors relative to the strong gains of large cap stocks. Although the financial services, technology, and health care sectors of the Russell 2500 all posted returns in excess of 40% for the year, their performance came in bursts with strong rotations throughout the year. Good technology stock selection added significant value but was eclipsed by other factors. The Fund's balance of Value and Growth investment styles was a marked disadvantage, given the outperformance of stocks of small, rapidly growing companies during the year. A slightly smaller cap orientation than the index also negatively impacted returns due to the market's favor for large company stocks. The market's rotation to defensive sectors (health care, energy, and utilities) in the latter part of the year also detracted from the Fund's performance. Special Growth also lagged the Lipper Small Company Growth Funds Average by 2.3% for the year.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                         Special Growth Fund 31

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                           NUMBER       MARKET
                                             OF          VALUE
                                           SHARES        (000)
                                           -------     --------
COMMON STOCKS - 91.4%
BASIC INDUSTRIES - 8.2%
Air Products & Chemicals, Inc.               8,900     $   469
AK Steel Holding Corp.                       4,500         154
Alumax, Inc. (a)                            15,600         478
Aluminum Co. of America                      5,900         312
ASARCO, Inc.                                23,400         749
Bethlehem Steel Corp.(a)                    34,100         477
Boise Cascade Corp.                         22,200         769
Champion International Corp.                 5,300         223
Crown Vantage, Inc. (a)                      1,540          21
Cyprus Amax Minerals Co.                    27,775         726
Dow Chemical Co.                            35,400       2,491
du Pont (E.I.) de Nemours & Co.              3,300         231
Eastman Chemical Co.                         5,500         344
Federal Paper Board, Inc.                   14,600         757
Goodrich (B.F.) Co.                         14,900       1,015
Great Lakes Chemical Corp.                  15,300       1,102
International Paper Co.                     30,100       1,140
James River Corp. of Virginia               15,400         372
Mark IV Industries, Inc.                    10,900         215
Methanex Corp. (a)                          37,500         274
Potlatch Corp.                               7,600         304
Reynolds Metals Co.                         15,700         889
Stone Container Corp.                       11,300         162
Union Camp Corp.                             3,700         176
Union Carbide Corp.                          6,400         240
USX-U.S. Steel Group                        24,000         739
                                                      --------
                                                        14,829
                                                      --------
CAPITAL GOODS - 2.7%
AGCO Corp.                                  10,900         556
Caterpillar, Inc.                            4,100         241
Cummins Engine Co., Inc.                    26,400         977
Deere & Co.                                 10,800         381
General Electric Co.                        20,200       1,454
Harnischfeger Industries, Inc.               8,100         269
Johnson Controls, Inc.                       7,400         509
Mid-American Waste Systems, Inc. (a)         4,800          17
Tecumseh Products Co. Class A                5,500         285
Varity Corp. (a)                             6,000         222
                                                      --------
                                                         4,911
                                                      --------
CONSUMER BASICS - 9.5%
American Stores Co.                         46,500       1,244
Archer-Daniels-Midland Co.                  82,545       1,486
Bausch & Lomb, Inc.                          6,000         238
Bergen Brunswig Corp. Class A               13,400         333
Beverly Enterprises, Inc. (a)               26,900         286
Black & Decker Corp.                        10,200         360
Bristol-Myers Squibb Co.                    26,300       2,259
Columbia/HCA Healthcare Corp.               17,700         898
Community Psychiatric Centers               28,800         353
Dial Corp. (The)                            28,800         853
Hanson PLC - ADR                            39,400         601
IBP, Inc.                                   14,800         747
McKesson Corp.                              12,100         613
Philip Morris Cos., Inc.                    16,400       1,484
RJR Nabisco Holdings Corp.                  33,060       1,021
Sara Lee Corp.                              32,100       1,023
Schering-Plough Corp.                       15,700         860
Tambrands, Inc.                              2,500         119
Tenet Healthcare Corp. (a)                  33,900         703
U.S. Surgical Corp.                         12,300         263
United Healthcare Corp.                      4,300         282
Warner-Lambert Co.                          11,000       1,067
                                                      --------
                                                        17,093
                                                      --------
CONSUMER DURABLES - 3.3%
Chrysler Corp.                               4,200         233
Federal-Mogul Corp.                         25,300         497
Ford Motor Co.                              27,400         795
General Motors Corp.                        67,900       3,590
Whirlpool Corp.                             15,300         814
                                                      --------
                                                         5,929
                                                      --------
CONSUMER NON-DURABLES - 4.8%
Anheuser-Busch Cos., Inc.                   17,500       1,170
Burlington Coat Factory
 Warehouse Corp. (a)                         9,500          97
Burlington Industries, Inc. (a)             46,600         612
CML Group, Inc.                             35,400         181
Dayton Hudson Corp.                         21,800       1,635
Melville Corp.                              14,900         458
Michaels Stores, Inc. (a)                   16,000         220
Penney (J.C.) Co., Inc.                     12,400         591
Pier 1 Imports, Inc.                        29,900         340
Price Costco, Inc. (a)                      27,900         425
Reebok International, Ltd.                   6,400         181
Sears Roebuck & Co.                         17,900         698
SuperValu, Inc.                             47,400       1,493
Toys "R" Us, Inc. (a)                       24,700         538
                                                      --------
                                                         8,639
                                                      --------



                                                         Equity Income Fund   33

EQUITY INCOME FUND

December 31, 1995



                                           NUMBER      MARKET
                                             OF         VALUE
                                           SHARES       (000)
                                           -------    --------
CONSUMER SERVICES - 0.7%
AMR Corp. (a)                                9,200    $    683
Brinker International, Inc.(a)              34,300         519
                                                      --------
                                                         1,202
                                                      --------
ENERGY - 11.8%
Amerada Hess Corp. NPV                       9,900         525
Amoco Corp.                                 17,700       1,272
Atlantic Richfield Co.                      20,100       2,226
British Petroleum Co. PLC - ADR              7,044         719
Castle Energy Corp. New (a)                  6,800          57
Chevron Corp.                               10,300         541
Exxon Corp.                                 18,400       1,474
Halliburton Co.                              2,800         142
Helmerich & Payne, Inc.                      5,600         167
LTV Corp. New (a)                           35,400         487
Mobil Corp.                                 30,600       3,427
Murphy Oil Corp.                            18,300         759
NorAm Energy Corp.                          55,800         495
Norsk Hydro AS - ADR                         6,900         289
Repsol - ADR                                17,500         575
Royal Dutch Petroleum Co. - ADR              7,600       1,073
Tenneco, Inc.                               28,400       1,409
Texaco, Inc.                                20,700       1,625
Total Co. SA - ADR                          18,100         615
Unocal Corp.                                19,900         580
USX-Marathon Group                          63,400       1,236
Valero Energy Corp.                         27,600         676
YPF Sociedad Anonima Class D - ADR          44,100         955
                                                      --------
                                                        21,324
                                                      --------
FINANCE - 17.5%
Aetna Life & Casualty Co.                    6,200         429
Allstate Corp.                              16,620         683
AMBAC, Inc.                                 14,400         675
American General Corp.                      40,900       1,426
Banc One Corp.                              19,100         721
Bank of New York Co., Inc.                  18,500         902
BankAmerica Corp.                           36,700       2,376
Bankers Trust New York Corp.                18,600       1,237
Barnett Banks, Inc.                         13,700         808
Beneficial Corp.                            12,400         578
Central Fidelity Banks, Inc.                 5,800         184
Chase Manhattan Corp.                       11,700         709
Chemical Banking Corp.                      39,600       2,327
Chubb Corp. (The)                           11,800       1,142
Citicorp                                     9,800         659
CoreStates Financial Corp.                  33,100       1,254
Countrywide Credit Industries, Inc.         41,700         907
Dean Witter, Discover & Co.                 20,100         945
Federal National Mortgage Association       12,000       1,490
First Bank System, Inc.                     20,800       1,032
First Chicago NBD Corp.                     26,942       1,064
First Colony Corp.                          10,800         274
Fleet Financial Group, Inc.                 16,773         683
Golden West Financial Corp.                 14,100         779
Great Western Financial Corp.               22,500         574
Life Re Corp.                               17,100         428
Mid Ocean, Ltd.                             20,000         733
NationsBank Corp.                           17,400       1,211
North American Mortgage Co.                  4,100          87
Old Republic International Corp.             8,200         291
Paine Webber Group, Inc.                    15,700         314
PNC Bank Corp.                              20,000         645
Prudential Reinsurance Holdings, Inc.       18,500         432
Reliance Group Holdings, Inc.               37,200         321
Reliastar Financial Corp.                   13,200         586
Signet Banking Corp.                        14,500         344
Southern National Corp.                     29,700         780
St. Paul Cos., Inc.                          3,200         178
TIG Holdings, Inc.                          19,300         550
UNUM Corp.                                  10,400         572
USF & G Corp.                               14,800         251
                                                      --------
                                                        31,581
                                                      --------
GENERAL BUSINESS - 1.6%
ADT, Ltd. (a)                               51,600         774
Donnelley (R.R.) & Sons Co.                 13,000         512
New York Times Co. Class A                  20,300         601
Ogden Corp.                                 19,000         406
Tribune Co.                                  7,900         483
                                                      --------
                                                         2,776
                                                      --------
MISCELLANEOUS - 1.6%
Chelsea GCA Realty, Inc.                     8,200         246
Colonial Properties Trust                   13,400         342
Geon Co.                                    28,500         695
Irvine Apartment Communities, Inc.          24,600         474
Macerich Co.                                19,000         380
PXRE Corp.                                  10,600         281
South West Property Trust, Inc.             11,000         149
Stolt-Nielsen SA                             8,600         245
                                                      --------
                                                         2,812
                                                      --------



34  Equity Income Fund

EQUITY INCOME FUND

December 31, 1995


                                           NUMBER      MARKET
                                             OF         VALUE
                                           SHARES       (000)
                                           -------    ---------
SHELTER - 1.3%
Kaufman & Broad Home Corp.                  18,000    $    268
Lafarge Coppee                              12,900         242
Louisiana Pacific Corp.                     24,200         587
Weyerhaeuser Co.                            29,000       1,254
                                                      --------
                                                         2,351
                                                      --------
TECHNOLOGY - 7.0%
Advanced Micro Devices, Inc.                20,500         338
Apple Computer, Inc.                        10,400         330
Augat, Inc.                                 15,400         264
Boeing Co.                                  17,000       1,332
Coltec Industries, Inc. (a)                 16,400         191
COMPAQ Computer Corp. (a)                    9,900         475
Data General Corp. (a)                      29,400         404
Hewlett-Packard Co.                          8,700         729
Intel Corp.                                 17,700       1,004
International Business Machines Corp.       38,900       3,569
Kaman Corp. Class A                         12,300         135
Northrop Grumman Corp.                      16,000       1,024
Pitney Bowes, Inc.                           2,700         127
Raytheon Co.                                12,800         605
Storage Technology Corp. (a)                28,100         671
Sundstrand Corp.                             9,700         683
Tandy Corp.                                  4,100         170
TRW, Inc.                                    4,800         372
United Technologies Corp.                    2,500         238
                                                      --------
                                                        12,661
                                                      --------
TRANSPORTATION - 2.4%
Conrail, Inc.                               15,300       1,071
CSX Corp.                                   22,000       1,004
Federal Express Corp. (a)                   16,200       1,197
GATX Corp.                                   7,200         350
Ryder System, Inc.                          25,900         641
XTRA Corp.                                   2,100          89
                                                      --------
                                                         4,352
                                                      --------
UTILITIES - 19.0%
AT&T Corp.                                   7,200         466
BCE, Inc.                                   52,300       1,804
BellSouth Corp.                             23,000       1,001
Boston Edison Co.                           17,300         510
Centerior Energy Corp.                      13,200         117
CINergy Corp.                               10,700         328
Detroit Edison Co.                          16,500         569
Dominion Resources, Inc.                    20,300         837
Entergy Corp.                               41,600       1,217
Equitable Resources, Inc.                   18,400         575
FPL Group, Inc.                             13,900         645
General Public Utilities Corp.              33,900       1,153
GTE Corp.                                   84,600       3,722
MCI Communications Corp.                    33,166         866
New England Electric System                  5,400         214
New York State Electric & Gas Corp.         17,000         440
Niagara Mohawk Power Corp.                  53,300         513
Northeast Utilities                         44,300       1,080
NYNEX Corp.                                 42,340       2,286
Pacific Enterprises                          4,200         119
Pacific Gas & Electric Co.                  58,200       1,651
Pacific Telesis Group                       46,800       1,574
PacifiCorp.                                 17,000         361
Panhandle Eastern Corp.                      3,100          86
PP&L Resources, Inc.                        24,000         600
Public Service Enterprise Group, Inc.       17,500         536
Rochester Gas & Electric Corp.               8,500         192
SCE Corp.                                  100,800       1,789
Sonat, Inc.                                  5,600         200
Southern New England
 Telecommunications Corp.                   14,000         557
Sprint Corp.                                68,600       2,735
Texas Utilities Co.                         62,400       2,566
U.S. West, Inc.                             45,100       1,612
Unicom Corp.                                41,200       1,348
                                                      --------
                                                        34,269
                                                      --------
TOTAL COMMON STOCKS
(cost $144,856)                                        164,729
                                                      --------
CONVERTIBLE PREFERRED STOCKS - 0.4%
Atlantic Richfield Co.                      27,900         656
                                                      --------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $691)                                                656
                                                      --------

                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                          ---------
LONG-TERM INVESTMENTS - 0.9%
AMR Corp. (conv.)
 6.125% due 11/01/24                        $  865         902

Unisys Corp. (conv.)
 8.250% due 08/01/00                           745         663
                                                      --------
TOTAL LONG-TERM INVESTMENTS
(cost $1,548)                                            1,565
                                                      --------



                                                          Equity Income Fund  35

EQUITY INCOME FUND

December 31, 1995


                                          PRINCIPAL    MARKET
                                            AMOUNT      VALUE
                                            (000)       (000)
                                          ---------   --------

SHORT-TERM INVESTMENTS - 4.4%
Frank Russell Investment Company
 Money Market Fund, due on demand (b)      $ 7,951    $  7,951
                                                      --------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,951)                                            7,951
                                                      --------

TOTAL INVESTMENTS
(identified cost $155,046)(c) - 97.1%                  174,901

OTHER ASSETS AND LIABILITIES,
NET - 2.9%                                               5,215
                                                      --------

NET ASSETS - 100.0%                                   $180,116
                                                      --------
                                                      --------

                                                     UNREALIZED
                                          NUMBER    APPRECIATION
                                            OF      (DEPRECIATION)
                                         CONTRACTS      (000)
                                         ---------  --------------
FUTURE CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
 expiration date 03/96                          32    $    (56)
                                                      --------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (***)                            $    (56)
                                                      --------
                                                      --------

(a)   Nonincome-producing security.
(b)   At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $155,464 and net unrealized appreciation for all securities was $19,437. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,413.

(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $4,000 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.



       The accompanying notes are an integral part of the financial statements.

36  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified cost $155,045,566)(Note 2) . . . . . . . . . . . .     $174,901,062
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,663
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          649,121
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,672,669
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,100,417
    Daily variation margin on futures contracts (Notes 2 and 3)  . . . . . . . . . . .           11,200
                                                                                           ------------
                                                                                            181,336,132

LIABILITIES
  Payables:
    Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . .  $  860,498
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .     178,410
    Accrued bookkeeping service fees (Note 4). . . . . . . . . . . . . . .       3,000
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . . . . .     121,015
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . . . . .      15,285
    Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .      42,106        1,220,314
                                                                            ----------     ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $180,115,818
                                                                                           ------------
                                                                                           ------------
NET ASSETS CONSIST OF:
  Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .     $  5,694,570
  Unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,855,663
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (56,472)
  Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .           46,865
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      154,575,192
                                                                                           ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $180,115,818
                                                                                           ------------
                                                                                           ------------

Net asset value, offering and redemption price per share
  ($180,115,818 divided by 4,686,463 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . .        $38.43
                                                                                           ------------
                                                                                           ------------


   The accompanying notes are an integral part of the financial statements.

                                                          Equity Income Fund  37

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  5,003,782
    Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . .          448,996
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          378,104
                                                                                 ------------

                                                                                    5,830,882

Expenses (Notes 2 and 4):
    Management fees. . . . . . . . . . . . . . . . . . . . . . .  $1,314,461
    Custodian fees . . . . . . . . . . . . . . . . . . . . . . .     172,301
    Transfer agent fees. . . . . . . . . . . . . . . . . . . . .     181,317
    Bookkeeping service fees . . . . . . . . . . . . . . . . . .      12,000
    Professional fees. . . . . . . . . . . . . . . . . . . . . .      13,160
    Registration fees. . . . . . . . . . . . . . . . . . . . . .      24,610
    Trustees' fees . . . . . . . . . . . . . . . . . . . . . . .       4,338
    Miscellaneous expenses . . . . . . . . . . . . . . . . . . .      11,488        1,733,675
                                                                  ----------      -----------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,097,207
                                                                                  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21,001,868
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . .          553,919
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          563,424
Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22,576,087
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (56,472)
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (75,229)
                                                                                  -----------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . .       44,563,597
                                                                                  -----------
Net increase (decrease) in net assets resulting from operations. . . . . . .      $48,660,804
                                                                                  -----------
                                                                                  -----------


    The accompanying notes are an integral part of the financial statements.

38  Equity Income Fund

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                             1995           1994
                                                                         ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .   $  4,097,207    $  3,830,220
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .     21,001,868      10,254,455
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . .        553,919              --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . .        563,424         468,597
Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,576,087     (13,667,583)
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . .        (56,472)             --
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . .        (75,229)         (9,002)
                                                                         ------------    -------------
Net increase (decrease) in net assets resulting from operations. . . .     48,660,804          876,687


Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     (4,229,298)     (3,777,456)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .    (16,619,522)    (12,526,614)
Increase (decrease) in net assets from Fund share transactions . . . .      8,018,497      10,180,286
                                                                         ------------    ------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .     35,830,481      (5,247,097)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .    144,285,337     149,532,434
                                                                         ------------    ------------
NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $130,702 at December 31, 1994). . . . . . . . . . . . . . . . . .   $180,115,818    $144,285,337
                                                                         ------------    ------------
                                                                         ------------    ------------



                                                                                     1995                         1994
                                                                          --------------------------    --------------------------
                                                                            SHARES         AMOUNT         SHARES        AMOUNT
                                                                          -----------   ------------    -----------   ------------
FUND SHARE TRANSACTIONS
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,419,456   $ 52,652,979      1,730,988   $ 61,068,122
Fund shares issued to shareholders
 in reinvestments of distributions . . . . . . . . . . . . . . . . . .        338,403     12,788,889        295,380      9,722,940
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .     (1,551,581)   (57,423,371)    (1,710,889)   (60,610,776)
                                                                          -----------   ------------    -----------   ------------
Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . .        206,278   $  8,018,497        315,479   $ 10,180,286
                                                                          -----------   ------------    -----------   ------------
                                                                          -----------   ------------    -----------   ------------

       The accompanying notes are an integral part of the financial statements.

                                                          Equity Income Fund  39

EQUITY INCOME FUND

FINANCIAL HIGHTLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.


                                                    1995       1994      1993       1992      1991
                                                   -------    -------   -------    -------   -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . .       $ 32.21    $ 35.90   $ 35.32    $ 36.54   $ 30.75
                                                   -------    -------   -------    -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . .           .94        .90       .83        .99      1.11
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .         10.08       (.70)     3.69       3.08      7.15
                                                   -------    -------   -------    -------   -------

  Total Income From Investment Operations. .         11.02        .20      4.52       4.07      8.26
                                                   -------    -------   -------    -------   -------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . .          (.97)      (.89)     (.83)     (1.00)    (1.10)
  In excess of net investment income . . . .            --         --      (.00)        --        --
  Net realized gain on investments . . . . .         (3.83)     (3.00)    (3.11)     (4.29)    (1.37)
                                                   -------    -------   -------    -------   -------

  Total Distributions. . . . . . . . . . . .         (4.80)     (3.89)    (3.94)     (5.29)    (2.47)
                                                   -------    -------   -------    -------   -------

NET ASSET VALUE, END OF YEAR . . . . . . . .       $ 38.43    $ 32.21   $ 35.90    $ 35.32   $ 36.54
                                                   -------    -------   -------    -------   -------
                                                   -------    -------   -------    -------   -------

TOTAL RETURN (%) . . . . . . . . . . . . . .         34.76        .69     13.23      11.51     27.52
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets .          1.06       1.04      1.05       1.08      1.11
  Net investment income to average net
   assets. . . . . . . . . . . . . . . . . .          2.51       2.56      2.23       2.68      3.11
  Portfolio turnover . . . . . . . . . . . .         92.40      89.91     78.72      95.07     61.73
  Net assets, end of year ($000 omitted) . .       180,116    144,285   149,532    134,365   122,689



40  Equity Income Fund

EQUITY INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)



                                      [CHART]

                        GROWTH OF A $10,000 INVESTMENT

PERIODS ENDED                     RUSSELL 1000-Registered    LIPPER-C- EQUITY
DECEMBER 31      EQUITY INCOME      Trademark- VALUE**            INCOME ++
-------------    -------------    -----------------------    ----------------
Inception*          $10,000              $10,000                $10,000
1986                $11,342              $11,998                $11,428
1987                $11,065              $12,058                $11,194
1988                $13,214              $14,850                $12,725
1989                $16,598              $18,591                $15,333
1990                $15,453              $17,088                $14,372
1991                $19,706              $21,292                $18,157
1992                $21,974              $24,233                $19,861
1993                $24,878              $28,625                $22,595
1994                $25,048              $28,056                $22,024
1995                $33,755              $38,815                $28,579


Equity Income Fund

 PERIODS ENDED              GROWTH OF           TOTAL
   12/31/95                  $10,000           RETURN
-------------------      --------------     -------------
1 Year                    $ 13,476             34.76%
5 Years                   $ 21,844             16.91%***
10 Years                  $ 33,755             12.93%***

Russell 1000-Registered Trademark- Value Index

    PERIODS ENDED           GROWTH OF           TOTAL
      12/31/95               $10,000           RETURN
-------------------      --------------     -------------
1 Year                    $ 13,835             38.35%
5 Years                   $ 22,715             17.83%***
10 Years                  $ 38,815             14.53%***

Lipper-C- Equity Income Funds Average

    PERIODS ENDED           GROWTH OF           TOTAL
      12/31/95               $10,000           RETURN
-------------------      --------------     -------------
1 Year                    $ 12,976             29.76%
5 Years                   $ 19,885             14.74%***
10 Years                  $ 28,579             11.07%***

 *   Assumes initial investment on January 1, 1986.
**   Russell 1000 Value Index includes stocks from the
     Russell-Register Trademark- 1000 Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select.

++ Lipper Equity-Copyright- Income Funds Average is the average total return for the universe of funds within the Equity Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***  Annualized.



EQUITY INCOME FUND returned 34.8% during 1995, trailing the Russell 1000 Value Index return of 38.4%. The portfolio was managed in a manner consistent with its objective to provide exposure to the value style of investing, utilizing common stocks that typically provide a higher level of dividend income than the broader market. The Fund employs a multi-style, multi-manager strategy wherein companies whose market prices are low relative to earnings are found particularly attractive. Beyond that, the criteria may vary. Some managers focus on yield while others concentrate on low price-to-book ratios.

This year it was particularly difficult for the Fund to keep pace with the index, given the dominance of large cap stocks. The slowing of the economy also had a negative impact on the Fund's cyclical holdings. Other sources of performance gains and shortfalls were examples of the sector rotation-driven nature of the market. Strong gains from good technology stock selection early in the year were overshadowed by weak returns in the fourth quarter attributable to underweighted positions in utilities and energy-related issues. Despite its weak showing in the fourth quarter, the Fund finished ahead of the average Value manager. The Fund ended the year 500 basis points ahead of the Lipper Equity Income Funds Average.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                          Equity Income Fund  41

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
COMMON STOCKS - 94.1%
BASIC INDUSTRIES - 6.8%
Air Products & Chemicals, Inc.                   11,200       $    591
Albemarle Corp.                                   4,100             79
Allegheny Ludlum Corp.                            6,600            122
Aluminum Co. of America                          38,700          2,046
Arco Chemical Co.                                 8,700            423
Boise Cascade Corp.                              33,200          1,150
Bowater, Inc.                                     2,500             89
Cabot Corp.                                      26,800          1,444
Carpenter Technology Corp.                       14,100            580
Champion International Corp.                     44,000          1,848
Crown Cork & Seal Co., Inc. (a)                  12,000            501
Dow Chemical Co.                                 51,500          3,624
du Pont (E.I.) de Nemours & Co.                  28,800          2,012
Eastern Enterprises, Inc.                         8,300            293
Eastman Chemical Co.                             11,900            745
Engelhard Corp.                                  18,500            402
Federal Paper Board, Inc.                        28,500          1,478
Freeport McMoRan Copper
  & Gold, Inc. Class B                            8,100            228
Georgia Gulf Corp.                                  300              9
Goodrich (B.F.) Co.                               4,500            307
IMC Global, Inc.                                 24,800          1,014
Inland Steel Industries, Inc.                     4,000            101
International Paper Co.                          45,400          1,720
James River Corp. of Virginia                     5,600            135
Lyondell Petrochemical Co.                        3,800             87
Mead Corp.                                        5,900            308
Monsanto Co.                                     15,000          1,838
Newmont Mining Corp.                                200              9
Nucor Corp.                                      10,400            594
Phelps Dodge Corp.                               25,300          1,575
PPG Industries, Inc.                             25,000          1,144
Praxair, Inc.                                    18,700            629
Precision Castparts Corp.                           100              4
Premark International, Inc.                       5,200            263
Reynolds Metals Co.                               7,500            425
Rohm & Haas Co.                                   3,000            193
Temple-Inland, Inc.                              20,600            909
Texas Industries, Inc.                           17,300            917
Union Carbide Corp.                              50,533          1,895
USX-U.S. Steel Group                                600             18
Wellman, Inc.                                     9,000            205
Westvaco Corp.                                   14,100            391
Willamette Industries, Inc.                       6,200            347
Witco Chemical Corp.                                100              3
Worthington Industries, Inc.                     16,100            333
                                                              --------
                                                                33,028
                                                              --------
CAPITAL GOODS - 5.9%
Alliance Semiconductor Corp.                      1,950             22
Arrow Electronics, Inc. (a)                      11,900            513
Atmel Corp.                                      20,500            454
Boston Scientific Corp. (a)                      14,300            701
Browning-Ferris Industries, Inc.                 29,600            873
Caterpillar, Inc.                                13,900            817
Cooper Industries, Inc.                           8,300            305
Cummins Engine Co., Inc.                          1,100             41
Dover Corp.                                      74,200          2,736
Duracell International, Inc.                      8,200            424
Duriron Co., Inc.                                12,899            300
Emerson Electric Co.                              7,800            638
Exide Corp.                                       2,700            124
Fluor Corp.                                       7,600            502
General Electric Co.                            118,300          8,518
General Signal Corp.                              3,200            104
Grainger (W.W.), Inc.                             2,500            166
Harnischfeger Industries, Inc.                    9,900            329
Harsco Corp.                                      9,000            523
Ingersoll-Rand Co.                                6,000            211
ITT Industries, Inc.                             16,300            391
Johnson Controls, Inc.                           21,600          1,485
Kaydon Corp.                                      5,200            158
Kennametal, Inc.                                  7,300            232
Litton Industries, Inc. (a)                       6,900            307
National Service Industries, Inc.                22,800            738
Novellus Systems, Inc. (a)                       12,500            675
Parker-Hannifin Corp.                            28,550            978
Pentair, Inc.                                     1,100             55
Raychem Corp.                                    20,100          1,143
Tecumseh Products Co. Class A                    30,800          1,594
Timken Co.                                          200              8
TRINOVA Corp.                                     1,500             43
Tyco International, Ltd.                         21,400            762
Varity Corp. (a)                                 28,600          1,061
Wheelabrator Technologies, Inc.                  12,000            200
WMX Technologies, Inc.                           17,100            510
                                                              --------
                                                                28,641
                                                              --------
CONSUMER BASICS - 17.8%
Abbott Laboratories NPV                          35,442          1,480
ALZA Corp. (a)                                    9,800            243
American Home Products Corp.                     30,300          2,939
Apria Healthcare Group, Inc.                      5,000            141
Archer-Daniels-Midland Co.                       96,147          1,731
Bard (C.R.), Inc.                                 1,000             32
Bausch & Lomb, Inc.                               5,800            230



                                                    Quantitative Equity Fund  43



QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
Baxter International, Inc.                       27,700       $  1,160
Becton, Dickinson & Co.                          22,700          1,703
Black & Decker Corp.                             25,400            895
Bristol-Myers Squibb Co.                         37,600          3,229
Cardinal Health, Inc.                            23,400          1,281
Church and Dwight Co., Inc.                       2,800             52
Coca-Cola Co. (The)                              70,400          5,227
Coca-Cola Enterprises, Inc.                      65,300          1,747
Colgate-Palmolive Co.                            10,100            710
Columbia/HCA Healthcare Corp.                    47,100          2,390
ConAgra, Inc.                                    34,750          1,433
CPC International, Inc.                          21,900          1,503
Dole Food, Inc.                                   3,700            130
Forest Labs, Inc. (a)                             3,900            176
General Nutrition Companies, Inc.                 9,800            225
Gillette Co.                                      9,050            472
Health Care & Retirement Corp. (a)               23,700            830
Health Management Associates Class A              7,100            185
Heinz (H.J.) Co.                                 19,450            644
Hershey Foods Corp.                              11,100            722
Humana, Inc. (a)                                 16,600            454
IBP, Inc.                                        53,700          2,712
Johnson & Johnson                                56,300          4,821
Kroger Co. (a)                                   30,300          1,136
Lilly (Eli) & Co.                                65,500          3,684
Manor Care, Inc.                                  6,400            224
McKesson Corp. New                                  200             10
Medtronic, Inc.                                  24,000          1,341
Merck & Co., Inc.                                99,970          6,573
Nabisco Holdings Corp. Class A                    3,100            101
Outback Steakhouse, Inc. (a)                     14,800            531
PepsiCo, Inc.                                    70,000          3,911
Pfizer, Inc.                                     26,200          1,651
Philip Morris Cos., Inc.                        118,500         10,724
Procter & Gamble Co.                             79,100          6,565
Ralston Purina Co.                               13,000            811
Rhone Poulenc Rorer, Inc.                        16,300            868
Safeway, Inc. New (a)                            33,400          1,720
Sara Lee Corp.                                   23,200            740
Schering-Plough Corp.                            44,800          2,453
Smith's Food & Drug Centers, Inc. Class B        20,300            513
Snap-On Tools Corp.                              14,300            647
Tenet Healthcare Corp. (a)                       14,600            303
United Healthcare Corp.                          17,900          1,172
Vivra, Inc.                                       3,400             85
Vons Cos., Inc.  (a)                             17,300            489
Warner-Lambert Co.                               14,600          1,418
                                                              --------
                                                                87,167
                                                              --------
CONSUMER DURABLES - 2.3%
AutoZone Inc. (a)                                   100              3
Chrysler Corp.                                   13,300            736
Cooper Tire & Rubber Co.                          3,600             89
Dana Corp.                                       36,000          1,053
Eaton Corp.                                      14,800            794
Echlin, Inc.                                     35,500          1,296
Ford Motor Co.                                   59,510          1,726
General Motors Corp.                             51,400          2,718
Genuine Parts Co.                                   100              4
Goodyear Tire & Rubber Co.                       11,800            535
La-Z-Boy Chair Co.                               20,000            618
Leggett & Platt, Inc.                            15,600            378
Modine Manufacturing Co.                         11,500            276
National Presto Industries, Inc.                  3,800            151
PACCAR, Inc.                                      4,200            176
Whirlpool Corp.                                  10,000            532
                                                              --------
                                                                11,085
                                                              --------
CONSUMER NON-DURABLES - 3.6%
Alberto Culver Co. Class B                        5,800            199
Anheuser-Busch Cos., Inc.                        18,700          1,251
Avon Products, Inc.                               4,700            354
Block Drug Co., Inc. Class A                        953             33
Circuit City Stores, Inc.                         6,900            191
Coors (Adolph) Co. Class B                       15,700            347
CPI Corp.                                         4,400             70
Dayton Hudson Corp.                               4,200            315
Eastman Kodak Co.                                 8,000            536
Fruit of the Loom, Inc. Class A (a)               7,600            185
Gap, Inc.                                         9,500            399
Home Depot, Inc. (The)                            7,800            373
International Flavors & Fragrances, Inc.          8,200            394
Limited, Inc. (The)                              37,000            643
Longs Drug Stores Corp.                          20,300            972
Lowe's Cos., Inc.                                 9,400            315
May Department Stores Co.                           200              8
Melville Corp.                                    6,200            191
Newell Co.                                       28,300            732
NIKE, Inc. Class B                               22,900          1,594
Nine West Group, Inc. (a)                         2,500             94
Penney (J.C.) Co., Inc.                          15,900            757
Price Costco, Inc. (a)                           13,800            210
Rayonier, Inc.                                    2,700             90
Ross Stores, Inc.                                59,600          1,140
Sears Roebuck & Co.                              43,200          1,685
Springs Industries, Inc.                          1,000             41



44  Quantitative Equity Fund


QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
TJX Cos., Inc.                                    6,200       $    117
Toys "R" Us, Inc. (a)                            16,000            348
V.F. Corp.                                        9,900            522
Waban, Inc.  (a)                                 12,000            225
Wal-Mart Stores, Inc.                           150,000          3,357
Warnaco Group, Inc. Class A                       2,200             56
                                                              --------
                                                                17,744
                                                              --------
CONSUMER SERVICES - 2.8%
AMR Corp. (a)                                     4,000            297
Boyd Gaming Corp. (a)                             3,500             41
Brinker International, Inc.  (a)                  4,500             68
Buffets, Inc. (a)                                   900             13
Callaway Golf Co.                                18,500            419
Carnival Corp. Class A                            9,000            219
Circus Circus Enterprises, Inc. (a)              10,400            290
Cracker Barrel Old Country Store, Inc.            4,500             78
Delta Air Lines, Inc.                            15,300          1,130
Disney (Walt) Co.                                60,300          3,558
Harrah's Entertainment, Inc.                      9,200            223
HFS, Inc. (a)                                     1,500            123
International Game Technology                    11,600            126
ITT Corp. New                                    16,300            864
King World Productions, Inc. (a)                 37,100          1,442
La Quinta Motor Inns, Inc.                       30,200            827
Marriot International, Inc.                      14,300            547
McDonald's Corp.                                 18,400            830
Mirage Resorts, Inc. (a)                         16,700            576
Southwest Airlines Co.                            3,500             81
UAL Corp. (a)                                    11,800          2,106
                                                              --------
                                                                13,858
                                                              --------
ENERGY - 7.3%
Amerada Hess Corp. NPV                              100              5
Amoco Corp.                                      27,000          1,941
Anadarko Petroleum Corp.                          5,000            271
Ashland, Inc.                                     4,300            151
Atlantic Richfield Co.                           15,600          1,728
Baker Hughes, Inc.                               20,300            495
Chevron Corp.                                    53,200          2,793
Cooper Cameron Corp. (a)                          2,300             82
Diamond Shamrock, Inc.                            2,100             54
Exxon Corp.                                     133,622         10,706
FINA, Inc. Class A                                  700             35
Halliburton Co.                                  30,000          1,519
Indiana Energy, Inc.                              2,000             48
Mobil Corp.                                      34,418          3,855
Occidental Petroleum Corp.                       48,600          1,039
Oryx Energy Co.  (a)                              3,700             49
Phillips Petroleum Co.                           20,500            700
Pittston Services Group                           6,000            188
Royal Dutch Petroleum Co. - ADR                  42,975          6,065
Sonat Offshore Drilling, Inc.                     7,800            349
Sun Company                                       5,200            142
Tenneco, Inc.                                    18,700            928
Texaco, Inc.                                     20,600          1,617
Union Texas Petroleum Holdings, Inc.              6,800            132
Unocal Corp.                                     20,200            588
Valero Energy Corp.                              17,800            436
                                                              --------
                                                                35,916
                                                              --------
FINANCE - 15.6%
Aetna Life & Casualty Co.                         5,800            402
AFLAC, Inc.                                      46,825          2,031
Ahmanson (H.F.) & Co.                            17,800            472
Allstate Corp.                                   68,327          2,810
AMBAC, Inc.                                       1,100             52
American Express Co.                              6,300            261
American Financial Group, Inc.                    6,000            184
American General Corp.                           38,400          1,339
American International Group, Inc.               21,100          1,952
American National Insurance Co.                   2,100            139
AT&T Capital Corp.                                4,800            184
Banc One Corp.                                   20,500            774
Bank of Boston Corp.                             16,584            767
Bank of New York Co., Inc.                       59,172          2,885
BankAmerica Corp.                                99,700          6,456
Bankers Trust New York Corp.                      3,600            239
Barnett Banks, Inc.                               5,700            336
BayBanks, Inc.                                    1,100            108
Bear Stearns Cos., Inc.                         116,882          2,323
Beneficial Corp.                                  2,100             98
Boatmen's BancShares, Inc.                          100              4
Centura Banks, Inc.                                 100              4
Chase Manhattan Corp.                            11,400            691
Chemical Banking Corp.                           32,600          1,915
Chubb Corp. (The)                                 3,900            377
CIGNA Corp.                                      13,100          1,353
Citicorp                                         25,100          1,688
CNA Financial Corp. (a)                           3,900            443
Comerica, Inc.                                    4,300            173
CoreStates Financial Corp.                        7,100            269
Dean Witter, Discover & Co.                       9,700            456



                                                    Quantitative Equity Fund  45



QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
Edwards (A.G.), Inc.                             38,100       $    910
Federal National Mortgage Association            36,900          4,580
First Chicago NBD Corp.                          90,652          3,581
First Colony Corp.                                2,300             58
First Fidelity Bancorp New                        4,200            317
First Union Corp.                                 9,000            501
First USA, Inc.                                  10,400            462
Firstar Corp.                                     3,300            131
Fleet Financial Group, Inc.                      18,500            754
Fleet Financial Group, Inc.
  New 1996 Warrants (a)                             157              2
General Re Corp.                                    700            109
Golden West Financial Corp.                       2,800            155
Great Western Financial Corp.                     5,400            138
Greenpoint Financial Corp.                       33,600            890
Household International Corp.                    12,000            710
Huntington Bancshares, Inc.                      26,100            620
Integra Financial Corp.                           6,100            384
ITT Hartford Group, Inc.                         16,300            789
Jefferson-Pilot Corp.                            14,700            684
Kansas City Life Insurance Co.                    1,300             68
KeyCorp                                          10,700            388
Lehman Brothers Holdings, Inc.                   31,000            659
Lincoln National Corp.                           41,800          2,247
Loews Corp.                                      38,800          3,041
MBIA, Inc.                                        1,500            113
MBNA Corp.                                       31,000          1,143
Mercantile Bancorp, Inc.                          3,000            138
Mercury Finance Corp.                             8,300            110
Mercury General Corp.                             1,600             76
Meridian Bancorp, Inc.                            6,400            298
Merrill Lynch & Co., Inc.                         9,300            474
Midlantic Corp.                                   6,100            400
Morgan Stanley Group, Inc.                       11,000            887
National City Corp.                              20,900            692
NationsBank Corp.                                79,316          5,522
Northern Trust Corp.                                200             11
Norwest Corp.                                    30,900          1,020
Old Kent Financial Corp.                            700             29
Old Republic International Corp.                 19,500            692
Paine Webber Group, Inc.                          2,600             52
PNC Bank Corp.                                   10,400            335
Protective Life Corp.                             2,900             91
Republic New York Corp.                           5,600            348
SAFECO Corp.                                      5,200            179
Salomon, Inc.                                    38,300          1,360
Southern National Corp.                           5,400            142
SouthTrust Corp.                                  2,200             56
St. Paul Cos., Inc.                               3,500            195
Star Banc Corp.                                  21,600          1,285
State Street Boston Corp.                         3,700            167
Student Loan Marketing Association                9,400            619
TIG Holdings, Inc.                               16,400            467
Torchmark Corp.                                   1,300             59
Transamerica Corp.                                3,000            218
Travelers, Inc.                                  79,300          4,985
UMB Financial Corp.                                 110              3
Union Bank                                        3,300            176
United Counties Bancorporation                      100             22
UNUM Corp.                                        3,200            175
Washington Mutual, Inc.                           3,100             88
Washington National Corp.                         2,000             54
Wilmington Trust Corp.                            1,500             45
                                                              --------
                                                                76,089
                                                              --------
GENERAL BUSINESS - 4.6%
American Greetings Corp. Class A                 28,600            790
Ascend Communications, Inc.                      13,100          1,063
BHC Communications, Inc. Class A                  2,900            274
Capital Cities/ABC, Inc.                         16,800          2,073
Central Newspapers, Inc. Class A                  6,000            188
Comcast Corp. Special Class A                    17,300            314
Cox Communications, Inc. Class A (a)              4,700             92
Donnelley (R.R.) & Sons Co.                      12,600            496
Gartner Group, Inc. Class A New (a)              11,000            525
Harcourt General, Inc.                            8,200            343
Kelly Services, Inc. Class A                     10,500            291
Manpower, Inc.                                   29,500            830
Media General, Inc. Class A                         100              3
Miller (Herman), Inc.                             1,700             51
New York Times Co. Class A                       26,900            797
Olsten Corp.                                      2,400             95
Omnicom Group, Inc.                              20,400            760
Paging Network, Inc.                              6,000            143
PHH Group, Inc.                                  39,200          1,833
Pulitzer Publishing Co.                           5,400            258
Reader's Digest Association, Inc.
  Class A NV                                        100              5
SBC Communications, Inc.                         68,600          3,945
Service Corp. International                       7,400            326
Staples, Inc.                                    81,500          1,987
SunGard Data Systems                              8,300            230
Tele-Communications, Inc. Class A                52,700          1,047
Time Warner, Inc.                                31,500          1,193
Total Systems Services, Inc.                        100              3
Tribune Co.                                       6,400            391




46  Quantitative Equity Fund



QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
Turner Broadcasting Systems, Inc. Class B        13,500       $    351
Viking Office Products, Inc. (a)                  7,200            335
Wallace Computer Services, Inc.                   3,600            196
Washington Post Co. Class B                       4,100          1,155
Wiley (John) & Son Inc. Class A                     200              6
                                                              --------
                                                                22,389
                                                              --------
MISCELLANEOUS - 0.4%
Castle & Cook, Inc. New                           1,233             21
Chris Craft Industries, Inc.                      4,804            208
Eckerd Corp. (a)                                 30,200          1,348
Providian Corp.                                   4,000            162
                                                              --------
                                                                 1,739
                                                              --------
SHELTER - 0.6%
Centex Corp.                                        300             10
Georgia Pacific Corp.                             8,800            604
Granite Construction, Inc.                       19,200            605
Lennar Corp.                                      9,000            226
Owens-Corning Fiberglas Corp. (a)                 3,400            153
Pulte Corp.                                      18,500            622
USG Corp. New (a)                                 5,600            168
Weyerhaeuser Co.                                 14,000            605
                                                              --------
                                                                 2,993
                                                              --------
TECHNOLOGY - 12.5%
Adaptec, Inc. (a)                                 5,000            204
ADC Telecommunications, Inc.                        100              4
Advanced Micro Devices, Inc.                      6,200            102
AlliedSignal, Inc.                               52,200          2,480
Altera Corp.                                      2,200            109
AMP, Inc.                                        14,300            549
Amphenol Corp. Class A (a)                       20,500            497
Analog Devices, Inc.                             42,100          1,489
Apple Computer, Inc.                              7,200            229
Applied Materials, Inc.                           7,100            279
Autodesk, Inc.                                   36,400          1,238
Avery Dennison Corp.                             10,600            531
Avnet, Inc.                                      44,200          1,978
Bay Networks, Inc.                               10,600            435
Boeing Co.                                       48,900          3,833
Broderbund Software, Inc. (a)                     1,200             73
Cadence Design Systems, Inc.                      5,400            227
Cisco Systems, Inc. (a)                          20,200          1,507
Coltec Industries, Inc. (a)                       7,300             85
COMPAQ Computer Corp. (a)                        15,600            749
Computer Associates International, Inc.           9,800            557
Cypress Semiconductor Corp.                      33,000            421
Dell Computer Corp.                              18,000            623
Diebold, Inc.                                     5,000            277
Digital Equipment Corp. (a)                      12,700            814
EMC Corp. (a)                                    10,900            168
Gateway 2000, Inc. (a)                            4,100            100
General Binding Corp.                             5,000             99
General Dynamics Corp.                           12,800            757
General Instrument Corp. (a)                      5,800            136
General Motors Corp. Class H                     47,000          2,309
Glenayre Technologies, Inc.                       6,600            409
Harris Corp.                                      1,900            104
Hewlett-Packard Co.                              69,700          5,837
Informix Corp.                                   55,200          1,656
Integrated Device Technology                     13,500            174
Intel Corp.                                      10,900            619
International Business Machines Corp.            83,300          7,643
Komag, Inc. (a)                                   4,000            183
Lam Research Corp. (a)                            4,900            223
Lockheed Martin Corp.                            17,700          1,398
Loral Corp.                                       9,900            350
LSI Logic Corp.                                   4,600            151
Marquette Electronics, Inc. Class A (a)           6,600            134
Maxim Integrated Products, Inc.                   8,600            329
McDonnell Douglas Corp.                           4,200            386
Micro Warehouse, Inc. (a)                         7,400            320
Micron Technology, Inc.                          14,200            563
Microsoft Corp. (a)                              32,800          2,878
Motorola, Inc.                                   45,500          2,594
National Semiconductor Corp. (a)                  8,100            180
Novell, Inc. (a)                                 20,800            294
Oracle Systems Corp.                             26,100          1,103
Parametric Technology Corp. (a)                     700             46
Quantum Corp. (a)                                 2,300             37
Raytheon Co.                                      2,600            123
Read-Rite Corp. (a)                              21,600            500
Rockwell International Corp.                     20,700          1,095
Seagate Technology (a)                           25,700          1,221
Silicon Graphics, Inc. (a)                        9,500            261
Solectron Corp. (a)                                 200              9
Storage Technology Corp. (a)                     25,900            618
Sun Microsystems, Inc.                           11,600            529
Sybase, Inc. (a)                                  4,300            154
Symbol Technologies, Inc. (a)                     5,300            209
Synopsys, Inc.                                    3,900            148
Tandy Corp.                                       4,200            174



                                                    Quantitative Equity Fund  47



QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                                 SHARES         (000)
                                                -------       --------
Teradyne, Inc.                                   13,700       $    343
Texas Instruments, Inc.                          42,800          2,215
Textron, Inc.                                    15,600          1,053
TRW, Inc.                                         5,900            457
United Technologies Corp.                         1,100            104
Varian Associates, Inc.                          14,900            710
Vishay Intertechnology, Inc.                      9,200            289
Watkins-Johnson Co.                               9,100            397
Xilinx, Inc.                                      3,600            108
                                                              --------
                                                                61,187
                                                              --------
TRANSPORTATION - 0.8%
Arnold Industries, Inc.                             100              2
Burlington Northern, Inc.                         9,200            718
Conrail, Inc.                                    13,600            952
CSX Corp.                                        10,300            470
Florida East Coast Industries, Inc.                 100              7
GATX Corp.                                        4,900            238
Norfolk Southern Corp.                            4,100            325
Ryder System, Inc.                               18,500            458
Union Pacific Corp.                              14,300            943
                                                              --------
                                                                 4,113
                                                              --------
UTILITIES - 13.1%
Allegheny Power System, Inc.                      4,300            123
American Water Works, Inc.                          200              8
Ameritech Corp.                                  69,900          4,124
AT&T Corp.                                       99,000          6,410
Baltimore Gas & Electric Co.                      5,100            145
Bell Atlantic Corp.                                 330             22
BellSouth Corp.                                  91,500          3,980
Boston Edison Co.                                 7,900            233
California Energy, Inc. (a)                       2,700             53
Carolina Power & Light Co.                        9,200            317
Centerior Energy Corp.                            7,900             70
Central & Southwest Corp.                         7,100            198
Central Maine Power Co.                          25,300            364
CILCORP, Inc.                                     6,900            292
Cincinnati Bell, Inc.                            18,300            636
CMS Energy Corp.                                  4,700            140
Columbia Gas System, Inc. (a)                    12,500            548
Consolidated Edison Co.
  of New York, Inc.                              78,700          2,518
Consolidated Natural Gas Co.                     24,300          1,103
Detroit Edison Co.                               24,800            856
Dominion Resources, Inc.                          9,300            384
Duke Power Co.                                    9,500            450
El Paso Natural Gas Co.                           1,300             37
Enron Corp.                                      24,900            949
Entergy Corp.                                    71,200          2,083
FPL Group, Inc.                                  10,900            505
General Public Utilities Corp.                   16,500            561
GTE Corp.                                       184,140          8,102
Houston Industries, Inc.                         15,400            373
Idaho Power Co.                                   2,000             60
Illinova Corp.                                    2,000             60
MCI Communications Corp.                         40,000          1,045
New England Electric System                       2,600            103
New York State Electric & Gas Corp.              32,400            838
Niagara Mohawk Power Corp.                        5,900             57
Northeast Utilities                               7,700            188
Northern States Power Co.                         5,900            290
NYNEX Corp.                                       9,000            486
ONEOK, Inc.                                      12,000            275
Pacific Gas & Electric Co.                      128,800          3,655
Pacific Telesis Group                            23,000            773
PacifiCorp.                                      23,800            506
Panhandle Eastern Corp.                          40,500          1,129
Peco Energy Co.                                  12,500            377
Pinnacle West Capital Corp.                       3,100             89
Portland General Electric Co.                    17,000            495
Potomac Electric Power Co.                        8,100            213
PP&L Resources, Inc.                              9,300            233
Public Service Co. of Colorado                    2,000             71
Public Service Enterprise Group, Inc.            36,900          1,130
SCE Corp.                                       186,300          3,307
Sonat, Inc.                                       5,700            203
Southern Co.                                     12,446            306
Southern New England
  Telecommunications Corp.                        8,800            350
Sprint Corp.                                    125,300          4,996
Texas Utilities Co.                              12,100            498
TransCanada Pipelines, Ltd.                       5,100             70
Tucson Electric Power Co. (a)                    23,900             78
U.S. West Media Group (a)                        41,600            790
U.S. West, Inc.                                  25,400            908
Unicom Corp.                                    101,000          3,308
Washington Gas & Light Co.                        1,000             21
Western Resources, Inc.                          22,300            744
Williams Cos. (The)                              16,300            716
                                                              --------
                                                                63,952
                                                              --------
TOTAL COMMON STOCKS
(cost $370,158)                                                459,901
                                                              --------




48  Quantitative Equity Fund



QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
                                                 (000)          (000)
                                                -------       --------
LONG-TERM INVESTMENTS - 0.0%
WMX Technologies, Inc. (conv.)
  2.000% due 01/24/05                           $    25       $     21
                                                              --------
TOTAL LONG-TERM INVESTMENTS
(cost $46)                                                          21
                                                              --------
SHORT-TERM INVESTMENTS - 4.4%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)           21,541         21,541
                                                              --------
TOTAL SHORT-TERM INVESTMENTS
(cost $21,541)                                                  21,541
                                                              --------

TOTAL INVESTMENTS
(identified cost $391,745)(c) - 98.5%                          481,463
                                                              --------
OTHER ASSETS AND LIABILITIES,
NET - 1.5%                                                       7,485
                                                              --------

NET ASSETS - 100.0%                                           $488,948
                                                              --------
                                                              --------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $392,720 and net unrealized appreciation for all securities was $88,743. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $95,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,895.


                                                 NUMBER        MARKET
                                                   OF           VALUE
                                               CONTRACTS        (000)
                                                -------       --------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/96                              60       $    (55)
                                                              --------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                     $  (55)
                                                              --------
                                                              --------

(***)   At December 31, 1995, United States Treasury Notes, due
     12/31/95, valued at $5,500 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.


        The accompanying notes are an integral part of the financial statements.

                                                    Quantitative Equity Fund  49

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified cost $391,745,457)(Note 2) . .   $481,463,249
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        593,795
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . .      1,218,251
    Investments sold . . . . . . . . . . . . . . . . . . . . . . .     10,805,102
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . .      1,624,076
    Daily variation margin on futures contracts (Notes 2 and 3). .         21,000
                                                                     ------------
                                                                      495,725,473

LIABILITIES
  Payables:
    Investments purchased. . . . . . . . . . . . . . .  $5,947,783
    Fund shares redeemed . . . . . . . . . . . . . . .     397,636
    Accrued bookkeeping service fees (Note 4). . . . .       5,750
    Accrued management fees (Note 4) . . . . . . . . .     323,532
    Accrued transfer agent fees (Note 4) . . . . . . .      39,156
    Other accrued expenses . . . . . . . . . . . . . .      63,317      6,777,174
                                                        ----------   ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $488,948,299
                                                                     ------------
                                                                     ------------
NET ASSETS CONSIST OF:
  Undistributed net investment income . . . . . . . . . . . . . . .  $      2,561
  Accumulated net realized gain (loss). . . . . . . . . . . . . . .    20,743,070
  Unrealized appreciation (depreciation) on:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . .    89,717,788
    Futures contracts . . . . . . . . . . . . . . . . . . . . . . .       (55,213)
  Shares of beneficial interest . . . . . . . . . . . . . . . . . .       158,955
  Additional paid-in capital. . . . . . . . . . . . . . . . . . . .   378,381,138
                                                                     ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $488,948,299
                                                                     ------------
                                                                     ------------
Net asset value, offering and redemption price per share
  ($488,948,299 divided by 15,895,547 shares of $.01 par value
  shares of beneficial interest outstanding). . . . . . . . . . . .        $30.76
                                                                     ------------
                                                                     ------------

        The accompanying notes are an integral part of the financial statements.

50  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 10,503,830
  Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . .        846,794
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        378,404
                                                                        ------------
                                                                          11,729,028

Expenses (Notes 2 and 4):
  Management fees . . . . . . . . . . . . . . . . . . . .  $3,469,134
  Custodian fees. . . . . . . . . . . . . . . . . . . . .     271,908
  Transfer agent fees . . . . . . . . . . . . . . . . . .     276,771
  Bookkeeping service fees. . . . . . . . . . . . . . . .      23,062
  Professional fees . . . . . . . . . . . . . . . . . . .      22,143
  Registration fees . . . . . . . . . . . . . . . . . . .      35,584
  Trustees' fees. . . . . . . . . . . . . . . . . . . . .       4,439
  Miscellaneous . . . . . . . . . . . . . . . . . . . . .      24,362      4,127,403
                                                           ----------   ------------

Net investment income . . . . . . . . . . . . . . . . . . . . . . . .      7,601,625
                                                                        ------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     58,340,418
  Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . .        441,477
  Options written . . . . . . . . . . . . . . . . . . . . . . . . . .      1,273,528
Net change in unrealized appreciation or depreciation of:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     73,354,634
  Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . .        (55,213)
  Options written . . . . . . . . . . . . . . . . . . . . . . . . . .       (250,179)
                                                                        ------------

Net gain (loss) on investments. . . . . . . . . . . . . . . . . . . .    133,104,665
                                                                        ------------

Net increase (decrease) in net assets resulting from operations . . .   $140,706,290
                                                                        ------------
                                                                        ------------


        The accompanying notes are an integral part of the financial statements.

                                                    Quantitative Equity Fund  51

QUANTITATIVE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                                1995            1994
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .   $  7,601,625    $  6,811,978
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     58,340,418      11,339,993
    Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . .        441,477              --
    Options written . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,273,528       1,360,068
  Net change in unrealized appreciation or depreciation of:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     73,354,634     (18,625,251)
    Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . .        (55,213)             --
    Options written . . . . . . . . . . . . . . . . . . . . . . . . . . .       (250,179)        116,517
                                                                            ------------    ------------

Net increase (decrease) in net assets resulting from operations . . . . .    140,706,290       1,003,305

Distributions to shareholders:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .     (7,728,318)     (6,763,825)
  Net realized gain on investments. . . . . . . . . . . . . . . . . . . .    (41,635,634)    (15,563,510)
Increase (decrease) in net assets from Fund share transactions. . . . . .     17,013,464      87,269,459
                                                                            ------------    ------------

INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . .    108,355,802      65,945,429
Net assets at beginning of year . . . . . . . . . . . . . . . . . . . . .    380,592,497     314,647,068
                                                                            ------------    ------------
NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net
  investment income of $2,561 and $129,254, respectively) . . . . . . . .   $488,948,299    $380,592,497
                                                                            ------------    ------------
                                                                            ------------    ------------

FUND SHARE TRANSACTIONS

                                                       1995                        1994
                                              --------------------------   -------------------------
                                                SHARES        AMOUNT        SHARES        AMOUNT
                                              ----------   -------------   ----------   ------------
Fund shares sold . . . . . . . . . . . . . .   4,324,277   $ 124,379,767    6,025,143   $154,549,223
Fund shares issued to shareholders
  in reinvestments of distributions. . . . .   1,137,910      34,236,981      575,744     14,421,907
Fund shares redeemed . . . . . . . . . . . .  (4,885,755)   (141,603,284)  (3,180,658)   (81,701,671)
                                              ----------   -------------   ----------   ------------
Net increase (decrease). . . . . . . . . . .     576,432   $  17,013,464    3,420,229   $ 87,269,459
                                              ----------   -------------   ----------   ------------
                                              ----------   -------------   ----------   ------------



        The accompanying notes are an integral part of the financial statements.

52  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.


                                                                  1995      1994      1993      1992      1991
                                                                -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . .  $ 24.84   $ 26.44   $ 25.82   $ 25.88   $ 21.07
                                                                -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .      .50       .49       .45       .49       .58
  Net realized and unrealized gain (loss) on investments . . .     8.72      (.19)     2.69      1.67      5.93
                                                                -------   -------   -------   -------   -------

  Total Income From Investment Operations                          9.22       .30      3.14      2.16      6.51
                                                                -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .     (.51)     (.49)     (.45)     (.49)     (.58)
  Net realized gain on investments . . . . . . . . . . . . . .    (2.79)    (1.41)    (2.07)    (1.73)    (1.12)
                                                                -------   -------   -------   -------   -------

  Total Distributions. . . . . . . . . . . . . . . . . . . . .    (3.30)    (1.90)    (2.52)    (2.22)    (1.70)
                                                                -------   -------   -------   -------   -------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . .  $ 30.76   $ 24.84   $ 26.44   $ 25.82   $ 25.88
                                                                -------   -------   -------   -------   -------
                                                                -------   -------   -------   -------   -------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . .    37.69       .19     12.56      8.67     31.70

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . . .      .93       .94       .98      1.02      1.03
  Net investment income to average net assets. . . . . . . . .     1.71      1.95      1.68      1.94      2.39
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . .    78.83     45.97     62.48     59.19     58.07
  Net assets, end of year ($000 omitted) . . . . . . . . . . .  488,948   380,592   314,647   244,870   201,614





                                                    Quantitative Equity Fund  53

QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                    [GRAPH]
                         GROWTH OF A $10,000 INVESTMENT


YEARLY PERIODS                                 RUSSELL 1000              LIPPER -C-
ENDED DECEMBER 31   QUANTITATIVE EQUITY   -REGISTERED TRADEMARK-**    GROWTH & INCOME ++
-----------------   -------------------   --------------------------  ------------------
Inception*               $ 10,000                $ 10,000                 $ 10,000
  1987                   $  9,071                $  8,636                 $  8,574
  1988                   $ 10,437                $ 10,124                 $  9,854
  1989                   $ 13,158                $ 13,203                 $ 12,065
  1990                   $ 12,420                $ 12,654                 $ 11,523
  1991                   $ 16,358                $ 16,834                 $ 14,843
  1992                   $ 17,775                $ 18,354                 $ 16,072
  1993                   $ 20,008                $ 20,218                 $ 17,875
  1994                   $ 20,046                $ 20,295                 $ 17,691
  1995                   $ 27,602                $ 27,960                 $ 23,105



Quantitative Equity Fund

PERIODS ENDED           GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $13,769        37.69%
5 Years                  $22,223        17.31%***
Inception                $27,602        12.55%***


Russell 1000-Registered Trademark- Index

PERIODS ENDED           GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $13,777        37.77%
5 Years                  $22,095        17.18%***
Inception                $27,960        12.73%***


Lipper-C- Growth & Income Funds Average

PERIODS ENDED           GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $13,060        30.60%
5 Years                  $20,052        14.93%***
Inception                $23,105        10.35%***

* Assumes initial investment on June 1, 1987. Lipper index comparison for the initial investment began July 1, 1987.

** Russell 1000 Index includes the 1,000 largest companies in the Russell
   3000-Registered Trademark- Index, the smallest of which is valued at about $450 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

*** Annualized.

QUANTITIATIVE EQUITY FUND returned 37.7% during 1995, nearly matching the Russell 1000-Registered Trademark- Index return of 37.8%. The portfolio was managed in a manner consistent with its objective to provide a total return greater than the US stock market, as measured by the Russell 1000 Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the index.

Historically, no single economic or industrial sector has been consistently favored by the equity markets. By approximately duplicating the broad market's structure, an investor can reduce the possibility of being overweighted in an out-of-favor sector, and by selecting the most attractive stocks within each sector, an investor can increase the potential for earning a return that is above the market average.

Despite losing ground during a difficult fourth quarter, the Fund managed to outperform the Lipper-Registered Trademark- Growth & Income Funds Average. The Fund ended the year over 700 basis points ahead of the Lipper peer group. Good security selection through most of the year helped keep the Fund's performance close to the benchmark. Unlike other funds that attempted to add value via sector selection, Quantitative Equity's sector-neutral posture helped it keep pace with the market which underwent strong rotations among economic sectors over the course of the year.





Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


54  Quantitative Equity Fund

INTERNATIONAL SECURITIES FUND
STATEMENT OF NET ASSETS

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
COMMON STOCKS - 92.6%

ARGENTINA - 0.2%
Banco de Galicia Y Buenos Aires
  Class B New - ADR                                         6,104       $  125
Banco Frances del Rio la Plata - ADR                        3,611           97
Buenos Aires Embotelladora SA
  Class B - ADR                                             1,507           31
Comercial de Plata (a)                                     20,590           55
Naviera Perez Companc Class B                              26,154          139
Sociedad Comercial del Plata - ADR (a)                      1,556           41
Telecom Argentina SA Class B - ADR                          1,280           61
Telefonica de Argentina Class B - ADR                       9,510          259
Transportadora de Gas Del Sur
  Class B - ADR                                             4,760           61
YPF Sociedad Anonima Class D - ADR                          9,210          199
                                                                        ------
                                                                         1,068
                                                                        ------
AUSTRALIA - 3.6%
Amcor, Ltd.                                                50,800          358
Australia & New Zealand Bank Group, Ltd.                  499,266        2,341
Australian Gas & Light Co.                                 70,713          265
Australian National Industries, Ltd.                      336,270          249
Australian Resources, Ltd.                                 11,455           11
Australian Tourism Group                                   13,080            9
Azon Limited                                                6,793            9
Boral, Ltd.                                                40,000          101
BRL Hardy, Ltd.                                             2,399            3
Broken Hill Proprietary Co.                                87,915        1,242
BT Property Trust (Units)                                  11,556           14
Burns Philip & Co., Ltd.                                   53,238          119
Burswood Property Trust (Units)                            14,154           19
Caltex Australia                                          199,133          786
Coca-Cola Amatil, Ltd.                                     14,857          118
Coles Myer, Ltd.                                          111,704          348
Commonwealth Bank of Australia                              2,106           17
CSR, Ltd.                                                 200,768          654
Eastern Aluminum                                          272,000          224
Elders Australia, Ltd.                                    300,000          381
Eltin, Ltd.                                               153,513          337
Foodland Associated, Ltd.                                   5,765           20
Foster's Brewing Group, Ltd. (a)                          166,560          274
Gasgoyne Gold Mines NL                                      2,509            4
George Weston Foods, Ltd.                                     229            1
Giant Resources (a)(d)                                    250,000            0
GIO Australia Holdings                                    275,524          641
Goodman Fielder Wattie                                    175,401          176
GWA International, Ltd.                                     8,479            9
Holyman Limited                                             3,513            7
Lend Lease Corp.                                           30,001          435
M.I.M. Holdings, Ltd.                                      31,460           43
Mt. Leyshon Gold Mines, Ltd. (a)                              979            3
National Australia Bank, Ltd.                              87,087          783
News Corp.                                                569,217        3,038
Normandy Poseidon                                          37,000           54
North Broken Hill Peko                                    165,844          462
Orion Resources NL                                          3,513            5
Pacific Dunlop, Ltd.                                      119,496          280
Pasminco, Ltd.                                            160,000          196
Pioneer International, Ltd.                               157,700          407
Publishing Broadcasting, Ltd.                              36,360          127
QCT Resources                                              14,867           17
QNI Limited                                               246,736          521
RGC Limited                                               117,397          585
Ross Mining NL                                              9,164            9
Rothmans Holdings                                          58,371          239
Santos, Ltd.                                              178,500          521
Sea World Property Australia, Ltd.                          2,485            2
Simsmetal, Ltd.                                             4,255           25
Southcorp Holdings, Ltd.                                  144,600          336
St. Barbara Mines, Ltd.                                     5,783            4
Stockland Trust Group                                      48,100          111
Stockland Trust Group New (a)                               1,949            4
T N T, Ltd. (a)                                           262,790          348
Tabcorp. Holdings, Ltd.                                    52,000          147
Walker Corp., Ltd.                                         15,274            5
Wesfarmers                                                 60,319          369
Wesfi, Ltd.                                                 1,585            5
Western Mining Corp.                                      507,763        3,261
Westfield Trust                                           150,480          271
Westfield Trust New Units (a)                               6,510           12
Westpac Banking Corp.                                     149,566          663
Wills (W.D. & H.O.)                                        18,000           27
Woodside Petroleum, Ltd.                                   28,000          143
                                                                        ------
                                                                        22,195
                                                                        ------
AUSTRIA - 0.4%
Bank Austria AG                                             2,400          193
Brau-Union Goess AG                                         1,346           65
BWT AG                                                      1,700          175
Creditanstalt Bankverein                                    5,264          292
EA-Generali AG                                                122           37
EVN Energ-Versorg                                             582           80
Flughafen Wien AG                                           1,323           89
Interunfall Vericherungs AG                                   900          141
Lenzing AG                                                    310           26
Oester Brau Beteil                                          1,200           55
Oester Elektrizita Class A                                  6,870          413
OMV AG                                                      1,231          107
VA Technologie AG (BR)                                      2,000          254
Wiener Allianz Verscherung                                    700          142


                                              International Securities Fund 55


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
Wienerberger Baustoff                                         233       $   46
Z Landerbank Bank Austria AG                               12,210          485
                                                                        ------
                                                                         2,600
                                                                        ------
BELGIUM - 0.6%
Algem Maatsch Voor Nijverheidskredit
  Almanij NPV                                                 205           62
Arbed SA NPV (a)                                            2,115          240
Banque Bruxelles Lambert NPV                                  184           32
Barco NV NPV                                                  702           81
Electrabel NPV                                              2,928          696
Generale de Banque NPV                                      1,980          686
Groupe Bruxelles Lambert NPV                                  200           27
Kredietbank NPV                                             2,301          629
Petrofina SA NPV                                            1,330          407
Societe Generale de Belgique NPV                              356           30
Solvay SA NPV                                                 680          369
UCB Capital NV                                                330          439
                                                                        ------
                                                                         3,698
                                                                        ------
BRAZIL - 0.2%
Cesp Cia Energetic - ADS (a)                                3,600           30
Compania Energetica de Minas Gerais (a)                   279,032            6
Eletrobras (centrais) NPV                                 655,618          178
Sider Nacional Cia NPV                                  3,980,000           82
Telecomunicacoes Brasileiras - ADR                         15,624          752
Telecomunicacoes Brasileiras NPV                        3,421,000          132
Usinas Siderurgicas de Minas - ADR                          3,738           30
                                                                        ------
                                                                         1,210
                                                                        ------
CANADA - 0.6%
Abitibi-Price, Inc.                                         4,200           60
Air Canada, Inc. (a)                                       11,600           39
Alcan Aluminum, Ltd.                                        9,140          283
Bank of Nova Scotia Halifax                                    77            2
Barrick Gold Corp.                                         22,300          588
BCE, Inc. NPV                                               1,100           38
Brascan, Ltd. Class A                                       5,900          104
CAE, Inc.                                                   6,100           46
Canadian Imperial Bank of Commerce                          9,900          295
CCL Industries, Inc. Class B                                7,400           62
Cominco, Ltd.                                              11,900          244
Domtar, Inc. NPV (a)                                       14,000          109
Imperial Oil, Ltd. New                                     12,000          434
Laidlaw, Inc. Class B                                       8,200           83
MacMillan Bloedel, Ltd.                                     6,520           81
Moore Corp., Ltd.                                           4,600           86
National Bank of Canada                                    10,100           82
Noranda, Inc.                                               4,300           89
Placer Dome, Inc.                                          24,800          598
Royal Bank of Canada                                        4,000           91
Teck Corp. Class B                                         13,400          261
Transalta Corp.                                             8,000           86
United Dominion Industries, Ltd.                            1,100           24
                                                                        ------
                                                                         3,785
                                                                        ------
CHILE - 0.1%
Administradora de Fondos de
  Pensiones Provida SA - ADR                                1,208           33
Chile Fund, Inc.                                            7,134          186
Chilectra SA - ADR                                          2,570          124
Chilgener SA - ADR                                          4,052          101
Compania de Telefonos (Chile) SA - ADR                      1,704          141
Enersis SA - ADR                                            2,619           75
                                                                        ------
                                                                           660
                                                                        ------
CHINA - 0.1%
Huaneng Power International, Inc.
  - ADR Seires N (a)                                       24,100          346
Yizheng Chemical Fibre Series H                           555,000          125
                                                                        ------
                                                                           471
                                                                        ------
DENMARK - 0.6%
Bang & Olufsen Holding Series B                            10,000          308
Carlsberg AS Series B                                       5,000          279
Coloplast AS Class B (Regd)                                 3,500          309
Den Danske Bank                                             5,625          388
ISS International Series B                                  7,000          158
Novo Nordisk AS Class B                                    11,278        1,544
Sophus Berendsen Class B                                    2,100          236
Tele Danmark AS Series B                                    6,500          355
Unidanmark Class A (Regd)                                   2,600          129
                                                                        ------
                                                                         3,706
                                                                        ------
FINLAND - 0.5%
America Group Class A                                      21,500          335
Cultor Oy Series I                                          1,900           79
Kemira Oy (a)                                               5,000           42
Kymmene Corp.                                              10,000          264
Merita, Ltd. Series A (a)                                 164,667          416
Metsa Serla OY Class B                                      8,000          246
Nokia AB Series A                                          11,244          442
Nokia AB Series K                                           7,000          277


56 International Securities Fund


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
Outokumpu OY Class A                                       24,200       $  384
Partek AB OY                                                8,900          102
Rautaruukki OY                                             50,000          305
Repola OY                                                   1,000           19
Stockmann OY AB Series B                                    1,200           63
Valmet Corp. Class A                                        6,500          163
                                                                        ------
                                                                         3,137
                                                                        ------
FRANCE - 6.0%
Accor SA                                                    2,440          315
Alcatel Alsthom                                            17,352        1,496
Assurances Generales de France                              4,256          142
AXA                                                        15,589        1,051
Banque Nationale Paris                                     40,919        1,846
Boiron                                                      1,700          166
Bouygues                                                    3,921          395
CarnaudMetalbox                                               600           27
Carrefour SA                                                2,964        1,798
Castorama Dubois                                            3,540          580
Cetelem                                                     1,100          206
Chargeurs SA                                                1,730          347
Christian Dior                                              5,500          593
Cie de St. Gobain                                           7,922          864
Cie de Suez                                                21,673          894
Cie Finance Paribas Class A (BR)                           11,374          624
Clarins                                                     2,628          250
Compagnie Bancaire SA                                         898          100
Credit Commercial de France                                 7,800          398
Credit Local de France                                      6,167          494
Credit Lyonnais Cert d'Invest. (a)                          7,200          346
Credit National                                             1,683          124
D.M.C. Dollfuss-Mieg                                        6,450          263
Eaux (cie Generale)                                        35,135        3,508
Ecco STE                                                    2,357          357
Erid Beghin-Say                                             1,815          311
Essilor Internationale                                        950          182
Groupe Danone                                               2,971          490
GTM - Entrepose                                             1,900          133
Guilbert SA                                                 1,189          140
Havas                                                       2,400          190
L'Air Liquide                                               2,524          418
L'Oreal (Societe)                                             556          149
Lafarge Corp. SA (BR)                                      10,021          646
Lagardere Groupe (Regd)                                     9,500          175
Lapeyre (BR)                                                3,750          187
Legrand                                                     1,450          224
LVMH Moet-Hennessy                                          4,103          855
Michelin (Cie Gen) Class B (Regd)                          13,340          532
Moulinex (a)                                               35,000          479
Pechiney Cert d'Invest.                                     8,860          335
Pechiney International Class A (a)                          7,482          259
Peugeot SA                                                  3,365          444
Pinault-Printemps Redoute SA                                2,433          485
Poliet                                                      3,350          272
Primagaz Cie                                                4,122          327
Primagaz Cie 1998 Warrants (a)                                190            2
Promodes                                                    1,500          353
Renault                                                     5,000          144
Rhone Poulenc SA Class A - ADR                              8,500          182
Roussel Uclaf                                                 530           90
S.G.E.                                                      2,113           46
Saint Louis                                                   175           46
Sanofi                                                     11,357          728
Schneider SA                                                  590           20
SEITA                                                       8,500          308
SGS Thomson Microelectronics (a)                            5,800          222
Sidel SA                                                    3,650        1,137
Simco (a)                                                      62            5
Simco (Regd)                                                  764           73
Societe Generale                                           17,846        2,205
Societe Nationale Elf d'Aquitaine                          10,365          764
Sodexho                                                       660          194
Synthelabo                                                  6,500          407
Thomson-CSF                                                13,699          305
Total Co. SA Class B                                       44,007        2,970
TV Francaise (TFI)                                          9,212          988
Union des Assurances Federales                              2,000          239
Union Financiere de France Banque SA                        1,500          125
Usinor Sacilor (a)                                         67,400          891
Valeo                                                       8,239          382
Worms & Cie (Regd)                                          2,450          116
                                                                        ------
                                                                        37,359
                                                                        ------
GERMANY - 5.2%
Allianz AG 1998 Warrants (a)                                5,500          338
Allianz AG Holdings                                           351          684
Altana AG                                                     262          153
AVA ALG Handels VB                                          1,190          403
Bankgesell Berlin                                           3,050          777
BASF AG                                                     2,700          601
Bayer AG                                                   12,170        3,211
Bayer Motoren Werk                                            400          205
Bayerische Hypotheken - und
  Wechsel Bank AG                                          26,440          666
Bayerische Vereinsbank AG                                  35,000        1,039
Beiersdorf AG                                                 400          280


International Securities Fund  57


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
BHF - Bank AG                                              15,000       $  413
Bilfinger & Berger                                          1,161          439
Buderus AG                                                  1,093          425
Commerzbank AG                                              2,381          563
Continental AG                                             13,000          181
Daimler-Benz AG                                             8,704        4,381
Deutsche Bank AG                                           32,660        1,548
Deutsche Pfandbrief & Hypothekenbank AG                     4,800          186
Dresdner Bank AG                                           49,700        1,327
Gehe AG                                                     1,078          549
Gehe AG New (a)                                               405          201
Hoechst AG                                                  9,033        2,450
Hornback Baumarkt AG                                        1,135           49
M.A.N. AG                                                   1,000          270
Mannesmann AG                                               9,521        3,031
Muenchener Rueckversicherungs
  - Gesellschaft                                              460        1,000
Muenchener Rueckversicherungs
  - Gesellschaft New (a)                                       41           88
Praktiker Bau und Heimwerkemaerkte AG (a)                   2,084           64
Preussag AG                                                   550          154
Rheinmetall Berlin                                            100           14
Rhoen - Klinikum AG                                         3,860          382
RWE AG                                                      1,500          544
SAP AG                                                      1,500          233
Schering AG                                                 4,370          289
Siemens AG                                                  4,068        2,226
Thyssen AG (a)                                              1,600          291
VEBA AG                                                    31,070        1,319
VEBA International Finance 1998 Warrants (a)                2,700          425
Volkswagen AG                                               3,405        1,138
Wella AG 1996 Warrants (a)                                    300           15
                                                                       -------
                                                                        32,552
                                                                       -------

HONG KONG - 3.9%
Allied Properties, Ltd.                                   140,000           16
Amoy Properties, Ltd. (a)                                 100,500          100
Cathay Pacific Airways                                    223,000          340
Cheung Kong Holdings, Ltd.                                242,000        1,474
Citic Pacific, Ltd.                                       197,000          674
Cross Harbour Tunnel Co.                                   25,000           47
Dairy Farm International Holdings, Ltd.                   152,547          140
Dao Heng Bank Group, Ltd.                                  80,000          288
Dickson Concept International                              60,000           56
First Pacific Co.                                         472,399          525
Great Eagle Holdings                                       19,470           50
Guangdong Investment                                      348,000          209
Guangzhou Investment                                    1,300,000          249
Guoco Group, Ltd.                                          96,000          463
HSBC Holdings (UK Regd) PLC                                57,550          871
Hang Lung Development Co. (a)                              71,000          113
Hang Seng Bank                                            164,000        1,469
Harbour Centre Development                                  8,000            9
Henderson Investment, Ltd.                                 81,000           67
Hong Kong & China Gas Co., Ltd.                               576            1
Hong Kong & Shanghai Hotel                                 24,500           35
Hong Kong Aircraft Engineering                             14,800           38
Hong Kong Electric                                        230,000          754
Hong Kong Ferry                                            41,000           40
Hong Kong Land Holdings, Ltd.                             566,207        1,047
Hong Kong Telecommunications                              702,000        1,253
Hongkong China, Ltd.                                       48,000           14
Hopewell Holdings, Ltd.                                   265,547          153
Hutchison Whampoa, Ltd.                                   707,000        4,306
Hysan Development                                          35,000           93
Jardine International Motor                                52,000           59
Johnson Electric Holdings, Ltd.                           222,000          396
Kowloon Motor Bus                                          11,600           19
Kumagai Gumi Hong Kong                                     63,000           46
Lai Sun Development Co., Ltd.                             128,000           15
Lai Sun Garment International                              32,200           31
Lane, Crawford International Class A                       48,000           66
Liu Chong Hing Investment, Ltd.                            12,000           12
Maanshan Iron & Steel                                     506,000           71
Mandarin Oriental International, Ltd.                     377,898          457
National Mutual Asia                                       12,000           11
New Asia Realty & Trust Class A                            11,000           21
New World Development Co., Ltd.                           474,000        2,066
New World Infrastructure, Ltd. (a)                            346            1
Regal Hotels International                                673,906          159
San Miguel Brewery                                         51,600           22
Shanghai Petrochemical Class H                            724,800          209
Shaw Bros. (H.K.), Ltd.                                    10,000           11
Shun Tak Holdings, Ltd.                                    60,000           42
Sing Tao                                                  546,000          212
Sino Land Co.                                             319,056          248
South China Morning Post                                  128,000           78
Stelux Holdings International                             170,372           44
Sun Hung Kai & Co.                                         33,000            7
Sun Hung Kai Properties, Ltd.                             278,400        2,277
Swire Pacific, Ltd. Class A                               158,000        1,226
Swire Pacific, Ltd. Class B                                32,500           41
Tai Cheung Holdings                                        48,000           37
Television Broadcast                                      149,000          531
Wharf Holdings                                            329,442        1,097
Wheelock & Co.                                             76,000          130
Winsor Industrial Corp., Ltd.                              40,500           34
                                                                        ------
                                                                        24,570
                                                                        ------

INTERNATIONAL SECURITIES FUND  58

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
INDIA - 0.0%
Perusahaan Persero Telekom - ADR (a)                       11,000       $  278
                                                                        ------
                                                                           278
                                                                        ------
IRELAND - 0.1%
Allied Irish Banks                                         52,000          284
Irish Life PLC                                             20,000           76
Smurfit (Jefferson)                                        58,000          139
                                                                        ------
                                                                           499
                                                                        ------
ITALY - 2.7%
Assicurazioni Generali SPA                                 50,612        1,226
Banca Commerciale Italiana                                114,125          244
Banca Pop di Bergamo CV                                    19,800          274
Banco Commerciale Italiana di Risp                         37,000           77
Banco di Napoli di Risp (a)                               239,784           77
Banco di Roma (a)                                         207,750          211
Banco Fideuram SPA                                         77,525           90
Benetton Group SPA                                         16,400          195
Burgo (Cartiere) SPA                                       30,500          152
CIR Compagnie Industriali Riunite (a)                     174,500          116
CIR Compagnie Industriali Riunite di Risp (a)              60,500           21
Credito Italiano                                           32,500           38
Credito Italiano di Risp NC                                70,000           71
Danieli & Co.                                               3,000           19
Danieli & Co. di Risp NC                                   13,400           36
Danieli & Co. 1999 Warrants (a)                             3,350            2
Edison                                                    135,000          581
Editoriale La Repubblica SPA (a)                           85,000           76
Ente Nazionale Idrocarburi SPA (Regd)(a)                   39,000          136
Fiat SPA                                                  553,666        1,799
Fiat SPA di Risp NC                                        74,000          131
Fidis                                                      24,500           47
Finmeccanica SPA (a)                                      130,622           67
First Banco S. Paolo                                       42,000          249
I.M.I.                                                     77,040          485
Industria Macchine Automatiche SPA (a)                     25,000          168
Industrie Natuzzi SPA - ADR                                10,800          490
Istituto National Assicurazioni                           282,000          374
Italcementi                                                28,500          170
Italcementi di Risp NC                                      9,000           22
Italgas (Soc. Ital.)                                       41,000          125
La Rinascente                                              34,100          206
La Rinascente di Risp NC                                   12,000           34
Magneti Marelli SPA                                        17,500           21
Marzotto & Figli                                            4,000           24
Mondadori (Arnoldo) Editore                                43,306          375
Montedison SPA (Ferruzzi Agricola)(a)                     250,000          167
Montedison SPA di Risp
  (Ferruzzi Agricola) NC (a)                              500,000          296
Olivetti & Cie SPA (a)                                  3,869,494        3,102
Parmalat Finanziaria SPA                                   71,000           62
Pirelli & Co.                                              73,750           93
R.A.S.                                                      3,090           35
Saipem AG                                                  45,000          104
Sasib SPA                                                  43,255          191
Sasib SPA di Risp NC                                      102,147          250
Sirti SPA                                                  31,000          174
SME (Meridonale di)(a)                                     25,612           52
SNIA BPD (a)                                              130,000          108
SOPAF di Risp                                             172,500          137
Sorin Biomedica Group SPA                                   8,000           19
Stet                                                      118,330          335
Stet di Risp NC                                           176,600          360
Telecom Italia SPA                                        542,528          844
Telecom Italia di Risp                                    356,518          436
Telecom Italia Mobile SPA (a)                             942,895        1,659
Telecom Italia Mobile SPA - di Risp (a)                    31,100           33
Unicem di Risp (a)                                         10,460           56
                                                                       -------
                                                                        16,942
                                                                       -------
JAPAN - 32.8%
Achilles Corp.                                             60,000          231
Advantest                                                   2,000          102
Aisin Seiki Co., Ltd.                                      11,000          145
Ajinomoto Co., Inc.                                         3,000           33
Alps Electric Co.                                          31,000          357
Amada Co., Ltd.                                            66,000          652
Aoki Corp.                                                 67,000          281
Apic Yamada Corp.                                          13,000          516
Arabian Oil Co.                                             1,800           75
Asahi Bank                                                 70,000          881
Asahi Breweries                                             7,000           83
Bank of Yokohama                                           15,000          123
Banyu Pharmaceutical                                       11,000          135
Brother Industries                                        130,000          706
Canon Sales Co., Inc.                                       2,050           55
Canon, Inc.                                                46,000          833
Chiba Bank, Ltd.                                            8,000           72
Chugai Pharmaceutical Co.                                  75,000          718
Chugoku Bank                                               11,000          190
Chuo Trust & Banking                                       85,000          823
Citizen Watch Co., Ltd.                                    23,000          176
Cosmo Oil Co.                                             144,000          787
CSK Corp., Ltd.                                            10,500          328
Dai Ichi Kangyo Bank                                       75,000        1,475
Dai Ichi Pharmaceutical Co.                                42,000          598
Dai Nippon Printing, Ltd.                                  49,000          831
Dai Nippon Screen Manufacturing Co. (a)                    88,000          772
Daicel Chemical Industries                                 53,000          301




59  INTERNATIONAL SECURITIES FUND

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------


Daido Steel Co.                                            85,000       $  428
Daiei, Inc.                                               225,000        2,724
Daifuku Machinery Co.                                       9,000          127
Daikin Industries                                          94,000          920
Daikyo, Inc.                                                6,000           45
Daishi Bank                                                38,000          215
Daishinku Corp.                                            30,000          337
Daiwa Bank                                                247,000        1,998
Daiwa Danchi Co., Ltd. (a)                                 40,000          214
Daiwa House Industries Co.                                 48,000          790
Daiwa Kosho Lease Co. Ltd.                                 40,000          399
Daiwa Securities                                          211,000        3,229
DDI Corp.                                                     426        3,301
Dowa Mining Co.                                            40,000          193
East Japan Railway                                            435        2,115
Ebara Corp.                                                60,000          877
Eisai Co.                                                   3,000           53
Familymart, Co.                                             6,000          271
Fanuc Co.                                                  10,000          433
Fuji Denki Reiki                                           31,000          414
Fuji Electric Co.                                         150,000          763
Fuji Fire & Marine Insurance                               40,000          211
Fuji Heavy Industries (a)                                  10,000           39
Fuji Oil Co.                                               72,000          509
Fuji Photo Film Co.                                        35,000        1,010
Fujisawa Pharmaceutical                                    31,000          297
Fujita Corp.                                               43,000          194
Fujita Kanko, Inc.                                          3,000           66
Fujitsu Denso                                              18,000          579
Fujitsu, Ltd.                                             142,000        1,582
Fukui Bank1                                                35,000          719
Fukuyama Transporting Co.                                   9,000           85
Futaba Corp.                                               17,000          779
Gakken Co. (a)                                            196,000        1,291
General Sekiyu KK                                          12,000          110
Gunze Limited                                              12,000           73
Gunze Sangyo, Inc.                                         50,000          228
Hankyu Corp.                                               22,000          120
Hanwa Co. (a)                                              20,000           83
Haseko Corp.                                               49,000          198
Heiwa Corp.                                                20,000          521
Hitachi Cable                                              10,000           71
Hitachi Zosen Corp.                                        62,000          321
Hitachi, Ltd.                                             312,000        3,143
Hokkai Can Co.                                             50,000          342
Hokkaido Takushoku Bank, Ltd.                             250,000          741
Hokko Chemical Industries                                  50,000          271
Hokuetsu Bank                                              74,000          389
Honda Motor Co., Ltd.                                      89,000        1,836
Hoya Corp.                                                  2,000           69
Hyakugo Bank                                               70,000          400
Inax Corp.                                                 37,000          351
Intec, Inc.                                                37,000          631
Ishihara Sangyo (a)                                        24,000           78
Ishikawajima-Harima Heavy Industries                      195,000          822
Ishizuka Glass Co.                                         80,000          404
Ito-Yokado Co., Ltd.                                       32,000        1,971
Itochu Corp.                                               23,000          155
Itoham Foods                                               45,000          340
Izumiya Co.                                                 4,000           64
Japan Airport Terminal                                      4,000           48
Japan Aviation Electronics (a)                              5,000           36
Japan Energy Corp.                                         41,000          137
Japan Synthetic Rubber                                     30,000          182
Japan Tobacco, Inc.                                           110          954
Joshin Denki Co.                                            5,000           65
Juroku Bank                                                70,000          363
Kaken Pharmaceutical                                       60,000          540
Kamigumi Co.                                                5,000           48
Kaneka Corp.                                               11,000           69
Kanematsu Corp.                                           394,000        1,538
Kankaku Securities (a)                                     31,000          132
Kao Corp.                                                  87,000        1,079
Kawasaki Heavy Industries                                 327,000        1,504
Kawasaki Kisen (a)                                        120,000          381
Kawasho Corp. (a)                                         122,000          510
Keihin Electric Express                                    12,000           72
Keio Teito Electric Railway                                18,000          105
Keisei Electric Railway                                     7,000           59
Kinden Corp.                                                2,000           34
Kinki Nippon Railway                                       39,000          295
Kirin Brewery Co.                                          16,000          189
Kitz Corporation                                           80,000          326
Koa Fire & Marine                                          50,000          306
Koa Oil Company                                            40,000          348
Kokuyo Co., Ltd.                                           20,000          465
Komatsu Forklift Co., Ltd.                                 67,000          552
Komori Corp.                                               80,000        2,015
Koyo Seiko Co., Ltd.                                        4,000           36
Kumagai Gumi Co.                                          147,000          591
Kumiai Chemical Industry Co.                               45,000          258
Kurabo Industries                                         162,000          620
Kuraray Co., Ltd.                                          54,000          591
Kureha Chemical Industrial Co.                             45,000          211
Kyocera Corp.                                              31,000        2,303
Kyokuto Boeki                                              51,000          449
Kyowa Hakko Kogyo                                          36,000          340
Maeda Corp.                                                 9,000           88
Maeda Corp. 1997 Warrants (a)                                  85          125
Makita Corp.                                               28,000          447


INTERNATIONAL SECURITIES FUND  60

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------

Marubeni Corp.                                            142,000      $   769
Marudai Food Co.                                           15,000          108
Maruetsu, Inc.                                             25,000          203
Marui Co., Ltd.                                            64,000        1,333
Matsushita Electric Industrial Co., Ltd.                  190,000        3,092
Matsushita ElectricWorks                                    7,000           74
Matsuzakaya Co.                                            51,000          647
Mitsubishi Chemical                                       220,000        1,070
Mitsubishi Corp.                                           27,000          332
Mitsubishi Electric Corp.                                 100,000          720
Mitsubishi Estate Company, Ltd.                            34,000          425
Mitsubishi Gas & Chemical                                  39,000          176
Mitsubishi Heavy Industries                               118,000          941
Mitsubishi Kakoki                                          25,000          235
Mitsubishi Material                                        99,000          513
Mitsubishi Motors Corp.                                   100,000          815
Mitsubishi Oil Co.                                         22,000          195
Mitsubishi Paper Mills                                     30,000          180
Mitsubishi Trust & Banking                                112,000        1,866
Mitsubishi Warehouse                                        3,000           47
Mitsui & Co.                                              208,000        1,825
Mitsui Fudosan Co., Ltd.                                   88,000        1,082
Mitsui Mining & Smelting (a)                               70,000          281
Mitsui Petrochemical Industry                              58,000          475
Mitsui Soko Co.                                            22,000          176
Mitsui Toatsu Chemical                                    210,000          844
Mitsui Trust and Banking                                   16,000          175
Mizuno Corp.                                               60,000          520
Mochida Pharmaceutical Co.                                  2,000           28
Mori Seiki Co.                                              2,000           45
Murata Manufacturing Co.                                   23,000          846
Nagasakiya Co. (a)                                        110,000          472
Nagoya Railroad Co., Ltd.                                  21,000          106
Namco                                                      32,000        1,066
Nankai Electric Railway                                    12,000           81
National House Industrial                                  11,000          201
NEC Corp.                                                 493,000        6,016
New Oji Paper Co.                                          28,000          253
Nichido Fire & Marine                                     169,000        1,359
Nichiei Co., Ltd. of Kyoto                                 71,000          280
Nichimo Co. (a)                                           100,000          438
Nikko Securities Co., Ltd.                                 29,000          374
Nikon Corp.                                                77,000        1,044
Nippon Denso Co.                                           46,000          860
Nippon Express Co.                                         32,000          308
Nippon Hodo Co.                                            11,000          186
Nippon Oil Co.                                            212,000        1,331
Nippon Paper Industries                                    62,000          431
Nippon Road Co.                                            60,000          506
Nippon Sheet Glass                                        103,000          448
Nippon Steel Corp.                                      1,054,000        3,614
Nippon Suisan (a)                                         260,000        1,075
Nippon Telegraph & Telephone Corp.                            441        3,566
Nippon Zeon Co., Ltd. (a)                                  52,000          280
Nissan Motor Co., Ltd.                                    505,000        3,879
Nissan Shatai Co.                                          45,000          252
Nisshin Steel Co.                                          80,000          323
Nisshinbo Industries, Inc.                                 22,000          213
Nitto Denko Corp.                                          15,000          232
NKK Corp. (a)                                             104,000          280
Nomura Securities                                         214,000        4,663
NSK, Ltd.                                                  78,000          567
NTT Data Communications Systems Corp.                          68        2,285
Obayashi Corp.                                            166,000        1,318
Odakyu Electric Railway                                    18,000          123
Okamoto Industries, Inc.                                    7,000           45
Okamura Corp.                                              80,000          612
Ono Pharmaceutica                                          l8,000          308
Onoda Cement Co.                                            5,000           27
Osaka Gas Co.                                             165,000          571
Pioneer Electronics Corp.                                  88,000        1,611
Renown, Inc. (a)                                           56,000          195
Ricoh Co., Ltd.                                            40,000          438
Ryobi, Ltd.                                                13,000           67
Sagami Co.                                                 29,000          211
Sagami Railway Co.                                         11,000           48
Sakura Bank                                               150,000        1,903
Sanden Corp.                                               11,000           71
Sangetsu Co.                                                6,000          151
Sankyo Aluminum                                            35,000          187
Sankyo Co.                                                 32,000          719
Sankyo Seiko Co.                                           96,000          874
Sankyu, Inc.                                              180,000          744
Sanrio Co.                                                  1,000           12
Sanshin Electronics                                        40,000          674
Sanwa Bank                                                 78,000        1,586
Sanyo Electric Co., Ltd.                                   75,000          432
Sapporo Breweries                                           5,000           46
Secom Co.                                                   2,000          139
Sega Enterprises                                            3,800          210
Seibu Railway Co.                                           6,000          279
Seino Transportation                                       13,000          218
Sekisui Chemical Co., Ltd.                                 59,000          869
Sekisui House, Ltd.                                        89,000        1,138
Settsu Corp. (a)                                           39,000          123
Seven-Eleven Japan NPV                                      2,000          141
Sharp Corp.                                               292,000        4,666
Shikoku Electric Power                                     35,700          823


61  INTERNATIONAL SECURITIES FUND


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------

Shin-Etsu Chemical Co.                                     16,000      $   332
Shionogi & Co.                                              5,000           42
Shiseido Co., Ltd.                                          5,000           60
Showa Aircraft Industry                                     8,000           85
Showa Aluminium Co.                                        90,000          436
Showa Denko (a)                                           180,000          565
Showa Shell Sekiyu                                         37,300          312
Sintokogio                                                 62,000          540
Skylark Co.                                                 2,000           37
Snow Brand Milk                                            90,000          575
Sony Corp.                                                108,400        6,499
Sony Music Entertainment, Inc.                             16,000          837
Sumitomo Bakelite Co., Ltd.                                 9,000           71
Sumitomo Bank                                             168,000        3,563
Sumitomo Corp.                                            157,000        1,597
Sumitomo Electric Industries                               81,000          973
Sumitomo Forestry                                          84,000        1,285
Sumitomo Metal Industries, Ltd. (a)                       632,000        1,916
Sumitomo Realty & Development                             499,000        3,528
Sumitomo Rubber Industries                                 76,000          634
Sumitomo Sitix Corp.                                       56,000        1,020
Sumitomo Trust & Banking                                  119,000        1,683
Taisei Corp.                                               15,000          100
Taisho Pharmaceutical Co., Ltd.                             5,000           99
Takashimaya Co.                                            45,000          719
Takeda Chemical Industries                                 15,000          247
Tanabe Seiyaku Co.                                         42,000          302
TDK Corp.                                                  12,000          612
Teijin, Ltd.                                              182,000          931
Teikoku Oil                                                13,000           88
TOA Corp.                                                  25,000          184
Tobu Railway Co.                                           55,000          344
Toenec Corp.                                               22,000          196
Toho Co.                                                    1,300          208
Toho Gas Co.                                              100,000          323
Tohoku Electric Power                                      45,400        1,095
Tokio Marine & Fire                                       137,000        1,791
Tokyo Broadcasting                                         62,000        1,021
Tokyo Dome Corp.                                            3,000           51
Tokyo Electric Co., Ltd. (a)                              224,000        1,102
Tokyo Electronics                                           8,000          310
Tokyo Ohka Kogyo                                           44,700        1,299
Tokyo Steel Manufacturing                                  19,000          350
Tokyo Tatemono Co., Ltd.                                    7,000           33
Tokyotokeiba Co.                                            6,000           25
Tokyu Construction                                         28,000          135
Tokyu Corp.                                                27,000          191
Tokyu Land Corp.                                           68,000          296
Tomen Corp.                                               130,000          480
Tonen Corp.                                                21,000          307
Toppan Printing                                            30,000          395
Tostem Corp.                                                2,000           66
Toto, Ltd.                                                  3,000           42
Toyo Construction (a)                                     190,000        1,108
Toyo Engineering Co.                                        3,000           19
Toyo Trust & Banking                                       10,000           88
Toyota Motor Corp.                                        152,000        3,224
Tsubakimoto Chain                                          45,000          271
Uni-Charm Corp.                                            35,000          881
Victor Co. of Japan (a)                                    28,000          355
Wacoal Corp.                                               72,000          976
Yamaha Motor Co.                                          180,000        2,405
Yamaichi Securities Co.                                   127,000          988
Yamanouchi Pharmaceutica                                   l4,000           86
Yamato Transport                                           13,000          155
Yamazaki Baking Co., Ltd.                                  36,000          669
Yaskawa Electric Corp. (a)                                 70,000          330
Yasuda Fire & Marine
  Insurance Co., Ltd. (The)                               150,000        1,061
Yasuda Trust & Banking                                     55,000          325
Yokogawa Electric Co.                                      11,000          104
Yokohama Rubber Co.                                        80,000          484
Yurtec Corp.                                               11,000          193
Zexel Corporation                                          80,000          544
                                                                     ---------
                                                                       204,433
                                                                     ---------
MALAYSIA - 1.8%
Affin Holdings Berhad                                     297,000          573
Affin Holdings Berhad 1999 Warrants (a)                    85,000           56
Berjaya Sports                                            104,000          242
Carlsberg Brewery Malaysia Berhad                          35,000          164
Commerce Asset Holdings                                    97,000          489
Commerce Asset Holdings Rights (a)                         43,333          112
Genting Berhad                                             50,000          418
Highlands & Lowlands                                       22,000           35
Magnum CP Berhad                                            7,500           14
Malayan Banking Berhad                                        750            6
Malayan United Industries                                  33,000           27
MBF Capital Berhad                                        170,000          172
Multi Purpose Holding                                     258,000          378
New Straits Times                                         170,000          569
Petronas Gas Berhad (a)                                    65,000          221
Renong Berhad                                             716,000        1,060
Resorts World Berhad                                      302,000        1,617
Selangor Properties                                        21,000           20
Sime Darby Berhad (Resident Shares)                       425,800        1,132
Sime UEP Properties Berhad                                 80,000          116


62  INTERNATIONAL SECURITIES FUND


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------
Tan Chong Motor Holdings                                  484,000     $    478
Technical Resource Industries Berhad (a)                  262,000          774
Telekom Malaysia                                          156,000        1,216
United Engineers Berhad                                   178,000        1,135
                                                                      --------
                                                                        11,024
                                                                      --------
MEXICO - 0.4%

Cemex SA de CV Class B NPV                                 33,360          121
Cemex SA de CV NPV                                         67,657          222
Cifra SA de CV - ADR (a)                                  292,640          307
Compania Cervecerias Unidas SA - ADR                        2,702           62
Empresa Nacional de Electric - ADR                          7,939          181
Fomento Economico Mexicano
  SA de CV Series B NPV                                    56,047          126
Gruma SA Series B NPV (a)                                  25,169           71
Grupo Embotellador de Mexico (a)                           70,612          120
Grupo Financiero Banamex AC
  Series B NPV                                             76,168          128
Grupo Financiero Banamex AC
  Series L NPV                                                925            1
Grupo Financiero Bancomer
  Series C - GDS (a)                                          520            3
Grupo Industrial Maseca Series B NPV                      148,656           91
Grupo Modelo SA Series C                                   11,920           56
Grupo Sidek Series B NPV (a)                               47,520           21
Grupo Television SA de CV - GDR                             8,557          193
Kimberly-Clark, Mexico Class A NPV                          8,490          128
Pan American Beverage Class A                               4,754          152
Telefonos de Mexico SA Series L - ADR                      13,675          436
                                                                        ------
                                                                         2,419
                                                                        ------
NETHERLANDS - 3.5%

ABN AMRO Holdings NV                                       23,245        1,059
Ahold-NV                                                   14,396          588
AKZO Nobel NV                                               1,315          152
Boskalis Westminster CVA                                   14,128          202
CSM NV CVA                                                 12,404          541
DSM NV (BR)                                                 5,900          485
Elsevier NV                                               198,216        2,643
Fortis Amev NV                                              5,539          371
Hagemeyer NV                                                2,708          141
International Nederlanden CVA                              23,437        1,566
KNP BT (Kon) NV                                            12,700          326
Kon Ptt Nederland                                          21,354          776
Nedlloyd Groep NV                                          10,800          245
Nutricia Verenigde Bedrijven CVA                            2,354          190
Philips Electronics                                        15,600          564
Polygram                                                   18,353          974
Randstad Holdings NV                                        7,000          318
Royal Dutch Petroleum Co. (BR)                             35,587        4,972
Unilever NV CVA                                            10,900        1,532
Ver Ned Uitgevers                                           7,250          995
Wolters Kluwer CVA                                         37,058        3,506
                                                                      --------
                                                                        22,146
                                                                      --------
NEW ZEALAND - 0.4%

Air New Zealand Class B                                    95,440          325
Carter Holt Harvey                                        218,855          472
DB Group, Ltd. (a)                                         92,500           54
Fernz Corp.                                                 3,900           10
Fletcher Challenge, Ltd.                                  144,237          333
Fletcher Challenge, Ltd. (Forests Division)                80,275          114
Lion Nathan, Ltd.                                         217,156          518
Tasman Properties, Ltd. (a)                               915,005          395
Telecom Corp. of New Zealand                               51,600          223
Wrightson Limited                                         150,000          114
                                                                       -------
                                                                         2,558
                                                                       -------
NORWAY - 1.1%

Aker AS Series A                                            1,600           22
Aker AS Series B                                            1,700           21
Bergesen DY AS Series A                                     9,110          181
Bergesen DY AS Series B                                     2,600           51
Den Norske Creditbank AS                                   53,700          141
Det Norske Luftsfartsverk AS Series B                       3,100          137
Dyno Industrier AS                                          2,400           56
Elkem AS Series A                                           9,900          112
Hafslund Nycomed AS Series A                                5,828          152
Hafslund Nycomed AS Series B                               14,810          375
Kvaerner Industries AS                                      7,110          251
Kvaerner Industries AS Series B                             1,750           59
NCL Holdings AS (a)                                         5,428            4
Norsk Hydro AS                                             68,354        2,871
Norske Skogindustrier AS Class A                            1,400           41
Olav Thon Eiendomsselskap AS                               18,300          303
Orkla AS New                                               15,861          789
Orkla AS Series B Free                                        700           33
Saga Petroleum AS Series A                                  1,900           25
Saga Petroleum AS Series B                                  6,610           82
Schibsted AS                                               50,100          680
Simrad AS Class B                                          11,200          124
Unitor AS                                                   1,900           26
Veidekke AS                                                 8,100          164
                                                                      --------
                                                                         6,700
                                                                      --------

INTERNATIONAL SECURITIES FUND  63


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------

PHILIPPINES - 0.0%

Enron Global Power & Pipelines L.L.C.                       1,849    $      46
                                                                     ---------
                                                                            46
                                                                     ---------
PORTUGAL - 0.1%

Jeronimo Martins                                            6,796          377
                                                                     ---------
                                                                           377
                                                                     ---------
SINGAPORE - 2.4%

Chuan HUP Holdings, Ltd.                                  136,000          123
City Developments                                         229,000        1,668
DBS Land                                                   76,000          257
Development Bank (Alien Market)                           100,000        1,244
Far East Levingston                                        16,000           75
First Capital Corp.                                        89,000          247
Fraser & Neave                                             78,000          993
Hai Sun Hup Group                                         155,000          104
Haw Par Brothers International, Ltd.                      105,300          225
Hotel Properties                                           66,000          102
Inchcape Berhad                                            33,000          106
Jardine Matheson Holdings, Ltd.                           112,003          767
Jardine Strategic Holdings, Ltd.                          388,361        1,188
Jardine Strategic Holdings, Ltd.
  1998 Warrants (a)                                        39,817           13
Jurong Shipyard                                            42,000          324
Keppel Corp.                                              136,000        1,211
Lum Chang Holdings                                         70,800           59
Metro Holdings, Ltd.                                       10,800           42
Natsteel, Ltd.                                             87,000          178
Neptune Orient Lines, Ltd.                                181,000          203
Overseas Chinese Banking (Alien Market)                    48,333          605
Overseas Union Bank (Alien Market)                         61,100          421
Overseas Union Enterprises                                 32,000          162
Prima, Ltd.                                                 7,000           27
Robinson & Co., Ltd.                                       22,000           92
Sembawang Shipyard                                         79,000          438
Shangri-La Hotel                                            6,000           23
Singapore Airlines, Ltd. (Alien Market)                    41,000          383
Singapore Land                                            117,000          757
Singapore Press Holdings (Alien Market)                    25,760          455
Straits Trading Co.                                       140,000          329
Times Publishing                                           39,000           90
Total Access Communication, Ltd. (a)                        7,000           46
United Industrial Corp., Ltd.                             690,000          678
United Overseas Bank, Ltd. (Alien Market)                  78,966          759
United Overseas Bank, Ltd. 1997 Warrants (a)               15,866           64
United Overseas Land                                      229,000          435
WBL Corp., Ltd.                                            22,000           51
                                                                      --------
                                                                        14,944
                                                                      --------
SOUTH KOREA - 0.3%

Bank of Seoul                                              13,000          113
Hanil Bank                                                 11,000          118
Kookmin Bank                                                5,700          105
Kookmin Bank New (a)                                        2,117           38
Korea Electric Power Corp.                                  8,700          345
Pohang Iron & Steel                                         4,810          314
Samsung Electronics Co. (a)                                   678          119
Samsung Electronics Co. - GDR (a)                             325           28
Samsung Electronics Co. - GDS (a)                           7,020          410
Samsung Electronics Co. New (a)                                48            9
Samsung Electronics, Ltd.                                   1,250          227
Yukong, Ltd.                                                3,571          123
Yukong, Ltd. New (a)                                          356           12
                                                                     ---------
                                                                         1,961
                                                                     ---------
SPAIN - 2.8%

Argentaria                                                 10,500          433
Asturiana Del Zinc (a)                                      4,586           37
Aumar (Aut Del Mar)                                         8,480          111
Banco Bilbao Vizcaya                                       18,436          664
Banco Central Hispano
  Americano SA (Regd)                                      46,700          947
Banco de Santander SA (Regd)                               57,094        2,867
Banco Exterior Espana                                       3,200           86
Banco Intercontinental (Regd)                               6,375          620
Banco Pastor SA                                             3,000          158
Banco Popular Espanol (Regd)                                5,247          968
Banco Zaragozano (Regd)                                     6,200          102
Bodegas Y Bebidas Series III (BR)                           2,875           74
Centros Commerciales Pryca                                 39,100          820
Conserva Campofrio SA                                         950           32
Cristale Espanola (BR)(a)                                   3,789          212
Cubiertas Y Mzov                                              543           30
Dragados Y Construcciones SA                                4,100           54
Ebro Agricolas                                             29,240          306
Empresa Nacional de Celulosas                              11,900          193
Empresa Nacional de Electricidad                           17,797        1,008
Fab Autom Renault                                           1,700           28
Fom Construction Y Contra                                   3,155          242
Fuerzas Electricat Series A                                59,521          424
Gas Natural SDG SA                                          2,081          324
Grupo Anaya SA                                              2,200           48
Iberdrola SA                                              176,672        1,617
Koipe SA                                                    1,212           71
Obrascon SA                                                 8,000           97
Prosegur Compania (Regd)                                    8,000          199
Repsol SA                                                  27,786          911
Sevillana de Electrica                                     38,366          298




64  INTERNATIONAL SECURITIES FUND


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------

Sociedad General Azucarera
  de Espana SA de CV                                       12,271      $   431
Tabacalera SA Series A (Regd)                              20,569          780
Tableros de Fibras Series B                                18,834          208
Telefonica de Espana                                       97,827        1,355
Union Electrica Fenosa                                     26,500          159
Uralita                                                    17,750          161
Vallehermoso SA                                             4,266           79
Viscofan Envoltura                                         20,000          237
                                                                      --------
                                                                        17,391
                                                                      --------
SWEDEN - 3.0%

Asea AB Series A                                             2,560         249
Astra AB Series A                                          146,180       5,835
Astra AB Series B                                           48,890       1,937
Atlas Copco AB Series B                                     14,740         222
Avesta-Sheffield                                            24,500         216
BT Industries AB (a)                                        30,000         330
Electrolux AB Series B                                       8,840         363
Esselte AB Series B Free                                     3,090          46
Foreninsbanken Kredit AB Series A (a)                      161,000         456
Hennes & Mauritz AB Series B                                 7,500         418
Hoganas AB B Shares                                         14,000         409
Hufvudstaden Fast Series A                                   6,600          48
Incentive AB Series B Free                                   8,000         349
Investor AB Series A Free                                    1,500          49
Investor AB Series B Free                                   12,000         396
Kinnevik Investment Series B                                23,500         734
Mo Och Domsjo AB Series B                                      800          34
Munksjo AB                                                  40,900         268
OM Gruppen AB (a)                                           36,000         542
Sandvik AB Series B                                         15,050         264
Scribona AB Series B Free                                    3,060          33
Skand Enskilda Barken Series A                             334,420       2,770
Skanska AB Series B Free                                     4,900         168
SKF AB Series A Free                                        14,000         265
SKF AB Series B Free                                         1,800          34
Stadshypotek AB Series A                                    10,000         200
Stora Kopparbergs Series B                                  12,350         148
Svenska Celluosa Series B Free                              17,000         264
Svenska Handelsbank Series A                                 8,900         185
Telefonaktiebolaget Ericsson (LM)
   Series B                                                 54,560       1,068
Trelleborg AB Series B Free                                 39,800         429
Volvo AB Series B                                           11,050         226
                                                                     ---------
                                                                        18,955
                                                                     ---------
SWITZERLAND - 3.8%

Baer Holdings AG (BR)                                          210         234
Baloise Holdings (Regd)                                         95         198
BBC Brown Boveri (BR)                                        1,009       1,172
Bil GT Gruppe AG                                               370         218
Ciba Geigy AG (BR)                                              50          44
Ciba Geigy AG (Regd)                                         1,996       1,757
CS Holdings (Regd)                                          17,740       1,819
Fischer (Georg) AG (BR)                                        495         644
Helvetia Schweizerische Vericherungs
  - Gesellschaft (Regd)                                        200         104
Hilti AG                                                       175         140
Holderbank Financiere Glarus AG (BR)                           390         299
Nestle SA (Regd)                                             2,025       2,240
Phoenix Mecano (BR)                                            500         251
Richemont Series A (BR)                                        200         300
Roche Holdings Genusscheine AG NPV                             519       4,106
Sandoz AG (Regd)                                             1,734       1,587
Sarna Kunststoff Holdings AG (Regd)                            100         108
Schweiz Bankgesellsch (BR)                                   1,402       1,519
Schweiz Bankverein (BR)                                      3,897       1,591
Schweiz Bankverein (Regd)                                    1,501         306
Schweiz Ruckversicher (Regd)                                 1,057       1,230
SGS Holding (BR)                                               450         893
SGS Holding (Regd)                                             200          68
SMH AG Neuenburg (BR)                                          196         117
SMH AG Neuenburg (Regd)                                      3,700         484
Swissair (Regd)(a)                                             180         131
Winterthur (BR)                                                160         114
Winterthur (Regd)                                              560         396
Zurich Versicherungsgesellschaft (Regd)                      5,525       1,652
                                                                     ---------
                                                                        23,722
                                                                     ---------
THAILAND - 0.2%

Advanced Information Services
  (Alien Market)                                            11,600         203
Bangkok Bank (Alien Market)                                 21,500         261
Bank of Ayudhya Public Co., Ltd.
  (Alien Market)                                            23,300         131
Land & House (Alien Market)                                  5,000          82
Siam Cement Co. (Alien Market)                               2,100         116
Siam Commercial Bank (Alien Market)                         17,000         224
Thai Farmers Bank (Alien Market)                            13,900         140
                                                                     ---------
                                                                         1,157
                                                                     ---------
UNITED KINGDOM - 15.2%

Abbey National PLC                                          89,000         879
Airtours PLC                                               120,000         681


INTERNATIONAL SECURITIES FUND  65


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                           Number       Market
                                                             of          Value
                                                           Shares        (000)
                                                           ------       ------


Allied Colloids PLC                                        175,000    $     362
Amersham International PLC                                  10,000          138
Amstrad PLC                                                 37,637          115
Argos PLC                                                   58,000          537
Argyll Group PLC                                           353,341        1,866
ASDA-MFI Group PLC                                       1,023,220        1,764
Associated British Ports PLC                                95,000          427
B.A.T. Industries PLC                                      196,724        1,732
BAA PLC                                                     18,000          136
Barclays Bank PLC                                          130,000        1,490
Barratt Development PLC                                     11,800           45
BASS PLC                                                   101,399        1,132
Berisford PLC                                                9,000           29
BICC PLC                                                    55,000          235
BOC Group PLC                                               26,000          364
Boots Co. PLC                                               13,985          127
British & Commonwealth
  Shipping PLC (a)(d)                                       23,000            0
British Aerospace PLC                                      114,246        1,412
British Gas PLC                                            176,600          697
British Land Co. PLC                                        13,871           82
British Petroleum Co. PLC                                  687,133        5,736
British Telecommunications PLC                             230,560        1,264
BTR PLC                                                    217,525        1,108
Bunzl PLC                                                   17,041           53
Burton Group PLC                                           144,093          301
Cable & Wireless PLC                                       149,000        1,067
Cadbury Schweppes PLC                                      416,518        3,438
Caradon PLC                                                222,916          677
Carlton Communications PLC                                   2,160           32
Charter PLC (Regd)                                           5,079           68
Chubb Security PLC                                          95,000          470
Coats Viyella PLC                                           48,000          130
Compass Group PLC                                           37,000          282
Costain Group PLC (a)                                      113,766          125
Cowie Group PLC                                             97,812          437
Dalgety PLC                                                 70,000          441
Dixon Group PLC                                             21,661          149
E D & F Man Group PLC                                      110,000          237
East Midlands Electricity PLC                               35,080          363
Electrocomponents PLC                                       23,000          128
English China Clay PLC                                      24,724          122
First Leisure Corp. PLC                                     85,000          503
Forte PLC                                                  318,044        1,632
General Electric Co. PLC                                   160,508          882
GKN PLC                                                      9,000          109
Glaxo Wellcome PLC                                         477,198        6,781
Glynwed International PLC                                   64,700          321
Granada Group PLC                                          104,000        1,042
Grand Metropolitan PLC                                     216,010        1,555
Great Portland Estates PLC                                  89,882          243
Great University Stores PLC                                  9,596          102
Greenalls Group PLC                                         28,360          260
Guardian Royal Exchange PLC                                161,600          693
Guinness PLC                                               163,900        1,205
HSBC Holdings PLC                                           43,000          671
Hammerson Property PLC                                     100,953          553
Hanson PLC                                                 271,000          808
Heywood Williams Group PLC                                  21,041           81
Hillsdown Holdings PLC                                     229,695          606
Huntingdon International Holdings
  PLC - ADR (a)                                             92,000          506
Imperial Chemical Industries PLC                            94,314        1,117
Inchcape PLC                                                62,200          241
Invesco PLC                                                219,000          862
Kingfisher PLC                                             161,142        1,356
Ladbroke Group, Ltd. PLC                                   280,076          637
Laing (John) PLC Class A NV                                 43,000          184
LASMO PLC                                                  116,270          314
London Clubs International                                  80,000          524
London Electricity PLC                                      58,637          522
London International Group PLC                              28,074           56
Lonrho PLC                                                 163,205          446
Manchester United PLC                                      100,000          301
Marks & Spencer PLC                                         82,122          574
MEPC PLC                                                    78,540          481
MFI Furniture Group PLC                                    107,800          268
Midlands Electric PLC                                       13,339          157
National Grid Group PLC (a)                                113,216          350
National Power PLC                                          95,638          668
National Westminster Bank PLC                              201,000        2,024
Northern Foods PLC                                          21,658           58
Ocean Group PLC                                              8,900           54
Pearson PLC                                                 51,000          494
Pen & Orient DFD PLC                                       105,693          781
Pilkington Brothers PLC                                    158,273          497
Pilkington PLC New (a)                                      39,568          124
Polly Peck International
  Holdings PLC (a)(d)                                      200,054            0
Powergen PLC                                                23,987          198
Provident Financial PLC                                     36,000          458
Racal Electronics PLC                                      191,000          844
Rank Organisation PLC                                       72,500          525
Reckitt & Colman PLC                                        56,357          624
Redland PLC                                                 36,199          218
Reed International PLC                                      87,940        1,340
Reuter's Holdings PLC                                       71,981          659
Rexam PLC                                                   44,000          242

66  INTERNATIONAL SECURITIES FUND

INTERNATIONAL SECURITIES FUND

December 31, 1995


                                                    NUMBER           MARKET
                                                      OF             VALUE
                                                    SHARES           (000)
                                                 -----------       --------
Rolls-Royce PLC                                      169,037       $    494
Royal Bank of Scotland Group PLC                      91,000            828
RTZ Corp. PLC (Regd)                                  97,500          1,417
Sainsbury (J.) PLC                                   132,278            806
Scottish Hydro-Electric PLC                           48,000            268
Scottish Power PLC                                     6,333             36
Sears PLC                                            460,281            743
Securicor Group PLC Class A                            4,238             58
Shell Transportation & Trading
  PLC (Regd)                                         149,700          1,980
Smith & Nephew PLC                                    72,735            211
Smith (David S.) Holdings PLC                         65,500            289
SmithKline Beecham PLC Class A                       126,901          1,399
SmithKline Beecham/BEC Units PLC                     245,565          2,677
South West Water PLC                                  64,500            520
Spring Ram Corp. PLC                                  23,222              9
Stagecoach Holdings PLC                              115,000            634
Standard Chartered Bank Group PLC                     55,000            468
Storehouse PLC                                        47,149            245
Sun Alliance Group PLC                                62,000            360
T & N PLC                                            140,648            354
Tarmac, Ltd. PLC                                     602,336            964
Taylor Woodrow PLC                                   490,722            895
Tesco Store Holdings PLC                             135,029            623
Thorn EMI PLC                                         18,743            441
Tomkins PLC                                          294,500          1,287
Trafalgar House PLC (a)                              313,616            135
Trinity Holdings PLC                                  80,000            441
TSB Group PLC (a)                                    148,720            766
Unilever PLC                                          26,346            541
United Biscuits PLC                                  109,028            433
United Newspaper, Ltd. PLC                            70,200            604
Vendome PLC                                           53,000            483
Vickers, Ltd. PLC                                     87,000            343
Vodafone Group PLC                                   885,800          3,178
Welsh Water PLC                                       31,250            376
Whitbread & Co. PLC                                   35,238            372
Willis Corroon Group PLC                              69,000            151
Wimpey (George), Ltd. PLC                             39,047             87
Wolseley PLC                                           1,179              8
WPP Group PLC                                        215,000            548
Yorkshire Electricity PLC                             35,900            372
Zeneca Group PLC                                      15,000            290
                                                                    -------
                                                                     94,763
                                                                    -------

TOTAL COMMON STOCKS
(cost $521,606)                                                     577,326
                                                                    -------
CONVERTIBLE PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
Trafalgar House PLC (a)                              215,000            184
                                                                    -------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $380)                                                             184
                                                                    -------

PREFERRED STOCKS - 1.0%
AUSTRALIA - 0.2%
News Corp., Ltd.                                      71,764            336
Sydney Harbour Casino Holdings, Ltd. (a)             569,968            720
                                                                    -------

                                                                      1,056
                                                                    -------

AUSTRIA - 0.0%
Bau Holdings AG                                        1,500             56
Creditanstalt Bankverein                               2,053            106
Z Landerbank Bank Austria AG                           1,039             50
                                                                    -------
                                                                        212
                                                                    -------

BRAZIL - 0.2%
Banco Bradesco SA NPV                             26,884,742            235
Banco Itau SA (Regd)                                 253,000             71
Brahma (cia Cervej) NPV                              379,465            156
Brasmotor SA NPV                                     445,000             88
CEMIG SA                                           4,389,910             97
Cim Port Itau (Cia)                                  313,600             75
Coteminas (Cia Tec) NPV                              312,000            104
Lojas Americanas NPV                               4,389,000            103
Petrol Brasileiros NPV                               713,990             61
Telec SP Telesp NPV                                  881,356            130
Telecomunicacoes Brasileiras NPV                      94,858              5
Uniao de Bancos Brasileiros NPV                    2,307,000             90
Usiminas Uni Sd Mg NPV                           154,000,000            125
                                                                    -------
                                                                      1,340
                                                                    -------

FRANCE - 0.0%
Legrand                                                1,250            125
                                                                    -------
                                                                        125
                                                                    -------

GERMANY - 0.5%
Bayer Motoren Werk                                       600            217
Fielmann AG                                            1,250             65
GEA AG                                                   460            141
Henkel                                                   460            173
Hornbach Holding AG                                    2,150            187
Jungheinrich                                             900            128
Krones AG NV                                           1,147            455


                                                            International Securities Fund 67


INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                    NUMBER           MARKET
                                                      OF             VALUE
                                                    SHARES           (000)
                                                 -----------       --------
Lufthansa AG NV                                        1,200       $    156
Porsche AG (a)                                           700            365
SAP AG                                                 3,650            552
Volkswagen AG NV                                         200             48
Wella AG                                                 550            296
                                                                    -------
                                                                      2,783
                                                                    -------

ITALY - 0.1%
Autostrade Conc. SPA                                 140,000            153
Fiat SPA (Priv)                                      196,000            358
                                                                    -------
                                                                        511
                                                                    -------

NETHERLANDS - 0.0%
International Nederlanden CVA                          2,274             12
                                                                    -------
                                                                         12
                                                                    -------

TOTAL PREFERRED STOCKS
(cost $6,149)                                                         6,039
                                                                    -------



                                            PRINCIPAL
                                             AMOUNT
                                              (000)
                                            ---------
LONG-TERM INVESTMENTS - 0.9%
BELGIUM - 0.0%
Kredietbank (conv.)
   5.750% due 12/31/03                      BEF   1,125                 45
                                                                   -------
                                                                        45
                                                                   -------

FRANCE - 0.0%
Michelin (Cie Gle)(conv.)
   2.500% due 01/01/01                      FRF     191                103
                                                                   -------
                                                                       103
                                                                   -------

ITALY - 0.0%
Danieli & Co. (conv.)
   7.250% due 01/01/00                      ITL  20,100            $    11
                                                                   -------
                                                                        11
                                                                   -------

JAPAN - 0.8%
Bank of Tokyo - Cayman Finance, Ltd.
   (Perpetual Maturity)
   4.250% due 03/31/49                      JPY 270,000              3,609
Hitachi, Ltd. (conv.)
   2.700% due 03/31/97                           40,000                496
Izumiya Co. (conv.)
   0.800% due 08/31/99                      $    45,000            $   510
Yamanouchi Pharmacutical (conv.)
   1.250% due 03/31/14                           20,000                223
                                                                   -------
                                                                     4,838
                                                                   -------

SWITZERLAND - 0.1%
Sandoz Capital (conv.)
   1.250% due 10/23/02                      CHF     650                636
                                                                   -------
                                                                       636
                                                                   -------

TOTAL LONG-TERM INVESTMENTS
(cost $5,009)                                                        5,633
                                                                   -------

SHORT-TERM INVESTMENTS - 3.8%
UNITED STATES - 3.8%
Frank Russell Investment Company
   Money Market Fund, due on demand (b)     $    23,702             23,702
                                                                   -------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,702)                                                      23,702
                                                                   -------

TOTAL INVESTMENTS
(identified cost $556,846)(c) - 98.3%                              612,884

OTHER ASSETS AND LIABILITIES,

NET - 1.7%                                                          10,505
                                                                   -------

NET ASSETS - 100.0%                                               $623,389
                                                                  --------
                                                                  --------


(a) Nonincome-producing security.

(b) At cost, which approximates market.

(c) At December 31, 1995, the cost for federal income tax purposes was $560,781 and net unrealized appreciation for all securities was $52,103. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $86,491 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $34,388.

(d) Securities are currently undergoing bankruptcy proceedings and present negligible market value.

68 International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1995

                                                              UNREALIZED
                                              NUMBER         APPRECIATION
                                                OF          (DEPRECIATION)
                                             CONTRACTS           (000)
                                             ---------      --------------
FUTURES CONTRACTS
(Notes 2 and 3)

All-Ordinaries Index
  Futures Contracts (Australia)
  expiration date 03/96                             14      $          (1)
CAC - 40 Index
  Futures Contracts (France)
  expiration date 03/96                             16                 17
DAX - 30 Index
  Futures Contracts (Germany)
  expiration date 03/96                             10                (19)
FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 03/96                             35                 47
Hang Seng Index
  Futures Contracts (Hong Kong)
  expiration date 03/96                             11                 13
TOPIX Index
  Futures Contracts (Japan)
  expiration date 03/96                             70                374
                                                             -------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (***)                                  $         431
                                                             -------------
                                                             -------------


(***) At December 31, 1995, United States Treasury Notes, due 12/31/95, valued at $4,000 were held as collateral by the custodian in connection with futures contracts purchased by the Fund. The settlement amount of these matured notes is included in Receivable for Investments Sold on the Statement of Assets and Liabilities.


                                                     % OF         MARKET
                                                      NET         VALUE
   INDUSTRY DIVERSIFICATION                         ASSESTS       (000)
----------------------------------                  -------     ----------
Basic Industries                                        8.2%    $   51,001
Capital Goods                                           8.6         53,389
Consumer Basics                                        11.9         73,895
Consumer Durable Goods                                  6.8         42,498
Consumer Non-Durables                                   6.4         39,922
Consumer Services                                       2.3         14,120
Energy                                                  4.9         30,821
Finance                                                18.1        112,909
General Business                                        5.5         34,100
Miscellaneous                                           6.6         40,903
Shelter                                                 3.2         20,046
Technology                                              3.7         23,243
Transportation                                          1.4          9,064
Utilities                                               6.0         37,638
Long-Term Investments                                   0.9          5,633
Short-Term Investments                                  3.8         23,702
                                                    -------     ----------
Total Investments                                      98.3        612,884
Other Assets and Liabilities, Net                       1.7         10,505
                                                    -------     ----------
NET ASSETS                                            100.0%    $  623,389
                                                    -------     ----------
                                                    -------     ----------



                                                     % OF         MARKET
                                                      NET         VALUE
GEOGRAPHIC DIVERSIFICATION                           ASSETS       (000)
-----------------------------------                 -------     ----------
Japan                                                  33.6%    $  209,271
Europe                                                 31.1        194,222
United Kingdom                                         15.2         94,947
Pacific Basin                                          12.8         79,982
Latin America                                           1.1          6,697
Other                                                   0.7          4,063
Short-Term Investments                                  3.8         23,702
                                                    -------     ----------

Total Investments                                      98.3        612,884
Other Assets and Liabilities, Net                       1.7         10,505
                                                    -------     ----------
NET ASSETS                                            100.0%    $  623,389
                                                    -------     ----------
                                                    -------     ----------



       The accompanying notes are an integral part of the financial statements.

                                               International Securities Fund 69

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified cost
   $556,845,725)(Note 2).....................................      $ 612,884,179
  Foreign currency holdings (identified cost $5,587,801).....          5,842,125
  Forward foreign currency exchange contracts
   (cost $51,586,378)(Notes 2 and 6).........................         51,447,417
  Foreign currency exchange spot contracts
   (cost $1,036,258)(Notes 2 and 6)..........................          1,036,146
  Receivables:,
    Dividends and interest...................................          1,143,724
    Investments sold.........................................          5,303,391
    Fund shares sold.........................................          2,133,300
    Foreign taxes recoverable................................            765,738
  Short-term investments held as collateral for
   securities loaned, at market (Note 3).....................          3,673,642
                                                                   -------------
                                                                     684,229,662

LIABILITIES
  Payables:
    Investments purchased.........................    $ 3,914,079
    Fund shares redeemed..........................        407,267
    Accrued bookkeeping service fees (Note 4).....         17,420
    Accrued management fees (Note 4)..............        496,277
    Accrued transfer agent fees (Note 4)..........         45,956
    Other accrued expenses and payables...........        286,371
    Daily variation margin on futures contracts
     (Notes 2 and 3)..............................         19,052
  Forward foreign currency exchange contracts
   (cost $51,586,378)(Notes 2 and 6)..............     50,944,813
  Foreign currency exchange spot contracts
   (cost $1,036,258)(Notes 2 and 6)...............      1,036,242
  Collateral on securities loaned,
   at market (Note 3).............................      3,673,642     60,841,119
                                                      -----------  -------------
NET ASSETS...................................................      $ 623,388,543
                                                                   -------------
                                                                   -------------

NET ASSETS CONSIST OF:
  Accumulated distributions in excess of net investment income     $  (2,395,248)
  Accumulated net realized gain (loss).......................          4,758,770
  Unrealized appreciation (depreciation) on:
    Investments..............................................         56,038,454
    Futures contracts........................................            431,831
    Foreign currency-related transactions....................            503,437
  Shares of beneficial interest..............................            110,123
  Additional paid-in capital.................................        563,941,176
                                                                   -------------
NET ASSETS...................................................      $ 623,388,543
                                                                   -------------
                                                                   -------------

Net asset value, offering and redemption price per share
  ($623,388,543 divided by 11,012,306 shares of $.01 par value
  shares of beneficial interest outstanding).................             $56.61
                                                                   -------------
                                                                   -------------


    The accompanying notes are an integral part of the financial statements.

70 International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
 Dividends...................................................    $ 13,241,739
 Dividends from Money Market Fund (Note 5)...................       1,603,964
 Interest....................................................         494,290
 Less foreign taxes withheld.................................      (1,699,839)
                                                                 ------------
                                                                   13,640,154

Expenses (Notes 2 and 4):
 Management fees................................    $ 5,723,534
 Custodian fees.................................      1,520,293
 Transfer agent fees............................        333,651
 Bookkeeping service fees.......................        165,549
 Professional fees..............................         42,746
 Registration fees..............................         62,351
 Trustees' fees.................................          4,517
 Miscellaneous..................................         56,595
                                                   ------------

 Expenses before waivers........................      7,909,236
 Expenses waived by Manager.....................        (83,475)    7,825,761
                                                   ------------  ------------
Net investment income.........................................      5,814,393
                                                                 ------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments..................................................     23,860,138
 Futures contracts............................................        208,923
 Foreign currency-related transactions........................        260,551
Net change in unrealized appreciation or depreciation of:
 Investments..................................................     29,328,416
 Futures contracts............................................        431,831
 Foreign currency-related transactions........................        781,608
                                                                 ------------
Net gain (loss) on investments................................     54,871,467
                                                                 ------------
Net increase (decrease) in net assets resulting from operations  $ 60,685,860
                                                                 ------------
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

                                            International Securities Fund 71

INTERNATIONAL SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


                                                       1995           1994
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income..........................  $   5,814,393  $   3,738,629
 Net realized gain (loss) from:
   Investments..................................     23,860,138     59,472,591
   Futures contracts............................        208,923             --
   Foreign currency-related transactions........        260,551     (2,534,203)
 Net change in unrealized appreciation
  or depreciation of:
   Investments..................................     29,328,416    (41,059,424)
   Futures contracts............................        431,831             --
   Foreign currency-related transactions........        781,608       (958,114)
                                                  -------------  -------------

Net increase (decrease) in net assets
 resulting from operations......................     60,685,860     18,659,479

Distributions to shareholders:
 Net investment income..........................     (9,375,452)      (359,274)
 In excess of net investment income.............     (2,395,248)      (199,502)
 Net realized gain on investments...............    (18,007,535)   (61,808,165)
Increase (decrease) in net assets from fund
  Share transactions............................     29,147,560    152,558,729
                                                  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS...............     60,055,185    108,851,267
Net assets at beginning of year.................    563,333,358    454,482,091
                                                  -------------  -------------

NET ASSETS AT END OF YEAR
 (including accumulated distributions in excess
 of net investment income of $2,395,248
 and $199,502, respectively)....................  $ 623,388,543  $ 563,333,358
                                                  -------------  -------------
                                                  -------------  -------------



FUND SHARE TRANSACTIONS            1995                       1994
                          -------------------------  -------------------------
                           Shares        Amount       Shares        Amount
                          ----------  -------------  ----------  -------------
Fund shares sold........  3,789,941  $ 207,530,515   4,244,850  $ 257,139,963
Fund shares issued to
 shareholders in
 reinvestments of
 distributions..........    370,011     20,569,490     840,864     44,431,854
Fund shares redeemed.... (3,586,875)  (198,952,445) (2,488,621)  (149,013,088)
                         ----------  -------------  ----------  -------------
Net increase (decrease).    573,077  $  29,147,560   2,597,093  $ 152,558,729
                         ----------  -------------  ----------  -------------
                         ----------  -------------  ----------  -------------


    The accompanying notes are an integral part of the financial statements.

72 International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.


                                      1995     1994     1993     1992     1991
                                    -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR  $ 53.96  $ 57.95  $ 44.75  $ 49.15  $ 44.60
                                    -------  -------  -------  -------  -------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income............      .56      .44      .40      .61      .72
 Net realized and unrealized gain
  (loss) on investments (a).......     4.89     1.23    14.53    (4.02)    4.60
                                    -------  -------  -------  -------  -------

Total Income From
 Investment Operations............     5.45     1.67    14.93    (3.41)    5.32
                                    -------  -------  -------  -------  -------

LESS DISTRIBUTIONS:
 Net investment income............     (.88)    (.04)    (.38)    (.68)    (.76)
 In excess of net
  investment income...............     (.23)    (.02)    (.23)      --       --
 Net realized gain on investments.    (1.69)   (5.60)   (1.12)    (.31)    (.01)
                                    -------  -------  -------  -------  -------

 Total Distributions..............    (2.80)   (5.66)   (1.73)    (.99)    (.77)
                                    -------  -------  -------  -------  -------

NET ASSET VALUE, END OF YEAR......  $ 56.61  $ 53.96  $ 57.95  $ 44.75  $ 49.15
                                    -------  -------  -------  -------  -------
                                    -------  -------  -------  -------  -------

TOTAL RETURN (%)..................    10.20     4.86    33.48    (6.94)   11.99

RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to
  average net assets..............     1.30     1.30     1.38     1.45     1.49
 Operating expenses, gross,
  to average net assets...........     1.31     1.33     1.42     1.47     1.49
 Net investment income to
  average net assets..............      .97      .70      .82     1.37     1.68
 Portfolio turnover...............    42.96    72.23    60.22    48.93    52.46
 Net assets, end of year
  ($000 omitted)..................  623,389  563,333  454,482  262,886  243,065
 Per share amount of fees
   waived ($ omitted).............    .0080    .0178    .0161    .0054       --


(a) Provision for federal income tax for the year ended December 31, 1991 amounted to $.03 per share.

                                            International Securities Fund 73

INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                    [GRAPH]
                          GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31      INTERNATIONAL SECURITIES   MSCI EAFE**   LIPPER-C- INTERNATIONAL++
-----------------      ------------------------   -----------   -------------------------
Inception*                   $10,000               $10,000               $10,000
    1986                     $14,854               $16,994               $15,034
    1987                     $17,214               $21,231               $16,865
    1988                     $21,010               $27,301               $19,661
    1989                     $25,682               $30,249               $24,085
    1990                     $21,743               $23,233               $21,208
    1991                     $24,350               $26,136               $23,845
    1992                     $22,659               $23,039               $22,857
    1993                     $30,246               $30,629               $31,905
    1994                     $31,717               $33,097               $31,583
    1995                     $34,953               $36,921               $34,497


International Securities Fund

  PERIODS ENDED    GROWTH OF      TOTAL
    12/31/95        $10,000      RETURN
----------------- ----------- ------------
1 Year             $ 11,020      10.20%
5 Years            $ 16,075       9.95%***
10 Years           $ 34,953      13.33%***

MSCI EAFE Index

  PERIODS ENDED    GROWTH OF      TOTAL
    12/31/95        $10,000      RETURN
----------------- ----------- ------------
1 Year             $ 11,155      11.55%
5 Years            $ 15,892       9.71%***
10 Years           $ 36,921      13.95%***

Lipper-C- International Funds Average

  PERIODS ENDED    GROWTH OF      TOTAL
    12/31/95        $10,000      RETURN
----------------- ----------- ------------
1 Year             $ 10,923       9.23%
5 Years            $ 16,266      10.22%***
10 Years           $ 34,497      13.18%***


  *  Assumes initial investment on January 1, 1986.

** Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

  ++ Lipper-C- International Funds Average is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

INTERNATIONAL SECURITIES FUND returned 10.2% for 1995, trailing the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index return of 11.6%. The portfolio was managed in a manner consistent with its objective to provide favorable total return with reduced volatility using a multi-style, multi-manager strategy. The Fund offers a high degree of diversification among countries and currencies, which typically results in a low correlation with US equities and reduced portfolio volatility.

Non-US markets lagged the US market by a wide margin in most cases during 1995. The Swiss market was the one notable exception, with a return of over 42%, including a 14% appreciation of the Swiss franc over the dollar. Japan was the weakest market, down over 1% for the year, as it continued to struggle with an economic recession and banking sector woes. The Fund was underweighted in Swiss stocks for most of 1995 and also underweighted in large Japanese banks late in the year. Both were factors in the Fund trailing the index. However, it was able to outperform the average manager, with the Lipper-Registered Trademark-International Funds Average up only 9.2%.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


74  International Securities Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                          PRINCIPAL          MARKET
                                           AMOUNT             VALUE
                                            (000)             (000)
                                          ---------         --------
LONG-TERM INVESTMENTS - 97.9%

ASSET-BACKED SECURITIES - 5.5%

Advanta Home Equity Loan Trust
    9.000% due 02/25/06                 $    107            $    111
Case Equipment Loan Trust
  Series 1995-B Class A3
    6.150% due 09/15/02                    2,500               2,526
Chevy Chase Auto Receivables Trust
  Series 1995-2 Class A
    5.800% due 06/15/02                      545                 546
Contimortgage Home Equity Loan
  Series 1994-3 Class A-4
    7.850% due 06/01/24                      714                 737
  Series 1994-4 Class A-6
    8.270% due 12/15/24                      551                 578
Contimortgage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1995-1 Class A2-A
    8.600% due 06/15/25                      350                 365
Daimler-Benz Auto Grantor Trust
  Series 1995-A Class A
    5.850% due 05/15/02                      346                 348
Discover Card Trust
  Series 1991 Class F-A
  7.850% due 11/21/00                        780                 820
  Series 1992-B Class A
    6.800% due 06/16/00                      635                 650
DR Structured Finance Corp.
  Series 1994-K1 Class A-1
    7.600% due 08/15/07                      616                 388
First Chicago Master Trust II
  Credit Card Certificates
  Series 1994-L
    7.150% due 04/15/01                    2,520               2,646
Green Tree Financial Corp.
    Series 1995-A Class A
      7.250% due 07/15/05                    556                 563
Lehman Pass-thru Securities, Inc.
    Series 1991-2 Class A-1
      8.000% due 03/20/99                     98                 101
Premier Auto Trust
    Series 1994-4 Class A-5
      6.650% due 08/15/00                  5,190               5,287
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992 Class A-3
     10.600% due 05/25/24 (c)                851                 861
  Series 1992-M2 Class A-4
     8.465% due 03/25/20                      35                  36
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-C1 Class D
    8.000% due 06/25/26                      476                 486
  Series 1994-C2 Class D
    8.000% due 04/25/25                      390                 398
  Series 1995-C1 Class C
    6.920% due 02/25/27 (c)                  350                 347
Sears Savings Bank
  Mortgage Pass-thru Certificate
  Series 1992-A Class A
    8.720% due 05/25/32 (c)                1,258               1,257
Standard Credit Card Master Trust I
  Series 1995-8 Class A
    6.700% due 09/07/02                    3,845               3,921
  Series 1995-10 Class A
    5.900% due 02/07/01                    1,475               1,489
  TMS Home Equity Loan Trust
  Series 1994-D  Class A-4
    8.750% due 01/15/21                      700                 757
Wal Mart Stores, Inc.
  Series 1994-B3
    8.800% due 12/30/14                      315                 374
World Omni Automobile Lease
  Securitization Trust
  Series 1995-A Class A
    6.050% due 11/25/01                    2,675               2,691
                                                             -------
                                                              28,283
                                                             -------
CORPORATE BONDS AND NOTES - 16.8%
American Brands, Inc.
    8.625% due 11/15/21                      420                 507
American Express Co.
    8.500% due 08/15/01                      255                 286
American General Finance Corp.
    8.250% due 01/15/98                      500                 525
    7.250% due 03/01/98                      455                 471
    8.500% due 08/15/98                      260                 278
AMR Corp.
    9.500% due 05/15/01                      150                 170
Analog Devices, Inc.
    6.625% due 03/01/00                      125                 127
Appalachian Power Co. (MTN)
    8.500% due 12/01/22                      395                 479
Aristar, Inc.
    6.300% due 07/15/00                    1,020               1,037


                                                       Diversified Bond Fund  75


DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995



                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
Associates Corp. of North America
    6.250% due 03/15/99                   $  1,010            $  1,026
AT&T Corp.
    8.625% due 12/01/31                        220                 256
Atlantic Richfield Co.
    9.125% due 08/01/31                        275                 361
AVCO Financial Services, Inc.
    7.250% due 07/15/99                        275                 288
    8.500% due 10/15/99                        405                 440
Bank of New York, Inc.
    7.875% due 11/15/02                        350                 385
Bank One, Columbus, Ohio
    7.375% due 12/01/02                        120                 127
BankAmerica Corp.
    6.850% due 03/01/03                        425                 442
Barnett Bank, Inc.
    6.900% due 09/01/05                        200                 208
Bear Stearns Co., Inc.
    6.750% due 08/15/00                        750                 771
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                        355                 446
BellSouth Telecommunications
    7.625% due 05/15/35                        255                 272
Beneficial Corp.
    8.400% due 05/15/08                      1,235               1,508
C.I.T. Group Holdings, Inc. (MTN)
    7.000% due 09/30/97                        970                 994
Case Corp.
    7.250% due 08/01/05                        330                 348
Caterpillar Financial Services (MTN)
    9.500% due 02/06/07                        420                 523
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                        170                 188
Champion International Corp.
    7.700% due 12/15/99                        530                 562
Chemical Banking Corp.
   10.375% due 03/15/99                        155                 174
   10.125% due 11/01/00                        200                 235
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                        230                 288
Chrysler Financial Corp.
    9.500% due 12/15/99                        275                 309
Citicorp
    9.500% due 02/01/02                        120                 140
    7.125% due 06/01/03                        390                 410
Coastal Corp.
   10.375% due 10/01/00                        120                 140
Coca-Cola Enterprises, Inc.
    8.500% due 02/01/22                        475                 569
Commercial Credit Group, Inc.
    5.750% due 07/15/00                        295                 293
    8.700% due 06/15/10                        380                 472
Commonwealth Edison Co.
  Series 85
    7.375% due 09/15/02                        945                 999
Connecticut Light & Power Co.
    7.875% due 10/01/24                        790                 911
Consolidated Natural Gas Co.
    8.625% due 12/01/11                        200                 211
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
    6.760% due 05/25/15                        499                 514
CoreStates Capital Corp.
    5.875% due 10/15/03                        205                 199
CSFB Finance Co., Ltd.
  Series 1995-A Class A
    7.000% due 11/15/05                        450                 449
Dayton Hudson Corp. (MTN)
    9.350% due 06/16/20                        295                 358
Discover Credit Corp. (MTN)
    8.350% due 04/27/99                        360                 384
Dole Food Co., Inc.
    6.750% due 07/15/00                        170                 172
Duke Power Co.
    7.000% due 07/01/33                        695                 703
Eaton Corp.
    7.000% due 04/01/11                        315                 314
Equitable Life Assurance Society
    6.950% due 12/01/05                        775                 786
    7.700% due 12/01/15                        800                 814
ERP Operating, L.P.
    8.500% due 05/15/99                        850                 901
Evans Whitycombe Trust
  Series 1994 Class A-1
    7.980% due 08/01/01                        600                 647
Federal Express Corp.
  Series 1993 Class B1
    6.680% due 01/01/08                        600                 602
First Chicago Corp.
    8.875% due 03/15/02                        505                 575
First Fidelity Bancorp
    9.625% due 08/15/99                        255                 287



76  Diversified Bond Fund


DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT               VALUE
                                            (000)               (000)
                                          ---------           --------

First Interstate Bancorp (MTN)
    9.375% due 01/23/02                   $    135            $    155
First Union Corp.
    6.550% due 10/15/35                      1,550               1,612
Fleet Financial Group, Inc.
    8.125% due 07/01/04                        525                 586
Ford Motor Credit Co.
    7.750% due 10/01/99                      1,505               1,598
Ford Motor Credit Co. (MTN) CMS Floater
    4.820% due 07/12/96 (c)                    325                 323
General Electric Capital Corp.
    8.300% due 09/20/09                        235                 281
General Motors Acceptance Corp.
    6.625% due 10/01/02                      1,550               1,593
General Motors Acceptance Corp. (MTN)
    8.650% due 04/11/96                      1,500               1,511
    8.000% due 12/05/96                      1,000               1,023
Georgia-Pacific Corp.
    7.375% due 12/01/25                        350                 349
Goldman Sachs Group, L.P.
    6.875% due 09/15/99                        675                 691
    6.375% due 06/15/00                        465                 470
    6.200% due 12/15/00                        425                 426
Hanson America, Inc. (conv.)
    2.390% due 03/01/01                        550                 457
Hertz Corp.
    7.000% due 04/15/01                        790                 826
    9.000% due 11/01/09                        230                 284
Household Finance Corp.
    6.375% due 06/30/00                      1,200               1,223
International Lease Finance Corp.
    5.750% due 01/15/99                        455                 456
ITT Financial Corp.
    7.400% due 11/15/25                        505                 530
ITT Financial Corp. New
    6.250% due 11/15/00                        340                 343
Liberty Mutual Insurance Co.
    8.200% due 05/04/07                        725                 805
    8.500% due 05/15/25                        500                 556
May Department Stores Co.
    9.875% due 12/01/02                        400                 483
Merry Land & Investment, Inc.
    7.250% due 06/15/05                        750                 772
Minnesota Mutual Life Insurance Co.
    8.250% due 09/15/25                        750                 817
Motorola, Inc.
    7.500% due 05/15/25                        325                 367
Nabisco, Inc.
    6.700% due 06/15/02                        260                 264
NationsBank Corp.
    6.625% due 01/15/98                        170                 173
New England Mutual Life Insurance Co.
    7.875% due 02/15/24                      1,550               1,601
New England Power Co. Series U
    8.000% due 08/01/22                        620                 674
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                        235                 277
News America Holdings, Inc.
    7.700% due 10/30/25                        975                 997
Noranda, Inc.
    8.625% due 07/15/02                         70                  79
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                        630                 710
Norwest Corp. (MTN)
    6.375% due 09/15/02                        575                 587
Norwest Financial, Inc.
    6.250% due 11/01/02                        525                 533
NWA Trust
   10.230% due 06/21/14                        732                 854
NYNEX Corp.
    9.550% due 05/01/10                        422                 495
Occidental Petroleum Corp.
   10.125% due 11/15/01                        210                 251
Occidental Petroleum Corp. (MTN)
    8.500% due 11/09/01                        245                 274
Ohio Edison Co. 1st Mortgage
    8.500% due 05/01/96                      1,000               1,008
Pennsylvania Power & Light Co.
    6.875% due 03/01/04                      1,000               1,044
Pennzoil Co.
   10.125% due 11/15/09                         85                 108
PepsiCo, Inc.
    7.625% due 12/18/98                        285                 301
Philip Morris Cos., Inc.
    8.875% due 07/01/96                      2,500               2,541
    8.750% due 06/01/01                        675                 756
Phillips Petroleum Co.
    9.375% due 02/15/11                        490                 613
Pitney Bowes Credit Corp.
    8.550% due 09/15/09                        460                 556
Praxair, Inc.
    6.850% due 06/15/05                        550                 571
Procter & Gamble Co.
    8.000% due 10/26/29                        145                 173



                                                       Diversified Bond Fund  77


DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------

Procter & Gamble Co.
  Sharing ESOP Series A
    9.360% due 01/01/21                   $    275            $    351
Ralston Purina Co.
    7.875% due 06/15/25                        565                 615
Republic New York Corp.
    9.750% due 12/01/00                        190                 220
    8.250% due 11/01/01                        150                 167
RJR Nabisco, Inc.
    8.625% due 12/01/02                        735                 766
Rockwell International Corp.
    8.875% due 09/15/99                        255                 282
Salomon, Inc.
    7.000% due 01/20/98                        600                 607
Salomon, Inc. (MTN)
    6.360% due 04/01/98                        700                 701
    6.125% due 05/15/98                         50                  50
    6.820% due 07/26/99                         75                  76
Seagram Co., Ltd.
    8.350% due 01/15/22                        220                 256
Shopping Center Associates
    6.750% due 01/15/04                        750                 748
SKW Real Estate, L.P. Class C
    7.450% due 04/15/03                        850                 853
Smith Barney Holdings, Inc.
   7.980% due 03/01/00                         925                 992
Southern California Edison Co.
  Series 1986-C
    8.625% due 04/15/19                        230                 242
System Energy Resources, Inc.
    6.000% due 04/01/98                        675                 676
Taubman Realty Group, L.P.
    8.000% due 06/15/99                        850                 891
Tenneco, Inc.
   10.000% due 03/15/08                        415                 534
Texaco Capital, Inc.
    9.750% due 03/15/20                        190                 260
    8.875% due 09/01/21                        220                 281
Texas Utilities Electric Co.
    9.500% due 08/01/99                        805                 888
Time Warner Entertainment Co., L.P.
    10.150% due 05/01/12                       350                 434
    8.375% due 03/15/23                        575                 619
    8.375% due 07/15/33                      1,975               2,108
Time Warner, Inc.
    6.835% due 08/15/00 (c)                    500                 503
    7.975% due 08/15/04                        300                 318
    8.110% due 08/15/06                        600                 639
    8.180% due 08/15/07                        600                 644
Transamerica Financial Corp.
    8.375% due 02/15/98                        210                 221
Transamerica Financial Corp. (MTN)
    8.900% due 02/15/96                        410                 411
    9.250% due 02/16/98                        500                 535
U.S. Bancorp of Oregon
    7.000% due 03/15/03                        470                 489
Union Carbide Chemicals & Plastics
    7.875% due 04/01/23                        590                 656
Union Oil Co. (MTN)
    9.400% due 02/15/11                        470                 590
United Airlines, Inc.
   10.250% due 07/15/21                      1,250               1,564
United Technologies Corp.
    8.750% due 03/01/21                        380                 474
US West Communications, Inc.
    7.250% due 10/15/35                        875                 911
Virginia Electric & Power Co.
    8.750% due 04/01/21                        200                 239
Wachovia Corp. New
    6.800% due 06/01/05                        305                 318
Wellsford Residential Property Trust
    9.375% due 02/01/02                        750                 841
Weyerhaeuser Co.
    8.500% due 01/15/25                        500                 615
Whirlpool Corp.
    9.000% due 03/01/03                        220                 256
    9.500% due 06/15/00                        250                 285
Wilmington Trust
   10.370% due 01/02/07                      1,964               2,305
                                                              --------
                                                                86,289
                                                              --------

EURODOLLAR BONDS - 0.2%
Euratom
    7.750% due 01/15/97                      1,200               1,228
                                                              --------
                                                                 1,228
                                                              --------
MORTGAGE-BACKED SECURITIES - 37.6%
American Southwest Financial Corp.
  Series G Class G-4 CMO
    12.250% due 11/01/14                       363                 410
Citicorp Mortgage Securities, Inc.
  Series 1992-1 Class A-5
    8.000% due 04/25/21                      2,689               2,713
Collateralized Mortgage Obligation
  Trust 56 Class B CMO
    9.985% due 12/01/18                        327                 357



78  Diversified Bond Fund



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
DLJ Mortgage Acceptance Corp.
 Series 1993 Class A-2 CMO
    7.650% due 09/18/03                   $  2,500            $  2,604
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                        850                 876
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group #17-0171  9.000% due 06/01/16          417                 441
  Group #17-0195  9.000% due 10/01/16          142                 150
  Group #17-0197  9.000% due 10/01/16           18                  19
  Group #17-0202  9.000% due 11/01/16          392                 414
  Group #17-0203  9.000% due 11/01/16          203                 215
  Group #18-1338  8.000% due 05/01/08          192                 199
  Group #18-2098  8.000% due 11/01/08           33                  35
  Group #18-2161  6.750% due 08/01/07          562                 565
  Group #18-6664  8.500% due 02/01/08          256                 267
  Group #21-7242  7.000% due 05/01/02          109                 111
  Group #26-0607 12.000% due 06/01/14          121                 137
  Group #28-4634  9.000% due 01/01/17           14                  14
  Group #30-0025 12.500% due 04/01/16          209                 239
  Group #30-8522 12.000% due 12/01/15          104                 119
  Group #50-1051  7.000% due 06/01/03          449                 458
  Group #A0-0690  9.000% due 02/01/20        1,122               1,192
  Group #C0-0140  9.000% due 07/01/22          396                 420
  Group #C0-0413  8.000% due 08/01/25           89                  92
  Group #D2-3334  8.500% due 09/01/22          145                 152
  Group #D2-3590  8.500% due 09/01/22           48                  50
  Group #D5-0323  7.000% due 04/01/24          733                 739
  Group #D5-1011  7.000% due 04/01/24          136                 137
  Group #D5-1373  7.000% due 04/01/24          147                 149
  Group #D5-1426  7.000% due 04/01/24           51                  51
  Group #D5-2246  7.000% due 04/01/24          367                 370
  Group #D6-0678  8.000% due 06/01/25          130                 135
  Group #D6-0679  8.000% due 06/01/25          308                 319
  Group #D6-2015  8.000% due 07/01/25        1,738               1,801
  Group #D6-2113  8.000% due 07/01/25          612                 634
  Group #E0-0318  7.500% due 06/01/09          359                 369
  Group #E0-0332  7.500% due 08/01/09          226                 233
  Group #E0-0339  7.500% due 09/01/09          402                 413
  Group #E0-0344  7.500% due 10/01/09          271                 279
  Group #E0-0353  7.500% due 12/01/09          919                 946
  Group #E2-0145  7.500% due 11/01/09 (c)      206                 212
  Group #E2-0153  8.000% due 01/01/10           91                  94
  Group #E5-6296  6.500% due 01/01/09          391                 393
  Group #E5-6562  6.500% due 02/01/09        1,106               1,112
  Group #E5-6737  6.500% due 02/01/09          247                 248
  Group #E5-6830  6.500% due 02/01/09          109                 110
  Group #E5-6953  6.500% due 02/01/09          122                 123
  Group #E5-9461  7.500% due 08/01/09          244                 251
  Group #E5-9610  7.500% due 08/01/09          231                 237
  Group #E5-9853  8.000% due 10/01/09          457                 473
  Group #G1-0329  7.500% due 02/01/10          243                 250
  Group #L7-0277  7.000% due 08/01/98           39                  40
  Group #M1-1780  7.000% due 04/01/97          165                 168
  Group #M1-3072  7.000% due 03/01/97          494                 502
  Group #M1-3104  7.000% due 03/01/97          310                 315
  Group #M1-4743  7.000% due 08/01/97           28                  28
  Pool  #D6-1022  8.000% due 06/01/25        1,925               1,995
  Pool  #D6-1023  8.000% due 06/01/25        1,839               1,906
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1053 Class G
    7.000% due 03/15/21                      2,000               2,036
Federal Home Loan Mortgage Corp.
    7.500% 7 Year TBA (b)                      280                 287
    6.500% 15 Year TBA (b)                   7,600               7,640
    7.000% 30 Year TBA (b)                  15,285              15,423
    7.500% 30 Year TBA (b)                  10,110              10,366
    8.000% 30 Year TBA (b)                   6,960               7,212
Federal National Mortgage Association
  Pool #030891  9.500% due 06/01/01             86                  90
  Pool #038842  8.000% due 07/01/10             44                  46
  Pool #042678  8.000% due 03/01/17            154                 160
  Pool #046939  8.000% due 05/01/17             58                  60
  Pool #047728  8.000% due 05/01/02             94                  97
  Pool #050377  9.500% due 12/01/05             66                  69
  Pool #050389  9.500% due 01/01/06            221                 232
  Pool #050621  7.000% due 08/01/99              6                   6
  Pool #050748  7.500% due 12/31/99            229                 234
  Pool #050752  7.000% due 05/01/00            119                 121
  Pool #050758  7.000% due 06/01/00             93                  94
  Pool #050765  7.000% due 07/01/23             95                  96
  Pool #050766  7.500% due 07/01/23            404                 414
  Pool #050989  7.000% due 02/01/09            137                 139
  Pool #052078  8.000% due 07/01/02            117                 122
  Pool #053718  8.000% due 08/01/17            128                 133
  Pool #054738  8.000% due 09/01/02             55                  57
  Pool #055397  8.000% due 07/01/17            395                 411
  Pool #057194  8.000% due 10/01/17            115                 120
  Pool #061217  8.000% due 05/01/03              3                   3
  Pool #061354  8.000% due 05/01/03            133                 138
  Pool #062502  8.000% due 06/01/03             52                  54
  Pool #063743  9.500% due 07/01/03            148                 156



                                                       Diversified Bond Fund  79



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------

  Pool #064518  9.500% due 08/01/02       $    196            $    206
  Pool #070607  8.000% due 07/01/02            455                 472
  Pool #070694  9.500% due 12/01/05            104                 110
  Pool #087274  8.000% due 08/01/04            384                 398
  Pool #103914  9.500% due 09/01/05             59                  63
  Pool #110503  8.000% due 01/01/17            175                 183
  Pool #120778  8.000% due 03/01/17             59                  62
  Pool #124542  7.000% due 11/01/99            474                 483
  Pool #124721  7.000% due 02/01/23            952                 962
  Pool #124748  6.500% due 03/01/00             80                  81
  Pool #125350  6.500% due 06/01/09          1,872               1,882
  Pool #127926  8.000% due 05/01/20             82                  86
  Pool #145536  8.000% due 06/01/03             47                  48
  Pool #157517  7.000% due 04/01/07            216                 220
  Pool #161640  7.500% due 12/01/22            236                 242
  Pool #183514  8.000% due 08/01/22             56                  58
  Pool #184344  7.500% due 10/01/22            189                 194
  Pool #187852 10.500% due 08/01/10             62                  68
  Pool #190506  6.500% due 12/01/08            319                 320
  Pool #190560  6.500% due 01/01/09            357                 358
  Pool #199710  7.000% due 05/01/00             35                  35
  Pool #204951  8.000% due 05/01/22            337                 351
  Pool #208747  7.000% due 05/01/00            230                 234
  Pool #210307  7.000% due 04/01/00            409                 416
  Pool #217364  8.000% due 01/01/22            583                 606
  Pool #224716  6.500% due 07/01/23            999                 989
  Pool #226836  7.000% due 09/25/08            235                 240
  Pool #229363  6.500% due 08/01/23             51                  50
  Pool #232574  6.500% due 08/01/08            499                 502
  Pool #233079  7.000% due 09/15/08             99                 101
  Pool #235711  7.000% due 11/25/23            162                 164
  Pool #236344  7.000% due 09/25/08            227                 231
  Pool #237598  7.500% due 05/01/24            199                 204
  Pool #238739  7.000% due 11/25/23            423                 426
  Pool #239057  7.000% due 09/01/23            309                 312
  Pool #240738  6.500% due 10/01/08            186                 187
  Pool #244286  7.000% due 05/01/24            168                 169
  Pool #244550  7.000% due 11/25/23            476                 481
  Pool #244970  7.000% due 11/25/23            456                 460
  Pool #245865  6.500% due 02/01/09            318                 319
  Pool #246599  7.000% due 11/25/23            155                 157
  Pool #248089  7.000% due 11/25/23            407                 410
  Pool #250030  7.000% due 05/01/24             28                  28
  Pool #250035  6.500% due 05/01/09             57                  57
  Pool #263037  6.500% due 05/01/09            391                 393
  Pool #265868  6.500% due 01/01/24            151                 150
  Pool #268936  6.500% due 01/01/24             48                  48
  Pool #270164  6.500% due 02/01/09            672                 676
  Pool #278623  8.500% due 08/01/24            440                 459
  Pool #279123  6.500% due 04/01/09            353                 355
  Pool #279585  7.500% due 04/01/24            418                 428
  Pool #280199  7.000% due 04/01/24             64                  64
  Pool #280256  7.000% due 05/01/24            379                 382
  Pool #280810  6.500% due 05/01/09            234                 235
  Pool #281940  6.500% due 05/01/09            387                 389
  Pool #282125  6.500% due 05/01/09             92                  92
  Pool #282300  6.500% due 04/01/09            756                 760
  Pool #282424  6.500% due 05/01/09            422                 424
  Pool #282833  7.000% due 06/01/09            190                 194
  Pool #283260  7.500% due 06/01/24            666                 682
  Pool #283947  7.500% due 06/01/24            164                 168
  Pool #284192  6.500% due 05/01/09            114                 114
  Pool #284451  6.500% due 05/01/09             57                  58
  Pool #284659  7.000% due 05/01/09            305                 311
  Pool #284690  7.000% due 06/01/09            293                 298
  Pool #285203  7.000% due 06/01/24            228                 230
  Pool #285280  7.000% due 06/01/24            411                 414
  Pool #286112  7.000% due 06/01/24          2,858               2,881
  Pool #286570  7.000% due 06/01/24            800                 806
  Pool #286829  7.000% due 06/01/24            339                 343
  Pool #287464  6.500% due 06/01/09            131                 132
  Pool #288772  8.500% due 11/01/24            285                 297
  Pool #288935  7.500% due 07/01/24            802                 822
  Pool #290876  7.500% due 07/01/24             50                  51
  Pool #292564  8.500% due 12/01/24            472                 493
  Pool #295473  7.500% due 09/01/24            168                 172
  Pool #296279  7.500% due 10/01/24            594                 608
  Pool #299256  8.500% due 12/01/24             90                  94
  Pool #303555  7.000% due 09/01/25          3,163               3,189
  Pool #307029  7.000% due 07/01/25            828                 835
  Pool #316681  7.000% due 07/01/25            751                 757
  Pool #316938  7.000% due 07/01/25            296                 298
  Pool #318203  7.000% due 08/01/25            780                 787
  Pool #318949  7.000% due 08/01/25            803                 809
  Pool #319622  7.000% due 08/01/25            654                 659
  Pool #319647  7.000% due 08/01/25            725                 731
  Pool #320080  7.000% due 08/01/25            310                 313
  Pool #320320  7.000% due 08/01/25            977                 985
  Pool #320333  7.000% due 08/01/25            128                 129
Federal National Mortgage Association
    7.500%  7 Year TBA (b)                   1,260               1,290
    7.000% 30 Year TBA (b)                   5,650               5,696



80  Diversified Bond Fund



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
Federal National Mortgage Association
  Interest Only Inverse Floater
  Series 1993-208 Class SA
    0.273% due 02/25/23 (c)               $ 56,427            $    511
  Principal Only Strip
    Zero Coupon due 10/25/21                   238                 190
    REMIC Trust Series 1992-G57 Class Z
    7.800% due 10/25/22                      4,750               4,907
    REMIC Trust Series 1992-G36 Class A
    7.000% due 04/25/15                        686                 694
Government National Mortgage Association
  Pool #008148  6.500% due 02/20/23 (c)      4,799               4,892
  Pool #008482  7.250% due 08/20/24 (c)      1,862               1,898
  Pool #008503  7.250% due 09/20/24 (c)      2,792               2,846
  Pool #146110  9.500% due 05/15/16             30                  33
  Pool #147480  9.500% due 03/15/16             53                  57
  Pool #149590  9.000% due 05/15/16             92                  98
  Pool #153267  9.500% due 04/15/16             21                  23
  Pool #154050  9.500% due 05/15/16             33                  35
  Pool #155749  8.500% due 06/15/16             46                  49
  Pool #156576  8.500% due 01/15/17            239                 253
  Pool #159956  9.000% due 06/15/16            403                 430
  Pool #161666  9.000% due 08/15/16             35                  37
  Pool #166178  8.500% due 07/15/16            237                 251
  Pool #168336  9.000% due 08/15/20            150                 160
  Pool #169824  9.000% due 11/15/16             72                  77
  Pool #170662  8.500% due 08/15/16            341                 361
  Pool #171553  9.000% due 07/15/16            526                 562
  Pool #171772  9.000% due 10/15/16            775                 827
  Pool #171776  9.000% due 11/15/16            185                 198
  Pool #172035  9.000% due 08/15/16            103                 110
  Pool #172723  8.500% due 07/15/16             71                  75
  Pool #172908  9.000% due 09/15/16             46                  49
  Pool #173049  9.000% due 07/15/16            348                 371
  Pool #174840  9.000% due 10/15/16             68                  73
  Pool #180290  8.500% due 11/15/16            603                 639
  Pool #182526  8.500% due 02/15/17            338                 358
  Pool #182616  9.000% due 06/15/17             44                  47
  Pool #182643  9.000% due 10/15/16              8                   8
  Pool #187956  9.000% due 11/15/16             26                  28
  Pool #190486  8.000% due 03/15/17            133                 140
  Pool #192748  8.500% due 08/15/17             69                  74
  Pool #192883  8.500% due 01/15/17            150                 159
  Pool #193242  8.500% due 01/15/17            138                 146
  Pool #193800  9.000% due 10/15/16            135                 144
  Pool #194001  8.500% due 02/15/17            349                 370
  Pool #196932  8.500% due 04/15/17             30                  32
  Pool #197268  8.500% due 05/15/17            177                 188
  Pool #199031  8.500% due 01/15/17            135                 143
  Pool #199531  8.500% due 02/15/17            341                 362
  Pool #202144  8.500% due 02/15/17            588                 623
  Pool #202883  8.500% due 03/15/17            169                 179
  Pool #204828  8.500% due 02/15/17              7                   7
  Pool #205426  8.500% due 02/15/17            153                 162
  Pool #208209  8.000% due 05/15/17             32                  33
  Pool #209198  8.500% due 03/15/17            266                 282
  Pool #209432  9.000% due 05/15/17            155                 165
  Pool #211127  8.500% due 03/15/17            320                 339
  Pool #211129  8.500% due 06/15/17             65                  69
  Pool #213365  8.000% due 04/15/17             29                  30
  Pool #216928  8.500% due 05/15/17            283                 299
  Pool #217536  8.500% due 05/15/17            104                 110
  Pool #220383  8.500% due 07/15/17            310                 329
  Pool #224505  9.000% due 07/15/17             43                  46
  Pool #225968  8.500% due 07/15/17             61                  65
  Pool #246616  9.000% due 04/15/18             19                  20
  Pool #290338 10.500% due 06/15/20             95                 106
  Pool #291365 10.500% due 07/15/20             38                  42
  Pool #295123 10.500% due 10/15/20             78                  87
  Pool #297999 10.500% due 12/15/20            182                 204
  Pool #299159 10.500% due 11/15/20            523                 585
  Pool #299881  9.000% due 04/15/21             20                  22
  Pool #301982 10.500% due 01/15/21            165                 185
  Pool #305463  9.000% due 04/15/21             15                  15
  Pool #330230  7.000% due 06/15/23             79                  80
  Pool #330867  7.000% due 11/15/22            325                 329
  Pool #335301  6.500% due 03/15/09            189                 191
  Pool #338250  7.000% due 11/15/22            527                 534
  Pool #340165  6.500% due 03/15/09             26                  26
  Pool #340376  7.000% due 05/15/23            505                 511
  Pool #343370  7.000% due 07/15/23            534                 541
  Pool #344510  7.000% due 09/15/23            364                 368
  Pool #345119  7.500% due 12/15/08            476                 493
  Pool #345170  7.000% due 08/15/23            512                 518
  Pool #345626  7.500% due 03/15/24            670                 690
  Pool #347721  6.500% due 06/15/09            269                 271
  Pool #350386  7.000% due 05/15/23            326                 330
  Pool #350934  7.000% due 08/15/23             91                  92
  Pool #351129  6.500% due 07/15/08            245                 247
  Pool #351553  7.000% due 10/15/23            479                 485
  Pool #351711  7.000% due 10/15/23            511                 517
  Pool #351923  7.500% due 06/15/23            654                 673
  Pool #352163  7.000% due 06/15/23            490                 497
  Pool #352474  7.000% due 06/15/23            528                 536
  Pool #354191  7.000% due 06/15/23            364                 369
  Pool #355637  7.000% due 07/15/23            348                 353



                                                       Diversified Bond Fund  81



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
  Pool #356469  7.000% due 07/15/23       $    345            $    349
  Pool #356697  7.000% due 08/15/23            371                 375
  Pool #356952  7.000% due 06/15/23          1,584               1,603
  Pool #357959  7.000% due 07/15/23            488                 494
  Pool #358499  7.000% due 07/15/23             38                  39
  Pool #358674  7.000% due 06/15/23             81                  82
  Pool #358801  7.500% due 06/15/23            837                 863
  Pool #359897  7.000% due 10/15/23             68                  69
  Pool #361279  7.000% due 12/15/23             37                  38
  Pool #362159  7.500% due 12/15/08            189                 196
  Pool #363681  7.000% due 11/15/23             73                  75
  Pool #363760  7.000% due 11/15/23             74                  75
  Pool #363909  7.500% due 05/15/24            634                 652
  Pool #364318  7.000% due 08/15/23            519                 525
  Pool #364400  7.000% due 11/15/23             63                  64
  Pool #364457  7.000% due 09/15/23            551                 557
  Pool #366328  7.000% due 09/15/23             76                  77
  Pool #366437  7.000% due 09/15/23             35                  36
  Pool #367124  7.000% due 10/15/23            483                 489
  Pool #367861  7.000% due 10/15/23            125                 127
  Pool #368988  6.500% due 03/15/09            232                 234
  Pool #370426  7.000% due 09/15/23            519                 526
  Pool #370890  7.000% due 11/15/23            295                 298
  Pool #370931  7.000% due 11/15/23            327                 331
  Pool #371539  7.000% due 10/15/23            294                 297
  Pool #371828  6.500% due 06/15/09            584                 590
  Pool #372782  6.500% due 01/15/09            579                 584
  Pool #373788  7.000% due 10/15/23             93                  95
  Pool #374508  7.000% due 10/15/23             66                  67
  Pool #376293  7.000% due 11/15/23             69                  69
  Pool #376535  9.000% due 06/15/24            352                 372
  Pool #381495  7.000% due 12/15/23             75                  76
  Pool #386652  9.000% due 01/15/25            619                 656
  Pool #389814  6.500% due 05/15/09            147                 148
  Pool #390393  6.500% due 03/15/09            209                 211
  Pool #390730  7.000% due 03/15/24             97                  99
  Pool #403980  9.000% due 10/15/24            744                 788
  Pool #404014  9.000% due 12/15/24            676                 716
  Pool #405801  9.000% due 11/15/24            790                 837
  Pool #412531  7.000% due 12/15/25            990               1,002
  Pool #413889  7.500% due 08/15/25            195                 201
  Pool #414123  7.500% due 08/15/25            459                 472
  Pool #415808  7.000% due 12/15/25            545                 551
  Pool #419251  9.000% due 11/15/25            355                 376
  Pool #780023  7.000% due 09/15/24          1,325               1,341
  Pool #818263  5.000% due 05/20/24 (c)      2,509               2,501
Government National Mortgage Association
    7.000% 15 Year TBA (b)                     290                 297
    6.500% 30 Year TBA (b)                   5,000               4,959
    7.000% 30 Year TBA (b)                   2,750               2,783
    8.000% 30 Year TBA (b)                   1,000               1,042
    8.500% 30 Year TBA (b)                   1,940               2,054
Mid-St Trust II
  Class A-3 CMO
    9.350% due 04/01/98                        573                 614
Morgan Stanley Mortgage Trust
  Class P-4 CMO
    7.850% due 08/20/18                         45                  45
PNC Mortgage Securities Corp.
  Series 1994-3 Class A-1
    7.500% due 06/18/10                        733                 734
Ryland Acceptance Corp. Four
  Series 88 Class E CMO
    7.950% due 01/01/19                      2,322               2,365
Thomson McKinnon Mortgage
  Assets Series 10 Class Z CMO
    9.100% due 06/20/19                      4,441               4,438
United States Department
  of Veteran Affairs REMIC
  Series 1992-1 Class 2-E
    7.750% due 03/15/16                        550                 575
                                                              --------
                                                               193,112
                                                              --------
NON-US BONDS - 1.2%
Canada, Government of
    8.750% due 12/01/05                 CAD  3,000               2,457
Germany, Republic of
    7.500% due 11/11/04                 DEM  5,000               3,839
                                                              --------
                                                                 6,296
                                                              --------
UNITED STATES GOVERNMENT
AGENCIES - 5.1%
Federal National Mortgage Association
    8.200% due 03/10/16                   $  2,310               2,788
Federal National Mortgage
  Association (MTN)
    7.640% due 06/16/04                      1,480               1,529
Government Backed Trust Certificates
  Class 1-C
    9.250% due 11/15/01                      8,305               9,226



82  Diversified Bond Fund



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
Government Backed Trust Certificates
  Series 2-E
    9.400% due 05/15/02 (c)              $   1,135            $  1,266
  Series T-3
    9.625% due 05/15/02 (c)                  4,955               5,512
Resolution Funding Corp.
    8.875% due 07/15/20                      3,155               4,182
    8.625% due 01/15/21                        880               1,144
    8.625% due 01/15/30                        390                 514
                                                              --------
                                                                26,161
                                                              --------
UNITED STATES GOVERNMENT
TREASURIES - 29.9%
United States Treasury Bonds
    10.750% due 08/15/05                     9,075              12,468
    12.750% due 11/15/10                     2,425               3,694
    13.875% due 05/15/11                     2,280               3,711
    7.500% due 11/15/16                      6,800               7,973
    8.750% due 05/15/17                      8,255              10,917
    8.875% due 08/15/17                        615                 824
    8.125% due 08/15/19                     11,550              14,522
    7.875% due 02/15/21                      3,965               4,883
    8.125% due 08/15/21                      2,845               3,601
    7.250% due 08/15/22                      1,990               2,302
    7.125% due 02/15/23                        250                 286
United States Treasury Notes
    4.375% due 11/15/96                      4,665               4,631
    6.750% due 02/28/97                      2,775               2,822
    6.875% due 02/28/97                      1,600               1,630
    6.500% due 05/15/97                      3,535               3,594
    8.500% due 05/15/97                      3,270               3,410
    6.500% due 08/15/97                     10,805              11,021
    8.750% due 10/15/97                        555                 588
    5.750% due 10/31/97                      2,795               2,822
    8.875% due 11/15/97                        955               1,016
    5.625% due 01/31/98                      1,235               1,245
    5.125% due 02/28/98                         40                  40
    5.125% due 03/31/98                      1,780               1,777
    5.375% due 05/31/98                      4,515               4,530
    5.125% due 06/30/98                      2,460               2,455
    8.250% due 07/15/98                      1,770               1,894
    5.250% due 07/31/98                      1,405               1,405
    5.125% due 11/30/98                      1,000                 997
    5.875% due 03/31/99                      2,595               2,641
    6.750% due 06/30/99                      1,325               1,385
    6.375% due 07/15/99                      1,295               1,342
    6.875% due 07/31/99                      1,750               1,837
    6.875% due 08/31/99                      1,600               1,682
    6.375% due 01/15/00                      1,275               1,324
    7.750% due 01/31/00                     12,750              13,850
    7.125% due 02/29/00                      5,795               6,169
    6.875% due 03/31/00                      5,000               5,286
    8.750% due 08/15/00                        795                 903
    6.250% due 02/15/03                      5,275               5,503
    5.750% due 08/15/03                        245                 248
United States Treasury
  Principal Only Strip
    Zero Coupon due 11/15/99                   200                 163
                                                              --------
                                                               153,391
                                                              --------
YANKEE BONDS - 1.6%
African Development Bank
    8.800% due 09/01/19                        295                 373
Alberta, Province of
    9.250% due 04/01/00                        160                 181
Asian Development Bank
    8.500% due 05/02/01                        180                 203
European Investment Bank
    10.125% due 10/01/00                       190                 224
Hydro Quebec
    9.710% due 12/24/97                      1,000               1,074
Inter-American Development Bank
    7.000% due 06/15/25                      1,025               1,091
Manitoba, Province of
    9.250% due 04/01/20                        200                 263
New Brunswick, Province of
    9.750% due 05/15/20                        190                 254
Newfoundland, Province of
    10.000% due 12/01/20                        90                 121
Nova Scotia, Province of
    9.125% due 05/01/21                        640                 796
Quebec, Province of
    7.500% due 07/15/23                        775                 812
    7.125% due 02/09/24                        705                 709
Saskatchewan, Province of
    8.000% due 07/15/04                      1,045               1,165
St. George Bank, Ltd.
    7.150% due 10/01/05                        775                 802
                                                              --------
                                                                 8,068
                                                              --------
TOTAL LONG-TERM INVESTMENTS
(cost $480,677)                                                502,828
                                                              --------



                                                       Diversified Bond Fund  83



DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                           NUMBER              MARKET
                                             OF                VALUE
                                           SHARES               (000)
                                          ---------           --------
OPTIONS PURCHASED - 0.2%
United States Treasury Notes
  Feb 96.5 Call (e)                          1,500*           $    841
                                                              --------

TOTAL OPTIONS PURCHASED
(cost $745)                                                        841
                                                              --------
PREFERRED STOCKS - 0.6%
Australia & New Zealand
  Banking Group, Ltd.                       23,500                 640
ConAgra Capital LC Series B (c)             13,000                 278
Credit Lyonnais Capital S.C.A. - ADR        15,700                 390
Lasalle National Corp. Series K             14,000                 735
Texaco Capital Series B                     15,600                 328
TIG Holdings, Inc.                           7,200                 768
                                                              --------
TOTAL PREFERRED STOCKS
(cost $3,197)                                                    3,139
                                                              --------
                                          PRINCIPAL            MARKET
                                           AMOUNT              VALUE
                                            (000)               (000)
                                          ---------           --------
SHORT-TERM INVESTMENTS - 11.8%
Federal Home Loan Mortgage Corp.
  Discount Notes (a)
    5.740% due 01/16/96                   $  2,750            $  2,744
Frank Russell Investment Company
  Money Market Fund due on demand (a)       58,140              58,140
                                                              --------
TOTAL SHORT-TERM INVESTMENTS
(cost $60,884)                                                  60,884
                                                              --------
TOTAL INVESTMENTS
(identified cost $545,503)(d) - 110.5%                         567,692

OTHER ASSETS AND LIABILITIES,
NET - (10.5%)                                                  (53,884)
                                                              --------
NET ASSETS - 100.0%                                           $513,808
                                                              --------
                                                              --------


(a) At cost, which approximates market.

(b) Forward commitment. See Note 2.

(c) Adjustable or floating rate security.

(d) At December 31, 1995, the cost for federal income tax purposes was $545,000 and net unrealized appreciation for all securities was $22,692. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,147 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,455.
(e) Nonincome-producing security.
*   Number of contracts.


        The accompanying notes are an integral part of the financial statements.



84  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified cost $545,502,660)(Note 2) . . . . . . . . . .  $567,692,373
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        58,224
  Forward foreign currency exchange contracts (cost $3,990,013)(Notes 2 and 6) . .     3,990,013
  Receivables:
    Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6,899,324
    Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . .     9,014,627
    Investments sold (delayed settlement). . . . . . . . . . . . . . . . . . . . .     3,810,937
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,491,635
                                                                                    ------------
                                                                                     594,957,133
LIABILITIES
  Payables:
    Investments purchased (regular settlement) . . . . . . . . . . .   $15,186,615
    Investments purchased (delayed settlement) . . . . . . . . . . .    61,620,975
    Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . .       159,046
    Accrued bookkeeping service fees (Note 4). . . . . . . . . . . .        10,439
    Accrued management fees (Note 4) . . . . . . . . . . . . . . . .       194,225
    Accrued transfer agent fees (Note 4) . . . . . . . . . . . . . .        37,154
    Other accrued expenses . . . . . . . . . . . . . . . . . . . . .        66,265
  Forward foreign currency exchange contracts
    (cost $3,990,013)(Notes 2 and 6) . . . . . . . . . . . . . . . .     3,874,042    81,148,761
                                                                       -----------  ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $513,808,372
                                                                                    ------------
                                                                                    ------------
NET ASSETS CONSIST OF:
  Undistributed net investment income . . . . . . . . . . . . . . . .               $     48,520
  Accumulated net realized gain (loss). . . . . . . . . . . . . . . .                (10,540,994)
  Unrealized appreciation (depreciation) on:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . .                 22,189,713
    Foreign currency-related transactions . . . . . . . . . . . . . .                    115,902
  Shares of beneficial interest . . . . . . . . . . . . . . . . . . .                    216,916
  Additional paid-in capital. . . . . . . . . . . . . . . . . . . . .                501,778,315
                                                                                    ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               $513,808,372
                                                                                    ------------
                                                                                    ------------
Net asset value, offering and redemption price per share
  ($513,808,372 divided by 21,691,574 shares of $.01 par value
  shares of beneficial interest outstanding). . . . . . . . . . . . .                  $23.69
                                                                                    ------------
                                                                                    ------------


        The accompanying notes are an integral part of the financial statements.


                                                       Diversified Bond Fund  85

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $34,382,350
  Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . .     2,704,342
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       278,510
                                                                        -----------
                                                                         37,365,202
Expenses (Notes 2 and 4):
  Management fees . . . . . . . . . . . . . . . . . . . .  $2,308,823
  Custodian fees. . . . . . . . . . . . . . . . . . . . .     313,176
  Transfer agent fees . . . . . . . . . . . . . . . . . .     240,755
  Bookkeeping service fees. . . . . . . . . . . . . . . .      56,280
  Professional fees . . . . . . . . . . . . . . . . . . .      28,282
  Registration fees . . . . . . . . . . . . . . . . . . .      61,072
  Trustees' fees. . . . . . . . . . . . . . . . . . . . .       4,501
  Miscellaneous . . . . . . . . . . . . . . . . . . . . .      35,709     3,048,598
                                                           ----------   -----------

Net investment income . . . . . . . . . . . . . . . . . . . . . . . .    34,316,604
                                                                        -----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4,954,837
  Foreign currency-related transactions . . . . . . . . . . . . . . .        84,358
Net change in unrealized appreciation or depreciation of:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44,675,270
  Foreign currency-related transactions . . . . . . . . . . . . . . .       115,902
                                                                        -----------

Net gain (loss) on investments. . . . . . . . . . . . . . . . . . . .    49,830,367
                                                                        -----------

Net increase (decrease) in net assets resulting from operations . . .   $84,146,971
                                                                        -----------
                                                                        -----------


        The accompanying notes are an integral part of the financial statements.



86  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                                           1995           1994
                                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 34,316,604  $ 33,198,214
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,954,837   (15,176,170)
    Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . .          84,358      (491,175)
  Net change in unrealized appreciation or depreciation of:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      44,675,270   (33,079,340)
    Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . .         115,902       (27,109)
                                                                                       ------------   -----------

Net increase (decrease) in net assets resulting from operations . . . . . . . . . .      84,146,971   (15,575,580)


Distributions to shareholders:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (34,786,410)  (32,359,732)
  In excess of net realized gain on investments . . . . . . . . . . . . . . . . . .              --      (182,259)
Increase (decrease) in net assets from Fund share transactions. . . . . . . . . . .     (60,866,783)   96,091,443
                                                                                       ------------   -----------

INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .     (11,506,222)   47,973,872
Net assets at beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . .     525,314,594   477,340,722
                                                                                       ------------   -----------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $48,520 and $268,550, respectively). . . . . . . . . . . . . . . . . . . . . .    $513,808,372  $525,314,594
                                                                                       ------------   -----------
                                                                                       ------------   -----------

FUND SHARE TRANSACTIONS
                                                                   1995                          1994
                                                        ---------------------------    --------------------------
                                                          SHARES          AMOUNT         SHARES         AMOUNT
                                                        -----------    ------------    ----------    ------------
Fund shares sold. . . . . . . . . . . . . . . . . . .     7,173,629    $163,517,029    10,821,598    $243,887,095
Fund shares issued to shareholders
  in reinvestments of distributions . . . . . . . . .       841,387      19,186,853       814,891      18,064,635
Fund shares redeemed. . . . . . . . . . . . . . . . .   (10,716,980)   (243,570,665)   (7,359,378)   (165,860,287)
                                                        -----------    ------------    ----------    ------------
Net increase (decrease) . . . . . . . . . . . . . . .    (2,701,964)   $(60,866,783)    4,277,111    $ 96,091,443
                                                        -----------    ------------    ----------    ------------
                                                        -----------    ------------    ----------    ------------




        The accompanying notes are an integral part of the financial statements.

                                                       Diversified Bond Fund  87

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                           1995        1994       1993        1992         1991
                                                                         -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . .   $ 21.53     $ 23.73     $ 23.49     $ 24.29     $ 22.81
                                                                         -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .      1.54        1.46        1.48        1.62        1.72
  Net realized and unrealized gain (loss) on investments . . . . . . .      2.18       (2.22)        .83        (.10)       1.61
                                                                         -------     -------     -------     -------     -------
  Total Income From Investment Operations. . . . . . . . . . . . . . .      3.72        (.76)       2.31        1.52        3.33
                                                                         -------     -------     -------     -------     -------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     (1.56)      (1.42)      (1.48)      (1.63)      (1.69)
  In excess of net investment  income. . . . . . . . . . . . . . . . .        --          --        (.01)         --          --
  Net realized gain on investments . . . . . . . . . . . . . . . . . .        --          --        (.58)       (.69)       (.16)
  In excess of net realized gain on investments. . . . . . . . . . . .        --        (.02)         --          --          --
                                                                         -------     -------     -------     -------     -------
  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . .     (1.56)      (1.44)      (2.07)      (2.32)      (1.85)
                                                                         -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . .   $ 23.69     $ 21.53     $ 23.73     $ 23.49     $ 24.29
                                                                         -------     -------     -------     -------     -------
                                                                         -------     -------     -------     -------     -------
TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .     17.76       (3.25)      10.02        6.57       15.29

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets . . . . . . . . . . .       .59         .56         .58         .62         .74
  Operating expenses, gross, to average net assets . . . . . . . . . .       .59         .56         .58         .67         .74
  Net investment income to average net assets. . . . . . . . . . . . .      6.69        6.57        6.13        6.79        7.38
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . .    135.85      153.21      177.74      228.37      130.96
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . .   513,808     525,315     477,341     412,394     344,081
  Per share amount of fees waived ($ omitted). . . . . . . . . . . . .        --          --          --       .0115          --


88  Diversified Bond Fund

DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                         [GRAPH]
             GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS                                                   LIPPER-C-
ENDED DECEMBER 31   DIVERSIFIED BOND   LB AGGREGATE **         INTERMEDIATE++
-----------------   -----------------  ---------------    ----------------------------
   *                   $ 10,000           $ 10,000                 $ 10,000
  1986                 $ 11,549           $ 11,526                 $ 11,366
  1987                 $ 11,694           $ 11,844                 $ 11,670
  1988                 $ 12,590           $ 12,779                 $ 12,481
  1989                 $ 14,167           $ 14,636                 $ 13,898
  1990                 $ 15,242           $ 15,947                 $ 14,881
  1991                 $ 17,573           $ 18,499                 $ 17,141
  1992                 $ 18,726           $ 19,869                 $ 18,297
  1993                 $ 20,602           $ 21,806                 $ 20,036
  1994                 $ 19,933           $ 21,170                 $ 19,367
  1995                 $ 23,473           $ 25,081                 $ 22,578



Diversified Bond Fund

PERIODS ENDED        GROWTH OF         TOTAL
   12/31/95          $10,000          RETURN
--------------     --------------  -------------
1 Year               $  11,776        17.76%
5 Years              $  15,400         9.01%***
10 Years             $  23,473         8.90%***

Lehman Brothers Aggregate Bond Index

PERIODS ENDED        GROWTH OF         TOTAL
  12/31/95           $10,000          RETURN
--------------     --------------  -------------
1 Year               $  11,848        18.48%
5 Years              $  15,727         9.48%***
10 Years             $  25,081         9.63%***

Lipper-C- Intermediate Investment Grade Debt Funds Average

PERIODS ENDED        GROWTH OF        TOTAL
12/31/95             $10,000         RETURN
--------------     --------------  -------------
1 Year               $  11,658        16.58%
5 Years              $  15,172         8.69%***
10 Years             $  22,578         8.48%***

*    Assumes initial investment on January 1, 1986.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

++ Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***  Annualized.

DIVERSIFIED BOND FUND returned 17.8% for 1995, trailing the Lehman Brothers Aggregate Bond Index return of 18.5%. The portfolio was managed in a manner consistent with its objective to reduce risk and provide exposure to multiple strategies for adding value by employing managers with separate and distinct assignments. The Fund seeks to provide investors a conservative vehicle to meet the traditional objectives of bond investing core fixed income exposure and diversification against equities.

While interest rates fell throughout 1995, bond investors experienced an eventful year. Bond markets reacted disapprovingly to the US budget impasse in Washington, but soon resumed their bullish form. By year end, investors bid the 30-year treasury bond yield down to 5.94%, a two-year low. For the year, the Fund trailed the index, largely due to the negative impact of falling interest rates on its mortgage-backed securities holdings. Duration was an important factor in returns for most of the year, with long maturity bonds up more than 30%. Fund managers added value in the corporate bond sector, which led other sectors for most of 1995. Although it lagged the index, the Fund's performance was nearly 120 basis points better than the Lipper-Registered Trademark-Intermediate Investment Grade Debt Funds Average.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.



                                                       Diversified Bond Fund  89

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS

DECEMBER 31, 1995

                                       PRINCIPAL         MARKET
                                         AMOUNT           VALUE
                                         (000)            (000)
                                       ---------        --------
LONG-TERM INVESTMENTS - 93.6%
ASSET-BACKED SECURITIES - 9.9%

Advanta Mortgage Loan Trust
 Series 1993-4 Class A-1
  7.270% due 06/25/08                  $   695          $   696
ALPS Pass-thru Trust
 Series 1994-1 Class A-2
  7.150% due 11/15/97 (c)                  416              422
Chase Manhattan Grantor Trust
 Series 1995-B Class A
  5.900% due 11/15/01                      967              972
Daimler-Benz Auto Grantor Trust
 Series 1995-A Class A
  5.850% due 05/15/02                    1,346            1,351
EQCC Home Equity Loan Trust
 Series 1993-4 Class A
  5.725% due 12/15/08                      101               98
Ford Credit Grantor Trust
 Series 1994-B Class A
  7.300% due 10/15/99                    1,183            1,205
 Series 1995-A Class A
  5.900% due 05/15/00                      832              835
Fund America Investors Corp. II
 Pass-thru Certificate
 Series 1993-F Class A-1
  5.400% due 09/25/09                      664              648
Green Tree Financial Corp.
 Series 1992-2 Class A-2
  7.050% due 01/15/18                       84               85
 Series 1994-1 Class A-1
  5.600% due 04/15/19                    1,013            1,012
 Series 1995-A Class A
  7.250% due 07/15/05                      378              383
 Series 1995-D Class A2
  6.250% due 09/15/25                    1,025            1,033
NationsBank Auto Grantor Trust
 Series 1995-A Class A
  5.850% due 06/15/02                    1,446            1,453
Nissan Auto Receivables Grantor Trust
 Series 1995-A Class A
  6.100% due 08/15/01                    2,250            2,269
Remodelers Home Improvement Loan
 Series 1995-3 Class A2
  6.800% due 12/20/07                      550              566
Resolution Trust Corp.
 Mortgage Pass-thru Certificates
 Series 1992-CHF Class B
  7.150% due 12/25/20                    1,123            1,135
 Series 1992-M2 Class A-4
  8.465% due 03/25/20                       44               44
 Series 1992-M3 Class A-1
  7.750% due 07/25/30                      171              174
SPNB Home Equity Loan
 Series 1991-1 Class B
  8.150% due 06/15/20                      311              318
TMS Home Equity Loan Trust
 Series 1993-D Class A-1
  5.675% due 12/15/08                    1,414            1,376
 Series 1994-C Class A-1
  6.775% due 09/15/07                      920              921
UCFC Home Equity Loan Trust
 Series 1993-B1 Class A-1
  6.075% due 07/25/14                      223              223
 Series 1994-B Class A-6
  7.100% due 06/10/23                      740              762
                                                         ------
                                                         17,981
                                                         ------

CORPORATE BONDS AND NOTES - 25.8%
Ahmanson (H.F.)
  9.875% due 11/15/99                      400              453
Avalon Properties, Inc.
  7.375% due 09/15/02                      500              516
Bank of Boston Corp.
  9.500% due 08/15/97                    1,250            1,326
Bear Stearns Co., Inc.
  6.750% due 08/15/00                    1,000            1,028
Capital One Bank (MTN)
  8.125% due 02/27/98                    1,750            1,828
Caterpillar Financial Services (MTN)
  6.100% due 07/15/99                    1,400            1,414
Chase Manhattan Corp.
  7.500% due 12/01/97                      500              517
  5.938% due 12/05/09 (c)                  800              774
Chemical Banking Corp.
  10.375% due 03/15/99                     895            1,006
CIT Group Holdings, Inc.
  7.625% due 12/05/96                      475              483
ERP Operating, L.P.
  6.625% due 12/22/97 (c)                  875              880
  8.500% due 05/15/99                    1,000            1,060
First Union Corp.
  6.750% due 01/15/98                      410              418
First USA Bank
  8.100% due 02/21/97                      340              350
  5.750% due 01/15/99                      875              872
Fleet Financial Group, Inc.
  7.250% due 10/15/97                    1,225            1,260
Fleet/Norstar Financial Group, Inc.
  7.650% due 03/01/97                      875              894
Ford Motor Credit Co. CMS Floater (MTN)
  4.820% due 07/08/96 (c)                3,200            3,188


                                         Volatility Constrained Bond Fund  91



VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

DECEMBER 31, 1995

                                           PRINCIPAL     MARKET
                                             AMOUNT       VALUE
                                             (000)        (000)
                                           ---------    --------
Franchise Finance Corp.
  7.000% due 11/30/00                      $   675      $   678
General Motors Acceptance Corp.
  7.750% due 04/15/97                          465          477
General Motors Acceptance Corp. (MTN)
  6.625% due 03/22/99                          300          308
Georgia Pacific Corp.
  9.850% due 06/15/97                          700          738
Goldman Sachs Group, L.P.
  7.625% due 05/29/97                          450          461
  6.375% due 06/15/00                          550          556
  6.200% due 12/15/00                          450          453
Greyhound Financial Corp.
  8.500% due 02/15/99                          775          831
GTE Corp.
  10.750% due 09/15/17                       1,200        1,344
Health & Rehabilitation Properties Trust
  6.345% due 07/13/99 (c)                      975          970
Hertz Corp.
  9.500% due 05/15/98                          900          972
Huntington Bancshares, Inc.
  Series A (MTN) 6.150% due 10/15/98         1,700        1,722
ITT Corp.
  6.250% due 11/15/00                          450          454
Merrill Lynch & Co., Inc.
  9.000% due 05/01/98                        1,265        1,353
  6.700% due 08/01/00                          400          412
Midlantic Corp.
  9.250% due 09/01/99                          450          499
Occidental Petroleum Corp.
  9.625% due 07/01/99                          900          915
Occidental Petroleum Corp. (MTN)
  5.950% due 11/09/98                        1,400        1,407
  5.960% due 11/09/98                          150          151
Salomon, Inc.
  6.700% due 12/01/98                          500          502
Salomon, Inc. CMT Floater (MTN)
  5.767% due 04/05/99 (c)                    2,350        2,233
Shawmut Corp.
  8.875% due 04/01/96                          650          654
Smith Barney Holdings, Inc.
  6.000% due 03/15/97                        1,075        1,079
  7.875% due 10/01/99                        1,000        1,065
System Energy Resources, Inc.
  7.625% due 04/01/99                        2,000        2,074
Taubman Realty Group, L.P.
  8.000% due 06/15/99                          475          498
Tennessee Gas Pipeline Co.
  9.250% due 05/15/96                          818          828
  9.000% due 01/15/97                          750          773
Time Warner, Inc.
  9.625% due 05/01/02                          925        1,071
Transamerica Corp.
  9.875% due 01/01/98                          500          540
USF&G Corp.
 7.000% due 05/15/98                         2,500        2,555
                                                         ------
                                                         46,840
                                                         ------

EURODOLLAR BONDS - 1.1%
Chrysler Financial Corp.
  9.500% due 04/12/96                          900          907
Goldman Sachs Group, L.P.
  5.000% due 08/23/96                        1,050        1,044
                                                          -----

                                                          1,951
                                                          -----
MORTGAGE-BACKED SECURITIES - 31.6%
FDIC REMIC Trust
  Series 1994-C1 Class 2A-1
    6.300% due 09/25/25                         91           91
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                      1,100        1,134
Federal Home Loan Mortgage Corp.
  Participation Certificates
  Group # 17-0163 14.000% due 04/01/16          18           21
  Group # 23-0114 7.375% due 03/01/06 (c)      548          560
  Group # 27-4537 8.000% due 06/01/96            7            7
  Group # 27-4978 8.000% due 07/01/96            9            9
  Group # 30-9784 8.000% due 12/01/17        1,212        1,259
  Group # 40-9223 6.906% due 01/01/24 (c)      749          761
  Group # 54-4461 8.500% due 04/01/09          254          265
  Group # 84-6188 6.786% due 12/01/99 (c)    1,176        1,201
  Group # 84-6190 7.358% due 04/01/29 (c)      867          896
  Group # 85-0105 9.000% due 09/01/05          589          616
  Group # A0-1509 0.000% due 03/01/20          538          592
  Group # D2-9159 7.500% due 10/01/07          828          852
  Group # G0-0238 8.500% due 07/01/24        1,233        1,298
  Group # G5-0215 8.000% due 08/01/97        3,967        3,994
  Group # G5-0238 8.000% due 01/01/00          974          980
  Group # G5-0258 7.500% due 05/01/00        2,248        2,276
  Group # G5-0297 7.500% due 10/01/00          954          966
  Group # L7-3024 8.000% due 12/01/99          197          198
  Group # L7-3099 8.000% due 02/01/00          466          469
  Group # L7-3102 8.500% due 01/01/00          487          490
  Group # L7-3115 8.000% due 02/01/00          333          336
  Group # L9-0152 8.000% due 02/01/00          735          740
  Group # L9-0166 7.500% due 05/01/00          975          988
  Group # M9-0379 8.500% due 12/01/99          447          449
  Group # M9-0386 8.000% due 02/01/00          241          242


92  Volatility Constrained Bond Fund


VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                           PRINCIPAL    MARKET
                                            AMOUNT       VALUE
                                            (000)        (000)
                                           --------     -------
  Group # M9-0387 7.500% due 02/01/00      $   823      $   833
Federal Home Loan Mortgage Corp.
  Participation Certificates
  Series 1357 Class E Inverse Floater
    3.464% due 08/15/97 (c)                    594          580
  Series 1442 Class S Inverse Floater
    4.920% due 12/15/97                        543          538
Federal National Mortgage Association
  Pool #013957  8.500% due 11/01/01            244          254
  Pool #019455  8.750% due 03/01/04             76           79
  Pool #067546  7.000% due 10/01/05            206          211
  Pool #081582  7.000% due 02/01/07            399          407
  Pool #116591  7.248% due 01/01/21 (c)        717          723
  Pool #212919  6.910% due 01/01/21 (c)        983          978
  Pool #300695  9.500% due 12/01/24            215          229
  Pool #303172  7.523% due 12/01/24 (c)        800          823
  Pool #303293  7.485% due 07/01/24 (c)        781          801
  Pool #303599  6.565% due 10/01/24 (c)        955          986
  Pool #304670  9.500% due 01/01/25            799          851
  Pool #305450  9.500% due 01/01/25            764          814
  Pool #306052  9.500% due 02/01/25            729          776
  Pool #308163  9.500% due 04/01/25            808          861
  Pool #308278  9.500% due 04/01/25            486          518
  Pool #325732  9.500% due 09/01/17            924          991
Federal National Mortgage Association
  REMIC Trust Series 1995-W2 Class 1A
    7.610% due 05/25/22                        792          809
Government National Mortgage Association
  Pool #003196  7.250% due 11/15/03            251          262
  Pool #005719  7.250% due 02/15/05            306          320
  Pool #007204  7.250% due 05/15/05             35           36
  Pool #007433  7.250% due 07/15/05            188          197
  Pool #007612  7.250% due 06/15/05            340          356
  Pool #008000  7.375% due 06/20/22 (c)      2,678        2,729
  Pool #008348  7.000% due 12/20/23 (c)      1,027        1,051
  Pool #008580  7.250% due 11/15/05            180          188
  Pool #008597  7.500% due 02/20/25 (c)        788          802
  Pool #008623  7.500% due 04/20/25            405          413
  Pool #008638  6.000% due 06/20/25 (c)        790          804
  Pool #008644  7.500% due 06/20/25 (c)      1,404        1,433
  Pool #009360  7.250% due 01/15/06            307          321
  Pool #121490  10.000% due 03/15/15           182          201
  Pool #148859  10.000% due 01/15/16           193          213
  Pool #175626  10.000% due 04/15/16           152          168
  Pool #204521  10.000% due 11/15/17            69           76
  Pool #228783  10.000% due 09/15/17           313          346
  Pool #252144  10.000% due 11/15/18           152          169
  Pool #254833  10.000% due 09/15/18           311          344
  Pool #260557  10.000% due 02/15/19           291          322
  Pool #260968  10.000% due 08/15/18            21           24
  Pool #261984  10.000% due 07/15/18            20           22
  Pool #262831  10.000% due 11/15/18           103          114
  Pool #270471  10.000% due 06/15/19           309          342
  Pool #271132  9.000% due 06/15/24            246          260
  Pool #272887  10.000% due 04/15/19            64           70
  Pool #288862  10.000% due 07/15/20           139          153
  Pool #324490  9.500% due 06/15/22             22           24
  Pool #342846  9.000% due 01/15/23            789          839
  Pool #377441  9.000% due 02/15/25            284          301
  Pool #378868  9.000% due 07/15/25            436          462
  Pool #380710  9.000% due 01/15/25            313          331
  Pool #384636  9.000% due 07/15/25            448          475
  Pool #390783  9.000% due 07/15/24            116          123
  Pool #393727  9.000% due 03/15/25            442          469
  Pool #394228  9.000% due 05/15/25            109          115
  Pool #395869  9.000% due 05/15/25            109          115
  Pool #397838  9.000% due 07/15/25            371          393
  Pool #400765  9.000% due 08/15/24            202          215
  Pool #401241  9.000% due 01/15/25            446          472
  Pool #402837  9.000% due 11/15/24            496          525
  Pool #403594  9.000% due 02/15/25            299          317
  Pool #403954  9.000% due 09/15/24            187          198
  Pool #404067  9.000% due 03/15/25            430          455
  Pool #404594  9.000% due 01/15/25            449          475
  Pool #404874  9.000% due 12/15/24            446          472
  Pool #406396  9.000% due 04/15/25            381          404
  Pool #407372  9.000% due 04/15/25            424          449
  Pool #407720  9.000% due 07/15/25            213          225
  Pool #409793  9.000% due 01/15/25             26           27
  Pool #410045  9.000% due 06/15/25            323          342
  Pool #413246  9.000% due 07/15/25            446          473
  Pool #780285  9.500% due 11/15/25          1,072        1,150
Government National Mortgage Association
    9.000% 30 Year TBA (b)                     200          212
Merrill Lynch Mortgage Investors, Inc.
Series 1995-C2 Class D
    8.293% due 06/15/21                        497          512
Resolution Trust Corp.
  Series 1995-2 Class C1
    7.450% due 05/25/29                        411          409
                                                        -------

                                                         57,467
                                                        -------
MUNICIPAL BONDS - 0.4%
Oklahoma County Industrial Revenue Authority
    6.050% due 10/01/21 (c)                    675          675
                                                        -------

                                                            675
                                                        -------


                                          Volatility Constrained Bond Fund  93

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                           PRINCIPAL    MARKET
                                            AMOUNT       VALUE
                                            (000)        (000)
                                           --------     -------
UNITED STATES GOVERNMENT
AGENCIES - 1.8%
Federal Farm Credit Bank (MTN)
    6.260% due 10/15/98                    $ 1,000      $ 1,011
Federal National Mortgage Association
  CMT Floater (MTN)
    4.820% due 04/29/96 (c)                  1,525        1,502
Resolution Funding Corp.
  Interest Only Strips
    Zero Coupon due 10/15/98                   950          821
                                                        -------

                                                          3,334
                                                        -------
UNITED STATES GOVERNMENT
TREASURIES - 18.4%
United States Treasury
  Interest Only Strips
    Zero Coupon due 09/15/98                 2,315        2,022
    Zero Coupon due 11/15/98                 8,600        7,411
United States Treasury Notes
    6.875% due 02/28/97                      1,215        1,237
    6.750% due 05/31/97                      3,675        3,751
    7.250% due 02/15/98                      1,740        1,809
    6.125% due 05/15/98                      4,300        4,386
    5.375% due 05/31/98                      1,550        1,555
    5.250% due 07/31/98                        975          975
    5.125% due 11/30/98                      4,100        4,087
    7.750% due 12/31/99                      3,550        3,852
    6.375% due 01/15/00                        590          613
    6.250% due 08/31/00                        660          683
    6.125% due 09/30/00                        775          798
    5.625% due 11/30/00                        310          313
                                                        -------

                                                         33,492
                                                        -------
YANKEE BONDS - 4.6%
Forte
    7.750% due 12/19/96                      1,360        1,381
Household International
    5.250% due 10/15/98                      1,350        1,331
Ontario, Province of
    17.000% due 11/05/11                     1,295        1,494
    11.500% due 03/10/13                     2,415        2,798
Quebec, Province of
    13.000% due 10/01/13                     1,180        1,440
                                                        -------

                                                          8,444
                                                        -------
TOTAL LONG-TERM INVESTMENTS
(cost $170,429)                                         170,184
                                                        -------

                                            NUMBER      MARKET
                                              OF         VALUE
                                            SHARES       (000)
                                           --------     -------
PREFERRED STOCKS - 1.2%
ConAgra Capital LC Series B (c)             63,000      $ 1,347
Texaco Capital Series B (c)                 43,000          903
                                                        -------
TOTAL PREFERRED STOCKS
(cost $2,650)                                             2,250
                                                        -------
                                          PRINCIPAL
                                           AMOUNT
                                           (000)
                                          --------
SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company
  Money Market Fund, due on demand (a)     $ 7,872        7,872
                                                       --------
TOTAL SHORT-TERM INVESTMENTS
(cost $7,872)                                             7,872
                                                       --------

TOTAL INVESTMENTS
(identified cost $180,951)(d) - 99.1%                   180,306

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                1,575
                                                       --------
NET ASSETS - 100.0%                                    $181,881

                                                       --------
                                                       --------

(a) At cost, which approximates market.
(b) Forward commitment. See Note 2.
(c) Adjustable or floating rate security.
(d) At December 31, 1995, the cost for federal income tax purposes was $180,930 and net unrealized depreciation for all securities was $624. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,289.
(MTN) represents Medium Term Note.


        The accompanying notes are an integral part of the financial statements.

94  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


 ASSETS
   Investments at market (identified cost $180,950,768)(Note 2). . . . . . . . . . . .     $  180,306,598
   Receivables:
      Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,012,720
      Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            546,285
      Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            394,504
                                                                                           --------------

                                                                                              183,260,107


LIABILITIES
   Payables:
     Investments purchased (regular settlement). . . . . . . . . . . . .   $    521,180
     Investments purchased (delayed settlement). . . . . . . . . . . . .        213,813
     Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . .        490,646
     Accrued bookkeeping service fees (Note 4) . . . . . . . . . . . . .          5,178
     Accrued management fees (Note 4). . . . . . . . . . . . . . . . . .         78,595
     Accrued transfer agent fees (Note 4). . . . . . . . . . . . . . . .         23,031
     Other accrued expenses and payables . . . . . . . . . . . . . . . .         46,193         1,378,636
                                                                           ------------    --------------

 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  181,881,471
                                                                                           --------------
                                                                                           --------------
 NET ASSETS CONSIST OF:
   Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . .   $       55,112
   Accumulated net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . .      (10,437,926)
   Unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . .         (644,170)
   Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .           94,687
   Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      192,813,768
                                                                                           --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  181,881,471
                                                                                           --------------
                                                                                           --------------

Net asset value, offering and redemption price per share
  ($181,881,471 divided by 9,468,744 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . .   $        19.21
                                                                                           --------------
                                                                                           --------------

        The accompanying notes are an integral part of the financial statements.

                                            Volatility Constrained Bond Fund  95

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

 INVESTMENT INCOME
 Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . .   $  12,747,564
   Dividends from Money Market Fund (Note 5) . . . . . . . . . .         951,503
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . .         180,950
                                                                   -------------

                                                                      13,880,017

 Expenses (Notes 2 and 4):
   Management fees . . . . . . . . . . . . . .    $     985,215
   Custodian fees. . . . . . . . . . . . . . .          148,049
   Transfer agent fees . . . . . . . . . . . .          154,077
   Bookkeeping service fees. . . . . . . . . .           22,829
   Professional fees . . . . . . . . . . . . .           22,648
   Registration fees . . . . . . . . . . . . .           56,874
   Trustees' fees. . . . . . . . . . . . . . .            4,361
   Miscellaneous . . . . . . . . . . . . . . .           13,805        1,407,858
                                                  -------------    -------------

 Net investment income . . . . . . . . . . . . . . . . . . . . .      12,472,159
                                                                   -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . .        (890,274)
  Options written. . . . . . . . . . . . . . . . . . . . . . . .         (19,453)
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . .       6,898,312
  Options written. . . . . . . . . . . . . . . . . . . . . . . .          (2,847)
                                                                   -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . .       5,985,738
                                                                   -------------

Net increase (decrease) in net assets resulting from
  operations . . . . . . . . . . . . . . . . . . . . . . . . . .   $  18,457,897
                                                                   -------------
                                                                   -------------


        The accompanying notes are an integral part of the financial statements.


96  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                             1995          1994
                                                                        -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .  $  12,472,159  $  13,053,872
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .       (890,274)    (6,449,438)
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . .        (19,453)        37,625
  Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,898,312     (6,853,429)
    Options written. . . . . . . . . . . . . . . . . . . . . . . . . .         (2,847)         2,847
                                                                        -------------  -------------
Net increase (decrease) in net assets resulting from operations. . . .     18,457,897       (208,523)

Distributions to shareholders from net investment income . . . . . . .    (12,574,744)   (12,896,175)
Increase (decrease) in net assets from Fund share transactions . . . .    (19,008,806)   (17,560,079)
                                                                        -------------  -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .    (13,125,653)   (30,664,777)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .    195,007,124    225,671,901
                                                                        -------------  -------------
NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $55,112 and $157,697, respectively) . . . . . . . . . . . . . . .  $ 181,881,471  $ 195,007,124
                                                                        -------------  -------------
                                                                        -------------  -------------

FUND SHARE TRANSACTIONS                                    1995                              1994
                                               ------------------------------    ------------------------------
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                               -------------   --------------    -------------   --------------
Fund shares sold . . . . . . . . . . . . . .       4,380,834   $   83,390,317        5,306,519   $  102,279,878
Fund shares issued to shareholders
  in reinvestments of distributions. . . . .         400,321        7,621,504          342,050        6,519,884
Fund shares redeemed . . . . . . . . . . . .      (5,771,882)    (110,020,627)      (6,596,369)    (126,359,841)
                                               -------------   --------------    -------------   --------------
Net increase (decrease). . . . . . . . . . .        (990,727)  $  (19,008,806)        (947,800)  $  (17,560,079)
                                               -------------   --------------    -------------   --------------
                                               -------------   --------------    -------------   --------------


        The accompanying notes are an integral part of the financial statements.

                                            Volatility Constrained Bond Fund  97

VOLATILITY CONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                          1995      1994      1993      1992      1991
                                                                        --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . .  $  18.64  $  19.78  $  19.51  $  20.33  $  19.51
                                                                        --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .      1.21      1.15       .82      1.34      1.45
  Net realized and unrealized gain (loss) on investments . . . . . . .       .58     (1.16)      .45      (.88)      .80
                                                                        --------  --------  --------  --------  --------

  Total Income From Investment Operations. . . . . . . . . . . . . . .      1.79      (.01)     1.27        46      2.25
                                                                        --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     (1.22)    (1.13)     (.71)    (1.28)    (1.43)
  Tax return of capital. . . . . . . . . . . . . . . . . . . . . . . .        --        --      (.29)       --        --
                                                                        --------  --------  --------  --------  --------
  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . .     (1.22)    (1.13)    (1.00)    (1.28)    (1.43)
                                                                        --------  --------  --------  --------  --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . .  $  19.21  $  18.64  $  19.78  $  19.51  $  20.33
                                                                        --------  --------  --------  --------  --------
                                                                        --------  --------  --------  --------  --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .      9.89      (.02)     6.67      2.29     12.00

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . . . . . . .       .71       .67       .66       .68       .62
  Net investment income to average net assets. . . . . . . . . . . . .      6.33      5.97      5.79      6.74      7.34
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . .    256.72    182.65    220.77    312.05    159.20
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . .   181,881   195,007   225,672   292,909   293,603


98  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

                         [GRAPH]
              GROWTH OF A $10,000 INVESTMENT

 YEARLY PERIODS        VOLATILITY                     LIPPER -C- SHORT
ENDED DECEMBER 31      CONSTRAINED   M-L 1-2.99 **        1-5 YR ++
-----------------      -----------  --------------    ----------------
 Inception*              $10,000          $10,000          $10,000
 1986                    $10,868          $11,035          $10,948
 1987                    $11,333          $11,658          $11,505
 1988                    $12,213          $12,384          $12,295
 1989                    $13,511          $13,730          $13,539
 1990                    $14,717          $15,065          $14,634
 1991                    $16,482          $16,824          $16,373
 1992                    $16,860          $17,885          $17,306
 1993                    $17,984          $18,852          $18,372
 1994                    $17,981          $18,959          $18,304
 1995                    $19,759          $21,045          $20,272



Volatility Constrained Bond Fund
 PERIODS ENDED     GROWTH OF     TOTAL
   12/31/95         $10,000      RETURN
---------------  ------------  ----------
1 Year             $ 10,989       9.89%
5 Years            $ 13,426       6.06% ***
10 Years           $ 19,759       7.04% ***

Merrill Lynch 1-2.99 Years Treasury Index
  PERIODS ENDED     GROWTH OF    TOTAL
   12/31/95         $10,000      RETURN
---------------  ------------  ----------
1 Year             $ 11,100      11.00%
5 Years            $ 13,969       6.91% ***
10 Years           $ 21,045       7.72% ***

Lipper-C- Short Investment Grade Debt Funds Average
  PERIODS ENDED     GROWTH OF    TOTAL
   12/31/95         $10,000      RETURN
---------------  ------------  ----------
1 Year             $ 11,075      10.75%
5 Years            $ 13,852       6.73% ***
10 Years           $ 20,272       7.32% ***

 * Assumes initial investment on January 1, 1986.

** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

++ Lipper-C- Short (1-5 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Short Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in investment grade debt issues (rated in top four grades) with average maturities of five years or less.

***  Annualized.

VOLATILITY CONSTRAINED BOND FUND returned 9.9% in 1995, trailing the Merrill Lynch 1-2.99 Years Treasury Index return of 11%. The portfolio was managed in a manner consistent with its objective to maximize total return, limit price volatility, and provide a consistent level of current income. The Fund seeks to reduce risk and provide exposure to a variety of total-return and income-producing strategies by employing the services of two bond managers, each with a separate and distinct assignment.

During the year, short-term bond investors saw rates fall by over 200 basis points in the one- to five-year segment of the market. For most of the year, widening interest rate spreads had a negative impact on the mortgage sector relative to the index. This was partially offset by the income advantage of the sector and good performance from corporate bond holdings.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                            Volatility Constrained Bond Fund  99

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
LONG-TERM INVESTMENTS - 84.8%
ASSET-BACKED SECURITIES - 5.9%
American Airlines, Inc.
  Series 1990-H
    9.800% due 01/02/08                        $  1,190            $  1,446
Fleetwood Credit Corp.
  Grantor Trust Series 1994-B Class A
    6.750% due 03/15/10                             582                 593
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                             215                 210
Green Tree Financial Corp.
  Series 1995-5 Class A3
    6.250% due 10/15/25                             600                 608
  Series 1995-6 Class A3
    6.650% due 11/15/25                             900                 921
  Series 1995-7 Class A2
    6.150% due 11/15/25                           1,150               1,159
  Series 1995-8 Class A2
    6.150% due 12/15/26                             950                 964
  Series 1995-A Class A
    7.250% due 07/15/05                             400                 406
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    7.650% due 11/25/24 (c)                       1,341               1,368
Olympic Automobile Receivables Trust
  Series 1995-C Class A2
    6.200% due 06/15/02                             843                 853
Resolution Trust Corp.
  Mortgage Pass-thru Certificates
  Series 1994-1 Class M-2
    7.750% due 09/25/29                             455                 459
  Series 1995-1 Class 2-C
    7.500% due 10/25/28 (c)                         325                 330
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                         300                 298
Salomon Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16 Class A
    7.790% due 11/25/24 (c)                       2,271               2,329
TMS Home Equity Loan Trust
  Series 1992-B Class A
    6.900% due 07/15/07                             382                 387
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                             518                 532
                                                                   --------
                                                                     12,863
                                                                   --------
CORPORATE BONDS AND NOTES - 23.3%
Acme Metals, Inc. Step Up Bond
    13.500% due 08/01/04                            370                 304
Adelphia Communications Corp. PIK
  Series B
    9.500% due 02/15/04                             631                 492
ADT Operations, Inc.
    8.250% due 08/01/00                             400                 422
American Airlines Class A-1
    9.710% due 01/02/07                             379                 439
American Standard, Inc.
    10.875% due 05/15/99                            350                 384
AMR Corp. (MTN)
    9.950% due 03/07/01                           1,000               1,131
Anchor Bancorp, Inc.
    8.937% due 07/09/03                             375                 369
Arkla, Inc. (MTN)
    9.300% due 03/01/96                           1,000               1,004
    8.780% due 07/19/96                             500                 506
Armco, Inc.
    9.375% due 11/01/00                             265                 262
Bally's Casino Holdings, Inc.
    Zero Coupon due 06/15/98                        230                 185
Banesto Delaware, Inc.
    8.250% due 07/28/02                             500                 547
BellSouth Telecommunications, Inc.
    5.850% due 11/15/45                           1,100               1,112
Berkeley Federal Bank & Trust
    12.000% due 06/15/05                            300                 309
Cablevision Industries Co.
    9.250% due 04/01/08                             320                 342
Capital One Bank (MTN)
    8.125% due 02/27/98                             325                 339
Chevy Chase Savings Bank
    9.250% due 12/01/05                             500                 510
Citicorp (MTN)
    6.750% due 10/15/07                             380                 389
Clark Oil & Refining Corp.
    10.500% due 12/01/01                             75                  79
    9.500% due 09/15/04                             150                 155
Cleveland Electric Illum Co.
    9.375% due 03/01/17                           1,000                 997
  Series B
    9.500% due 05/15/05                             130                 135
Cleveland Electric Illum Co. (MTN)
    9.110% due 07/22/96                           1,000               1,010
CMS Energy Corp.
    9.500% due 10/01/97                           1,000               1,035


                                                    Multistrategy Bond Fund  101


MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------

Coast Federal Bank
    13.000% due 12/31/02                       $    375            $    427
Coast Savings Financial, Inc.
    10.000% due 03/01/00                            175                 183
Coastal Corp.
    10.375% due 10/01/00                            500                 584
Columbia Gas Systems, Inc.
  Series A
    6.390% due 11/28/00                              63                  64
  Series B
    6.610% due 11/28/02                              58                  59
  Series C
    6.800% due 11/28/05                              58                  60
  Series D
    7.050% due 11/28/07                              58                  59
  Series E
    7.320% due 11/28/10                              58                  59
  Series F
    7.420% due 11/28/15                              58                  59
  Series G
    7.620% due 11/28/25                              58                  59
Columbia/HCA Health Care Corp.
    6.630% due 07/15/45                             550                 568
Companhia Petroleo Ipiranga
    8.625% due 02/25/02 (c)                         600                 585
Continental Cablevision, Inc.
    8.500% due 09/15/01                             125                 130
    8.625% due 08/15/03                             100                 104
    8.300% due 05/15/06                             650                 652
Cott Corp.
    9.375% due 07/01/05                             350                 349
CP Limited Partnership
    8.750% due 03/02/00                             500                 526
CTC Mansfield Funding Corp.
    10.250% due 03/30/03                            500                 507
Delta Air Lines, Inc.
    10.375% due 02/01/11                            195                 244
Dime Bancorp, Inc.
    10.500% due 11/15/05                            320                 352
EnviroSource, Inc.
    9.750% due 06/15/03                             470                 414
Exide Corp.
    10.750% due 12/15/02                            250                 271
Exide Corp. Step Up Bond
    12.250% due 12/15/04                            665                 559
Falcon Holdings Group, L.P. PIK Series B
    11.000% due 09/15/03                            420                 399
Federal Realty Investment Trust
    8.875% due 01/15/00                             650                 705
First Nationwide Holdings, Inc.
    12.250% due 05/15/01                            425                 484
First USA Bank
    8.200% due 02/15/98                             500                 521
Ford Motor Credit Co. (MTN)
    4.800% due 07/22/96                             200                 199
Ford Motor Credit Co. CMS Floater (MTN)
    4.820% due 07/12/96 (c)                         250                 249
Gaylord Container Corp. Step Up Bond
    12.750% due 05/15/05                            165                 163
General Medical Corp. of Virginia PIK
    12.125% due 08/15/05                            897                 916
General Motors Acceptance Corp.
    8.625% due 06/15/99                             130                 141
    8.400% due 10/15/99                             185                 201
General Motors Acceptance Corp. (MTN)
    5.480% due 07/19/96 (c)                       2,000               2,001
    7.375% due 04/15/99                             940                 985
Goldman Sachs Group, L.P
    6.375% due 06/15/00                             400                 405
    6.200% due 02/15/01                             300                 299
Grancare, Inc.
    9.375% due 09/15/05                             700                 711
Grancare, Inc. (conv.)
    6.500% due 01/15/03                             200                 173
Grupo Industrial Durango SA de CV
    12.000% due 07/15/01                            555                 487
Hanson America, Inc. (conv.)
    2.390% due 03/01/01                             775                 643
Inland Steel Industries, Inc.
    12.750% due 12/15/02                            275                 309
Koppers Industries, Inc.
    8.500% due 02/01/04                             500                 480
Liberty Mutual Insurance Co.
    8.200% due 05/04/07                             500                 555
Long Island Lighting Co.
    6.250% due 07/15/01                             190                 182
    8.900% due 07/15/19                             200                 202
Nabisco, Inc.
    8.000% due 01/15/00                           2,000               2,126
New England Mutual Life Insurance Co.
    7.875% due 02/15/24                             325                 336
News America Holdings, Inc.
    8.875% due 04/26/23                             350                 405
    7.700% due 10/30/25                             300                 307
Niagara Mohawk Power Corp.
    5.875% due 09/01/02                             240                 214
    7.375% due 08/01/03                             200                 187


102 Multistrategy Fund


MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------

NWA Trust
    13.875% due 06/21/08                       $     90            $    105
Owens-Illinois, Inc.
    11.000% due 12/01/03                            900               1,017
PDV America, Inc.
    7.875% due 08/01/03                             750                 703
PennCorp. Financial Group, Inc.
    9.250% due 12/15/03                             700                 711
Peters (J.M.), Inc.
    12.750% due 05/01/02                            230                 210
Pueblo Xtra International
    9.500% due 08/01/03                             220                 206
Purity Supreme, Inc. Series B
    11.750% due 08/01/99                            375                 411
Revlon Worldwide Corp. Series B
    Zero Coupon due 03/15/98                        290                 215
Riggs National Corp. Washington, D.C.
    9.650% due 06/15/09                             250                 290
Salomon, Inc.
    9.375% due 04/15/98                             100                 106
    6.700% due 12/01/98                             425                 427
    7.125% due 08/01/99                             275                 278
Salomon, Inc. (MTN)
    6.360% due 04/01/98                             125                 125
    6.125% due 05/15/98                              75                  75
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                             400                 429
    6.500% due 10/15/02                             225                 229
Stone Container Corp.
    9.875% due 02/01/01                             700                 681
Stop & Shop Cos., Inc.
    9.750% due 02/01/02                             300                 331
Summit Communications Group, Inc.
    10.500% due 04/15/05                            390                 435
Swiss Bank Corp.
    6.750% due 07/15/05                             420                 439
Taubman Realty Group, L.P.
    8.000% due 06/15/99                             450                 472
Tenet Healthcare Corp.
    8.625% due 12/01/03                             700                 735
Time Warner, Inc.
    6.835% due 08/15/00 (c)                         375                 377
    7.975% due 08/15/04                             225                 238
    8.110% due 08/15/06                             840                 894
    8.180% due 08/15/07                             450                 483
    9.125% due 01/15/13                             845                 952
    9.150% due 02/01/23                             990               1,123
Toledo Edison Co.
    8.700% due 09/01/02                             500                 460
Toledo Edison Co. (MTN)
    8.000% due 12/31/98                             500                 497
U.S. West Communications, Inc.
    7.200% due 11/10/26                             375                 386
UCC Investors Holding, Inc.
  Step Up Bond
    12.000% due 05/01/05                            220                 167
United Companies Financial Corp.
    9.350% due 11/01/99                             375                 398
USAT Holdings, Inc.
    9.050% due 05/15/98 (c)                         200                 196
Varity Corp.
    11.375% due 11/15/98                            250                 261
Viacom, Inc.
    7.750% due 06/01/05                             700                 743
Wellsford Residential Property Trust
    9.375% due 02/01/02                             475                 533
Westpoint Stevens, Inc.
    8.750% due 12/15/01                             250                 249
                                                                   --------
                                                                     50,903
                                                                   --------

EURODOLLAR BONDS - 3.1%
Argentina, Republic of Series L
    6.813% due 03/31/05 (c)                       2,000               1,425
Bulgaria, Republic of Series A
    6.750% due 07/28/24 (c)                         550                 292
Cemex SA
    8.875% due 06/10/98                           2,000               1,925
Credit Lyonnais
    6.844% due 09/19/49 (f)                         230                 209
Fifth Mexican Acceptance Corp. Class A
    8.000% due 12/15/98                             550                 220
Hong Kong & Shanghai Bank
    6.250% due 08/29/49 (f)                         535                 427
Indah Kiat Paper & Pulp
    8.875% due 11/01/00                             195                 182
Mexico (United Mexican States)
    6.766% due 12/31/19 (c)                       2,000               1,445
Midland Bank
    6.063% due 12/31/49 (f)                         170                 137
Nacional Financier
    9.375% due 04/23/99 (c)                         500                 484
                                                                   --------
                                                                      6,746
                                                                   --------


                                                    Multistrategy Bond Fund  103


MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------

MORTGAGE-BACKED SECURITIES - 31.2%
Asset Securitization Corp.
  Series 1995-MD4 Class A1
    7.100% due 08/13/29                        $    699            $    729
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
    7.985% due 05/01/17                           1,980               2,019
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                             500                 515
Federal Home Loan Mortgage Corp.
    6.000% 5 Year TBA (e)                           185                 186
    8.000% 30 Year TBA (e)                        5,450               5,648
Participation Certificates
  Series 1014 Class E
    7.950% due 02/15/20                           1,100               1,128
  Series 1037 Class Z
    9.000% due 02/15/21                           1,542               1,655
Federal National Mortgage Association
  Pool #050748  7.500%  due 06/01/23                 19                  20
  Pool #050766  7.500% due 07/01/23                 561                 575
  Pool #050775  7.500% due 08/01/23                 119                 122
  Pool #050796  7.500% due 09/01/23                 361                 370
  Pool #050996  7.500% due 02/01/24                 658                 674
  Pool #124032 10.000% due 02/01/05                 515                 542
  Pool #190504  7.349% due 11/01/23 (c)           2,010               2,059
  Pool #227029  7.500% due 09/01/23                 259                 266
  Pool #228620  7.500% due 07/01/23                 132                 135
  Pool #231431  7.500% due 10/01/23                  93                  95
  Pool #250060  7.500% due 06/01/24                 260                 266
  Pool #250179  7.500% due 11/01/24                 504                 516
  Pool #250345  7.000% due 09/01/25                 451                 455
  Pool #250350  7.500% due 10/01/25                 985               1,009
  Pool #250359  7.000% due 10/01/25               1,283               1,294
  Pool #276234  7.000% due 05/01/24                 515                 520
  Pool #286017  7.000% due 06/01/24                 744                 750
  Pool #303016  6.000% due 10/01/01               1,254               1,252
  Pool #303555  7.000% due 09/01/25               2,059               2,075
  Pool #312494  7.000% due 07/01/25                 480                 484
  Pool #316651  7.000% due 08/01/25                 291                 294
  Pool #316681  7.000% due 07/01/25               1,373               1,384
  Pool #317262  7.000% due 07/01/25                 403                 406
  Pool #318863  7.000% due 08/01/25                 794                 801
  Pool #319580  7.000% due 08/01/25                 903                 910
  Pool #320094  7.000% due 09/01/25                 197                 199
  Pool #321110  7.000% due 09/01/25                 272                 274
  Pool #322344  7.500% due 09/01/25                  63                  65
  Pool #324193  7.000% due 09/01/25                 986                 994
  Pool #324205  7.000% due 09/01/25                 986                 994
Federal National Mortgage Association
    6.500% 7 Year TBA (e)                           150                 152
    7.000% 15 Year TBA (e)                        2,700               2,750
  REMIC
    9.100% due 12/25/12                              32                  32
  REMIC Series 1994-3 Class SA
    3.450% due 01/25/24 (c)                         425                 184
  REMIC Trust Series 1990-21 Class Z
    9.000% due 03/25/20                           3,300               3,515
  REMIC Trust Series 1994-79 Class Z
    7.000% due 04/25/24                           2,247               2,085
Government National Mortgage Association
  Pool #008163  6.500% due 03/20/23 (c)           2,420               2,468
  Pool #008288  7.250% due 09/20/23 (c)             834                 847
  Pool #008528  6.500% due 10/20/24 (c)           4,677               4,774
  Pool #321855  7.500% due 06/15/23                 199                 205
  Pool #330320  7.500% due 10/15/23                  43                  44
  Pool #345696  7.000% due 06/15/24                  58                  59
  Pool #348193  7.500% due 07/15/23                 508                 523
  Pool #348888  7.000% due 07/15/23               1,662               1,682
  Pool #351437  7.000% due 02/15/24                  23                  24
  Pool #352050  7.000% due 10/15/23               1,043               1,056
  Pool #352129  9.000% due 08/15/24                 718                 760
  Pool #353132  7.500% due 07/15/23                 129                 133
  Pool #359600  7.500% due 07/15/23                  91                  93
  Pool #362175  7.000% due 01/15/24                 247                 250
  Pool #369166  7.500% due 10/15/23                 356                 366
  Pool #369168  7.500% due 11/15/23                 223                 229
  Pool #372108  7.000% due 06/15/24                  25                  25
  Pool #376352  7.500% due 12/15/23                 921                 947
  Pool #384568  7.000% due 04/15/24                 198                 200
  Pool #385312  9.000% due 11/15/24                 587                 621
  Pool #389622  9.000% due 10/15/24                 431                 456
  Pool #393138  7.500% due 04/15/24                 257                 265
  Pool #401237  9.000% due 01/15/25                 296                 314
  Pool #403241  9.000% due 02/15/25                 664                 703
  Pool #404014  9.000% due 12/15/24                 261                 277
  Pool #405334  9.000% due 10/15/24                 170                 181
  Pool #409930  7.500% due 08/15/25                 503                 518
  Pool #780029  9.000% due 11/15/24                 399                 427
Government National Mortgage Association
    7.000% 30 Year TBA (e)                        5,900               5,970
Paine Webber Mortgage Acceptance Corp. IV
  Series 1995-M1 Class A
    6.700% due 01/15/07                             720                 733
Ryland Acceptance Corp.
  Series 83 Class 83-E CMO
    8.150% due 10/01/17                             127                 127


104  Multistrategy Bond Fund


MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------

Ryland Mortgage Securities Corp. CMO
  Series 1993-8 Class A
    7.870% due 09/25/23 (c)                    $  2,564            $  2,604
                                                                   --------
                                                                     68,279
                                                                   --------

MUNICIPAL BONDS - 0.5%
Atlanta Water & Sewer Revenue
    4.750% due 01/01/23                             290                 266
Chicago, Illinois, General Obligation
    5.500% due 01/01/24                             155                 152
Salt River Project, Arizona,
  Agricultural Improvement
  & Power District Series B
    5.250% due 01/01/19                             290                 285
South Carolina, Public Service Authority
  Series C
    5.125% due 01/01/21                             500                 485
                                                                   --------
                                                                      1,188
                                                                   --------

NON-US BONDS - 3.7%
Canada, Government of
    8.750% due 12/01/05                       CD  1,000                 819
Germany, Republic of
    6.250% due 01/04/24                       DM  9,800               6,364
Italy, Republic of
    6.875% due 09/27/23                        $    470                 459
Poland, Government of
    6.875% due 10/27/24 (c)                         455                 343
                                                                   --------
                                                                      7,985
                                                                   --------

UNITED STATES GOVERNMENT
AGENCIES - 0.5%
Tennessee Valley Authority
    6.235% due 07/15/45                           1,100               1,139
                                                                   --------
                                                                      1,139
                                                                   --------

UNITED STATES GOVERNMENT
TREASURIES - 12.5%
United States Treasury Bonds
    7.250% due 05/15/16                             975               1,113
    7.500% due 11/15/16                           1,800               2,111
    8.125% due 08/15/19                           1,850               2,326
    7.875% due 02/15/21                           4,455               5,486
    7.125% due 02/15/23                           2,081               2,379
United States Treasury Notes
    5.375% due 05/31/98                           1,700               1,706
    5.125% due 11/30/98                           1,500               1,495
    6.750% due 05/31/99                           2,450               2,559
    6.750% due 06/30/99                           1,050               1,098
    6.875% due 07/31/99                              85                  89
    6.875% due 08/31/99                             300                 315
    7.750% due 11/30/99                              95                 103
    7.125% due 02/29/00                           1,000               1,065
    6.375% due 08/15/02                             660                 692
    6.250% due 02/15/03                             150                 156
    5.750% due 08/15/03                           1,150               1,164
    5.875% due 02/15/04                             375                 381
    5.875% due 11/15/05                           2,050               2,096
United States Treasury
  Principal Only Strip
    Zero Coupon due 11/15/99                        465                 379
    Zero Coupon due 11/15/21                      3,475                 709
                                                                   --------
                                                                     27,422
                                                                   --------
YANKEE BONDS - 4.1%
Bombril SA
    8.000% due 08/26/98                             400                 363
Brazil, Federal Republic of
    6.688% due 01/01/01 (c)                         475                 409
Christiana Bank
    6.063% due 11/30/49 (c)                          80                  64
Den Norske Creditbank AS
    6.125% due 11/30/49 (f)                         170                 134
Doman Industries, Ltd.
    8.750% due 03/15/04                             420                 398
Domtar, Inc.
    11.750% due 03/15/99                            200                 224
    12.000% due 04/15/01                            500                 591
Ecuador, Republic of
    3.000% due 02/28/25 (c)                       1,800                 650
Fairfax Financial Holdings, Ltd.
    7.750% due 12/15/03                             275                 289
Lloyds Bank
    6.063% due 12/31/99 (f)                         290                 241
Methanex Corp.
    7.750% due 08/15/05                             775                 822
Mexico (United Mexican States)
    6.547% due 12/31/19 (c)                       1,000                 723
    6.250% due 12/31/19                             750                 488
National Westminster Bank PLC
    6.125% due 12/31/99 (c)                         220                 185


                                                    Multistrategy Bond Fund  105


MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------

Santander Finnish Issuances
    6.775% due 09/30/49 (c)                    $    500            $    450
St. George Bank, Ltd.
    7.150% due 10/15/05                             700                 725
Standard Chartered Bank Group PLC
    5.775% due 12/31/99 (f)                         250                 189
Telewest Communications
PLC Step Up Bond
    11.000% due 10/01/07                          1,700               1,026
Tembec Finance Corp.
    9.875% due 09/30/05                             600                 596
Trizec Finance
    10.875% due 10/15/05                            350                 359
Videotron Holdings PLC Step Up Bond
    11.000% due 08/15/05                            200                 124
                                                                   --------
                                                                      9,050
                                                                   --------

TOTAL LONG-TERM INVESTMENTS
(cost $180,887)                                                     185,575
                                                                   --------

OPTIONS PURCHASED - 0.1%
United States Treasury Bond
  Feb 98.50 Call (b)                              5,000*                155
                                                                   --------

TOTAL OPTIONS PURCHASED
(cost $145)                                                             155
                                                                   --------

                                                 NUMBER
                                                   OF
                                                 SHARES
                                                 ------
PREFERRED STOCKS - 0.6%
Australia & New Zealand
  Banking Group, Ltd                              5,300                 144
California Federal Bank
  of Los Angeles Series B                         4,475                 486
Credit Lyonnais Capital S.C.A. - ADR              6,400                 159
Equity Residential Property Trust                 4,000                 102
Lasalle National Corp. Series K                   2,500                 131
Newscorp Overseas, Ltd.                           8,000                 178
Texaco Capital Series B                           2,100                  44
Wellsford Residential Property Trust Series B     5,000                 129
                                                                   --------

TOTAL PREFERRED STOCKS
(cost $1,361)                                                         1,373
                                                                   --------

                                              PRINCIPAL             MARKET
                                                AMOUNT               VALUE
                                                (000)                (000)
                                              ---------            --------
SHORT-TERM INVESTMENTS - 19.3%
Federal Home Loan Mortgage Corp.
  Discount Notes
    4.215% due 01/16/96 (a)(h)                 $    900             $   898
Frank Russell Investment Company
  Money Market Fund, due on demand (a)           28,165              28,165
Mexico (United Mexican States)
  Structured Note
    Zero Coupon due 11/27/96                        600                 611
United States Treasury Bills
    5.340% due 02/08/96 (a)(g)(h)                   115                 114
    5.265% due 02/15/96 (a)(g)(h)                   120                 119
    5.305% due 02/22/96 (a)(g)(h)                   140                 139
    5.305% due 06/27/96 (h)                         150                 147
United States Treasury Notes
    6.125% due 07/31/96                           5,000               5,026
    4.375% due 08/15/96                           7,000               6,965
                                                                   --------

TOTAL SHORT-TERM INVESTMENTS
(cost $42,159)                                                       42,184
                                                                   --------

TOTAL INVESTMENTS
(identified cost $224,552)(d) - 104.8%                              229,287

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (4.8%)                            (10,522)
                                                                   --------

NET ASSETS - 100.0%                                                $218,765
                                                                   --------
                                                                   --------


(a)  At cost, which approximates market.
(b)  Nonincome-producing security.
(c)  Adjustable or floating rate security.
(d) At December 31, 1995, the cost for federal income tax purposes was $224,674 and net unrealized appreciation for all securities was $4,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,562 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,949.
(e)  Forward commitment. See Note 2.
(f)  Perpetual floating rate note.
(g) Held as collateral by the custodian in connection with futures contracts and put options written.
(h)  Rate noted is yield-to-maturity (unaudited).
(MTN) represents Medium Term Note.
 *   Number of contracts.


The accompanying notes are an integral part of the financial statements.


106  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FUTURES AND OPTIONS WRITTEN

December 31, 1995


                                                                UNREALIZED
                                               NUMBER          APPRECIATION
                                                 OF           (DEPRECIATION)
                                              CONTRACTS            (000)
                                              ---------       --------------
FUTURES CONTRACTS
(Notes 2 and 3)

German 10 Year Bund
  Futures Contracts
  expiration date 03/96                              40             $    59
UK Long Gilt
  Futures Contracts
  expiration date 03/96                              30                  29
United States Treasury 5 Year Note
  Futures Contracts
  expiration date 03/96                              80                  51
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 03/96                             110                 110
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 03/96                              25                  37
                                                                    -------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (*)                                           $   286
                                                                    -------
                                                                    -------

(*) At December 31, 1995, United States Treasury Bills valued at $367 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.

PUT OPTIONS WRITTEN
(Notes 2 and 3)


                                               NUMBER               MARKET
                                                 OF                  VALUE
                                              CONTRACTS              (000)
                                              ---------             -------

Eurodollar Futures Contract
  strike price 91.75
  expiration date 03/96                              19             $     1
                                                                    -------
Total Liability for Put Options Written
  (premiums received $7)(++)                                        $     1
                                                                    -------
                                                                    -------

(++) At December 31, 1995, United States Treasury Bills valued at $5 were held as collateral by the custodian in connection with put options written.



The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  107

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
  Investments at market (identified cost
   $224,551,998)(Note 2). . . . . . . . . . . . . . . . . . . . . .   $   229,287,406
  Foreign currency holdings (identified cost $409,166). . . . . . .           412,445
  Forward foreign currency exchange contracts (cost $6,746,595)
   (Notes 2 and 6). . . . . . . . . . . . . . . . . . . . . . . . .         6,746,595
  Receivables:
    Dividends and interest. . . . . . . . . . . . . . . . . . . . .         3,384,860
    Investments sold. . . . . . . . . . . . . . . . . . . . . . . .           399,502
    Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .           451,136
    From Manager (Note 4)                                                      83,382
    Daily variation margin on futures contracts (Notes 2 and 3) . .            65,190
  Deferred organization expenses (Note 2) . . . . . . . . . . . . .            14,117
                                                                      ---------------
                                                                          240,844,633

LIABILITIES
  Payables:
    Investments purchased (regular settlement). . . . . $   463,170
    Investments purchased (delayed settlement)(Note 2).  14,533,047
    Fund shares redeemed  . . . . . . . . . . . . . . .     105,789
    Accrued bookkeeping service fees (Note 4) . . . . .       5,776
    Accrued management fees (Note 4). . . . . . . . . .     120,287
    Accrued transfer agent fees (Note 4). . . . . . . .      24,518
    Other accrued expenses and payables . . . . . . . .      65,746
  Forward foreign currency exchange contracts
    (cost $6,746,595)(Notes 2 and 6). . . . . . . . . .   6,760,332
  Options written, at market value
    (premiums received $6,536)(Notes 2 and 3) . . . . .         475        22,079,140
                                                        -----------   ---------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   218,765,493
                                                                      ---------------
                                                                      ---------------
NET ASSETS CONSIST OF:
  Undistributed net investment income. . . . . . . . . .              $        13,737
  Accumulated net realized gain (loss) . . . . . . . . .                     (614,377)
  Unrealized appreciation (depreciation) on:
    Investments. . . . . . . . . . . . . . . . . . . . .                    4,735,408
    Futures contracts. . . . . . . . . . . . . . . . . .                      286,219
    Options written. . . . . . . . . . . . . . . . . . .                        6,061
    Foreign currency-related transactions. . . . . . . .                      (14,044)
  Shares of beneficial interest. . . . . . . . . . . . .                      213,480
  Additional paid-in capital . . . . . . . . . . . . . .                  214,139,009
                                                                      ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .              $   218,765,493
                                                                      ---------------
                                                                      ---------------
Net asset value, offering and redemption price per
share ($218,765,493 divided by 21,348,039 shares
of $.01 par value, shares of beneficial interest
outstanding) . . . . . . . . . . . . . . . . . . . . . .                       $10.25
                                                                      ---------------
                                                                      ---------------

The accompanying notes are an integral part of the financial statements.


108  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . $     12,445,853
 Dividends from Money Market Fund (Note 5). . . . . . . . . . . .        1,999,570
 Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .          133,967
                                                                  ----------------
                                                                        14,579,390
Expenses (Notes 2 and 4):
 Management fees . . . . . . . . . . . . . . .   $    1,271,039
 Custodian fees. . . . . . . . . . . . . . . .          154,337
 Transfer agent fees.. . . . . . . . . . . . .          186,523
 Bookkeeping service fees. . . . . . . . . . .           26,872
 Registration fees . . . . . . . . . . . . . .           66,781
 Professional fees . . . . . . . . . . . . . .           17,222
 Trustees' fees  . . . . . . . . . . . . . . .            4,352
 Amortization of deferred organization
  expenses . . . . . . . . . . . . . . . . . .            5,690
 Miscellaneous . . . . . . . . . . . . . . . .           12,704
                                                 --------------
 Expenses before reimbursement . . . . . . . .        1,745,520
 Expenses reimbursed by Manager (Note 4) . . .          (83,382)         1,662,138
                                                 --------------   ----------------
Net investment income . . . . . . . . . . . . . . . . . . . . .         12,917,252
                                                                  ----------------
REALIZED AND UNREALIZED,
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . .          1,563,456
 Futures contracts. . . . . . . . . . . . . . . . . . . . . . .          3,136,612
 Options written. . . . . . . . . . . . . . . . . . . . . . . .            379,327
 Foreign currency-related transactions. . . . . . . . . . . . .            242,452
Net change in unrealized appreciation or depreciation of:
 Investments. . . . . . . . . . . . . . . . . . . . . . . . . .         13,490,293
 Futures contracts. . . . . . . . . . . . . . . . . . . . . . .            294,891
 Options written. . . . . . . . . . . . . . . . . . . . . . . .             43,948
 Foreign currency-related transactions. . . . . . . . . . . . .            (14,044)
                                                                    --------------
Net gain (loss) on investments  . . . . . . . . . . . . . . . .         19,136,935
                                                                    --------------
Net increase (decrease) in net assets resulting from
 operations. . . . . . . . . . . . . . .. . . . . . . . . . . .     $   32,054,187
                                                                    --------------
                                                                    --------------


The accompanying notes are an integral part of the financial statements.


                                                   Multistrategy Bond Fund  109

MULTISTRATEGY BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                          1995             1994
                                                       ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . .   $ 12,917,252     $  9,107,483
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . . . . . . . .      1,563,456      (5,043,783)
    Futures contracts . . . . . . . . . . . . . . . .      3,136,612        (981,398)
    Options written . . . . . . . . . . . . . . . . .        379,327          68,998
    Foreign currency-related transactions . . . . . .        242,452              --
  Net change in unrealized appreciation or
   depreciation of:
    Investments . . . . . . . . . . . . . . . . . . .     13,490,293      (8,695,141)
    Futures contracts . . . . . . . . . . . . . . . .        294,891          (7,547)
    Options written . . . . . . . . . . . . . . . . .         43,948         (37,887)
    Foreign currency-related transactions . . . . . .        (14,044)             --
                                                       -------------    ------------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . . . . .     32,054,187      (5,589,275)

Distributions to shareholders:
  Net investment income . . . . . . . . . . . . . . .    (13,104,794)     (8,986,943)
Increase (decrease) in net assets from Fund
 share transactions . . . . . . . . . . . . . . . . .     26,780,829      89,237,389
                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . .     45,730,222      74,661,171
Net assets at beginning of year . . . . . . . . . . .    173,035,271      98,374,100
                                                        ------------    ------------
NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $13,737 and $96,915, respectively).  . . . . . .   $218,765,493    $173,035,271
                                                        ------------    ------------
                                                        ------------    ------------


FUND SHARE TRANSACTIONS                     1995                       1994
                                  ------------------------    ------------------------
                                    SHARES       AMOUNT         SHARES       AMOUNT
                                  ----------    ----------    ----------  ------------
Fund shares sold . . . . . . . .   9,709,055   $94,838,687    12,276,488  $119,806,005
Fund shares issued to
 shareholders in reinvestments
 of distributions. . . . . . . .   1,058,466    10,420,168       703,819     6,739,486
Fund shares redeemed . . . . . .  (8,041,858)  (78,478,026)   (3,901,970)  (37,308,102)
                                  ----------    ----------    ----------   -----------

Net increase (decrease). . . . .   2,725,663   $26,780,829     9,078,337   $89,237,389
                                  ----------    ----------    ----------   -----------
                                  ----------    ----------    ----------   -----------

The accompanying notes are an integral part of the financial statements.


110  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements.

                                                   1995     1994     1993++
                                                 -------   -------   ------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . .     $9.29    $10.31   $10.00
                                                 -------   -------   ------
Income From Investment Operations:
 Net investment income . . . . . . . . . . . .       .65       .58      .46
 Net realized and unrealized gain (loss)
 on investments. . . . . . . . . . . . . . . .       .97     (1.03)     .40
                                                 -------   -------   ------
 Total Income From Investment Operations . . .      1.62      (.45)     .86
                                                 -------   -------   ------
LESS DISTRIBUTIONS:
 Net investment income . . . . . . . . . . . .      (.66)     (.57)    (.46)
 Net realized gain on investments. . . . . . .        --        --     (.08)
 In excess of net realized gain on investments        --        --     (.01)
                                                 -------   -------   ------
 Total Distributions . . . . . . . . . . . . .      (.66)     (.57)    (.55)
                                                 -------   -------   ------
NET ASSET VALUE, END OF YEAR . . . . . . . . .    $10.25     $9.29   $10.31
                                                 -------   -------   ------
                                                 -------   -------   ------
TOTAL RETURN (%)(a). . . . . . . . . . . . . .     17.92     (4.35)    8.74

RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average net
 assets (b)(c). . . . . . . .. . . . . . . . .       .85       .85      .85
 Operating expenses, gross, to average net
 assets (b)(c) . . . . . . . . . . . . . . . .       .89       .90     1.20
 Net investment income to average net
 assets (b). . . . . . . . . . . . . . . . . .      6.61      6.26     5.60
 Portfolio turnover (b). . . . . . . . . . . .    142.26    136.39   188.95
 Net assets, end of year ($000 omitted). . . .   218,765   173,035   98,374
 Per share amount of fees waived ($ omitted) .        --        --    .0002
 Per share amount of fees reimbursed
 ($ omitted)(c)  . . . . . . . . . . . . . . .     .0042     .0043    .0286


++ For the period January 29, 1993 (commencement of operations) to December 31,
   1993.
(a)Periods less than one year are not annualized.
(b)The ratios for the period ended December 31, 1993 are annualized.
(c)See Note 4.


                                                   Multistrategy Bond Fund  111

MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                     [GRAPH]
                           GROWTH OF A $10,000 INVESTMENT


YEARLY PERIODS
ENDED DECEMBER 31    MULTISTRATEGY BOND   LB AGGREGATE**  LIPPER-C- INTERMEDIATE++
-----------------    ------------------   --------------  ------------------------
Inception*                $10,000             $10,000             $10,000
1993                      $10,874             $10,768             $10,506
1994                      $10,401             $10,454             $10,155
1995                      $12,265             $12,386             $11,839


Multistrategy Bond Fund

PERIOD ENDED                GROWTH OF              TOTAL
 12/31/95                    $10,000               RETURN
------------                ---------              ------
1 Year                      $ 11,792              17.92%
Inception                   $ 12,265               7.24%***

Lehman Brothers Aggregate Bond Index

PERIOD ENDED                GROWTH OF              TOTAL
 12/31/95                    $10,000               RETURN
------------                ---------              ------
1 Year                      $ 11,848              18.48%
Inception                   $ 12,386               7.61%***

Lipper-C- Intermediate Investment Grade Debt Funds Average

PERIOD ENDED                GROWTH OF              TOTAL
 12/31/95                    $10,000               RETURN
------------                ---------              ------
1 Year                      $ 11,658              16.58%
Inception                   $ 11,839               6.33%***

  *Assumes initial investment on February 1, 1993. Lipper index comparison for the initial investment began January 1, 1993.
 **Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
   Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.
 ++Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds with the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of funds invests at least 65% of assets in U.S. Treasury Bills, Notes and Bonds with average maturities of five to ten years.
***Annualized.

MULTISTRATEGY BOND FUND returned 17.9% in 1995, which lagged the Lehman Brothers Aggregate Bond Index Return of 18.5%. The portfolio was managed in a manner consistent with its objective to provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed income market portfolios. The Fund seeks to diversify risk and provide exposure to a variety of total return strategies by employing the services of three bond managers, each with a separate and distinct assignment.

With the US Bond market up dramatically in 1995, the Fund's foreign holdings lagged through most of the year before contributing strong returns in the fourth quarter. Domestic mortgage-backed securities and high yield bonds also lagged for the greater part of the year, which impacted Fund performance negatively. Corporate and Treasury holdings performed well and were enhanced by good security selection to help offset some of the underperformance caused by other factors.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

112  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1. ORGANIZATION

Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 22 different investment portfolios referred to as "Funds." These financial statements report on 8 Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies, which require the use of estimates made by management. Such policies are consistently followed by the Funds in the preparation of these financial statements.

SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

Money Market instruments held by the Funds maturing within 60 days of the valuation date and valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. The Funds may lend portfolio securities with a value of up to 50% of their total assets. The Funds will receive cash, U.S. government treasuries or U.S. government agency securities as collateral. The Funds will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

                                             Notes to Financial Statements  113

FRANK RUSSELL INVESTMENT COMPANY

It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. No federal income tax provision was required for the year ended December 31, 1995. From November 1, 1995 to December 31, 1995, the Volatility Constrained Bond Fund incurred net realized capital losses of $9,180. As permitted by tax regulations, the Volatility Constrained Bond Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1996.

At December 31, 1995, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                                  12/31/96       12/31/02      12/31/03        TOTALS
                                ------------   ------------  ------------   ------------
  Diversified Bond              $        --    $(9,899,442)  $        --    $(9,899,442)
  Volatility Constrained Bond    (2,298,957)    (5,583,410)   (1,871,605)    (9,753,972)


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

The following reclassifications have been made to reflect activity for the year ended December 31, 1995:


                                   UNDISTRIBUTED       ACCUMULATED
                                  NET INVESTMENT      NET REALIZED       ADDITIONAL
                                       INCOME          GAIN (LOSS)     PAID-IN CAPITAL
                                  ---------------    --------------    ----------------
  Diversified Equity                $    92,558        $    18,251        $  (110,809)
  Special Growth                        383,844           (220,155)          (163,689)
  Equity Income                           1,389            115,609           (116,998)
  Quantitative Equity                        --             20,078            (20,078)
  International Securities            3,760,561         (3,243,107)          (517,454)
  Diversified Bond                      249,777           (354,610)           104,833
  Volatililty Constrained Bond               --             95,965            (95,965)
  Multistrategy Bond                    104,364             (3,809)          (100,555)


EXPENSES: Expenses such as management, custodian, transfer agent, bookkeeping, printing, and registration fees are charged directly to the individual Funds; while indirect expenses, such as administrative, insurance, and professional fees are allocated among all Funds principally based on their relative net assets.

DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of Multistrategy Bond Fund have been deferred and are being amortized over 60 months on a straight-line basis.

114 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

  (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

  (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of the International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds that arise as a result of changes in exchange rates from that portion that arise from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes these Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with a Funds' excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, a Fund may more effectively achieve the desired portfolio characteristics that assist the Funds in meeting their investment objectives. Depending on how the derivatives are utilized and their structure, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

                                            Notes to Financial Statements  115

FRANK RUSSELL INVESTMENT COMPANY

FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. INVESTMENT TRANSACTIONS

SECURITIES: During the year ended December 31, 1995, purchases and sales of investment securities excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements were as follows:


                                   PURCHASES       SALES
                                 ------------   ------------
  Diversified Equity             $436,869,833   $455,771,508
  Special Growth                  249,994,270    224,249,380
  Equity Income                   144,689,534    152,930,831
  Quantitative Equity             338,314,431    356,292,119
  International Securities        253,000,004    249,677,571
  Diversified Bond                 84,483,671     96,821,867
  Volatility Constrained Bond      66,828,607     80,372,982
  Multistrategy Bond               93,100,726     72,196,222


116  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

Purchases and sales of U.S. Government and Agency obligations (excluding repurchase agreements, options, futures and other short-term securities) were as follows:


                                   PURCHASES       SALES
                                 ------------   ------------
  Diversified Bond               $619,544,075   $639,085,567
  Volatility Constrained Bond     413,854,692    397,644,434
  Multistrategy Bond              202,850,167    190,725,781


OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the year ended December 31, 1995 were as follows:




DIVERSIFIED EQUITY                      WRITTEN PUT OPTIONS            FUTURES CONTRACTS

                                                                                    AGGREGATE
                                       NUMBER OF     PREMIUMS       NUMBER OF     FACE VALUE OF
                                       CONTRACTS     RECEIVED       CONTRACTS      CONTRACTS(1)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1994              480    $   589,886             --     $       --
  Opened                                   1,440      1,212,786            182       54,413,896
  Closed                                  (1,920)    (1,802,672)          (122)     (35,699,958)
                                     ------------   ------------   ------------    ------------

  Outstanding December 31, 1995                --   $        --             60     $ 18,713,938
                                     ------------   ------------   ------------    ------------
                                     ------------   ------------   ------------    ------------


SPECIAL GROWTH                           WRITTEN PUT OPTIONS           FUTURES CONTRACTS


                                       NUMBER OF     PREMIUMS       NUMBER OF     FACE VALUE OF
                                       CONTRACTS     RECEIVED       CONTRACTS      CONTRACTS(1)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1994           1,200     $ 1,159,510             --     $         --
  Opened                                  2,190       1,269,133            365       56,362,491
  Closed                                 (3,220)     (2,327,156)          (215)     (36,145,068)
                                     ------------   ------------   ------------     ------------
  Outstanding December 31, 1995             170     $   101,487            150     $ 20,217,423
                                     ------------   ------------   ------------     ------------
                                     ------------   ------------   ------------     ------------


EQUITY INCOME                            WRITTEN PUT OPTIONS           FUTURES CONTRACTS

                                                                                    AGGREGATE
                                       NUMBER OF     PREMIUMS       NUMBER OF     FACE VALUE OF
                                       CONTRACTS     RECEIVED       CONTRACTS      CONTRACTS(1)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1994               185   $    229,854            --      $        --
  Opened                                      435        362,022            85        25,465,261
  Closed                                     (620)      (591,876)          (53)      (15,513,589)
                                     ------------   ------------   ------------     ------------
  Outstanding December 31, 1995                --   $         --            32      $  9,951,672
                                     ------------   ------------   ------------     ------------
                                     ------------   ------------   ------------     ------------


QUANTITATIVE EQUITY                      WRITTEN PUT OPTIONS           FUTURES CONTRACTS

                                                                                    AGGREGATE
                                       NUMBER OF     PREMIUMS       NUMBER OF     FACE VALUE OF
                                       CONTRACTS     RECEIVED       CONTRACTS      CONTRACTS(1)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1994               640    $   775,554            --     $        --
  Opened                                      750        633,355            116      34,978,624
  Closed                                   (1,390)    (1,408,909)           (56)    (16,369,911)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1995                --    $       --              60    $ 18,608,713
                                     ------------   ------------   ------------    ------------
                                     ------------   ------------   ------------    ------------


                                            Notes to Financial Statements  117

FRANK RUSSELL INVESTMENT COMPANY


VOLATILITY CONSTRAINED BOND              WRITTEN PUT OPTIONS

                                       NUMBER OF      PREMIUMS
                                       CONTRACTS      RECEIVED
                                     ------------   ------------
  Outstanding December 31, 1994          133,500     $    79,772
  Opened                                      --             --
  Closed                                (133,500)        (79,772)
                                     ------------   ------------
  Outstanding December 31, 1995               --     $       --
                                     ------------   ------------
                                     ------------   ------------



MULTISTRATEGY BOND                       WRITTEN PUT OPTIONS          FUTURES CONTRACTS

                                                                                     AGGREGATE
                                       NUMBER OF     PREMIUMS       NUMBER OF     FACE VALUE OF
                                       CONTRACTS     RECEIVED       CONTRACTS      CONTRACTS(1)
                                     ------------   ------------   ------------    ------------
  Outstanding December 31, 1994               67     $    58,763            175    $  18,982,344
  Opened                                     769         377,288          1,315      151,352,250
  Exercised                                 (100)        (47,838)            --               --
  Closed                                    (717)       (381,677)        (1,205)    (138,502,178)
                                     ------------   ------------   ------------    -------------
  Outstanding December 31, 1995               19     $     6,536            285    $  31,832,416
                                     ------------   ------------   ------------    -------------
                                     ------------   ------------   ------------    -------------



INTERNATIONAL SECURITIES                 FUTURES CONTRACTS


                                       NUMBER OF     PREMIUMS
                                       CONTRACTS     RECEIVED
                                     ------------   ------------
  Outstanding December 31, 1994               --             --
  Opened                                      485   $ 54,521,405
  Closed                                     (302)   (35,157,475)
                                     ------------   ------------
  Outstanding December 31, 1995               156   $ 19,363,930
                                     ------------   ------------
                                     ------------   ------------

(1) The aggregate face value of contracts is computed on the date each contract was opened.

SECURITIES LENDING: The International Securities Fund may loan securities with a value up to 50% of its total assets to certain brokers. The Fund receives cash (U.S. currency) and securities issued or guaranteed by the U.S. Government or its agencies as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, short-term investment funds maintained by State Street, money market mutual funds, and such other short-term investments as State Street may from time to time select, provided the investments meet certain quality and diversification requirements. Income generated from the investment of cash collateral less negotiated rebate fees paid to participating brokers is divided between the Fund and State Street Bank and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street, and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. On December 7, 1995, the Fund suspended its securities lending program. All outstanding loans were recalled over the following two months. As of December 31, 1995, the value of outstanding securities on loan and the value of collateral amounted to $3,436,372 and $3,673,642, respectively.

118  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

4. RELATED PARTIES

   Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all the Funds which comprise the Investment Company, and manages the U.S. Government Money Market and Money Market Funds (two series of the Investment Company not presented in this annual report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the other Funds.

   For the year ended December 31, 1995, the management fee paid to Frank Russell Investment Management Company ("FRIMCo" or "Manager"), in accordance with the Investment Company's Management Agreement with that firm, amounted to $21,502,947 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                               ANNUAL RATE
                              -------------
  Diversified Equity               0.78%
  Special Growth                   0.95
  Equity Income                    0.80
  Quantitative Equity              0.78
  International Securities         0.95
  Diversified Bond                 0.45
  Volatility Constrained Bond      0.50
  Multistrategy Bond               0.65


The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits on an annual basis, such excess will be paid by FRIMCo. For the year ended December 31, 1995, FRIMCo voluntarily agreed to reimburse all expenses of the Multistrategy Bond Fund that exceeded the annual rate of 0.85% of its average daily net assets. The amount of such reimbursement was $83,382.

Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Funds, pursuant to a written Service Agreement. The PVS computerized data base system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. The Funds' total fees for the year ended December 31, 1995 were $349,884 before waivers. The Manager voluntarily agreed to waive $83,475 of these fees for the International Securities Fund.

The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1995 were $1,929,613.

The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of the Frank Russell Investment Management Company. These commissions are net of a refund (up to 70%) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1995 were as follows:



  Diversified Equity           $63,262
  Special Growth                 1,442
  Equity Income                 30,547
  Quantitative Equity              108
  International Securities      91,467


The Investment Company was paying each of its Trustees not affiliated with FRIMCo a retainer of $16,000 per year plus out-of-pocket expenses. Effective April 25, 1995, the annual retainer was increased to $20,000. Total trustee expenses were $96,696 for the year ended December 31, 1995 and were allocated to each Fund on a pro rata basis, including 14 affiliated funds not presented here.

Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor of the Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

                                            Notes to Financial Statements  119

FRANK RUSSELL INVESTMENT COMPANY

5. MONEY MARKET FUND

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented in this annual report). These investments are reflected as purchases and redemptions of shares of the Money Market
Fund. The interest earned by the Money Market Fund related to these investments is reflected as dividends paid (or payable) on such shares. As of December 31, 1995, $157,451,000 of the Money Market Fund's net assets represents investments by these Funds and $334,481,000 represents the investments of other affiliated Funds not presented here.

6. COMMITMENTS

As of December 31, 1995 Diversified Equity, International Securities, Diversified Bond and Multistrategy Bond Funds have entered into various forward foreign currency exchange and foreign currency exchange spot contracts which contractually obligate the Fund to deliver or receive currencies at specified future dates. Open contracts were as follows:

                                DIVERSIFIED EQUITY FUND
                       FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
        --------------------    ---------------    ---------------    --------------
        USD           52,097    NOK      329,481        01/02/96      $           (1)
        USD           65,549    NOK      417,086        01/03/96                 299
        USD           48,456    NOK      307,213        01/04/96                  45
                                                                      --------------
                                                                      $          343
                                                                      --------------
                                                                      --------------



                              INTERNATIONAL SECURITIES FUND
                       FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
        --------------------    -----------------   ---------------   --------------
        USD        1,046,290    AUD     1,400,000       03/29/96      $      (10,236)
        USD        2,315,627    DEM     3,300,000       03/29/96              (4,783)
        USD        1,915,410    FRF     9,400,000       03/29/96               6,939
        USD        7,784,000    GBP     5,000,000       03/29/96             (35,558)
        USD       13,830,575    JPY 1,400,000,000       03/29/96             (95,322)
        DEM        5,765,000    USD     4,055,176       03/21/96              19,802
        FRF       25,910,000    USD     5,269,473       03/21/96             (28,646)
        GBP        3,595,000    USD     5,699,190       02/01/96             120,591
        JPY      722,775,000    USD     7,500,000       01/08/96             489,562
        JPY      217,400,000    USD     2,170,636       03/21/96              40,255
                                                                      ---------------
                                                                      $      502,604
                                                                      ---------------
                                                                      ---------------



                         FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                       UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
        --------------------    -----------------   ---------------    -------------
        USD          135,358    AUD       181,810       01/08/96      $         (223)
        USD           23,853    CHF        27,469       01/04/96                 (39)
        USD          138,411    GBP        89,234       01/08/96                 173
        USD          599,192    SEK     3,978,934       01/04/96                  72
        USD          133,640    SGD       188,900       01/04/96                 (95)
        BRL            5,627    USD         5,804       01/02/96                  16
                                                                      ---------------
                                                                      $          (96)
                                                                      ---------------
                                                                      ---------------

120  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

                               DIVERSIFIED BOND FUND
                     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
        --------------------    -----------------  ---------------    --------------
        DEM        5,403,208    USD     3,884,908      01/11/96       $      115,638
        DEM          147,908    USD       105,104      12/09/96                  333
                                                                       --------------
                                                                      $      115,971
                                                                      ---------------
                                                                      ---------------


                              MULTISTRATEGY BOND FUND
                     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                        UNREALIZED
                                                                       APPRECIATION
        CONTRACTS TO DELIVER    IN EXCHANGE FOR    SETTLEMENT DATE    (DEPRECIATION)
        --------------------    -----------------  ---------------    --------------
        DEM        4,317,000    USD     3,014,665      01/18/96        $       1,988
        DEM          591,840    USD       420,565      12/09/96                1,333
        DEM        4,698,000    USD     3,311,366      12/13/96              (17,058)
                                                                       -------------
                                                                       $     (13,737)
                                                                       -------------
                                                                       -------------


The related net unrealized appreciation (depreciation) is reflected in the preceding Funds' financial statements.

7. DIVIDENDS

On February 1, 1996, the Board of Trustees declared the following dividends from net investment income payable on February 9, 1996, to shareholders of record on February 2, 1996:


  Diversified Bond              $ 0.1233
  Volatility Constrained Bond     0.0991
  Multistrategy Bond              0.0528


                                            Notes to Financial Statements  121

FRANK RUSSELL INVESTMENT COMPANY

ADDITIONAL INFORMATION


December 31, 1995 (Unaudited)

  On January 22, 1996, a special meeting of the shareholders of the Funds was held for the purpose of voting on the following matter:

     To approve the Investment Company's operation in accordance with the exemptive order granted on June 27, 1995 to the Investment Company and the Manager by the Securities and Exchange Commission.

     The exemptive order permits the Manager to engage and terminate unaffiliated money managers for each Fund without holding shareholder meetings and to disclose in the Investment Company's prospectus, with respect to each Fund, only the aggregate fees paid to that Fund's money managers and the net advisory fees retained by the Manager with respect to that Fund.

The results of the vote on the proposal for the 22 Funds, on which 8 are reported in these financial statements, were as follows:


                             NUMBER OF     % OF OUTSTANDING    % OF SHARES
           VOTE                SHARES           SHARES             VOTED
  ---------------------      -----------   ----------------     ------------
  Affirmative                349,878,731              68.5%            99.9%
  Against                        226,716               --               0.1%
  Abstain                         15,879               --                --
                             -----------   ----------------     ------------
  Total                      350,121,326              68.5%           100.0%
                             -----------   ----------------     ------------
                             -----------   ----------------     ------------


TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for their taxable year ended December 31, 1995:


      Diversified Equity          $35,078,456
      Special Growth               16,739,577
      Equity Income                 9,173,168
      Quantitative Equity          27,443,680
      International Securities     17,973,915
      Multistrategy Bond                2,646


Please consult a tax advisor for questions about federal or state income tax laws.


122  Additional Information

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001

TRUSTEES
George F. Russell, Jr., Chairman
Lynn L. Anderson
Paul E. Anderson
Paul Anton, PhD
William E. Baxter
Lee C. Gingrich
Eleanor W. Palmer

OFFICERS
Lynn L. Anderson, President and Chief Executive Officer
Peter Apanovitch, Manager of Short Term Investment Funds
George W. Weber, Treasurer and Chief Accounting Officer
Randall P. Lert, Director of Investments
Karl Ege, Secretary

MANAGER
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, WA  98402

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA  02171

TRANSFER AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 - One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, WA  98402

MONEY MANAGERS

DIVERSIFIED EQUITY
Alliance Capital Management L.P., Minneapolis, MN
Systematic Financial Management, L.P., Fort Lee, NJ
Columbus Circle Investors, Stamford, CT
Equinox Capital Management, Inc., New York, NY
INVESCO Capital Management, Inc. Atlanta, GA
Lincoln Capital Management Company, Chicago, IL
Suffolk Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA
Wellington Management Company, Boston, MA

SPECIAL GROWTH
Delphi Management, Inc., Boston, MA
Fiduciary International, Inc., New York, NY
Globeflex Capital, L.P., San Diego, CA
    (added on 01/08/96)
Jacobs Levy Equity Management, Inc., Roseland, NJ
Mitchell Hutchins Institutional Investors, New York, NY
    (replaced on 12/21/95)
Sirach Capital Management, Inc., Seattle, WA
Wellington Management Company, Boston, MA

EQUITY INCOME
Brandywine Asset Management, Inc., Wilmington, DE
Equinox Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

QUANTITATIVE EQUITY
BZW Barclays Global Fund Advisors, San Francisco, CA
Franklin Portfolio Associates Trust, Boston, MA
J.P. Morgan Investment Management Inc., New York, NY

INTERNATIONAL SECURITIES
Grantham, Mayo, Van Otterloo & Co., Boston, MA
J.P. Morgan Investment Management Inc., New York, NY
Marathon Asset Management Limited, London, England
Oechsle International Advisors, Boston, MA
Rowe Price-Fleming International, Inc., Baltimore, MD

DIVERSIFIED BOND
Lincoln Capital Management Company, Chicago, IL
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

VOLATILITY CONSTRAINED BOND
Blackrock Financial Management, New York, NY
Standish, Ayer & Wood, Inc., Boston, MA

MULTISTRATEGY BOND
BEA Associates, New York, NY
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                                               Manager and Money Managers  123

FRANK RUSSELL INVESTMENT COMPANY

Frank Russell Investment Company is a "series mutual fund" with 22 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.


FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

Responsible for overall management and administration of the Funds.


FRANK RUSSELL COMPANY

Consultant to Frank Russell Investment Management Company.

                                TABLE OF CONTENTS
                                                                        PAGE
REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . .    2

REAL ESTATE SECURITIES FUND. . . . . . . . . . . . . . . . . . . . . .    3

EMERGING MARKETS FUND  . . . . . . . . . . . . . . . . . . . . . . . .   11

LIMITED VOLATILITY TAX FREE FUND . . . . . . . . . . . . . . . . . . .   25

U.S. GOVERNMENT MONEY MARKET FUND. . . . . . . . . . . . . . . . . . .   37

TAX FREE MONEY MARKET FUND . . . . . . . . . . . . . . . . . . . . . .   43

NOTES TO FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .   53

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .   59

MANAGER AND MONEY MANAGERS . . . . . . . . . . . . . . . . . . . . . .   60


FRANK RUSSELL INVESTMENT COMPANY - SPECIALTY FUNDS

Copyright -C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Real Estate Securities Fund, Emerging Markets Fund, Limited Volatility Tax Free Fund, U.S. Government Money Market Fund, and Tax Free Money Market Fund (the "Funds")), as of December 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 12, 1996
                                          /s/ Coopers & Lybrand LLP.

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                         NUMBER       MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                        -------      --------
COMMON STOCKS - 91.7%
APARTMENT - 23.0%
Associated Estates Realty Corp. (c)                     245,000      $  5,268
Avalon Properties, Inc. (c)                             262,900         5,652
Camden Property Trust (c)                               277,500         6,625
Colonial Properties Trust (c)                           200,300         5,108
Columbus Realty Trust (c)                               227,800         4,414
Equity Residential Properties Trust (c)                  69,700         2,135
Merry Land and Investment Co., Inc. (c)                 367,100         8,673
Oasis Residential, Inc. (c)                             234,800         5,342
Post Properties, Inc. (c)                               262,000         8,351
Security Capital Pacific Trust (c)                      138,615         2,738
Smith (Charles E.) Residential Realty, Inc. (c)         178,300         4,212
Summit Properties, Inc. (c)                             134,800         2,679
United Dominion Realty Trust, Inc. (c)                  372,400         5,585
                                                                     --------
                                                                       66,782
                                                                     --------

HEALTH CARE - 6.9%
Health Care Property Investors, Inc. (c)                253,200         8,894
Nationwide Health Properties, Inc. (c)                  267,500        11,235
                                                                     --------
                                                                       20,129
                                                                     --------

HOTELS - 4.6%
Bristol Hotel Co. (a)                                    42,900         1,046
Felcor Suite Hotels, Inc. (c)                           138,300         3,838
Patriot American Hospitality, Inc. (c)                  156,200         4,022
Starwood Lodging Trust New (c)                          151,600         4,510
                                                                     --------
                                                                       13,416
                                                                     --------

OFFICE/INDUSTRIAL - 18.2%
Beacon Properties Corp. (c)                             123,400         2,838
Cali Realty Corp. (c)                                   253,900         5,554
Carr Realty Corp. (c)                                   118,200         2,881
Cousins Properties, Inc. (c)                            284,400         5,759
Crescent Real Estate Equities (c)                       130,100         4,440
Duke Realty Investments, Inc. (c)                       184,600         5,792
Highwoods Properties, Inc. (c)                          196,000         5,537
Liberty Property Trust (c)                              259,000         5,374
Reckson Associates Realty Corp. (c)                     148,800         4,371
Security Capital Industrial Trust (c)                    95,700         1,675
Spieker Properties, Inc. (c)                            134,700         3,384
Weeks Corp. (c)                                         217,300         5,460
                                                                     --------
                                                                       53,065
                                                                     --------

SELF STORAGE - 2.2%
Shurgard Storage Centers, Inc. Class A (c)               87,700         2,368
Storage USA, Inc. (c)                                   122,000         3,980
                                                                     --------
                                                                        6,348
                                                                     --------

SHOPPING CENTER - 17.3%
Bradley Real Estate, Inc. (c)                           164,000         2,214
Developers Diversified Realty Corp. (c)                 324,300         9,729
Federal Realty Investment Trust New (c)                 420,700         9,571
Kimco Realty Corp. (c)                                  444,750        12,119
Price (The), Inc. (c)                                   171,000         4,745
Sizeler Property Investors, Inc. (c)                     96,300           855
Vornado Realty Trust (c)                                295,500        11,082
                                                                     --------
                                                                       50,315
                                                                     --------

OUTLET CENTERS - 2.3%
Chelsea GCA Realty, Inc. (c)                            109,100         3,273
HGI Realty, Inc. (c)                                     13,500           309
Tanger Factory Centers, Inc. (c)                        126,400         3,160
                                                                     --------
                                                                        6,742
                                                                     --------

REGIONAL MALLS - 17.2%
CBL & Associates Properties, Inc. (c)                   204,500         4,448
DeBartolo Realty Corp. (c)                              537,500         6,988
Glimcher Realty Trust (c)                               398,000         6,866
J.P. Realty, Inc. (c)                                   338,700         7,409
Macerich Co. (c)                                        333,000         6,660
Mills Corp. (The) (c)                                    44,900           763
Rouse Co. (The)                                         501,000        10,208
Simon Property Group, Inc. (c)                          167,800         4,089
Taubman Centers, Inc. (c)                               246,500         2,464
                                                                     --------
                                                                       49,895
                                                                     --------

TOTAL COMMON STOCKS
(cost $244,230)                                                       266,692
                                                                     --------

Specialty Funds                                    Real Estate Securities Fund  3


REAL ESTATE SECURITIES FUND
STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                         (000)          (000)
                                                       ---------      --------

SHORT-TERM INVESTMENTS - 7.6%

Frank Russell Investment Company
  Money Market Fund, due on demand (b)                  $22,127      $ 22,127
                                                                     --------

TOTAL SHORT-TERM INVESTMENTS
(cost $22,127)                                                         22,127
                                                                     --------

TOTAL INVESTMENTS
(identified cost $266,357)(d) - 99.3%                                 288,819
                                                                     --------

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                              2,171
                                                                     --------

NET ASSETS - 100.0%                                                  $290,990
                                                                     --------
                                                                     --------

(a) Nonincome-producing security.

(b) At cost, which approximates market.

(c) Real Estate Investment Trust.

(d) At December 31, 1995, the cost for federal income tax purposes was $266,409 and net unrealized appreciation for all securities was $22,410. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $27,876 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,466.

        The accompanying notes are an integral part of the financial statements.


4  Real Estate Securities Fund                                 Specialty Funds

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at market (identified cost $266,356,526)(Note 2).........................  $288,818,934
  Receivables:
    Dividends..........................................................................     2,460,627
    Investments sold...................................................................     1,021,859
    Fund shares sold...................................................................     1,017,761
                                                                                         ------------
                                                                                          293,319,181

LIABILITIES
  Payables:
    Investments purchased............................................  $  734,184
    Fund shares redeemed.............................................   1,280,854
    Accrued bookkeeping service fees (Note 4)........................       1,150
    Accrued management fees (Note 4).................................     204,822
    Accrued transfer agent fees (Note 4).............................      55,211
    Other accrued expenses...........................................      53,024           2,329,245
                                                                       ----------        ------------

NET ASSETS.............................................................................  $290,989,936
                                                                                         ------------
                                                                                         ------------

NET ASSETS CONSIST OF:
  Accumulated net realized gain (loss).................................................  $ (2,439,743)
  Unrealized appreciation (depreciation) on investments................................    22,462,408
  Shares of beneficial interest........................................................       123,766
  Additional paid-in capital...........................................................   270,843,505
                                                                                         ------------

NET ASSETS.............................................................................  $290,989,936
                                                                                         ------------
                                                                                         ------------

Net asset value, offering and redemption price per share,
 ($290,989,936 divided by 12,376,566 shares of $.01 par value
 shares of beneficial interest outstanding)............................................     $23.51
                                                                                         ------------
                                                                                         ------------

        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Real Estate Securities Fund  5

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

INVESTMENT INCOME
Income:
  Dividends............................................................................  $16,205,619
  Dividends from Money Market Fund (Note 5)............................................    1,156,241
                                                                                         -----------
                                                                                          17,361,860

Expenses (Notes 2 and 4):
  Management fees....................................................  $ 2,065,552
  Custodian fees.....................................................       90,904
  Transfer agent fees................................................      297,051
  Bookkeeping service fees...........................................        5,231
  Professional fees..................................................       14,711
  Registration fees..................................................       42,580
  Trustees' fees.....................................................        4,366
  Miscellaneous......................................................       14,880         2,535,275
                                                                       -----------       -----------

Net investment income..................................................................   14,826,585
                                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments..............................................     (947,446)
Net change in unrealized appreciation or depreciation of investments...................   14,217,578
                                                                                         -----------

Net gain (loss) on investments.........................................................   13,270,132
                                                                                         -----------

Net increase (decrease) in net assets resulting from operations........................  $28,096,717
                                                                                         -----------
                                                                                         -----------

        The accompanying notes are an integral part of the financial statements.


6  Real Estate Securities Fund                                 Specialty Funds

REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                               1995           1994
                                                                           ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................................................  $ 14,826,585   $ 10,250,499
  Net realized gain (loss) from investments..............................      (947,446)     2,709,077
  Net change in unrealized appreciation or depreciation of
   investments during the year...........................................    14,217,578       (787,306)
                                                                           ------------   ------------
Net increase (decrease) in net assets resulting from operations..........    28,096,717     12,172,270

Distributions to shareholders:
  Net investment income..................................................   (15,134,155)   (10,055,022)
  Net realized gain on investments.......................................            --     (3,360,493)
  In excess of net realized gain on investments..........................            --     (1,491,333)
  Tax return of capital..................................................      (207,871)            --
Increase (decrease) in net assets from Fund share transactions...........    69,027,371     66,775,555
                                                                           ------------   ------------

INCREASE (DECREASE) IN NET ASSETS........................................    81,782,062     64,040,977
Net assets at beginning of year..........................................   209,207,874    145,166,897
                                                                           ------------   ------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income of $390,637 at
  December 31, 1994).....................................................  $290,989,936   $209,207,874
                                                                           ------------   ------------
                                                                           ------------   ------------


FUND SHARE TRANSACTIONS                                              1995                        1994
                                                           -------------------------   -------------------------
                                                             SHARES        AMOUNT        SHARES        AMOUNT
                                                           ----------   ------------   ----------   ------------
Fund shares sold........................................    4,842,544   $108,140,650    4,115,042   $ 95,055,963
Fund shares issued to shareholders in reinvestments of
 distributions..........................................      548,366     12,360,832      543,891     12,030,634
Fund shares redeemed....................................   (2,298,035)   (51,474,111)  (1,752,061)   (40,311,042)
                                                           ----------   ------------   ----------   ------------

Net increase (decrease).................................    3,092,875   $ 69,027,371    2,906,872   $ 66,775,555
                                                           ----------   ------------   ----------   ------------
                                                           ----------   ------------   ----------   ------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Real Estate Securities Fund  7

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                           1995     1994     1993     1992     1991
                                                         -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR.....................  $ 22.53  $ 22.76  $ 21.50  $ 19.33  $ 14.99
                                                         -------  -------  -------  -------  -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................................     1.32     1.25     1.05     1.08     1.11
  Net realized and unrealized gain (loss) on
   investments.........................................     1.03      .40     2.68     2.16     4.36
                                                         -------  -------  -------  -------  -------

  Total Income From Investment Operations..............     2.35     1.65     3.73     3.24     5.47
                                                         -------  -------  -------  -------  -------

LESS DISTRIBUTIONS:
  Net investment income................................    (1.35)   (1.23)   (1.04)   (1.07)   (1.13)
  Net realized gain on investments.....................       --     (.45)   (1.43)      --       --
  In excess of net realized gain on investments........       --     (.20)      --       --       --
  Tax return of capital................................     (.02)      --       --       --       --
                                                         -------  -------  -------  -------  -------

  Total Distributions..................................    (1.37)   (1.88)   (2.47)   (1.07)   (1.13)
                                                         -------  -------  -------  -------  -------

NET ASSET VALUE, END OF YEAR...........................  $ 23.51  $ 22.53  $ 22.76  $ 21.50  $ 19.33
                                                         -------  -------  -------  -------  -------
                                                         -------  -------  -------  -------  -------

TOTAL RETURN (%).......................................    10.87     7.24    17.42    17.29    37.08

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expense, net, to average net assets........     1.04     1.05     1.11     1.20     1.26
  Operating expenses, gross, to average net assets.....     1.04     1.05     1.11     1.20     1.31
  Net investment income to average net assets..........     6.10     5.65     4.52     5.60     6.50
  Portfolio turnover...................................    23.49    45.84    58.38    19.72    13.28
  Net assets, end of year ($000 omitted)...............  290,990  209,208  145,167   75,902   42,771
  Per share amount of fees reimbursed ($ omitted)......       --       --       --       --    .0076


8  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                    [GRAPH]
                         GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31     REAL ESTATE SECURITIES          NAREIT EQUITY REIT**      LIPPER-C- REAL ESTATE++
-----------------     ----------------------          --------------------      -----------------------
Inception*                   $ 10,000                       $ 10,000                   $10,000
   1989                      $  9,843                       $  9,690                   $ 9,692
   1990                      $  8,276                       $  8,203                   $ 8,093
   1991                      $ 11,345                       $ 11,182                   $10,712
   1992                      $ 13,306                       $ 12,733                   $12,093
   1993                      $ 15,624                       $ 15,237                   $14,911
   1994                      $ 16,755                       $ 15,721                   $14,614
   1995                      $ 18,576                       $ 18,119                   $16,528


Real Estate Securities Fund

PERIODS ENDED            GROWTH OF             TOTAL
  12/31/95                $10,000              RETURN
-------------            ---------             ------
1 Year                   $  11,087             10.87%
5 Years                  $  22,446             17.55%
Inception                $  18,576             10.13%***

NAREIT Equity REIT Index

PERIODS ENDED            GROWTH OF             TOTAL
  12/31/95                $10,000              RETURN
-------------            ---------             ------
1 Year                   $  11,526             15.26%
5 Years                  $  22,088             17.17%
Inception                $  18,119              9.71%***

Lipper Real Estate Benchmark

PERIODS ENDED            GROWTH OF             TOTAL
  12/31/95                $10,000              RETURN
-------------            ---------             ------
1 Year                   $  11,310             13.10%
5 Years                  $  20,421             15.35%
Inception                $  16,528              8.37%***

* Assumes initial investment on August 1, 1989. Lipper index comparison for the initial investment began October 1, 1989.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REIT's listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITS listed for the entire period are used in the total return calculation.

++ Lipper-C- Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

*** Annualized.


REAL ESTATE SECURITIES FUND returned 10.9% in 1995, which trailed the NAREIT Equity REIT Index return of 15.3%. The portfolio was managed in a manner consistent with its objective to achieve a high level of total return generated through above-average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

Although it was an excellent year for real estate investment trust investments, the Fund fell behind the index early in the year and proceeded to lose further ground in the ensuing months. The Fund's bearish view, and subsequent underweighting, of the self storage and hotel sectors in the first quarter resulted in the Fund missing out on the strong gains posted by securities in these sectors early in the year. The Fund's underperformance late in the year was driven by an overweighting of investments in retail and apartment property securities, which lagged other sectors of the market by a considerable margin.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


Specialty Funds                                 Real Estate Securities Fund  9

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
COMMON STOCKS - 69.4%
ARGENTINA - 4.8%
Banco Frances del Rio la Plata - ADR                   8,970       $    241
Buenos Aires Embotelladora SA - ADR                   18,000            371
Central Puerto SA Class B                            120,000            456
Comercial de Plata (a)                               201,100            533
Cresud SA (a)                                        349,500            475
Dalmine Siderca SA                                   615,830            597
Inversiones Y Representaciones                        66,529            168
Inversiones Y Representaciones SA - GDR                6,225            159
Naviera Perez Companc Class B                        414,540          2,197
Telecom Argentina Class B                             87,122            411
Telefonica de Argentina Class B                      150,000            405
Telefonica de Argentina Class B - ADR                 36,950          1,007
YPF Sociedad Anonima Class D - ADR                    57,100          1,234
                                                                   --------
                                                                      8,254
                                                                   --------
AUSTRALIA - 0.3%
Lihir Gold, Ltd. (a)                                 444,200            485
                                                                   --------
                                                                        485
                                                                   --------
AUSTRIA - 0.6%
Julius Meinl International                             5,626            178
Nafta (a)                                              5,110            340
Tabak AS (a)                                           3,500            540
                                                                   --------
                                                                      1,058
                                                                   --------
BANGLADESH - 0.2%
Apex Tannery (a)                                       2,300             44
Beximco Infusion                                       7,500             64
Eastern Housing, Ltd.                                  5,000             16
Orion Infusions, Ltd. (a)                             80,000            275
                                                                   --------
                                                                        399
                                                                   --------
BRAZIL - 2.8%
Compania Energetica de Minas - ADR (a)                25,623            557
Compania Energetica de Minas Gerais (a)              544,776             12
Forca E Luz (Cia Paul) NPC                         4,047,000            196
Makro Atacadista - GDS (a)                            30,000            171
Rhodia Ster SA NPV                                   129,820            116
Souza Cruz NPV                                        15,920             90
Telecomunicacoes Brasileiras - ADR                    42,970          2,036
Telecomunicacoes Brasileiras -
  ADR (144A)                                              88              4
Telecomunicacoes Brasileiras NPV                  29,823,900          1,154
White Martins SA NPV                             542,259,378            541
                                                                   --------
                                                                      4,877
                                                                   --------
CHILE - 4.0%
Administradora de Fondos
  de Pensiones Provida SA - ADR                       20,470            565
Antofagasta Holdings PLC                             190,000            841
Banco de A. Edwards Series A - ADR (a)                 8,800            173
Banco O'Higgins - ADR                                 20,000            460
Chilgener SA - ADR                                    30,000            750
Compania de Telefonos (Chile) SA - ADR                13,922          1,154
Embotelladora Andina - ADR                            17,000            614
Enersis SA - ADR                                      39,355          1,122
Laboratorio Chile SA - ADR                            30,000            379
Madeco SA - ADR                                        4,942            133
Maderas Y Sinteticos Sociedad - ADR                   25,400            495
Moneda Chile Fund (a)                                  5,125             51
Sociedad Quimica Y Minera
  de Chile SA - ADR                                    2,030             95
Vina Concha Y Toro SA - ADR                            5,750            104
                                                                   --------
                                                                      6,936
                                                                   --------
CHINA - 0.3%
Huaneng Power International, Inc.
  - ADR Series N (a)                                   3,700             53
Luoyang Glasswork Class H                             38,000             10
Shanghai Dazhong Taxi Class B                        317,570            232
Yizheng Chemical Fibre Series H                      800,000            179
                                                                   --------
                                                                        474
                                                                   --------
COLOMBIA - 0.2%
Banco Industrial Colombiano SA - ADR                  24,400            400
                                                                   --------
                                                                        400
                                                                   --------
CZECH REPUBLIC - 0.6%
Cesky IF (a)                                          11,582            133
Czechoslovakian Value Fund (Units)(a)                 17,000            162
Czechoslovakian Value Fund
  1998 Warrants (a)                                    3,400              7
Elektrarny Opatovice AS (a)                              500             60
Komercni Banka AS - GDR (a)                            7,700            139
Privat Fonds                                          10,300            189
SPT Telecom AS (a)                                     2,530            239
Vseobecny Investment Fund (a)                          1,300              6
Vynosovy Investment Fund (a)                          18,600             97
                                                                   --------
                                                                      1,032
                                                                   --------
GHANA - 0.3%
Ashanti Goldfields Co., Ltd. - GDS                    24,490            484
                                                                   --------
                                                                        484
                                                                   --------


Specialty Funds                                       Emerging Markets Fund  11


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
GREECE - 1.3%
AEGEK SA                                              14,000       $    120
AEGEK SA New (a)                                       1,400             12
Alpha Credit Bank (Regd)                               3,500            202
Athens Medical Center SA (Regd)                       24,000            150
Ergo Bank (Regd)                                      22,000            876
Greek Progress Fund                                   17,410            148
Hellenic Bottling                                     12,332            403
Titan Cement Co.                                       8,000            336
                                                                   --------
                                                                      2,247
                                                                   --------
HONG KONG - 1.9%
Alco Holdings                                      1,000,000            153
ASM Pacific Technology                               212,000            184
Chen Hsong Holding                                   700,000            367
Cheung Kong Holdings, Ltd.                           108,000            658
Formosa Fund - IDR (Regd)(a)                              38            281
Fountain Set Holdings                              1,500,000            287
Guangdong Investment                                  60,000             36
Guangzhou Investment                               1,000,000            191
H.S.B.C. Holdings (UK Regd)                           42,200            639
Johnson Electric Holdings, Ltd.                       43,000             77
M.C. Packaging                                       199,000             71
Peregrine (Alien Market)(Units)(a)                     5,400             40
Shangri-La Asia, Ltd.                                 52,000             64
Yue Yuen Industrial                                  323,000             85
Zhenhai Refining & Chemical Co., Ltd.
  Series H                                           620,000            115
                                                                   --------
                                                                      3,248
                                                                   --------
HUNGARY - 1.0%
Chemical Works of Gedeon Richter - ADR                31,652            592
Egis                                                  21,719            482
Mol Magyar Olay-Es Gazipari - GDS (a)                 80,000            640
                                                                   --------
                                                                      1,714
                                                                   --------
INDIA - 2.7%
Arvind Mills - GDS                                    88,990            378
Ashok Leyland, Ltd. - GDR (a)                         10,000            102
Bajaj Auto Ltd. - GDR                                 28,500            713
Century Textiles & Industries, Ltd. - GDR (a)            500             70
Genesis India Investment Co. (a)                      95,742            950
Global Tele-Systems Group, Inc. (a)                      525              9
Grasim Industries, Ltd. - GDR (a)                      9,350            187
Grasim Industries, Ltd. - GDS                         18,200            364
Hindalco Industries, Ltd. - GDR (a)                   12,200            407
I.T.C., Ltd.- GDR (a)                                 17,600            156
Indian Hotels Co., Ltd. - GDR (a)                      7,000            135
Indian Petrochemicals - GDR (a)                        7,000             87
Indo Gulf Fertilizers & Chemicals - GDR              207,600            270
Larsen & Toubro - GDS                                  8,100            144
Larsen & Toubro, Ltd. - GDR                           10,600            187
Perusahaan Persero Telekom - ADR (a)                   8,300            210
Raymond Woolen Mills, Ltd. - GDR (a)                   3,700             61
Tube Investments of  India - GDR                     123,080            214
Videocon International - GDS                          25,900             64
                                                                   --------
                                                                      4,708
                                                                   --------
INDONESIA - 2.4%
Astra International (Alien Market)                    85,000            177
Bank Bali (Alien Market)                              31,200             61
Bank Bali 2000 Warrants (Alien Market)(a)             14,400              4
Bank International Indonesia (Alien Market)           36,800            122
Bimantara Citra (Alien Market)(a)                    131,500            109
Ciputra Development (Alien Market)                    70,000            110
Dankos Laboratories (Alien Market)                    46,250            107
HM Sampoerna (Alien Market)                           26,500            276
Indorama Synthetic (Alien Market)                     58,400            211
Indosat (Alien Market)                               122,000            443
Inti Indorayon Utama (Alien Market)                  161,000            169
Kalbe Farma (Alien Market)                            88,000            298
Modern Photo Film Co. (Alien Market)                  35,000            203
Ometraco Corporation 2000 Warrants (a)                75,000              4
Ometraco Finance (Alien Market)                      700,000            321
Pabrik Kertas Tjiwi Kimia (Alien Market)              35,434             33
Perusahaan Per Ind Sat Cor - ADR                       2,400             88
PT Sekar Bumi (Alien Market)(a)                       75,000             66
Putra Surya Perkasa (Alien Market)                   400,000            153
Semen Cibinong (Alien Market)                        230,600            575
Semen Gresik (Alien Market)                           88,000            246
Smart (Sinar Mas) AG (Alien Market)                  300,000            167
Tambang Timah - GDR (a)                               10,300            122
                                                                   --------
                                                                      4,065
                                                                   --------
ISRAEL - 0.5%
Africa-Israel Investments, Ltd. (a)                       85            102
ECI Telecom, Ltd.                                      4,300             98
Elbit, Ltd.                                               60              3
Israel Chemicals, Ltd. (a)                            74,400             59

2  Emerging Markets Fund                                       Specialty Funds



EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
Koor Industries                                          280       $     28
Teva Pharmaceutical Industries, Ltd.                     252            115
Teva Pharmaceutical Industries, Ltd. - ADR            11,650            538
                                                                   --------
                                                                        943
                                                                   --------
LUXEMBOURG - 0.5%
Millicom International Cellular SA (a)                30,000            915
                                                                   --------
                                                                        915
                                                                   --------
MALAYSIA - 6.5%
AMMB Holdings Berhad                                  41,000            468
Arab Malaysian Corp. Berhad                          518,000          1,876
Arab Malaysian Finance (Alien Market)                 40,000            170
DCB Holdings Berhad                                  288,000            839
DCB Holdings Berhad 1999 Warrants (a)                 33,000             33
Genting Berhad                                        72,500            605
Hong Leong Industries Berhad                          75,000            399
IJM Corp. Berhad                                     471,000            749
IND Oxygen, Inc.                                     519,000            509
Kwong Yik Bank                                        89,000            191
Land & General Berhad                                120,000            260
Linatex Process                                      137,500            552
London & Pacific Insurance Co. Berhad                  4,000             17
Malaysian Assurance Alliance Berhad                    9,125             41
Metacorp Berhad                                      114,000            296
Nestle Berhad                                         55,000            403
Petronas Gas Berhad (a)                              260,000            886
Petronas Gas Berhad 2000 Warrants (a)                 11,000             18
Public Finance Berhad (Alien Market)                 300,000            650
Renong Berhad                                        109,000            161
Resorts World Berhad                                  90,000            482
Tanjong PLC                                           68,000            198
Telekom Malaysia                                      87,000            678
United Engineers Berhad                              106,000            677
                                                                   --------
                                                                     11,158
                                                                   --------
MEXICO - 7.3%
Cemex SA Class B NPV                                 314,000          1,140
Cemex SA de CV NPV                                   108,640            358
Cifra SA de CV Class B NPV  (a)                      100,000            104
Cifra SA de CV Class C NPV (a)                       207,960            210
Compania Cervecerias Unidas SA - ADR                  16,200            375
Desc Sociedad de Fomento Industrial
  SA de CV Series B NPV (a)                           48,000            176
Empresas ICA Sociedad - ADR                           16,000            164
Empresas la Moderna SA de CV - ADR (a)                20,886            324
Fomento Economico Series B NPV                       215,000            483
Grupo Carso Series A NPV (a)                          84,000            453
Grupo Casa Autrey SA de CV - ADR                       9,600            128
Grupo Financiero Banamex AC Series B                 219,600            368
Grupo Financiero Banamex AC
  Series L NPV                                        38,000             56
Grupo Financiero Bancomer
  Series B NPV (a)                                   570,000            159
Grupo Mexico SA B Shares NPV (a)                     107,000            452
Grupo Modelo SA Series C                              58,000            274
Grupo Simec SA de CV - ADR (a)                        20,700            129
Herdez Class B NPV (a)                               300,000             65
Industrias Penoles NPV                               228,700            949
Kimberly-Clark, Mexico Class A NPV                    69,000          1,041
Pan American Beverage Class A                         22,000            704
Sears Roebuck de Mexico
  Series B - GDS (a)                                  21,000             95
Seguros Comercial America NPV
  Series B (a)                                       870,000            203
Telefonos de Mexico SA Series L - ADR                108,465          3,457
Transportacion Maritima Mexica
  Series A - ADR (a)                                  47,000            353
Transportacion Maritima Mexicana
  SA de CV - ADR Series L (a)                         28,100            235
Vitro Sociedad Anonima - ADR (a)                      20,541             98
                                                                   --------
                                                                     12,553
                                                                   --------
NETHERLANDS - 0.5%
Ceteco Holding NV CVA                                 25,357            811
                                                                   --------
                                                                        811
                                                                   --------
PAKISTAN - 0.6%
Adamjee Insurance                                     15,875             47
Dandot Cement Co. (a)                                  7,887              4
Dewan Salmon Fibre (a)                                10,300             25
DG Kahn Cement                                        96,954             85
DG Kahn Cement Rights (a)                             29,086             10
Engro Chemical                                        15,320             63
Hub Power Co. - GDR (a)                               15,000            261
Hub Power, Ltd. - GDR (a)                              1,300             23
Khadim Ali Shah                                       15,972             12
National Development Bank                              7,628              4
Nishat Textile (a)                                    47,633             41
Pakistan State Oil                                    49,506            383
Pakistan Telecommunications Corp. (a)                160,000            144
                                                                   --------
                                                                      1,102
                                                                   --------


Specialty Funds                                       Emerging Markets Fund  13


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
PAPUA NEW GUINEA - 0.4%
Oil Search, Ltd. (Australia Regd)                    700,000       $    604
                                                                   --------
                                                                        604
                                                                   --------
PERU - 1.9%
Backus & Johnston Class T                             64,948            112
CPT Telefonica del Peru B Shares                     200,880            430
CPT Telefonica del Peru S.A. Series A                369,218            781
Credicorp, Ltd. (a)                                   66,853          1,153
Minas Buenaventura                                    24,944            161
Southern Peru Copper Corp. (a)                       169,656            596
                                                                   --------
                                                                      3,233
                                                                   --------
PHILIPPINES - 3.6%
Aboitiz Equity Ventures (a)                        1,665,960            318
Ayala Land, Inc. Class B                             296,712            362
Bacnotan Cement Co.                                   62,600             43
Bacnotan Consolidated Industries                      96,730            553
Bacnotan Consolidated Industries Rights (a)            9,673             18
Belle Corporation (a)                              2,600,000            357
C & P Homes, Inc. (a)                                123,000             90
DMCI Holdings, Inc. (a)                              430,000            154
Enron Global Power & Pipelines L.L.C.                 25,000            622
Filinvest Land (a)                                   491,300            157
First Philippine Holdings Class B                    147,679            287
JG Summit Holdings, Inc. Series B                    755,000            207
Keppel Philippine Holdings Class B (a)                41,437             17
Keppil Phillipine Shipyard (a)                     1,062,700             58
Manila Electric Co. Class B                           21,000            171
Manila Mining Corp. Class B                       64,450,180            120
Metro Pacific Corp. Class A                        2,347,568            434
Philippine Long Distance Telephone Co.                 9,500            516
Philippine Long Distance Telephone Co
  - ADR                                               24,000          1,299
Philippine Long Distance Telephone Co.
  - GDS                                                  700             36
San Miguel Corp. Class B                              75,000            257
SM Prime Holdings, Inc. - GDS (a)                      7,500            102
                                                                   --------
                                                                      6,178
                                                                   --------
POLAND - 0.4%
Agros Holdings Series C                               12,200            102
Bank Slaski SA                                         3,400            198
Banka Przemyslowo                                      4,747            138
Debica Series A                                        7,500            113
E. Wedel SA                                            2,190             72
Zywiec                                                 1,390             96
                                                                   --------
                                                                        719
                                                                   --------
PORTUGAL - 3.5%
Banco Espir Santo (Regd)                              39,000            589
Banco Totta e Acores (a)                                 867             14
Banco Totta e Acores (Regd)                           12,840            212
Capital Portugal (a)                                   4,360            385
CEL-CAT Fabrica Nacional de
  Condutores Electricos SA (a)                         7,200            111
Cimpor Cimentos de Portugal                           33,518            555
Corp. Ind. Norte                                       6,300            144
Empresa Fabril
  de Maquinas Electricas - Efacec                     33,600            227
Jeronimo Martins                                      10,000            555
Jornalgeste SGPS (a)                                   5,000             58
Portugal Telecom (a)                                  43,000            809
Portugal Telecom SA - ADR (a)                          7,300            139
Sonae Investimento                                   100,900          2,157
Unicer-Uniao Cervj (Regd)                              9,000            149
                                                                   --------
                                                                      6,104
                                                                   --------
RUSSIA - 0.2%
AO Mosenergo - ADR (a)                                 5,600             44
Russian Depositary Trust (a)                               1            122
Russian Depositary Trust (a)                               1             53
SFMT, Inc. (a)                                         2,000             33
Templeton Russia Fund, Inc.                            3,200             44
                                                                   --------
                                                                        296
                                                                   --------
SINGAPORE - 0.4%
Far East Levingston                                  163,000            766
                                                                   --------
                                                                        766
                                                                   --------
SOUTH AFRICA - 4.7%
Anglo America Coal                                     1,857            116
Anglo America Corp.                                    6,590            398
Anglo American Industrial Corp.                        2,110             96
Barlow, Ltd.                                          33,600            479
Clinic Holdings, Ltd.                                 73,700             70
De Beers Centenary AG                                  6,926            210
De Beers Consolidated Mines, Ltd. - ADR                4,957            149
Engen, Ltd.                                           16,281            123
Free State Consolidated Gold Mines, Ltd.               9,610             72
Gencor, Ltd.                                          65,060            227
Gencor, Ltd. - ADR                                    54,679            190
Highstone Property                                   370,000            188
Impala Platinum Holdings, Ltd.                         2,760             50
ISCOR                                              1,215,636          1,094
Lonrho PLC (a)                                       186,800            525
Malbak, Ltd. NPV                                     125,040            866
Murray & Roberts Holdings, Ltd.                       57,500            406


14  Emerging Markets Fund                                       Specialty Funds


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
Nampak, Ltd.                                          51,000       $    283
Nampak, Ltd. - ADR (a)                                19,260             68
PepsiCo International, Inc. (a)                        2,000            200
Polifin, Ltd. (a)                                      1,603              3
Premier Group Holdings, Ltd.                          49,634             82
Rembrandt Group, Ltd.                                115,752          1,111
Rustenberg Platinum Holdings, Ltd.                     3,341             55
Safmarine & Rennie Holdings, Ltd.                     34,000            124
Sasol NPV                                             53,920            442
South African Breweries                                9,244            339
Zambia Consolidated Copper
  Series B (UK Regd)(a)                               43,846             53
Zambia Copper Investments
  PLC (BR)(a)                                        369,265            131
                                                                   --------
                                                                      8,150
                                                                   --------
SOUTH KOREA - 3.5%
Daewoo Securities                                      4,370            114
Hanil Iron & Steel Co.                                 1,320             60
Hankook Tire Manufacturing                             1,900            113
Hyundai Engineering &
  Construction Co. New (a)                               442             20
Hyundai Motor Co. - GDR (a)                            9,000            131
Korea Electric Power Corp.                            12,730            505
Korea Electric Power Corp. - ADR                       3,000             80
Korea Electric Power Corp. New - ADR                   5,000            133
Korea Long-Term Credit Bank                            6,313            178
Korea Mobile Telecommunications Corp.                    385            289
Korea Mobile Telecommunications Corp.
  - GDR (a)                                              700             31
Kwang Ju Bank                                         16,000            152
Kwang Ju Bank New (a)                                  3,344             32
Pohang Iron & Steel                                    6,970            456
Samsung Construction (a)                               3,371             87
Samsung Electronic Co. - GDR (a)                         495             42
Samsung Electronics (a)                                   96              8
Samsung Electronics - GDR (a)                            900             77
Samsung Electronics - GDS (a)                          1,601             86
Samsung Electronics Co. - GDR (144A)(a)                6,160            591
Samsung Electronics Co. - GDS (a)                     13,800            828
Samsung Electronics Co. New (a)                           49              9
Samsung Electronics, Ltd.                              1,000            182
Samsung Electronics, Ltd. - GDR (144A)(a)                 12              1
Samsung Electronics, Ltd. - GDR (a)                       62              6
Samsung Electronics, Ltd. - GDS (a)                    1,600             96
Samsung Engineering & Construction (a)                    34              1
Samsung Engineering & Construction
  - GDS (a)                                           10,600            103
Shin Han Bank                                         23,790            466
Shin Han Bank New (a)                                 20,000            379
Shinil Engineering                                     5,564             96
Shinil Engineering New (a)                             1,698             29
Ssangyong Investment & Securities                      9,312            168
Ssangyong Oil Refining Co., Ltd.                      19,120            542
                                                                   --------
                                                                      6,091
                                                                   --------
SPAIN - 0.5%
Quilmes Industrial (Regd)                             58,100            906
                                                                   --------
                                                                        906
                                                                   --------
SRI LANKA - 0.5%
Aitken Spence & Co.                                   30,365            105
Blue Diamond Jewel NPV                                97,911             29
Ceylon Theatre                                         6,830             41
Development Finance Corp.                             84,999            472
Habarana Lodge, Ltd.                                  17,000              9
Hayleys                                               15,199             48
John Keells Holdings, Ltd.                            26,666             69
National Development Bank                              9,800             40
                                                                   --------
                                                                        813
                                                                   --------
SWITZERLAND - 0.6%
Holderbank Financiere Glarus AG (BR)                   1,392          1,068
                                                                   --------
                                                                      1,068
                                                                   --------
TAIWAN - 2.7%
Advanced Semiconductor Engineering
  - GDR (a)                                           11,650            150
Advanced Semiconductor Engineering
  - GDR (a)                                            7,500             96
Asia Cement Corp. - GDR                               13,300            216
Asia Cement Corp. - GDS                               18,000            284
China Steel Corp. - ADR                               28,970            464
China Steel Corp. - GDS                               35,600            570
Hocheng Group Corp. - GDR                             52,617            500
Microelectronics - GDS (a)                            35,801            197
President Enterprises - GDS (a)                       58,300            583
ROC Taiwan Fund (a)                                   50,200            527
Siliconware Precision Industries, Inc.
  - GDR (a)                                           15,600            257
Taiwan Fund, Inc.                                     22,262            456
Yageo Corp. - GDR (a)                                 16,465            144
Yageo Corp. - GDR (144A)(a)                           32,413            284
                                                                   --------
                                                                      4,728
                                                                   --------


Specialty Funds                                        Emerging Markets Fund  15


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
THAILAND - 5.1%
Advanced Information Services
  (Alien Market)                                      25,000       $    443
Bangkok Insurance PLC
  (Alien Market)                                       5,900             94
Bank of Ayudhya Public Co., Ltd.
  (Alien Market)                                     110,000            616
Electricity General Public Co. Ltd. (a)               15,300             45
Electricity Generating Public Co., Ltd.
  (Alien Market)(a)                                   67,210            229
Finance One Public Co., Ltd.
  (Alien Market)                                      15,000             95
Industrial Finance Corp. of Thailand
  (Alien Market)(a)                                  420,000          1,426
International Cosmetics (Alien Market)                29,000            265
Land & House (Alien Market)                            5,100             84
Lanna Lignite Public Co. (Alien Market)(a)            16,200            107
Nation Publishing (Alien Market)                      35,500             43
Peregrine Bank - GDR (a)                              49,400            424
Phatra Thanakit Co. (Alien Market)                    39,600            340
Precious Shipping (Alien Market)                     137,000            799
Regional Container Line (Alien Market)                29,950            321
Siam Cement Co. (Alien Market)                        10,500            582
Siam Commercial Bank (Alien Market)                  148,000          1,951
Thai Farmers Bank (a)                                 23,700            162
Thai Farmers Bank (Alien Market)                      39,000            393
Thai Plastic & Chemical Co., Ltd.
  (Alien Market)(a)                                   31,000            150
United Communications Industries                       8,800            112
United Communications Industries
  (Alien Market)                                       4,600             59
Wong Paitoon Footwear (Alien Market)                  68,700             64
                                                                   --------
                                                                      8,804
                                                                   --------
TURKEY - 0.5%
Akbank                                                25,000              5
Efes Sinai Yatirim (a)                               268,800             18
EGE Biracilik Ve M                                 1,173,000            404
Erciyas Biracilik Ve Malt Sanayii
  - ADR (a)                                            5,500             54
Koc Holding                                          202,800             29
T Garanti Bankasi                                  1,696,000            142
Tat Konserve Sanay                                   106,365             67
Tofas Turk Otomobil Fabrikasi                        800,000             78
Tofas Turk Otomobil Fabrikasi
  AS - GDS                                            48,000             24
Trakya Cam Sanayii AS                                430,000             44
                                                                   --------
                                                                        865
                                                                   --------
UNITED KINGDOM - 0.5%
Lonrho PLC                                           300,000            820
                                                                   --------
                                                                        820
                                                                   --------
VENEZUELA - 0.7%
Electricidad de Caracas (Regd)                        68,637             47
Mavesa SA - ADR                                       51,250            190
Sider Venezolana                                     122,000             39
Siderurgica Venezolana Sivensa - ADR                 486,100            873
Venezolana de Ceme                                     3,564              4
Venprecar - GDS                                       11,600             42
                                                                   --------
                                                                      1,195
                                                                   --------
ZIMBABWE - 0.4%
Delta Corp.                                          360,000            603
                                                                   --------
                                                                        603
                                                                   --------
TOTAL COMMON STOCKS
(cost $124,649)                                                     119,806
                                                                   --------
PREFERRED STOCKS - 9.5%
BRAZIL - 9.2%
Acos Especitabira NPV                            107,915,428            627
Banco Bradesco SA NPV                            272,389,440          2,382
Banco Bradesco SA NPV Rights (a)                   6,181,957             11
Banco Itau SA (Regd)                                 809,000            226
Brahma (cia Cervej) NPV                            1,493,000            614
Brasmotor SA NPV                                   4,575,000            908
Casa Anglo Bras SA NPV                             2,524,000            106
CEMIG SA                                          11,409,000            252
Ceval Alimentos SA - ADR                               9,300            105
Ceval Alimentos SA NPV                            15,847,000            181
Cim Port Itau (Cia)                                  910,000            217
Companhia Energetica de Sao Paulo
  - ADR (Regd)(a)                                      9,200             76
Companhia Energetica
  de Sao Paulo NPV (a)                             1,225,000             36
Coteminas (Cia Tec) NPV                            3,027,505          1,012
Duratex SA (BR)                                    3,364,000            117
Electrobras (centr) Series B NPV                  10,140,439          2,744
Industrias Romi SA NPV (a)                         3,310,700             68
Inepar SA - Industria
  e Construction NPV                              84,168,000             46
Iochpe Maxion SA - ADR                                29,000             82
Kepler Weber SA NPV (a)                                3,200              8
Lojas Renner SA NPV (a)                            6,000,000            160
Marco Polo SA Class B NPV (a)                        800,000            119



16  Emerging Markets Fund                                       Specialty Funds


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                   NUMBER           MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 -----------       --------
Metalurgica Schulz NPV (a)                           850,000       $     25
Petro Ipiranga (cia) NPV                          79,100,000            659
Petrobras Distribuidora NPV                        4,915,000            131
Petrol Brasileiros                                 6,228,866            532
Randon Participacoes SA                          170,777,104            104
Refrigeracao Parana SA NPV                       285,893,430            571
Sadia Concordia SA NPV                               635,000            470
Siderurgica Tubarao NPV                            9,669,000            157
Telec SP Telesp NPV                                4,732,000            696
Telecomunicacoes Brasileiras NPV                  30,435,542          1,466
Vale Rio Doce (Cia) NPV                            5,704,000            940
                                                                   --------
                                                                     15,848
                                                                   --------
GREECE - 0.1%
AEGEK SA Rights (a)                                    2,800             17
Delta Dairy                                           10,500            155
                                                                   --------
                                                                        172
                                                                   --------
RUSSIA - 0.2%
Fleming Russia Securities Fund (a)                    53,458            307
                                                                   --------
                                                                        307
                                                                   --------
SOUTH KOREA - 0.0%
Mando Machinery Corp. (a)                              4,770            122
                                                                   --------
                                                                        122
                                                                   --------
TOTAL PREFERRED STOCKS
(cost $17,375)                                                       16,449
                                                                   --------

                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                               --------------
LONG-TERM INVESTMENTS - 2.4%
INDIA - 0.3%
Scici (conv.)
  3.500% due 04/01/04                            $       250            250
Tata Iron & Steel Co. (conv.)
  2.250% due 04/01/99                                    167            149
                                                                   --------
                                                                        399
                                                                   --------
INDONESIA - 0.0%
Modernland Realty (conv.)
         6.000% due 01/04/03                   IDR        30             31
                                                                   --------
                                                                         31
                                                                   --------
MALAYSIA - 0.3%
AMMB Holdings Berhad (conv.)
  7.500% due 11/07/99                          MYR        29             15
United Engineers Berhad (conv.)
  2.000% due 03/01/04                            $       380            433
                                                                   --------
                                                                        448
                                                                   --------
PORTUGAL - 0.1%
Jeronimo Martins (conv.)
  13.500% due 01/31/97                         PTE    14,000            200
                                                                   --------
                                                                        200
                                                                   --------
SOUTH AFRICA - 0.0%
Sappi Bvi Finance (conv.)
  7.500% due 08/01/02                            $        60             57
                                                                   --------
                                                                         57
                                                                   --------
SOUTH KOREA - 0.4%
Inkel Corp. (conv.)
  0.750% due 12/31/03                                    250            133
Shinwon Corp. (conv.)
  0.500% due 12/31/08                                    520            525
                                                                   --------
                                                                        658
                                                                   --------
TAIWAN - 0.6%
Nan Ya Plastics Corp. (conv.)
  1.750% due 07/19/01                                     50             49
Nan Ya Plastics Corp. (conv.)(144 A)
  1.750% due 07/19/01                                    300            296
U Ming Marine Holdings (Conv)
  1.500% due 02/07/01                                    326            306
United Microelectronics Corp., Ltd. (conv.)
  1.250% due 06/08/04                                    205            257
United Microelectronics Corp., Ltd.
  (conv.)(144 A)
    1.250% due 06/08/04                                   90            113
                                                                   --------
                                                                      1,021
                                                                   --------
THAILAND - 0.5%
Bangkok Bank Public Co. (conv.)
  3.250% due 03/03/04                                    690            731
Banpu Coal Co., Ltd. (conv.)
  3.500% due 08/25/04                                    142            172



Specialty Funds                                       Emerging Markets Fund  17


EMERGING MARKETS FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                  PRINCIPAL         MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                 ----------        --------
Siam Sindhorn BVI, Ltd. (conv.)
  2.000% due 07/31/00                            $       50        $     45
                                                                   --------
                                                                        948
                                                                   --------
UNITED KINGDOM - 0.2%
Barlow International Investments (conv.)
  7.000% due 09/20/04                                   185             300
                                                                   --------
                                                                        300
                                                                   --------
TOTAL LONG-TERM INVESTMENTS
(cost $4,339)                                                         4,062
                                                                   --------
SHORT-TERM INVESTMENTS - 16.5%
UNITED STATES - 16.5%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)               28,477          28,477
                                                                   --------
TOTAL SHORT-TERM INVESTMENTS
(cost $28,477)                                                       28,477
                                                                   --------
TOTAL INVESTMENTS
(identified cost $174,840)(c) - 97.8%                               168,794

OTHER ASSETS AND LIABILITIES,
NET - 2.2%                                                            3,879
                                                                   --------

NET ASSETS - 100.0%                                                $172,673
                                                                   --------
                                                                   --------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) At December 31, 1995, the cost for federal income tax purposes was $176,221 and net unrealized depreciation for all securities was $7,427. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,674 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,101.

                                                          % OF           MARKET
                                                          NET             VALUE
        INDUSTRY DIVERSIFICATION                         ASSETS           (000)
--------------------------------------------             ------         --------
Basic Industries                                          10.3%         $ 17,765
Capital Goods                                              4.3             7,413
Consumer Basics                                            6.6            11,416
Consumer Durable Goods                                     2.5             4,253
Consumer Non-Durables                                      1.9             3,231
Consumer Services                                          1.0             1,707
Energy                                                     5.6             9,763
Finance                                                   14.1            24,329
General Business                                           5.6             9,615
Miscellaneous                                              9.2            15,972
Shelter                                                    4.0             6,935
Technology                                                 1.9             3,303
Transportation                                             0.6             1,102
Utilities                                                 11.3            19,451
Long-Term Investments                                      2.4             4,062
Short-Term Investments                                    16.5            28,477
                                                         -----          --------
Total Investments                                         97.8           168,794
Other Assets and Liabilities, Net                          2.2             3,879
                                                         -----          --------
NET ASSETS                                               100.0%         $172,673
                                                         -----          --------
                                                         -----          --------
                                                          % OF          MARKET
                                                          NET            VALUE
        GEOGRAPHIC DIVERSIFICATION                       ASSETS          (000)
--------------------------------------------             ------         --------
Latin America                                             30.9%         $ 53,296
Pacific Basin                                             28.9            49,829
Eurasia                                                   16.1            27,898
Africa                                                     5.4             9,294
Short-Term Investments                                    16.5            28,477
                                                         -----          --------
Total Investments                                         97.8           168,794
Other Assets and Liabilities, Net                          2.2             3,879
                                                         -----          --------
NET ASSETS                                               100.0%         $172,673
                                                         -----          --------
                                                         -----          --------


       The accompanying notes are an integral part of the financial statements.


18  Emerging Markets Fund                                       Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at market (identified cost $174,839,895)(Note 2). . . . . . . . . . . . . . .   $168,794,360
  Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        486,859
  Foreign currency holdings (identified cost $1,535,723). . . . . . . . . . . . . . . . . .      1,475,072
  Foreign currency exchange spot contracts (cost $396,015)(Notes 2 and 6) . . . . . . . . .        395,516
  Receivables:
    Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        474,214
    Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        332,714
    Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,975,148
    From Manager (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         37,115
    Foreign taxes recoverable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,669
  Deferred organization expenses (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .         15,474
                                                                                              ------------
                                                                                               175,992,141
LIABILITIES
  Payables:
    Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,445,794
    Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .     125,271
    Accrued bookkeeping service fees (Note 4) . . . . . . . . . . . . . . . . .      12,308
    Accrued management fees (Note 4). . . . . . . . . . . . . . . . . . . . . .     169,599
    Accrued transfer agent fees (Note 4). . . . . . . . . . . . . . . . . . . .      29,211
    Other accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .     140,894
  Foreign currency exchange spot contracts (cost $396,015)(Notes 2 and 6) . . .     396,015      3,319,092
                                                                                  ---------   ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $172,673,049
                                                                                              ------------
                                                                                              ------------
NET ASSETS CONSIST OF:
  Accumulated distributions in excess of net investment income. . . . . . . . . . . . . . .   $   (226,144)
  Accumulated distributions in excess of net realized gains . . . . . . . . . . . . . . . .     (7,918,418)
  Unrealized appreciation (depreciation) on:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (6,045,535)
    Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . . . . .        (68,830)
  Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        154,699
  Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    186,777,277
                                                                                              ------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $172,673,049
                                                                                              ------------
                                                                                              ------------
Net asset value, offering and redemption price per share
  ($172,673,049 divided by 15,469,865 shares of $.01 par value
  shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . .      $11.16
                                                                                              ------------
                                                                                              ------------


       The accompanying notes are an integral part of the financial statements.

Specialty Funds                                       Emerging Markets Fund  19

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995


INVESTMENT INCOME
Income:
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  2,648,260
  Dividends from Money Market Fund (Note 5) . . . . . . . . . . . . . . . . . .      1,335,478
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        148,783
  Less foreign taxes withheld . . . . . . . . . . . . . . . . . . . . . . . . .       (315,892)
                                                                                  ------------
                                                                                     3,816,629
Expenses (Notes 2 and 4):
  Management fees . . . . . . . . . . . . . . . . . . . . . . . . .  $1,380,549
  Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .     818,534
  Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .     225,468
  Bookkeeping service fees. . . . . . . . . . . . . . . . . . . . .      73,250
  Professional fees . . . . . . . . . . . . . . . . . . . . . . . .      25,822
  Registration fees . . . . . . . . . . . . . . . . . . . . . . . .      39,474
  Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .       4,332
  Amortization of deferred organization expenses. . . . . . . . . .       7,424
  Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .      27,020
                                                                     ----------
  Expenses before waivers and reimbursements. . . . . . . . . . . .   2,601,873
  Expenses waived (Note 4). . . . . . . . . . . . . . . . . . . . .     (25,061)
  Expenses reimbursed by Manager (Note 4) . . . . . . . . . . . . .     (37,115)     2,539,697
                                                                     ----------   ------------

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,276,932
                                                                                  ------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (6,504,249)
  Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . .       (805,707)
Net change in unrealized appreciation or depreciation of:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (5,221,432)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . .          88,862
                                                                                  ------------
Net gain (loss) on investments. . . . . . . . . . . . . . . . . . . . . . . . .    (12,442,526)
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations . . . . . . . .   $(11,165,594)
                                                                                  ------------
                                                                                  ------------


       The accompanying notes are an integral part of the financial statements.

20  Emerging Markets Fund                                       Specialty Funds

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                                1995            1994
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .   $  1,276,932    $  1,153,059
  Net realized gain (loss) from:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (6,504,249)      3,579,128
    Foreign currency-related transactions . . . . . . . . . . . . . . . .       (805,707)       (374,943)
  Net change in unrealized appreciation or depreciation of:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (5,221,432)    (11,391,205)
    Foreign currency-related transactions . . . . . . . . . . . . . . . .         88,862         (87,886)
                                                                            ------------    ------------

Net increase (decrease) in net assets resulting from operations . . . . .    (11,165,594)     (7,121,847)

Distributions to shareholders:
  Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .       (461,248)       (832,396)
  In excess of net investment income. . . . . . . . . . . . . . . . . . .       (226,144)       (902,784)
  Net realized gain on investments. . . . . . . . . . . . . . . . . . . .             --      (5,126,070)
  In excess of net realized gain on investments . . . . . . . . . . . . .       (400,869)       (812,357)
Increase (decrease) in net assets from Fund share transactions. . . . . .     57,655,780      76,609,101
                                                                            ------------    ------------

INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . .     45,401,925      61,813,647
Net assets at beginning of year . . . . . . . . . . . . . . . . . . . . .    127,271,124      65,457,477
                                                                            ------------    ------------
NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net
  investment income of $226,144 and $902,784, respectively) . . . . . . .   $172,673,049    $127,271,124
                                                                            ------------    ------------
                                                                            ------------    ------------

FUND SHARE TRANSACTIONS

                                                       1995                        1994
                                              -------------------------   -------------------------
                                                SHARES        AMOUNT        SHARES        AMOUNT
                                              ----------   ------------   ----------   ------------
Fund shares sold . . . . . . . . . . . . . .   8,376,850   $ 94,656,077     7,223,682  $ 97,277,256
Fund shares issued to shareholders
  in reinvestments of distributions. . . . .      90,071        985,053      536,210      6,993,116
Fund shares redeemed . . . . . . . . . . . .  (3,386,748)   (37,985,350)  (2,077,684)   (27,661,271)
                                              ----------   ------------   ----------   ------------
Net increase (decrease). . . . . . . . . . .   5,080,173   $ 57,655,780    5,682,208   $ 76,609,101
                                              ----------   ------------   ----------   ------------
                                              ----------   ------------   ----------   ------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund  21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period ended December 31, and other performance information derived from the financial statements.

                                                                                   1995     1994      1993++
                                                                                 -------   -------   -------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . . . .   $ 12.25   $ 13.90   $ 10.00
                                                                                 -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .       .11       .15       .07
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . .     (1.12)    (1.24)     4.09
                                                                                 -------   -------   -------

  Total Income From Investment Operations. . . . . . . . . . . . . . . . . . .     (1.01)    (1.09)     4.16
                                                                                 -------   -------   -------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.03)     (.10)     (.07)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . .      (.02)     (.10)     (.01)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .        --      (.31)     (.18)
  In excess of net realized gain on investments. . . . . . . . . . . . . . . .      (.03)     (.05)       --
                                                                                 -------   -------   -------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.08)     (.56)     (.26)
                                                                                 -------   -------   -------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . .    $11.16   $ 12.25   $ 13.90
                                                                                 -------   -------   -------
                                                                                 -------   -------   -------
TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (8.21)    (5.83)    41.83

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c)(d) . . . . . . . . . .      1.75       .80      .80
  Operating expenses, gross, to average net assets (b)(c)(d) . . . . . . . . .      1.80       .83     1.60
  Net investment income to average net assets (b)(c) . . . . . . . . . . . . .       .88      1.10     1.33
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .     71.16     57.47    89.99
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . . . . . .   172,673   127,271   65,457
  Per share amount of fees waived ($ omitted)(d) . . . . . . . . . . . . . . .     .0022     .0044    .0016
  Per share amount of fees reimbursed ($ omitted)(d) . . . . . . . . . . . . .     .0032     .0017    .0420

++  For the period January 29, 1993 (commencement of operations) to
    December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended December 31, 1993, are annualized.
(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.
(d) See Note 4.



22  Emerging Markets Fund                                       Specialty Funds

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                     [GRAPH]
                          GROWTH OF A $10,000 INVESTMENT

 YEARLY PERIODS     EMERGING MARKET    IFC INVESTABLE COMPOSITE **   EXTENDED BARING EM ++
ENDED DECEMBER 31       $10,000                $10,000                       $10,000
-----------------   ---------------  -----------------------------   ---------------------
inception*           $10,000               $10,000                        $10,000
  1993               $14,183               $18,040                        $17,628
  1994               $13,356               $15,882                        $16,793
  1995               $12,260               $14,540                        $15,956


Emerging Markets Fund

PERIOD ENDED            GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $ 9,179        (8.21)%
Inception                $12,260         7.23%***

IFC Investable Composite Index

PERIOD ENDED            GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $ 9,175        (8.25)%
Inception                $14,540        13.69%***

Extended Baring Emerging Markets Index
PERIOD ENDED            GROWTH OF       TOTAL
   12/31/95              $10,000        RETURN
-------------           ---------       -------
1 Year                   $ 9,501        (4.99)%
Inception                $15,956        17.37%***

* Assumes initial investment on February 1, 1993.

** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

++ Extended Baring Emerging Markets Index is a market capitalization-weighted index of companies' performance within 20 countries in Africa, Asia, Europe and Latin America.

***  Annualized.


EMERGING MARKETS FUND lost 8.2% of its value in 1995, essentially matching the (8.3%) return for the IFC Investable Composite Index, but trailing the Extended Baring Emerging Markets Index return of (5.0%). The portfolio was managed in a manner consistent with its objective to provide US investors an opportunity to expand their international investments to include the emerging stock markets of newly industrialized countries and further diversify the equity portions of their portfolios. The Fund employs a multi-manager strategy that embraces numerous techniques necessary for successful investments in emerging markets.

Latin American markets were the worst performers for the year, as the Mexican peso collapse in late December of 1994 preceded broad political and economic problems in the region. In 1995, the region was down over 11%. Asian markets were also poor performers, down 6.4%, with losses greater than 20% from China, India, and Taiwan. The Fund's underweighting in South Africa hurt performance as the region was up nearly 26% for the year. Many active managers were underweighted in the region as South Africa was added for the first time to both comparison indexes during the first half of the year.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

Specialty Funds                                       Emerging Markets Fund  23

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------
MUNICIPAL BONDS - 97.8%

ALASKA - 2.3%

Alaska State Housing Finance Corp., Series A, Housing Revenue                   $ 1,000           4.500%    06/01/99    $ 1,009
North Slope Borough, Alaska, Zero Coupon, Series A, General Obligation              500           0.000     06/30/99        431
                                                                                                                        -------
                                                                                                                          1,440
                                                                                                                        -------
ARIZONA - 2.5%
Arizona State Transportation Board, Series A,
   Special Obligations Revenue (pre-refunded 07/01/01)                            1,425           6.450     07/01/06      1,593
                                                                                                                        -------
                                                                                                                          1,593
                                                                                                                        -------
CALIFORNIA - 9.9%
California Health Facilities Financing, Series D, Health Care Revenue               500           5.600     07/01/97        513
California Health Facilities Financing, Series D, Health Care Revenue               665           5.750     07/01/98        693
California State Public Works Lease, Series A,
    State and Local Appropriation                                                   500           5.100     12/01/98        515
California State Public Works Lease, State and Local Appropriation                  600           5.250     12/01/98        620
California, State of, General Obligation                                            850           6.100     11/01/01        927
Los Angeles County, California, California Transporation
    Participation Certficate, Series B, Tax Revenue                                 760           5.900     07/01/00        804
Sacramento, California Municipal Utility District,
    Series Z, Utility Revenue                                                     1,000           6.000     07/01/01      1,082
San Diego County, California Transportation Commission,
    Series A, Tax Revenue                                                           500           5.000     04/01/98        511
Southern California, Rapid Transit District Revenue                                 630           5.400     09/01/02        666
                                                                                                                        -------
                                                                                                                          6,331
                                                                                                                        -------
COLORADO - 4.1%
Denver, Colorado, City and County, General Obligation                               500           5.950     08/01/97        517
Jefferson County, Colorado Participation Certificate,
    Series 1988, Special Obligation Revenue (pre-refunded 12/01/96)               1,000           7.050     12/01/96      1,032
Jefferson County, Colorado School District,
    Series A, General Obligation                                                  1,000           5.500     12/15/01      1,063
                                                                                                                        -------
                                                                                                                          2,612
                                                                                                                        -------
DELAWARE - 1.6%
Delaware, State of, Series C, General Obligation                                  1,000           5.000     07/01/00      1,036
                                                                                                                        -------
                                                                                                                          1,036
                                                                                                                        -------

DISTRICT OF COLUMBIA - 0.8%
District of Columbia, Series A, General Obligation                                  500           7.250     06/01/98        534
                                                                                                                        -------
                                                                                                                            534
                                                                                                                        -------


Specialty Funds                            Limited Volatility Tax Free Fund  25


LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------

GEORGIA - 1.1%
DeKalb County, Georgia, General Obligation
    (pre-refunded 01/01/97)                                                     $   700           7.300%    01/01/98    $   740
                                                                                                                        -------
                                                                                                                            740
                                                                                                                        -------
HAWAII - 0.8%
Hawaii, State of, Series B-F, General Obligation
    (pre-refunded 08/01/96)                                                         500           6.900     08/01/97        517
                                                                                                                        -------
                                                                                                                            517
                                                                                                                        -------
ILLINOIS - 7.7%
Chicago, Illinois School Financial Authority,
    Series A, State and Local Appropriation                                       1,000           5.400     06/01/97      1,021
Chicago, Illinois Water Revenue, State and Local Debt                               500           5.750     11/01/01        533
Chicago, Illinois, Series C, General Obligation                                   1,500           6.250     10/31/01      1,637
Illinois Health Facilities Authority, Series C,
    Special Obligation Revenue (pre-refunded 04/01/99)                              500           7.500     04/01/18        560
Illinois, State of, General Obligation                                              500           5.500     08/01/00        525
Illinois, State of, General Obligation (pre-refunded 06/01/98)                      625           5.800     06/01/98        650
                                                                                                                        -------
                                                                                                                          4,926
                                                                                                                        -------
INDIANA - 4.9%
Indiana Health Facility Financing Authority Hospital Revenue                      1,525           4.700     05/15/01      1,542
Indianapolis, Indiania Local Public Improvement
    Bond Bank Series B, State and Local Appropriation                               500           5.000     02/01/00        514
Richmond Indiana Hospital Authority Facilities Revenue                            1,000           5.900     01/01/02      1,066
                                                                                                                        -------
                                                                                                                          3,122
                                                                                                                        -------
IOWA - 1.6%
Iowa Student Loan Liquidity Corp., Series A, Student Loan Revenue                 1,000           6.000     03/01/98      1,034
                                                                                                                        -------
                                                                                                                          1,034
                                                                                                                        -------
KENTUCKY - 1.7%
McCracken County, Kentucky Hospital Revenue,
Series A, Health Care Revenue                                                     1,000           5.700     11/01/00      1,060
                                                                                                                        -------
                                                                                                                          1,060
                                                                                                                        -------
LOUISIANA - 1.6%
Louisiana Public Facilities Authority Revenue, Health Care Revenue                  500           5.500     10/15/99        522
Louisiana, State of, Series A, General Obligation                                   500           5.300     05/15/01        522
                                                                                                                        -------
                                                                                                                          1,044
                                                                                                                        -------

26  Limited Volatility Tax Free Fund                           Specialty Funds


LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------

MASSACHUSETTS - 4.9%
Massachusetts State Housing Finance Agency, Series 43,
    Housing Revenue                                                             $   500           4.600%    06/01/00    $   502
Massachusetts State Water Resources Authority,
    Series C, Utility Revenue                                                     2,500           5.250     12/01/01      2,602
                                                                                                                        -------
                                                                                                                          3,104
                                                                                                                        -------
MICHIGAN - 3.3%
Michigan Municipal Bond Authority Revenue,
    Series B, State and Local Appropriation                                         550           6.900     05/01/99        596
Michigan State Trunk Line, Series A, Special Obligation Revenue
    (pre-refunded 08/15/99)                                                         400           7.000     08/15/17        446
Michigan State, South Central Power Agency,
    Special Obligation Revenue (pre-refunded 11/01/96)                            1,000           7.250     11/01/06      1,050
                                                                                                                        -------
                                                                                                                          2,092
                                                                                                                        -------
MINNESOTA - 2.9%
Minneapolis St. Paul, Minnesota Metropolitan Council,
    Series D, General Obligation                                                    535           5.900     09/01/97        553
Minnesota, State of, General Obligation                                             500           6.400     08/01/98        531
Minnesota, State of, General Obligation                                             700           5.600     10/01/99        738
                                                                                                                        -------
                                                                                                                          1,822
                                                                                                                        -------
NEW JERSEY - 1.6%
New Jersey State Educational Facilities Authority, Series B, University
    Revenue                                                                         500           5.000     12/01/00        519
New Jersey State Transportation Trust Fund Authority, Series A,
    State and Local Appropriation                                                   500           5.500     06/15/00        526
                                                                                                                        -------
                                                                                                                          1,045
                                                                                                                        -------
NEW YORK - 9.7%
New York City, New York, General Obligation                                         500           7.000     02/01/00        511
New York City, New York, Series B, General Obligation                             1,745           5.300     08/15/00      1,770
New York City, New York, Series C, General Obligation                               500           6.125     08/01/01        522
New York State Dormitory Authority Revenue, Series A,
    State and Local Appropriation                                                   500           5.100     05/15/00        506
New York State Dormitory Authority Revenue, Series E,
    State and Local Appropriation                                                   500           7.300     07/01/99        540
New York State Urban Development Corp. Revenue,
    State and Local Appropriation                                                 1,000           5.000     04/01/00      1,008
New York State Urban Development Corp.
    Revenue, Syracuse University Center, State and Local Appropriation            1,050           5.000     01/01/01      1,051
New York, New York, Series G, General Obligation                                    250           5.600     02/01/03        253
                                                                                                                        -------
                                                                                                                          6,161
                                                                                                                        -------


Specialty Funds                            Limited Volatility Tax Free Fund  27



LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------

OHIO - 0.6%
Montgomery County, Ohio Solid Waste Revenue                                     $   400           4.450%    11/01/01    $   403
                                                                                                                        -------
                                                                                                                            403
                                                                                                                        -------
PENNSYLVANIA - 1.7%
Lehigh County, Pennsylvania, Special Obligation Revenue
    (pre-refunded 08/01/00)                                                         500           6.900     08/01/11        564
Pennsylvania, State of, General Obligation                                          500           5.300     07/01/99        519
                                                                                                                        -------
                                                                                                                          1,083
                                                                                                                        -------
RHODE ISLAND - 2.4%
Rhode Island Housing & Mortgage Finance Authority,
    Series A, Housing Revenue                                                     1,000           5.150     07/01/01      1,021
Rhode Island State Consolidated Capital Development,
    Series B, General Obligation                                                    500           6.000     05/15/97        514
                                                                                                                        -------
                                                                                                                          1,535
                                                                                                                        -------
SOUTH CAROLINA - 0.8%
Piedmont, South Carolina, Municipal Power Agency Service,
    Series A, Utility Revenue                                                       500           5.700     01/01/98        517
                                                                                                                        -------
                                                                                                                            517
                                                                                                                        -------
SOUTH DAKOTA - 1.0%
South Dakota State Lease Revenue, Series B,
    State and Local Appropriation                                                   650           5.700     09/01/97        668
                                                                                                                        -------
                                                                                                                            668
                                                                                                                        -------
TENNESSEE - 1.6%
Memphis, Tennessee Electric System Revenue,
    Special Obligation Revenue (pre-refunded 01/01/96)                            1,000           7.500     01/01/98      1,005
                                                                                                                        -------
                                                                                                                          1,005
                                                                                                                        -------
TEXAS - 12.3%
Abilene, Texas, Health Facilities Development Corp.,
    Medical Center A, Health Care Revenue                                           500           5.100     09/01/99        515
Arlington, Texas Independant School District, General Obligation                    600           5.150     02/15/99        619
Austin, Texas, Zero Coupon, General Obligation                                      675           0.000     09/01/97        633
Brownsville, Texas, Utilities System Revenue                                        600           5.000     09/01/00        621
Houston, Texas Independent School District,
    Series A, General Obligation                                                  1,000           5.400     08/15/01      1,055
Houston, Texas Water & Sewer System Revenue,
    Special Obligation Revenue (pre-refunded 12/01/97)                              780           8.000     12/01/07        855


28  Limited Volatility Tax Free Fund                            Specialty Funds


LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------

Houston, Texas, General Obligation                                              $   850           5.600%    03/01/00    $   895
Texas, State of, Series C, General Obligation                                     1,500           5.000     04/01/99      1,542
Texas, State of, Special Obligation Revenue (pre-refunded 04/01/00)                 500           7.125     04/01/20        565
Waco, Texas Waterworks and Sewer, Utility Revenue                                   500           5.400     09/01/99        521
                                                                                                                        -------
                                                                                                                          7,821
                                                                                                                        -------
UTAH - 2.1%
Intermountain Power Agency, Series B, Utility Revenue                               500           7.200     07/01/99        544
Utah State Building Ownership Authority, Series A,
    State and Local Appropriation                                                   750           5.125     05/15/00        776
                                                                                                                        -------
                                                                                                                          1,320
                                                                                                                        -------
VIRGINIA - 2.0%
Fairfax County Virginia, Series B, General Obligation                               750           5.000     06/01/00        776
Virginia Public Building Authority Revenue, State
    and Local Appropriation                                                         500           5.100     08/01/99        517
                                                                                                                        -------
                                                                                                                          1,293
                                                                                                                        -------
WASHINGTON - 9.9%
Clark County, Washington Public Utility District Number
    1, Utility Revenue                                                              500           5.000     01/01/99        512
Washington State Public Power Supply System, Utility Revenue                        400           5.100     07/01/00        410
Washington State Public Power Supply System,
    Series B, Utility Revenue                                                       650           7.200     07/01/99        708
Washington State Public Power Supply System,
    Utility Revenue                                                                 500           6.300     07/01/01        539
Washington, State of, Series C, General Obligation                                2,000           5.500     07/01/99      2,089
Washington, State of, Series R, General Obligation                                  500           5.000     07/01/99        514
Washington, State of, Series R-92 B, General Obligation                             500           5.750     09/01/97        515
Washington, State of, Series R-92 C, General Obligation
    (pre-refunded 09/01/96)                                                         985           8.000     09/01/05      1,014
                                                                                                                        -------
                                                                                                                          6,301
                                                                                                                        -------
WYOMING - 0.4%
Wyoming Community Development Authority,
  Series 4, Housing Revenue                                                         250           4.800     06/01/00        252
                                                                                                                        -------
                                                                                                                            252
                                                                                                                        -------
TOTAL MUNICIPAL BONDS (Cost $60,917)                                                                                     62,411
                                                                                                                        -------


Specialty Funds                            Limited Volatility Tax Free Fund  29


LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995


                                                                                PRINCIPAL                    DATE        MARKET
                                                                                 AMOUNT                       OF         VALUE
                                                                                 (000)            COUPON    MATURITY     (000)
                                                                                ---------         ------    --------     -------

SHORT-TERM TAX-EXEMPT OBLIGATIONS - 3.4%
Charleston County, South Carolina Industrial Revenue,
    daily demand (b)                                                            $   100           5.900%    01/01/07    $   100
Harris County, Texas, Industrial Development Corp.,
    Series B, daily demand (b)                                                      500           6.000     03/01/24        500
Jackson County, Mississippi Pollution Control Revenue, daily demand (b)             200           5.900     12/01/16        200
Jackson County, Mississippi Pollution Control Revenue, daily demand (b)             500           5.900     06/01/23        500
Uinta County, Wyoming Pollution Control Revenue, daily demand (b)                   900           5.900     08/15/20        900
                                                                                                                        -------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $2,200)                                                                     2,200
                                                                                                                        -------

TOTAL INVESTMENTS (identified cost $63,117)(a) - 101.2%                                                                  64,611

OTHER ASSETS AND LIABILITIES,
NET - (1.2)%                                                                                                              (773)
                                                                                                                        -------

NET ASSETS - 100.0%                                                                                                     $63,838
                                                                                                                        -------
                                                                                                                        -------

(a) At December 31, 1995, the cost for federal income tax purposes is the same as shown above and net unrealized appreciation for all securities was $1,494. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,494.
(b)  Adjustable or floating rate security.


QUALITY RATINGS AS A % OF MARKET VALUE (UNAUDITED)

AAA                            60%
AA                             25
A                               5
BBB                            10
                           ------
                              100%
                          -------
                          -------

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (UNAUDITED)

General Obligation             35%
Refunded                       17
State and Community Lease      14
Utility Revenue                14
Health Care Revenue             9
Housing Revenue                 4
Student Loan Revenue            2
Other                           5
                           ------
                              100%
                           ------
                           ------

The accompanying notes are an integral part of the financial statements.

30  Limited Volatility Tax Free Fund                            Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS
Investments at market (identified cost $63,117,132)(Note 2)  . . . . . . .  $ 64,611,019
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        28,163
  Receivables:
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,026,223
    Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,046,368
    Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . .       231,790
                                                                             -----------
                                                                              66,943,563

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . .   $ 2,970,201
  Fund shares redeemed . . . . . . . . . . . . . . . . . . .        81,529
  Accrued management fees (Note 4) . . . . . . . . . . . . .        26,621
  Accrued transfer agent fees (Note 4) . . . . . . . . . . .         5,960
  Other accrued expenses . . . . . . . . . . . . . . . . . .        21,685     3,105,996
                                                                ----------   -----------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $63,837,567
                                                                             -----------
                                                                             -----------

NET ASSETS CONSIST OF:
  Undistributed net investment income  . . . . . . . . . . . . . . . . . .   $    17,949
  Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . .    (1,371,186)
  Unrealized appreciation (depreciation) on investments  . . . . . . . . .     1,493,887
  Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . .        30,049
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . .    63,666,868
                                                                             -----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $63,837,567
                                                                             -----------
                                                                             -----------

Net asset value, offering and redemption price per share
  ($63,837,567 divided by 3,004,885 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . .   $     21.24
                                                                             -----------
                                                                             -----------

        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            Limited Volatility Tax Free Fund  31

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995



INVESTMENT INCOME
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  2,728,863

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . .   $   294,007
  Custodian fees . . . . . . . . . . . . . . . . . . . . . .        52,377
  Transfer agent fees. . . . . . . . . . . . . . . . . . . .        33,361
  Professional fees. . . . . . . . . . . . . . . . . . . . .         9,755
  Registration fees. . . . . . . . . . . . . . . . . . . . .        32,198
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . .         4,300
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . .         6,501       432,499
                                                                ----------   -----------

Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . .     2,296,364
                                                                             -----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments  . . . . . . . . . . . . . . . .        20,010
Net change in unrealized appreciation or depreciation
  of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,069,894
                                                                             -----------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . .     2,089,904
                                                                             -----------

Net increase (decrease) in net assets resulting from
  operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 4,386,268
                                                                             -----------
                                                                             -----------

        The accompanying notes are an integral part of the financial statements.


32  Limited Volatility Tax Free Fund                            Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                                             1995                   1994
                                                                          -----------           -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . .  $ 2,296,364           $ 2,391,825
  Net realized gain (loss) from investments  . . . . . . . . . . . . . .       20,010              (476,148)
  Net change in unrealized appreciation or depreciation of
    investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,069,894            (2,209,158)
                                                                          -----------           -----------

Net increase (decrease) in net assets resulting from operations. . . . .    4,386,268              (293,481)

Distributions to shareholders from net investment income . . . . . . . .   (2,311,453)           (2,380,708)
Increase (decrease) in net assets from Fund share transactions . . . . .   12,787,880               437,904
                                                                          -----------           -----------
INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .   14,862,695            (2,236,285)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . .   48,974,872            51,211,157
                                                                          -----------           -----------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $17,949 and $33,038, respectively). . . . . . . . . . . . . . . . .  $63,837,567           $48,974,872
                                                                          -----------           -----------
                                                                          -----------           -----------

FUND SHARE TRANSACTIONS


                                                             1995                          1994
                                                  --------------------------    --------------------------
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  ----------    ------------    ----------    ------------
Fund shares sold . . . . . . . . . . . . . . . .   1,982,132    $ 41,531,111     1,896,826    $ 39,960,833
Fund shares issued to shareholders in
    reinvestments of distributions . . . . . . .      76,958       1,614,988        76,050       1,585,125
Fund shares redeemed . . . . . . . . . . . . . .  (1,445,790)    (30,358,219)   (1,968,389)    (41,108,054)
                                                  ----------    ------------    ----------    ------------
Net increase (decrease)  . . . . . . . . . . . .     613,300    $ 12,787,880         4,487    $    437,904
                                                  ----------    ------------    ----------    ------------
                                                  ----------    ------------    ----------    ------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            Limited Volatility Tax Free Fund  33

LIMITED VOLATILITY TAX FREE FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                       1995       1994       1993       1992       1991
                                                                      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . .    $20.48     $21.45     $21.03     $20.85     $20.49
                                                                      ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . .       .81        .86        .94       1.01       1.17
   Net realized and unrealized gain (loss) on investments. . . . .       .77       (.97)       .42        .18        .35
                                                                      ------     ------     ------     ------     ------

Total Income From Investment Operations. . . . . . . . . . . . . .      1.58       (.11)      1.36       1.19       1.52
                                                                      ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . .      (.82)      (.86)      (.94)     (1.01)     (1.16)
   In excess of net investment income  . . . . . . . . . . . . . .        --         --       (.00)        --         --
                                                                      ------     ------     ------     ------     ------

Total Distributions. . . . . . . . . . . . . . . . . . . . . . . .      (.82)      (.86)      (.94)     (1.01)     (1.16)
                                                                      ------     ------     ------     ------     ------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . .    $21.24     $20.48     $21.45     $21.03     $20.85
                                                                      ------     ------     ------     ------     ------
                                                                      ------     ------     ------     ------     ------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . . . .      7.81      (0.54)      6.58       5.85       7.64

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, to average net assets . . . . . . . . . . .       .74        .72        .75        .80        .84
   Net investment income to average net assets . . . . . . . . . .      3.91       4.14       4.40       4.89       5.68
   Portfolio turnover (a). . . . . . . . . . . . . . . . . . . . .     73.91      71.71      24.05      18.21     129.12
   Net assets, end of year ($000 omitted). . . . . . . . . . . . .    63,838     48,975     51,211     38,399     26,173


(a) Beginning in 1992, variable rate daily demand securities were excluded from the portfolio turnover calculation.


34  Limited Volatility Tax Free Fund                            Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1995 (Unaudited)

                                   [GRAPH]
                         GROWTH OF A $10,000 INVESTMENT

YEARLY PERIODS
ENDED DECEMBER 31     LIMITED VOLATILITY TAX FREE    SB 3-MONTH T-BILL **    LIPPER-C- SHORT MUNI DEBT ++
-----------------     ---------------------------    --------------------    ----------------------------
Inception*                      $10,000                   $10,000                     $10,000
1986                            $10,932                   $10,617                     $10,920
1987                            $11,242                   $11,245                     $11,281
1988                            $11,830                   $12,005                     $11,956
1989                            $12,652                   $13,043                     $12,803
1990                            $13,427                   $14,073                     $13,621
1991                            $14,452                   $14,882                     $14,722
1992                            $15,298                   $15,419                     $15,665
1993                            $16,304                   $15,893                     $16,635
1994                            $16,216                   $16,563                     $16,601
1995                            $17,483                   $17,513                     $17,822



Limited Volatility Tax Free Fund

PERIODS ENDED       GROWTH OF    TOTAL
12/31/95             $10,000     RETURN
-------------       ---------    ------
1 Year              $10,781       7.81%
5 Years             $13,022       5.42% ***
10 Years            $17,483       5.74% ***

Salomon Brothers 3-Month Treasury Bill Index

PERIODS ENDED       GROWTH OF    TOTAL
12/31/95             $10,000     RETURN
-------------       ---------    ------
1 Year              $10,574       5.74%
5 Years             $12,444       4.47% ***
10 Years            $17,513       5.76% ***

Lipper-C- Short Municipal Debt Funds Average

PERIODS ENDED       GROWTH OF    TOTAL
12/31/95             $10,000     RETURN
-------------       ---------    ------
1 Year              $10,735       7.35%
5 Years             $13,084       5.52% ***
10 Years            $17,822       5.95% ***

 *       Assumes initial investment on January 1, 1986.
 ** Salomon Brothers 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.
 ++ Lipper-C- Short Municipal Debt Funds Average is the average total return for the universe of funds within the Short Municipal Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
***      Annualized.

LIMITED VOLATILITY TAX FREE FUND returned 7.8% in 1995, well ahead of the
5.7% return for the Salomon Brothers 3-Month Treasury Bill Index and above the 7.4% return for the Lipper-Registered Trademark- Short Municipal Debt Funds Average. The portfolio was managed in a manner consistent with its objective to preserve capital while providing income exempt from federal income tax.

The threat of tax reform weighed heavily on investors' minds for most of 1995, leading to relatively weak returns for municipal bonds relative to other asset classes. The lingering effects of the default of Orange County also lessened demand. Like their taxable bond counterparts, longer-maturity munis enjoyed the strongest returns. Although yields fell on all maturities, the yields on longer maturities fell the most. The Fund struggled to establish a favorable duration position for the first half of the year, which caused performance to lag. However, it recovered in the second half of the year.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

The Limited Volatility Tax Free Fund's income may be subject to an alternative minimum tax. See the Prospectus for further information.


Specialty Funds                            Limited Volatility Tax Free Fund  35

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                                     PRINCIPAL                 DATE
                                                                      AMOUNT                    OF          VALUE
                                                                       (000)       RATE      MATURITY*      (000)
                                                                      -------     ------     --------     --------
UNITED STATES GOVERNMENT AGENCIES - 73.2%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                       $ 6,803     5.750%     06/01/15     $  6,810
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                     4,125     5.817      06/15/12        4,172
Downey Savings & Loan                                                   5,000     5.700      01/23/96        4,983
Federal Farm Credit Bank                                                3,000     6.390      04/17/96        3,006
Federal Farm Credit Bank                                                4,000     5.640      04/22/96        3,998
Federal Home Loan Bank                                                  4,000     6.937      01/25/96        3,981
Federal Home Loan Bank                                                  9,075     5.500      02/05/96        9,069
Federal Home Loan Bank                                                  2,200     4.760      02/09/96        2,197
Federal Home Loan Bank                                                  1,155     8.100      03/25/96        1,161
Federal Home Loan Bank                                                  2,000     9.800      03/25/96        2,018
Federal Home Loan Bank                                                  1,800     4.360      04/15/96        1,792
Federal Home Loan Bank                                                  3,000     8.250      05/27/96        3,026
Federal Home Loan Bank                                                  1,750     5.100      07/08/96        1,743
Federal Home Loan Bank                                                  5,500     5.900      08/29/96        5,500
Federal Home Loan Bank                                                  2,000     5.900      09/20/96        2,000
Federal Home Loan Bank MTN                                              1,000     5.550      04/12/96          997
Federal Home Loan Mortgage Corp.                                        1,000     4.675      03/25/96          998
Federal Home Loan Mortgage Corp.                                        3,000     4.580      03/29/96        2,991
Federal Home Loan Mortgage Association Discount Note                    5,000     5.590      01/19/96        4,986
Federal Home Loan Mortgage Association Discount Note                    3,000     5.310      04/29/96        2,948
Federal Home Loan Mortgage Association MTN                             11,000     5.470      02/02/96       10,995
Federal Home Loan Mortgage Association MTN (a)                          5,000     5.490      08/30/96        4,999
Federal Home Loan Mortgage Association MTN (a)                         10,000     5.330      04/04/97        9,955
Secondary Market Services                                               8,000     5.700      01/17/96        7,980
Secondary Market Services                                               5,000     5.720      02/12/96        4,967
Student Loan Marketing Association Discount Note (LIBOR Floater)(a)     2,540     5.650      01/02/96        2,539
                                                                                                          --------
TOTAL UNITED STATES GOVERNMENT AGENCIES
(cost $109,811)                                                                                            109,811
                                                                                                          --------
TOTAL INVESTMENTS
(amortized cost $109,811) - 73.2%                                                                          109,811
                                                                                                          --------
REPURCHASE AGREEMENTS - 28.7%
Agreement with Lehman Brothers, Inc. and Chemical Bank (Tri-Party) of $8,000,
   acquired December 15, 1995 at 5.760% to be repurchased at $8,041 on January 16, 1996 collateralized by
   $8,030 Federal Home Loan Mortgage Corp. Bonds, due 01/01/96 to 11/01/96, valued at $8,211                 8,000

Agreement with Zions First National Bank of $35,000, acquired December 29, 1995 at 5.850% to be repurchased at $35,023 on January 2, 1996 collateralized by
   $35,591 United States Treasury Notes, due 11/30/96, valued at $35,792                                    35,000
                                                                                                          --------
TOTAL REPURCHASE AGREEMENTS (cost $43,000)                                                                  43,000
                                                                                                          --------


Specialty Funds                            U.S. Government Money Market Fund  37

U.S. GOVERNMENT MONEY MARKET FUND

December 31, 1995

                                                                                                           VALUE
                                                                                                           (000)
                                                                                                          --------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(Cost $152,811)(b) - 101.9%                                                                               $152,811

OTHER ASSETS AND LIABILITIES, NET - (1.9%)                                                                  (2,870)
                                                                                                          --------
NET ASSETS - 100.0%                                                                                       $149,941
                                                                                                          --------
                                                                                                          --------

 * The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(MTN) represents Medium Term Note.


        The accompanying notes are an integral part of the financial statements.


38  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
   Investments at amortized cost which approximates market (Note 2)..................  $109,810,803
   Repurchase agreements (identified cost $43,000,000)(Note 2).......................    43,000,000
   Interest receivable...............................................................       879,887
                                                                                       ------------
                                                                                        153,690,690

LIABILITIES
   Payables:
      Dividends......................................................  $  727,622
      Investments purchased..........................................   2,947,785
      Accrued transfer agent fees (Note 4)...........................      29,111
      Other accrued expenses and payables............................      44,772         3,749,290
                                                                       ----------      ------------
NET ASSETS...........................................................................  $149,941,400
                                                                                       ------------
                                                                                       ------------
NET ASSETS CONSIST OF:
   Shares of beneficial interest.....................................................  $  1,499,414
   Additional paid-in capital........................................................   148,441,986
                                                                                       ------------
NET ASSETS...........................................................................  $149,941,400
                                                                                       ------------
                                                                                       ------------
Net assets value, offering and redemption price per share
   ($149,941,400 divided by 149,941,400 shares of $.01 par value
   shares of beneifical interest outstanding)........................................      $1.00
                                                                                       ------------
                                                                                       ------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            U.S. Government Money Market Fund  39

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year ended December 31, 1995

INVESTMENT INCOME
Interest.............................................................................  $  8,311,248

Expenses (Notes 2 and 4):
   Management fees...................................................  $  338,745
   Custodian fees....................................................      41,814
   Transfer agent fees...............................................     208,500
   Professional fees.................................................       8,114
   Registration fees.................................................      83,455
   Trustees' fees....................................................       4,325
   Miscellaneous.....................................................       7,543
                                                                       ----------
   Expenses before waiver............................................     692,496
   Expenses waived by Manager (Note 4)...............................    (261,988)          430,508
                                                                       ----------      ------------
Net investment income................................................................     7,880,740
                                                                                       ------------
Net increase in net assets resulting from operations.................................  $  7,880,740
                                                                                       ------------
                                                                                       ------------


        The accompanying notes are an integral part of the financial statements.


40  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 1995

                                                                           1995            1994
                                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income and net increase
     in net assets resulting from operations.........................  $  7,880,740    $  3,251,920

Distributions to shareholders from net investment income.............    (7,880,740)     (3,251,920)
Increase (decrease) in net assets from Fund share transactions.......    37,864,438      16,667,251
                                                                       ------------    ------------

INCREASE (DECREASE) IN NET ASSETS....................................    37,864,438      16,667,251
Net assets at beginning of year......................................   112,076,962      95,409,711
                                                                       ------------    ------------

NET ASSETS AT END OF YEAR............................................  $149,941,400    $112,076,962
                                                                       ------------    ------------
                                                                       ------------    ------------


FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold.....................................................   474,116,728     360,755,315
Fund shares issued to shareholders
  in reinvestments of distributions..................................     5,695,155       1,794,043
Fund shares redeemed.................................................  (441,947,445)   (345,882,107)
                                                                       ------------    ------------
Net increase (decrease)..............................................    37,864,438      16,667,251
                                                                       ------------    ------------
                                                                       ------------    ------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            U.S. Government Money Market Fund  41

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.

                                                                  1995       1994        1993        1992         1991
                                                                -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR ...........................  $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                                -------     -------     -------     -------     -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................................    .0580       .0380       .0284       .0347       .0573
                                                                -------     -------     -------     -------     -------

LESS DISTRIBUTIONS:
   Net investment income......................................   (.0580)     (.0380)     (.0284)     (.0347)     (.0573)
                                                                -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR..................................  $1.0000     $1.0000     $1.0000     $1.0000     $1.0000
                                                                -------     -------     -------     -------     -------
                                                                -------     -------     -------     -------     -------
TOTAL RETURN (%)..............................................     5.98        3.87        2.88        3.53        5.90

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net assets (a)....      .32         .57         .49         .41         .38
  Operating expenses, gross, to average daily net assets (a)..      .51         .57         .49         .41         .38
  Net investment income to average daily net asses............     5.82        3.91        2.85        3.47        5.74
  Net assets, end of year ($000 omitted)......................  149,941     112,077      95,410     153,976     182,747
  Per share amount of fees waived ($ omitted)(a)..............    .0019          --          --          --          --

(a) See Note 4.


42  U.S. Government Money Market Fund                            Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1995

                                                                     PRINCIPAL                 DATE
                                                                      AMOUNT                    OF          VALUE
                                                                       (000)       RATE      MATURITY*      (000)
                                                                      -------     ------     --------     --------
ALABAMA - 2.4%
Mobile, Alabama Industrial Development Revenue weekly demand         $  1,150     5.250%(2)  12/01/97     $  1,150
Mobile, Alabama Industrial Development Board Pollution Control
 Revenue weekly demand                                                    700     6.000(1)   06/01/15          700
                                                                                                          --------
                                                                                                             1,850
                                                                                                          --------
ARIZONA - 1.1%
Maricopa County Arizona Industrial Development Authority Revenue
 weekly demand                                                            900     5.350(2)   10/01/04          900
                                                                                                          --------
                                                                                                               900
                                                                                                          --------
CALIFORNIA - 2.6%
Apple Valley, California Unified School District, General Obligation    2,000     4.500      08/30/96        2,005
                                                                                                          --------
                                                                                                             2,005
                                                                                                          --------
DISTRICT OF COLUMBIA - 2.7%
District of Columbia General Fund Recovery, General Obligation (a)        500     5.600      06/01/96          503
District of Columbia General Fund Recovery, General Obligation,
 Series B, daily demand                                                 1,600     6.000(1)   06/01/03        1,600
                                                                                                          --------
                                                                                                             2,103
                                                                                                          --------
FLORIDA - 6.9%
Boca Raton, Florida Industrial Development Authority Revenue, weekly
 demand                                                                   425     5.375(2)   12/01/14          425
Broward County, Florida Multi-family Housing Revenue, weekly demand     1,875     5.250(2)   12/01/10        1,875
Lee County, Florida Industrial Development Authority Revenue, weekly
 demand                                                                 1,000     4.975(2)   04/01/10        1,000
Sarasota, Florida Multi-family Housing Authority, weekly demand         2,100     5.125(2)   08/01/06        2,100
                                                                                                          --------
                                                                                                             5,400
                                                                                                          --------
GEORGIA - 1.1%
Cobb County, Georgia Multi-family Housing Authority, weekly demand        675     5.125(2)   12/01/97          675
Gwinnen County, Georgia School District, General Obligation
 (pre-refunded 02/01/96)(b)                                               200     7.500      02/01/03          205
                                                                                                          --------
                                                                                                               880
                                                                                                          --------
HAWAII - 1.3%
Honolulu, Hawaii City and County, General Obligation                      450     9.000      03/01/96          454
Kauai County Hawaii, General Obligation (a)                               560     6.600      08/01/96          569
                                                                                                          --------
                                                                                                             1,023
                                                                                                          --------

Specialty Funds                                    Tax Free Money Market Fund 43


TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                                     PRINCIPAL                 DATE
                                                                      AMOUNT                    OF          VALUE
                                                                       (000)       RATE      MATURITY*      (000)
                                                                      -------     ------     --------     --------
ILLINOIS - 9.9%
Chicago, Illinois Park District, Series A                            $    280     5.000%     10/30/96     $    282
East Peoria, Illinois Multi-family Housing Authority, weekly demand     2,000     5.250(2)   06/01/08        2,000
Illinois Development Finance Authority, Industrial Revenue, weekly
 demand                                                                 3,000     5.500(2)   12/01/05        3,000
Illinois Development Finance Authority, quarterly demand                  700     4.000(4)   08/01/25          700
St. Clair County, Illinois Industrial Development Board Revenue,
 weekly demand                                                          1,000     5.500(2)   10/01/15        1,000
Troy Grove, Illinois Revenue, weekly demand                               750     5.015(2)   05/01/10          750
                                                                                                          --------
                                                                                                             7,732
                                                                                                          --------
INDIANA - 5.1%
Lake County, Indiana Judgment Funding, General Obligation                 700     4.700      06/01/96          702
Lake County, Indiana Judgment Funding, General Obligation                 700     4.700      12/01/96          704
Plymouth, Indiana, Multischool Building Corp. Revenue (a)                 555     3.850      01/01/96          555
Wayne Township, Indiana Metropolitan School District, General
 Obligation                                                             1,000     3.950      01/01/96        1,000
Wayne Township, Indiana Metropolitan School District, General
 Obligation                                                             1,000     4.000      07/01/96        1,000
                                                                                                          --------
                                                                                                             3,961
                                                                                                          --------
IOWA - 0.3%
Iowa Finance Authority, Small Business Development Revenue, weekly
 demand                                                                   200     5.000(2)   11/01/15          200
                                                                                                          --------
                                                                                                               200
                                                                                                          --------
KANSAS - 1.0%
Leawood, Kansas, Temporary Notes, General Obligation                      800     4.000      03/15/96          800
                                                                                                          --------
                                                                                                               800
                                                                                                          --------
KENTUCKY - 3.2%
Elsmere, Kentucky Industrial Building Revenue semiannual demand           510     3.500(5)   02/01/06          510
Kentucky Development Finance Authority, Health Care Revenue, weekly
 demand                                                                 2,000     5.250(2)   09/01/06        2,000
                                                                                                          --------
                                                                                                             2,510
                                                                                                          --------
MARYLAND - 1.1%
Montgomery County, Maryland Industrial Development Revenue, monthly
 demand                                                                   900     4.050(3)   04/01/14          900
                                                                                                          --------
                                                                                                               900
                                                                                                          --------
MICHIGAN - 8.8%
Lansing, Michigan Economic Development Corp., semiannual demand         1,830     3.850(5)   05/01/15        1,830
Livonia, Michigan Economic Development Corp., semiannual demand           310     3.950(5)   11/15/04          310
McDonald Tax Exempt Mortgage Bond Trust, thirteen-month demand            180     5.350(7)   01/15/09          180
Michigan State Job Development Authority Revenue, weekly demand         1,000     5.000(2)   08/01/15        1,000
Michigan State Job Development Authority Revenue, monthly demand        1,100     3.950(3)   11/01/14        1,100
Michigan State Strategic Fund Revenue, annual demand                       50     4.350(6)   06/01/11           50
Michigan State Strategic Fund Revenue, weekly demand                    2,370     5.319(2)   11/01/01        2,370
                                                                                                          --------
                                                                                                             6,840
                                                                                                          --------


44 Tax Free Money Market Fund                                    Specialty Funds


TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                                    PRINCIPAL                      DATE
                                                                     AMOUNT                         OF            VALUE
                                                                      (000)          RATE        MATURITY*        (000)
                                                                      -----          ----        ---------        -----
MINNESOTA - 4.4%
Mandota Heights, Minnesota Commercial Development, weekly demand      $1,630       5.300%(2)      12/01/15        $1,630
Minneapolis, Minnesota General Obligation, weekly demand               1,300       5.250(2)       12/01/05         1,300
Minnesota State, Housing Finance Agency, Single Family Housing
  Revenue, annual demand                                                 500       3.500(6)       07/01/25           500
                                                                                                                  ------
                                                                                                                   3,430
                                                                                                                  ------
MISSISSIPPI - 2.6%
DeSoto county, Mississippi Industrial Development Revenue,
  weekly demand                                                        1,000       5.015(2)       12/01/08         1,000
Jackson Mississippi Public School District General Obligation (a)        725       4.100          04/01/96           725
Jackson Mississippi Redevelopment Urban Renewal Authority
  Revenue (a)                                                            300       4.000          04/01/96           300
                                                                                                                  ------
                                                                                                                   2,025
                                                                                                                  ------
MISSOURI - 2.6%
Kansas City, Missouri Industrial Development Authority Revenue,
  weekly demand                                                        2,025       5.050(2)       08/01/18         2,025
                                                                                                                  ------
                                                                                                                   2,025
                                                                                                                  ------
NEBRASKA - 1.3%
Oshkosh, Nebraska Industrial Development Revenue, semiannual
  demand                                                               1,000       3.900(5)       12/01/96         1,000
                                                                                                                  ------
                                                                                                                   1,000
                                                                                                                  ------
NORTH CAROLINA - 0.6%
North Carolina State Prison Facility General Obligation                  500       4.250          06/01/96           501
                                                                                                                  ------
                                                                                                                     501
                                                                                                                  ------
OHIO - 12.1%
Brecksville-Broadview Heights, Ohio School District                      500       5.710          01/18/96           500
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semniannual demand         505       4.150(5)       02/01/05           505
Cincinnati & Hamilton County, Ohio Port Authority, quarterly demand      260       3.900(4)       09/01/99           260
Citizens Federal Tax-Exempt Mortgage Bond Trust, semiannual demand        80       4.350(5)       09/01/08            80
Clark County, Ohio Hospital Improvement Revenue, semiannual demand       155       4.050(5)       04/01/09           155
Clarmont County, Ohio Economic Development Revenue,
  semiannual demand                                                      220       3.850(5)       05/01/12           220
Cuyahoga County Ohio, Health Care Facilities Revenue, weekly demand      100       5.200(2)       12/01/96           100
Cuyohoga County, Ohio Industrial Development Revenue,
  semiannual demand                                                      295       3.750(5)       06/01/99           295
Franklin County, Ohio Industrial Development Revenue,
  semiannual demand                                                      330       3.900(5)       04/01/15           330
Franklin County, Ohio Industrial Development Revenue,
  semiannual demand                                                      170       3.800(5)       11/01/15           170
Greater Cleveland Regional Transportation Participation
  Certificates (a)                                                       150       9.100          07/01/96           154
Mahoning County, Ohio Industrial Development Revenue,
  Project A, weekly demand                                                15       5.200(2)       10/01/00            15
Mahoning County, Ohio Industrial Development Revenue,
  Project B, weekly demand                                                75       5.200(2)       10/01/00            75
McDonald Tax Exempt Mortgage Bond Trust, thirteen-month demand           840       5.350(7)       01/15/09           840

Specialty Funds                                    Tax Free Money Market Fund 45


TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

December 31, 1995

                                                                    PRINCIPAL                      DATE
                                                                     AMOUNT                         OF            VALUE
                                                                      (000)          RATE        MATURITY*        (000)
                                                                      -----          ----        ---------        -----
Montgomery County, Ohio, Economic Development Authority Revenue,
  semiannual demand                                                   $  460       3.800%(5)      12/15/04        $  460
North Olmsted, Ohio, General Obligation                                  500       4.670          06/20/96           501
Ohio State Economic Development Revenue, semiannual demand               805       4.000(5)       03/01/98           805
Ohio State Higher Educational Facilities Community College
  Revenue, weekly demand                                                 700       5.150(2)       09/01/20           700
Scioto County, Ohio Health Care Facilities, semiannual demand            725       3.750(5)       12/01/15           725
Stark County, Ohio Health Care Facilities, semiannual demand           1,710       3.800(5)       09/15/16         1,710
Trumbull County, Ohio Correctional Facility, General Obligation          300       4.830          04/11/96           301
Trumbull County, Ohio Industrial Development Revenue Refunding,
  weekly demand                                                          575       5.200(2)       04/01/04           575
                                                                                                                  ------
                                                                                                                   9,476
                                                                                                                  ------
OKLAHOMA - 3.6%
Creek County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                    1,405       4.100(5)       12/01/05         1,405
Norman, Oklahoma Utilities Authority Revenue (a)                         300       3.625          11/01/96           300
Tulsa, Oklahoma Industrial Development Authority, weekly demand          100       5.125(2)       09/01/03           100
Tulsa, Oklahoma Industrial University Revenue, weekly demand           1,000       5.250(2)       12/01/15         1,000
                                                                                                                  ------
                                                                                                                   2,805
                                                                                                                  ------
OREGON - 3.9%
Port of Portland, Oregon Public Grain Elevator Revenue,
  weekly demand                                                        3,075       5.250(2)       12/01/14         3,075
                                                                                                                  ------
                                                                                                                   3,075
                                                                                                                  ------
PENNSYLVANIA - 5.1%
Commonwealth Tax-Exempt Mortgage Bond Trust, semiannual demand           790       4.000(5)       11/01/05           790
McDonald Tax Exempt Mortgage Bond Trust, thirteen-month demand           180       5.350(7)       01/15/09           180
Pennsylvania State Higher Education Revenue, nine-month demand           750       3.900(9)       06/01/18           750
Philadelphia, Pennsylvania Tax & Revenue Anticipation Notes,
  General Obligation                                                   1,000       4.500          06/27/96         1,002
York County, Pennsylvania Industrial Development Authority,
  weekly demand                                                        1,225       4.850(2)       07/01/09         1,225
                                                                                                                  ------
                                                                                                                   3,947
                                                                                                                  ------
RHODE ISLAND - 2.4%
Narragansett, Rhode Island Bay Water Quality Commission Revenue        1,500       5.000          01/19/96         1,501
Rhode Island Homeownership Opportunity Housing & Mortgage
  Finance Authority Revenue, nine-month demand (a)                       345       3.850(9)       06/27/96           345
                                                                                                                  ------
                                                                                                                   1,846
                                                                                                                  ------

46 Tax Free Money Market Fund                                    Specialty Funds

TAX FREE MONEY MARKET FUND

December 31, 1995

                                                                                  PRINCIPAL                  DATE
                                                                                   AMOUNT                     OF         VALUE
                                                                                    (000)         RATE     MATURITY*     (000)
                                                                                  ---------      ------    ---------    ------
SOUTH CAROLINA - 1.3%
Richland County, South Carolina School District 1 General Obligation              $    975       4.600%    03/01/96     $  976
                                                                                                                       -------
                                                                                                                           976
                                                                                                                       -------
SOUTH DAKOTA - 2.6%
Sioux Falls, South Dakota Industrial Development Revenue, weekly demand              2,005       5.400(2)  06/01/06      2,005
                                                                                                                       -------
                                                                                                                         2,005
                                                                                                                       -------
TENNESSEE - 3.0%
Franklin County, Tennessee Health and Education Facilities, monthly demand           1,500       4.250(3)  09/01/10      1,500
Shelby County, Tennessee, Health, Education, and Hospital Facility Revenue (a)         845       3.800     08/01/96        845
                                                                                                                       -------
                                                                                                                         2,345
                                                                                                                       -------
TEXAS - 0.2%
Harris County, Texas Hospital District (pre-refunded 04/01/96)(b)                      175       8.500     04/01/15        180
                                                                                                                       -------
                                                                                                                           180
                                                                                                                       -------
UTAH - 1.3%
West Valley City, Utah, Industrial Development Revenue, daily demand                 1,000       6.100(1)  11/01/11      1,000
                                                                                                                       -------
                                                                                                                         1,000
                                                                                                                       -------
VIRGINIA - 1.4%
Norfolk, Virginia, Industrial Development Authority Revenue, weekly demand           1,075       5.125(2)  03/01/16      1,075
                                                                                                                       -------
                                                                                                                         1,075
                                                                                                                       -------
WASHINGTON - 0.3%
Washington, State of, Motor Vehicle Fuel, Series E, General Obligation
  (pre-refunded 09/01/96)(b)                                                           200       8.000     09/01/05        205
                                                                                                                       -------
                                                                                                                           205
                                                                                                                       -------
WEST VIRGINIA - 2.6%
Charleston, West Virginia Building Community Parking Facility Revenue,
  weekly demand                                                                      2,000       5.150(2)  12/01/16      2,000
                                                                                                                       -------
                                                                                                                         2,000
                                                                                                                       -------
WISCONSIN - 1.9%
South Milwaukee, Wisconsin School District Tax and Revenue,
  Anticipation Notes                                                                 1,300       3.949     06/28/96      1,300
Wisconsin, State of, General Obligation                                                200       6.500     05/01/96        202
                                                                                                                       -------
                                                                                                                         1,502
                                                                                                                       -------


Specialty Funds                                   Tax Free Money Market Fund  47

TAX FREE MONEY MARKET FUND

December 31, 1995

                                                                                                                        VALUE
                                                                                                                        (000)
                                                                                                                        -----
TOTAL INVESTMENTS (amortized cost $78,522)(c) - 100.7%                                                               $ 78,522

OTHER ASSETS AND LIABILITIES, NET - (0.7)%                                                                               (522)
                                                                                                                     --------
NET ASSETS - 100.0%                                                                                                  $ 78,000
                                                                                                                     --------
                                                                                                                     --------


(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(c)  The cost for federal income tax purposes is the same as shown above.

* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
     Variable Rate:
       (1) Daily
       (2) Weekly
       (3) Monthly
       (4) Quarterly
       (5) Semiannual
       (6) Annual
       (7) Thirteen-month
       (8) Eight-month
       (9) Nine-month

QUALITY RATINGS AS A % OF MARKET VALUE (UNAUDITED)

  VMIG1 or SP-1 +                             100%


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (UNAUDITED)


     General Obligation                           62%
     Housing Revenue                              13
     Healthcare Revenue                            9
     Education Revenue                             8
     Port Authority Revenue                        4
     Utility Revenue                               2
     Pollution Control Revenue                     1
     Refunded                                      1
                                             -------
                                                 100%
                                             -------
                                             -------

+ VMIG1: The highest short-term municipal note credit rating given by Moody's to notes with a demand feature which are of the "best quality."
  SP-1: The highest short-term municipal note credit rating given by Standard & Poor's to notes with a "very strong or strong capacity to pay principal and interest."


        The accompanying notes are an integral part of the financial statements.

48  Tax Free Money Market Fund                                    Security Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at amortized cost which approximates market (Note 2)..............  $  78,522,028
  Cash..........................................................................         75,370
  Interest receivable...........................................................        710,458
                                                                                  -------------
                                                                                     79,307,856

LIABILITIES
  Payables:
    Dividends.....................................................  $    253,319
    Investments purchased.........................................     1,006,908
    Accrued management fees (Note 4)..............................        17,048
    Accrued transfer agent fees (Note 4)..........................         7,486
    Other accrued expenses........................................        23,437      1,308,198
                                                                    ------------  -------------
NET ASSETS......................................................................  $  77,999,658
                                                                                  -------------
                                                                                  -------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest.................................................  $     779,997
  Additional paid-in capital....................................................     77,219,661
                                                                                  -------------
NET ASSETS......................................................................  $  77,999,658
                                                                                  -------------
                                                                                  -------------
Net asset value, offering and redemption price per share
  ($77,999,658 divided by 77,999,658 shares $.01 par value
  shares of beneficial interest outstanding)....................................  $        1.00
                                                                                  -------------
                                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                   Tax Free Money Market Fund  49

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995

  INVESTMENT INCOME
   Interest....................................................................... $  3,584,631

  Expenses (Notes 2 and 4):
    Management fees................................................  $    214,949
    Custodian fees.................................................        44,719
    Transfer agent fees............................................        63,138
    Professional fees..............................................         7,032
    Registration fees..............................................        70,289
    Trustees' fees.................................................         4,320
    Miscellaneous..................................................         6,940       411,387
                                                                     ------------  ------------
Net investment income.............................................................    3,173,244
                                                                                   ------------
Net increase in net assets resulting from operations.............................  $  3,173,244
                                                                                   ------------
                                                                                   ------------


        The accompanying notes are an integral part of the financial statements.

50  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

                                                        1995           1994
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income and net increase
  in net assets resulting from operations. . . . .  $  3,173,244    $  2,585,604

Distributions to shareholders from net investment
 income. . . . . . . . . . . . . . . . . . . . . .    (3,173,244)     (2,585,604)
Increase (decrease) in net assets from Fund share
 transactions. . . . . . . . . . . . . . . . . . .   (22,819,224)     32,665,032
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS. . . . . . . . .   (22,819,224)     32,665,032

Net assets at beginning of year. . . . . . . . . .   100,818,882      68,153,850
                                                    ------------    ------------
NET ASSETS AT END OF YEAR  . . . . . . . . . . . .  $ 77,999,658    $100,818,882
                                                    ------------    ------------
                                                    ------------    ------------

FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR
 BASIS)
Fund shares sold . . . . . . . . . . . . . . . . .   133,513,901     198,014,484
Fund shares issued to shareholders in
 reinvestments of distributions. . . . . . . . . .       868,416         524,203
Fund shares redeemed . . . . . . . . . . . . . . .  (157,201,541)   (165,873,655)
                                                    ------------    ------------
Net increase (decrease). . . . . . . . . . . . . .   (22,819,224)     32,665,032
                                                    ------------    ------------
                                                    ------------    ------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                    Tax Free Money Market Fund 51

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year ended December 31, and other performance information derived from the financial statements.



                                              1995     1994     1993     1992     1991
                                            -------   -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR. . . .   $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                            -------   -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  . . . . . . . . .     .0370     .0279    .0251    .0304    .0473
                                            -------   -------  -------  -------  -------
LESS DISTRIBUTIONS:

 Net investment income. . . . . . . . . .    (.0370)   (.0279)  (.0251)  (.0304)  (.0473)
                                            -------   -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR. . . . . . .   $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                            -------   -------  -------  -------  -------
                                            -------   -------  -------  -------  -------
TOTAL RETURN (%)  . . . . . . . . . . . .      3.76      2.83     2.55     3.09     4.84

RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to average daily
  net assets  . . . . . . . . . . . . . .       .48       .40      .43      .45      .45
 Operating expenses, gross, to average
  daily net assets. . . . . . . . . . . .       .48       .40      .43      .45      .46
 Net investment income to average daily
  net assets  . . . . . . . . . . . . . .      3.69      2.84     2.52     3.03     4.73
 Net assets, end of year ($000 omitted) .    78,000   100,819   68,154   73,203   61,288
 Per share amount of fees remimbursed
  ($ omitted) . . . . . . . . . . . . . .        --        --       --       --    .0001

52 Tax Free Money Market Fund                                   Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 1995


1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 22 different investment portfolios referred to as "Funds." These financial statements report on 5 Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies, which require the use of estimates made by management. Such policies are consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   The U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. Both Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended. Money market instruments maturing within 60 days of the valuation date held by Funds other than the U.S. Government Money Market and Tax Free Money Market Funds are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

   Municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. The Funds, except Limited Volatility Tax Free and Tax Free Money Market Funds, may lend portfolio securities with a value of up to 50% of their total assets. The Funds will receive cash, U.S. government treasuries or U.S. government agency securities as collateral. The Funds will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager.

   CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 1995, the Emerging Markets Fund changed its method of accounting for the cost of investments from the average cost method to the specific identification method. The new method of accounting for the cost of investments was adopted because it better matches specific costs with proceeds from sales of securities and more closely conforms realized gains with related distributions. The change in accounting principle had no effect on the Fund's net assets, net asset value per share, its net increase (decrease) in net assets resulting from operations, or its distributions. The effect


Specialty Funds                                Notes to Financial Statements  53

FRANK RUSSELL INVESTMENT COMPANY
   of the change was to increase accumulated net realized gain (loss) on investments and decrease net unrealized depreciation on investments previously reported through December 31, 1994 by $797,463.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts (REITs) owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

   AMORTIZATION AND ACCRETION: Discounts and premiums for the Limited Volatility Tax Free Fund, all zero-coupon bond discounts, and original issue discounts are amortized/accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. No federal income tax provision was required for the year ended December 31, 1995. From November 1, 1995 to December 31, 1995, the Emerging Markets Fund incurred net realized capital losses of $1,534,569. As permitted by tax regulations, the Emerging Markets Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1996.

   At December 31, 1995, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                   12/31/96     12/31/97    12/31/98     12/31/99     12/31/02      12/31/03        TOTALS
                                  ---------    ---------    --------    ---------    ---------    -----------    -----------
   Real Estate Securities                --           --          --           --           --    $(2,387,399)   $(2,387,399)
   Emerging Markets                      --           --          --           --           --     (5,631,976)    (5,631,976)
   Limited Volatility Tax Free    $(238,975)   $(103,283)   $(26,604)   $(383,404)   $(345,504)      (110,634)    (1,208,404)
   U.S. Government Money Market          --           --          --           --       (1,309)        (4,913)        (6,222)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Limited Volatility Tax Free Fund; quarterly for the Real Estate Securities Fund; and annually for the Emerging Markets Fund. The U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


54  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

   The following reclassifications have been made to reflect activity for the year ended December 31, 1995:

                                 UNDISTRIBUTED   ACCUMULATED
                                NET INVESTMENT  NET REALIZED     ADDITIONAL
                                    INCOME       GAIN (LOSS)  PAID-IN CAPITAL
                                --------------  ------------  ---------------
       Real Estate Securities      $123,840             --       $(123,840)
       Emerging Markets              87,099      $(192,697)        105,598

   EXPENSES: Expenses such as management, custodian, transfer agent, bookkeeping, printing, and registration fees are charged directly to the individual Funds; while indirect expenses, such as administrative, insurance, and professional fees are allocated among all Funds principally based on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Emerging Markets Fund have been deferred and are being amortized over 60 months on a straight-line basis.

   REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts and transactions of the Fund are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, resulting from changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Emerging Markets Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with a Fund's


Specialty Funds                                Notes to Financial Statements  55

FRANK RUSSELL INVESTMENT COMPANY
   excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, a Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are utilized and their structure, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Emerging Markets Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Emerging Markets Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of its contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

   INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid and their prices more volatile than those of comparable securities in the United States.

3. INVESTMENT TRANSACTIONS

   SECURITIES: During the year ended December 31, 1995, purchases and sales of investment securities excluding U.S. Government and Agency obligations, short-term investments, and repurchase agreements were as follows:

                              PURCHASES       SALES                            PURCHASES       SALES
                            ------------   -----------                        -----------   -----------
   Real Estate Securities   $110,219,142   $55,126,728   Limited Volatility   $57,267,307   $42,677,451
   Emerging Markets          143,593,571    94,294,965

   U.S. Government Money Market purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $363,766,484, $93,411,702 and $272,016,000, respectively.

   Tax Free Money Market purchases, sales and maturities of short-term tax exempt obligations were $206,734,838, $204,652,740 and $25,675,000, respectively.

4. RELATED PARTIES

   Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all the Funds which comprise the Investment Company, and manages the U.S. Government Money Market and the Money Market Funds (the Money Market Fund is a series of the Investment Company that is not presented here). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each of the other Funds.

   On January 16, 1995 and March 28, 1995, the Investment Company's Board of Trustees and shareholders, respectively, approved amendments to the Investment Company's Management Agreement with FRIMCo to (i) provide for an annual management fee to be paid to the Manager by the Emerging Markets Fund based on the Fund's average daily net assets; and (ii) clarify the agency relationship between the Investment Company and the Manager with respect to fees paid to the money managers selected to manage the Investment Company's assets. The amendments became effective April 1, 1995.

   Prior to April 1, 1995, the Emerging Markets Fund paid no management or advisory fees. Rather, each shareholder entered into a written Asset Management Service Agreement with the Manager, pursuant to which the shareholder paid an asset management service fee directly to the Manager, which in turn, acting as a fiduciary for the Fund, compensated the money managers. Effective April 1, 1995, as approved by shareholders on March 28, 1995, the Fund began incurring a management fee at the rate shown in the table below.


56  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

   For the year ended December 31, 1995, the management fee paid to the FRIMCo, in accordance with the Investment Company's Management Agreement with that firm, amounted to $4,293,802 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                                     ANNUAL RATE                                  ANNUAL RATE
                                     -----------                                  -----------
       Real Estate Securities           0.85%      U.S. Government Money Market      0.25%
       Emerging Markets                 1.20       Tax Free Money Market             0.25
       Limited Volatility Tax Free      0.50

   The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits on an annual basis, such excess will be paid by FRIMCo. Prior to April 1, 1995, the Management Agreement provided that Emerging Markets Fund expenses (exclusive of interest and taxes) exceeding 0.80% of its average daily net assets on an annual basis, would be paid by FRIMCo. Effective April 1, 1995, the amendment to the management contract, as approved by shareholders on March 28, 1995, provides that Fund expenses (exclusive of interest and taxes) exceeding 2.00% of its average daily net assets on an annual basis will be paid by FRIMCo. For the year ended December 31, 1995, the amount of such reimbursement was $37,115.

   Effective April 1, 1995 through December 31, 1995, the Manager voluntarily agreed to waive its 0.25% management fee for the US Government Money Market Fund, which amounted to $261,988.

   Additionally, effective April 1, 1995, as approved by shareholders on March 28, 1995, each shareholder continues to enter into a written Asset Management Services Agreement with the Manager, pursuant to which the shareholder agrees to pay an annual shareholder investment services fee calculated as a specified percentage of the shareholder's average net assets in the Fund. For the period ended December 31, 1995, the Manager did not impose such shareholder investment services fee with respect to the Emerging Markets Fund. In addition, a shareholder may pay additional fees, expressed as fixed dollar amounts, for the other services or reports provided by the Manager to the shareholder. Accordingly, the expense information does not reflect an amount for fees paid directly by an investor to the Manager.

   Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Real Estate Securities and Emerging Markets Funds, pursuant to a written Service Agreement. The PVS computerized data base system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. Total fees for the year ended December 31, 1995 for the Real Estate and Emerging Markets Funds were $78,481 before waivers. The Manager voluntarily agreed to waive $25,061 of these fees for the Emerging Markets Fund.

   The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1995 were $827,518.

   The Investment Company was paying each of its Trustees not affiliated with FRIMCo a retainer of $16,000 per year plus out-of-pocket expenses. Effective April 28, 1995, the retainer was increased to $20,000. Total trustee expenses were $96,696 for the year ended December 31, 1995 and were allocated to each Fund on a pro rata basis, including 17 other affiliated funds not represented here.

   Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor of the Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.


Specialty Funds                                Notes to Financial Statements  57

FRANK RUSSELL INVESTMENT COMPANY

5. MONEY MARKET FUND

   The Real Estate Securities and Emerging Markets Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented in this annual report). These investments are reflected as purchases and redemptions of shares of the Money Market Fund. The interest earned by the Money Market Fund related to these investments is reflected as dividends paid (or payable) on such shares. As of December 31, 1995, $50,604,000 of the Money Market Fund's net assets represents investments by these Funds and $441,328,000 represents the investments of other affiliated Funds not presented here.

6. COMMITMENTS

   As of December 31, 1995, the Emerging Markets Fund entered into various foreign currency exchange spot contracts which contractually obligate the Fund to deliver or receive currencies at specified future dates. Open contracts were as follows:

                                  EMERGING MARKETS FUND
                         FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                                      UNREALIZED
         CONTRACTS TO DELIVER   IN EXCHANGE FOR   SETTLEMENT DATE   (DEPRECIATION)
         --------------------   ---------------   ---------------   --------------
           USD      396,015      MYR  1,004,491       01/03/96          $(499)
                                                                        -----
                                                                        $(499)
                                                                        -----
                                                                        -----

   The related net unrealized appreciation (depreciation) is reflected in the Emerging Markets Fund's financial statements.

7. DIVIDENDS

   On February 1, 1996, the Board of Trustees declared the following dividends from net investment income payable on February 9, 1996, to shareholders of record on February 2, 1996:

      Limited Volatility Tax Free    $0.0726


58  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

ADDITIONAL INFORMATION

December 31, 1995 (Unaudited)

   On January 22, 1996, a special meeting of the shareholders of the Funds was held for the purpose of voting on the following matter:

      To approve the Investment Company's operation in accordance with the exemptive order granted on June 27, 1995 to the Investment Company and the Manager by the Securities and Exchange Commission.

      The exemptive order permits the Manager to engage and terminate unaffiliated money managers for each Fund without holding shareholder meetings and to disclose in the Investment Company's prospectus, with respect to each Fund, only the aggregate fees paid to that Fund's money managers and the net advisory fees retained by the Manager with respect to that Fund.

   The results of the vote on the proposal for the 22 Funds, on which 5 are reported in these financial statements, were as follows:

                       NUMBER OF   % OF OUTSTANDING  % OF SHARES
            VOTE         SHARES         SHARES          VOTED
       -------------  -----------  ----------------  -----------
        Affirmative   349,878,731        68.5%           99.9%
        Against           226,716          --             0.1%
        Abstain            15,879          --              --
                      -----------        ----           -----
       Total          350,121,326        68.5%          100.0%
                      -----------        ----           -----
                      -----------        ----           -----

TAX INFORMATION

   Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for their taxable year ended December 31, 1995:

       Real Estate Securities      $    964
       Emerging Markets             182,288
       Tax Free Money Market          8,804

   Please consult a tax advisor for questions about federal or state income tax laws.


Specialty Funds                                       Additional Information  59

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001


TRUSTEES                                                     CUSTODIAN
   George F. Russell, Jr., Chairman                             State Street Bank and Trust Company
   Lynn L. Anderson                                             1776 Heritage Drive
   Paul E. Anderson                                             North Quincy, MA  02171
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich                                           TRANSFER AGENT
   Eleanor W. Palmer                                            Frank Russell Investment Management Company
                                                                909 A Street
                                                                Tacoma, WA  98402
OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds   LEGAL COUNSEL
   George W. Weber, Treasurer and Chief Accounting Officer       Stradley, Ronon, Stevens & Young
   Randall P. Lert, Director of Investments                      2600 - One Commerce Square
   Karl Ege, Secretary                                           Philadelphia, PA  19103-7098

MANAGER                                                        INDEPENDENT ACCOUNTANTS
  Frank Russell Investment Management Company                    Coopers & Lybrand L.L.P.
  909 A Street                                                   One Post Office Square
  Tacoma, WA  98402                                              Boston, MA  02109

CONSULTANT                                                     DISTRIBUTOR
  Frank Russell Company                                          Russell Fund Distributors, Inc.
  909 A Street                                                   909 A Street
  Tacoma, WA  98402                                              Tacoma, WA  98402

MONEY MANAGERS

REAL ESTATE SECURITIES
   Cohen & Steers Capital Management, New York, NY

EMERGING MARKETS
   Genesis Asset Managers Limited, London, England
   Montgomery Asset Management, L.P., San Francisco, CA
   J.P. Morgan Investment Management Inc., New York, NY

LIMITED VOLATILITY TAX FREE
  Massachusetts Financial Services, Boston, MA
  T. Rowe Price Associates, Inc., Baltimore, MD

U.S. GOVERNMENT MONEY MARKET
   Frank Russell Investment Management Co., Tacoma, WA

TAX FREE MONEY MARKET
   Weiss, Peck & Greer Advisors, Inc., New York, NY


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS
SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER
OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

60 Manager and Money Managers                                   Specialty Funds